UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02687
Name of Registrant: Vanguard Municipal Bond Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31st
Date of reporting period: July 31, 2017
Item 1: Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
Alabama (1.4%)
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/23	6,000	7,228
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/24	10,255	12,542
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/24	8,000	9,784
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/25	4,000	4,945
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/25	6,000	7,418
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	14,310	16,980
Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) PUT	1.850%	11/1/22	9,000	8,973
Auburn University Alabama General Fee
Revenue	5.000%	6/1/19	2,000	2,146
Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,140
Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,500	1,749
Birmingham AL Special Care Facilities
Financing Authority Revenue (Ascension
Health Credit Group) PUT	1.500%	5/1/20	4,425	4,423
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/23	1,000	1,181
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/23	430	505
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	52,745	57,207
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	73,000	80,623
City of Huntsville AL Electric System Revenue	5.000%	12/1/24	350	429
Houston County AL Health Care Authority
Revenue	5.000%	10/1/24	2,000	2,300
Houston County AL Health Care Authority
Revenue	5.000%	10/1/25	1,000	1,154
Huntsville AL Electric System Revenue	5.000%	12/1/23	200	242
Huntsville AL Electric System Revenue	5.000%	12/1/23	250	302
Huntsville AL Electric System Revenue	5.000%	12/1/24	350	429
Huntsville AL Electric System Revenue	4.000%	12/1/25	200	232
Huntsville AL Electric System Revenue	5.000%	12/1/25	300	372
Huntsville AL Water System Revenue	5.000%	11/1/20	1,000	1,124
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/21	3,065	3,426
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/22	4,365	4,983

Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/23	4,565	5,316
Jefferson County AL Revenue	5.000%	9/15/19	935	1,008
Jefferson County AL Revenue	5.000%	9/15/20	1,250	1,387
Jefferson County AL Revenue	5.000%	9/15/21	1,625	1,849
Jefferson County AL Revenue	5.000%	9/15/22	625	727
Jefferson County AL Revenue	5.000%	9/15/23	2,500	2,952
Jefferson County AL Revenue	5.000%	9/15/24	6,725	8,029
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,620	1,629
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,544
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,393
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.625%	10/2/18	10,000	10,033
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/22	600	692
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/22	1,000	1,154
Tuscaloosa AL Public Educational Building
Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/22 (15)	3,485	4,014
Tuscaloosa AL Public Educational Building
Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/23 (15)	3,660	4,287
Tuscaloosa AL Public Educational Building
Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/24 (15)	3,845	4,565
Tuscaloosa County AL Board of Education
Special Tax Revenue	5.000%	2/1/23	200	236
Tuscaloosa County AL Board of Education
Special Tax Revenue	5.000%	2/1/24	150	180
Tuscaloosa County AL Board of Education
Special Tax Revenue	5.000%	2/1/27	275	338
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.820%	8/7/17 LOC	20,630	20,630
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.820%	8/7/17 LOC	5,000	5,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.820%	8/8/17 LOC	5,000	5,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.820%	8/8/17 LOC	5,000	5,000
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	3,590
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,642
University of Alabama General Revenue	5.000%	7/1/18	4,680	4,857
University of Alabama General Revenue	5.000%	7/1/19	5,345	5,753
University of South Alabama University Facilities
Revenue	5.000%	11/1/20	1,395	1,550
University of South Alabama University Facilities
Revenue	5.000%	11/1/21	825	939
University of South Alabama University Facilities
Revenue	5.000%	10/1/22 (15)	325	381
University of South Alabama University Facilities
Revenue	5.000%	11/1/22	1,080	1,252

University of South Alabama University Facilities
Revenue	5.000%	10/1/23 (15)	500	596
University of South Alabama University Facilities
Revenue	5.000%	10/1/24 (15)	525	634
University of South Alabama University Facilities
Revenue	5.000%	10/1/26 (15)	800	979
				340,973
Alaska (0.5%)
Alaska GO	5.000%	8/1/22	5,590	6,539
Alaska Industrial Development & Export
Authority Revenue (Greater Fairbanks
Community Hospital Foundation Inc.) VRDO	0.820%	8/7/17 LOC	15,800	15,800
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/21	2,265	2,597
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	2,410	2,825
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	1,740	2,039
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	2,530	3,012
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	4,785	5,697
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/19	2,000	2,137
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/21	10,140	11,392
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/22	10,265	11,769
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/23	13,515	15,759
Alaska State International Airport Revenue	5.000%	10/1/23	500	598
Alaska State International Airport Revenue	5.000%	10/1/24	1,500	1,818
Anchorage AK GO	5.000%	9/1/21	2,000	2,284
Anchorage AK GO	5.000%	9/1/21	2,605	2,974
Anchorage AK GO	5.000%	9/1/21	1,000	1,142
Anchorage AK GO	5.000%	9/1/22	2,000	2,340
Anchorage AK GO	5.000%	9/1/22	1,665	1,948
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/20	1,725	1,908
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/21	1,950	2,211
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/22	1,450	1,678
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/23	4,150	4,881
North Slope Borough AK GO	5.000%	6/30/18	13,035	13,506
				116,854
Arizona (1.4%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	8/1/19	2,140	2,309
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/20	6,000	6,673
Arizona Board of Regents Arizona State
University System Revenue	5.000%	8/1/20	1,700	1,894
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	300	344
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	5,000	5,731
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	10,000	11,462
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	975	1,118

Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	625	716
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	3,190	3,753
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	3,185	3,747
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	425	500
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	600	706
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	455	535
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	1,500	1,799
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	750	899
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	650	780
Arizona COP	5.000%	10/1/17	1,000	1,007
Arizona COP	5.000%	10/1/18	900	942
Arizona COP	4.000%	9/1/19	1,500	1,588
Arizona COP	5.000%	9/1/20	4,300	4,786
Arizona COP	5.000%	9/1/21	6,380	7,296
Arizona COP	5.000%	10/1/22	4,880	5,713
Arizona COP	5.000%	10/1/23	6,500	7,752
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,018
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/19	2,600	2,735
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	4,550	4,923
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	1,000	1,108
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.840%	8/7/17 LOC	5,100	5,100
1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.670%	2/5/20	20,000	20,272
1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.670%	2/5/20	5,000	5,068
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19	600	650
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,000	1,116
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,144
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	800	935
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,565
Arizona School Facilities Board COP	5.000%	9/1/20	11,000	12,260
Arizona School Facilities Board COP	5.000%	9/1/21	7,000	8,026
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/20	1,505	1,664
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/22	1,770	2,014

Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	9,000	10,323
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	3,000	3,520
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	3,500	4,189
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,360	3,739
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19 (ETM)	530	575
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19	1,470	1,597
Glendale AZ GO	4.000%	7/1/21 (4)	3,400	3,751
Glendale AZ GO	5.000%	7/1/22 (4)	1,670	1,949
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/20	450	481
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/21	750	816
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/22	750	827
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/23	750	835
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,068
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,900	3,299
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,100	3,611
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	5.000%	7/1/21	800	912
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	5.000%	7/1/22	1,500	1,749
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	5.000%	7/1/24	900	1,086
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/21	3,500	3,935
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/22	3,650	4,218
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/23	5,500	6,482
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/24	2,250	2,700
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/18	3,220	3,311
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	3,960
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20	450	498
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	335	380
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	200	233
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	2,000	2,291

Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,775	2,086
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/23	11,755	14,098
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	17,055	18,980
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	12,360	14,177
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/19	3,155	3,385
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/20	2,840	3,150
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,428
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,076
Pima County AZ Sewer Revenue	5.000%	7/1/22	7,250	8,529
Pima County AZ Tucson Unified School District
No. 1 GO	5.000%	7/1/21 (15)	400	456
Pima County AZ Tucson Unified School District
No. 1 GO	5.000%	7/1/22 (15)	1,000	1,170
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/20	4,850	5,428
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,011
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/18	4,520	4,769
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	172
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,687
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,003
Scottsdale AZ GO	4.000%	7/1/20	11,150	12,092
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/21 (ETM)	2,740	3,139
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/17	1,445	1,455
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/18	2,185	2,283
Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	1.050%	9/1/17	9,250	9,250
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/20	1,000	1,101
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/21	750	845
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/22	1,000	1,152
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/23	1,000	1,170
				334,075

Arkansas (0.3%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/20	4,225	4,733
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/21	4,560	5,247
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/22	700	822
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	24,000	24,882
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/21	920	1,027
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	760	867
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/21	5,000	5,781
Baxter County AR Hospital Revenue	5.000%	9/1/20	1,385	1,520
Baxter County AR Hospital Revenue	5.000%	9/1/21	1,140	1,278
Baxter County AR Hospital Revenue	5.000%	9/1/22	1,000	1,143
Baxter County AR Hospital Revenue	5.000%	9/1/23	960	1,112
Independence County AR Pollution Control
Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,466
Jefferson County AR Pollution Control Revenue
(Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	10,011
2 University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	355	428
2 University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/24	405	495
2 University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	275	340
				75,152
California (10.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,036
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/19	1,050	1,127
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,079
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	542
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/19	1,000	1,083
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)(ETM)	5,485	5,279
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	115	109
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/20	1,730	1,930
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/21	1,200	1,394
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/22	1,540	1,833
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/23	1,820	2,202
Antelope Valley-East Kern CA Water Agency
Revenue	4.000%	6/1/21	1,000	1,108

3 Bakersfield CA Wastewater Revenue TOB
VRDO	1.040%	8/7/17 (Prere.)	5,315	5,315
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,350	3,699
4 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	13,500	13,516
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	15,400	15,546
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.520%	10/1/19	9,825	9,879
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	27,500	27,825
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	23,100	23,704
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.720%	5/1/23	4,000	4,029
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.720%	5/1/23	28,500	28,704
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/18	1,200	1,247
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,150
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,436
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/19	1,000	1,062
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/20	1,200	1,308
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	10,000	10,718
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	23,000	26,372
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	54,000	63,711
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17 (ETM)	10	10
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17	2,490	2,526
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18 (ETM)	5	5
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	1,360	1,435
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (ETM)	10	11
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	3,990	4,368
1 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	1.120%	12/1/17	32,250	32,248

California Economic Recovery GO	5.000%	7/1/18 (ETM)	32,295	33,522
California Economic Recovery GO	5.000%	7/1/18 (ETM)	9,305	9,658
California GO	5.000%	9/1/17	2,805	2,815
California GO	5.000%	9/1/17	4,250	4,265
California GO	5.000%	10/1/17	4,005	4,034
California GO	5.000%	10/1/17	20,000	20,145
California GO	5.000%	9/1/18	8,050	8,415
California GO	5.000%	9/1/18	32,260	33,723
California GO	5.000%	10/1/18	34,000	35,656
California GO	5.000%	2/1/19	11,000	11,683
California GO	5.000%	9/1/19	19,000	20,609
California GO	5.000%	9/1/19	17,825	19,335
California GO	5.000%	2/1/20	44,500	48,965
California GO	5.000%	11/1/20	21,520	24,261
California GO	5.000%	12/1/20	25,475	28,795
California GO	5.000%	2/1/21	10,000	11,354
California GO	5.000%	8/1/21	4,425	5,097
California GO	5.000%	8/1/21	14,000	16,127
California GO	5.000%	9/1/21	10,000	11,547
California GO	5.000%	10/1/21	28,000	32,410
California GO	5.000%	10/1/21	41,940	48,546
California GO	5.000%	11/1/21	49,440	57,364
California GO	5.000%	9/1/22	10,000	11,841
California GO	5.000%	9/1/22	43,025	50,947
California GO	5.000%	8/1/23	16,500	19,924
California GO	3.500%	8/1/27	10,000	11,064
1 California GO PUT	1.557%	12/1/17	14,250	14,261
1 California GO PUT	1.270%	5/1/18	29,500	29,531
1 California GO PUT	1.687%	12/3/18	6,500	6,528
California GO PUT	4.000%	12/1/21	21,700	23,958
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	2.000%	3/1/18	5,980	6,012
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	3.000%	3/1/19	6,045	6,213
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	3.000%	3/1/20	6,290	6,560
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/21	850	926
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,435
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,005
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,129
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,037
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,634
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/22	750	865
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/22	1,000	1,154
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/23	650	765
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/24	1,000	1,198
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	47,000	55,425

California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	8,000	9,434
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) VRDO	0.870%	8/7/17	35,670	35,670
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/21	750	866
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	2,205	2,606
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	6,400	6,382
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	25,401
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	11,131
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	1.700%	10/18/22	10,000	9,954
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	7,007
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,006
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,962
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/22	1,000	1,180
1 California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) PUT	1.813%	11/1/20	20,000	20,002
3 California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) TOB VRDO	1.020%	8/7/17	6,670	6,670
1 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	2.613%	8/1/18	29,000	29,150
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	1.100%	4/1/18	31,500	31,513
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	1.100%	4/2/18	11,000	11,005
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	1.279%	4/1/20	9,375	9,414
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	1.279%	4/1/20	7,500	7,531
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) PUT	1.750%	6/1/22	4,000	4,036
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,300	1,505
1 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	1.320%	4/2/18	14,000	13,974

California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/22	135	157
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/23	415	490
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,116
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	500	571
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	835	972
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/24	725	862
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/25	800	956
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/26	600	718
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/27	1,455	1,716
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/21	350	398
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/22	250	291
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/23	600	711
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/24	350	420
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	1.050%	10/2/17	3,000	3,000
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Recology Inc.
Project) VRDO	0.840%	8/8/17 LOC	30,950	30,950
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/22	375	425
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/23	350	402
California Public Works Board Lease Revenue	5.000%	3/1/21	1,965	2,234
California Public Works Board Lease Revenue	5.000%	10/1/21	7,455	8,618
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,870
California Public Works Board Lease Revenue	5.000%	10/1/22	5,750	6,817
California Public Works Board Lease Revenue	5.000%	3/1/23	4,000	4,776
California Public Works Board Lease Revenue	5.000%	10/1/23	12,880	15,574
California Public Works Board Lease Revenue	5.000%	3/1/24	3,145	3,818
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	9/1/17	4,500	4,513
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/17	5,820	5,862
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,588
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	11,024
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/18	5,790	6,053
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/18	1,845	1,935

California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,245
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	16,620	17,868
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	1,690	1,898
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/19	5,600	6,021
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/20	5,200	5,780
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/17	5,200	5,275
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/18	4,000	4,222
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/20	1,175	1,296
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/20	1,240	1,393
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	2,795
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,219
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/17	3,000	3,022
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/17	1,000	1,011
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/18	11,710	11,918
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,028
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/18	3,500	3,671
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	2,500	2,630
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	1,200	1,262
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/19	7,755	8,211
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,750	3,000
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,000	2,182
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	3,050	3,373
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/20	2,000	2,253
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/21	3,500	4,056
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/22	5,885	6,893
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	5,000	5,939
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	6,620	7,919
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	5,000	6,056
California State University Systemwide Revenue	5.000%	11/1/17	5,505	5,564
California State University Systemwide Revenue	5.000%	11/1/18	4,000	4,207

California State University Systemwide Revenue	5.000%	11/1/22	2,700	3,222
California State University Systemwide Revenue	5.000%	11/1/23	2,270	2,765
California State University Systemwide Revenue
PUT	4.000%	11/1/21	28,075	30,887
California State University Systemwide Revenue
PUT	4.000%	11/1/23	4,000	4,539
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	45,200	45,322
3 California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group) TOB VRDO	0.970%	8/7/17	4,880	4,880
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	535
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	359
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	311
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	290
3 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) TOB
VRDO	1.020%	8/7/17	6,630	6,630
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.790%	8/7/17	23,800	23,800
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.800%	8/7/17	28,050	28,050
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/19	1,110	1,191
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/22	170	195
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/23	965	1,119
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	525	526
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	3.000%	8/1/21	2,600	2,603
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/20 (15)	4,810	5,182
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,005
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/17	570	572
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	2,310	2,397

Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,610	2,791
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/18	2,000	2,097
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/19	2,100	2,283
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/20	1,500	1,686
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/21	2,000	2,318
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	2,000	2,150
1,3 Eaton Vance California Municipal Bond Fund II	1.670%	7/1/19	8,250	8,249
El Camino CA Healthcare District GO	5.000%	8/1/21	1,100	1,268
El Camino CA Healthcare District GO	5.000%	8/1/22	1,000	1,186
El Camino CA Healthcare District GO	0.000%	8/1/24 (14)	4,085	3,545
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,871
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	8/24/17	20,495	20,547
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	52,515	55,628
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/22 (4)	450	519
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/23 (4)	800	939
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/24 (4)	675	802
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/17 (4)	2,500	2,525
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,230
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	3,090
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	1,977
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	5,640	6,035
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	3,330	3,670
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	2,750	3,096
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	4,665	5,365
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/23	11,015	12,826
Irvine CA Reassessment District No. 13-1
Improvement Revenue	4.000%	9/2/18	1,450	1,492
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	4.000%	9/1/17	1,130	1,133
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/18	1,745	1,818
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19	1,150	1,239

La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20	1,045	1,158
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/21	1,250	1,424
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	693
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	343
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	819
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	1,505	1,655
Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	34,220
Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,773
Los Angeles CA Community College District GO	5.000%	8/1/22	3,030	3,601
Los Angeles CA Community College District GO	3.000%	8/1/23	1,500	1,650
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/19	1,000	1,074
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/20	1,275	1,416
Los Angeles CA GO	5.000%	9/1/17	32,500	32,617
Los Angeles CA GO	5.000%	9/1/19	5,000	5,419
Los Angeles CA Unified School District GO	5.000%	7/1/19	7,035	7,583
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,510	9,173
Los Angeles CA Unified School District GO	5.000%	7/1/19	13,205	14,234
Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	25,129
Los Angeles CA Unified School District GO	5.000%	7/1/20	20,920	23,339
Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	16,461
Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	19,183
Los Angeles CA Unified School District GO	5.000%	7/1/22	16,340	19,339
Los Angeles CA Unified School District GO	5.000%	7/1/23	40,000	48,415
Los Angeles CA Unified School District GO	5.000%	7/1/24	20,000	24,657
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	21,551
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,000
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	750	781
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/19	1,000	1,080
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/20	500	558
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/18	1,000	1,042
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/19	2,000	2,157
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/20	5,495	6,107
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/21 (4)	5,000	5,705
1 Metropolitan Water District of Southern
California Revenue PUT	1.200%	3/27/18	15,290	15,285
1 Metropolitan Water District of Southern
California Revenue PUT	1.200%	3/27/18	2,995	2,996
1 Metropolitan Water District of Southern
California Revenue PUT	1.200%	3/27/18	25,710	25,702
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	779

Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,233
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	539
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	836
Northern California Gas Authority No. 1
Revenue	1.500%	7/1/19	12,815	12,766
3 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.940%	8/7/17 LOC	35,500	35,500
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,512
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,615
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,615
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20	6,000	6,649
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/19	1,000	1,082
Palomar Pomerado Health California Revenue	5.000%	11/1/22	2,680	3,027
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/18	6,500	6,715
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	518
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/19	850	914
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/20	1,750	1,948
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	50	51
3 Sacramento CA Municipal Utility District
Revenue TOB VRDO	1.150%	8/7/17	4,985	4,985
San Bernardino CA City Unified School District
GO	5.000%	8/1/18	850	883
San Bernardino CA City Unified School District
GO	5.000%	8/1/19 (4)	600	647
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	400	484
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/24	400	492
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	350	436
San Diego County CA Water Authority Revenue	5.000%	5/1/21	1,450	1,658
San Diego County CA Water Authority Revenue	5.000%	5/1/22	1,200	1,412
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/20	13,145	14,810
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/22	11,270	13,449
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	6,000	7,308
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	5,000	6,188
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	4.000%	8/1/17 (ETM)	230	230
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	4.000%	8/1/17	2,170	2,170

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/18 (ETM)	340	354
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/18	2,660	2,768
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/19	2,000	2,153
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/20	1,500	1,665
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,286
San Juan CA Unified School District GO	5.000%	8/1/19	1,090	1,178
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,152
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/18	1,000	1,036
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/19	1,000	1,076
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/20	1,000	1,112
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/21	500	573
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,158
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	500	571
Solano County CA Community College District
GO	0.000%	8/1/25	4,250	3,902
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,068
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/20	600	657
Southern California Public Power Authority
Revenue	5.000%	7/1/18	2,000	2,077
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,009
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/21	5,000	5,732
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/23	8,000	9,597
University of California Revenue	5.000%	5/15/18	2,000	2,067
University of California Revenue	5.000%	5/15/19	4,435	4,760
University of California Revenue	5.000%	5/15/21	8,250	9,454
University of California Revenue	5.000%	5/15/21	2,725	3,126
University of California Revenue PUT	1.400%	5/15/21	12,700	12,688
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	665	742
Washington Township CA Health Care District
Revenue	5.000%	7/1/22	1,325	1,506
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	970	1,118

Washington Township CA Health Care District
Revenue	5.000%	7/1/24	1,295	1,506
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	965	1,127
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,325	2,343
				2,495,833
Colorado (0.8%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/21	1,345	1,558
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/22	1,165	1,382
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/23	1,265	1,530
Adams County CO COP	5.000%	12/1/21	1,000	1,150
Adams County CO COP	5.000%	12/1/22	1,250	1,469
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/20	350	382
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/22	225	254
Castle Rock CO Water & Sewer Revenue	5.000%	12/1/23	250	301
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/18	3,080	3,232
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/20	2,500	2,727
Colorado Health Facilities Authority Retirement
Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	20,000	17,420
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	27,000	31,967
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,087
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	2.085%	11/12/20	5,000	4,978
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	2.085%	11/12/20	7,500	7,466
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/20	1,320	1,476
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/21	1,655	1,900
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/22	680	799
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/22	1,350	1,586
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	4.000%	1/1/21	350	365
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	4.000%	1/1/22	400	419
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/23	750	822
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/24	750	827
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,645
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/19	625	657
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/20	2,055	2,255

Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	4.000%	6/1/20	1,000	1,060
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/21	2,000	2,221
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/22	2,300	2,598
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/23	2,000	2,284
1 Colorado Public Highway Authority Revenue
PUT	1.727%	9/1/19	3,000	3,006
1 Colorado Public Highway Authority Revenue
PUT	1.876%	9/1/21	3,000	3,013
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,126
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,105
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,271
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,422
Denver CO City & County Airport Revenue	5.000%	11/15/23	19,000	22,607
1 Denver CO City & County Airport Revenue PUT	1.719%	11/15/19	16,500	16,558
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (ETM)	2,555	2,674
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/17 (14)	500	502
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/19	1,545	1,662
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/20 (14)	2,000	1,899
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/20	1,000	1,105
Park Creek CO Metropolitan District Limited
Property Tax Revenue	4.000%	12/1/20	1,055	1,125
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/22	1,250	1,428
Regional Transportation District of Colorado
COP	5.000%	6/1/21	2,785	3,083
Regional Transportation District of Colorado
COP	5.000%	6/1/22	2,000	2,212
3 Regional Transportation District of Colorado
COP TOB VRDO	0.890%	8/7/17 LOC	8,000	8,000
University of Colorado Enterprise System
Revenue	5.000%	6/1/18	2,000	2,069
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	1,000	1,073
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	2,500	2,683
University of Colorado Hospital Authority
Revenue PUT	5.000%	3/1/22	20,000	22,688
				208,128
Connecticut (2.3%)
Bridgeport CT GO	5.000%	8/15/22 (4)	7,015	8,003
Bridgeport CT GO	5.000%	8/15/22 (4)	5,635	6,429
Bridgeport CT GO	5.000%	8/15/23 (4)	1,110	1,279
Bridgeport CT GO	5.000%	8/15/23 (4)	7,460	8,595
Connecticut GO	0.890%	8/7/17	13,315	13,315
1 Connecticut GO	1.340%	9/15/17	1,750	1,750

1 Connecticut GO	1.170%	1/1/18	4,905	4,901
1 Connecticut GO	1.240%	3/1/18	2,500	2,501
1 Connecticut GO	1.700%	4/15/18	6,750	6,758
Connecticut GO	5.000%	6/1/18	14,955	15,445
Connecticut GO	5.000%	7/15/18	10,000	10,373
1 Connecticut GO	1.700%	8/15/18	3,000	3,001
Connecticut GO	5.000%	11/1/18	1,000	1,048
1 Connecticut GO	1.310%	3/1/19	2,300	2,299
1 Connecticut GO	1.370%	3/1/19	2,000	1,998
1 Connecticut GO	1.920%	4/15/19	6,000	6,025
1 Connecticut GO	1.920%	5/15/19	5,000	5,040
Connecticut GO	5.000%	6/1/19	34,265	36,488
1 Connecticut GO	1.740%	9/15/19	4,000	4,000
1 Connecticut GO	1.470%	3/1/20	7,500	7,490
Connecticut GO	5.000%	6/15/20	17,975	19,661
Connecticut GO	5.000%	12/15/20	5,865	6,499
Connecticut GO	5.000%	3/15/21	7,035	7,835
Connecticut GO	5.000%	11/15/21	7,075	7,994
Connecticut GO	5.000%	3/15/22	9,620	10,910
Connecticut GO	5.000%	11/15/22	12,500	14,355
3 Connecticut GO TOB VRDO	0.820%	8/1/17 LOC	30,000	30,000
3 Connecticut GO TOB VRDO	0.920%	8/7/17	2,000	2,000
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/21	2,080	2,354
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/22	2,135	2,464
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/23	2,295	2,689
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,624
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,573
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/21	850	959
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/22	1,250	1,442
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/23	1,950	2,283
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/20	1,525	1,675
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.900%	2/1/18	20,000	20,004
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	28,000	28,119
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	2/6/19	2,000	1,997
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	21,950	21,900
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	10,550	10,526
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.300%	2/3/20	55,000	55,079
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.650%	2/3/20	10,000	10,128

Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	28,000	32,846
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital
Inc.) PUT	1.372%	7/1/19	15,000	14,983
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	7,230	7,778
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	4,535	4,769
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	2,220	2,342
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	3.500%	11/15/45	11,300	12,151
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/45	11,700	12,640
2 Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/47	10,000	10,961
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/18	1,475	1,545
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	12/1/19	4,915	5,324
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/20	4,085	4,524
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/21	11,340	12,831
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/20	200	223
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/22	400	469
2 Hartford County CT Metropolitan District BAN	3.000%	8/1/18	7,500	7,603
New Haven CT GO	5.000%	8/15/18 (4)	3,000	3,110
New Haven CT GO	5.000%	8/15/19 (4)	2,500	2,672
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,210
New Haven CT GO	5.000%	8/15/20 (4)	1,500	1,646
New Haven CT GO	5.000%	8/15/21 (4)	1,500	1,687
University of Connecticut GO	5.000%	2/15/22	10,250	11,781
University of Connecticut GO	5.000%	2/15/22	2,940	3,379
				573,282
Delaware (0.4%)
Delaware GO	5.000%	10/1/18	3,540	3,711
Delaware GO	5.000%	7/1/21	15,510	17,816
Delaware GO	3.000%	8/1/26	2,265	2,421
Delaware Health Facilities Authority Revenue
(Christiana Care Health Services) VRDO	0.780%	8/7/17	26,370	26,370
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/18	6,155	6,259
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/19	3,760	3,967
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	2,575	2,807
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	225	245
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	250	280

Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	2,295	2,574
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	325	374
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	3,000	3,453
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/21	335	384
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/22	2,500	2,944
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/23	3,295	3,966
New Castle County DE GO	5.000%	10/1/21	7,575	8,765
New Castle County DE GO	5.000%	10/1/22	7,995	9,498
				95,834
District of Columbia (0.7%)
District of Columbia GO	5.000%	6/1/22	1,750	2,056
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/20	1,000	1,108
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/22	1,700	1,981
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/23	1,350	1,605
3 District of Columbia Hospital Revenue TOB
VRDO	0.840%	8/7/17 (Prere.)	10,150	10,150
1 District of Columbia Income Tax Revenue	1.120%	12/1/17	11,275	11,277
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,250	5,536
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	5,800
District of Columbia Income Tax Revenue	5.000%	12/1/19	1,500	1,639
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21	930	1,054
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22	1,400	1,628
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23	2,250	2,666
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/21	1,000	1,126
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/22	1,885	2,169
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/23	1,965	2,308
District of Columbia Revenue (The Pew
Charitable Trust) VRDO	0.820%	8/7/17 LOC	84,265	84,265
Metropolitan Washington DC Transit Authority
Revenue	5.000%	7/1/18	12,500	12,965
Metropolitan Washington DC Transit Authority
Revenue	4.000%	7/1/19	8,000	8,227
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue VRDO	0.840%	8/7/17 LOC	5,695	5,695
				163,255
Florida (4.0%)
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,293
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/20	500	545
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/21	1,000	1,119

Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	1,000	1,146
Broward County FL Airport System Revenue	5.000%	10/1/19	750	812
Broward County FL Airport System Revenue	5.000%	10/1/19	500	541
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,183
Broward County FL Airport System Revenue	5.000%	10/1/21	480	551
3 Broward County FL Airport System Revenue
TOB VRDO	0.860%	8/7/17 LOC	23,500	23,500
Broward County FL Educational Facilities
Authority Revenue (Nova Southeastern
University Project) VRDO	0.730%	8/1/17 LOC	3,000	3,000
Broward County FL School Board COP	5.000%	7/1/18	4,400	4,560
Broward County FL School Board COP	5.000%	7/1/19	8,140	8,745
Cape Coral FL Utility Improvement Special
Assessment Revenue	2.125%	9/1/22 (4)	1,250	1,280
Cape Coral FL Utility Improvement Special
Assessment Revenue	2.250%	9/1/23 (4)	1,100	1,129
Cape Coral FL Utility Improvement Special
Assessment Revenue	2.500%	9/1/24 (4)	1,500	1,535
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,600	54,718
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,198
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/22	29,750	34,237
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,770	37,986
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	20,514
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/22	5,030	5,837
Duval County FL School Board COP	5.000%	7/1/20	750	830
Duval County FL School Board COP	5.000%	7/1/21	1,020	1,160
Duval County FL School Board COP	5.000%	7/1/22	1,030	1,195
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,526
Escambia County FL School Board Sales Tax
Revenue	5.000%	9/1/21	225	257
Escambia County FL School Board Sales Tax
Revenue	5.000%	9/1/22	300	351
Escambia County FL School Board Sales Tax
Revenue	5.000%	9/1/23	275	328
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	3,615	3,740
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	11,240	11,630
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	16,340	18,136
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	17,140	19,612
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	14,480	17,046
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/18	8,585	8,908
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	9,015	9,701

Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/22	4,510	5,296
Florida Keys Aqueduct Authority Water Revenue
VRDO	0.890%	8/7/17 LOC	4,750	4,750
Florida Municipal Power Agency Revenue	5.000%	10/1/20	500	559
Florida Municipal Power Agency Revenue	5.000%	10/1/21	7,000	8,035
Florida Municipal Power Agency Revenue	5.000%	10/1/21	850	976
Florida Municipal Power Agency Revenue	5.000%	10/1/22	8,000	9,382
Florida Municipal Power Agency Revenue	5.000%	10/1/22	1,450	1,701
Florida Municipal Power Agency Revenue	5.000%	10/1/23	9,000	10,756
Florida Municipal Power Agency Revenue	5.000%	10/1/25	3,500	4,289
Florida Municipal Power Agency Revenue	5.000%	10/1/26	5,000	6,168
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/19	2,800	3,036
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	10,767
Florida Turnpike Authority Revenue	5.000%	7/1/21	6,965	7,978
Florida Turnpike Authority Revenue	5.000%	7/1/21	4,095	4,690
Florida Turnpike Authority Revenue	5.000%	7/1/22	3,210	3,773
Florida Turnpike Authority Revenue	5.000%	7/1/22	8,595	10,103
Gainesville FL Utilities System Revenue VRDO	0.820%	8/7/17	36,260	36,260
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/21	330	380
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/22	575	676
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/24	910	1,102
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/19	825	879
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/20	765	839
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/21	2,390	2,686
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/21	350	395
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/22	1,000	1,148
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/23	775	906
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,259
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/21	8,705	10,014
Hillsborough County FL School Board COP	5.000%	7/1/22	700	819
Hillsborough County FL School Board COP	5.000%	7/1/23	850	1,013
Hillsborough County FL School Board COP	5.000%	7/1/24	900	1,090
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/20 (4)	2,200	2,452
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/21 (4)	1,700	1,948
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/22 (4)	1,500	1,758
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/20	1,570	1,698
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,493
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,233

Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/17	1,000	1,007
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/18	3,125	3,270
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/20	1,600	1,787
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/18	1,200	1,257
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.820%	8/7/17	8,000	8,000
2 Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/23	1,690	2,009
Jacksonville FL Special Revenue	5.000%	10/1/21	1,750	2,012
Jacksonville FL Special Revenue	5.000%	10/1/21	760	874
Jacksonville FL Special Revenue	5.000%	10/1/22	1,660	1,947
Jacksonville FL Special Revenue	5.000%	10/1/22	1,055	1,237
Jacksonville FL Special Revenue	5.000%	10/1/23	1,500	1,791
Jacksonville FL Special Revenue	5.000%	10/1/23	2,460	2,937
1 Lakeland FL Energy System Revenue	1.570%	10/1/17	10,000	10,001
Lakeland FL Energy System Revenue	5.000%	10/1/22	5,000	5,887
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/21	365	414
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/22	500	579
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/23	1,200	1,413
Lee County FL School Board COP	5.000%	8/1/20	2,530	2,812
Lee County FL School Board COP	5.000%	8/1/21	2,005	2,292
Manatee County FL School District Revenue	5.000%	10/1/21 (4)	1,000	1,148
Manatee County FL School District Revenue	5.000%	10/1/22 (4)	1,500	1,759
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/20	750	830
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/21	2,720	3,069
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/22	1,575	1,813
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/23	500	583
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	325	327
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,160
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	385	397
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,772
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	441
Miami Beach FL Resort Tax Revenue	5.000%	9/1/21	1,125	1,288
Miami Beach FL Resort Tax Revenue	4.000%	9/1/22	1,025	1,145
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/18	2,000	2,072
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/19	1,900	2,038
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	1,500	1,657
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	2,525	2,788

Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	1,000	1,136
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	2,250	2,551
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/22	625	724
Miami-Dade County FL GO	5.000%	7/1/22	10,260	12,030
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/19	1,000	1,074
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/20	2,180	2,344
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/21	1,300	1,475
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/22	1,400	1,625
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/23	1,000	1,183
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21	840	870
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22	985	1,046
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	4.000%	6/1/22	1,155	1,290
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/23	2,270	2,691
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/24	2,180	2,626
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,041
Miami-Dade County FL School Board COP	5.000%	2/1/23	9,290	10,898
Miami-Dade County FL School District GO	5.000%	3/15/22	3,795	4,407
Miami-Dade County FL Seaport Revenue	5.000%	10/1/20	1,250	1,379
Miami-Dade County FL Seaport Revenue VRDO	0.840%	8/7/17 LOC	13,450	13,450
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/23	9,340	11,041
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19	1,250	1,343
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19 (12)	2,000	2,149
3 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.860%	8/7/17 (12)	23,750	23,750
3 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.960%	8/7/17	8,505	8,505
3 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.970%	8/7/17 (4)	11,735	11,735
Monroe County FL School District Sales Tax
Revenue	5.000%	10/1/21 (4)	350	402
Monroe County FL School District Sales Tax
Revenue	5.000%	10/1/22 (4)	400	468
Monroe County FL School District Sales Tax
Revenue	5.000%	10/1/23 (4)	600	713
North Broward FL Hospital District Revenue
VRDO	0.820%	8/7/17 LOC	36,575	36,575

Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/18 (14)	5,770	5,964
Orange County FL School Board COP	5.000%	8/1/17	1,500	1,500
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,456
Orange County FL School Board COP	5.000%	8/1/19	1,765	1,902
Orange County FL Tourist Development
Revenue	5.000%	10/1/20	2,525	2,828
Orange County FL Tourist Development
Revenue	5.000%	10/1/25	4,575	5,661
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	2,785	2,886
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	9,000	9,326
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	3,770	4,044
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	10,725	11,505
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/25 (4)	1,195	1,408
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	4,200	4,940
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	1,040	1,223
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,500	1,794
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,090	1,303
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/17	3,000	3,021
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/19	5,500	5,970
Orlando FL Utility Commission Utility System
Revenue PUT	5.000%	10/1/20	11,975	13,357
Orlando FL Utility Commission Utility System
Revenue VRDO	0.800%	8/7/17	3,750	3,750
Orlando FL Utility Commission Utility System
Revenue VRDO	0.800%	8/7/17	22,200	22,200
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/18	750	775
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/19	1,000	1,054
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/20	850	937
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/21	1,165	1,314
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/18	635	652
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/19	2,740	2,925
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/20	1,500	1,639
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/21	750	836

Palm Beach County FL School Board COP	5.000%	8/1/21	1,845	2,107
Palm Beach County FL School Board COP	5.000%	8/1/23	2,000	2,384
Palm Beach County FL School District TAN	2.000%	8/31/17	37,310	37,344
Pinellas County FL Health Facilities Authority
Revenue (Baycare Health System) VRDO	0.820%	8/7/17 LOC	20,600	20,600
Port St. Lucie FL Special Assessment Revenue	1.250%	7/1/19	1,000	995
Port St. Lucie FL Special Assessment Revenue	1.375%	7/1/20	1,000	990
Port St. Lucie FL Special Assessment Revenue	1.500%	7/1/21	1,000	988
Port St. Lucie FL Special Assessment Revenue	1.750%	7/1/22	1,265	1,252
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23	2,245	2,217
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,529
Port St. Lucie FL Utility Revenue	4.000%	9/1/21	240	264
Port St. Lucie FL Utility Revenue	5.000%	9/1/22	750	873
Port St. Lucie FL Utility Revenue	5.000%	9/1/23	500	592
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,105
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,105
Reedy Creek FL Improvement District GO	5.000%	6/1/21	730	830
Reedy Creek FL Improvement District GO	5.000%	6/1/22	400	467
Reedy Creek FL Improvement District GO	5.000%	6/1/23	1,175	1,397
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/18	750	784
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/21	1,715	1,894
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/22	750	845
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/23	1,000	1,140
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/24	1,250	1,433
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/21	1,500	1,725
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/19 (14)	3,595	3,838
South Florida Water Management District COP	5.000%	10/1/21	1,750	2,005
South Florida Water Management District COP	5.000%	10/1/22	2,000	2,342
South Florida Water Management District COP	5.000%	10/1/23	3,000	3,568
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	7,995
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,360	2,544
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,390	2,576
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	2,830	3,143
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	1,185	1,316
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	2,090	2,387
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	1,500	1,713
Tallahassee FL Energy System Revenue	5.000%	10/1/23	450	542
Tallahassee FL Energy System Revenue	5.000%	10/1/24	450	550
Tallahassee FL Energy System Revenue	5.000%	10/1/25	1,000	1,236

Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/22	1,510	1,723
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/23	390	450
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,822
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	655	741
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,373
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,664
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	1,871
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,175
Tampa FL Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.000%	7/1/23	1,675	1,952
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/17	4,505	4,537
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/19	1,165	1,264
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/20	1,825	2,042
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/22	3,425	3,868
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/23	755	873
Volusia County FL Educational Facilities
Authority Revenue (Stetson University)	5.000%	6/1/19	1,300	1,387
Volusia County FL Educational Facilities
Authority Revenue (Stetson University)	5.000%	6/1/21	1,485	1,669
Volusia County FL School Board COP	5.000%	8/1/21 (15)	450	514
Volusia County FL School Board COP	5.000%	8/1/22 (15)	750	877
				982,077
Georgia (2.5%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/18	2,520	2,563
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	8,647
Atlanta GA Airport Revenue	5.000%	1/1/18	500	509
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,770
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,316
Atlanta GA Airport Revenue	5.000%	1/1/21	750	845
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	2,000	2,310
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22	2,500	2,958
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	2,500	3,015
1 Atlanta GA Water & Wastewater Revenue PUT	2.326%	11/1/18	47,300	47,640
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.700%	8/23/18	12,750	12,884
2 Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/23	500	594
2 Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/24	345	416

2 Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/26	590	722
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,264
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.300%	5/3/18	5,000	5,013
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	3,500	3,525
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,073
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	7,500	7,555
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,073
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.850%	8/22/19	5,500	5,502
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.850%	8/22/19	4,500	4,501
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.650%	6/18/21	15,000	14,702
Carroll County GA School District GO	5.000%	4/1/18	5,075	5,216
Cherokee County GA Board of Education GO	5.000%	2/1/21	400	453
Cherokee County GA Board of Education GO	5.000%	2/1/22	1,000	1,164
Cherokee County GA Board of Education GO	5.000%	8/1/22	3,000	3,533
Cherokee County GA Board of Education GO	5.000%	2/1/23	800	951
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,000	1,026
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,250	1,282
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/19	250	266
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/20	350	384
2 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/22	500	575
2 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/23	400	468
2 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	500	593
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/18	1,000	1,030
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/19	1,000	1,075
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/20	1,500	1,659
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/21	1,890	2,146
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,047

DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,409
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,084
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,398
Douglas County GA GO	5.000%	4/1/21	1,500	1,703
Douglas County GA GO	5.000%	4/1/22	750	875
2 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/22	405	466
2 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/23	345	404
2 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/24	500	593
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	3.000%	7/1/21	1,900	1,952
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/22	1,045	1,122
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/23	1,635	1,764
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/24	1,130	1,219
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/21	1,000	1,122
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/21	700	788
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/22	550	636
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/23	500	589
1 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT	1.770%	2/18/20	17,575	17,614
3 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) TOB VRDO	0.970%	8/7/17	5,900	5,900
Georgia GO	5.000%	7/1/18	2,340	2,429
Georgia GO	4.000%	11/1/18	11,000	11,427
Georgia GO	5.000%	12/1/18	7,800	8,225
Georgia GO	5.000%	9/1/20	10,100	11,310
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	4.000%	6/1/44	2,920	3,085
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	3,600	3,657
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/19	1,000	1,051
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	750	811
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	4,790	5,179

Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/21 (15)	2,665	2,965
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	10,000	11,339
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	245	285
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,407
Georgia Municipal Gas Authority Revenue	5.000%	10/1/20	3,600	4,005
Georgia Municipal Gas Authority Revenue	5.000%	10/1/22	4,400	5,143
Georgia Road & Tollway Authority GAN	5.000%	6/1/20 (Prere.)	25,760	27,655
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	19,114
2 Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	4,555	4,879
2 Georgia Road & Tollway Authority Revenue	5.000%	6/1/20	15,445	17,070
2 Georgia Road & Tollway Authority Revenue	5.000%	6/1/21	16,170	18,398
2 Georgia Road & Tollway Authority Revenue	5.000%	6/1/22	650	759
2 Georgia Road & Tollway Authority Revenue	5.000%	6/1/23	500	595
2 Georgia Road & Tollway Authority Revenue	5.000%	6/1/24	450	543
2 Georgia Road & Tollway Authority Revenue	5.000%	6/1/25	475	579
2 Georgia Road & Tollway Authority Revenue
Federal Highway Reimbursement Revenue	5.000%	6/1/19	2,590	2,774
2 Georgia Road & Tollway Authority Revenue
Federal Highway Reimbursement Revenue	5.000%	6/1/20	3,335	3,686
2 Georgia Road & Tollway Authority Revenue
Federal Highway Reimbursement Revenue	5.000%	6/1/21	5,000	5,683
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/21	2,500	2,836
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/22	2,500	2,896
2 Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	4.000%	4/1/22	375	414
2 Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/23	370	433
2 Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/24	530	628
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,592
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,099
Gwinnett County GA School District GO	5.000%	2/1/22	10,000	11,674
Gwinnett County GA School District GO	5.000%	8/1/22	13,000	15,374
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/17	1,675	1,675
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/18	4,335	4,514
2 LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/22	300	345
2 LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/23	325	380
2 LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/24	450	533
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	7,125	7,270

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	1,885	1,926
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	1,160	1,217
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	2,330	2,540
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Scherer Project) VRDO	0.820%	8/7/17 LOC	47,200	47,200
Municipal Electric Authority Georgia Revenue	5.750%	7/1/18 (Prere.)	2,970	3,102
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	1,045	1,090
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	2,430	2,627
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	39,635	42,856
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	1,650	1,833
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	165	183
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	965	1,072
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	5,600	6,350
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	3,710	4,207
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,435	2,793
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,500	2,868
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,840	4,405
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,500	1,515
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/18	1,250	1,308
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	3,530	3,923
Municipal Electric Authority Georgia Revenue
VRDO	0.790%	8/7/17 LOC	11,115	11,115
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/18	2,000	2,092
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/19	1,500	1,622
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/20	1,000	1,112
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/21	1,500	1,715
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/22	1,000	1,169
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/21	1,000	1,123
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/22	1,200	1,380
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/23	1,100	1,291
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/24	1,000	1,194
South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/21	1,550	1,753
South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/22	1,000	1,155

South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/23	1,080	1,271
South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/24	1,490	1,776
				608,402
Guam (0.0%)
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/18	350	354
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/18	225	234
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	815
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,247
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,692
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	1,000	1,087
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/20	600	658
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/21	1,390	1,554
Guam Power Authority Revenue	5.000%	10/1/18	475	492
Guam Power Authority Revenue	5.000%	10/1/20	520	566
				8,699
Hawaii (1.2%)
Hawaii County HI GO	5.000%	9/1/22	1,330	1,568
Hawaii County HI GO	5.000%	9/1/22	1,275	1,503
Hawaii County HI GO	5.000%	9/1/23	1,200	1,441
Hawaii County HI GO	5.000%	9/1/23	1,785	2,143
Hawaii County HI GO	5.000%	9/1/23	1,395	1,675
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	1.270%	2/26/18	4,625	4,625
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	1.270%	2/26/18	2,390	2,390
Hawaii GO	5.000%	12/1/18	17,250	18,190
Hawaii GO	5.000%	6/1/19	6,960	7,472
Hawaii GO	5.000%	6/1/19	2,370	2,544
Hawaii GO	5.000%	8/1/19	3,735	4,033
Hawaii GO	5.000%	8/1/19	3,500	3,780
Hawaii GO	5.000%	11/1/19	11,960	13,021
Hawaii GO	5.000%	11/1/19	40,725	44,337
Hawaii GO	5.000%	12/1/19	5,000	5,459
Hawaii GO	5.000%	8/1/20	10,985	12,249
Hawaii GO	5.000%	8/1/20	13,905	15,505
Hawaii GO	5.000%	8/1/21	7,610	8,737
Hawaii GO	5.000%	8/1/21	7,000	8,036
Hawaii GO	5.000%	8/1/22	6,000	7,066
Hawaii GO	5.000%	8/1/22	2,500	2,944
Hawaii GO	5.000%	10/1/22	2,500	2,956
Hawaii GO	5.000%	10/1/22	5,500	6,517
Hawaii GO	5.000%	10/1/22	9,000	10,650
Hawaii GO	5.000%	10/1/22	7,000	8,283

	Hawaii GO	4.000%	5/1/23	2,000	2,280
	Hawaii GO	5.000%	5/1/23	5,055	6,042
	Hawaii GO	5.000%	10/1/23	3,625	4,370
	Hawaii GO	5.000%	10/1/23	1,075	1,297
	Hawaii GO	5.000%	10/1/23	5,000	6,034
	Hawaii GO	4.000%	5/1/24	3,950	4,549
	Hawaii GO	5.000%	5/1/24	13,040	15,847
	Hawaii GO	5.000%	10/1/24	6,580	8,048
	Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,086
	Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,095
	Hawaii Housing Finance and Development
	Corp. Multi-Family Housing Revenue VRDO	0.840%	8/7/17 LOC	16,280	16,280
	Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,130
	Honolulu HI City & County GO	5.000%	8/1/18	2,715	2,827
	Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,205
	Honolulu HI City & County GO	5.000%	11/1/19	6,000	6,535
	Honolulu HI City & County GO	5.000%	10/1/21	3,620	4,182
	Honolulu HI City & County GO	5.000%	10/1/21	1,500	1,733
	Honolulu HI City & County GO	5.000%	10/1/21	2,255	2,605
1,3 Honolulu HI City & County GO TOB PUT		0.870%	8/3/17	10,505	10,505
					301,774
Idaho (0.1%)
	Idaho Health Facilities Authority Revenue
	(Trinity Health Group)	5.000%	12/1/20	5,000	5,608
	Idaho Health Facilities Authority Revenue
	(Trinity Health Group)	5.000%	12/1/21	2,000	2,306
	Idaho Health Facilities Authority Revenue
	(Trinity Health Group)	5.000%	12/1/22	2,000	2,362
	Idaho Health Facilities Authority Revenue
	(Trinity Health Group)	5.000%	12/1/23	4,400	5,289
					15,565
Illinois (5.0%)
	Chicago IL Board of Education GO	5.000%	12/1/17 (2)	4,025	4,062
	Chicago IL Board of Education GO	5.000%	12/1/17 (ETM)	385	390
	Chicago IL Board of Education GO	5.000%	12/1/17	1,550	1,539
	Chicago IL Board of Education GO	0.000%	12/1/18 (14)	1,000	962
	Chicago IL Board of Education GO	5.000%	12/1/18 (2)	510	520
	Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	7,483
	Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,107
	Chicago IL Board of Education GO	5.500%	12/1/18 (2)	250	257
	Chicago IL Board of Education GO	5.000%	12/1/19 (14)	250	260
	Chicago IL Board of Education GO	5.000%	12/1/19 (2)	3,090	3,131
	Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,000	1,051
	Chicago IL Board of Education GO	5.000%	12/1/20 (2)	2,000	2,026
	Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,750	1,860
	Chicago IL Board of Education GO	5.250%	12/1/23 (4)	250	261
	Chicago IL Board of Education GO	5.250%	12/1/26	3,350	3,077
	Chicago IL Board of Education GO	7.000%	12/1/26	10,000	10,265
1	Chicago IL Board of Education GO PUT	9.000%	3/1/32	8,960	8,948
	Chicago IL GO	5.000%	1/1/22	15,000	15,738
	Chicago IL GO	5.000%	1/1/23	18,500	19,484
	Chicago IL GO	5.000%	1/1/23	500	527
	Chicago IL GO	5.000%	1/1/26	2,750	2,889
	Chicago IL Metropolitan Water Reclamation
	District GO	5.000%	12/1/18	5,000	5,264
	Chicago IL Metropolitan Water Reclamation
	District GO	5.000%	12/1/21	4,470	5,136

Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/21	5,105	5,865
Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,261
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	2,050	2,083
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	1,250	1,271
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,470	1,547
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,000	1,056
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/20	16,500	18,001
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/20	4,000	4,364
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	4,175	4,690
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	500	562
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	3,000	3,370
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	600	674
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	9,700	11,181
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	1,125	1,297
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	3,600	4,150
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	700	807
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	1,440	1,660
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	7,000	8,238
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,100	1,295
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	750	883
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,010	1,189
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,930	2,271
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	2,270	2,671
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	10,445	12,490
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	1,400	1,674
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	2,910	3,480
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	1,575	1,883
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	2,385	2,852
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	750	906
Chicago IL Park District GO	4.000%	1/1/19	100	103
Chicago IL Park District GO	5.000%	1/1/22	400	449
Chicago IL Park District GO	5.000%	1/1/22	1,000	1,124
Chicago IL Park District GO	5.500%	1/1/22	1,115	1,168
Chicago IL Park District GO	5.000%	1/1/23	400	457
Chicago IL Park District GO	5.000%	1/1/23	1,265	1,446
Chicago IL Park District GO	5.000%	1/1/24	550	634
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/20	1,195	1,284
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/21	2,920	3,213
Chicago IL Public Building Commission
Revenue	5.250%	12/1/18 (14)	4,115	4,293
2 Chicago IL Transit Authority Capital Grant
Receipts Revenue	4.000%	6/1/19	1,250	1,308
2 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	1,250	1,368
2 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/21	1,840	2,059
2 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/22	3,090	3,516
2 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/22	2,500	2,856
2 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/23	9,205	10,626
2 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/23	5,000	5,800
2 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/24	5,000	5,817

2 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/24	1,500	1,751
2 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/25	4,000	4,701
2 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/25	1,500	1,763
3 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.930%	8/7/17	31,665	31,665
3 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	1.000%	8/7/17	22,895	22,895
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,000	1,104
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	2,000	2,244
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,000	2,277
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	1,310	1,491
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,300	2,618
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	1,125	1,291
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	2,700	3,100
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	1,000	1,153
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	3,550	4,093
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	1,020	1,182
Chicago IL Water Revenue	5.000%	11/1/18	675	703
Chicago IL Waterworks Revenue	5.000%	11/1/19	750	804
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,540	1,747
Chicago IL Waterworks Revenue	5.000%	11/1/23	2,900	3,312
Chicago IL Waterworks Revenue	5.000%	11/1/24	3,100	3,550
Chicago IL Waterworks Revenue	5.000%	11/1/25	12,505	14,383
Chicago IL Waterworks Revenue	5.000%	11/1/26	11,825	13,650
Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,010
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,034
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,670
Cook County IL GO	5.000%	11/15/18	2,000	2,090
Cook County IL GO	5.000%	11/15/19	1,500	1,608
Cook County IL GO	5.000%	11/15/19	215	230
Cook County IL GO	5.000%	11/15/20	1,500	1,641
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	5,000	5,043
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	1.875%	8/1/20	8,000	8,092
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/19	1,000	1,076
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/21	2,000	2,282
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/22	1,000	1,169
Illinois Finance Authority Revenue (Advocate
Health Care Network)	1.375%	11/15/22	3,030	3,019
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	1.120%	2/26/18	5,750	5,750
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	27,295	29,079
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	1/15/20	5,850	6,374
3 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.840%	8/7/17	27,065	27,065
Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago)	5.000%	8/15/22	700	820

Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago)	5.000%	8/15/23	750	894
Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago)	5.000%	8/15/24	1,330	1,603
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.750%	4/1/21	3,000	3,025
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/17	1,500	1,502
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/21	750	840
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/23	1,000	1,167
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/18	235	243
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/19	1,115	1,187
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	500	545
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	2,940	3,205
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/21	975	1,085
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/21	380	433
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/24	250	299
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/21	375	413
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/22	350	393
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/23	500	568
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/24	565	648
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	3.250%	5/15/22	1,035	1,061
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/18	4,000	4,158
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/19	4,205	4,518
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/20	4,210	4,661
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/21	5,510	6,241
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/26	680	791
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/22	5,000	5,760
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.820%	8/7/17 LOC	4,305	4,305
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/20	1,035	1,139
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/22	2,380	2,735
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.820%	8/7/17	21,650	21,650

Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/20	875	959
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/20	2,560	2,846
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/21	1,100	1,254
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,605	3,004
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/22	1,535	1,777
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/26	1,120	1,256
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/21	1,200	1,345
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/22	1,600	1,832
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/23	1,400	1,633
1 Illinois Finance Authority Revenue (Presbyterian
Homes) PUT	2.209%	5/1/21	2,500	2,513
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/21	3,055	3,315
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/22	4,000	4,415
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/23	5,000	5,592
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	541
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/20	1,000	1,113
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/21	1,000	1,142
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/22	1,000	1,165
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/22	1,000	1,134
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/22 (4)	1,160	1,275
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/21	700	773
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/22	1,000	1,122
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/23	1,500	1,705
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/17	3,075	3,096
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	1,200	1,398
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/23	1,100	1,306
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/19	1,745	1,892
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/20	7,000	7,820
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.810%	8/7/17	5,750	5,750
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,610	6,629

Illinois GO	5.000%	8/1/17	5,000	5,000
Illinois GO	5.500%	8/1/17 (14)	3,445	3,445
Illinois GO	5.000%	11/1/17	8,225	8,293
Illinois GO	5.000%	1/1/18	1,000	1,013
Illinois GO	5.000%	1/1/18	1,000	1,013
Illinois GO	5.000%	2/1/18	16,040	16,292
Illinois GO	5.000%	4/1/18	2,500	2,552
Illinois GO	5.000%	5/1/18	8,250	8,441
Illinois GO	5.000%	8/1/18	24,000	24,724
Illinois GO	5.000%	11/1/18	8,600	8,913
Illinois GO	5.250%	1/1/19	8,635	8,982
Illinois GO	5.000%	2/1/19	8,075	8,388
Illinois GO	5.000%	2/1/19	1,575	1,636
Illinois GO	5.000%	4/1/19	3,375	3,519
Illinois GO	5.000%	4/1/19	2,500	2,607
Illinois GO	5.000%	8/1/19	26,625	27,963
Illinois GO	4.000%	9/1/19	2,000	2,064
Illinois GO	5.000%	11/1/19	10,000	10,555
Illinois GO	5.000%	2/1/20	3,000	3,172
Illinois GO	5.000%	3/1/20	10,610	11,233
Illinois GO	5.000%	4/1/20	2,025	2,147
Illinois GO	5.000%	5/1/20	24,500	26,012
Illinois GO	5.000%	7/1/20	12,500	13,308
Illinois GO	5.000%	8/1/20 (4)	6,500	6,979
Illinois GO	4.000%	9/1/20	1,520	1,578
Illinois GO	5.000%	1/1/21 (4)	8,425	8,908
Illinois GO	5.000%	2/1/21	10,000	10,704
Illinois GO	5.000%	2/1/21	4,100	4,389
Illinois GO	5.000%	4/1/21	8,500	9,119
Illinois GO	5.000%	5/1/21	17,000	18,259
Illinois GO	5.000%	8/1/22	7,000	7,624
Illinois GO	5.000%	11/1/22	8,200	8,957
Illinois GO	5.000%	1/1/23	19,200	20,986
Illinois GO	5.000%	2/1/23	7,000	7,656
Illinois GO	5.000%	1/1/24	19,200	21,108
Illinois GO	5.000%	3/1/26 (4)	1,125	1,209
Illinois GO	5.000%	4/1/26 (4)	1,500	1,635
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	0.820%	8/7/17	21,470	21,470
Illinois Housing Development Authority Multi-
Family Housing Revenue (J. Michael
Fitzgerald Apartments Project) PUT	0.900%	1/1/18	5,125	5,122
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	15,066
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	16,341
Illinois Sales Tax Revenue	4.000%	6/15/21	255	265
3 Illinois Sales Tax Revenue TOB VRDO	1.180%	8/7/17 (Prere.)	4,155	4,155
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	6,590
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	7,368
Illinois Toll Highway Authority Revenue	5.000%	1/1/19	1,000	1,055
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	21,884
Illinois Toll Highway Authority Revenue	5.000%	1/1/20	5,000	5,456
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,000	22,445
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	5,616
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	17,274
Illinois Toll Highway Authority Revenue VRDO	0.820%	8/7/17	10,620	10,620
Kendall County IL Forest Preserve District GO	5.000%	1/1/24 (4)	1,425	1,666
Lake County IL Community High School District
No. 117 GO	0.000%	12/1/17 (14)	5,155	5,137

McHenry County IL Conservation District GO	5.000%	2/1/19	2,500	2,644
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,371
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	15,031
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	2,510	2,213
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/19 (14)	1,235	1,159
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/20	3,500	3,704
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	2,940	2,947
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	875	940
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/23	3,890	4,146
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	7,210	7,520
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/22	1,000	1,157
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/23	2,210	2,597
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/24	1,290	1,534
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	1,935
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	6,600	7,309
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.250%	6/1/24	2,100	2,143
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/21	615	685
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/23	645	743
Springfield IL Electric Revenue	5.000%	3/1/18	2,000	2,044
Springfield IL Electric Revenue	5.000%	3/1/19	2,000	2,114
Springfield IL Electric Revenue	5.000%	3/1/21	2,000	2,234
Springfield IL Electric Revenue	5.000%	3/1/22	2,335	2,661
Springfield IL Electric Revenue	5.000%	3/1/23	5,000	5,806
Springfield IL Electric Revenue	5.000%	3/1/24	4,515	5,319
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/24	2,580	2,808
University of Illinois COP	5.000%	8/15/20	5,000	5,402
University of Illinois COP	5.000%	10/1/20	3,850	4,171
University of Illinois COP	5.000%	8/15/21	5,000	5,500
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	4.000%	1/1/22	1,300	1,281
				1,216,660
Indiana (1.5%)
Avon IN Community School Building Corp	5.000%	7/15/21	1,505	1,711

Avon IN Community School Building Corp.
Revenue	5.000%	1/15/21	2,325	2,609
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/21	200	228
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/22	250	292
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/23	250	297
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/21	500	570
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/22	225	262
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/23	525	625
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/21 (15)	3,155	3,512
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/22 (15)	3,370	3,833
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/23 (15)	3,535	4,067
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/19	50	54
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	1.050%	9/1/17	4,500	4,500
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/21	2,380	2,499
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/22	1,500	1,761
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.820%	8/8/17 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/20	860	944
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	10,693
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,314
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/20	1,100	1,237
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,125
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/21	2,500	2,884
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	7,000	8,263
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/23	5,200	6,237
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/19	1,650	1,759
2 Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/19	700	760
2 Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/20	600	672
2 Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/21	500	574

2 Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/22	750	881
2 Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/23	1,200	1,431
2 Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/24	1,000	1,209
2 Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/25	1,410	1,716
Indiana Finance Authority Hospital Revenue
(Parkview Health System) VRDO	0.820%	8/7/17 LOC	74,585	74,585
Indiana Finance Authority Lease Revenue	5.000%	2/1/18	4,500	4,596
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	3,926
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	3,847
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/18	825	843
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/19	1,000	1,057
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/20	1,300	1,416
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	4.000%	9/1/21	250	273
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/22	250	289
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/23	750	858
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/23	700	823
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,046
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/19	335	362
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	375	417
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	840	933
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	380	435
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	1,680	1,917
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/22	1,000	1,162
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	1.750%	11/2/21	34,110	34,359
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	4.000%	8/1/17	7,930	7,930
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.250%	5/1/20	2,300	2,289

Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.375%	5/1/20	3,000	3,003
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	4,615	4,612
2 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	5,000	4,998
2 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	5,000	4,998
Indiana Housing & Community Development
Authority Revenue (Edgewood Group
Apartment Project) PUT	1.150%	3/1/18	5,425	5,428
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,525
Indiana Transportation Finance Authority
Revenue	5.500%	12/1/22 (14)	16,640	20,078
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,000
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,035
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,166
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,610
Indiana University Student Fee Revenue	5.000%	6/1/21	3,500	4,009
Indiana University Student Fee Revenue	5.000%	6/1/22	3,000	3,532
3 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	0.970%	8/7/17	23,935	23,935
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	912
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	553
Purdue University Indiana University COP	5.000%	7/1/21	2,290	2,623
Purdue University Indiana University COP	5.000%	7/1/22	2,290	2,692
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/20	1,010	1,090
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/22	1,275	1,438
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/23	850	976
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,504
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	2.050%	6/1/21	2,000	2,010
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/18	3,590	3,625
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/18	3,665	3,741
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/19	3,740	3,855
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	1.850%	10/1/19	30,000	30,235
				369,065
Iowa (0.3%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,015
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/19	4,075	4,373
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	15,135	15,458

Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	7,500	7,664
3 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	12,155	12,595
Iowa Finance Authority Revenue	5.000%	8/1/21	9,400	10,792
Iowa Finance Authority Revenue	5.000%	8/1/22	10,000	11,789
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/17	1,300	1,314
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/21	400	445
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/22	425	481
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/23	500	573
Iowa Special Obligation Revenue	5.000%	6/15/21	1,820	2,082
Iowa Special Obligation Revenue	5.000%	6/15/22	3,740	4,391
Iowa Special Obligation Revenue	5.000%	6/15/23	4,820	5,776
Xenia IA Rural Water District Revenue	5.000%	12/1/21	320	359
Xenia IA Rural Water District Revenue	5.000%	12/1/22	335	383
				84,490
Kansas (0.6%)
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/23	1,500	1,709
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/24	1,500	1,725
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/22	500	561
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/23	500	566
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/24	1,080	1,231
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/25	600	687
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/21	750	862
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/21	1,565	1,800
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/22	1,000	1,179
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/23	750	901
1 Kansas Department of Transportation Highway
Revenue	1.062%	9/1/17	4,000	3,999
1 Kansas Department of Transportation Highway
Revenue	1.142%	9/1/18	3,500	3,499
1 Kansas Department of Transportation Highway
Revenue	1.222%	9/1/19	3,000	2,999
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/18	1,035	1,059
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/19	1,150	1,220

Kansas Development Finance Authority
Revenue	5.000%	5/1/21	17,635	19,983
Kansas Development Finance Authority
Revenue	5.000%	4/1/22	3,765	4,331
Kansas Development Finance Authority
Revenue	5.000%	5/1/22	17,565	20,362
Kansas Development Finance Authority
Revenue	5.000%	5/1/24	16,350	19,607
Kansas Development Finance Authority
Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,500
University of Kansas Hospital Authority Health
Facilities Revenue	5.000%	3/1/22	180	209
University of Kansas Hospital Authority Health
Facilities Revenue	5.000%	3/1/23	300	355
University of Kansas Hospital Authority Health
Facilities Revenue	5.000%	3/1/24	275	331
Wichita KS GO	1.250%	10/13/17	34,655	34,660
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/17 (ETM)	1,130	1,144
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,368
Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/22	1,040	1,228
Wyandotte County KS Unified School District
No. 500 GO	5.000%	9/1/22	1,000	1,165
Wyandotte County KS Unified School District
No. 500 GO	5.000%	9/1/23	1,200	1,425
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	539
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/20	1,565	1,737
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	750	873
				136,814
Kentucky (0.8%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/21	540	576
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/22	565	632
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/23	765	868
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/24	680	779
Carroll County KY Pollution Control Revenue
(Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	6,875	6,812
Kenton County KY Airport Revenue	5.000%	1/1/20	700	760
Kenton County KY Airport Revenue	5.000%	1/1/21	700	781
Kenton County KY Airport Revenue	5.000%	1/1/22	750	858
Kenton County KY Airport Revenue	5.000%	1/1/23	500	581
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,607
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/21	1,000	1,135
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/22	750	874

Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	1,000	1,043
1 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	1.735%	2/1/20	25,000	24,647
Kentucky Economic Development Finance
Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/21	1,500	1,654
Kentucky Economic Development Finance
Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/22	1,375	1,543
Kentucky Economic Development Finance
Authority Solid Waste Revenue (Republic
Services Inc. Project) PUT	1.050%	9/1/17	3,250	3,250
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/20 (14)	6,000	6,617
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/21 (14)	6,025	6,813
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/22 (14)	2,500	2,891
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	15,840	18,053
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	4,510	5,249
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	15,060	17,527
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,500	2,592
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.500%	4/1/19	19,850	19,907
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/20	600	665
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	3.000%	10/1/21	1,405	1,482
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/22	1,750	2,030
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/19	250	268
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System BAN	3.500%	11/15/17	50,000	50,403
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/18	1,100	1,128
				185,025
Louisiana (0.7%)
DeSoto Parish LA Pollution Control Revenue
(Southwestern Electric Power Co. Project)	1.600%	1/1/19	13,500	13,518
1 East Baton Rouge Parish LA Sewer
Commission Revenue PUT	1.359%	8/1/18	23,475	23,399
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,069

Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,278
Lafayette LA Communications System Revenue	5.000%	11/1/20 (4)	1,000	1,110
Lafayette LA Communications System Revenue	5.000%	11/1/21 (4)	1,000	1,139
Lafayette LA Communications System Revenue	5.000%	11/1/22 (4)	2,000	2,321
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/20	8,000	8,769
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (4)	5,000	5,653
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (4)	4,000	4,630
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.329%	5/1/18	12,500	12,527
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.409%	5/1/18	8,000	7,996
Louisiana GO	5.000%	5/1/22	10,320	11,963
Louisiana GO	5.000%	5/1/22	2,800	3,246
Louisiana GO	5.000%	9/1/22	4,000	4,671
Louisiana Highway Improvement Revenue	5.000%	6/15/18	1,325	1,372
Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,072
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,465
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,100	1,252
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	3.000%	10/1/22	1,000	1,062
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/23	1,000	1,178
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/24	1,000	1,190
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	4.000%	10/1/25	2,075	2,332
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,131
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	4.000%	5/15/20	310	332
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/21	450	508
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/22	350	404
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/23	600	704
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/24	600	714
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/25	700	836
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/18	1,050	1,085
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/19	1,250	1,334
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/20	1,100	1,206
New Orleans LA Aviation Board Revenue	5.000%	1/1/22	135	155
New Orleans LA Aviation Board Revenue	5.000%	1/1/23	150	176

New Orleans LA Aviation Board Revenue	5.000%	1/1/24	200	238
New Orleans LA Aviation Board Revenue	5.000%	1/1/25	100	120
New Orleans LA GO	5.000%	12/1/18	4,065	4,271
New Orleans LA GO	5.000%	12/1/20	1,400	1,560
New Orleans LA GO	5.000%	12/1/21	1,200	1,372
New Orleans LA GO	5.000%	12/1/22	700	816
New Orleans LA Sewage Service Revenue	5.000%	6/1/18	500	516
New Orleans LA Sewage Service Revenue	5.000%	6/1/19	500	534
New Orleans LA Sewage Service Revenue	5.000%	6/1/21	300	338
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	350	403
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	1,595	1,835
New Orleans LA Sewage Service Revenue	5.000%	6/1/23	350	408
New Orleans LA Water Revenue	5.000%	12/1/20	400	443
New Orleans LA Water Revenue	5.000%	12/1/22	1,500	1,733
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	14,650	15,558
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,500	2,619
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/20	8,375	8,978
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/22	1,000	1,112
				168,651
Maine (0.1%)
Maine GO	5.000%	6/1/22	10,205	12,003
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/21	3,930	4,453
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/22	1,425	1,652
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/23	3,275	3,868
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/24	1,000	1,199
Maine Housing Authority Mortgage Revenue	4.000%	11/15/47	5,000	5,465
				28,640
Maryland (4.3%)
Anne Arundel County MD GO	5.000%	4/1/19	6,960	7,427
Anne Arundel County MD GO	5.000%	4/1/19	2,640	2,817
Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,690
Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,726
Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,990
Anne Arundel County MD GO	5.000%	10/1/22	4,690	5,564
Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,771
Anne Arundel County MD GO	5.000%	10/1/23	1,455	1,764
Anne Arundel County MD GO	5.000%	10/1/23	2,485	3,013
Anne Arundel County MD GO	5.000%	10/1/23	3,880	4,705
Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,694
Baltimore County MD GO	5.000%	2/1/18	9,000	9,188
Baltimore County MD GO	5.000%	2/1/18	2,900	2,961
Baltimore County MD GO	5.000%	2/1/20	2,100	2,308
Baltimore County MD GO	5.000%	10/15/21	10,400	12,007
Baltimore County MD GO	5.000%	2/1/23	6,950	8,100
Baltimore County MD GO	5.000%	8/1/23	3,700	4,476
Baltimore County MD GO	5.000%	8/1/25	3,000	3,542
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/17	500	504

Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18	2,280	2,393
Baltimore MD Project Revenue	5.000%	7/1/21	520	595
Baltimore MD Project Revenue	5.000%	7/1/21	750	858
Baltimore MD Project Revenue	5.000%	7/1/22	500	587
Baltimore MD Project Revenue	5.000%	7/1/22	550	646
Baltimore MD Project Revenue	5.000%	7/1/23	525	629
Baltimore MD Project Revenue	5.000%	7/1/23	550	659
Howard County MD GO	5.000%	2/15/18	3,895	3,983
Howard County MD GO	5.000%	2/15/19	3,830	4,069
Howard County MD GO	5.000%	8/15/19	5,000	5,409
Howard County MD GO	5.000%	2/15/20	4,475	4,924
Maryland Department of Transportation
Revenue	5.000%	5/1/18	3,250	3,351
Maryland Department of Transportation
Revenue	5.000%	5/1/19	14,000	14,985
Maryland Department of Transportation
Revenue	4.000%	9/1/20	18,475	20,118
Maryland Department of Transportation
Revenue	5.000%	11/1/20	11,500	12,940
Maryland Department of Transportation
Revenue	5.000%	12/1/20	15,495	17,481
Maryland Department of Transportation
Revenue	5.000%	11/1/21	12,375	14,336
Maryland Department of Transportation
Revenue	5.000%	12/15/21	7,920	9,207
Maryland Department of Transportation
Revenue	5.000%	2/15/22	38,965	45,499
Maryland Department of Transportation
Revenue	5.000%	11/1/22	10,000	11,887
Maryland Department of Transportation
Revenue	5.000%	12/15/22	11,255	13,418
Maryland Department of Transportation
Revenue	4.000%	12/15/24	17,620	20,248
Maryland Department of Transportation
Revenue	4.000%	5/1/28	10,410	11,791
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	8,900	8,887
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/20 (4)	620	666
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/21 (4)	700	767
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/22 (4)	1,200	1,339
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/23 (4)	1,350	1,527
Maryland GO	5.000%	8/1/17	8,495	8,495
Maryland GO	5.000%	8/1/17	5,070	5,070
Maryland GO	5.000%	8/1/17	5,000	5,000
4 Maryland GO	5.000%	8/15/17 (Prere.)	2,795	2,800
Maryland GO	5.000%	3/1/18	1,150	1,178
Maryland GO	5.250%	3/1/18	2,400	2,462
Maryland GO	5.000%	8/1/18	24,160	25,159

Maryland GO	5.000%	8/1/18	28,795	29,985
Maryland GO	5.000%	11/1/18	2,525	2,654
Maryland GO	5.000%	8/1/19 (Prere.)	28,995	31,305
Maryland GO	5.000%	11/1/19	4,265	4,648
Maryland GO	4.500%	8/1/20	4,215	4,644
Maryland GO	5.000%	8/1/20	30,000	33,505
Maryland GO	5.000%	3/1/21 (Prere.)	3,745	4,255
Maryland GO	4.000%	8/1/21	20,000	22,217
Maryland GO	5.000%	8/1/21	34,110	39,263
Maryland GO	5.000%	8/1/21	30,000	34,532
Maryland GO	5.000%	8/1/22	10,000	11,826
Maryland GO	5.000%	8/1/22	4,430	5,239
Maryland GO	5.000%	8/1/23	83,960	101,566
Maryland GO	5.000%	3/15/24	46,400	56,743
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.250%	1/1/24	1,455	1,692
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/18	835	858
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/19	850	896
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/20	1,000	1,108
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.652%	11/15/17	5,860	5,869
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.652%	11/15/17	19,465	19,493
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.402%	5/15/18	4,650	4,667
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.422%	5/15/18	9,500	9,536
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,146
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/17	1,500	1,502
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/18	1,400	1,457
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/19	1,400	1,510
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/20	2,170	2,409
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/21	1,785	2,037
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/22	4,600	5,369
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	4.000%	7/1/20	1,000	1,076
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/21	650	737

Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/22	500	578
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/23	1,220	1,433
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/21	2,220	2,525
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/21	1,000	1,094
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/22	2,580	2,991
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/19	2,500	2,669
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/20	3,150	3,461
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/21	7,045	7,925
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/22	5,000	5,741
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.800%	8/7/17 LOC	42,850	42,850
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/22	12,350	14,442
Montgomery County MD GO	5.000%	8/1/17	12,100	12,100
Montgomery County MD GO	5.000%	11/1/17	4,800	4,851
Montgomery County MD GO	5.000%	7/1/18	32,050	33,268
Montgomery County MD GO	5.000%	7/1/18	3,400	3,529
Montgomery County MD GO	5.000%	8/1/18	2,000	2,083
Montgomery County MD GO	5.000%	11/1/19	2,840	3,095
Montgomery County MD GO	5.000%	11/1/21	22,680	26,295
Montgomery County MD GO	5.000%	12/1/21	10,000	11,621
Montgomery County MD GO	5.000%	12/1/22	8,650	10,313
Prince Georges County MD GO	5.000%	7/1/23	3,500	4,226
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/21	14,705	16,294
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/22	15,290	17,290
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	2,735	2,830
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	5,000	5,554
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/21	4,695	5,378
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/21	1,840	2,052
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/22	1,950	2,216

Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/23	2,060	2,372
				1,060,430
Massachusetts (3.5%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/18	1,250	1,298
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	10,375
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	5,215	5,423
Massachusetts Bay Transportation Authority
Sales Tax Revenue PUT	1.120%	2/26/18	29,190	29,190
Massachusetts College Building Authority
Revenue	5.000%	5/1/20	3,000	3,315
Massachusetts College Building Authority
Revenue	5.000%	5/1/21	5,495	6,263
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	7,000	7,646
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,300
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,311
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/18 (ETM)	435	451
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/18	440	455
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/21	750	844
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22	850	974
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/23	2,395	2,762
3 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	0.900%	8/7/17 LOC	6,430	6,430
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/20	5,000	5,531
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	5,000	5,678
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	5,705	6,490
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	1,655	1,926
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	3,385	3,940
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	2,605	3,086
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	6,000	7,108
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/19	1,540	1,606
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/20	1,030	1,102
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/21	1,180	1,290
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/22	1,265	1,412

Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/22	1,710	1,931
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/23	1,835	2,073
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/23	800	921
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/23	6,555	7,922
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	800	887
1 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	1.370%	1/30/18	8,705	8,712
1 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	1.300%	1/29/20	5,500	5,453
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/17	1,000	1,002
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/18	1,025	1,047
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/19	1,080	1,123
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/20	1,105	1,166
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/21	1,095	1,170
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/22	1,165	1,256
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/21	500	567
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/22	600	695
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/22	435	496
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/23	1,500	1,741
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/24	1,000	1,168
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/26	845	1,000
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,133
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	1,440	1,609
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,577
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/22	750	855
Massachusetts Development Finance Agency
Revenue (Williams College) PUT	1.450%	7/1/21	4,750	4,768
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	1,000	1,084

Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,562
Massachusetts GO	5.000%	10/1/17	27,000	27,193
Massachusetts GO	5.500%	11/1/17	2,100	2,125
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,307
1 Massachusetts GO	1.250%	1/1/18	10,000	10,004
4 Massachusetts GO	5.000%	8/1/18 (Prere.)	4,500	4,684
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,535	4,719
Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,281
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,092
Massachusetts GO	5.000%	10/1/18	30,000	31,433
Massachusetts GO	5.500%	10/1/18	4,955	5,220
Massachusetts GO	5.500%	10/1/18 (4)	10,200	10,746
Massachusetts GO	5.000%	12/1/18	30,000	31,630
Massachusetts GO	5.500%	12/1/19 (14)	9,160	10,108
Massachusetts GO	5.000%	4/1/20	45,000	49,668
Massachusetts GO	5.000%	6/1/20 (Prere.)	10,000	11,103
Massachusetts GO	5.000%	8/1/20	33,155	36,981
Massachusetts GO	5.000%	8/1/21 (Prere.)	7,500	8,630
Massachusetts GO	5.000%	8/1/21	40,500	46,530
Massachusetts GO	5.000%	10/1/21 (Prere.)	7,860	9,089
Massachusetts GO	5.000%	7/1/22 (Prere.)	7,020	8,270
4 Massachusetts GO	5.000%	7/1/22 (Prere.)	14,955	17,617
Massachusetts GO	5.000%	7/1/22	3,235	3,806
Massachusetts GO	5.000%	10/1/23	4,220	5,092
Massachusetts GO	5.000%	11/1/23	10,000	11,836
Massachusetts GO	5.000%	11/1/24	3,500	4,131
2 Massachusetts GO PUT	1.700%	8/1/17	44,000	44,008
Massachusetts GO PUT	1.050%	7/1/20	16,500	16,319
Massachusetts GO VRDO	0.810%	8/8/17	27,050	27,050
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	2,000
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.250%	8/15/17 (Prere.)	6,650	6,662
Massachusetts Health & Educational Facilities
Authority Revenue (Milford Regional Medical
Center)	5.000%	7/15/22	500	501
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/18 (Prere.)	3,875	4,040
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,035
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/22	5,000	5,379
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/20	960	1,049
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	1,415	1,551
Massachusetts Housing Finance Agency
Revenue	1.850%	6/1/20	2,750	2,753
Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.500%	6/1/42	8,030	8,484
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	4,595	4,917

Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	4,470	4,745
2 Massachusetts Housing Finance Agency Single
Family Housing Revenue PUT	1.500%	7/1/20	2,000	2,001
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/17 (Prere.)	4,715	4,723
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,412
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	16,220
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/19	11,460	12,303
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,721
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/22	3,850	4,389
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/18 (14)	10,000	9,958
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	16,476
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/17	1,500	1,500
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	3,000	3,124
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	2,065	2,156
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,000	1,044
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	4,500	4,861
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20 (Prere.)	6,000	6,702
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	16,000	17,869
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/21	7,520	8,113
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/21	4,580	5,272
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	4,290	4,627
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/23	5,000	5,389
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	3,210	3,467
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	930	1,005
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20	1,370	1,481
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21	3,900	4,489
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/23	6,000	6,879
1,3 Massachusetts Water Resources Authority
Revenue TOB PUT	1.000%	10/2/17 LOC	6,200	6,200
Massachusetts Water Resources Authority
Revenue VRDO	0.810%	8/7/17	6,100	6,100
Massachusetts Water Resources Authority
Revenue VRDO	0.900%	8/7/17	17,970	17,970

University of Massachusetts Building Authority
Revenue	5.000%	11/1/20	1,250	1,403
University of Massachusetts Building Authority
Revenue PUT	1.120%	2/26/18	9,390	9,390
				866,156
Michigan (2.4%)
Byron Center MI Public School District GO	5.000%	5/1/23	100	119
Byron Center MI Public School District GO	5.000%	5/1/24	120	145
Byron Center MI Public School District GO	5.000%	5/1/25	100	122
Byron Center MI Public School District GO	5.000%	5/1/26	110	135
Byron Center MI Public School District GO	5.000%	5/1/27	200	247
Chippewa Valley MI Schools GO	5.000%	5/1/19	1,025	1,095
Chippewa Valley MI Schools GO	5.000%	5/1/22	450	524
Chippewa Valley MI Schools GO	5.000%	5/1/23	575	685
Coopersville MI Area Public Schools GO	5.000%	5/1/20	1,235	1,363
Coopersville MI Area Public Schools GO	5.000%	5/1/21	2,325	2,638
Coopersville MI Area Public Schools GO	5.000%	5/1/22	1,900	2,211
Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	1,920
East Lansing MI School District GO	5.000%	5/1/20	600	664
East Lansing MI School District GO	5.000%	5/1/22	2,095	2,444
East Lansing MI School District GO	4.000%	5/1/23	390	443
East Lansing MI School District GO	4.000%	5/1/24	900	1,028
East Lansing MI School District GO	4.000%	5/1/26	425	487
Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	5,406
Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	5,226
3 Great Lakes MI Water Authority Sewer Disposal
System Revenue TOB VRDO	1.020%	8/7/17 (4)	6,235	6,235
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/22	1,840	2,120
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/23	4,755	5,573
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/21	500	562
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/22	500	573
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/23	500	583
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/24	550	648
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	5.000%	11/15/17	1,500	1,517
Kentwood MI Economic Development Corp.
Revenue (Holland Home Obligated Group)	4.000%	11/15/24	3,120	3,348
L'Anse Creuse MI Public Schools GO	5.000%	5/1/18	720	742
L'Anse Creuse MI Public Schools GO	5.000%	5/1/19	1,030	1,100
L'Anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,843
L'Anse Creuse MI Public Schools GO	5.000%	5/1/21	250	284
Lincoln MI Consolidated School District GO	5.000%	5/1/21 (4)	1,000	1,137
Lincoln MI Consolidated School District GO	5.000%	5/1/23 (4)	1,310	1,559
Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,064
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,668
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,219

Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/24	1,500	1,823
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/25	1,000	1,229
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/26	1,000	1,239
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/21	700	791
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/22	900	1,040
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/23	900	1,055
Michigan Building Authority Revenue	5.000%	10/15/17	1,250	1,261
Michigan Building Authority Revenue	5.000%	4/15/20	7,000	7,720
Michigan Building Authority Revenue	5.000%	10/15/20	2,250	2,520
Michigan Building Authority Revenue	5.000%	10/15/21	1,750	2,015
Michigan Building Authority Revenue	5.000%	4/15/22	4,350	5,066
Michigan Building Authority Revenue	5.000%	4/15/22	1,000	1,165
Michigan Building Authority Revenue	5.000%	4/15/23	1,350	1,602
Michigan Finance Authority Revenue	5.000%	10/1/19	850	913
Michigan Finance Authority Revenue	5.000%	4/1/20	3,800	4,107
Michigan Finance Authority Revenue	5.000%	10/1/20	1,200	1,288
Michigan Finance Authority Revenue	5.000%	4/1/21	6,775	7,489
Michigan Finance Authority Revenue	5.000%	4/15/21	6,240	7,087
Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,406
Michigan Finance Authority Revenue	5.000%	4/1/22	7,185	8,088
Michigan Finance Authority Revenue	5.000%	10/1/22	525	593
Michigan Finance Authority Revenue	5.000%	4/1/23	9,000	10,289
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/17	1,000	1,000
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/20	1,250	1,346
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/21	3,500	3,977
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/22	2,500	2,910
3 Michigan Finance Authority Revenue (Beaumont
Health Obligated Group) TOB VRDO	1.020%	8/7/17	6,060	6,060
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,150	1,185
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,250	1,289
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,209
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,691
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,000	2,138
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,053
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,742
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	1,310	1,401
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,306
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	8,000	8,815

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (4)	8,500	9,384
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	2,310	2,545
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21	1,000	1,120
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,383
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	10,000	11,331
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	16,260	18,423
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22	1,500	1,718
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/21	1,800	2,057
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/22	2,000	2,337
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/23	3,000	3,570
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/18	805	831
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/19	1,000	1,070
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/20	600	663
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/21	600	682
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/22	800	930
3 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) TOB VRDO	0.800%	8/1/17 LOC	29,000	29,000
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	4.000%	6/1/20	600	644
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/21	750	849
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/22	1,000	1,160
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/17	500	504
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	500	518
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	1,000	1,063
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	600	638
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/20	2,000	2,174
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/21	1,600	1,836
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/22	1,500	1,762
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,156
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	500	524
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,629

Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/21	4,575	5,292
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22	6,800	8,069
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/23	7,230	8,739
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/20	9,235	10,364
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/21	5,000	5,758
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/22	5,500	6,477
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/23	6,000	7,204
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	52,424
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	20,000	21,535
Michigan GAN	5.000%	3/15/20	6,000	6,597
Michigan GAN	5.000%	3/15/21	4,000	4,530
Michigan GAN	5.000%	3/15/22	2,500	2,908
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,060
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/23	7,330	7,942
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,780
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.375%	5/1/20	1,730	1,733
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	5/1/20	2,785	2,785
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.900%	4/1/21	7,000	7,067
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.400%	3/15/23	13,000	13,341
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/18	6,375	6,586
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/19	3,350	3,581
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	5,000	5,085
Michigan Housing Development Authority Single
Family Mortgage Revenue	4.000%	6/1/46	11,180	11,916
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/18	400	419
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	8,000	7,906
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	2,000	1,976
Michigan Strategic Fund Limited Obligation
Revenue (Event Center Project) PUT	4.125%	1/1/19	5,000	5,081
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	509
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/19	1,000	1,062

Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/20	800	878
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/21	600	678
Oakland University MI Revenue	5.000%	3/1/20	1,780	1,943
Oakland University MI Revenue	5.000%	3/1/21	1,000	1,124
Oakland University MI Revenue	5.000%	3/1/22	1,285	1,477
Oakland University MI Revenue	5.000%	3/1/23	425	499
Portage MI Public Schools GO	5.000%	11/1/20	750	840
Portage MI Public Schools GO	5.000%	5/1/22	1,790	2,083
Portage MI Public Schools GO	5.000%	11/1/22	1,380	1,624
Rochester MI Community School District GO	5.000%	5/1/20	6,980	7,721
Rochester MI Community School District GO	5.000%	5/1/21	4,075	4,634
Rochester MI Community School District GO	5.000%	5/1/22	1,650	1,925
Rochester MI Community School District GO	5.000%	5/1/23	1,225	1,458
Romeo MI Community School District GO	5.000%	5/1/23	1,000	1,186
Royal Oak MI City School District GO	5.000%	5/1/20	1,250	1,379
Royal Oak MI City School District GO	5.000%	5/1/21	600	682
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/17	1,400	1,405
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/19	1,500	1,616
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/20	1,200	1,333
University of Michigan Revenue	5.000%	4/1/21	1,000	1,141
University of Michigan Revenue	5.000%	4/1/22	600	704
University of Michigan Revenue	5.000%	4/1/23	500	600
1 University of Michigan Revenue PUT	1.250%	4/2/18	21,860	21,890
Walled Lake MI Consolidate School District GO	5.000%	5/1/22	3,135	3,649
Warren MI Consolidated School District GO	5.000%	5/1/23 (15)	2,755	3,269
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,345	2,681
3 Wayne State University Michigan Revenue TOB
VRDO	0.970%	8/7/17	2,500	2,500
Western Michigan University Revenue	5.000%	11/15/21	1,000	1,149
Woodhaven-Brownstone MI School District GO	5.000%	5/1/21	1,710	1,940
Woodhaven-Brownstone MI School District GO	5.000%	5/1/22	1,730	2,014
Woodhaven-Brownstone MI School District GO	5.000%	5/1/23	1,615	1,916
				598,750
Minnesota (0.8%)
Hennepin County MN GO	5.000%	12/1/20	3,000	3,387
Hennepin County MN GO	5.000%	12/1/20	4,085	4,611
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21	550	595
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/23	1,110	1,287
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/24	1,245	1,463
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	675	758

Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	600	693
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	650	769
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/23	1,500	1,803
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/20	3,500	3,828
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/21	125	137
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/21	2,700	3,047
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/21	350	395
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	250	290
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	1,000	1,160
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/23	5,000	5,910
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/23	250	296
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/24	7,180	8,619
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/24	200	241
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/21	550	628
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/22	200	233
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/19	6,830	7,232
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/21	7,225	8,135
Minnesota 911 Revenue	5.000%	6/1/18 (ETM)	2,320	2,399
Minnesota 911 Revenue	5.000%	6/1/21	9,390	10,763
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	6,817
Minnesota GO	5.000%	10/1/17 (ETM)	35	35
Minnesota GO	5.000%	10/1/17	2,240	2,256
Minnesota GO	5.000%	8/1/18	8,375	8,719
Minnesota GO	5.000%	8/1/18	3,825	3,982
Minnesota GO	5.000%	8/1/18	3,000	3,123
Minnesota GO	5.000%	11/1/19	2,000	2,179
Minnesota GO	5.000%	8/1/21	6,000	6,899
Minnesota GO	5.000%	8/1/21	15,500	17,829
Minnesota GO	5.000%	8/1/22	12,900	15,235
Minnesota GO	5.000%	8/1/23	6,665	7,429
Minnesota GO	4.000%	10/1/24	14,225	16,224
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/20	500	536
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/21	425	465
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/22	495	551

Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/47	7,000	7,615
Minnesota Municipal Power Agency Revenue	5.000%	1/1/20	2,000	2,189
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,411
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/18	8,500	8,705
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,484
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,356
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,833
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/22	2,800	3,247
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,215
University of Minnesota Revenue	5.000%	12/1/17	10,000	10,141
University of Minnesota Revenue	5.000%	8/1/22	1,575	1,855
				204,009
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	10,655
DeSoto County MS School District GO	5.000%	5/1/19	8,000	8,547
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/21	1,050	1,171
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/22	2,000	2,274
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/23	1,500	1,726
Jackson MS Public School District GO	5.000%	4/1/22	1,500	1,708
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.720%	8/1/17	8,900	8,900
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.770%	8/1/17	5,800	5,800
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	1.125%	9/1/17	1,250	1,250
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/23	2,000	2,350
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/24	4,155	4,957
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/25	5,165	6,228
Mississippi Gaming Tax Revenue	5.000%	10/15/21	1,055	1,209
Mississippi Gaming Tax Revenue	5.000%	10/15/22	1,585	1,856
1 Mississippi GO	1.350%	9/1/17	4,635	4,635
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	9/1/24	2,480	2,904
1 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)
PUT	2.120%	8/15/20	7,875	7,825

Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care Obligated Group)	5.000%	9/1/21	390	436
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,517
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.790%	8/7/17	6,000	6,000
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/23	600	718
				83,666
Missouri (0.9%)
Boone County MO Hospital Revenue	5.000%	8/1/22	1,370	1,560
Boone County MO Hospital Revenue	5.000%	8/1/23	2,465	2,840
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/19	2,000	2,135
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/20	1,000	1,102
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/17	3,270	3,305
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	2,225	2,340
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	1,445	1,520
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	805	878
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/20	2,000	2,252
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/22	2,000	2,347
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/22	1,500	1,720
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/23	1,420	1,659
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,564
Kansas City MO Airport Revenue	5.000%	9/1/19	2,715	2,922
Kansas City MO GO	4.000%	2/1/18	5,660	5,750
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/21	1,025	1,123
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/22	1,250	1,398
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/23	1,500	1,703
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,275	1,445
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,305	1,479
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,295	1,498
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,410	1,631
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/21	3,000	3,360
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/22	4,955	5,675

Missouri Board of Public Buildings Special
Obligation Revenue	5.000%	10/1/19	17,225	18,704
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.000%	12/1/20	1,300	1,390
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/19	750	790
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/20	870	938
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,562
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.800%	8/7/17	8,400	8,400
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.800%	8/7/17	19,160	19,160
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/22	3,375	3,933
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/18	2,890	2,948
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/19	3,040	3,207
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/20	3,085	3,356
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	4.000%	2/1/18	500	507
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	4.000%	2/1/19	650	674
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	4.000%	2/1/20	900	951
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/21	400	443
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/22	1,190	1,347
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/23	1,200	1,378
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/24	750	866
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/20	43,310	47,981
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/21	4,380	5,005

Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/19	2,200	2,319
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/21	6,275	7,013
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/22	4,365	4,989
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/18	1,500	1,551
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/18	1,250	1,317
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/19	2,750	2,948
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/19	2,500	2,724
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/20	1,125	1,245
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/20	1,000	1,124
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/21	1,250	1,421
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/21	1,860	2,144
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/22	3,205	3,729
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/22	1,500	1,765
Springfield MO Public Utility Revenue	5.000%	8/1/23	3,425	4,117
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	2.850%	9/1/18	5,400	5,406
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/18	1,295	1,340
St. Louis MO Parking Revenue	5.000%	12/15/21 (4)	535	609
St. Louis MO Parking Revenue	5.000%	12/15/22 (4)	1,000	1,163
				223,670
Montana (0.2%)
Forsyth MT Pollution Control Revenue
(Northwestern Corporation Colstrip Project)	2.000%	8/1/23	25,330	25,061
2 Gallatin County MT High School District No. 7
GO	5.000%	6/1/23	490	587
2 Gallatin County MT High School District No. 7
GO	5.000%	12/1/23	515	623
2 Gallatin County MT High School District No. 7
GO	5.000%	6/1/24	510	622
2 Gallatin County MT High School District No. 7
GO	5.000%	12/1/24	680	836

2	Gallatin County MT High School District No. 7
	GO	5.000%	6/1/25	565	698
2	Gallatin County MT High School District No. 7
	GO	5.000%	12/1/25	900	1,119
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/21	1,290	1,446
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/22	1,435	1,646
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/23	2,075	2,424
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/24	2,145	2,532
					37,594
Multiple States (1.0%)
1,3 Eaton Vance Municipal Bond Fund II		1.870%	7/1/19	4,975	4,974
3	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	0.970%	8/7/17 LOC	60,000	60,000
3	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	0.930%	8/7/17 LOC	58,100	58,100
3	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.910%	8/3/17 LOC	22,400	22,400
3	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.920%	8/7/17 LOC	77,100	77,100
3	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.920%	8/7/17	13,100	13,100
					235,674
Nebraska (0.8%)
	Central Plains Energy Project Nebraska Gas
	Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,566
	Central Plains Energy Project Nebraska Gas
	Project Revenue (Project No. 1)	5.250%	12/1/21	3,000	3,389
	Central Plains Energy Project Nebraska Gas
	Supply Revenue PUT	5.000%	6/1/19	11,175	11,859
	Central Plains Energy Project Nebraska Gas
	Supply Revenue PUT	5.000%	12/1/19	52,000	56,194
	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System)	4.000%	11/1/19	750	792
	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System)	5.000%	11/1/20	1,400	1,549
	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System)	5.000%	11/1/22	1,000	1,156
	Douglas County NE Housing Authority Revenue
	(Blair High Residences Project)	1.400%	4/1/19	5,175	5,182
	Lincoln County NE Hospital Authority No. 1
	Hospital Revenue (Great Plains Regional
	Medical Center Project)	5.000%	11/1/18	500	522
	Lincoln County NE Hospital Authority No. 1
	Hospital Revenue (Great Plains Regional
	Medical Center Project)	4.000%	11/1/19	750	791
	Lincoln County NE Hospital Authority No. 1
	Hospital Revenue (Great Plains Regional
	Medical Center Project)	4.000%	11/1/20	600	643
	Municipal Energy Agency of Nebraska Power
	Supply System Revenue	5.000%	4/1/19	1,500	1,596

Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/20	1,350	1,482
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/23	1,030	1,212
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/43	1,635	1,653
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	9/1/43	2,190	2,234
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/44	2,545	2,590
Nebraska Investment Finance Authority Single
Family Housing Revenue	4.000%	9/1/44	4,220	4,459
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.500%	9/1/45	9,560	10,092
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.800%	8/7/17	16,900	16,900
Nebraska Public Power Agency Revenue	5.000%	1/1/22	4,330	4,924
Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,526
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,056
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,056
Nebraska Public Power District Revenue	5.000%	1/1/20	2,800	3,060
Nebraska Public Power District Revenue	5.000%	7/1/20	6,065	6,735
Nebraska Public Power District Revenue	5.000%	1/1/21	2,250	2,536
Nebraska Public Power District Revenue	5.000%	1/1/21	4,635	5,225
Nebraska Public Power District Revenue	5.000%	7/1/21	3,185	3,641
Nebraska Public Power District Revenue	5.000%	1/1/22	1,250	1,447
Nebraska Public Power District Revenue	5.000%	1/1/23	1,320	1,562
Nebraska Public Power District Revenue	5.000%	1/1/24	1,525	1,837
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/20	7,370	8,095
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	6,400	7,253
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/21	1,535	1,673
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/22	1,000	1,110
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/23	1,700	1,906
University of Nebraska Facilities Corp. Revenue
(UNMC Eye Institute)	5.000%	3/1/18	8,850	9,064
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,556
University of Nebraska Student Fee Revenue	5.000%	7/1/20	3,015	3,348
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,335	1,526
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,000	1,143
University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,400	1,642
University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,500	1,759
University of Nebraska Student Health &
Recreation Project Revenue	5.000%	5/15/20	1,255	1,388
University of Nebraska Student Health &
Recreation Project Revenue	5.000%	5/15/22	1,135	1,327
				207,256
Nevada (0.5%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	1,921
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,101

Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,278
Clark County NV Airport Improvement Revenue	5.000%	7/1/18	32,000	33,186
Clark County NV Airport Improvement Revenue
VRDO	0.810%	8/7/17 LOC	21,000	21,000
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/22	1,715	2,016
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/24	1,000	1,216
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/25	1,000	1,229
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/26	1,000	1,241
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/19	2,375	2,550
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/20	3,000	3,324
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/21	3,000	3,420
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/22	3,000	3,504
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	23,970	24,339
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	9,245	9,387
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/21	1,000	1,132
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/22	1,550	1,796
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/23	1,180	1,393
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	6,000	6,085
Washoe County NV Gas & Water Facilities
Revenue PUT	3.000%	6/1/22	9,500	10,032
				131,150
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,647
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/21	1,250	1,400
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/22	900	1,026
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/23	1,675	1,934
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/22	2,070	2,280
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/23	2,355	2,613
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/24	1,910	2,250

New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/25	1,695	1,882
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/24	1,015	1,203
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/17	3,200	3,205
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/21	505	557
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/22	1,000	1,130
				27,127
New Jersey (4.7%)
Atlantic City NJ GO	5.000%	11/1/19	3,315	3,034
Atlantic City NJ GO	5.000%	12/1/19	6,995	6,401
Atlantic City NJ GO	5.000%	11/1/20	4,025	3,631
Atlantic City NJ GO	5.000%	12/1/20	7,185	6,481
Atlantic City NJ GO	5.000%	3/1/21 (15)	300	330
Atlantic City NJ GO	5.000%	11/1/21	3,020	2,794
Atlantic City NJ GO	5.000%	12/1/21	1,970	1,823
Atlantic City NJ GO	5.000%	3/1/23 (15)	500	569
Atlantic City NJ GO	5.000%	3/1/24 (15)	300	346
Atlantic City NJ GO	5.000%	3/1/25 (15)	300	348
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/20	2,040	2,207
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,725
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,595
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/26	1,000	1,144
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/22	1,095	1,275
1,3 Eaton Vance New Jersey Municipal Bond Fund
II	1.820%	7/1/19	8,675	8,674
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/18	1,600	1,656
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/19	1,700	1,819
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/20	1,800	1,982
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/21	2,800	3,159
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/22	1,200	1,380
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/24 (4)	1,250	1,508
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/25 (4)	1,165	1,418
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/26 (4)	1,250	1,533
Gloucester County NJ Improvement Authority
Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,280	3,290
Howell Township NJ BAN	2.000%	10/19/17	11,850	11,875

Morris County NJ Improvement Authority
Revenue	4.000%	5/1/21	2,000	2,212
Morris County NJ Improvement Authority
Revenue	4.000%	5/1/22	1,000	1,129
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	14,680
New Jersey Economic Development Authority
Revenue	5.000%	3/1/19 (ETM)	29,800	31,685
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	5,000	5,358
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	62,735	67,835
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	10,000	10,813
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	6,395	6,959
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	16,000	17,412
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	7,419
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	8,000	8,398
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	7,493
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	6,450	6,473
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	7,500	7,526
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	13,745	13,957
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	555	564
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (ETM)	5,000	5,243
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	15,000	15,949
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	16,780	17,725
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20 (ETM)	910	1,001
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	8,325	8,785
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	5,650	6,317
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	2,095	2,224
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	10,526
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	13,480	15,435
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,990	5,332
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,045
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/19	4,925	5,192

New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/20	405	435
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/21	500	564
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/22	730	839
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/23	1,000	1,165
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	9/1/17	2,500	2,508
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	5,345	5,548
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/21	15,510	17,823
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/23	3,125	3,778
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/21	265	299
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	10,255	10,620
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	1,500	1,553
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (ETM)	4,550	4,711
New Jersey GO	5.000%	8/15/17	11,660	11,679
New Jersey GO	5.000%	6/1/18	5,000	5,160
New Jersey GO	5.000%	8/15/19	8,395	9,005
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18 (ETM)	2,390	2,480
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	110	114
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,000	1,035
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.500%	7/1/21 (Prere.)	3,550	4,001
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/18 (ETM)	2,230	2,268
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/18 (ETM)	1,375	1,399
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/18	2,000	2,071
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/19	2,000	2,142
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	2,105	2,386
3 New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health) TOB VRDO	0.970%	8/7/17 (12)	9,045	9,045
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/26	2,365	2,865
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/21	1,000	1,125

New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/22	1,500	1,725
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/23	2,000	2,341
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/20	1,000	1,060
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/21	1,000	1,111
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/22	1,500	1,697
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/23	3,000	3,438
New Jersey Health Care Facilities Financing
Authority Revenue (St. Peter's University
Hospital Obligated Group)	5.000%	7/1/20	1,000	1,069
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/23	955	1,108
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.780%	8/7/17 LOC	14,000	14,000
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/19	1,500	1,589
3 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	1.040%	8/7/17	5,000	5,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.780%	8/7/17	8,500	8,500
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.860%	8/7/17	7,100	7,100
New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	24,254
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	16,300	17,159
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	18,000	19,275
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	27,500	28,366
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	9,000	9,745
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	55,000	56,690
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	10,000	10,941
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	55,650	57,311
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	10,000	11,024
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/20	11,000	11,667
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	1,295	1,394

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	12,550	13,510
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	2,890	3,143
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/23	2,500	2,741
1 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.820%	12/15/19	41,000	40,449
1 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	2.020%	12/15/21	24,000	23,328
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	10,000	10,142
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	30,000	30,424
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	7,500	7,606
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	2,500	2,565
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,810	16,441
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/19	2,815	2,954
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	31,245	33,066
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	14,635	15,523
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,531
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,416
1 New Jersey Turnpike Authority Revenue	1.370%	1/1/18	40,000	39,992
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	750	819
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,126
1 New Jersey Turnpike Authority Revenue PUT	1.500%	1/1/18	10,115	10,118
1 New Jersey Turnpike Authority Revenue PUT	1.500%	1/1/18	15,000	15,005
3 New Jersey Turnpike Authority Revenue TOB
VRDO	0.870%	8/7/17 LOC	7,700	7,700
3 New Jersey Turnpike Authority Revenue TOB
VRDO	0.900%	8/7/17 LOC	8,600	8,600
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,069
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,069
Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,209
Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,163
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	165,475	45,256
Union County NJ GO	4.000%	2/15/19	4,255	4,454
Union County NJ GO	4.000%	2/15/20	5,355	5,752
Union County NJ GO	5.000%	2/15/21	5,615	6,365
Union County NJ GO	5.000%	2/15/22	6,275	7,314
				1,154,716
New Mexico (0.6%)
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	3,225	3,591
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	2,000	2,227
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/20	1,800	2,004

Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/20	6,580	7,327
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/21	1,130	1,295
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/21	5,450	6,248
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,504
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	19,000	19,240
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/17	5,000	5,038
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/21	1,600	1,825
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.820%	8/7/17	11,155	11,155
1 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	1.392%	2/1/18	5,000	5,005
1 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	1.442%	8/1/18	5,200	5,194
1 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	1.572%	8/1/19	56,525	56,441
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	5.000%	8/1/19	23,010	24,615
				155,709
New York (14.8%)
3 Battery Park City Authority New York Revenue
TOB VRDO	0.800%	8/1/17 LOC	24,900	24,900
Binghamton NY City School District BAN	2.500%	11/17/17	6,000	6,027
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/22	500	570
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/23	600	691
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/21	1,000	1,120
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/22	2,000	2,287
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/23	1,385	1,609
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/20	1,265	1,385
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/21	1,355	1,511
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/26	450	524
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue (Catholic Health
System Obligated Group)	5.000%	7/1/24	565	662
Central Islip NY Union Free School District BAN	2.000%	8/16/17	8,500	8,503
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/21	300	336

	Dutchess County NY Local Development Corp.
	Revenue (Culinary Institute of America
	Project)	5.000%	7/1/22	300	343
	Dutchess County NY Local Development Corp.
	Revenue (Culinary Institute of America
	Project)	5.000%	7/1/23	350	407
	Dutchess County NY Local Development Corp.
	Revenue (Culinary Institute of America
	Project)	5.000%	7/1/24	350	412
1,3 Eaton Vance New York Municipal Bond Fund II		1.670%	7/1/19	5,750	5,749
	Hempstead NY Local Development Corp.
	Revenue (Molloy College)	3.000%	7/1/18	850	864
	Hempstead NY Local Development Corp.
	Revenue (Molloy College)	4.000%	7/1/19	1,000	1,050
	Hempstead NY Local Development Corp.
	Revenue (Molloy College)	5.000%	7/1/21	430	485
	Hempstead NY Local Development Corp.
	Revenue (Molloy College)	5.000%	7/1/23	1,435	1,678
	Hempstead NY Local Development Corp.
	Revenue (Molloy College)	5.000%	7/1/25	800	953
	Long Island NY Power Authority Electric System
	Revenue	5.000%	9/1/17	9,955	9,990
	Long Island NY Power Authority Electric System
	Revenue	5.000%	5/1/18 (ETM)	2,000	2,061
	Long Island NY Power Authority Electric System
	Revenue	5.000%	5/1/19 (ETM)	1,500	1,606
	Long Island NY Power Authority Electric System
	Revenue	5.000%	9/1/20	1,295	1,442
	Long Island NY Power Authority Electric System
	Revenue	5.000%	9/1/21	1,295	1,481
	Long Island NY Power Authority Electric System
	Revenue	5.000%	9/1/22	750	877
	Long Island NY Power Authority Electric System
	Revenue	5.000%	9/1/22	2,000	2,341
	Long Island NY Power Authority Electric System
	Revenue	5.000%	9/1/23	1,000	1,194
1	Long Island NY Power Authority Electric System
	Revenue PUT	1.509%	11/1/18	16,850	16,870
1	Long Island NY Power Authority Electric System
	Revenue PUT	1.739%	11/1/18	30,000	30,121
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/18	2,000	2,062
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/18	1,000	1,031
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/19	3,520	3,766
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/19	2,000	2,140
2	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/23	1,000	1,199
2	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/24	1,400	1,707

2 Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/25	1,700	2,097
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/21	745	854
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/21	1,350	1,547
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/22	480	565
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/22	1,930	2,271
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/23	1,000	1,201
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/23	1,115	1,339
Mount Vernon City School District BAN	2.000%	8/18/17	8,500	8,503
Nassau County NY GO	5.000%	4/1/20	14,340	15,784
Nassau County NY GO	5.000%	4/1/21	11,075	12,552
Nassau County NY GO	5.000%	1/1/22	9,685	11,187
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.860%	8/7/17	10,000	10,000
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/20	4,640	5,109
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/18	2,550	2,638
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/20	1,660	1,828
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/18	2,000	2,066
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/19	1,565	1,668
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/20	170	186
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/19	375	394
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,514
Nassau NY Health Care Corp. VRDO	0.800%	8/7/17 LOC	5,900	5,900
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	4.000%	6/1/19	850	894
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20	600	662
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21	1,000	1,133

New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22	650	755
New York City NY GO	5.000%	8/1/17	3,800	3,800
New York City NY GO	5.000%	8/1/17	8,185	8,185
New York City NY GO	5.000%	8/1/17	6,000	6,000
New York City NY GO	5.000%	8/1/17	9,750	9,750
New York City NY GO	5.000%	10/1/17	2,500	2,518
New York City NY GO	5.000%	10/1/17	5,150	5,187
New York City NY GO	5.000%	8/1/18	3,250	3,383
New York City NY GO	5.000%	8/1/18	6,000	6,245
New York City NY GO	5.000%	8/1/18	5,000	5,204
New York City NY GO	5.000%	8/1/18	4,650	4,840
New York City NY GO	5.000%	8/1/18	6,000	6,245
New York City NY GO	5.000%	8/1/18	13,030	13,562
New York City NY GO	5.000%	8/1/18	25,315	26,349
New York City NY GO	5.000%	8/1/18	7,500	7,806
New York City NY GO	5.000%	10/1/18	7,650	8,013
New York City NY GO	4.000%	8/1/19	12,165	12,879
New York City NY GO	5.000%	8/1/19	15,000	16,177
New York City NY GO	5.000%	8/1/19	8,000	8,628
New York City NY GO	5.000%	8/1/19	5,000	5,392
New York City NY GO	5.000%	8/1/19	5,000	5,392
New York City NY GO	5.000%	8/1/19	7,225	7,792
New York City NY GO	5.000%	8/1/19	20,155	21,736
New York City NY GO	5.000%	8/1/19	15,000	16,177
New York City NY GO	5.000%	8/1/19	5,830	6,287
New York City NY GO	5.000%	8/1/20	20,000	22,279
New York City NY GO	5.000%	8/1/20	1,880	2,094
New York City NY GO	5.000%	8/1/20	33,525	37,345
New York City NY GO	5.000%	8/1/20	4,500	5,013
New York City NY GO	5.000%	10/1/20	4,375	4,899
New York City NY GO	5.000%	8/1/21	9,000	10,322
New York City NY GO	5.000%	8/1/21	5,890	6,755
New York City NY GO	5.000%	8/1/21	11,985	13,745
New York City NY GO	5.000%	8/1/21	2,000	2,294
New York City NY GO	5.000%	8/1/21	4,000	4,587
New York City NY GO	5.000%	8/1/21	6,100	6,996
New York City NY GO	5.000%	8/1/21	10,000	11,469
New York City NY GO	5.000%	8/1/21	17,280	19,818
New York City NY GO	5.000%	8/1/22	40,930	48,099
New York City NY GO	5.000%	8/1/22	5,000	5,876
New York City NY GO	5.000%	8/1/22	1,470	1,727
New York City NY GO	5.000%	8/1/22	14,640	17,204
New York City NY GO	5.000%	8/1/22	4,275	5,024
New York City NY GO	5.000%	8/1/22	4,000	4,701
New York City NY GO	5.000%	8/1/23	10,000	11,985
New York City NY GO	5.000%	8/1/23	14,790	17,726
New York City NY GO VRDO	0.720%	8/1/17	19,900	19,900
New York City NY GO VRDO	0.720%	8/1/17 LOC	16,000	16,000
New York City NY GO VRDO	0.760%	8/1/17 LOC	15,960	15,960
New York City NY GO VRDO	0.760%	8/1/17 LOC	17,200	17,200
New York City NY GO VRDO	0.780%	8/7/17 LOC	38,000	38,000
New York City NY GO VRDO	0.800%	8/7/17 LOC	44,905	44,905
New York City NY GO VRDO	0.840%	8/7/17	88,760	88,760
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	3,000	3,394
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.810%	8/7/17 LOC	25,250	25,250

New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,390
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	10,010	10,012
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/18	3,500	3,629
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	13,095	13,098
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,109
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	20,000	20,006
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/19	4,300	4,619
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,280
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.700%	7/1/21	7,500	7,557
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	0.820%	8/7/17	12,400	12,400
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
Washington Street Project) VRDO	0.850%	8/7/17 LOC	20,750	20,750
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,511
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,762
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,995
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	0.820%	8/7/17 LOC	25,000	25,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,047
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	5,000	5,380
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.720%	8/1/17	21,800	21,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.720%	8/1/17	10,715	10,715
4 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.720%	8/1/17	10,100	10,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.720%	8/1/17	10,000	10,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.770%	8/1/17	4,500	4,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.840%	8/7/17	59,075	59,075
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	19,510	22,591
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/19	1,000	1,078

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/20	1,500	1,671
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/21	1,520	1,741
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/22	4,585	5,390
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	1,000	1,218
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	20,212
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (ETM)	825	834
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	6,175	6,241
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	7,455	7,835
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/15/18	11,950	12,578
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	25,115	27,364
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	8,560	9,326
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	6,395	7,027
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	8,925	9,807
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,090	3,478
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	7,925	9,188
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	9,000	10,434
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	6,000	7,136
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.820%	8/7/17	22,600	22,600
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	2/1/23	20,000	22,879
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	1.350%	8/1/17	7,300	7,300
New York Convention Center Development
Corp. Revenue	5.000%	11/15/21	2,000	2,303
New York Convention Center Development
Corp. Revenue	5.000%	11/15/22	1,000	1,178
3 New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters) TOB VRDO	1.120%	8/7/17	4,464	4,464
1 New York Metropolitan Transportation Authority
Revenue	1.652%	11/1/17	2,950	2,954
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	7,000	7,086
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	12,653
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	5,000	5,061
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,500	2,628
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,650	2,789

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,775	5,026
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,000	1,053
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,055	4,268
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,579
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,000	2,105
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,579
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,255	1,321
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	8,930	9,735
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	2,530	2,758
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,100	1,199
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	9,535	10,395
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	4,725	5,151
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,000	1,090
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/19 (14)	5,000	5,506
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	5,000	5,628
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,560	1,756
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	2,400	2,701
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,500	1,734
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	5,000	5,779
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,230	1,422
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,750	2,023
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	1,000	1,183
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	2,250	2,662
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	16,145	19,102
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,203
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,775	3,268
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.770%	11/1/19	9,300	9,366
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	5,199
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/23	2,500	3,033

1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.190%	11/1/18	2,000	2,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.270%	11/1/19	2,750	2,750
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.400%	11/1/19	21,000	21,064
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,531
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,210
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/19	3,500	3,816
1 New York Metropolitan Transportation Authority
Revenue PUT	1.172%	11/1/17	7,280	7,279
1 New York Metropolitan Transportation Authority
Revenue PUT	1.662%	11/1/17	8,760	8,770
1 New York Metropolitan Transportation Authority
Revenue PUT	1.180%	11/15/17	49,600	49,585
1 New York Metropolitan Transportation Authority
Revenue PUT	1.447%	5/15/18 (4)	20,750	20,816
1 New York Metropolitan Transportation Authority
Revenue PUT	1.122%	11/1/19	5,215	5,211
1 New York Metropolitan Transportation Authority
Revenue PUT	1.522%	2/1/20	9,500	9,561
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	59,000	64,353
1 New York Metropolitan Transportation Authority
Revenue PUT	1.417%	4/6/20 (4)	6,500	6,527
1 New York Metropolitan Transportation Authority
Revenue PUT	1.400%	6/1/20	87,500	87,420
New York Metropolitan Transportation Authority
Revenue PUT	4.000%	11/15/20	11,000	11,897
3 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.870%	8/7/17	4,950	4,950
2 New York NY GO	5.000%	8/1/23	31,225	37,398
2 New York NY GO	5.000%	8/1/24	43,695	53,168
2 New York NY GO	5.000%	8/1/25	49,225	60,584
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/18 (ETM)	2,105	2,184
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,349
New York State Dormitory Authority Revenue
(City University System) VRDO	0.820%	8/7/17 LOC	32,555	32,555
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/21	1,540	1,783
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/22	8,500	9,956
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/23	6,555	7,831
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.810%	8/7/17 LOC	6,195	6,195
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20	5,000	5,369
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21	2,265	2,564
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22	4,000	4,635

New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17 (ETM)	55	55
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17	6,185	6,195
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,590
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/21	2,400	2,725
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/27	2,650	3,132
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/23	2,000	2,407
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	1,115	1,148
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	2,555	2,900
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	2,425	2,818
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	4.000%	12/1/20	1,000	1,059
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	4.000%	12/1/21	1,200	1,285
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/22	1,000	1,130
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20 (ETM)	45	48
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20	1,695	1,785
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	7,465	7,635
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	27,490	28,117
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18 (ETM)	4,050	4,140
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	18,010	18,483
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/18	2,400	2,504
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	22,675	23,967
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19 (ETM)	10	11
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	4,135	4,398
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	10,000	10,636

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	15	16
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	4,980	5,309
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/19	11,665	12,636
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	4,000	4,399
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/20	9,550	10,672
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	33,395	37,956
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	12,620	14,344
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/21	7,710	8,826
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	41,000	48,825
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	57,345	69,375
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.800%	8/7/17	17,100	17,100
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.820%	8/7/17	12,425	12,425
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,273
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	2,000	2,014
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	7,030	7,079
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,155	2,256
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,618
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	1,500	1,571
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	1,350	1,414
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,235
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	5,905	6,403
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,471
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,085
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	6,520
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (4)	1,125	1,260
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,892
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,641
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/23	4,575	5,212

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,060	7,351
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/18	5,000	5,162
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/19	3,500	3,748
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/20	220	238
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/21	220	251
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/22	325	365
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/23	175	209
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/21	1,000	1,136
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/22	500	582
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/23	1,125	1,337
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/17 (ETM)	65	65
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/17	1,730	1,733
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/17 (ETM)	385	386
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	35	38
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	230	249
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/21	1,025	1,060
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	60,000	68,378
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	2,500	2,931
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	10,000	10,366
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	4,900	5,079
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/19	3,700	3,983
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	3,000	3,343
New York State GO	5.000%	3/1/19	12,715	13,563
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	2,390	2,392
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	3,900	3,903
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	1,250	1,251
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	2,500	2,503

New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	4,750	4,756
New York State Housing Finance Agency
Affordable Housing Revenue	1.400%	5/1/20	9,420	9,434
New York State Housing Finance Agency
Affordable Housing Revenue	1.400%	5/1/20	1,620	1,623
New York State Housing Finance Agency
Housing Revenue (10 Barclay Street) VRDO	0.840%	8/7/17 LOC	29,800	29,800
New York State Housing Finance Agency
Housing Revenue (19 India Street) VRDO	0.830%	8/7/17 LOC	20,600	20,600
New York State Housing Finance Agency
Housing Revenue (606 W 57th Street) VRDO	0.830%	8/7/17 LOC	3,320	3,320
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.820%	8/7/17 LOC	31,610	31,610
New York State Housing Finance Agency
Housing Revenue (College Arms Apartments)
VRDO	0.850%	8/7/17	10,190	10,190
New York State Housing Finance Agency
Housing Revenue (Riverside Center 2) VRDO	0.820%	8/7/17 LOC	45,000	45,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.840%	8/7/17 LOC	15,900	15,900
New York State Housing Finance Agency
Revenue	1.050%	5/1/19	850	849
New York State Housing Finance Agency
Revenue	1.100%	11/1/19	1,000	997
New York State Housing Finance Agency
Revenue	1.250%	5/1/20	7,500	7,502
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.850%	8/7/17 LOC	12,000	12,000
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/18	6,325	6,502
New York State Local Government Assistance
Corp. Revenue VRDO	0.820%	8/7/17	10,645	10,645
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	495	504
New York State Mortgage Agency Homeowner
Mortgage Revenue	3.500%	10/1/47	13,780	14,753
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	3,907
New York State Thruway Authority Revenue	5.000%	5/1/19	83,125	88,822
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,639
New York State Thruway Authority Revenue	5.000%	1/1/21	2,450	2,761
New York State Thruway Authority Revenue	5.000%	1/1/22	1,500	1,737
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	3,598
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	8,440	8,662
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	625	641
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	533
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	20,526
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	8,568
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	25,836
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	11,187

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	9,401
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	56,868
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	28,301
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	12,076
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	45,795	53,502
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	25,000	29,207
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.820%	8/7/17 LOC	12,295	12,295
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	4.000%	4/1/18	500	509
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/19	500	531
North Syracuse NY Central School District BAN	2.000%	8/11/17	4,448	4,449
North Syracuse NY Central School District
Revenue	2.250%	6/28/18	5,000	5,049
3 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.940%	8/7/17 LOC	24,000	24,000
3 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.900%	8/8/17 LOC	27,500	27,500
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph's Hospital & Health
Center)	5.000%	7/1/19 (ETM)	500	526
Oyster Bay NY GO	3.250%	8/1/17	4,155	4,155
Oyster Bay NY GO	4.000%	8/15/17 (15)	2,500	2,502
Oyster Bay NY GO	4.000%	1/15/18 (15)	3,000	3,031
Oyster Bay NY GO	3.250%	8/1/18	8,560	8,593
Oyster Bay NY GO	4.000%	8/15/18 (15)	2,000	2,046
Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,399
Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,343
Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,352
Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	4,765
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,141
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	9,835
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	921
Suffolk County NY GO	5.000%	2/1/18 (4)	7,805	7,962
Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	4,144
Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	5,147
Suffolk County NY GO	5.000%	5/15/22 (4)	10,310	11,950
Suffolk County NY GO	5.000%	5/15/23 (4)	10,845	12,811
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	1,000	1,074
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	3,435	3,816
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	1,500	1,689
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/23	5,000	5,481

Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/23	10,000	11,379
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/24	5,000	5,753
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/24	4,000	4,381
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/17	3,815	3,862
1 Triborough Bridge & Tunnel Authority New York
Revenue	1.170%	1/1/18 (4)	5,000	4,998
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/18	13,435	13,673
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	7,000	7,375
1 Triborough Bridge & Tunnel Authority New York
Revenue	1.260%	1/1/19 (4)	1,700	1,699
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/20	500	565
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	1,000	1,166
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/22	850	1,014
1 Triborough Bridge & Tunnel Authority New York
Revenue PUT	1.222%	2/1/19	11,350	11,328
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.840%	8/7/17 LOC	9,755	9,755
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/21	645	730
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/22	1,000	1,157
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/17	8,600	8,681
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	4,800	5,490
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/23	1,610	1,827
Windsor Central School District BAN	1.500%	8/18/17	7,255	7,256
Yonkers NY GO	4.000%	10/1/17	505	508
Yonkers NY GO	3.000%	7/1/18	500	508
Yonkers NY GO	3.000%	8/15/18	1,000	1,019
Yonkers NY GO	4.000%	3/15/19 (4)	1,700	1,775
Yonkers NY GO	3.000%	8/15/19	885	912
Yonkers NY GO	3.000%	8/15/20	1,115	1,153
				3,636,733
North Carolina (1.8%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/21	6,070	6,921
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/22	4,070	4,762
Charlotte NC Airport Revenue	4.000%	7/1/23	1,175	1,338
Charlotte NC Airport Revenue	5.000%	7/1/23	400	478
Charlotte NC Airport Revenue	5.000%	7/1/24	520	631
Charlotte NC Airport Revenue	5.000%	7/1/24	1,500	1,821
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,043
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	2,768

Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/22	4,250	4,926
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/24	14,315	17,196
Guilford County NC GO	5.000%	8/1/17	5,000	5,000
Guilford County NC GO	5.000%	3/1/18	3,340	3,421
Mecklenburg County NC COP	5.000%	10/1/21	4,000	4,613
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/19	1,000	1,083
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/21	3,200	3,677
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/22	1,000	1,175
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/23	1,140	1,363
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/24	2,000	2,411
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/25	1,100	1,336
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/26	1,500	1,838
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	1.050%	9/1/17	23,750	23,750
North Carolina Capital Improvement Revenue	5.000%	5/1/18	17,975	18,535
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/18 (ETM)	1,250	1,272
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	1,025	1,083
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	3,515	3,715
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	2,500	2,736
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	13,050	14,280
North Carolina GAN	5.000%	3/1/22	2,250	2,605
North Carolina GAN PUT	4.000%	3/1/18	21,000	21,055
North Carolina GO	5.000%	3/1/18	16,770	17,169
North Carolina GO	5.000%	6/1/19	2,000	2,148
North Carolina Housing Finance Agency
Revenue	4.000%	7/1/47	10,000	10,869
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/19	3,350	3,609
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/20	7,885	8,748

1 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	1.560%	12/1/17	2,125	2,124
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,014
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,135
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.810%	8/7/17 LOC	18,610	18,610
3 North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) TOB
VRDO	1.140%	8/7/17	6,300	6,300
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	1.170%	2/26/18	12,740	12,740
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/19	3,910	4,178
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/19	1,450	1,521
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/20	500	536
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/21	375	404
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/22	1,105	1,198
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/23	800	875
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/24	920	1,005
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/18 (ETM)	5,185	5,278
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/18	14,815	15,063
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (ETM)	4,475	4,731
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19	12,025	12,686
2 North Carolina Revenue	5.000%	5/1/23	39,030	46,688
2 North Carolina Revenue	5.000%	5/1/24	41,050	49,969
North Carolina Turnpike Authority Revenue	5.000%	1/1/22	500	570
North Carolina Turnpike Authority Revenue	5.000%	1/1/23	1,150	1,334
North Carolina Turnpike Authority Revenue	5.000%	1/1/24 (4)	1,250	1,478
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/22	600	701
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/22	670	783
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/23	1,110	1,329
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/23	1,000	1,197

Raleigh NC Combined Enterprise System
Revenue VRDO	0.830%	8/7/17	19,410	19,410
Raleigh NC GO	5.000%	4/1/20	4,700	5,193
Wake County NC GO	5.000%	2/1/20	4,500	4,945
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	3,592
				430,962
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (ETM)	650	743
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,200	1,372
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	4,935	5,307
				7,422
Ohio (4.3%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/18	1,000	1,049
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/25	3,450	3,927
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.000%	11/15/23	1,605	1,856
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/20	1,220	1,370
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/23	2,450	2,825
3 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.950%	8/7/17	7,500	7,500
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	2,570	2,631
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	7,657
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,265	18,314
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	12,000	13,856
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	21,220	23,168
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	160	164
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	12,385	13,509
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,512
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,589
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/20	2,145	2,346
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/21	300	338
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/22	400	462
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	500	590
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/22	470	541
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/23	375	440
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/24	370	441
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	3,000	3,533

American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	17,625	18,658
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	16,310	17,739
2 Bowling Green State University Ohio Revenue	5.000%	6/1/23	175	207
2 Bowling Green State University Ohio Revenue	5.000%	6/1/24	325	389
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	3,415	3,857
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/20	700	764
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/22	400	441
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/23	420	464
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/24	650	719
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/22	1,005	1,167
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/23	1,580	1,862
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/24	500	593
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/25	950	1,132
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,619
Cleveland OH Airport System Revenue	5.000%	1/1/21 (4)	455	509
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	450	516
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	1,635	1,876
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,000	1,175
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	3,150	3,752
Cleveland OH GO	5.000%	12/1/20	1,800	2,020
Cleveland OH GO	5.000%	12/1/21	2,880	3,310
Cleveland OH GO	5.000%	12/1/22	3,595	4,240
Cleveland OH Income Tax Revenue	5.000%	4/1/18 (Prere.)	7,180	7,376
Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,500	1,744
Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	284
Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	227
Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	343
Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	320
Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	229
Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	269
Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	258
Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	344
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	1,811
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,276
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,641
Cleveland OH Water Revenue	5.000%	1/1/21	1,000	1,130
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,017
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/19	2,000	2,139
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,483
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.820%	8/7/17	1,935	1,935
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/18	960	993

Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/19	1,390	1,481
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/22	1,475	1,685
Columbus OH GO	5.000%	6/1/18	8,000	8,276
Columbus OH GO	5.000%	7/1/18	4,500	4,671
Columbus OH GO	5.000%	7/1/18	7,280	7,556
Columbus OH GO	5.000%	2/15/19	1,910	2,029
Columbus OH GO	5.000%	6/1/19	3,000	3,221
Columbus OH GO	5.000%	7/1/19	6,690	7,203
Columbus OH GO	5.000%	2/15/20	1,905	2,095
Columbus OH GO	5.000%	7/1/23	1,815	2,188
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/19	5,340	5,799
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/20	5,575	6,231
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/21	4,075	4,673
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	7,000	7,603
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/21	1,045	1,194
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/22	1,000	1,166
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/24	500	593
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/23	4,660	5,250
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/24	5,030	5,723
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/25	4,000	4,566
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,309
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,159
Dayton OH City School District GO	5.000%	11/1/19	3,500	3,801
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,590
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/21	1,045	1,147
Franklin County OH GO	5.000%	12/1/19	5,045	5,322
3 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.860%	8/7/17	6,830	6,830
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.790%	8/7/17	14,010	14,010
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.830%	8/7/17	42,465	42,465
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.790%	8/7/17	31,065	31,065
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/19	1,185	1,293
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/21	1,355	1,570
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,887

Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/20	1,475	1,621
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	5,396
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/21	450	477
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/22	470	522
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/23	1,450	1,631
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/24	1,355	1,532
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/18	750	773
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/19	1,000	1,068
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/20	1,000	1,104
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/21	1,000	1,138
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/22	500	583
Hamilton County OH Hospital Facilities Revenue
(Elizabeth Gamble Deaconess Home
Association) VRDO	0.820%	8/7/17 LOC	14,500	14,500
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/18	525	532
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/19	750	790
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/20	800	869
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/22	500	571
Hamilton County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,156
Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,250	2,662
Hamilton County OH Sewer System Revenue	5.000%	12/1/20	3,605	4,059
Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,416
3 Hamilton County OH Sewer System Revenue
TOB VRDO	0.840%	8/7/17	1,500	1,500
Hamilton OH City School District GO	5.000%	12/1/21	3,475	4,000
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/18	1,040	1,057
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	14,225	15,512
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/21	2,260	2,536
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/23	1,725	2,022
3 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	0.890%	8/7/17	41,700	41,700
Kent State University Ohio Revenue	5.000%	5/1/20	1,650	1,821
Kent State University Ohio Revenue	5.000%	5/1/20	2,030	2,241
Kent State University Ohio Revenue	5.000%	5/1/21	1,685	1,916

Kent State University Ohio Revenue	4.000%	5/1/22	3,000	3,344
Kent State University Ohio Revenue	4.000%	5/1/23	3,000	3,392
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/20	1,230	1,357
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/21	1,095	1,237
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/22	1,575	1,818
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/23	815	956
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/24	980	1,165
3 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	1.060%	8/7/17	10,500	10,500
3 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	1.070%	8/7/17 (4)	8,865	8,865
3 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	1.070%	8/7/17	20,425	20,425
Medina OH School District COP	5.250%	6/1/18 (Prere.)	7,210	7,472
3 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	1.000%	8/7/17 (Prere.)	3,995	3,995
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/21	3,750	4,270
3 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.970%	8/7/17	3,500	3,500
Newark OH BAN	2.000%	11/7/17	2,050	2,054
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.100%	3/1/19	3,000	1,342
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/18	1,750	1,832
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	1,040	1,047
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	2,670	2,689
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,416
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/19	1,395	1,486
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	4.000%	10/1/20	500	545
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/21	1,000	1,152
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/21	465	536
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/21	1,000	1,153
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	550	649
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	875	1,034

Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	1,000	1,182
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/23	750	882
Ohio Capital Facilities Lease-Appropriation
Revenue (Cultural & Sports Facilities Building
Fund Projects)	5.000%	10/1/21	1,360	1,566
Ohio Capital Facilities Lease-Appropriation
Revenue (Cultural & Sports Facilities Building
Fund Projects)	5.000%	10/1/22	1,000	1,180
Ohio Capital Facilities Lease-Appropriation
Revenue (Cultural & Sports Facilities Building
Fund Projects)	5.000%	10/1/23	1,200	1,443
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/21	1,000	1,141
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/22	1,000	1,171
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/23	1,000	1,195
Ohio Capital Facilities Lease-Appropriation
Revenue (Parks & Recreation Improvement
Fund Projects)	5.000%	8/1/23	1,000	1,199
Ohio Common Schools GO	5.000%	9/15/19	3,910	4,238
Ohio Common Schools GO	5.000%	9/15/21 (Prere.)	4,410	5,102
Ohio Common Schools GO	5.000%	9/15/21	5,920	6,831
Ohio Common Schools GO	5.000%	9/15/23	11,315	13,664
Ohio GO	5.000%	9/15/17	19,680	19,783
Ohio GO	5.000%	5/1/18	10,960	11,301
Ohio GO	5.000%	9/15/18	5,000	5,230
Ohio GO	5.000%	9/15/18	10,000	10,460
Ohio GO	5.000%	5/1/19	6,680	7,147
Ohio GO	5.000%	5/1/19	5,000	5,355
Ohio GO	5.000%	9/15/19	5,000	5,420
Ohio GO	5.000%	5/1/20	7,000	7,757
Ohio GO	5.000%	9/15/20	26,315	29,469
Ohio GO	5.000%	5/1/21	2,645	3,019
Ohio Higher Education GO	5.000%	5/1/22	5,800	6,796
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	4,540	5,331
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/23	2,500	2,979
2 Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,436
2 Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,660
2 Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,525
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/19	625	662
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/20	1,350	1,468

Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/22	500	566
Ohio Highway Capital Improvements GO	5.000%	5/1/20	5,000	5,541
Ohio Highway Capital Improvements GO	5.000%	5/1/21	2,500	2,857
Ohio Highway Capital Improvements GO	5.000%	5/1/22	5,000	5,874
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/19	1,595	1,680
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.940%	8/1/17	13,250	13,250
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.970%	8/7/17	8,375	8,375
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.970%	8/7/17	2,750	2,750
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,592
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	8,635	8,771
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	1,500	1,524
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/18	2,750	2,865
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/19	2,450	2,620
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	6,160	6,732
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	2,500	2,732
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/20	3,500	3,938
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/20	2,750	3,094
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	2,500	2,892
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	4,000	4,628
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/22	5,000	5,921
Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,576
Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,599
Ohio Public Facilities Commission GO	5.000%	2/1/22	1,460	1,704
Ohio Solid Waste Revenue (Republic Services
Inc. Project) PUT	1.050%	9/1/17	4,750	4,750
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	284
Ohio State University General Receipts
Revenue	5.000%	12/1/17	4,720	4,787
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,440	1,520
Ohio State University General Receipts
Revenue VRDO	0.800%	8/7/17	7,500	7,500
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/18 (14)	3,625	3,715
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/22	1,520	1,811
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	3.000%	5/15/19	24,000	10,740
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,166

Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/19	1,925	2,104
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/20	10,205	11,339
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/20	6,610	7,344
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/20	7,500	8,462
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/20	4,000	4,513
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/21	12,250	14,017
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,701
Ohio Water Development Authority Revenue
(TimkenSteel Project) VRDO	0.820%	8/7/17 LOC	4,100	4,100
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,014
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,821
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	6,004
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/20	2,225	2,472
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/20	1,750	1,975
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	1,350	1,545
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/21	1,300	1,509
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/22	3,000	3,527
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,802
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/22	2,850	3,390
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/23	6,000	7,202
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,613
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,191
Princeton OH City School District GO	4.000%	12/1/21	1,200	1,335
Princeton OH City School District GO	5.000%	12/1/22	700	829
Princeton OH City School District GO	5.000%	12/1/23	1,350	1,629
Princeton OH City School District GO	5.000%	12/1/25	795	961
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.375%	12/1/18 (Prere.)	1,560	1,652
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/18 (Prere.)	5,750	6,117
Sandusky OH BAN	2.000%	10/5/17	1,500	1,502
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/19	630	666
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	1,135	1,238
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/21	650	729
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/22	1,100	1,264
South-Western City OH School District GO	5.000%	12/1/21	1,000	1,157

South-Western City OH School District GO	5.000%	12/1/23	1,000	1,207
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.000%	12/1/22	735	799
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,216
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,418
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/18	1,585	1,639
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/19	2,805	3,002
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/22	2,480	2,880
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/23	3,000	3,549
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/19	1,750	1,871
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/20	2,550	2,807
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/21	2,495	2,819
				1,054,910
Oklahoma (0.2%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/18	1,325	1,371
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,410
Comanche County OK Hospital Authority
Revenue	5.000%	7/1/19	3,145	3,269
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/21	5,000	5,699
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/22	1,500	1,754
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/23	3,385	4,036
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/21	2,135	2,396
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/22	2,375	2,716
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/23	5,040	5,837
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/21	1,000	1,141
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/18	1,000	1,038
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/18	1,000	1,043
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/19	2,000	2,159
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/20	1,310	1,458

Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/21	2,000	2,290
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/22	1,325	1,551
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/21	1,440	1,636
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/22	2,000	2,323
Tulsa County OK Industrial Authority Housing
Revenue (St. Thomas Square & Worthington
Townhouse Apartment Project) PUT	1.250%	8/1/18	5,750	5,750
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/24	1,000	1,129
				51,006
Oregon (0.4%)
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
VRDO	0.810%	8/7/17 LOC	10,135	10,135
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/19	410	427
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/20	500	530
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/21	350	377
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/22	350	398
Gilliam County OR Solid Waste Disposal
Revenue (Waste Management Inc. Project)
PUT	1.500%	10/1/18	3,000	3,011
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/21	7,000	7,976
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/29	1,500	1,802
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/23	5,735	6,953
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/18	3,500	3,604
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/22	750	875
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/23	650	772
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/19	1,000	1,087
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/20	1,275	1,429
1 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	1.700%	10/1/17	8,750	8,749
1 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	1.820%	9/15/18	10,000	10,000
Oregon GO	5.000%	8/1/18	3,215	3,349
Oregon GO	5.000%	8/1/21	1,750	2,014
Oregon GO	5.000%	8/1/24	3,600	4,425
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	3,555	3,765
Portland OR Sewer System Revenue	5.000%	6/15/22	10,000	11,762

	Tri-County Metropolitan Transportation District
	of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	7,380	7,396
	Tri-County Metropolitan Transportation District
	of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,139
	Tri-County Metropolitan Transportation District
	of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,257
	Tri-County Metropolitan Transportation District
	of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,016
2	Tri-County Metropolitan Transportation District
	of Oregon Capital Grant Receipt Revenue	5.000%	10/1/22	1,200	1,407
2	Tri-County Metropolitan Transportation District
	of Oregon Capital Grant Receipt Revenue	5.000%	10/1/23	1,500	1,788
2	Tri-County Metropolitan Transportation District
	of Oregon Capital Grant Receipt Revenue	5.000%	10/1/24	2,000	2,413
2	Tri-County Metropolitan Transportation District
	of Oregon Capital Grant Receipt Revenue	5.000%	10/1/25	1,200	1,462
					110,318
Pennsylvania (4.8%)
	Allegheny County PA GO	5.000%	12/1/18	7,000	7,360
	Allegheny County PA GO	5.000%	12/1/19	5,250	5,699
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	10/15/17	1,000	1,009
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	10/15/18	1,000	1,048
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	1.504%	2/1/21	5,855	5,854
1,3 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	1.000%	9/1/17 LOC	10,000	10,000
1,3 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	1.000%	10/2/17 LOC	10,070	10,070
3	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.800%	8/1/17 LOC	2,900	2,900
3	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.800%	8/1/17 LOC	17,345	17,345
	Allegheny County PA Sanitary Authority Sewer
	Revenue	5.000%	6/1/18 (4)	3,000	3,099
	Allegheny County PA Sanitary Authority Sewer
	Revenue	5.000%	12/1/18 (4)	3,685	3,877
	Allegheny County PA Sanitary Authority Sewer
	Revenue	5.000%	12/1/20	2,500	2,790
	Allentown PA Neighborhood Improvement Zone
	Development Authority Tax Revenue	5.000%	5/1/22	1,875	2,027
	Allentown PA Neighborhood Improvement Zone
	Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,756
	Beaver County PA Hospital Authority Revenue
	(Heritage Valley Health System Inc.)	5.000%	5/15/18	1,010	1,041
	Beaver County PA Industrial Development
	Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.700%	4/2/18	8,250	3,692
	Bethel Park PA School District GO	5.000%	8/1/22	500	585

Bethel Park PA School District GO	5.000%	8/1/23	700	835
1 Bethlehem PA Area School District Authority
Revenue PUT	1.293%	1/1/18	3,990	3,991
Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	657
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	523
Bethlehem PA Water Authority Revenue	5.000%	11/15/19 (15)	1,165	1,256
Bethlehem PA Water Authority Revenue	5.000%	11/15/20 (15)	1,000	1,106
Bucks County PA GO	5.000%	5/1/20	2,175	2,411
Bucks County PA GO	5.000%	5/1/21	3,060	3,496
Bucks County PA GO	5.000%	5/1/22	1,255	1,474
Bucks County PA GO	5.000%	5/1/23	1,000	1,201
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	6/1/21 (15)	4,500	5,080
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/22 (15)	605	671
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/23 (15)	500	562
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.820%	8/7/17 LOC	23,930	23,930
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	3.000%	7/1/18	300	305
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	3.000%	7/1/19	1,460	1,504
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	4.000%	7/1/20	525	562
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	4.000%	7/1/21	575	626
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/22	1,150	1,320
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/23	1,410	1,647
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/23 (15)	1,705	2,026
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/20	1,015	1,085
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/21	1,070	1,160
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/22	1,120	1,234
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/23	1,180	1,306
Coatesville PA School District GO	5.000%	8/1/22 (4)	1,125	1,297
Coatesville PA School District GO	5.000%	8/1/23 (4)	1,000	1,173
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/18	670	692
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/19	500	534
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/18	300	312
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	600	645
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	240	258

Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/20	500	554
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/21	700	798
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/21	400	460
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/22	400	466
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/22	400	469
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/23	750	892
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	1,300	1,409
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/20	385	427
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	340	388
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	275	322
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/18	1,230	1,248
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/19	1,745	1,824
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20	7,320	7,802
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	1,135	1,242
Emmaus PA General Authority Revenue VRDO	0.820%	8/7/17 LOC	1,500	1,500
2 Harrisburg PA School District GO	5.000%	11/15/24 (4)	2,000	2,379
2 Harrisburg PA School District GO	5.000%	11/15/25 (4)	5,000	5,995
1 Hempfield PA School District GO PUT	1.372%	8/1/19	5,690	5,665
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/22	2,750	3,229
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/22	915	1,014
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/23	700	778
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/24	800	892
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/18	1,625	1,710
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/20	2,850	3,180
1 Manheim Township PA School District GO PUT	1.235%	5/1/18	6,850	6,834
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/21	700	787
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/18	1,250	1,271
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	1,000	1,060
Montgomery County PA GO	5.000%	4/1/21	1,975	2,246
Montgomery County PA GO	5.000%	4/1/23	2,395	2,863

Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/18	1,000	1,032
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	3,300	3,521
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/20	6,410	7,054
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/18	1,460	1,491
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/19	1,535	1,612
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/20	1,515	1,630
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/21	1,550	1,701
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	500	524
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/20	1,265	1,387
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/21	1,320	1,479
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/22	1,380	1,576
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/20	1,200	1,287
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/21	2,175	2,380
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/22	4,000	4,459
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,041
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	4,988
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	17,560	17,534
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.000%	7/1/20	1,055	1,089
1 North Penn PA Water Authority Revenue	1.232%	11/1/19	1,000	994
1 North Penn PA Water Authority Revenue PUT	1.322%	11/1/19	2,500	2,489
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/21	1,500	1,689
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/22	3,885	4,472

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/23	2,185	2,551
1 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	2.220%	8/15/20	8,125	8,132
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/22	925	1,033
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/23	1,380	1,563
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/23	985	1,114
Pennsbury PA School District GO	5.000%	1/15/21	1,250	1,409
Pennsbury PA School District GO	5.000%	1/15/22	1,000	1,159
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	8,980	9,808
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20	1,650	1,765
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21	2,250	2,539
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22	2,775	3,219
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.050%	10/2/17	2,500	2,500
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.500%	5/1/18	3,000	3,006
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	27,000	28,028
Pennsylvania GO	5.000%	10/15/17	8,500	8,574
Pennsylvania GO	5.000%	10/15/18	10,000	10,482
Pennsylvania GO	5.000%	4/1/19	30,390	32,381
Pennsylvania GO	5.000%	5/1/19	5,000	5,343
Pennsylvania GO	5.000%	6/1/19	15,000	16,077
Pennsylvania GO	5.000%	7/1/19	10,000	10,750
Pennsylvania GO	5.000%	7/1/19	9,900	10,642
Pennsylvania GO	5.000%	3/15/20	5,380	5,900
Pennsylvania GO	5.000%	4/1/20	7,450	8,181
Pennsylvania GO	5.000%	6/15/20	21,120	23,337
Pennsylvania GO	5.000%	7/1/20	20,925	23,153
Pennsylvania GO	5.000%	10/15/20	22,345	24,701
Pennsylvania GO	5.000%	8/1/22	7,500	8,659
Pennsylvania GO	5.000%	6/1/23	3,000	3,482
Pennsylvania GO	4.000%	7/1/23	13,000	14,490
Pennsylvania GO	5.000%	9/15/23	4,830	5,736
Pennsylvania GO	5.000%	9/15/25 (4)	11,000	13,375
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/17	2,205	2,237
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/18	3,490	3,668
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/19	2,490	2,700

Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,093
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.820%	8/7/17 LOC	8,600	8,600
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/19	5,480	5,878
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,024
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	1,947
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/17	1,060	1,071
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/18	700	732
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/20	2,745	3,078
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/20	4,605	5,164
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	2,120	2,449
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	3,000	3,466
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/22	5,000	5,925
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/19	5,655	6,098
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	5/15/20	8,000	8,834
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/20	1,925	2,141
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/21	3,000	3,430
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/22	750	879
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/23	3,000	3,577
Pennsylvania Higher Educational Facilities
Authority Revenue (York College) PUT	2.250%	4/30/20	2,410	2,420
Pennsylvania State University Revenue	5.000%	3/1/19 (Prere.)	1,500	1,595
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/19	1,020	1,106
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/22	3,485	4,063
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	3,563
1 Pennsylvania Turnpike Commission Revenue	1.420%	12/1/18	8,750	8,766
1 Pennsylvania Turnpike Commission Revenue	1.500%	12/1/18	10,000	9,993

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,407
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,209
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	5,000	5,367
1 Pennsylvania Turnpike Commission Revenue	1.520%	12/1/19	15,000	15,023
1 Pennsylvania Turnpike Commission Revenue	1.970%	12/1/19	20,000	20,107
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,100
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,274
1 Pennsylvania Turnpike Commission Revenue	1.700%	12/1/20	25,100	25,114
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	2,012
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	29,675	33,537
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,000	1,144
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/22	34,945	40,334
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	400	469
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	7,905	9,262
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	28,505	33,396
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	350	416
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	670	800
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	3,825	4,568
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,110	1,331
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	3,750	4,495
1 Pennsylvania Turnpike Commission Revenue
PUT	1.620%	12/1/18	6,575	6,575
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/22	4,470	5,116
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/23	5,415	6,269
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/18	750	770
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,658
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,000	1,062
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,753
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	750	821
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	3,500	3,832
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	1,060	1,195
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	3,605	4,062
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	750	865
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	5,680	6,551
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	650	765
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	5,705	6,717
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,780	2,893
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	2,250	2,596
Philadelphia PA Gas Works Revenue VRDO	0.820%	8/7/17 LOC	25,420	25,420
Philadelphia PA GO	5.000%	8/1/17	3,000	3,000
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	5,638
Philadelphia PA GO	5.000%	7/15/18	2,000	2,074

Philadelphia PA GO	4.000%	8/1/18	2,000	2,058
Philadelphia PA GO	5.000%	7/15/19	1,410	1,512
Philadelphia PA GO	5.000%	8/1/19 (Prere.)	220	237
Philadelphia PA GO	5.000%	8/1/19	5,150	5,531
Philadelphia PA GO	5.000%	8/1/20	3,625	4,004
Philadelphia PA GO	5.000%	8/1/21	3,500	3,957
Philadelphia PA GO	5.000%	8/1/22	4,500	5,195
Philadelphia PA GO	5.000%	8/1/24 (12)	1,780	1,916
Philadelphia PA GO VRDO	0.820%	8/7/17 LOC	32,800	32,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	1,500	1,504
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,630
Philadelphia PA School District GO	5.000%	9/1/18	2,780	2,870
Philadelphia PA School District GO	5.125%	9/1/18 (Prere.)	3,325	3,474
Philadelphia PA School District GO	5.000%	9/1/19	6,115	6,488
Philadelphia PA School District GO	5.000%	9/1/20	6,000	6,498
Philadelphia PA School District GO	5.000%	9/1/21	2,745	3,024
Philadelphia PA School District GO	5.000%	9/1/21	4,500	4,957
Philadelphia PA School District GO	5.000%	9/1/21	8,000	8,829
Philadelphia PA School District GO	5.000%	9/1/22	4,000	4,477
Philadelphia PA School District GO	5.000%	9/1/22	6,320	7,073
Philadelphia PA School District GO	5.000%	9/1/23	6,450	7,303
Philadelphia PA School District GO	5.000%	9/1/23	6,200	7,020
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,685
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/19	1,000	1,075
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	7,828
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	2,000	2,220
2 Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/20	500	560
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,141
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,250	1,426
2 Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/21	320	368
2 Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/22	500	588
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/23	5,000	5,982
2 Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/23	325	389
2 Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/25	1,345	1,646
Pittsburgh PA GO	5.000%	9/1/18	11,000	11,470
Pittsburgh PA GO	5.000%	9/1/23	350	416
Pittsburgh PA GO	5.000%	9/1/24	500	600
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/19 (4)	2,500	2,702
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/20 (4)	3,385	3,775
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.860%	8/7/17 (4)	3,050	3,050
Pocono Mountain PA School District GO	4.000%	9/1/23 (4)	2,650	2,983
Reading PA School District GO	5.000%	4/1/19	6,230	6,576
2 Reading PA School District GO	5.000%	3/1/24 (4)	665	779
Scranton PA School District GO	5.000%	6/1/22	2,150	2,396
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/19 (15)	1,725	1,862
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/20 (15)	1,035	1,148
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/21 (15)	2,670	3,039

State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/20	2,995	3,266
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/21	1,000	1,119
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/22	1,000	1,141
1 University Area Joint Authority Pennsylvania
Sewer Revenue PUT	1.220%	11/1/17	2,900	2,900
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	3/15/19 (Prere.)	1,030	1,106
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20	2,465	2,713
				1,173,053
Rhode Island (0.4%)
Narragansett RI Commission Wastewater
System Revenue VRDO	0.790%	8/7/17 LOC	6,300	6,300
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/19	700	741
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/20	1,165	1,262
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/21	1,355	1,499
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	405	460
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	400	456
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	510	593
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	450	523
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	640	757
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	450	533
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	670	803
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	350	420
Rhode Island Health & Educational Building
Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.820%	8/7/17 LOC	9,960	9,960
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18 (ETM)	1,325	1,382

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/19 (ETM)	1,650	1,781
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/20 (ETM)	1,455	1,621
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21 (ETM)	1,650	1,888
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21	5,625	6,243
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/22	2,500	2,825
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/23	2,700	3,094
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/21	2,330	2,571
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/22	2,510	2,818
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/23	2,200	2,506
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,332
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	3,006
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/21 (4)	10,470	11,299
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,231
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/22 (4)	11,705	12,802
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/19	10,580	11,211
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/20	3,500	3,791
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/21	2,755	3,039
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/22	2,540	2,850
				102,597
South Carolina (1.0%)
Berkeley County SC School District Revenue	5.000%	12/1/17	600	608
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,052
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,108
Charleston County SC GO	5.000%	11/1/17	6,485	6,554
Charleston County SC GO	5.000%	11/1/17	1,045	1,056

Charleston County SC GO	5.000%	11/1/18	7,085	7,448
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	2,000	2,179
1 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	1.527%	1/1/18	8,700	8,712
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/20	600	665
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/21	1,000	1,133
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/22	1,000	1,154
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/17	2,660	2,688
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,410
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	547
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,123
Myrtle Beach SC Tax Increase Revenue (Myrtle
Beach Air Force Base Redevelopment
Project)	5.000%	10/1/21	1,245	1,407
Myrtle Beach SC Tax Increase Revenue (Myrtle
Beach Air Force Base Redevelopment
Project)	5.000%	10/1/22	1,240	1,429
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/22	1,290	1,502
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	7,310	8,146
Richland County SC School District No. 2 GO	5.000%	2/1/22	19,280	22,479
Rock Hill SC Utility System Revenue	5.000%	1/1/22	780	898
Rock Hill SC Utility System Revenue	5.000%	1/1/23	1,110	1,306
Rock Hill SC Utility System Revenue	5.000%	1/1/24	1,000	1,197
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/19	1,250	1,357
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/20	3,250	3,624
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/21	2,635	3,016
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/22	3,785	4,419
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/23	1,850	2,169
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/24	1,800	2,135
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	300
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	519
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19	1,000	1,070
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	2,700	2,965

South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21	1,000	1,121
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22	1,500	1,643
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.500%	11/1/17	1,000	1,009
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/18	1,500	1,572
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/19	1,000	1,084
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/20	1,750	1,956
South Carolina Public Service Authority
Revenue	5.000%	12/1/17	6,035	6,113
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	5,280	5,706
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	39,545	43,808
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	3,525	3,905
South Carolina Public Service Authority
Revenue	5.000%	1/1/21	575	630
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	15,000	16,990
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	290	328
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	800	906
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	2,500	2,832
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	500	575
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,095	1,258
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	10,000	11,492
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,500	1,724
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	500	582
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	1,075	1,197
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/19	25,805	27,936
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	4,220	4,708
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/23	4,885	5,838
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/23	7,000	8,366
				250,654
South Dakota (0.1%)
South Dakota Building Authority Revenue	5.000%	6/1/20	500	553

South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/20	635	689
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/20	645	721
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/21	500	551
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/21	550	631
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	535	629
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	375	440
South Dakota Housing Development Authority
Homeownership Mortgage Revenue	4.000%	11/1/47	10,720	11,751
				15,965
Tennessee (1.0%)
Chattanooga TN Electric System Revenue	5.000%	9/1/20	3,820	4,270
Chattanooga TN Electric System Revenue	5.000%	9/1/21	2,500	2,879
Chattanooga TN Electric System Revenue	5.000%	9/1/22	2,000	2,362
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/22	3,525	4,071
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,702
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/21	1,145	1,280
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/22	950	1,070
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/23	1,000	1,142
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/23	1,370	1,583
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/24	1,000	1,154
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	12,677
Memphis TN GO	5.000%	10/1/17	2,500	2,518
Memphis-Shelby County TN Airport Authority
Revenue	5.000%	7/1/22	5,280	5,991
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	25,130	27,058
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/24	3,945	4,616
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,187
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	6,526
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,110
Murfreesboro TN GO	5.000%	6/1/20	3,950	4,382
Shelby County TN GO	5.000%	3/1/19	10,275	10,931
Shelby County TN GO	5.000%	4/1/23	1,000	1,197

Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/21	1,350	1,526
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/23	1,200	1,417
Sullivan County TN GO	5.000%	5/1/21	2,705	3,078
Sullivan County TN GO	5.000%	5/1/22	2,745	3,207
Sullivan County TN GO	5.000%	5/1/23	2,985	3,566
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	8,590	8,738
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	12,825	13,475
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	2,735	2,955
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	19,005	20,993
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/21	8,510	9,314
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	13,125	14,735
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	1,640	1,845
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,280	1,478
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,275	2,572
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	2,780	3,233
Tennessee GO	5.000%	8/1/18	5,185	5,400
Tennessee GO	5.000%	8/1/18	16,000	16,663
Tennessee GO	5.000%	10/1/18	3,730	3,909
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	2,335	2,453
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	1/1/42	5,000	5,464
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	1/1/45	3,605	3,809
Washington County TN GO	4.000%	6/1/21	2,030	2,249
Washington County TN GO	4.000%	6/1/23	5,260	6,008
				242,793
Texas (9.6%)
Alvin TX Independent School District GO	5.000%	2/15/22	1,780	2,067
Arlington TX GO	4.000%	8/15/23	2,925	3,348
Arlington TX GO	5.000%	8/15/24	2,925	3,571
Arlington TX GO	5.000%	8/15/25	2,925	3,609
Arlington TX GO	5.000%	8/15/26	2,920	3,640
Arlington TX Independent School District GO	5.000%	2/15/24	2,615	3,177
Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,796
Arlington TX Independent School District GO	5.000%	2/15/26	2,920	3,630
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/22	400	453
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/22	500	560
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/23	750	865

Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/23	755	856
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/24	750	875
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/24	690	789
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/20	1,000	1,102
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/21	1,000	1,131
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/22	1,000	1,154
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	526
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	544
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,122
Austin TX GO	5.000%	9/1/17	3,250	3,262
Austin TX GO	5.000%	9/1/22	11,720	13,861
Austin TX Independent School District GO	5.000%	8/1/23	1,250	1,504
Austin TX Independent School District GO	5.000%	8/1/24	1,250	1,532
Austin TX Independent School District GO	5.000%	8/1/25	1,750	2,166
Austin TX Independent School District GO	5.000%	8/1/26	3,030	3,790
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19	1,000	1,090
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/20	2,420	2,720
Bexar County TX GO	5.000%	6/15/21	5,155	5,884
Bexar County TX GO	5.000%	6/15/21	2,930	3,344
Bexar County TX GO	5.000%	6/15/22	2,775	3,250
Bexar County TX GO	5.000%	6/15/22	6,000	7,026
Bexar County TX GO	5.000%	6/15/23	9,220	11,008
Bexar County TX GO	5.000%	6/15/23	4,055	4,841
Bexar County TX Hospital District GO	5.000%	2/15/21	1,875	2,111
Bexar County TX Hospital District GO	5.000%	2/15/22	1,525	1,757
Bexar County TX Hospital District GO	5.000%	2/15/23	1,465	1,721
Bexar County TX Hospital District GO	5.000%	2/15/24	2,000	2,381
Board of Regents of the University of Texas
System Revenue Financing System Revenue
VRDO	0.780%	8/7/17	26,810	26,810
Brownsville TX Independent School District GO	5.000%	2/15/22	2,770	3,226
Brownsville TX Utility System Revenue	5.000%	9/1/20	1,250	1,388
Brownsville TX Utility System Revenue	5.000%	9/1/21	1,000	1,138
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	254
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/18 (ETM)	1,450	1,479
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	530	558
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	610	662
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	625	678
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,000	1,102
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	2,295	2,560
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	2,375	2,716

Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	4,500	5,253
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	1,170	1,355
Central Texas Regional Mobility Authority
Revenue PUT	5.000%	1/7/21	5,500	6,009
Conroe TX Independent School District GO	5.000%	2/15/21	3,380	3,832
Conroe TX Independent School District GO	5.000%	2/15/22	3,125	3,641
Conroe TX Independent School District GO	5.000%	2/15/23	4,240	5,048
Coppell TX Independent School District GO	5.000%	8/15/22	1,000	1,179
Corpus Christi TX GO	5.000%	3/1/22	4,000	4,641
2 Corpus Christi TX Independent School District
GO PUT	2.000%	8/15/19	2,750	2,788
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/22	9,835	11,459
Cypress-Fairbanks TX Independent School
District GO PUT	0.900%	8/15/18	7,590	7,558
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/21	7,230	8,090
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/22	5,365	6,137
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/23	1,000	1,167
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/21	3,250	3,765
Dallas TX Independent School District GO	5.000%	8/15/23	7,265	8,741
Dallas TX Independent School District GO PUT	1.500%	8/15/18	5,000	5,016
Dallas TX Independent School District GO PUT	5.000%	2/15/22	20,000	23,076
Dallas TX Performing Arts Cultural Facilities
(Dallas Center Foundation) VRDO	0.830%	8/7/17 LOC	18,865	18,865
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	3,105	3,127
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/17	1,200	1,213
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/18	500	525
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,714
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,714
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	1,000	1,086
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,500	2,798
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	1,000	1,119
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	4,000	4,602
Denton County TX GO	5.000%	7/15/22	2,000	2,350
Denton County TX GO	5.000%	7/15/23	2,090	2,507
Denton TX GO	5.000%	2/15/22	2,000	2,193
Denton TX Independent School District GO	2.000%	8/1/18 (Prere.)	800	809
Denton TX Independent School District GO	0.000%	8/15/20	1,195	1,147
Denton TX Independent School District GO	0.000%	8/15/22	5,000	4,624
Denton TX Independent School District GO PUT	2.000%	8/1/18	2,325	2,346
2 Dickinson TX Independent School District GO
PUT	1.350%	8/1/17	2,750	2,750

Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	9,000	9,142
El Paso TX GO	5.000%	8/15/21	5,615	6,436
El Paso TX GO	5.000%	8/15/21	1,935	2,218
El Paso TX GO	5.000%	8/15/22	2,795	3,284
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,024
El Paso TX Water & Sewer Revenue	4.000%	3/1/20	1,000	1,074
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,920
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,000	1,134
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,164
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,072
Fort Bend County TX GO	5.000%	3/1/20	1,000	1,098
Fort Bend County TX GO	5.000%	3/1/21	2,000	2,262
Fort Bend County TX GO	5.000%	3/1/22	2,500	2,904
2 Fort Bend County TX GO	5.000%	3/1/23	1,265	1,498
2 Fort Bend County TX GO	5.000%	3/1/24	2,270	2,734
2 Fort Bend County TX GO	5.000%	3/1/25	2,715	3,306
Fort Bend County TX Toll Road Revenue	5.000%	3/1/22	200	231
Fort Bend County TX Toll Road Revenue	5.000%	3/1/23	200	235
Fort Bend TX Independent School District GO	5.000%	8/15/22	1,695	1,998
2 Fort Bend TX Independent School District GO
PUT	1.350%	8/1/19	4,000	4,001
Fort Worth TX GO	5.000%	3/1/18	4,375	4,481
Fort Worth TX GO	5.000%	3/1/19	3,500	3,722
Fort Worth TX GO	5.000%	3/1/20	10,075	11,085
Fort Worth TX GO	5.000%	3/1/21	10,060	11,411
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,192
Frisco TX GO	5.000%	2/15/18	3,325	3,400
Frisco TX GO	5.000%	2/15/20	4,110	4,515
Frisco TX GO	5.000%	2/15/21	4,295	4,862
Frisco TX GO	5.000%	2/15/21	8,890	10,077
Frisco TX GO	5.000%	2/15/22	7,730	9,010
Frisco TX GO	5.000%	2/15/23	4,115	4,896
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,354
Frisco TX Independent School District GO	5.000%	8/15/23	2,000	2,408
Frisco TX Independent School District GO	5.000%	8/15/24	2,850	3,495
Frisco TX Independent School District GO	5.000%	8/15/25	1,900	2,352
Georgetown TX Independent School District GO
PUT	2.000%	8/1/17	12,000	12,000
Grand Prairie TX Independent School District
GO	5.000%	2/15/21	1,500	1,699
Grand Prairie TX Independent School District
GO	5.000%	2/15/22	1,000	1,165
Grand Prairie TX Independent School District
GO	5.000%	2/15/23	675	803
Grapevine-Colleyville TX Independent School
District GO PUT	2.000%	8/1/17	3,750	3,750
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	1.420%	6/1/18	1,750	1,750
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	1.520%	6/1/19	2,250	2,254
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	1.570%	6/1/20	2,000	2,005

1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) PUT	1.400%	12/1/19	9,000	9,008
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/20	2,500	2,796
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/21	1,600	1,838
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/22	1,800	2,111
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/19	2,350	2,545
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/21	4,000	4,595
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/22	2,500	2,944
1 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) PUT	1.689%	6/1/20	32,500	32,862
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/18	425	436
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/19	1,410	1,485
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,103
Harris County TX GO	5.000%	10/1/17	6,775	6,823
Harris County TX GO	5.000%	10/1/18	4,805	5,034
Harris County TX GO	5.000%	10/1/18	2,675	2,803
Harris County TX GO	5.000%	10/1/22	10,025	11,841
Harris County TX GO	5.000%	10/1/22	1,100	1,303
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/18	1,000	1,052
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/19	400	435
Harris County TX Hospital District Revenue	5.000%	2/15/22	1,235	1,413
Harris County TX Hospital District Revenue	5.000%	2/15/23	2,000	2,331
Harris County TX Hospital District Revenue	5.000%	2/15/24	2,250	2,656
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/19	2,000	2,175
Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,667
Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	634
Harris County TX Sports Authority Revenue	5.000%	11/15/21	8,115	9,222
1 Harris County TX Toll Road Revenue	1.600%	8/15/18	4,000	4,002
1 Harris County TX Toll Road Revenue PUT	1.520%	8/15/18	34,250	34,239
2 Hays County TX GO	5.000%	2/15/20	200	219
2 Hays County TX GO	5.000%	2/15/21	850	960
2 Hays County TX GO	5.000%	2/15/21	285	322
2 Hays County TX GO	5.000%	2/15/23	1,120	1,329
2 Hays County TX GO	5.000%	2/15/23	840	997
2 Hays County TX GO	5.000%	2/15/24	1,000	1,208

2 Hays County TX GO	5.000%	2/15/25	1,205	1,472
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,782
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,090
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	3,960	3,973
Houston TX Community College System GO	5.000%	2/15/18	2,500	2,556
Houston TX Community College System GO	5.000%	2/15/19	2,860	3,035
Houston TX Community College System GO	5.000%	2/15/19	870	923
Houston TX Community College System
Revenue	5.000%	4/15/20	1,000	1,103
Houston TX Community College System
Revenue	5.000%	4/15/22	1,885	2,189
Houston TX Community College System
Revenue	5.000%	4/15/23	2,000	2,364
Houston TX Community College System
Revenue	5.000%	4/15/24	2,880	3,457
Houston TX GO	5.000%	3/1/18	1,000	1,024
Houston TX GO	5.000%	3/1/19	12,195	12,951
Houston TX GO	5.000%	3/1/19	1,135	1,205
Houston TX GO	5.000%	3/1/19 (Prere.)	4,460	4,740
Houston TX GO	5.000%	3/1/19	5,000	5,310
Houston TX GO	5.000%	3/1/22	20,000	23,233
Houston TX GO	5.000%	3/1/23	9,105	10,795
Houston TX GO	5.000%	3/1/24	540	574
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/19	700	754
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/21	1,500	1,700
Houston TX Independent School District GO	5.000%	2/15/18	1,755	1,795
Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,068
Houston TX Independent School District GO	5.000%	2/15/23	25,000	29,764
Houston TX Independent School District GO	5.000%	2/15/24	20,000	24,298
Houston TX Independent School District GO
PUT	3.000%	6/1/19	23,750	24,529
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	13,666
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	13,777
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,630
Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,267
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	6,633
Houston TX Utility System Revenue	5.000%	11/15/20	3,500	3,927
Houston TX Utility System Revenue	5.000%	11/15/20	5,000	5,619
Houston TX Utility System Revenue	5.000%	5/15/21	5,000	5,692
Houston TX Utility System Revenue	5.000%	11/15/21	5,000	5,765
Houston TX Utility System Revenue	5.000%	11/15/21	5,460	6,313
Houston TX Utility System Revenue	5.000%	11/15/22	3,205	3,787
Houston TX Utility System Revenue	5.000%	11/15/22	7,115	8,427
Houston TX Utility System Revenue	5.000%	11/15/23	7,400	8,927
1 Houston TX Utility System Revenue PUT	1.720%	5/1/20	19,500	19,496
Houston TX Utility System Revenue VRDO	0.820%	8/7/17 LOC	21,300	21,300
Humble TX Independent School District GO	5.000%	2/15/23	2,190	2,606
Irving TX Independent School District GO	5.000%	2/15/22	3,750	4,368
Irving TX Independent School District GO	5.000%	2/15/23	2,000	2,380
Katy TX Independent School District GO	5.000%	2/15/21	2,185	2,477
Katy TX Independent School District GO	5.000%	2/15/22	2,295	2,674
Katy TX Independent School District GO	5.000%	2/15/23	1,510	1,798
1 Katy TX Independent School District GO PUT	1.371%	8/15/19	14,470	14,486
Keller TX Independent School District GO	5.000%	8/15/20	2,650	2,956

Keller TX Independent School District GO	5.000%	8/15/22	3,000	3,528
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/21	800	898
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/22	1,000	1,142
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/23	255	296
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/24	340	399
Klein TX Independent School District GO	5.000%	8/1/20	2,500	2,785
Klein TX Independent School District GO	5.000%	8/1/21	8,550	9,816
Klein TX Independent School District GO	5.000%	8/1/22	5,000	5,889
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/19	2,705	2,871
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/20	3,005	3,300
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/21	2,320	2,628
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/22	2,500	2,912
Leander TX Independent School District GO	0.000%	8/16/20	2,675	2,567
Leander TX Independent School District GO	0.000%	8/16/21	5,395	5,088
Leander TX Independent School District GO	0.000%	8/16/22	9,615	8,891
Leander TX Independent School District GO	5.000%	8/15/23	500	602
Leander TX Independent School District GO	0.000%	8/16/23	8,500	7,655
Leander TX Independent School District GO	5.000%	8/15/24	850	1,038
Leander TX Independent School District GO	5.000%	8/15/27	5,280	6,520
Lewisville TX Independent School District GO	4.000%	8/15/20	1,000	1,085
Lewisville TX Independent School District GO	5.000%	8/15/20	15,000	16,729
Lewisville TX Independent School District GO	4.000%	8/15/21	2,240	2,483
Lewisville TX Independent School District GO	5.000%	8/15/21	12,700	14,596
Lewisville TX Independent School District GO	5.000%	8/15/22	7,500	8,841
Lewisville TX Independent School District GO	5.000%	8/15/22	2,605	3,062
Lone Star College System Texas GO	5.000%	2/15/22	6,000	6,969
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	850	986
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	1,400	1,657
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/20	1,000	1,103
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/21	1,255	1,422
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/22	2,050	2,378
Lubbock TX GO	5.000%	2/15/21	1,755	1,983
Lubbock TX GO	5.000%	2/15/21	850	960
Lubbock TX GO	5.000%	2/15/22	645	749
Lubbock TX GO	5.000%	2/15/22	1,590	1,846
Lubbock TX GO	5.000%	2/15/23	720	854
Lubbock TX GO	5.000%	2/15/23	1,780	2,112
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	1,828
Magnolia TX Independent School District GO	5.000%	8/15/21	1,505	1,725

Magnolia TX Independent School District GO	5.000%	8/15/22	1,580	1,858
Magnolia TX Independent School District GO	5.000%	8/15/23	510	613
Mansfield TX Independent School District GO
PUT	2.500%	8/1/17	4,125	4,125
Marshall TX Independent School District GO	5.000%	2/15/23	2,185	2,600
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	1.050%	10/2/17	6,850	6,850
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/20	180	188
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Westminster
Manor Project)	4.000%	11/1/20	350	375
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Westminster
Manor Project)	5.000%	11/1/23	500	571
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Westminster
Manor Project)	5.000%	11/1/24	625	718
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	4.000%	4/1/21	310	327
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	4.000%	4/1/22	215	228
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/23	1,265	1,416
Newark TX Cultural Education Facilities Finance
Corp. Revenue	5.000%	11/15/22	1,000	1,161
Newark TX Cultural Education Facilities Finance
Corp. Revenue	5.000%	11/15/23	1,000	1,179
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/17	1,000	1,002
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	781
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/19	1,900	2,048
North East TX Independent School District GO	5.000%	2/1/22	6,985	8,127
North East TX Independent School District GO
PUT	1.420%	8/1/21	7,300	7,273
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/23	900	1,021
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/24	1,285	1,474
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,730
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,485
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,220
North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,000	2,181
North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,000	4,362
North Texas Tollway Authority System Revenue	5.000%	1/1/20	700	760
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,452
North Texas Tollway Authority System Revenue	5.000%	1/1/21	11,280	12,654
North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,114

North Texas Tollway Authority System Revenue	5.000%	1/1/21	3,600	4,039
North Texas Tollway Authority System Revenue	5.000%	1/1/22	6,155	7,081
North Texas Tollway Authority System Revenue	5.000%	1/1/22	5,250	6,040
North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,500	1,714
North Texas Tollway Authority System Revenue	5.000%	1/1/23	9,500	11,164
North Texas Tollway Authority System Revenue	5.000%	1/1/26	920	1,094
North Texas Tollway Authority System Revenue	5.000%	1/1/26	2,500	2,968
1 North Texas Tollway Authority System Revenue
PUT	1.620%	1/1/19	15,000	15,058
1 North Texas Tollway Authority System Revenue
PUT	1.490%	1/1/20	29,690	29,729
3 North Texas Tollway Authority System Revenue
TOB VRDO	0.900%	8/7/17 LOC(Prere.)	17,780	17,780
Northside Independent School District Texas
GO	5.000%	8/15/23	1,000	1,204
Northside Independent School District Texas
GO	5.000%	8/15/24	1,875	2,299
Northside Independent School District Texas
GO	5.000%	8/15/25	1,000	1,238
Northside Independent School District Texas
GO	4.000%	8/15/26	3,000	3,483
Northside Independent School District Texas
GO PUT	1.450%	6/1/20	11,000	11,018
Northside Independent School District Texas
GO PUT	2.125%	8/1/20	6,330	6,360
Northside Independent School District Texas
GO PUT	1.750%	6/1/22	11,935	11,944
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/19	1,735	1,879
Pasadena TX Independent School District GO
VRDO	0.830%	8/7/17 (4)	18,200	18,200
2 Pearland TX GO	5.000%	3/1/19	155	164
2 Pearland TX GO	4.000%	3/1/20	330	353
2 Pearland TX GO	5.000%	3/1/21	600	677
2 Pearland TX GO	5.000%	3/1/22	720	834
2 Pearland TX GO	5.000%	3/1/23	440	521
2 Pearland TX GO	5.000%	3/1/24	770	926
2 Pearland TX GO	5.000%	3/1/25	685	834
2 Pearland TX GO	5.000%	3/1/26	545	669
Pearland TX Independent School District GO	5.000%	2/15/24	800	969
Pearland TX Independent School District GO	5.000%	2/15/25	575	705
Pearland TX Independent School District GO	5.000%	2/15/26	1,225	1,518
2 Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/19	220	237
2 Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/20	315	351
2 Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/21	240	275
2 Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/22	160	188
2 Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/23	370	442
2 Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/24	640	777
2 Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/25	760	933

2 Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/26	750	926
Port Authority of Houston TX GO	5.000%	10/1/20	3,110	3,479
Port Authority of Houston TX GO	5.000%	10/1/21	8,900	10,247
Port Authority of Houston TX GO	5.000%	10/1/22	2,700	3,188
Prosper TX Independent School District GO	5.000%	2/15/21	1,190	1,345
Prosper TX Independent School District GO	5.000%	2/15/22	1,315	1,527
Prosper TX Independent School District GO	5.000%	2/15/23	400	475
Richardson TX Independent School District GO	5.000%	2/15/22	2,500	2,913
Richardson TX Independent School District GO	5.000%	2/15/23	3,000	3,572
Rockwall TX GO	5.000%	8/1/21	800	916
Rockwall TX GO	5.000%	8/1/22	2,770	3,241
Rockwall TX GO	5.000%	8/1/23	1,635	1,951
Round Rock TX Independent School District GO	5.000%	8/1/21	3,095	3,553
Round Rock TX Independent School District GO	5.000%	8/1/22	1,000	1,178
Round Rock TX Independent School District GO	5.000%	8/1/23	2,000	2,404
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	5,100	5,760
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/18	2,250	2,347
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	1,000	1,076
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	6,980	7,661
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	12,000	13,586
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	5,450	6,170
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	4,000	4,658
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	26,500	31,533
1 San Antonio TX Electric & Gas Systems
Revenue PUT	1.200%	2/1/18	27,250	27,242
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/18	10,165	10,294
San Antonio TX Electric & Gas Systems
Revenue PUT	3.000%	12/1/20	20,000	21,029
San Antonio TX GO	5.000%	8/1/17	1,070	1,070
San Antonio TX GO	5.000%	2/1/18	3,500	3,574
San Antonio TX GO	5.000%	8/1/18	1,000	1,041
San Antonio TX GO	5.000%	2/1/20	2,500	2,745
San Antonio TX GO	5.000%	2/1/21	3,500	3,965
San Antonio TX GO	5.000%	2/1/22	3,000	3,498
San Antonio TX Independent School District GO	5.000%	8/15/22	1,330	1,568
San Antonio TX Independent School District GO
PUT	2.000%	8/1/18	7,145	7,210
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,409
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,659
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,659
San Antonio TX Water Revenue	5.000%	5/15/21	1,000	1,139
San Antonio TX Water Revenue	5.000%	5/15/22	1,750	2,044
1 San Antonio TX Water Revenue PUT	1.220%	11/1/17	19,375	19,379
San Antonio TX Water Revenue PUT	2.000%	11/1/21	40,000	40,809
Schertz-Cibolo-Universal City TX Independent
School District GO	5.000%	2/1/23	3,830	4,547
Socorro TX Independent School District GO	5.000%	8/15/23	1,255	1,510
Socorro TX Independent School District GO	5.000%	8/15/24	1,495	1,826

Socorro TX Independent School District GO	5.000%	8/15/25	600	741
2 Southside Independent School District Texas
GO	5.000%	8/15/23	300	360
2 Southside Independent School District Texas
GO	5.000%	8/15/24	250	304
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/20	3,000	3,355
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/21	2,500	2,877
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	3,900	4,598
Spring Branch TX Independent School District
GO	5.000%	2/1/22	5,000	5,818
Stephen F Austin TX State University Revenue	5.000%	10/15/23	1,050	1,248
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Hendrick
Medical Center)	5.000%	9/1/21	1,200	1,359
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/19	2,225	2,406
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/20	1,845	2,058
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/21	2,400	2,751
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17 (ETM)	150	150
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17 (ETM)	1,850	1,853
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20	1,520	1,688
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,750
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	3.875%	11/15/22	2,750	2,792
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/21	1,000	1,134
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/22	1,375	1,603
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	4,425	5,057
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/23	13,235	15,880
Texas GO	5.000%	10/1/17	7,500	7,553
Texas GO	5.000%	10/1/18	4,650	4,875
Texas GO	5.000%	10/1/18	7,500	7,857
Texas GO	5.000%	10/1/19	8,000	8,696
Texas GO	5.000%	10/1/20	10,000	11,214
Texas GO	5.000%	4/1/21	3,490	3,974

	Texas GO	5.000%	10/1/21	19,000	21,951
	Texas GO	5.000%	10/1/21	5,950	6,874
1	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	1.290%	9/15/17	1,665	1,665
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.250%	12/15/17	2,425	2,461
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.625%	12/15/17	14,935	15,151
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.250%	12/15/18	1,740	1,825
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.000%	12/15/19	5,000	5,412
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.250%	12/15/19	6,495	7,008
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.000%	12/15/20	6,000	6,675
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.250%	12/15/20	3,750	4,135
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.000%	12/15/21	2,125	2,422
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.000%	12/15/22	1,000	1,157
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.250%	12/15/23	3,415	3,954
	Texas Public Finance Authority Revenue
	(Midwestern State University)	5.000%	12/1/20	1,000	1,116
	Texas Public Finance Authority Revenue
	(Midwestern State University)	5.000%	12/1/21	1,250	1,430
	Texas Public Finance Authority Revenue
	(Midwestern State University)	5.000%	12/1/22	675	787
	Texas Public Finance Authority Revenue
	(Midwestern State University)	5.000%	12/1/23	1,720	2,041
	Texas State University System Financing
	System Revenue	5.000%	3/15/21	2,250	2,550
	Texas State University System Financing
	System Revenue	5.000%	3/15/22	1,845	2,148
	Texas State University System Financing
	System Revenue	5.000%	3/15/23	2,200	2,613
	Texas Tech University System Financing
	System Revenue	5.000%	8/15/17	2,115	2,119
	Texas Tech University System Financing
	System Revenue	5.000%	8/15/18	3,065	3,195
	Texas Tech University System Financing
	System Revenue	5.000%	8/15/19	3,040	3,284
	Texas Tech University System Financing
	System Revenue	5.000%	8/15/20	5,000	5,577
	Texas Transportation Commission GO	5.000%	10/1/20	15,000	16,820
	Texas Transportation Commission GO	5.000%	10/1/21	15,000	17,329
	Texas Transportation Commission GO	5.000%	4/1/22	13,925	16,304
	Texas Transportation Commission GO	5.000%	10/1/22	16,855	19,973
	Texas Transportation Commission GO	5.000%	10/1/24	9,295	11,411
1,4 Texas Transportation Commission GO PUT		1.200%	10/1/18	50,000	50,012
	Texas Transportation Commission Revenue	5.000%	10/1/19	24,000	26,066
	Texas Transportation Commission Revenue	5.000%	10/1/20	35,000	39,248
	Texas Transportation Commission Revenue	5.000%	10/1/21	37,000	42,746
	Texas Transportation Commission Revenue	5.000%	10/1/21	10,000	11,553
	Texas Transportation Commission Revenue	5.000%	10/1/22	5,000	5,925
	Texas Transportation Commission Revenue	5.000%	10/1/23	4,420	5,342

Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	19,200	20,958
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (ETM)	1,920	1,779
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	8,365	7,659
Texas Water Development Board Revenue	5.000%	4/15/22	4,810	5,630
Texas Water Development Board Revenue	5.000%	4/15/22	5,250	6,145
Texas Water Development Board Revenue	5.000%	10/15/22	3,480	4,122
Tomball TX Independent School District GO
PUT	1.100%	8/15/19	4,500	4,476
University of Houston Texas Revenue	5.000%	2/15/20	6,100	6,695
University of Houston Texas Revenue	5.000%	2/15/21	4,405	4,980
University of Houston Texas Revenue	5.000%	2/15/23	6,880	8,157
University of North Texas Revenue	5.000%	4/15/18	1,000	1,029
University of North Texas Revenue	5.000%	4/15/20 (ETM)	325	359
University of North Texas Revenue	5.000%	4/15/20	2,180	2,407
University of North Texas Revenue	5.000%	4/15/21	1,750	1,988
University of North Texas Revenue	5.000%	4/15/22	1,000	1,165
University of North Texas Revenue	5.000%	4/15/23	1,200	1,427
University of Texas Permanent University Fund
Revenue	5.000%	7/1/20	4,020	4,472
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	1,250	1,434
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	4,175	4,789
University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	1,500	1,768
University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	2,820	3,324
University of Texas Permanent University Fund
Revenue	5.000%	7/1/23	1,250	1,504
University of Texas Permanent University Fund
Revenue	5.000%	7/1/23	2,650	3,188
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/17	25,135	25,177
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	6,505	6,783
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	4,525	4,718
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	9,255	9,998
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	5,000	5,402
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	3,660	4,088
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	5,000	5,755
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	11,860	13,652
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	2,000	2,302
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	2,500	2,955
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	16,500	19,505
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	3,350	4,039

University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	17,465	21,055
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	15,000	18,083
Waller TX Independent School District GO	5.000%	2/15/22	1,095	1,272
				2,352,485
Utah (0.4%)
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	2,425	2,514
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	8,000	8,293
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/19	2,360	2,532
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/20	3,500	3,632
University of Utah Revenue	4.000%	8/1/20	700	759
University of Utah Revenue	5.000%	8/1/21	600	688
University of Utah Revenue	5.000%	8/1/22	1,150	1,353
University of Utah Revenue	5.000%	8/1/23	600	720
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/18	3,550	3,617
Utah GO	5.000%	7/1/18	19,000	19,724
Utah GO	5.000%	7/1/18	3,000	3,114
Utah Transit Authority Sales Tax Revenue	1.600%	12/15/17 (Prere.)	14,000	14,038
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	550	625
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	825
Utah Water Finance Agency Revenue VRDO	0.850%	8/7/17	28,000	28,000
Washington County UT School District GO	5.000%	3/1/22	5,165	6,038
				96,472
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/21	350	400
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/22	650	760
Vermont Municipal Bond Bank Revenue	5.000%	10/1/23	1,000	1,203
Vermont Municipal Bond Bank Revenue	5.000%	10/1/24	2,445	2,978
				5,341
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	5,510	5,082
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	5,790	4,995
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20	1,000	1,079
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21	2,000	2,196
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22	2,000	2,230
				15,582
Virginia (2.4%)
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/20	2,500	2,801
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/21	6,185	7,133
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	4,373

Fairfax County VA GO	4.000%	10/1/21	6,510	7,260
Fairfax County VA GO	3.000%	10/1/22	9,555	10,358
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group) VRDO	0.830%	8/7/17	15,000	15,000
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	11,188
Halifax County VA Industrial Development
Authority Revenue (Virginia Electric & Power
Co.) PUT	2.150%	9/1/20	10,000	10,209
Henrico County VA School District GO	5.000%	8/1/20	1,055	1,178
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/21	440	470
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/22	530	572
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/23	825	896
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/24	1,015	1,103
Loudoun County VA GO	5.000%	12/1/18	3,435	3,622
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.750%	5/16/19	10,000	10,075
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/23	1,250	1,460
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/24	1,000	1,184
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/25	1,400	1,674
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/26	1,400	1,685
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/21	2,800	2,937
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/22	2,900	3,046
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/23	3,070	3,219
Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) VRDO	0.880%	8/7/17	51,840	51,840
Norfolk VA GO	5.000%	10/1/22	2,535	3,000
Norfolk VA GO	5.000%	10/1/23	360	434
Peninsula VA Ports Authority Coal Terminal
Revenue PUT	1.550%	10/1/19	1,875	1,871
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/19	5,015	5,376
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/20	1,460	1,615
University of Virginia Revenue	5.000%	9/1/17	1,275	1,280

University of Virginia Revenue	5.000%	6/1/20	500	556
University of Virginia Revenue	5.000%	6/1/21	2,660	3,049
University of Virginia Revenue	5.000%	8/1/21	33,000	38,013
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,340
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,114
Virginia Beach VA GO	5.000%	5/1/20	4,300	4,763
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	9,585	9,787
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	9,465	11,013
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/25	20,445	25,032
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/18	425	436
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/19	425	446
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/20	275	294
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,000	1,084
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,140	1,236
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/22	570	625
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	7,685	8,589
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	18,585	21,385
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	10,990	12,646
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/23	12,110	14,573
Virginia Commonwealth Transportation Board
GAN	5.000%	9/15/20	3,130	3,502
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/17	2,970	2,986
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/18	3,280	3,365
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,115	8,380
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/19	1,750	1,863
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/19	8,525	9,132

Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	1,605	1,739
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	4,000	4,668
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22	3,865	4,565
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/23	2,685	3,200
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/23	5,000	6,022
Virginia GO	5.000%	6/1/28	7,455	9,148
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	4,725	4,920
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19 (Prere.)	11,350	12,254
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	4,965	5,360
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	17,870	19,290
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,530	9,208
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	5,220	5,821
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	18,830	20,997
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	17,352
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	17,509
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	22,776
Virginia Public School Authority Revenue	5.000%	8/1/21	36,405	41,794
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	5,616
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	3,800
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	1.875%	6/1/20	8,000	8,084
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	1.875%	5/16/19	5,000	5,052
				585,243
Washington (2.3%)
3 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.800%	8/1/17	7,375	7,375
Central Washington University System Revenue	5.000%	5/1/18	1,960	2,019
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,187
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,364
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	22,000	22,838
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	1,160	1,291
1 Everett WA GO PUT	1.220%	12/1/19	3,725	3,685
1 Grant County WA Public Utility District No. 2
Electric System Revenue PUT	1.140%	12/1/17	10,000	10,006
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,722
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,808
King County WA School District No. 216 GO	4.000%	12/1/18	1,250	1,300

King County WA School District No. 216 GO	4.000%	12/1/19	1,360	1,451
King County WA School District No. 216 GO	5.000%	12/1/20	2,085	2,342
King County WA School District No. 216 GO	5.000%	12/1/21	2,265	2,617
King County WA School District No. 414 GO	5.000%	12/1/22	4,000	4,749
King County WA Sewer Revenue	5.000%	1/1/19	12,835	13,570
King County WA Sewer Revenue	5.000%	7/1/22	5,330	6,273
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	4.000%	12/1/20	510	557
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	4.000%	12/1/21	575	642
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	5.000%	12/1/22	355	421
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	5.000%	12/1/23	270	326
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	5.000%	12/1/24	335	410
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,465
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,117
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,149
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	4,000	4,055
Port of Seattle WA Revenue	5.000%	3/1/20	4,000	4,397
Port of Seattle WA Revenue	5.000%	3/1/22	1,250	1,450
Seattle WA GO	5.000%	5/1/18	7,935	8,186
Seattle WA GO	5.000%	5/1/19	8,385	8,984
Seattle WA GO	5.000%	6/1/22	15,755	18,579
1 Seattle WA Municipal Light & Power Revenue
PUT	1.500%	11/1/18	6,750	6,750
1 Seattle WA Municipal Light & Power Revenue
PUT	1.500%	11/1/18	8,250	8,250
Skagit County WA Public Hospital District
Revenue	3.000%	12/1/17	325	327
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/18	400	412
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/20	1,705	1,807
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/22	1,340	1,444
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/23	1,915	2,073
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/20	1,000	1,124
Snohomish County WA School District No. 4
(Lake Stevens) GO	5.000%	12/1/21	735	850
Snohomish County WA School District No. 4
(Lake Stevens) GO	5.000%	12/1/22	700	829
University of Washington Revenue	5.000%	4/1/18	7,225	7,429
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	10,767
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	46,040
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	47,212
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/18	1,150	1,189

Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/19	850	911
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,527
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	14,897
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	10,271
Washington GO	5.000%	8/1/17	6,605	6,605
Washington GO	5.000%	8/1/17	11,175	11,175
Washington GO	5.000%	7/1/18	21,220	22,028
Washington GO	5.000%	7/1/18	24,315	25,241
Washington GO	5.000%	7/1/18	15,000	15,571
Washington GO	5.000%	7/1/19	19,770	21,287
Washington GO	5.000%	7/1/19	14,580	15,699
Washington GO	5.000%	7/1/20	9,070	10,096
Washington GO	5.000%	8/1/20	10,000	11,160
Washington GO	5.000%	7/1/21	11,000	12,231
Washington GO	5.000%	8/1/23	14,325	17,265
3 Washington GO TOB VRDO	0.840%	8/7/17	17,785	17,785
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/20	875	956
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/21	1,000	1,116
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/22	1,965	2,230
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/19	850	899
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/19	1,000	1,078
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,082
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,534
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,103
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/20	1,000	1,117
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/21	1,000	1,147
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,370
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/18	700	733
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,084
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	1,800	2,119
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,517
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)
VRDO	0.840%	8/7/17	14,450	14,450

Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/19	600	634
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	1,105	1,205
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	863
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	844
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	4.875%	1/1/22	3,000	2,993
Washington Housing Finance Commission Multi-
Family Housing Revenue (New Haven
Apartments Project) VRDO	0.840%	8/7/17 LOC	17,400	17,400
Washington State University General Revenue	5.000%	4/1/20	1,100	1,213
Washington State University General Revenue	5.000%	4/1/21	1,300	1,477
Washington State University General Revenue	5.000%	4/1/22	1,400	1,632
				556,383
West Virginia (0.2%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,040
West Virginia Economic Development Authority
Pollution Control Revenue (American Electric
Power Co. Inc.)	3.250%	5/1/19	10,000	10,189
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	5,017
West Virginia GO	5.000%	6/1/22	11,010	12,916
West Virginia University Revenue	5.000%	10/1/18	1,300	1,361
1 West Virginia University Revenue PUT	1.350%	10/1/19	3,500	3,496
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21	750	858
				39,877
Wisconsin (1.2%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/17	3,370	3,393
Milwaukee WI GO	2.000%	10/1/17	53,750	53,860
Milwaukee WI GO	5.000%	5/1/18	11,655	12,017
Milwaukee WI Sewerage System Revenue	5.000%	6/1/21	3,440	3,931
Milwaukee WI Sewerage System Revenue	5.000%	6/1/23	3,800	4,550
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/18	750	771
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/20	660	726
Wisconsin Clean Water Revenue	5.000%	6/1/22 (ETM)	5,500	6,466
Wisconsin GO	5.000%	11/1/17	4,500	4,548
Wisconsin GO	5.000%	11/1/18	11,000	11,564
Wisconsin GO	5.000%	5/1/19	5,000	5,351
Wisconsin GO	5.000%	5/1/19 (ETM)	2,285	2,445
Wisconsin GO	5.000%	5/1/19	2,715	2,906
Wisconsin GO	5.000%	11/1/19	3,100	3,376
Wisconsin GO	5.000%	5/1/20	5,250	5,812
Wisconsin GO	5.000%	11/1/20	7,400	8,319
Wisconsin GO	5.000%	5/1/22 (Prere.)	135	158
Wisconsin GO	5.000%	5/1/24	8,910	10,409

Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/18	850	894
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/20	820	918
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/22	1,330	1,454
2 Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/24	1,000	1,183
2 Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/26	1,000	1,204
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/20	34,460	38,066
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,240
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/23	13,000	14,603
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	1.250%	8/15/17	6,250	6,250
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/22	1,000	1,159
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/23	1,000	1,182
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/24	1,050	1,262
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/17	1,000	1,001
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/18	1,000	1,041
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/18	750	788
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/19	1,500	1,587
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/19	1,500	1,631
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/20	5,335	5,928
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/20	2,275	2,547
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/21	2,485	2,859
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/21	630	719
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/22	350	408

Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/23	325	386
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/20	1,840	2,004
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/21	1,990	2,224
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/22	2,100	2,395
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/23	2,130	2,466
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (ETM)	730	761
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (Prere.)	3,740	3,896
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/18	500	526
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/21	800	919
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/24	970	1,174
Wisconsin Health and Educational Facilities
Authority (Aurora Health Care, Inc.) CP	1.000%	8/1/17 LOC	19,470	19,470
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/18	1,495	1,543
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/19	2,130	2,275
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/20	4,685	5,163
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/21	4,830	5,463
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/21	2,070	2,334
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/22	3,085	3,568
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/22	2,125	2,448
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/23	1,275	1,493
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/24	2,475	2,933
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/25	295	355
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/20	900	979
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/21	900	1,006
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/22	1,375	1,570

Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/23	1,400	1,629
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	425	440
				297,946
Wyoming (0.0%)
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/22 (15)	350	400
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/23 (15)	200	233
				633
Total Tax-Exempt Municipal Bonds (Cost $24,333,004)				24,521,530

			Shares
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
5 Vanguard Municipal Cash Management Fund
(Cost $423,789)	0.803%		4,237,812	423,824
Total Investments (101.6%) (Cost $24,756,793)				24,945,354
Other Assets and Liabilities-Net (-1.6%)				(382,897)
Net Assets (100%)				24,562,457

1 Adjustable-rate security.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2017.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate value of these securities was $945,635,000, representing 3.8% of net assets.
4 Securities with a value of $2,741,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	24,521,530	—
Temporary Cash Investments	423,824	—	—
Futures Contracts—Assets[1]	222	—	—
Futures Contracts—Liabilities[1]	(142)	—	—
Total	423,904	24,521,530	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2017	9,572	1,130,917	(897)
2-Year U.S. Treasury Note	September 2017	3,141	679,536	157
Ultra Long U.S. Treasury Bond	September 2017	(346)	(56,917)	(242)
10-Year U.S. Treasury Note	September 2017	(793)	(99,831)	(11)
Ultra 10-Year U.S. Treasury Note	September 2017	(3,256)	(439,713)	2,435
				1,442

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2017, the cost of investment securities for tax purposes was $24,757,304,000. Net unrealized appreciation of investment securities for tax purposes was $188,050,000, consisting of unrealized gains of $236,821,000 on securities that had risen in value since their purchase and $48,771,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (1.6%)
1 Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue TOB VRDO	0.860%	8/7/17	14,540	14,540
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	20,000	22,089
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Power South
Energy Cooperative Projects) PUT	1.050%	8/1/17	6,900	6,900
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Power South
Energy Cooperative Projects) PUT	1.250%	11/15/17	32,000	32,005
Jefferson County AL Revenue	5.000%	9/15/19	940	1,013
Jefferson County AL Revenue	5.000%	9/15/20	1,250	1,387
Jefferson County AL Revenue	5.000%	9/15/21	1,625	1,849
Jefferson County AL Revenue	5.000%	9/15/22	625	727
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,625	1,633
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,544
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.625%	10/2/18	10,000	10,033
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/19	850	902
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/20	1,275	1,397
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.820%	8/7/17 LOC	62,200	62,200
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.820%	8/7/17 LOC	37,800	37,800
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.820%	8/7/17 LOC	10,400	10,400
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.820%	8/7/17 LOC	26,000	26,000
				232,419
Alaska (0.3%)
Alaska Housing Finance Corp. VRDO	0.780%	8/7/17	11,000	11,000
Alaska Industrial Development & Export
Authority Revenue (Greater Fairbanks
Community Hospital Foundation Inc.) VRDO	0.820%	8/7/17 LOC	10,650	10,650
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/19	7,505	8,019
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/20	6,900	7,564
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	3,864
North Slope Borough AK GO	4.000%	6/30/18	1,200	1,233

North Slope Borough AK GO	4.000%	6/30/18	5,340	5,484
				47,814
Arizona (1.2%)
Arizona Board Regents University of Arizona
System Revenue	4.000%	6/1/18	1,000	1,026
Arizona COP	5.250%	10/1/20 (4)	7,855	8,553
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,018
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	1,000	1,082
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/18 (Prere.)	15,000	15,258
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.910%	8/7/17 (Prere.)	5,000	5,000
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.810%	8/7/17 LOC	22,730	22,730
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.830%	8/7/17 LOC	2,650	2,650
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) VRDO	0.820%	8/7/17 LOC	4,525	4,525
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.670%	2/5/20	12,500	12,670
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/17	750	760
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/18	500	525
Arizona School Facilities Board COP	5.000%	9/1/17	1,800	1,806
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,565
Arizona School Facilities Board COP	5.000%	9/1/19	7,500	8,102
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/20	2,000	2,224
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/18	1,050	1,090
Arizona Transportation Board Highway Revenue	5.000%	7/1/18	4,500	4,671
Glendale AZ GO	4.000%	7/1/19 (4)	1,600	1,690
Glendale AZ GO	4.000%	7/1/20 (4)	2,920	3,158
Maricopa County AZ COP	5.000%	7/1/18	10,000	10,376
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	4.000%	1/1/19	3,000	3,123
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	3,960
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/18	2,690	2,767
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	11,870	13,596
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	11,565	13,246
Phoenix AZ GO	4.000%	7/1/20	10,095	10,939
Pima County AZ Tucson Unified School District
No. 1 GO	4.000%	7/1/19 (15)	1,355	1,430
Tempe AZ Excise Tax Revenue	5.000%	7/1/19	2,000	2,152
Tucson AZ Water System Revenue	5.000%	7/1/19	2,050	2,207

Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	1.050%	9/1/17	9,250	9,250
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/19	1,000	1,070
				174,219
Arkansas (0.1%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	3.000%	2/1/18	1,000	1,009
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/17	7,155	7,206
Baxter County AR Hospital Revenue	5.000%	9/1/18	1,000	1,038
Baxter County AR Hospital Revenue	5.000%	9/1/19	1,440	1,541
Little Rock AR Sewer Revenue	5.000%	10/1/17 (Prere.)	7,500	7,552
				18,346
California (8.5%)
1 Bakersfield CA Wastewater Revenue TOB
VRDO	1.040%	8/7/17 (Prere.)	6,645	6,645
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18 (Prere.)	62,400	62,474
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	13,025	13,148
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	7,500	7,589
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	7,200	7,388
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/17	1,150	1,150
California County CA Tobacco Securitization
Agency Revenue	4.000%	6/1/18	1,000	1,021
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	1.440%	9/1/17	60,175	60,174
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	1.120%	12/1/17	32,490	32,488
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.840%	8/7/17 (Prere.)	6,310	6,310
California GO	5.000%	9/1/17	4,250	4,265
California GO	5.000%	10/1/17	35,000	35,253
California GO	5.000%	4/1/18	10,385	10,678
California GO	5.000%	2/1/19	825	876
California GO	5.500%	4/1/19	17,830	19,197
California GO	5.000%	9/1/19	38,795	42,081
California GO	5.000%	9/1/19	5,000	5,424
California GO	5.000%	9/1/19	9,005	9,768
California GO	5.000%	9/1/19	29,690	32,205
3 California GO	5.000%	10/1/19	5,000	5,439
California GO	5.000%	8/1/20	45,000	50,325
California GO	5.000%	9/1/20	5,500	6,167
California GO	5.000%	9/1/20	14,105	15,817
California GO	5.000%	9/1/20	10,000	11,213
California GO	5.250%	10/1/20	2,000	2,186

California GO	5.000%	8/1/21	14,000	16,127
2 California GO PUT	1.557%	12/1/17	14,250	14,261
California GO PUT	4.000%	12/1/17	13,350	13,383
2 California GO PUT	1.270%	5/1/18	29,500	29,531
2 California GO PUT	1.687%	12/3/18	9,100	9,140
3 California GO PUT	3.000%	12/1/19	28,825	29,779
2 California GO PUT	1.619%	12/1/21	2,750	2,765
3 California GO PUT	4.000%	12/1/21	1,000	1,104
1 California GO TOB VRDO	0.850%	8/7/17	33,860	33,860
California GO VRDO	0.760%	8/7/17 LOC	10,150	10,150
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/20	600	656
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/21	1,000	1,124
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,007
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	6,400	6,382
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	9,400	9,482
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	1,800	2,004
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,962
2 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	2.613%	8/1/18	20,515	20,621
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	1.100%	4/2/18	12,470	12,475
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	1.279%	4/1/20	5,625	5,649
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	1.279%	4/1/20	4,500	4,519
California Municipal Finance Authority
Multifamily Housing Revenue (Stevenson
House Apartments)	0.850%	11/1/17	3,000	2,999
2 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	1.320%	4/2/18	14,000	13,974
California Municipal Finance Authority Revenue
(Biola University)	4.000%	10/1/19	205	217
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/20	305	339
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/18	500	510
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/19	500	527
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	625	680

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,116
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	1.050%	10/2/17	3,000	3,000
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,588
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	11,024
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/18	5,000	5,134
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,028
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/19	8,760	9,361
California State University Systemwide Revenue
PUT	3.000%	11/1/19	21,000	21,688
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	1.200%	8/4/17 (4)	23,600	23,600
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/18	375	379
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/19	500	522
1 California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group) TOB VRDO	0.970%	8/7/17	8,555	8,555
1 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) TOB
VRDO	1.020%	8/7/17	10,010	10,010
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.800%	8/7/17	40,000	40,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.800%	8/7/17	32,645	32,645
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.800%	8/7/17	46,065	46,065
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.800%	8/7/17	3,500	3,500
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	4.000%	8/15/18	1,565	1,616
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	525	526
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/19	500	531

	California Statewide Communities Development
	Authority Student Housing Revenue (CHF-
	Irvine LLC - UCI East Campus Apartments
	Phase II)	5.000%	5/15/20	500	545
	Capistrano CA Unified School District Special
	Tax Revenue	5.000%	9/1/17	1,500	1,505
	Capistrano CA Unified School District Special
	Tax Revenue	5.000%	9/1/18 (15)	2,000	2,087
	Capistrano CA Unified School District Special
	Tax Revenue	5.000%	9/1/19 (15)	2,080	2,250
	Chula Vista CA Industrial Development Revenue
	(San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,703
	Chula Vista CA Municipal Financing Authority
	Special Tax Revenue	5.000%	9/1/17	565	567
1,2 Eaton Vance California Municipal Bond Fund II		1.670%	7/1/19	8,250	8,249
1	Fontana CA Public Financing Authority Tax
	Allocation Revenue TOB VRDO	0.880%	8/7/17 LOC	9,000	9,000
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue PUT	5.000%	8/24/17	19,485	19,535
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue PUT	5.000%	1/15/20	1,475	1,562
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/19	1,130	1,199
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/20	1,000	1,093
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/21	1,250	1,402
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/19	5,640	6,034
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/20	3,335	3,675
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/21	2,745	3,091
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/22	7,165	8,240
1	Golden State Tobacco Securitization Corp.
	California Revenue TOB VRDO	0.880%	8/7/17 LOC	9,720	9,720
	Jurupa CA Public Financing Authority Special
	Tax Revenue	3.500%	9/1/17	425	426
	Jurupa CA Public Financing Authority Special
	Tax Revenue	4.000%	9/1/18	380	392
	Jurupa CA Public Financing Authority Special
	Tax Revenue	5.000%	9/1/19	610	660
	La Verne CA (Brethren Hillcrest Homes) COP	4.000%	5/15/18	235	239
	Long Beach CA Finance Authority Natural Gas
	Purchase Revenue	5.250%	11/15/18	1,185	1,239
	Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	34,220
	Long Beach CA Unified School District GO	5.000%	8/1/19	2,740	2,962
	Los Angeles CA GO	5.000%	9/1/18	6,900	7,212
	Los Angeles CA Unified School District GO	5.000%	7/1/18	9,830	10,208
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	1,200	1,377
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	13,240
	Los Angeles County CA Redevelopment
	Authority Tax Allocation Revenue (Various
	Project Areas)	5.000%	9/1/17	3,815	3,828

Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/18	1,000	1,042
Menifee CA Union School District Public
Financing Authority Revenue	4.000%	9/1/19	1,000	1,061
2 Metropolitan Water District of Southern
California Revenue PUT	1.200%	3/27/18	10,750	10,747
2 Metropolitan Water District of Southern
California Revenue PUT	1.200%	3/27/18	20,000	19,994
2 Metropolitan Water District of Southern
California Revenue PUT	1.200%	3/27/18	10,250	10,253
2 Metropolitan Water District of Southern
California Revenue PUT	1.200%	3/27/18	2,995	2,996
Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,560
Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	703
North Orange County CA Community College
District GO	4.000%	8/1/19	10,990	11,664
Northern California Gas Authority No. 1
Revenue	1.500%	7/1/19	12,800	12,751
1 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.900%	8/7/17 LOC	10,000	10,000
1 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.290%	7/1/18	19,000	19,000
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,512
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,615
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,615
Palomar Pomerado Health California Revenue	4.000%	11/1/18	815	836
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	518
Roseville CA Special Tax Revenue	3.000%	9/1/18	275	279
Roseville CA Special Tax Revenue	4.000%	9/1/19	875	916
1 Sacramento CA Municipal Utility District
Revenue TOB VRDO	1.150%	8/7/17	4,985	4,985
1 San Diego CA Community College District GO
TOB VRDO	0.870%	8/7/17 (Prere.)	4,200	4,200
San Diego CA Public Facilities Financing
Authority Sewer Revenue	4.000%	5/15/20	12,295	13,338
San Francisco CA City & County Unified School
District GO	3.000%	6/15/20	7,205	7,619
San Francisco CA City & County Unified School
District GO	5.000%	6/15/21	7,045	8,103
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,393
University of California Revenue	5.000%	5/15/18	8,565	8,852
University of California Revenue	5.000%	5/15/18	3,000	3,100
Washington Township CA Health Care District
Revenue	5.000%	7/1/18	140	144
Washington Township CA Health Care District
Revenue	5.000%	7/1/19	370	394
Washington Township CA Health Care District
Revenue	5.000%	7/1/20	625	683
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,325	2,343
				1,248,072

Colorado (1.3%)
	Adams & Arapahoe CO Joint School District No.
	28J GO	5.000%	12/1/19	1,000	1,092
	Adams & Arapahoe CO Joint School District No.
	28J GO	5.000%	12/1/20	1,400	1,577
	Adams County CO COP	4.000%	12/1/19	1,250	1,330
	Colorado Health Facilities Authority Revenue
	(Catholic Health Initiatives) PUT	1.875%	11/6/19	6,000	6,045
2	Colorado Health Facilities Authority Revenue
	(Catholic Health Initiatives) PUT	2.085%	11/12/20	5,000	4,978
2	Colorado Health Facilities Authority Revenue
	(Catholic Health Initiatives) PUT	2.085%	11/12/20	7,500	7,465
1	Colorado Health Facilities Authority Revenue
	(Catholic Health Initiatives) TOB VRDO	0.970%	8/7/17 (Prere.)	10,000	10,000
1	Colorado Health Facilities Authority Revenue
	(Catholic Health Initiatives) TOB VRDO	1.010%	8/7/17 LOC	11,805	11,805
	Colorado Health Facilities Authority Revenue
	(Christian Living Communities)	4.000%	1/1/18	250	252
	Colorado Health Facilities Authority Revenue
	(Christian Living Communities)	4.000%	1/1/20	500	517
	Colorado Health Facilities Authority Revenue
	(Covenant Retirement Community Inc.)	3.000%	12/1/17	700	704
	Colorado Health Facilities Authority Revenue
	(Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,600
	Colorado Health Facilities Authority Revenue
	(Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,645
	Colorado Health Facilities Authority Revenue
	(Covenant Retirement Community Inc.)	4.000%	12/1/18	600	619
	Colorado Health Facilities Authority Revenue
	(Evangelical Lutheran Good Samaritan
	Society Project)	3.000%	6/1/18	600	608
	Colorado Health Facilities Authority Revenue
	(Evangelical Lutheran Good Samaritan
	Society Project)	4.000%	6/1/19	1,000	1,043
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.820%	8/7/17	39,045	39,045
2	Colorado Public Highway Authority Revenue
	PUT	1.727%	9/1/19	3,000	3,006
2	Colorado Public Highway Authority Revenue
	PUT	1.876%	9/1/21	3,000	3,013
	Denver CO City & County Airport Revenue	0.980%	8/3/17 (12)	9,400	9,400
	Denver CO City & County Airport Revenue	1.050%	8/4/17 (12)	14,600	14,600
2	Denver CO City & County Airport Revenue PUT	1.719%	11/15/19	16,500	16,558
1,2 Denver CO Wastewater Management Division
	Department of Public Works Revenue TOB
	PUT	0.870%	8/3/17	18,840	18,840
	Park Creek CO Metropolitan District Limited
	Property Tax Revenue	4.000%	12/1/18	350	361
	Park Creek CO Metropolitan District Limited
	Property Tax Revenue	4.000%	12/1/20	1,055	1,125
	University of Colorado Hospital Authority
	Revenue PUT	4.000%	3/1/20	16,000	16,906
	University of Colorado Hospital Authority
	Revenue PUT	5.000%	3/1/22	9,000	10,209
					186,343

Connecticut (2.3%)
Bridgeport CT GO	5.000%	8/15/20 (4)	7,115	7,831
Connecticut GO	0.890%	8/7/17	31,935	31,935
2 Connecticut GO	1.340%	9/15/17	1,850	1,850
Connecticut GO	4.000%	11/15/17	7,000	7,063
Connecticut GO	4.000%	11/15/17	40,795	41,165
2 Connecticut GO	1.170%	1/1/18	4,905	4,901
2 Connecticut GO	1.700%	4/15/18	2,250	2,253
2 Connecticut GO	1.740%	5/15/18	10,675	10,693
2 Connecticut GO	1.590%	9/15/18	4,000	4,010
2 Connecticut GO	1.920%	5/15/19	5,000	5,040
2 Connecticut GO	1.740%	9/15/19	1,000	1,000
1 Connecticut GO TOB VRDO	0.820%	8/1/17 LOC	30,000	30,000
Connecticut Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) PUT	1.650%	3/1/19	2,500	2,509
Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.)	5.000%	12/1/18	350	369
Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.)	3.000%	12/1/19	750	783
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.900%	2/1/18	4,000	4,001
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	57,150	57,392
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	17,550	17,510
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	8,450	8,431
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.300%	2/3/20	55,000	55,079
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.650%	2/3/20	10,000	10,128
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	13,500	15,836
4 Hartford County CT Metropolitan District BAN	3.000%	8/1/18	7,500	7,603
Hartford CT GO	5.000%	8/15/18 (15)	3,500	3,611
Hartford CT GO	5.000%	4/1/19 (ETM)	2,150	2,292
Hartford CT GO	5.000%	7/1/19 (4)	700	740
Hartford CT GO	5.000%	10/1/19 (ETM)	1,525	1,654
New Britain CT GO	5.000%	3/1/19 (ETM)	1,000	1,063
New Britain CT GO	5.000%	3/1/20 (15)	1,175	1,282
South Central CT Regional Water Authority
Water System Revenue	5.000%	8/1/18 (Prere.)	5,000	5,206
				343,230
Delaware (0.3%)
Delaware GO	5.000%	7/1/18	2,000	2,076
Delaware GO	5.000%	2/1/19	1,000	1,061
Delaware GO	5.000%	3/1/21	1,585	1,803
Delaware Health Facilities Authority Revenue
(Christiana Care Health Services) VRDO	0.780%	8/7/17	21,690	21,690
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/18	1,030	1,069
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/19	3,500	3,769
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/20	785	874
New Castle County DE GO	5.000%	7/15/18	1,770	1,840

New Castle County DE GO	5.000%	10/1/20	7,470	8,390
1 University of Delaware Revenue TOB VRDO	0.910%	8/7/17	9,170	9,170
				51,742
District of Columbia (0.3%)
2 District of Columbia Income Tax Revenue	1.120%	12/1/17	11,250	11,252
1 District of Columbia Income Tax Revenue TOB
VRDO	0.840%	8/7/17	7,425	7,425
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/19	500	543
Metropolitan Washington DC Transit Authority
Revenue	5.000%	7/1/18	12,500	12,966
Metropolitan Washington DC Transit Authority
Revenue	4.000%	7/1/19	8,000	8,227
				40,413
Florida (4.3%)
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/18	425	436
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/19	750	794
Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,057
Broward County FL Airport System Revenue	5.000%	10/1/18	700	732
1 Broward County FL Airport System Revenue
TOB VRDO	0.860%	8/7/17 LOC	23,525	23,525
Broward County FL School Board COP	5.000%	7/1/18	4,415	4,575
Broward County FL School Board COP	5.000%	7/1/19	2,430	2,611
Broward County FL School Board COP	5.000%	7/1/20	5,400	5,981
Cape Coral FL Special Obligation Revenue	4.000%	10/1/17	1,905	1,915
Cape Coral FL Special Obligation Revenue	4.000%	10/1/18	600	620
Cape Coral FL Utility Improvement Special
Assessment Revenue	1.400%	9/1/18 (4)	750	752
Cape Coral FL Utility Improvement Special
Assessment Revenue	1.650%	9/1/19 (4)	1,150	1,159
Cape Coral FL Utility Improvement Special
Assessment Revenue	1.900%	9/1/20 (4)	1,000	1,017
Cape Coral FL Utility Improvement Special
Assessment Revenue	2.000%	9/1/21 (4)	1,250	1,280
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,595	54,713
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	5,555	5,634
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,700	37,914
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,177
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.150%	6/21/18	6,000	6,001
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.400%	12/1/17	6,500	6,507
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	8,135	8,733
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	17,095	18,352
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	13,160	14,629
Florida Municipal Power Agency Revenue	5.000%	10/1/17	700	705

Florida Municipal Power Agency Revenue	5.000%	10/1/18	800	837
Florida Municipal Power Agency Revenue	5.000%	10/1/19	800	867
Florida Municipal Power Agency Revenue	5.000%	10/1/20	6,000	6,702
Florida Municipal Power Agency Revenue
(Stanton II Project)	4.000%	10/1/17	1,650	1,659
Gainesville FL Utilities System Revenue VRDO	0.820%	8/7/17	16,845	16,845
Gainesville FL Utilities System Revenue VRDO	0.820%	8/7/17	59,200	59,200
Halifax Hospital Medical Center Florida Hospital
Revenue	4.000%	6/1/18	500	512
Halifax Hospital Medical Center Florida Hospital
Revenue	4.000%	6/1/18	2,000	2,046
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/19	250	267
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/19	825	878
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/20	300	330
Hillsborough County FL School Board COP	5.000%	7/1/21	1,500	1,712
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/18	2,000	2,042
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/19	2,000	2,107
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.830%	8/7/17	5,470	5,470
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/17	1,500	1,508
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.820%	8/7/17 LOC	8,100	8,100
Jacksonville FL Special Revenue	5.000%	10/1/18	500	523
Jacksonville FL Special Revenue	5.000%	10/1/19	2,200	2,384
Jacksonville FL Special Revenue	5.000%	10/1/20	2,500	2,794
Jacksonville FL Special Revenue	5.000%	10/1/20	760	849
2 Lakeland FL Energy System Revenue	1.570%	10/1/17	10,000	10,001
Lakeland FL Energy System Revenue	5.000%	10/1/19	1,000	1,084
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/20	7,215	7,993
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,229
Lee County FL School Board COP	5.000%	8/1/17	4,000	4,000
Lee County FL School Board COP	5.000%	8/1/18	3,530	3,672
1 Lee Memorial Health System Florida Hospital
Revenue TOB VRDO	0.900%	8/7/17 LOC	4,350	4,350
Manatee County FL School District Revenue	4.000%	10/1/19 (4)	1,115	1,184
Manatee County FL School District Revenue	5.000%	10/1/20 (4)	1,000	1,117
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	1,980
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,160
Miami Beach FL Resort Tax Revenue	4.000%	9/1/17	1,250	1,253
Miami Beach FL Resort Tax Revenue	5.000%	9/1/19	1,615	1,743
Miami Beach FL Resort Tax Revenue	5.000%	9/1/20	1,135	1,264
1 Miami Beach FL Resort Tax Revenue TOB
VRDO	0.870%	8/7/17	9,240	9,240
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/17	400	400
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/18	505	519

Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	1.500%	10/1/18	4,500	4,517
1 Miami-Dade County FL Public Facilities
Revenue (Jackson Health System) TOB
VRDO	0.850%	8/7/17 (12)	10,395	10,395
Miami-Dade County FL School Board COP	5.000%	2/1/20	2,250	2,460
1 Miami-Dade County FL School Board COP TOB
VRDO	0.900%	8/7/17 (Prere.)	19,500	19,500
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.960%	8/7/17	8,510	8,510
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	12,195	12,776
Orlando FL Utility Commission Utility System
Revenue PUT	5.000%	10/1/20	4,240	4,729
Orlando FL Utility Commission Utility System
Revenue VRDO	0.800%	8/7/17	45,450	45,450
Orlando FL Utility Commission Utility System
Revenue VRDO	0.800%	8/7/17	53,895	53,895
Orlando FL Utility Commission Utility System
Revenue VRDO	0.820%	8/7/17	15,000	15,000
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	3.000%	12/1/17	1,000	1,006
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/18	750	775
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/17	2,095	2,108
Palm Beach County FL School Board COP	5.000%	8/1/18	4,725	4,912
Palm Beach County FL School District TAN	2.000%	8/31/17	37,315	37,349
Pasco County FL School Board COP	1.200%	8/4/17 (2)	6,650	6,650
Port St. Lucie FL Special Assessment Revenue	1.125%	7/1/18	680	679
Reedy Creek FL Improvement District GO	5.000%	6/1/18	2,825	2,919
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/17	785	790
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	4.000%	1/1/18	400	405
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	4.000%	1/1/19	500	518
South Broward FL Hospital District Revenue	5.000%	5/1/20	4,190	4,610
South Florida Water Management District COP	5.000%	10/1/19	1,750	1,893
South Florida Water Management District COP	5.000%	10/1/20	2,000	2,229
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.860%	8/7/17	6,350	6,350
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/17	1,000	1,012
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/20	1,600	1,760
Volusia County FL School Board COP	4.000%	8/1/18 (15)	400	412
Volusia County FL School Board COP	4.000%	8/1/19 (15)	500	528

Volusia County FL School Board COP	5.000%	8/1/20 (15)	350	389
				631,166
Georgia (2.8%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/18	3,000	3,053
Atlanta GA Airport Revenue	5.000%	1/1/18	500	509
1 Atlanta GA Airport Revenue TOB VRDO	0.920%	8/7/17 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	2.326%	11/1/18	56,750	57,157
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.375%	8/10/17	8,000	8,003
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.700%	8/23/18	3,750	3,789
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,264
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.300%	5/3/18	11,500	11,530
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.850%	8/22/19	5,500	5,502
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.850%	8/22/19	4,500	4,501
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.350%	12/11/20	3,200	3,241
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/18	750	777
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/19	700	751
4 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/19	200	212
4 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/21	505	569
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/17	1,500	1,502
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	500	504
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,007
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	837
Douglas County GA GO	5.000%	4/1/20	3,200	3,527
Douglas County GA GO	5.000%	4/1/21	1,500	1,703
Forsyth County GA GO	5.000%	3/1/18	3,580	3,667
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/18	625	648
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/19	700	751
4 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	3.000%	4/1/19	235	242
4 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/20	590	647

Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	3.000%	7/1/19	500	510
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	3.000%	7/1/20	1,410	1,445
2 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT	1.770%	2/18/20	17,675	17,714
Georgia GO	5.000%	7/1/18 (Prere.)	3,350	3,476
Georgia GO	5.000%	2/1/19	1,140	1,210
Georgia GO	5.000%	10/1/19	3,765	4,091
Georgia GO	4.000%	11/1/19	1,040	1,110
Georgia GO	5.000%	1/1/20	21,000	23,011
Georgia GO	5.000%	2/1/20	22,710	24,954
Georgia GO	5.000%	2/1/20	32,070	35,239
Georgia GO	5.000%	12/1/20	1,740	1,964
Georgia GO	5.000%	7/1/21	4,640	5,328
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,400	1,422
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,825	1,854
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	1,000	1,081
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,407
4 Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	4,555	4,880
4 Georgia Road & Tollway Authority Revenue	5.000%	6/1/20	15,445	17,070
4 Georgia Road & Tollway Authority Revenue
Federal Highway Reimbursement Revenue	5.000%	6/1/19	2,595	2,779
4 Georgia Road & Tollway Authority Revenue
Federal Highway Reimbursement Revenue	5.000%	6/1/20	6,665	7,366
Glynn County GA School District GO	5.000%	8/1/18	4,000	4,164
Glynn County GA School District GO	5.000%	8/1/19	7,000	7,555
4 Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	3.000%	4/1/20	150	157
Gwinnett County GA School District GO	3.000%	8/1/18	4,525	4,622
Gwinnett County GA School District GO	3.000%	8/1/19	24,225	25,213
Gwinnett County GA School District GO	4.000%	2/1/20	22,075	23,713
4 LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/21	350	394
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.125%	9/15/17	240	241
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	3,653
Municipal Electric Authority Georgia Revenue	5.000%	11/1/20	2,875	3,179
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,700	1,717
Municipal Electric Authority Georgia Revenue
(Project One) VRDO	0.840%	8/7/17 LOC	31,905	31,905
Richmond County GA Board of Education Sales
Tax Revenue	5.000%	10/1/20	6,165	6,909
				405,226

Guam (0.0%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/19	1,000	1,066

Hawaii (0.5%)
Hawaii County HI GO	4.000%	9/1/18	1,585	1,638
Hawaii County HI GO	5.000%	9/1/18	1,395	1,457
Hawaii County HI GO	5.000%	9/1/19	3,625	3,923
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	1.270%	2/26/18	4,620	4,620
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	1.270%	2/26/18	2,390	2,390
Hawaii GO	5.000%	10/1/18	15,000	15,720
Hawaii GO	5.000%	10/1/19	4,000	4,342
Hawaii GO	5.000%	4/1/20	10,000	11,035
Hawaii GO	5.000%	10/1/20	2,750	3,082
Hawaii GO	4.000%	5/1/21	8,090	8,925
Hawaii GO	4.000%	5/1/22	3,070	3,453
Honolulu HI City & County GO	3.000%	10/1/18	1,595	1,634
Honolulu HI City & County GO	4.000%	10/1/18	1,500	1,554
Honolulu HI City & County GO	5.000%	10/1/18	1,815	1,902
Honolulu HI City & County GO	5.000%	10/1/18	3,120	3,270
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	2,975	3,187
				72,132
Idaho (0.1%)
Idaho Housing & Finance Association RAN	5.000%	7/15/18	7,545	7,825
Idaho Housing & Finance Association RAN	5.000%	7/15/19	6,580	7,057
				14,882
Illinois (4.3%)
Chicago IL Board of Education GO	5.000%	12/1/17 (4)	3,000	3,041
Chicago IL Board of Education GO	5.000%	12/1/17 (2)	4,020	4,057
Chicago IL Board of Education GO	5.000%	12/1/17 (ETM)	390	395
Chicago IL Board of Education GO	5.000%	12/1/17	1,545	1,534
Chicago IL Board of Education GO	5.500%	12/1/18 (2)	250	257
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	250	260
2 Chicago IL Board of Education GO PUT	9.000%	3/1/32	8,960	8,948
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/17	5,000	5,070
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/17	4,000	4,056
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	5,264
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	4,420	4,665
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/20	4,000	4,364
Chicago IL O'Hare International Airport Revenue
(Customer Facility Charge)	5.000%	1/1/21	3,980	4,428
Chicago IL O'Hare International Airport Revenue
VRDO	0.890%	8/7/17 LOC	14,000	14,000
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/18	600	609
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/19	990	1,036
4 Chicago IL Transit Authority Capital Grant
Receipts Revenue	2.000%	6/1/18	200	201
4 Chicago IL Transit Authority Capital Grant
Receipts Revenue	4.000%	6/1/19	1,250	1,308

4 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	1,250	1,368
4 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/21	1,845	2,065
4 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/22	3,095	3,522
4 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/22	2,500	2,856
1 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.930%	8/7/17	25,500	25,500
1 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	1.000%	8/7/17	22,895	22,895
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	2,075	2,178
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	1,000	1,050
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,079
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,079
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,079
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,165	1,286
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	2,050	2,263
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	1,450	1,627
Chicago IL Water Revenue	5.000%	11/1/18	675	703
1 Chicago IL Water Revenue TOB VRDO	1.000%	8/7/17	7,500	7,500
1 Chicago IL Water Revenue TOB VRDO	1.000%	8/7/17	5,250	5,250
Chicago IL Waterworks Revenue	5.000%	11/1/17	1,635	1,650
Chicago IL Waterworks Revenue	5.000%	11/1/18	1,155	1,203
Chicago IL Waterworks Revenue	4.000%	11/1/19	1,205	1,265
Chicago IL Waterworks Revenue	5.000%	11/1/19	1,620	1,736
Chicago IL Waterworks Revenue	5.000%	11/1/20	1,700	1,865
Chicago IL Waterworks Revenue	5.000%	11/1/21	1,125	1,260
Cook County IL GO	5.000%	11/15/19	210	225
1 Cook County IL GO TOB VRDO	0.930%	8/7/17 LOC	7,500	7,500
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra) VRDO	0.850%	8/7/17 LOC	5,600	5,600
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	5,000	5,043
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	1.120%	2/26/18	5,750	5,750
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	5,500	5,859
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	735	803
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.840%	8/7/17	19,065	19,065
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.820%	8/7/17	6,900	6,900
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.750%	4/1/21	3,000	3,025
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.940%	8/7/17 (12)	12,680	12,680
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/18	235	243
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	3.250%	5/15/22	1,035	1,061
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/17	2,000	2,003
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/18	1,635	1,699

Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/17	100	100
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/18	155	159
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/19	200	209
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/20	260	276
Illinois Finance Authority Revenue (Ingalls
Health System Obligated Group) VRDO	0.830%	8/7/17 LOC	39,650	39,650
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/19	1,000	1,069
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/20	1,030	1,133
Illinois Finance Authority Revenue (Presbyterian
Homes)	3.000%	11/1/17	800	804
Illinois Finance Authority Revenue (Presbyterian
Homes)	4.000%	11/1/18	550	568
Illinois Finance Authority Revenue (Presbyterian
Homes)	4.000%	11/1/19	1,000	1,056
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	11/1/20	1,875	2,077
2 Illinois Finance Authority Revenue (Presbyterian
Homes) PUT	2.209%	5/1/21	2,500	2,513
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/20	6,575	7,002
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/21	3,055	3,315
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/17	1,000	1,012
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/18	750	786
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	541
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/17	750	751
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/17	830	831
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/18	685	708
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/19	500	531
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/20	600	651
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,610	6,629
Illinois GO	5.000%	8/1/17	5,540	5,540
Illinois GO	5.500%	8/1/17 (14)	2,015	2,015
Illinois GO	5.000%	11/1/17	8,220	8,288
Illinois GO	5.000%	1/1/18	1,000	1,013
Illinois GO	5.000%	1/1/18	2,770	2,806
Illinois GO	4.000%	2/1/18	4,450	4,498
Illinois GO	5.000%	2/1/18	16,040	16,292
Illinois GO	5.000%	4/1/18	2,500	2,552
Illinois GO	5.000%	5/1/18	8,250	8,441
Illinois GO	5.000%	8/1/18	24,160	24,889
Illinois GO	5.000%	1/1/19	3,350	3,473
Illinois GO	4.000%	2/1/19	7,500	7,680

Illinois GO	5.000%	2/1/19	1,620	1,683
Illinois GO	5.000%	2/1/19	13,105	13,612
Illinois GO	5.000%	4/1/19	3,375	3,519
Illinois GO	5.000%	4/1/19	2,500	2,607
Illinois GO	5.000%	5/1/19	12,000	12,535
Illinois GO	5.000%	7/1/19	4,975	5,216
Illinois GO	5.000%	8/1/19	15,000	15,754
Illinois GO	5.250%	1/1/20	1,305	1,385
Illinois GO	5.000%	2/1/20	730	772
Illinois GO	4.000%	9/1/20	1,830	1,899
Illinois GO	5.250%	1/1/21	1,155	1,244
Illinois GO	5.000%	3/1/21	1,000	1,072
Illinois GO	5.000%	7/1/21	8,260	8,891
Illinois GO	5.000%	4/1/22	1,650	1,789
Illinois GO	5.000%	8/1/22	3,500	3,812
Illinois Housing Development Authority Multi-
Family Housing Revenue (J. Michael
Fitzgerald Apartments Project) PUT	0.900%	1/1/18	5,125	5,122
Illinois Regional Transportation Authority
Revenue PUT	1.050%	8/3/17	30,860	30,860
1 Illinois Sales Tax Revenue TOB VRDO	1.180%	8/7/17 (Prere.)	4,155	4,155
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	6,590
Illinois Toll Highway Authority Revenue VRDO	0.820%	8/7/17	18,900	18,900
Illinois Toll Highway Authority Revenue VRDO	0.850%	8/7/17 LOC	17,700	17,700
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.850%	8/7/17 LOC	25,000	25,000
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.880%	8/7/17	10,360	10,360
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/20	3,495	3,698
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/18	1,000	1,047
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/19	1,340	1,446
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/20	1,000	1,107
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	1,935
Romeoville IL Revenue (Lewis University
Project)	4.000%	10/1/17	365	367
Romeoville IL Revenue (Lewis University
Project)	4.000%	10/1/18	500	513
Springfield IL Electric Revenue	5.000%	3/1/20	2,000	2,177
Will & Kendall Counties IL Community
Consolidated School District No. 202
Plainfield GO	4.000%	1/1/20	8,730	9,285
Will & Kendall Counties IL Community
Consolidated School District No. 202
Plainfield GO	4.000%	1/1/21	7,820	8,471
1 Will County IL GO TOB VRDO	0.880%	8/7/17	10,125	10,125
				627,734
Indiana (1.0%)
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/18	250	259

Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/19	200	215
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/20	350	389
Ball State University Student Fee Indiana
Revenue	4.000%	7/1/19	1,000	1,056
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/20	500	555
Carmel IN Local Public Improvement Bond Bank
Revenue	4.000%	1/15/18	400	406
Carmel IN Local Public Improvement Bond Bank
Revenue	4.000%	7/15/18	500	515
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	1/15/19	750	794
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/19	1,000	1,077
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	1/15/20	1,000	1,095
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/20	805	896
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	1.050%	9/1/17	4,500	4,500
Indiana Finance Authority Highway Revenue	5.000%	12/1/20	10,195	11,482
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	4.000%	12/1/18	1,500	1,560
4 Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/19	700	760
4 Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/20	600	672
4 Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/21	500	574
4 Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/22	750	881
Indiana Finance Authority Revenue	5.000%	2/1/18	1,415	1,445
Indiana Finance Authority Revenue	5.000%	2/1/19	815	865
Indiana Finance Authority Revenue	5.000%	2/1/19	3,730	3,958
Indiana Finance Authority Revenue	5.000%	2/1/20	1,860	2,044
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.810%	8/7/17	7,300	7,300
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	2.000%	9/1/17	150	150
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	3.000%	9/1/18	150	153
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	3.000%	9/1/19	250	258
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	4.000%	9/1/20	500	537
Indiana Finance Authority Revenue VRDO	0.810%	8/7/17 LOC	24,155	24,155
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/17	350	352
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	410	429

Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana
University Health Obligated Group) VRDO	0.840%	8/7/17 LOC	3,700	3,700
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.150%	12/1/17	2,770	2,772
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.250%	5/1/20	2,300	2,289
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.375%	5/1/20	3,000	3,003
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	3,690	3,688
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	4,610	4,607
4 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	5,000	4,998
4 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	5,000	4,998
Indiana Housing & Community Development
Authority Revenue (Edgewood Group
Apartment Project) PUT	1.150%	3/1/18	5,425	5,428
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	0.970%	8/7/17	23,935	23,935
Purdue University Indiana University COP	5.000%	7/1/19	1,000	1,076
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	4.000%	1/1/18	1,960	1,983
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/19	1,000	1,050
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,504
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	2.050%	6/1/21	2,000	2,010
				140,373
Iowa (0.4%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,638
Iowa Finance Authority Revenue	5.000%	8/1/19	6,700	7,236
Iowa Special Obligation Revenue	5.000%	6/1/18	11,055	11,436
Iowa Special Obligation Revenue	5.000%	6/1/19	5,500	5,901
Iowa Special Obligation Revenue	5.000%	6/1/20	8,000	8,872
Polk County IA GO	4.000%	6/1/20	11,585	12,536
Polk County IA GO	4.000%	6/1/21	12,135	13,432
				63,051
Kansas (0.4%)
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/17	125	126
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/18	250	256
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/19	250	260

Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/20	350	369
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/21	500	532
Johnson County KS Unified School District No.
233 GO	2.000%	9/1/17	750	751
Johnson County KS Unified School District No.
233 GO	2.000%	9/1/18	1,250	1,265
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/20	1,330	1,486
2 Kansas Department of Transportation Highway
Revenue	1.062%	9/1/17	4,650	4,649
2 Kansas Department of Transportation Highway
Revenue	1.142%	9/1/18	3,500	3,499
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/18	1,000	1,045
2 Kansas Department of Transportation Highway
Revenue	1.222%	9/1/19	3,000	2,999
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,340	1,477
Kansas Development Finance Authority
Revenue (University of Kansas Projects)	5.000%	5/1/18	2,525	2,600
Kansas Development Finance Authority
Revenue (University of Kansas Projects)	5.000%	5/1/19	2,985	3,187
Kansas Development Finance Authority
Revenue (University of Kansas Projects)	5.000%	5/1/20	3,130	3,450
Kansas Development Finance Authority
Revenue (University of Kansas Projects)	5.000%	5/1/21	1,160	1,315
Wichita KS GO	1.250%	10/13/17	34,660	34,665
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	4.000%	9/1/17	1,000	1,003
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	539
				65,473
Kentucky (0.8%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/18	325	329
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/19	1,125	1,162
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/20	400	420
Carroll County KY Pollution Control Revenue
(Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	6,875	6,813
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/17	1,500	1,505
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/18	1,280	1,318
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/19	2,665	2,846
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/20	1,000	1,102
Kentucky Economic Development Finance
Authority Solid Waste Revenue (Republic
Services Inc. Project) PUT	1.050%	9/1/17	3,250	3,250

Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/17 (14)	500	502
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/18 (14)	1,500	1,560
Kentucky Property & Building Commission
Revenue	5.000%	8/1/17	2,800	2,800
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	2,715	2,827
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	10,175	10,594
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	2,550	2,748
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	13,270	14,303
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	2,600	2,885
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	10,985	12,188
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.500%	4/1/19	6,600	6,619
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.500%	10/1/17	5,445	5,486
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/17	2,500	2,528
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/18	1,750	1,823
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System BAN	3.500%	11/15/17	25,000	25,202
				110,810
Louisiana (1.1%)
Bossier City LA Utilities Revenue	5.500%	10/1/18 (Prere.)	19,215	20,229
East Baton Rouge Parish LA Sales Tax
Revenue VRDO	0.850%	8/7/17 LOC	40,470	40,470
2 East Baton Rouge Parish LA Sewer
Commission Revenue PUT	1.359%	8/1/18	23,475	23,399
Lafayette LA Communications System Revenue	5.000%	11/1/17 (4)	585	591
Lafayette LA Communications System Revenue	5.000%	11/1/18 (4)	1,620	1,696
Lafayette LA Communications System Revenue	5.000%	11/1/19 (4)	2,500	2,700
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/18	5,000	5,157
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/19	10,645	11,348
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.329%	5/1/18	13,500	13,530
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.409%	5/1/18	15,625	15,617
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,131
1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	0.940%	8/7/17 (4)	5,000	5,000
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	3.000%	5/15/18	300	304

Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	4.000%	5/15/19	300	315
New Orleans LA GO	4.000%	12/1/18	700	726
New Orleans LA GO	4.000%	12/1/19	775	823
New Orleans LA Water Revenue	5.000%	12/1/17	290	294
New Orleans LA Water Revenue	5.000%	12/1/18	500	524
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/18	9,000	9,202
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,740	2,870
				158,926
Maine (0.0%)
Maine GO	5.000%	6/1/18	3,855	3,991
Maine GO	4.250%	6/1/19	1,000	1,060
				5,051
Maryland (5.1%)
Anne Arundel County MD GO	5.000%	4/1/18	2,585	2,656
Anne Arundel County MD GO	5.000%	4/1/18	980	1,007
Anne Arundel County MD GO	5.000%	4/1/18	6,960	7,152
Anne Arundel County MD GO	5.000%	4/1/18	2,590	2,661
Anne Arundel County MD GO	5.000%	4/1/18	2,000	2,055
Anne Arundel County MD GO	5.000%	4/1/19	12,750	13,606
Anne Arundel County MD GO	3.000%	10/1/20	4,185	4,436
Anne Arundel County MD GO	5.000%	10/1/20	6,210	6,969
Anne Arundel County MD GO	4.000%	10/1/21	4,140	4,617
Anne Arundel County MD GO	5.000%	10/1/22	1,830	2,171
Baltimore County MD GO	5.000%	2/1/19	2,800	2,971
Baltimore County MD GO	5.000%	3/1/21	3,500	3,980
Baltimore County MD GO	5.000%	3/1/21	5,300	6,027
Baltimore MD Consolidated Public Improvement
GO	4.000%	8/1/20	4,730	5,143
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/20	3,795	4,238
Frederick County MD GO	5.000%	8/1/18	2,800	2,916
Frederick County MD GO	5.000%	8/1/19	2,945	3,181
Frederick County MD GO	5.000%	8/1/20	2,145	2,394
Frederick County MD GO	5.000%	2/1/21	2,000	2,269
Frederick County MD GO	5.000%	2/1/22	1,785	2,084
Harford County MD Public Improvement GO	5.000%	2/1/19	6,980	7,408
Howard County MD GO	5.000%	8/15/19	1,375	1,487
Howard County MD GO	5.000%	2/15/20	1,000	1,100
Howard County MD GO	5.000%	2/15/20	2,880	3,169
Howard County MD GO	5.000%	2/15/21	10,825	12,293
Maryland Department of Transportation
Revenue	5.000%	12/15/18	16,020	16,917
Maryland Department of Transportation
Revenue	5.000%	12/15/19	17,875	19,553
Maryland Department of Transportation
Revenue	4.000%	5/15/20	2,355	2,545
Maryland Department of Transportation
Revenue	4.000%	9/1/21	20,665	22,996
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	8,900	8,887
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/18 (4)	810	830

Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/19 (4)	675	710
Maryland GO	5.000%	3/1/18	3,395	3,478
Maryland GO	5.000%	3/15/18	5,000	5,130
Maryland GO	5.000%	3/1/19	10,000	10,643
Maryland GO	5.000%	3/1/19	3,420	3,640
Maryland GO	5.000%	3/15/19	1,090	1,162
Maryland GO	5.000%	6/1/19	18,490	19,857
Maryland GO	4.500%	8/1/19	1,400	1,499
Maryland GO	5.000%	8/1/19	5,000	5,402
Maryland GO	5.000%	11/1/19	7,855	8,560
Maryland GO	5.000%	3/1/20	12,450	13,718
Maryland GO	5.000%	6/1/20	50,410	55,996
Maryland GO	5.000%	8/1/20	2,080	2,323
Maryland GO	5.000%	8/1/20	77,530	86,587
Maryland GO	5.250%	8/1/20	29,620	33,298
Maryland GO	5.000%	6/1/21	12,000	13,746
Maryland GO	5.000%	8/1/21	15,235	17,537
Maryland GO	5.000%	8/1/21	20,000	23,021
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.000%	1/1/20	750	803
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.000%	1/1/21	1,000	1,095
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/18	1,000	1,038
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.652%	11/15/17	11,840	11,857
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.402%	5/15/18	4,650	4,667
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.422%	5/15/18	9,625	9,662
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/17	2,020	2,023
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/18	2,000	2,081
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/19	2,600	2,798
1 Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)
TOB VRDO	0.870%	8/7/17 LOC	13,000	13,000
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/19	900	964
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/18	1,695	1,756
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/20	700	772

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/21	1,000	1,094
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/18	6,195	6,407
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.790%	8/7/17 LOC	10,655	10,655
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/19	10,570	11,248
Montgomery County MD GO	5.000%	11/1/17	4,800	4,851
Montgomery County MD GO	5.000%	7/1/19	5,010	5,396
Montgomery County MD GO	5.000%	7/1/19	12,820	13,809
Montgomery County MD GO	5.000%	8/1/19	1,570	1,696
Montgomery County MD GO	5.000%	12/1/19	15,800	17,268
Montgomery County MD GO	5.000%	12/1/19	14,950	16,339
Montgomery County MD GO	5.000%	11/1/20	5,900	6,643
Montgomery County MD GO	5.000%	12/1/20	16,380	18,491
Montgomery County MD GO	5.000%	12/1/21	12,970	15,073
Prince Georges County MD GO	5.000%	9/1/17	3,000	3,011
Prince Georges County MD GO	5.000%	3/1/18	5,280	5,408
Prince Georges County MD GO	5.000%	8/1/19	5,075	5,483
Prince Georges County MD GO	5.000%	3/1/20	2,200	2,424
Prince Georges County MD GO	5.000%	9/15/20	1,720	1,929
University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/19	4,800	5,120
University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/20	4,040	4,459
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/19	4,285	4,602
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/20	12,870	13,938
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	2,000	2,069
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	7,290	7,542
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/19	7,585	8,146
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/19	7,260	7,797
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	2,550	2,833
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	4,820	5,354
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/19	1,640	1,751
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/20	1,735	1,894
				751,271
Massachusetts (2.5%)
Boston MA GO	5.000%	2/1/18	7,965	8,131
Boston MA GO	5.000%	8/1/18	4,045	4,212
1,2 Eaton Vance Massachusetts Municipal Bond
Fund	1.820%	7/1/19	6,475	6,487
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18	1,000	1,040

Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/19	9,500	10,225
Massachusetts Bay Transportation Authority
Sales Tax Revenue PUT	1.120%	2/26/18	29,195	29,195
Massachusetts Clean Water Trust Revenue	5.000%	2/1/19	3,305	3,507
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.800%	8/7/17	6,875	6,875
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/18	2,550	2,636
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/20	2,500	2,715
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/20	5,000	5,576
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20	1,610	1,810
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/21	3,700	4,254
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	1.370%	1/30/18	8,700	8,707
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	1.300%	1/29/20	5,500	5,453
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	3.000%	7/1/18	1,000	1,017
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	4.000%	7/1/19	800	841
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	4.000%	7/1/20	600	645
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/20	500	548
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/21	750	842
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/22	440	502
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/18	500	516
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	1,435	1,568
Massachusetts Development Finance Agency
Revenue (Williams College) PUT	1.450%	7/1/21	4,750	4,768
2 Massachusetts GO	1.250%	1/1/18	9,100	9,104
3 Massachusetts GO	5.000%	8/1/18 (Prere.)	4,185	4,356
Massachusetts GO	5.000%	10/1/22	10,000	11,833
4 Massachusetts GO PUT	1.700%	8/1/17	38,180	38,187
Massachusetts GO PUT	1.050%	7/1/20	23,500	23,243
Massachusetts GO VRDO	0.810%	8/7/17	49,100	49,100
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	2,000
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	6.000%	7/1/18 (Prere.)	3,115	3,262
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/22	2,800	3,371
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.690%	8/4/17 (4)	1,000	1,000
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.770%	8/1/17	56,000	56,000

	Massachusetts Health & Educational Facilities
	Authority Revenue (Partners Healthcare
	System) VRDO	0.780%	8/7/17 LOC	6,000	6,000
	Massachusetts Health & Educational Facilities
	Authority Revenue (UMass Memorial Medical
	Center)	5.000%	7/1/20	1,500	1,639
	Massachusetts Housing Finance Agency
	Revenue	1.850%	6/1/20	2,750	2,753
4	Massachusetts Housing Finance Agency Single
	Family Housing Revenue PUT	1.500%	7/1/20	2,000	2,001
	Massachusetts Port Authority Revenue	4.000%	7/1/18	1,320	1,358
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	775	831
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.000%	5/15/19	225	241
	Massachusetts Water Pollution Abatement Trust
	Revenue	5.250%	8/1/19	1,000	1,085
1,2 Massachusetts Water Resources Authority
	Revenue TOB PUT	1.000%	10/2/17 LOC	6,200	6,200
	Massachusetts Water Resources Authority
	Revenue VRDO	0.900%	8/7/17	17,630	17,630
	University of Massachusetts Building Authority
	Revenue PUT	1.120%	2/26/18	9,390	9,390
					362,654
Michigan (2.0%)
1	Detroit MI City School District GO TOB VRDO	1.000%	8/7/17 (18)	10,245	10,245
1	Detroit MI City School District GO TOB VRDO	1.680%	8/7/17 (18)	17,845	17,845
	East Lansing MI School District GO	5.000%	5/1/18	335	345
	East Lansing MI School District GO	5.000%	5/1/19	450	481
1	Great Lakes MI Water Authority Sewer Disposal
	System Revenue TOB VRDO	1.020%	8/7/17 (4)	6,235	6,235
	Kent Hospital Finance Authority Michigan
	Revenue (Spectrum Health System)	5.000%	11/15/18	1,500	1,573
	Lansing MI School District GO	4.000%	5/1/18	1,395	1,426
	Lansing MI School District GO	5.000%	5/1/19	765	817
	Lincoln MI Consolidated School District GO	5.000%	5/1/19 (4)	1,100	1,176
	Lincoln MI Consolidated School District GO	5.000%	5/1/20 (4)	1,000	1,106
	Livonia MI Public Schools School District GO	5.000%	5/1/18 (15)	850	875
	Marysville MI Public Schools District GO	4.000%	5/1/19	1,425	1,498
	Michigan Building Authority Revenue	5.000%	4/15/18	2,750	2,829
	Michigan Building Authority Revenue	5.000%	10/15/18	6,020	6,311
	Michigan Building Authority Revenue	5.000%	4/15/19	8,300	8,857
	Michigan Finance Authority Revenue	4.000%	10/1/17	1,155	1,161
	Michigan Finance Authority Revenue	5.000%	10/1/18	1,135	1,185
	Michigan Finance Authority Revenue	5.000%	4/1/19	23,360	24,651
	Michigan Finance Authority Revenue	5.000%	4/1/20	3,800	4,107
	Michigan Finance Authority Revenue	5.000%	4/1/21	7,250	8,014
	Michigan Finance Authority Revenue (Beaumont
	Health Obligated Group)	4.000%	8/1/18	1,500	1,543
	Michigan Finance Authority Revenue (Beaumont
	Health Obligated Group)	4.000%	8/1/19	3,000	3,164
	Michigan Finance Authority Revenue (Beaumont
	Health Obligated Group)	4.000%	8/1/20	1,250	1,346
1	Michigan Finance Authority Revenue (Beaumont
	Health Obligated Group) TOB VRDO	1.020%	8/7/17	6,060	6,060
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/18	1,000	1,031

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,209
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,691
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,150	1,185
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19	800	854
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,053
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,742
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20	300	328
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/17	350	353
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	750	778
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	3.000%	10/1/18	1,770	1,815
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/19	2,005	2,178
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/18	250	263
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/19	500	545
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	6,539
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	10,666
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	23,260
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/20	6,335	6,827
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	4,185	4,508
Michigan GO	5.000%	12/1/17	2,715	2,753
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	0.950%	2/1/18 (Prere.)	360	360
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	0.950%	2/1/18	10,640	10,641
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.000%	5/30/18	15,000	15,110
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,780
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.375%	5/1/20	1,725	1,728
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	5/1/20	3,165	3,166
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.900%	4/1/21	7,000	7,068
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.820%	8/7/17	3,000	3,000
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.750%	5/15/18 (Prere.)	2,500	2,595
Michigan Housing Development Authority
Revenue	1.450%	4/1/20	3,750	3,755

Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	509
Michigan Trunk Line Revenue	5.000%	11/15/17	13,500	13,667
Portage MI Public Schools GO	5.000%	11/1/18	1,180	1,238
Portage MI Public Schools GO	5.000%	5/1/19	525	561
Portage MI Public Schools GO	5.000%	11/1/19	1,465	1,592
Portage MI Public Schools GO	5.000%	11/1/20	750	840
Rockford MI Public Schools GO	3.000%	5/1/18	845	858
Rockford MI Public Schools GO	4.000%	5/1/19	1,360	1,429
Royal Oak MI City School District GO	5.000%	5/1/18	1,000	1,030
1 Saginaw Valley State University Michigan
Revenue TOB VRDO	0.990%	8/7/17 (4)(Prere.)	5,000	5,000
St. Johns MI Public Schools School District GO	5.000%	5/1/19 (18)	7,250	7,746
University of Michigan Revenue	5.000%	4/1/19	2,215	2,366
University of Michigan Revenue	5.000%	4/1/20	1,500	1,659
University of Michigan Revenue	5.000%	4/1/20	1,750	1,935
University of Michigan Revenue	5.000%	4/1/21	1,500	1,711
1 Wayne State University Michigan Revenue TOB
VRDO	0.970%	8/7/17	2,500	2,500
				299,272
Minnesota (1.2%)
Hennepin County MN GO	5.000%	12/15/17	4,355	4,424
Hennepin County MN GO	5.000%	12/1/18	4,605	4,856
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/20	500	532
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21	550	595
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/19	300	313
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/20	350	375
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/21	125	137
Minneapolis & St. Paul MN Metropolitan Council
Transit GO	5.000%	3/1/18	3,130	3,206
Minneapolis & St. Paul MN Metropolitan Council
Transit GO	5.000%	3/1/19	3,230	3,438
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/19	4,485	4,773
Minneapolis MN GO	2.000%	12/1/18	12,800	12,981
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	4.000%	11/15/18	750	777
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/19	750	812
Minnesota GO	5.000%	10/1/17	3,545	3,570
Minnesota GO	5.000%	8/1/18	3,295	3,430
Minnesota GO	5.000%	8/1/19	5,940	6,415
Minnesota GO	5.000%	8/1/19	2,275	2,457
Minnesota GO	5.000%	8/1/19	12,920	13,958
Minnesota GO	5.000%	8/1/20	10,000	11,162
Minnesota GO	5.000%	8/1/20	10,750	11,999
Minnesota GO	5.000%	8/1/20	32,940	36,767
Minnesota GO	5.000%	8/1/20	13,070	14,589
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/18	7,860	8,051

Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/20	8,665	9,547
Minnesota Public Facilities Authority Water
Pollution Control Revenue	5.000%	3/1/19	5,700	6,066
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/17	465	467
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/18	885	921
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/19	555	596
University of Minnesota Revenue	5.000%	12/1/18	1,750	1,845
University of Minnesota Revenue	5.000%	12/1/21	3,920	4,417
				173,476
Mississippi (0.3%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/19	1,250	1,328
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/20	1,000	1,090
Jackson MS Public School District GO	5.000%	4/1/18	500	513
Jackson MS Public School District GO	5.000%	4/1/19	1,660	1,759
Jackson MS Public School District GO	5.000%	4/1/20	1,500	1,637
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.720%	8/1/17	6,600	6,600
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.770%	8/1/17	2,765	2,765
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.770%	8/1/17	3,500	3,500
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.830%	8/7/17	8,700	8,700
2 Mississippi GO	1.350%	9/1/17	5,390	5,391
2 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)
PUT	2.120%	8/15/20	7,850	7,800
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.790%	8/7/17	9,500	9,500
				50,583
Missouri (1.1%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	5,000	5,452
Curators of the University of Missouri System
Facilities Revenue VRDO	0.780%	8/7/17	47,070	47,070
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/17	2,000	2,027
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/18	425	434
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/19	645	681
Kansas City MO Airport Revenue	5.000%	9/1/17	1,250	1,254
Kansas City MO Special Obligation Revenue	5.000%	10/1/18	5,000	5,218
Kansas City MO Special Obligation Revenue	5.000%	10/1/18	925	965

	Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,750	2,963
	Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,510	2,705
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20	2,000	2,214
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20	1,260	1,395
	Kansas City MO Special Obligation Revenue
	(Downtown Arena Project)	5.000%	4/1/18	3,675	3,771
	Kansas City MO Special Obligation Revenue
	(Downtown Arena Project)	5.000%	4/1/19	2,000	2,122
	Kansas City MO Special Obligation Revenue
	(Downtown Arena Project)	5.000%	4/1/20	2,660	2,904
	Missouri Environmental Improvement & Energy
	Resources Authority Revenue	5.000%	1/1/19	1,000	1,058
	Missouri Environmental Improvement & Energy
	Resources Authority Revenue	5.000%	1/1/20	1,000	1,096
	Missouri Environmental Improvement & Energy
	Resources Authority Revenue	5.000%	7/1/21	2,880	3,307
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.800%	8/7/17	20,000	20,000
	Missouri Health & Educational Facilities
	Authority Revenue (St. Luke's Health System
	Inc.)	5.000%	11/15/20	1,440	1,613
	Missouri Highways & Transportation
	Commission Road Revenue	5.000%	5/1/19	1,000	1,071
	Missouri Highways & Transportation
	Commission Road Revenue	5.000%	5/1/20	1,145	1,267
	Missouri Joint Municipal Electric Utility
	Commission Power Project Revenue	5.000%	1/1/18	2,400	2,440
1,2 North Kansas City MO School District GO TOB
	PUT	0.870%	8/3/17	17,750	17,750
	Springfield MO Public Utility Revenue	5.000%	8/1/18	16,375	17,050
	St. Louis County MO Rockwood School District
	GO	4.000%	2/1/20	12,775	13,713
	St. Louis MO Parking Revenue	5.000%	12/15/17 (4)	1,285	1,304
	St. Louis MO Parking Revenue	5.000%	12/15/19 (4)	1,000	1,086
	St. Louis MO Parking Revenue	5.000%	12/15/20 (4)	1,000	1,112
					165,042
Montana (0.0%)
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	4.000%	2/15/18	1,600	1,625
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/19	890	940
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/20	1,750	1,907
	Montana Facility Finance Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System)	5.000%	1/1/18	1,875	1,907
					6,379
Multiple States (1.8%)
1,2 Eaton Vance Municipal Bond Fund II		1.870%	7/1/19	8,850	8,849
5	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.840%	8/7/17 LOC	27,345	27,345
1	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	0.970%	8/7/17 LOC	109,000	109,000
1	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	0.930%	8/7/17 LOC	58,200	58,200

1 Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	0.910%	8/7/17 LOC	58,500	58,500
				261,894
Nebraska (0.7%)
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	32,000	34,581
Douglas County NE GO	4.000%	12/15/18	2,500	2,603
Douglas County NE GO	5.000%	12/15/19	2,605	2,843
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	3.000%	11/1/17	700	703
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	4.000%	11/1/18	925	956
Douglas County NE Housing Authority Revenue
(Blair High Residences Project)	1.400%	4/1/19	5,180	5,186
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/17	500	504
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.800%	8/7/17	30,000	30,000
University of Nebraska Facilities Corp. Revenue	5.000%	7/15/18	4,685	4,870
University of Nebraska Facilities Corp. Revenue	3.000%	7/15/19	5,530	5,739
University of Nebraska Student Fee Revenue	4.000%	7/1/18	2,785	2,864
University of Nebraska Student Fee Revenue	4.000%	7/1/19	2,395	2,530
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,100	1,258
University of Nebraska Student Health &
Recreation Project Revenue	4.000%	5/15/18	1,070	1,096
University of Nebraska Student Health &
Recreation Project Revenue	4.000%	5/15/19	1,110	1,169
				96,902
Nevada (0.7%)
Clark County NV Airport Improvement Revenue
VRDO	0.810%	8/7/17 LOC	1,240	1,240
Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.840%	8/7/17 LOC	23,950	23,950
Clark County NV School District GO	5.000%	6/15/20	48,275	53,387
Humboldt County NV Pollution Control Revenue
(Sierra Pacific Power Co.) PUT	1.250%	6/3/19	1,750	1,751
Nevada GO	5.000%	4/1/19	16,405	17,494
				97,822
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/18	450	468
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/19	600	641
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/20	1,265	1,387
1 New Hampshire Health & Education Facilities
Authority Revenue (LRGHealthcare) TOB
VRDO	0.850%	8/7/17	15,645	15,645

	New Hampshire Health & Education Facilities
	Authority Revenue (Southern New Hampshire
	Medical Center)	3.000%	10/1/19	1,230	1,269
	New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20 (Prere.)	2,005	2,239
					21,649
New Jersey (3.1%)
	Camden County NJ Improvement Authority
	Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/18	2,775	2,829
	Camden County NJ Improvement Authority
	Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/19	3,050	3,212
1,2 Eaton Vance New Jersey Municipal Bond Fund
	II	1.820%	7/1/19	8,700	8,699
	Gloucester County NJ Improvement Authority
	Revenue (Rowan University)	5.000%	11/1/21 (4)	2,000	2,291
	Gloucester County NJ Improvement Authority
	Revenue (Rowan University)	5.000%	11/1/22 (4)	1,700	1,989
	Howell Township NJ BAN	2.000%	10/19/17	11,850	11,875
	Monmouth County NJ GO	4.000%	1/15/18	1,350	1,370
	Monmouth County NJ Improvement Authority
	Revenue (Pooled Government Loan)	5.000%	12/1/20	2,575	2,901
	Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,085
	Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,129
	New Jersey Economic Development Authority
	Revenue	5.000%	3/1/18	14,425	14,680
	New Jersey Economic Development Authority
	Revenue	5.000%	6/15/19	50,000	52,376
	New Jersey Economic Development Authority
	Revenue	5.000%	6/15/21	5,000	5,358
	New Jersey Economic Development Authority
	Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,317
1	New Jersey Economic Development Authority
	Revenue (School Facilities Construction) TOB
	VRDO	0.870%	8/7/17 LOC	9,805	9,805
1	New Jersey Economic Development Authority
	Revenue (School Facilities Construction) TOB
	VRDO	0.870%	8/7/17 LOC	18,310	18,310
	New Jersey Educational Facilities Authority
	Revenue (Princeton University)	5.000%	7/1/20	2,000	2,229
	New Jersey Educational Facilities Authority
	Revenue (Princeton University)	5.000%	7/1/20	1,345	1,499
	New Jersey Educational Facilities Authority
	Revenue (Princeton University)	5.000%	7/1/21	1,000	1,149
	New Jersey Educational Facilities Authority
	Revenue (Princeton University)	5.000%	7/1/22	4,980	5,882
	New Jersey Educational Facilities Authority
	Revenue (Seton Hall University)	5.000%	7/1/21	265	299
	New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (ETM)	4,550	4,711
	New Jersey Health Care Facilities Financing
	Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18 (ETM)	2,390	2,480
	New Jersey Health Care Facilities Financing
	Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	110	114
	New Jersey Health Care Facilities Financing
	Authority Revenue (Princeton Healthcare
	System)	5.000%	7/1/20	2,100	2,306

New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	3.000%	7/1/18	1,300	1,318
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/19	1,200	1,253
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/20	1,000	1,060
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	4.000%	7/1/18	750	769
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,102
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,070
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.780%	8/7/17 LOC	4,000	4,000
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	1.040%	8/7/17	5,000	5,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	1.000%	11/1/17	3,100	3,100
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	1.050%	5/1/18	7,000	6,998
New Jersey Transportation Corp. GAN	5.000%	9/15/17	14,500	14,574
New Jersey Transportation Corp. GAN	5.000%	9/15/18	16,345	16,912
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	39,050	41,109
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	42,510	45,522
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	27,350	28,212
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/18	6,000	6,157
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.750%	6/15/18	7,140	7,373
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.820%	12/15/19	35,000	34,529
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	13,425	13,615
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	9,070	9,307
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.870%	8/7/17 LOC	15,350	15,350
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	1.090%	8/7/17	10,850	10,850
2 New Jersey Turnpike Authority Revenue PUT	1.500%	1/1/18	5,000	5,002
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.870%	8/7/17 LOC	7,730	7,730
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.900%	8/7/17 LOC	8,635	8,635
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.920%	8/7/17 (4)	6,500	6,500
				460,942
New Mexico (0.7%)
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,504

2	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	1.392%	2/1/18	5,010	5,015
2	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	1.442%	8/1/18	5,200	5,194
2	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	1.472%	2/1/19	200	199
2	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue PUT	1.572%	8/1/19	56,525	56,441
	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue PUT	5.000%	8/1/19	5,000	5,349
	New Mexico Severance Tax Revenue	4.000%	7/1/18 (Prere.)	16,245	16,698
4	New Mexico Severance Tax Revenue	5.000%	7/1/21	7,925	9,071
					102,471
New York (15.7%)
1	Battery Park City Authority New York Revenue
	TOB VRDO	0.800%	8/1/17 LOC	19,600	19,600
	Binghamton NY City School District BAN	2.500%	11/17/17	6,000	6,027
	Brookhaven NY Local Development Corp.
	Revenue (Jefferson's Ferry Project)	2.000%	11/1/17	500	501
	Brookhaven NY Local Development Corp.
	Revenue (Jefferson's Ferry Project)	4.000%	11/1/18	580	598
	Brookhaven NY Local Development Corp.
	Revenue (Jefferson's Ferry Project)	5.000%	11/1/19	325	349
	Brookhaven NY Local Development Corp.
	Revenue (Jefferson's Ferry Project)	5.000%	11/1/20	650	715
	Brookhaven NY Local Development Corp.
	Revenue (Jefferson's Ferry Project)	5.000%	11/1/21	500	563
	Brooklyn NY Local Development Corp. PILOT
	Revenue (Brooklyn Events Center)	5.000%	7/15/20	500	547
	Buffalo & Erie County NY Industrial Land
	Development Corp. Revenue	5.000%	11/15/18	1,000	1,042
	Buffalo & Erie County NY Industrial Land
	Development Corp. Revenue	5.000%	11/15/19	680	728
	Central Islip NY Union Free School District BAN	2.000%	8/16/17	8,500	8,503
1,2 Eaton Vance New York Municipal Bond Fund II		1.670%	7/1/19	5,750	5,749
1	Hudson Yards Infrastructure Corp. New York
	Revenue TOB VRDO	0.870%	8/7/17 LOC	6,065	6,065
	Long Island NY Power Authority Electric System
	Revenue	5.000%	9/1/17	9,950	9,985
2	Long Island NY Power Authority Electric System
	Revenue PUT	1.739%	11/1/18	17,000	17,069
	Maine-Endwell NY Central School District BAN	3.000%	6/29/18	16,265	16,521
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/18	2,000	2,062
	Mount Vernon City School District BAN	2.000%	8/18/17	8,560	8,563
	Nassau County NY Local Economic Assistance
	& Financing Corp. Revenue (Catholic Health
	Services)	5.000%	7/1/19	1,305	1,395
	Nassau County NY Local Economic Assistance
	Corp. Revenue (Catholic Health Services of
	Long Island Obligated Group Project)	4.000%	7/1/18	800	820
	Nassau County NY Local Economic Assistance
	Corp. Revenue (Catholic Health Services of
	Long Island Obligated Group Project)	4.000%	7/1/19	375	394
	New York City NY GO	4.000%	8/1/17	5,705	5,705
	New York City NY GO	5.000%	8/1/17	3,715	3,715

New York City NY GO	5.000%	8/1/17	7,280	7,280
New York City NY GO	5.000%	8/1/17	10,000	10,000
New York City NY GO	5.000%	8/1/17 (ETM)	445	445
New York City NY GO	5.000%	8/1/17	3,860	3,860
New York City NY GO	0.950%	8/2/17 (4)	20,000	20,000
New York City NY GO	0.750%	8/3/17 (4)	39,200	39,200
New York City NY GO	0.500%	8/4/17 (4)	5,000	5,000
New York City NY GO	1.100%	8/4/17 (12)	1,300	1,300
New York City NY GO	0.750%	8/7/17 (4)	6,350	6,350
New York City NY GO	1.190%	8/7/17 (12)	36,100	36,100
New York City NY GO	5.000%	8/1/18	3,250	3,383
New York City NY GO	5.000%	8/1/19	6,190	6,676
New York City NY GO	5.000%	8/1/19	15,425	16,635
New York City NY GO	5.000%	8/1/21	12,180	13,969
New York City NY GO	5.000%	8/1/21	1,095	1,256
New York City NY GO VRDO	0.770%	8/1/17	2,000	2,000
New York City NY GO VRDO	0.780%	8/7/17 LOC	58,100	58,100
New York City NY GO VRDO	0.780%	8/7/17 LOC	50,340	50,340
New York City NY GO VRDO	0.780%	8/7/17 LOC	26,305	26,305
New York City NY GO VRDO	0.800%	8/7/17 LOC	45,300	45,300
New York City NY GO VRDO	0.800%	8/7/17 LOC	15,050	15,050
New York City NY GO VRDO	0.810%	8/7/17 LOC	5,300	5,300
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.850%	11/1/17	4,040	4,040
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,390
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	12,010	12,012
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	11/1/18	27,500	27,503
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	13,090	13,093
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,109
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	24,685	24,692
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	3,005	3,006
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.900%	5/1/21	5,000	5,036
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.700%	7/1/21	5,000	5,038
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.820%	8/7/17 LOC	35,580	35,580
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Lexington Courts) VRDO	0.850%	8/7/17 LOC	10,525	10,525
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,511
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,762
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,995
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,100	3,149

1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.850%	8/7/17	18,500	18,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.770%	8/1/17	2,000	2,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.800%	8/7/17	12,695	12,695
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.810%	8/7/17	6,800	6,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.820%	8/7/17	7,835	7,835
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.840%	8/7/17	59,590	59,590
New York City NY Transitional Finance Authority
Future Tax Revenue	1.140%	8/4/17 (4)	61,150	61,150
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (Prere.)	11,805	11,927
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (ETM)	12,005	12,131
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	14,265	14,417
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/19 (ETM)	1,300	1,404
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	18,700	20,374
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,110	2,299
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	6,825	7,682
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.720%	8/1/17	5,400	5,400
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.780%	8/7/17	18,200	18,200
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.810%	8/7/17 LOC	16,400	16,400
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17 (ETM)	6,250	6,250
1 New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters) TOB VRDO	1.120%	8/7/17	5,000	5,000
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.850%	8/7/17	27,435	27,435
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.870%	8/7/17	37,805	37,805
2 New York Metropolitan Transportation Authority
Revenue	1.652%	11/1/17	2,950	2,954
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	1,190	1,205
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	12,653
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,055	4,268

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	3,500	3,684
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.190%	11/1/18	2,000	2,000
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.270%	11/1/19	2,875	2,875
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.400%	11/1/19	21,000	21,064
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,215
1 New York Metropolitan Transportation Authority
Revenue (Transit Revenue) TOB VRDO	0.920%	8/7/17	11,250	11,250
2 New York Metropolitan Transportation Authority
Revenue PUT	1.172%	11/1/17	27,310	27,307
2 New York Metropolitan Transportation Authority
Revenue PUT	1.180%	11/15/17	49,600	49,585
2 New York Metropolitan Transportation Authority
Revenue PUT	1.447%	5/15/18 (4)	10,750	10,784
2 New York Metropolitan Transportation Authority
Revenue PUT	1.122%	11/1/19	12,795	12,786
2 New York Metropolitan Transportation Authority
Revenue PUT	1.522%	2/1/20	9,500	9,561
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	69,000	75,260
2 New York Metropolitan Transportation Authority
Revenue PUT	1.417%	4/6/20 (4)	6,500	6,527
2 New York Metropolitan Transportation Authority
Revenue PUT	1.400%	6/1/20	87,500	87,420
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.870%	8/7/17	12,500	12,500
New York Metropolitan Transportation Authority
Revenue VRDO	0.780%	8/7/17 LOC	18,940	18,940
New York Metropolitan Transportation Authority
Revenue VRDO	0.830%	8/7/17 LOC	18,500	18,500
4 New York NY GO	5.000%	8/1/19	16,000	17,240
4 New York NY GO	5.000%	8/1/20	15,000	16,695
4 New York NY GO	5.000%	8/1/21	31,040	35,570
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/19	4,275	4,647
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/20	1,125	1,264
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/18	1,000	1,036
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	2,500	2,575
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	4.000%	12/1/17	6,200	6,248
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	4.000%	12/1/18	1,300	1,336
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	4.000%	12/1/19	1,500	1,566
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	10,120	10,764

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	16,215	17,247
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	1,000	1,064
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	9,765	10,515
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	4,750	5,238
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,805	14,518
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	8,000	9,070
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.840%	8/7/17 (Prere.)	565	565
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	3,445	3,469
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,300	3,323
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (15)	500	504
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,160	2,262
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,047
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	370	387
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	630	647
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/19 (ETM)	600	648
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/19	1,025	1,069
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	13,100	13,440
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	39,070	40,085
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/19	31,555	33,641
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	15,085	16,809
New York State Housing Finance Agency
Affordable Housing Revenue	0.900%	11/1/17	3,000	2,999
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	2,410	2,412
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	3,900	3,903
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	1,250	1,251
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	2,500	2,503
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	6,250	6,258
New York State Housing Finance Agency
Affordable Housing Revenue	1.900%	5/1/21	14,210	14,309
New York State Housing Finance Agency
Housing Revenue	0.900%	11/1/17	5,000	5,001

New York State Housing Finance Agency
Housing Revenue	1.375%	11/1/19	2,000	2,000
New York State Housing Finance Agency
Housing Revenue	1.600%	5/1/21	3,900	3,908
New York State Housing Finance Agency
Housing Revenue	1.650%	11/1/21	8,500	8,515
New York State Housing Finance Agency
Housing Revenue	1.650%	11/1/21	9,005	9,039
New York State Housing Finance Agency
Housing Revenue (10 Barclay Street) VRDO	0.840%	8/7/17 LOC	55,400	55,400
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.840%	8/7/17 LOC	37,000	37,000
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.820%	8/7/17 LOC	21,495	21,495
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.850%	8/7/17 LOC	55,900	55,900
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.840%	8/7/17 LOC	51,700	51,700
New York State Housing Finance Agency
Revenue	1.050%	5/1/19	850	849
New York State Housing Finance Agency
Revenue	1.100%	11/1/19	1,000	997
New York State Housing Finance Agency
Revenue	1.250%	5/1/20	7,500	7,502
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.850%	8/7/17 LOC	2,920	2,920
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.820%	8/7/17 LOC	5,475	5,475
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.850%	8/7/17 LOC	18,300	18,300
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/19	2,365	2,431
New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,525
New York State Thruway Authority Revenue	5.000%	5/1/19	41,875	44,745
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	3,900	4,161
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	19,195	21,817
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	13,200	15,003
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	9,765	11,408
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/20	1,500	1,591
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.810%	8/7/17	6,265	6,265
North Syracuse NY Central School District BAN	2.000%	8/11/17	4,448	4,449
North Syracuse NY Central School District
Revenue	2.250%	6/28/18	5,000	5,049
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.900%	8/7/17 LOC	36,000	36,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.940%	8/7/17 LOC	23,500	23,500
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph's Hospital & Health
Center)	5.000%	7/1/19 (ETM)	500	526

Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project) VRDO	0.810%	8/7/17 LOC	12,125	12,125
Oyster Bay NY GO	3.250%	8/1/17	4,155	4,155
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/18 (4)	2,855	2,860
Tobacco Settlement Financing Corp. New York
Revenue	3.000%	6/1/18	9,625	9,706
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/18	1,000	1,021
Tobacco Settlement Financing Corp. New York
Revenue	4.000%	6/1/19	6,000	6,221
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	5,000	5,409
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	1,500	1,592
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	3,435	3,816
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	1,000	1,074
2 Triborough Bridge & Tunnel Authority New York
Revenue	1.170%	1/1/18 (4)	5,000	4,998
2 Triborough Bridge & Tunnel Authority New York
Revenue	1.260%	1/1/19 (4)	1,800	1,799
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	1.222%	2/1/19	10,350	10,330
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.840%	8/7/17 LOC	30,135	30,135
Westchester County NY GO	5.000%	1/1/19	500	529
Westchester County NY GO	5.000%	1/1/20	3,350	3,673
Westchester County NY GO	5.000%	1/1/21	1,550	1,755
Windsor Central School District BAN	1.500%	8/18/17	7,250	7,251
Yonkers NY GO	3.000%	8/15/17	510	510
				2,306,692
North Carolina (1.9%)
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/19	2,750	2,970
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/20	3,345	3,732
Charlotte NC GO	5.000%	12/1/17	5,335	5,411
Charlotte NC GO	3.000%	7/1/18	3,015	3,075
Charlotte NC GO	5.000%	7/1/18	5,000	5,190
Charlotte NC GO	5.000%	12/1/18	4,000	4,218
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/19	1,350	1,475
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	2,310	2,572
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	4.000%	1/15/18	4,105	4,162
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/19	3,575	3,778
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.850%	8/7/17	10,805	10,805
East Carolina University North Carolina
Revenue	5.000%	10/1/19	3,525	3,826

East Carolina University North Carolina
Revenue	5.000%	10/1/20	3,660	4,094
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/19	3,500	3,723
Guilford County NC GO	4.000%	2/1/20	3,360	3,608
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.880%	8/7/17 (4)	4,920	4,920
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.890%	8/7/17 (4)	9,635	9,635
Mecklenburg County NC GO	5.000%	8/1/18	4,000	4,165
Mecklenburg County NC GO	5.000%	12/1/18	4,780	5,040
Mecklenburg County NC GO	4.000%	12/1/19	1,200	1,284
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/17	2,585	2,599
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/18	1,480	1,531
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/20	1,000	1,117
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/21	1,000	1,147
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	1.050%	9/1/17	23,750	23,750
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	2,245	2,373
North Carolina GO	5.000%	3/1/18	4,770	4,884
North Carolina GO	5.000%	3/1/19	3,865	4,113
North Carolina GO	5.000%	5/1/19	6,835	7,318
North Carolina GO	5.000%	5/1/19	1,525	1,633
North Carolina GO	5.000%	6/1/19	6,145	6,599
North Carolina GO	5.000%	5/1/20	2,300	2,548
North Carolina GO	5.000%	5/1/20	1,035	1,147
North Carolina GO	5.000%	6/1/20	2,840	3,155
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	4.000%	10/1/17	3,725	3,744
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/18	3,780	3,947
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group) VRDO	0.850%	8/7/17	15,000	15,000
2 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	1.560%	12/1/17	7,655	7,652
North Carolina Medical Care Commission
Hospital (Moses Cone Health System) VRDO	0.810%	8/7/17	9,000	9,000
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	1.170%	2/26/18	12,625	12,625
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/18	500	512

	North Carolina Medical Care Commission
	Retirement Facilities Revenue (Southminster
	Inc.)	5.000%	10/1/20	670	716
	North Carolina Turnpike Authority Revenue	5.000%	1/1/20	650	704
	North Carolina Turnpike Authority Revenue	5.000%	1/1/21	700	779
	North Carolina Turnpike Authority Revenue	5.000%	1/1/22	500	570
	Orange County NC Public Facilities Co.
	Revenue	5.000%	10/1/18	1,695	1,776
1,2 Raleigh NC Combined Enterprise System
	Revenue TOB PUT	0.870%	8/3/17	8,230	8,230
	Raleigh NC Combined Enterprise System
	Revenue VRDO	0.830%	8/7/17	20,805	20,805
	Wake County NC GO	5.000%	9/1/17	4,000	4,014
	Wake County NC GO	5.000%	5/1/18	1,050	1,083
	Wake County NC GO	5.000%	3/1/19	22,555	24,004
	Wake County NC GO	5.000%	3/1/21	1,645	1,871
	Wake County NC GO	5.000%	3/1/21	2,395	2,724
	Wake County NC GO	5.000%	4/1/21	2,400	2,736
					274,089
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue
	(Altru Health System Obligated Group)	5.000%	12/1/18	350	367
	Grand Forks ND Health Care System Revenue
	(Altru Health System Obligated Group)	5.000%	12/1/19	150	162
	Grand Forks ND Health Care System Revenue
	(Altru Health System Obligated Group)	5.000%	12/1/20	750	833
	Grand Forks ND Health Care System Revenue
	(Altru Health System Obligated Group)	5.000%	12/1/21	650	739
1	North Dakota Public Finance Authority Revenue
	TOB VRDO	0.910%	8/7/17	5,095	5,095
					7,196
Ohio (2.6%)
	Akron OH Bath & Copley Joint Township
	Hospital District Revenue (Summa Health
	System Obligated Group)	5.000%	11/15/17	1,000	1,010
	Akron OH Bath & Copley Joint Township
	Hospital District Revenue (Summa Health
	System Obligated Group)	5.000%	11/15/20	1,460	1,600
	Akron OH Income Tax Revenue	2.500%	12/13/17	11,000	11,053
	Akron OH Income Tax Revenue (Packaging
	Facilities)	5.000%	12/1/17	2,875	2,915
	Akron OH Income Tax Revenue (Packaging
	Facilities)	5.000%	12/1/18	1,145	1,205
	Akron OH Income Tax Revenue (Packaging
	Facilities)	5.000%	12/1/19	1,590	1,731
	American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,595	1,633
	American Municipal Power Ohio Inc. Revenue
	(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,512
	American Municipal Power Ohio Inc. Revenue
	(Prairie State Energy Campus Project)	5.250%	2/15/18 (Prere.)	2,135	2,185
	American Municipal Power Ohio Inc. Revenue
	(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	24,250	25,671
1	American Municipal Power Ohio Inc. Revenue
	(Prairie State Energy Campus Project) TOB
	VRDO	0.890%	8/7/17 (12)(Prere.)	10,495	10,495
	Centerville OH Health Care Revenue
	(Graceworks Lutheran Services)	5.000%	11/1/20	275	297

Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/21	285	312
Central Ohio Solid Waste Authority GO	4.000%	12/1/17	1,525	1,541
Central Ohio Solid Waste Authority GO	4.000%	12/1/17 (ETM)	150	152
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/21	925	1,054
Cleveland OH Airport System Revenue	5.000%	1/1/18 (4)	340	346
Cleveland OH Airport System Revenue	5.000%	1/1/19 (4)	410	432
Cleveland OH Airport System Revenue	5.000%	1/1/20 (4)	430	468
Columbus OH GO	5.000%	2/15/18	10,000	10,224
Columbus OH GO	5.000%	8/15/18	1,250	1,304
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	3.000%	12/1/17	470	473
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/18	1,000	1,052
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/18	1,000	1,027
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.820%	8/7/17	17,190	17,190
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/18	280	283
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/19	560	578
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/20	575	603
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/18	525	532
1 Hamilton County OH Hospital Facilities Revenue
(UC Health) TOB VRDO	0.900%	8/7/17 LOC	11,395	11,395
Hamilton County OH Sales Tax Revenue	4.000%	12/1/18	1,500	1,560
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18	2,900	3,055
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19	3,000	3,271
1 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	0.890%	8/7/17	23,200	23,200
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/19	810	868
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	1.000%	8/7/17 (Prere.)	10,460	10,460
1 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.970%	8/7/17	4,000	4,000
Newark OH BAN	2.000%	11/7/17	2,050	2,054
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.100%	3/1/19	3,000	1,343
Ohio Common Schools GO	5.000%	3/15/18	10,860	11,142
Ohio Common Schools GO	5.000%	9/15/20	5,000	5,599
Ohio GO VRDO	0.820%	8/7/17	1,585	1,585
Ohio Higher Education GO	5.000%	5/1/20	10,520	11,639
Ohio Higher Education GO	5.000%	5/1/21	11,050	12,604
Ohio Higher Education GO	5.000%	5/1/22	5,800	6,796
4 Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/19	1,500	1,628
4 Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/20	1,500	1,681
4 Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/21	1,045	1,202

Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.940%	8/1/17	13,250	13,250
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.970%	8/7/17	7,250	7,250
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.970%	8/7/17	8,375	8,375
Ohio Revitalization Revenue	5.000%	4/1/18 (Prere.)	1,000	1,027
Ohio Solid Waste Revenue (Republic Services
Inc. Project) PUT	1.050%	9/1/17	4,750	4,750
Ohio State University General Receipts
Revenue VRDO	0.770%	8/7/17	7,455	7,455
Ohio State University General Receipts
Revenue VRDO	0.770%	8/7/17	106,340	106,340
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	3.000%	5/15/19	10,540	4,717
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/18	6,660	6,893
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	3,880	4,094
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/17 (ETM)	2,215	2,247
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/18 (ETM)	1,510	1,596
Sandusky OH BAN	2.000%	10/5/17	1,500	1,502
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18	750	766
Toledo OH GO	4.000%	12/1/18 (4)	1,880	1,951
University of Akron Ohio General Receipts
Revenue	4.000%	1/1/19	1,000	1,040
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/18	1,555	1,609
				388,822
Oklahoma (0.3%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/18	1,325	1,371
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,410
Comanche County OK Hospital Authority
Revenue	5.000%	7/1/18	2,990	3,049
Norman OK Regional Hospital Authority
Revenue	3.000%	9/1/17	1,000	1,002
Norman OK Regional Hospital Authority
Revenue	4.000%	9/1/18	1,000	1,028
Norman OK Regional Hospital Authority
Revenue	4.000%	9/1/19	2,000	2,100
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/20	1,170	1,285
Oklahoma City OK GO	4.000%	3/1/18	2,480	2,525
Oklahoma City OK GO	4.000%	3/1/19	2,775	2,908
Oklahoma City OK GO	5.000%	3/1/19	4,080	4,339
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.500%	8/15/18 (Prere.)	7,000	7,331

	Oklahoma GO	5.000%	7/15/18	4,165	4,331
	Oklahoma GO	5.000%	7/15/18	1,480	1,539
	Oklahoma Water Resources Board Revolving
	Fund Revenue	5.000%	4/1/19	3,000	3,202
	Oklahoma Water Resources Board Revolving
	Fund Revenue	5.000%	4/1/21	1,405	1,601
	Tulsa County OK Industrial Authority Housing
	Revenue (St. Thomas Square & Worthington
	Townhouse Apartment Project) PUT	1.250%	8/1/18	5,750	5,750
					45,771
Oregon (0.7%)
	Multnomah County OR School District GO	5.000%	6/15/18	10,000	10,363
	Oregon Department of Transportation Highway
	User Tax Revenue	5.000%	11/15/21	6,000	6,950
1	Oregon Department of Transportation Highway
	User Tax Revenue TOB VRDO	0.920%	8/7/17	5,000	5,000
	Oregon Facilities Authority Revenue
	(PeaceHealth) VRDO	0.820%	8/7/17 LOC	5,200	5,200
2	Oregon Facilities Authority Revenue
	(Providence Health & Services) PUT	1.700%	10/1/17	8,750	8,749
	Oregon GO	5.000%	5/1/18	1,500	1,547
	Oregon GO	5.000%	5/1/18	1,125	1,160
	Oregon GO	5.000%	11/1/18	3,750	3,943
	Oregon GO	3.000%	5/1/19	2,500	2,590
	Oregon GO	3.000%	6/1/19	1,000	1,038
	Oregon GO	3.000%	11/1/19	1,000	1,045
	Oregon GO	5.000%	5/1/20	2,725	3,019
	Oregon GO	5.000%	8/1/20	3,300	3,686
	Oregon GO	5.000%	11/1/20	3,100	3,487
	Oregon GO	5.000%	8/1/21	1,750	2,014
	Oregon GO	4.000%	11/1/21	3,610	4,031
	Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,037
	Tri-County Metropolitan Transportation District
	of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	9,820	9,842
	Tri-County Metropolitan Transportation District
	of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,490	4,497
	Tri-County Metropolitan Transportation District
	of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	13,520	13,564
	Tri-County Metropolitan Transportation District
	of Oregon Capital Grant Receipt Revenue	3.000%	11/1/19	4,835	4,910
	Washington County OR GO	5.000%	3/1/19	2,365	2,518
					100,190
Pennsylvania (4.4%)
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	5/15/18	1,000	1,032
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	1.504%	2/1/21	5,850	5,849
1,2 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	1.000%	9/1/17 LOC	10,000	10,000
1,2 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	1.000%	10/2/17 LOC	10,075	10,075

1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.800%	8/1/17 LOC	9,510	9,510
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.800%	8/1/17 LOC	5,700	5,700
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/22	1,875	2,027
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.850%	8/7/17	8,420	8,420
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.850%	8/7/17	9,750	9,750
2 Bethlehem PA Area School District Authority
Revenue PUT	1.293%	1/1/18	3,990	3,991
Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	657
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	523
Bucks County PA GO	5.000%	5/1/18	500	516
Bucks County PA GO	5.000%	5/1/19	1,500	1,607
Bucks County PA Water & Sewer Authority
Water System Revenue	2.000%	6/1/18 (15)	500	504
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/18 (15)	1,025	1,049
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/19 (15)	500	524
Butler County PA General Authority Revenue
(South Park School District Project) VRDO	0.860%	8/7/17 (4)	7,850	7,850
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/22 (15)	1,725	2,012
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/18	920	943
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/19	970	1,017
Coatesville PA School District GO	4.000%	8/1/20 (4)	325	348
Coatesville PA School District GO	5.000%	8/1/21 (4)	1,270	1,434
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/19	1,250	1,312
Delaware County PA GO	5.000%	10/1/19	3,000	3,261
Delaware County PA GO	5.000%	10/1/20	2,680	3,005
2 Downingtown PA Area School District GO PUT	1.520%	5/1/19	5,075	5,079
Erie PA GO	4.000%	11/15/17 (4)	3,000	3,026
2 Hempfield PA School District GO PUT	1.372%	8/1/19	8,865	8,826
Hempfield PA School District GO VRDO	1.342%	8/1/19	1,905	1,895
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	2.500%	12/15/17	3,075	3,093
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/18	600	616
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/19	500	536

Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/20	820	906
Lower Merion PA School District GO	4.000%	9/15/17	565	567
Lower Merion PA School District GO	4.000%	9/15/18	3,670	3,797
Lower Merion PA School District GO	5.000%	9/15/19	4,535	4,917
2 Manheim Township PA School District GO PUT	1.235%	5/1/18	6,850	6,834
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	4.000%	7/1/18	1,100	1,128
Montgomery County PA GO	5.000%	4/1/19	1,840	1,963
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	1,000	1,067
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/18	1,000	1,027
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	500	524
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/18	1,000	1,015
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/19	2,805	2,931
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,041
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	4,988
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	10,000	9,985
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/21	725	809
1 Mount Lebanon PA School District GO TOB
VRDO	0.890%	8/7/17	15,500	15,500
2 North Penn PA Water Authority Revenue	1.092%	11/1/17	1,100	1,100
2 North Penn PA Water Authority Revenue	1.172%	11/1/18	700	698
2 North Penn PA Water Authority Revenue PUT	1.322%	11/1/19	2,500	2,489
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	4.000%	8/15/19	1,340	1,406
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,099
2 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	2.220%	8/15/20	8,125	8,132
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.840%	8/7/17	4,850	4,850
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.840%	8/7/17	5,250	5,250

Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.050%	10/2/17	2,500	2,500
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/19	4,830	5,201
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/20	7,290	7,857
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	5,265	5,669
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/22	4,140	4,153
Pennsylvania GO	5.000%	7/1/18	2,675	2,775
Pennsylvania GO	5.000%	8/15/18	15,170	15,806
Pennsylvania GO	5.000%	8/15/18	48,540	50,574
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.820%	8/7/17 LOC	1,570	1,570
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/17	7,000	7,012
Pennsylvania Higher Educational Facilities
Authority Revenue (York College) PUT	1.500%	5/1/18	2,500	2,501
Pennsylvania Higher Educational Facilities
Authority Revenue (York College) PUT	2.250%	4/30/20	2,410	2,420
Pennsylvania State University Revenue	4.000%	9/1/17	785	787
Pennsylvania State University Revenue	4.000%	9/1/17	1,680	1,685
Pennsylvania State University Revenue	5.000%	9/1/18	815	851
Pennsylvania State University Revenue	5.000%	9/1/18	2,850	2,977
Pennsylvania State University Revenue	5.000%	9/1/19	500	541
Pennsylvania State University Revenue	5.000%	9/1/19	4,200	4,546
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/18	1,250	1,313
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/19	1,260	1,366
2 Pennsylvania Turnpike Commission Revenue	1.270%	12/1/17	15,100	15,103
2 Pennsylvania Turnpike Commission Revenue	1.420%	12/1/17	10,405	10,403
2 Pennsylvania Turnpike Commission Revenue	1.459%	12/1/17	59,405	59,405
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (12)	2,650	2,736
2 Pennsylvania Turnpike Commission Revenue	1.420%	12/1/18	8,750	8,766
2 Pennsylvania Turnpike Commission Revenue	1.559%	12/1/18	16,940	16,886
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	1,320	1,409
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10,080	10,874
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	22,000	23,913
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/20	18,520	20,361
2 Pennsylvania Turnpike Commission Revenue
PUT	1.620%	12/1/18	6,500	6,500
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.900%	8/7/17	5,075	5,075
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.070%	8/7/17	1,880	1,880
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.070%	8/7/17	5,595	5,595
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	4.000%	12/1/17	4,190	4,234

Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,658
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,753
Philadelphia PA Gas Works Revenue	5.000%	10/1/17	4,500	4,530
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	2,645	2,663
Philadelphia PA Gas Works Revenue	5.000%	10/1/18	7,500	7,825
Philadelphia PA Gas Works Revenue	5.000%	10/1/18 (2)	2,355	2,371
Philadelphia PA Gas Works Revenue	5.000%	10/1/19	6,500	6,990
Philadelphia PA Gas Works Revenue	5.000%	10/1/20	3,500	3,864
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	2,250	2,596
Philadelphia PA GO VRDO	0.820%	8/7/17 LOC	14,550	14,550
Philadelphia PA School District GO	5.000%	9/1/17	5,095	5,110
Philadelphia PA School District GO	5.000%	9/1/17	1,000	1,003
Philadelphia PA School District GO	5.000%	9/1/18	6,400	6,620
Philadelphia PA School District GO	5.000%	9/1/18	1,000	1,034
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,857
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,857
Philadelphia PA School District GO	5.000%	9/1/20	2,975	3,217
Philadelphia PA School District GO	5.000%	9/1/20	4,000	4,326
Philadelphia PA Water & Waste Water Revenue
VRDO	0.790%	8/7/17 LOC	1,395	1,395
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.890%	8/7/17 (4)	35,400	35,400
Pittsburgh PA GO	5.000%	9/1/21	500	571
4 Reading PA School District GO	5.000%	3/1/22 (4)	540	615
Scranton PA School District GO	4.000%	6/1/18	350	356
Scranton PA School District GO	5.000%	6/1/19	500	526
Scranton PA School District GO	5.000%	6/1/20	645	693
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/18 (15)	500	523
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/19	3,395	3,680
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/20	3,515	3,937
2 University Area Joint Authority Pennsylvania
Sewer Revenue PUT	1.220%	11/1/17	2,900	2,900
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	4.000%	7/1/19	1,685	1,740
				648,414
Rhode Island (0.5%)
Narragansett RI Commission Wastewater
System Revenue VRDO	0.790%	8/7/17 LOC	20,600	20,600
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Rhode Island School of Design) VRDO	0.790%	8/7/17 LOC	18,705	18,705
Rhode Island Health & Educational Building
Corp. Higher Education Facility Revenue
(Rhode Island School of Design) VRDO	0.810%	8/7/17 LOC	11,350	11,350
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/17 (ETM)	2,640	2,649
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18	2,990	3,090

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18 (ETM)	1,325	1,382
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/18	1,250	1,283
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/19	1,760	1,860
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/20	1,500	1,623
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/18 (4)	5,535	5,610
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/18	1,500	1,544
				69,696
South Carolina (0.8%)
2 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	1.527%	1/1/18	8,770	8,782
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/18	700	737
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/19	1,000	1,079
Myrtle Beach SC Tax Increase Revenue (Myrtle
Beach Air Force Base Redevelopment
Project)	5.000%	10/1/20	1,000	1,104
Richland County SC School District No. 2 GO	5.000%	4/1/19	5,525	5,893
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/17	2,305	2,336
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/18	1,000	1,051
South Carolina GO	5.000%	4/1/18	1,975	2,030
South Carolina GO	5.000%	4/1/18	635	653
South Carolina GO	5.000%	4/1/18	765	786
South Carolina GO	4.000%	4/1/19	1,170	1,230
South Carolina GO	5.000%	4/1/19	2,610	2,786
South Carolina GO	5.000%	4/1/19	2,520	2,690
South Carolina GO	5.000%	4/1/19	745	795
South Carolina GO	5.000%	4/1/19	665	710
South Carolina GO	5.000%	4/1/19	805	859
South Carolina GO	4.000%	4/1/20	1,535	1,656
South Carolina GO	5.000%	8/1/20	10,000	11,168
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/20	1,310	1,429
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/21	1,900	2,130
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	650	650
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	870	902

South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System) VRDO	0.820%	8/7/17 LOC	22,700	22,700
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	7,205	7,667
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	3,525	3,905
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	21,000	23,264
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	1,100	1,246
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.970%	8/7/17	6,310	6,310
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	4.000%	12/1/17 (15)	675	681
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	4.000%	12/1/18 (15)	1,715	1,774
				119,003
South Dakota (0.0%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/17	500	503
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/17	450	452
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/18	500	512
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/18	800	829
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/19	395	420
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/19	600	651
				3,367
Tennessee (1.1%)
Chattanooga TN Electric System Revenue	5.000%	9/1/18	2,375	2,481
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	4.000%	4/1/18	2,000	2,039
Johnson City TN Health & Educational Facilities
Board Hospital Revenue (STS Health
Alliance) VRDO	0.820%	8/7/17 LOC	32,060	32,060
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,069
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	3.000%	4/1/18	400	404
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	4.000%	4/1/19	400	415
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/19	385	411
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/20	395	428

Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/20	1,000	1,096
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	4.000%	4/1/21	635	680
Memphis TN Electric System Revenue	5.000%	12/1/17	5,230	5,304
Memphis TN GO	5.000%	11/1/19	4,720	5,137
Metropolitan Government of Nashville &
Davidson County TN GO	5.500%	7/1/19	13,640	14,816
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) PUT	1.550%	11/3/20	12,700	12,744
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.790%	8/1/17 LOC	3,700	3,700
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.790%	8/1/17 LOC	10,665	10,665
Murfreesboro TN GO	5.000%	6/1/19	2,160	2,319
Shelby County TN GO	4.000%	4/1/18	600	613
Shelby County TN GO	5.000%	4/1/18	4,085	4,199
Shelby County TN GO	5.000%	4/1/18	7,060	7,257
Shelby County TN GO	5.000%	4/1/19	750	800
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/20	1,000	1,101
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	3,165	3,175
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	5,150	5,238
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	8,815	9,262
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	15,000	16,149
Tennessee GO	5.000%	10/1/18	1,030	1,080
Tennessee GO	5.000%	8/1/19	8,150	8,806
Williamson County TN GO	5.000%	4/1/19	4,070	4,343
				159,791
Texas (13.1%)
Aldine TX Independent School District GO	4.000%	2/15/18	1,755	1,785
Aldine TX Independent School District GO	5.000%	2/15/19	2,320	2,463
Aldine TX Independent School District GO	5.000%	2/15/20	8,875	9,747
Arlington TX Independent School District GO	4.000%	2/15/18	1,375	1,399
Arlington TX Independent School District GO	4.000%	2/15/19	1,225	1,283
Arlington TX Independent School District GO	5.000%	2/15/20	1,200	1,319
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/18	200	203
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/18	200	203
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/19	650	682
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/19	600	627
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/20	650	702

	Austin Convention Enterprises Inc. Texas
	Convention Center Revenue	5.000%	1/1/20	500	537
	Austin Convention Enterprises Inc. Texas
	Convention Center Revenue	5.000%	1/1/21	560	621
	Austin Convention Enterprises Inc. Texas
	Convention Center Revenue	5.000%	1/1/21	530	582
	Austin TX Community College District Public
	Facilities Corp. Lease Revenue	5.000%	8/1/18	500	520
	Austin TX GO	5.000%	9/1/19	1,250	1,354
	Bexar County TX GO	5.000%	6/15/20	7,840	8,691
	Bexar County TX GO	5.000%	6/15/20	2,595	2,877
	Brazosport TX Independent School District GO	5.000%	2/15/19	5,690	6,040
	Brownsville TX Utility System Revenue	5.000%	9/1/18	2,250	2,346
	Carrollton-Farmers Branch TX Independent
	School District GO	3.000%	2/15/18	7,800	7,894
	Central Texas Regional Mobility Authority
	Revenue	5.000%	1/1/18	500	508
	Central Texas Regional Mobility Authority
	Revenue	5.750%	1/1/19	370	393
	Central Texas Regional Mobility Authority
	Revenue PUT	5.000%	1/7/21	5,500	6,009
	Clear Creek TX Independent School District GO	5.000%	2/15/19	2,525	2,680
	Coastal Bend TX Health Facilities Development
	Corp. Hospital Revenue (CHRISTUS Health)	1.050%	8/3/17 (4)	12,600	12,600
	Conroe TX Independent School District GO	5.000%	2/15/19	3,345	3,554
	Conroe TX Independent School District GO	5.000%	2/15/20	2,230	2,451
4	Corpus Christi TX Independent School District
	GO PUT	2.000%	8/15/19	2,750	2,788
	Cypress-Fairbanks TX Independent School
	District GO PUT	0.900%	8/15/18	7,590	7,558
	Cypress-Fairbanks TX Independent School
	District GO PUT	3.000%	8/15/18	10,140	10,340
	Cypress-Fairbanks TX Independent School
	District GO PUT	4.000%	8/15/19	19,290	20,365
1,2 Cypress-Fairbanks TX Independent School
	District GO TOB PUT	0.870%	8/3/17	10,980	10,980
	Dallas TX Area Rapid Transit Sales Tax
	Revenue	5.250%	12/1/18 (Prere.)	12,000	12,686
	Dallas TX GO	5.000%	2/15/18	3,250	3,319
	Dallas TX GO	5.000%	2/15/19	6,215	6,567
	Dallas TX GO	5.000%	2/15/19	8,565	9,051
	Dallas TX GO	5.000%	2/15/20	1,245	1,357
	Dallas TX GO	5.000%	2/15/20	7,165	7,808
	Dallas TX Independent School District GO	5.000%	2/15/19	5,500	5,838
	Dallas TX Independent School District GO PUT	1.500%	8/15/18	24,500	24,577
	Dallas TX Independent School District GO PUT	5.000%	2/15/19	14,000	14,800
	Dallas TX Independent School District GO PUT	5.000%	2/15/20	12,500	13,601
	Dallas TX Performing Arts Cultural Facilities
	(Dallas Center Foundation) VRDO	0.820%	8/7/17 LOC	10,360	10,360
	Dallas TX Waterworks & Sewer System
	Revenue	5.000%	10/1/20	3,000	3,357
	Denton County TX GO	4.000%	7/15/19	1,250	1,322
	Denton County TX GO	5.000%	7/15/20	1,100	1,224
	Denton TX Independent School District GO	2.000%	8/1/18 (Prere.)	1,245	1,259
	Denton TX Independent School District GO	5.000%	8/15/18	3,450	3,596
	Denton TX Independent School District GO PUT	2.000%	8/1/18	3,610	3,642
4	Dickinson TX Independent School District GO
	PUT	1.350%	8/1/17	2,750	2,750

	Eagle Mountain & Saginaw TX Independent
	School District GO	5.000%	8/15/19	1,435	1,550
	Eagle Mountain & Saginaw TX Independent
	School District GO PUT	2.000%	8/1/19	9,000	9,142
	El Paso TX GO	5.000%	8/15/18	5,000	5,210
	El Paso TX GO	5.000%	8/15/19	3,500	3,778
	El Paso TX Water & Sewer Revenue	4.000%	3/1/18	1,500	1,528
	El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,475	1,545
	El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,000	1,047
	Fort Bend County TX GO	5.000%	3/1/19	2,000	2,125
	Fort Bend TX Independent School District GO
	PUT	2.000%	8/1/17	14,385	14,385
	Fort Bend TX Independent School District GO
	PUT	0.900%	8/1/18	5,375	5,364
4	Fort Bend TX Independent School District GO
	PUT	1.350%	8/1/19	4,000	4,001
	Fort Worth TX GO	4.000%	3/1/18	5,080	5,174
	Fort Worth TX GO	5.000%	3/1/19	5,000	5,317
	Fort Worth TX Independent School District GO	5.000%	2/15/18	1,815	1,856
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	4,005	4,401
	Friendswood TX Independent School District
	GO	5.000%	2/15/19	1,810	1,920
	Frisco TX GO	4.000%	2/15/18	6,270	6,376
	Frisco TX GO	4.000%	2/15/19	7,650	8,002
	Frisco TX GO	5.000%	2/15/20	8,435	9,283
	Frisco TX Independent School District GO	5.000%	8/15/21	1,500	1,719
	Garland TX GO	5.000%	2/15/19	3,000	3,183
	Georgetown TX Independent School District GO
	PUT	2.000%	8/1/17	18,910	18,910
	Goose Creek TX Consolidated Independent
	School District GO	5.000%	2/15/21	6,135	6,955
	Grand Prairie TX Independent School District
	GO	5.000%	2/15/18	1,135	1,160
	Grand Prairie TX Independent School District
	GO	5.000%	2/15/19	2,420	2,569
	Grapevine-Colleyville TX Independent School
	District GO PUT	2.000%	8/1/17	3,750	3,750
1,2 Grapevine-Colleyville TX Independent School
	District GO TOB PUT	0.870%	8/3/17	22,080	22,080
	Harlandale TX Independent School District GO
	PUT	2.000%	8/15/18	25,000	25,225
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital)	5.000%	10/1/17	3,500	3,524
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital)	5.000%	10/1/18	2,000	2,092
2	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital)	1.689%	6/1/20	32,500	32,862
	Harris County TX GO	5.000%	10/1/18	3,675	3,850
	Harris County TX GO	5.000%	10/1/18	2,800	2,934
	Harris County TX GO	5.000%	10/1/19	1,550	1,683
	Harris County TX GO	5.000%	8/15/20	4,250	4,745
	Harris County TX GO	5.000%	10/1/20	4,635	5,197
	Harris County TX GO	5.000%	10/1/20	3,005	3,368
	Harris County TX Health Facilities Development
	Corp. Hospital Revenue (CHRISTUS Health)	1.050%	8/3/17 (4)	6,350	6,350

1 Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue TOB VRDO	0.850%	8/7/17	6,660	6,660
2 Harris County TX Toll Road Revenue	1.450%	8/15/17	5,260	5,260
2 Harris County TX Toll Road Revenue PUT	1.520%	8/15/18	34,250	34,239
4 Hays County TX GO	5.000%	2/15/22	600	696
Houston TX GO	5.000%	3/1/18	11,835	12,121
Houston TX GO	5.000%	3/1/19 (Prere.)	1,145	1,217
Houston TX GO	5.000%	3/1/20	15,000	16,467
Houston TX GO	5.000%	3/1/20	3,030	3,326
Houston TX GO	5.000%	3/1/20	11,775	12,526
Houston TX GO	5.000%	3/1/21	17,700	20,017
Houston TX Independent School District GO	5.000%	2/15/19	17,515	18,612
Houston TX Independent School District GO	5.000%	2/15/20	18,970	20,849
Houston TX Independent School District GO	5.000%	2/15/21	17,000	19,271
Houston TX Independent School District GO	5.000%	2/15/22	16,495	19,219
Houston TX Independent School District GO
PUT	3.000%	6/1/19	23,750	24,529
Houston TX Independent School District Public
Facilities Corp. Lease Revenue	5.000%	9/15/17	3,000	3,016
Houston TX Utility System Revenue	5.000%	11/15/17	3,000	3,037
Houston TX Utility System Revenue	5.000%	11/15/17	2,000	2,025
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	4,260	4,315
Houston TX Utility System Revenue	5.000%	11/15/18	1,750	1,841
Houston TX Utility System Revenue	5.000%	11/15/19	3,285	3,579
Houston TX Utility System Revenue	4.000%	11/15/20	1,780	1,943
Houston TX Utility System Revenue	4.000%	11/15/21	1,295	1,443
2 Houston TX Utility System Revenue PUT	1.720%	5/1/20	19,500	19,496
1 Houston TX Utility System Revenue TOB VRDO	0.860%	8/7/17	26,305	26,305
Humble TX Independent School District GO	5.000%	2/15/19	1,135	1,205
Humble TX Independent School District GO	5.000%	2/15/20	5,260	5,777
Humble TX Independent School District GO	5.000%	2/15/20	2,060	2,262
Irving TX Independent School District GO	5.000%	2/15/20	2,000	2,196
Katy TX Independent School District GO	5.000%	2/15/19	2,500	2,657
2 Katy TX Independent School District GO PUT	1.371%	8/15/19	14,590	14,606
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/17	1,000	1,001
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/18	1,055	1,084
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/19	1,100	1,154
Klein TX Independent School District GO	5.000%	8/1/18	1,500	1,561
Klein TX Independent School District GO	5.000%	8/1/19	2,000	2,158
Leander TX Independent School District GO	5.000%	8/15/21	1,000	1,149
Lewisville TX Independent School District GO	5.000%	8/15/19	3,500	3,782
1 Lone Star College System Texas GO TOB
VRDO	0.840%	8/7/17	17,400	17,400
Longview TX Independent School District GO	5.000%	2/15/20	1,000	1,096
Lower Colorado River Authority Texas Revenue	5.000%	5/15/21	675	744
Lubbock TX GO	5.000%	2/15/18	4,080	4,171
Lubbock TX GO	5.000%	2/15/18	2,500	2,556
Lubbock TX GO	5.000%	2/15/18	1,240	1,268
Lubbock TX GO	5.000%	2/15/19	1,000	1,061
Lubbock TX GO	5.000%	2/15/20	1,150	1,262
Lubbock TX GO	5.000%	2/15/20	1,010	1,108

	Mansfield TX Independent School District GO
	PUT	2.500%	8/1/17	4,125	4,125
	Mission TX Economic Development Corp. Solid
	Waste Disposal Revenue (Allied Waste Inc.
	Project) PUT	1.050%	10/2/17	6,850	6,850
	Missouri City TX GO	4.000%	6/15/19	1,000	1,054
	New Hope TX Cultural Education Facilities.
	Retirement Facilities Revenue (Westminster
	Manor Project)	4.000%	11/1/21	730	786
	North Central TX Health Facilities Development
	Corp. Hospital Revenue (Children's Medical
	Center of Dallas Project)	5.000%	8/15/18	750	781
	North East TX Independent School District GO
	PUT	2.000%	8/1/18	4,715	4,758
	North East TX Regional Mobility Authority
	Revenue	5.000%	1/1/20	650	695
	North Texas Municipal Water District Regional
	Wastewater System Revenue	5.000%	6/1/20	1,410	1,562
	North Texas Municipal Water District Regional
	Wastewater System Revenue	5.000%	6/1/21	1,450	1,653
	North Texas Municipal Water District
	Wastewater System Revenue (Upper East
	Interceptor)	5.000%	6/1/20	1,405	1,556
1,2 North Texas Municipal Water District Water
	System Revenue TOB PUT	0.870%	8/3/17	17,335	17,335
	North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,000	1,004
	North Texas Tollway Authority System Revenue	4.000%	1/1/18	600	607
	North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	2,500	2,551
	North Texas Tollway Authority System Revenue	5.000%	1/1/19	700	737
	North Texas Tollway Authority System Revenue	5.000%	1/1/19	2,265	2,390
	North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,075	2,263
2	North Texas Tollway Authority System Revenue
	PUT	1.620%	1/1/19	3,205	3,217
2	North Texas Tollway Authority System Revenue
	PUT	1.490%	1/1/20	29,690	29,729
1	North Texas Tollway Authority System Revenue
	TOB VRDO	0.900%	8/7/17 LOC(Prere.)	20,000	20,000
1	North Texas Tollway Authority System Revenue
	TOB VRDO	1.070%	8/7/17	5,000	5,000
	Northside Independent School District Texas
	GO	5.000%	2/15/19	2,505	2,659
4	Northside Independent School District Texas
	GO	5.000%	8/1/20	2,315	2,579
	Northside Independent School District Texas
	GO PUT	1.650%	8/1/18	11,250	11,299
	Northside Independent School District Texas
	GO PUT	1.450%	6/1/20	11,000	11,018
	Northside Independent School District Texas
	GO PUT	2.125%	8/1/20	6,315	6,345
	Pasadena TX Independent School District GO	5.000%	2/15/18	2,295	2,347
	Pasadena TX Independent School District GO
	VRDO	0.830%	8/7/17 (4)	13,850	13,850
	Pflugerville TX Independent School District GO	5.000%	2/15/20	1,700	1,867
	Plano TX Independent School District GO	5.000%	2/15/19	2,335	2,481
	Plano TX Independent School District GO	5.000%	2/15/20	20,980	23,058
	Richardson TX Independent School District GO	5.000%	2/15/19	1,920	2,040
	Rockwall TX GO	4.000%	8/1/18	1,505	1,551
	Rockwall TX GO	5.000%	8/1/19	2,300	2,478

Round Rock TX Independent School District GO	4.000%	8/1/18	5,435	5,603
Round Rock TX Independent School District GO	4.500%	8/1/18	1,335	1,383
Round Rock TX Independent School District GO	5.000%	8/1/19	1,795	1,937
Round Rock TX Independent School District GO	5.000%	8/1/20	1,000	1,114
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/18	6,000	6,125
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	16,360	17,346
2 San Antonio TX Electric & Gas Systems
Revenue PUT	1.200%	2/1/18	27,250	27,242
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/18	15,000	15,144
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/18	10,150	10,279
San Antonio TX Electric & Gas Systems
Revenue PUT	3.000%	12/1/19	45,000	46,564
San Antonio TX GO	5.000%	2/1/18	3,250	3,318
San Antonio TX GO	5.000%	2/1/20	2,000	2,196
San Antonio TX Independent School District GO	5.000%	2/15/18	5,525	5,651
San Antonio TX Independent School District GO
PUT	2.000%	8/1/18	7,145	7,210
San Antonio TX Water Revenue	5.000%	5/15/18	500	516
San Antonio TX Water Revenue	5.000%	5/15/19	250	268
2 San Antonio TX Water Revenue PUT	1.220%	11/1/17	24,625	24,630
San Antonio TX Water Revenue PUT	2.000%	11/1/21	2,695	2,749
Spring Branch TX Independent School District
GO	5.000%	2/1/18	3,000	3,062
Spring Branch TX Independent School District
GO	5.000%	2/1/18	1,390	1,419
Spring Branch TX Independent School District
GO	5.000%	2/1/18	2,095	2,139
Spring Branch TX Independent School District
GO	5.000%	2/1/19	10,000	10,599
Spring Branch TX Independent School District
GO	5.000%	2/1/19	2,615	2,772
Spring Branch TX Independent School District
GO	5.000%	2/1/20	1,915	2,101
Spring TX Independent School District GO	4.000%	8/15/18	3,000	3,096
Spring TX Independent School District GO	5.000%	8/15/19	1,000	1,080
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/17	1,100	1,108
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	4.000%	10/1/18	1,350	1,397
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,750
Tarrant County TX GO	5.000%	7/15/18 (Prere.)	2,000	2,078
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/20	7,000	7,756
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	2,460	2,814
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,755	2,006
Texas GO	5.000%	10/1/18	3,400	3,565
Texas GO	5.000%	10/1/18	4,650	4,875
Texas GO	5.000%	10/1/19	14,150	15,381

	Texas GO	5.000%	10/1/20	1,250	1,402
	Texas GO PUT	2.000%	2/1/18	2,550	2,550
2	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	1.290%	9/15/17	4,355	4,354
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.000%	12/15/17	4,000	4,055
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.250%	12/15/17	10,900	11,061
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.625%	12/15/17	5,050	5,123
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.000%	12/15/18	4,500	4,720
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.000%	12/15/19	1,350	1,461
	Texas Public Finance Authority Revenue	5.000%	2/1/18	1,100	1,123
	Texas Public Finance Authority Revenue	5.000%	2/1/18	2,205	2,251
	Texas Public Finance Authority Revenue (Texas
	Southern University)	5.000%	11/1/17 (15)	2,615	2,641
	Texas State University System Financing
	System Revenue	5.000%	3/15/18	2,020	2,072
	Texas State University System Financing
	System Revenue	5.000%	3/15/19	5,000	5,320
	Texas State University System Financing
	System Revenue	5.000%	3/15/20	4,500	4,950
	Texas State University System Financing
	System Revenue	5.000%	3/15/21	2,250	2,550
	Texas Transportation Commission GO	5.000%	4/1/18	6,400	6,580
	Texas Transportation Commission GO	5.000%	10/1/18	17,930	18,799
	Texas Transportation Commission GO	5.000%	4/1/19	5,335	5,696
	Texas Transportation Commission GO	5.000%	4/1/19	2,800	2,988
	Texas Transportation Commission GO	5.000%	4/1/20	2,800	3,091
	Texas Transportation Commission GO	5.000%	10/1/20	3,350	3,757
	Texas Transportation Commission GO	5.000%	4/1/21	1,245	1,418
2	Texas Transportation Commission GO PUT	1.200%	10/1/18	58,500	58,514
1,2 Texas Transportation Commission GO TOB
	PUT	0.870%	8/3/17	6,800	6,800
	Texas Transportation Commission Revenue	4.000%	10/1/17	35,350	35,544
	Texas Transportation Commission Revenue	5.000%	4/1/18	6,500	6,681
	Texas Transportation Commission Revenue	4.000%	10/1/18	30,000	31,093
	Texas Transportation Commission Revenue	5.000%	4/1/19	4,000	4,268
	Texas Transportation Commission Revenue	5.000%	10/1/19	18,480	20,071
	Texas Transportation Commission Revenue	5.000%	10/1/19	16,000	17,377
	Texas Transportation Commission Revenue	5.000%	10/1/20	39,750	44,574
	Texas Transportation Commission Revenue	5.000%	10/1/20	5,680	6,369
	Texas Transportation Commission Revenue
	VRDO	0.810%	8/7/17	112,030	112,030
	Texas Transportation Commission Turnpike
	System Revenue PUT	5.000%	4/1/20	34,935	38,133
	Texas Water Development Board Revenue	4.000%	4/15/18	4,360	4,457
	Texas Water Development Board Revenue	4.000%	10/15/18	7,380	7,654
	Texas Water Development Board Revenue	5.000%	4/15/19	6,940	7,412
	Texas Water Development Board Revenue	4.000%	10/15/19	2,200	2,343
	Texas Water Financial Assistance GO	5.000%	8/1/20	1,825	2,036
	Tomball TX Independent School District GO	5.000%	2/15/18	1,350	1,381
	Tomball TX Independent School District GO
	PUT	1.100%	8/15/19	4,500	4,476
	Trinity River Authority of Texas Regional
	Wastewater System Revenue	5.000%	8/1/20	1,000	1,115

Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/21	1,000	1,149
Trinity River Authority of Texas Regional
Wastewater System Revenue	3.000%	8/1/22	2,000	2,167
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/22	2,000	2,358
University of North Texas Revenue	5.000%	4/15/19	1,810	1,932
University of North Texas Revenue	5.000%	4/15/20	1,650	1,822
University of Texas Permanent University Fund
Revenue	5.000%	7/1/18	1,235	1,282
University of Texas Permanent University Fund
Revenue	5.000%	7/1/18	2,095	2,175
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	3,210	3,456
University of Texas Permanent University Fund
Revenue	5.000%	7/1/20	1,000	1,113
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	2,415	2,770
University of Texas System Revenue Financing
System Revenue	4.000%	8/15/18	3,850	3,975
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	5,520	5,755
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	2,900	3,024
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	8,000	8,648
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	2,300	2,486
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	4,010	4,335
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	10,000	10,809
University of Texas System Revenue Financing
System Revenue	5.000%	2/15/20 (Prere.)	3,500	3,849
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	1,000	1,117
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	5,100	5,694
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	3,115	3,480
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	3,660	4,088
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	1,880	2,164
University of Texas System Revenue Financing
System Revenue VRDO	0.760%	8/7/17	29,800	29,800
Williamson County TX GO	5.000%	2/15/20	1,055	1,158
Williamson County TX GO PUT	1.450%	8/15/18	5,000	5,015
				1,923,051
Utah (0.3%)
University of Utah Revenue	4.000%	8/1/18	725	747
University of Utah Revenue	5.000%	8/1/19	1,000	1,079
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,056
Utah GO	5.000%	7/1/18	2,925	3,036
Utah GO	5.000%	7/1/20	10,000	11,141
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/20 (4)	1,035	1,157

Utah Water Finance Agency Revenue VRDO	0.850%	8/7/17	28,165	28,165
				46,381
Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Revenue (Norwich
University Project) VRDO	0.790%	8/7/17 LOC	11,850	11,850
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	3.000%	12/1/17	500	503
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	3.000%	12/1/18	500	512
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	4.000%	12/1/19	475	504
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	4.000%	12/1/20	600	649
Vermont GO	4.000%	8/15/19	2,615	2,777
Vermont Municipal Bond Bank Revenue	5.000%	10/1/21	1,040	1,198
Vermont Municipal Bond Bank Revenue	5.000%	10/1/22	500	589
				18,582
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	4.000%	9/1/17	600	601
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	3,480	3,482
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,499
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/19	2,500	2,642
				8,224
Virginia (1.8%)
Arlington County VA GO	5.000%	8/15/20	10,000	11,182
Chesterfield County VA GO	5.000%	1/1/20	8,940	9,794
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/18	4,610	4,846
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/19	5,160	5,621
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	4.000%	10/1/17	3,730	3,750
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	4.000%	10/1/18	2,150	2,228
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/19	2,000	2,171
Fairfax County VA GO	4.000%	4/1/20	1,100	1,186
Fairfax County VA GO	5.000%	10/1/20	11,320	12,711
Fairfax County VA GO	4.000%	10/1/21	3,810	4,249
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group) VRDO	0.830%	8/7/17	13,255	13,255
Fairfax County VA Public Improvement GO	5.000%	4/1/20	4,785	5,286
Henrico County VA GO	5.000%	8/1/18	1,565	1,629
Henrico County VA GO	5.000%	8/1/20	4,185	4,673
Henrico County VA GO	5.000%	8/1/21	5,115	5,883
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	3.000%	1/1/19	300	306

Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	3.000%	1/1/20	450	463
Loudoun County VA GO	5.000%	12/1/18	5,120	5,399
Loudoun County VA GO	5.000%	12/1/19	5,105	5,579
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.820%	8/7/17	16,765	16,765
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.820%	8/7/17	11,270	11,270
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.750%	5/16/19	10,000	10,075
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	4.000%	1/1/18	430	435
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/19	345	364
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/20	500	544
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/21	500	560
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/22	900	1,031
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	2.000%	12/1/18	450	447
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/19	1,215	1,254
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/20	2,705	2,817
Norfolk VA Water Revenue	5.000%	11/1/18	725	762
Peninsula VA Ports Authority Coal Terminal
Revenue PUT	1.550%	10/1/19	1,875	1,871
Richmond VA GO	5.000%	3/1/18	3,330	3,411
Richmond VA GO	5.000%	3/1/19	3,710	3,946
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	3/1/18	3,170	3,248
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	3/1/19	1,000	1,064
Virginia Beach VA GO	5.000%	4/1/19	1,025	1,094
Virginia Beach VA GO	4.000%	1/15/22	3,300	3,702
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	4,095	4,343
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	1,000	1,061
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	14,875	15,769
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	5,930	6,714

	Virginia College Building Authority Educational
	Facilities Revenue (Public Higher Education
	Financing Program)	5.000%	9/1/20	10,295	11,505
	Virginia Commonwealth Transportation Board
	Revenue	5.000%	5/15/18	8,030	8,292
	Virginia Commonwealth Transportation Board
	Revenue	5.000%	5/15/19	6,755	7,236
	Virginia Commonwealth Transportation Board
	Revenue	5.000%	5/15/20	7,095	7,858
	Virginia GO	5.000%	6/1/21	1,000	1,146
1,2 Virginia GO TOB PUT		0.870%	8/3/17	8,175	8,175
	Virginia Public Building Authority Public Facilities
	Revenue	5.000%	8/1/18	7,890	8,215
	Virginia Public Building Authority Public Facilities
	Revenue	5.000%	8/1/18	10,170	10,589
	Virginia Public School Authority Revenue	5.000%	8/1/18	4,325	4,503
	Virginia Public School Authority Revenue	5.000%	8/1/20	6,015	6,714
					266,991
Washington (2.3%)
2	Everett WA GO PUT	1.220%	12/1/19	3,725	3,685
2	Grant County WA Public Utility District No. 2
	Electric System Revenue PUT	1.140%	12/1/17	10,000	10,006
	King County WA GO	5.000%	1/1/18	2,000	2,035
	King County WA GO	5.000%	7/1/18	7,515	7,801
	King County WA GO	5.000%	12/1/18	2,745	2,896
	King County WA GO	4.000%	6/1/19	3,610	3,813
	King County WA GO	5.000%	12/1/19	2,885	3,154
	King County WA Sewer Revenue	5.250%	1/1/18 (Prere.)	35,000	35,649
	King County WA Sewer Revenue	5.750%	1/1/18 (Prere.)	2,500	2,552
	Pierce County WA School District No. 10
	(Tacoma) GO	3.000%	6/1/18	6,500	6,616
	Pierce County WA School District No. 10
	(Tacoma) GO	5.000%	12/1/18	5,000	5,270
	Pierce County WA School District No. 10
	(Tacoma) GO	4.000%	6/1/19	5,000	5,274
	Pierce County WA School District No. 10
	(Tacoma) GO	5.000%	12/1/19	3,500	3,821
	Port of Seattle WA Revenue	5.000%	3/1/19	4,500	4,783
	Port of Seattle WA Revenue	5.000%	1/1/20	2,350	2,577
	Seattle WA Municipal Light & Power Revenue	5.000%	9/1/17	3,320	3,332
2	Seattle WA Municipal Light & Power Revenue
	PUT	1.500%	11/1/18	6,750	6,750
2	Seattle WA Municipal Light & Power Revenue
	PUT	1.500%	11/1/18	8,550	8,550
	Seattle WA Water System Revenue	5.000%	5/1/18	5,850	6,035
	Seattle WA Water System Revenue	5.000%	5/1/20	4,000	4,434
	Tobacco Settlement Authority Washington
	Revenue	5.000%	6/1/18	3,215	3,318
	University of Washington Revenue	5.000%	12/1/18	1,135	1,197
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,037
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/18	2,300	2,367
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	4,890	5,443
	Washington Economic Development Finance
	Authority Solid Waste Disposal Revenue
	(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,527
	Washington Federal Highway Grant Anticipation
	Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	14,567

Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,219
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	19,645	21,230
Washington GO	5.000%	2/1/18	4,375	4,467
Washington GO	5.000%	1/1/19 (Prere.)	2,000	2,115
Washington GO	5.000%	2/1/19	10,190	10,807
Washington GO	5.000%	7/1/19	21,620	23,279
Washington GO	5.000%	7/1/19	22,835	24,587
Washington GO	5.000%	8/1/19	4,500	4,860
Washington GO	5.000%	2/1/20	5,350	5,876
Washington GO	5.000%	2/1/20	4,820	5,294
Washington GO	5.000%	8/1/20	3,155	3,521
Washington GO	5.000%	7/1/21	4,195	4,665
Washington GO	5.000%	8/1/21	12,720	14,619
1 Washington Health Care Facilities Authority
Revenue (MultiCare Health System) TOB
VRDO	0.890%	8/7/17	9,690	9,690
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,384
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	5.000%	10/1/21	1,000	1,140
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)
VRDO	0.840%	8/7/17	3,900	3,900
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/18	250	255
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.820%	8/7/17	19,900	19,900
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	4.375%	1/1/21	6,500	6,428
				333,725
West Virginia (0.1%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,040
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	5,017
West Virginia GO	5.000%	6/1/20	1,400	1,553
2 West Virginia University Revenue PUT	1.350%	10/1/19	3,500	3,496
				16,106
Wisconsin (1.8%)
Milwaukee WI GO	2.000%	10/1/17	53,750	53,860
Milwaukee WI GO	4.000%	3/15/18	15,085	15,382
Milwaukee WI GO	3.000%	3/1/19	13,575	13,998
Milwaukee WI GO	4.000%	3/1/20	13,130	14,098
Wisconsin GO	5.000%	5/1/19 (2)	4,000	4,281
Wisconsin GO	5.000%	5/1/19	13,270	14,203
4 Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/20	300	330
4 Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/22	1,000	1,151
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	3/1/18	7,500	7,633

Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	5/30/19	13,325	13,992
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	1.375%	12/3/19	20,300	20,291
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	1.250%	8/15/17	11,345	11,346
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.820%	8/7/17 LOC	41,500	41,500
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/20	1,000	1,098
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/21	1,000	1,129
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/17	1,000	1,012
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/18	750	788
Wisconsin Health & Educational Facilities
Authority Revenue (University of Wisconsin
Medical Foundation) VRDO	0.850%	8/7/17 LOC	18,655	18,655
Wisconsin Health and Educational Facilities
Authority (Aurora Health Care, Inc.) CP	1.000%	8/1/17 LOC	20,000	20,000
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	425	440
Wisconsin Transportation Revenue	5.000%	7/1/19	2,220	2,390
				257,577
Total Tax-Exempt Municipal Bonds (Cost $14,458,346)				14,482,513
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
6 Vanguard Municipal Cash Management Fund
(Cost $378,576)	0.803%		3,785,738	378,612

Total Investments (101.1%) (Cost $14,836,922)				14,861,125
Other Assets and Liabilities-Net (-1.1%)				(165,136)
Net Assets (100%)				14,695,989

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate value of these securities was $1,516,988,000, representing 10.3% of net assets.
2 Adjustable-rate security.
3 Securities with a value of $2,029,000 have been segregated as initial margin for open futures contracts.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2017.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	14,482,513	—
Temporary Cash Investments	378,612	—	—
Futures Contracts—Assets[1]	114	—	—
Futures Contracts—Liabilities[1]	(69)
Total	378,657	14,482,513	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2017	4,636	547,736	(511)
2-Year U.S. Treasury Note	September 2017	2,169	469,250	251
Ultra 10-Year U.S. Treasury Note	September 2017	(1,884)	(254,428)	999
				739

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2017, the cost of investment securities for tax purposes was $14,837,066,000. Net unrealized appreciation of investment securities for tax purposes was $24,059,000, consisting of unrealized gains of $38,803,000 on securities that had risen in value since their purchase and $14,744,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (0.8%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,000	1,098
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/21	1,500	1,688
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/29	3,000	3,711
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/30	7,950	9,357
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	4.000%	6/1/37	10,030	10,770
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	6/1/37	7,500	8,984
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,709
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	3,975
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/30	6,905	7,769
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/31	7,245	8,130
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	7,000	7,830
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	13,595	13,784
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/19	1,820	1,947
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/21	4,895	5,583
Auburn University Alabama General Fee
Revenue	5.000%	6/1/31	3,000	3,395
Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,500	1,791
Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	2,069
Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,228
Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,500
Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,348
Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,307
Birmingham AL GO	5.000%	3/1/32	5,000	5,701
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/25	1,000	1,217
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/26	1,755	2,161
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/27	3,920	4,860
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/33	4,000	4,757
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	9,000	9,761
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	74,500	82,280

Hoover AL GO	4.000%	7/1/26	1,345	1,565
Hoover AL GO	4.000%	7/1/30	2,440	2,711
Hoover AL GO	4.000%	7/1/31	5,135	5,657
Huntsville AL Electric System Revenue	5.000%	12/1/26	500	624
Huntsville AL Electric System Revenue	5.000%	12/1/26	300	375
Huntsville AL Electric System Revenue	5.000%	12/1/27	400	499
Huntsville AL Electric System Revenue	5.000%	12/1/27	275	343
Huntsville AL Electric System Revenue	5.000%	12/1/28	500	618
Huntsville AL Electric System Revenue	5.000%	12/1/28	375	464
Huntsville AL Electric System Revenue	5.000%	12/1/29	1,000	1,226
Huntsville AL Electric System Revenue	5.000%	12/1/29	500	613
Huntsville AL Electric System Revenue	5.000%	12/1/31	350	424
Huntsville AL Electric System Revenue	5.000%	12/1/32	1,000	1,204
Huntsville AL Electric System Revenue	5.000%	12/1/33	1,000	1,198
Huntsville AL Electric System Revenue	5.000%	12/1/34	1,880	2,242
Huntsville AL Electric System Revenue	5.000%	12/1/35	2,000	2,380
Huntsville AL Electric System Revenue	5.000%	12/1/36	2,000	2,374
Huntsville AL Electric System Revenue	5.000%	12/1/37	1,500	1,778
Huntsville AL Electric System Revenue	5.000%	12/1/38	1,200	1,420
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,050	2,336
Huntsville AL GO	5.000%	9/1/21 (Prere.)	2,245	2,581
Huntsville AL GO	5.000%	3/1/26	295	337
Huntsville AL GO	5.000%	5/1/33	2,950	3,291
Huntsville AL Water System Revenue	5.000%	11/1/25	1,500	1,843
Huntsville AL Water System Revenue	5.000%	11/1/27	1,580	1,907
Huntsville AL Water System Revenue	5.000%	11/1/28	1,500	1,798
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	2,884
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,555
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,112
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	3,630	4,008
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	5,450	6,017
Jefferson County AL Revenue	5.000%	9/15/25	3,000	3,605
Jefferson County AL Revenue	5.000%	9/15/27	5,000	6,023
Jefferson County AL Revenue	5.000%	9/15/28	2,500	2,984
Jefferson County AL Revenue	5.000%	9/15/29	4,000	4,734
Jefferson County AL Revenue	5.000%	9/15/30	5,000	5,892
Jefferson County AL Revenue	5.000%	9/15/32	3,000	3,509
Jefferson County AL Revenue	5.000%	9/15/33	5,000	5,826
Jefferson County AL Revenue	5.000%	9/15/34	3,305	3,839
Jefferson County AL Revenue	4.000%	9/15/36	5,000	5,165
Jefferson County AL Revenue	4.000%	9/15/37	5,000	5,157
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,858
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,569
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	723
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	955
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	951

Mobile County AL Board of School
Commissioners GO	2.000%	3/1/18	500	503
Mobile County AL Board of School
Commissioners GO	3.000%	3/1/19	550	567
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/29	3,565	4,198
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/30	2,500	2,930
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/31	3,000	3,495
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/30	1,500	1,783
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/34	1,000	1,168
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/35	1,500	1,749
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/36	2,000	2,325
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.820%	8/7/17 LOC	59,500	59,500
University of Alabama General Revenue	5.000%	7/1/21	10,530	12,070
University of South Alabama University Facilities
Revenue	5.000%	11/1/24 (4)	1,535	1,856
University of South Alabama University Facilities
Revenue	5.000%	11/1/25 (4)	1,700	2,069
University of South Alabama University Facilities
Revenue	5.000%	11/1/27 (4)	2,010	2,427
University of South Alabama University Facilities
Revenue	5.000%	11/1/28 (4)	2,110	2,526
University of South Alabama University Facilities
Revenue	5.000%	11/1/29 (4)	1,110	1,316
University of South Alabama University Facilities
Revenue	5.000%	11/1/33 (4)	5,110	5,939
				447,305
Alaska (0.1%)
Alaska GO	4.000%	8/1/18	1,200	1,236
Alaska GO	5.000%	8/1/24	5,000	5,921
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/25	3,075	3,569
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	5,330	6,176
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	2,000	2,274
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,845	5,393
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,792
Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	5,152
Anchorage AK GO	5.000%	9/1/20	3,900	4,335
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	15,000	17,085
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/32	5,000	5,671
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	7,710	7,738
				67,342

Arizona (2.1%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/31	725	850
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/32	875	1,022
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/33	700	815
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/34	1,000	1,161
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/34	4,300	5,064
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/35	600	695
Arizona Board Regents Arizona State University
System Revenue	6.000%	7/1/18 (Prere.)	1,135	1,186
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/19 (Prere.)	2,545	2,732
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/27	1,115	1,302
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,000	1,166
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	3,510	4,199
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,860	2,225
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/31	1,000	1,139
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,290	1,466
Arizona COP	4.000%	9/1/17	1,250	1,253
Arizona COP	5.000%	3/1/18 (Prere.)	5,000	5,120
Arizona COP	5.000%	9/1/18	1,275	1,330
Arizona COP	5.000%	10/1/19	3,335	3,608
Arizona COP	5.000%	9/1/20	1,700	1,892
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	3,480	3,856
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/22	3,100	3,514
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/23	5,000	5,640
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/27	6,500	7,148
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/18 (Prere.)	10,000	10,172
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/18 (Prere.)	7,500	7,629
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.840%	8/7/17 LOC	25,350	25,350
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) VRDO	0.820%	8/7/17 LOC	20,000	20,000
1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.670%	2/5/20	12,500	12,670

Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,190
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,750	4,463
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	19,651
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	16,376
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	16,372
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	15,254
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	13,562
Arizona School Facilities Board COP	5.125%	9/1/18 (Prere.)	5,000	5,225
Arizona School Facilities Board COP	5.000%	9/1/19	2,650	2,863
Arizona School Facilities Board COP	5.000%	9/1/21	5,130	5,882
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/24	1,605	1,882
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/34	2,900	3,297
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/35	2,000	2,276
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/36	2,500	2,845
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	6,730	7,719
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	10,000	11,780
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	12,000	14,430
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	27,590	33,739
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	9,940	11,068
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,190
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,190
Arizona Transportation Board Highway Revenue	5.250%	7/1/21 (Prere.)	4,550	5,266
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	9,991
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	7,580	8,945
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	4,200	4,921
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	7,842
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	7,300
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	4,300	5,225
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	14,000	16,831
Arizona Transportation Board Highway Revenue	5.000%	7/1/33	16,905	20,234
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	10,525	12,561
Arizona Transportation Board Highway Revenue	5.000%	7/1/35	2,955	3,519
Arizona Transportation Board Highway Revenue	5.000%	7/1/36	8,680	10,313
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20	3,500	3,925
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/21	3,515	4,061
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	6,000	7,110
Chandler AZ GO	4.000%	7/1/22	3,390	3,831
Chandler AZ GO	5.000%	7/1/23	3,400	4,095
Chandler AZ GO	5.000%	7/1/24	4,250	5,213
Gilbert AZ GO	5.000%	7/1/20	14,000	15,580
Gilbert AZ GO	5.000%	7/1/21	6,655	7,633
Gilbert AZ Waterworks & Sewer System
Revenue	5.000%	7/1/25	1,750	2,178

Gilbert AZ Waterworks & Sewer System
Revenue	5.000%	7/1/27	2,500	3,090
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,415
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,119
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,631
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,626
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,819
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,151
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,083
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,146
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,431
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,156
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/19	4,185	4,493
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,068
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,990	3,401
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,140	3,657
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30	8,745	10,180
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31	6,415	7,440
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	5.000%	7/1/19	1,455	1,563
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	5.000%	7/1/20	1,695	1,879
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	4.000%	7/1/30	1,775	1,931
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	4.000%	7/1/31	1,500	1,623
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	4.000%	7/1/31	1,400	1,514
Maricopa County AZ Community College District
GO	5.000%	7/1/21	9,495	10,891
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/27	8,000	9,842
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/28	15,205	18,861
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	4.000%	1/1/32	12,000	12,856
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/32	9,025	10,658
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/34	7,455	8,730
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/19 (Prere.)	6,220	6,696

Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/20	1,355	1,468
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.250%	7/1/28	690	826
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/29	480	583
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/30	375	453
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	9,941
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	4,000	4,007
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	10,748
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	13,610
Mesa AZ Utility System Revenue	4.000%	7/1/32	6,700	7,264
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/23	5,000	5,187
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	2,235	2,318
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/28	9,555	10,598
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	13,330	14,771
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	6,235	7,329
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	11,000	12,930
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/28	6,440	7,427
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/28	2,730	3,149
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.500%	7/1/24	2,500	2,605
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	3,010	3,350
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	11,000	12,958
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	7,000	8,417
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/24	7,770	9,502
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/25	9,000	10,904
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	7,000	8,405
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/27	2,500	2,977
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/31	9,440	11,332
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/32	12,785	15,280
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/33	11,300	13,446
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	12,795	15,180
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/35	10,000	11,838
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/36	8,750	10,335

Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/37	8,700	10,261
Pima County AZ GO	4.000%	7/1/21	6,000	6,629
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	12,000	12,644
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/22	3,000	3,519
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/23	3,500	4,175
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,284
Pima County AZ Sewer Revenue	5.000%	7/1/20	4,000	4,449
Pima County AZ Sewer Revenue	5.000%	7/1/21	4,400	5,043
Pima County AZ Sewer Revenue	5.000%	7/1/24	5,800	7,059
Pima County AZ Sewer Revenue	5.000%	7/1/25	5,000	6,134
Pima County AZ Tucson Unified School District
No. 1 GO	5.000%	7/1/24 (15)	1,040	1,262
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/22	2,000	2,375
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/23	1,000	1,212
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/25	1,000	1,215
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	2,750	2,797
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,601
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	5,000	6,214
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/29	3,000	3,694
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/34	5,000	5,978
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/34	23,970	28,264
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/35	10,000	11,768
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	14,000	16,661
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	27
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	3,770	4,205
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	4,260	4,853
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,370	9,673
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,267
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	22,492
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,725	3,223
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	323
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,537
Scottsdale AZ GO	4.000%	7/1/24	3,000	3,464
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	14,625
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,077
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,077

Tucson AZ Water System Revenue	5.000%	7/1/23	3,500	4,202
Tucson AZ Water System Revenue	5.000%	7/1/28	1,740	2,166
Tucson AZ Water System Revenue	5.000%	7/1/29	1,750	2,157
University Medical Center Corp. Arizona
Hospital Revenue	6.250%	7/1/19 (Prere.)	1,500	1,649
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/24	1,200	1,422
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/25	1,250	1,463
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/32	1,000	1,115
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.250%	8/1/32	1,500	1,699
				1,157,074
Arkansas (0.3%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	49,000	50,801
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	380	434
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/24	10,105	12,455
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/30	1,290	1,532
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/31	2,390	2,815
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/32	3,000	3,515
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/33	3,305	3,856
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/34	2,815	3,274
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	2,635	2,663
Springdale AR School District No. 50 GO	4.000%	6/1/26	4,505	4,944
Springdale AR School District No. 50 GO	4.000%	6/1/27	3,500	3,809
Springdale AR School District No. 50 GO	4.000%	6/1/32	4,500	4,759
Springdale AR School District No. 50 GO	4.000%	6/1/33	5,500	5,796
University of Arkansas Revenue	4.000%	11/1/18	600	623
University of Arkansas Revenue	5.000%	11/1/19	600	653
University of Arkansas Revenue	5.000%	11/1/20	855	960
University of Arkansas Revenue	5.000%	11/1/25	500	618
University of Arkansas Revenue	5.000%	11/1/26	600	747
University of Arkansas Revenue	5.000%	11/1/29	700	846
University of Arkansas Revenue	5.000%	11/1/31	800	957
University of Arkansas Revenue	5.000%	11/1/33	1,000	1,184
University of Arkansas Revenue	5.000%	11/1/34	1,000	1,179
University of Arkansas Revenue	5.000%	11/1/36	1,200	1,409
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/22	2,000	2,370
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	1,280	1,544
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	1,815	2,077

University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	2,000	2,386
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	1,075	1,229
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	2,190	2,587
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	1,695	1,929
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/28	3,210	3,740
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/29	3,355	3,887
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/30	2,555	2,944
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/27	1,000	1,176
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/28	3,000	3,509
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/29	1,970	2,292
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/30	2,000	2,316
				143,815
California (12.4%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,542
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,101
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	160	183
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	1,455	1,703
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26 (4)	1,875	2,308
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/27 (4)	2,335	2,885
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29 (4)	940	1,137
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/33 (4)	750	886
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/34 (4)	450	530
Alameda CA Corridor Transportation Authority
Revenue	5.000%	3/1/21	3,250	3,703
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	6,500	7,428
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/27	3,000	3,600
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/30	12,395	14,463

Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/29	5,170	5,927
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/28	5,030	5,735
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/29	5,300	6,034
Antelope Valley-East Kern CA Water Agency
Revenue	4.000%	6/1/20	1,000	1,083
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	3,910	3,947
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.420%	4/1/20	18,615	18,620
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	38,860	39,319
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.520%	4/1/21	14,500	14,489
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,375	15,696
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	7,200	7,388
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.720%	5/1/23	13,500	13,597
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	18,750	19,759
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	24,000	25,327
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	3,718
Beverly Hills CA Unified School District GO	0.000%	8/1/29	7,950	5,647
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	20,000	20,631
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	19,250	19,857
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,000	22,203
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	12,410	13,769
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,200	6,879
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	148,065	164,373
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,590	8,411
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	3,800	4,210
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23 (ETM)	80	98
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	7,920	9,690
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (ETM)	35	44
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	55	69

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	14,945	18,063
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	2,490	2,991
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	20,000	21,559
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	31,780	34,407
2 California Economic Recovery GO	5.250%	7/1/19 (Prere.)	18,220	19,726
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/29	3,000	3,527
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/32	1,595	1,849
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/33	1,500	1,731
California GO	6.000%	4/1/18	11,480	11,880
California GO	5.000%	9/1/18	8,500	8,885
California GO	5.000%	9/1/18	7,000	7,317
California GO	5.000%	12/1/18	85	85
California GO	5.000%	8/1/19	29,650	32,067
California GO	5.000%	8/1/19	37,500	40,557
California GO	3.000%	9/1/19	7,000	7,305
California GO	5.000%	4/1/20	18,000	19,230
California GO	5.000%	8/1/20	40	40
California GO	5.000%	9/1/20	30,930	34,683
California GO	5.000%	10/1/20	3,000	3,373
California GO	5.000%	9/1/21	30,155	34,820
California GO	5.000%	3/1/22	26,540	31,038
California GO	5.000%	8/1/22	19,000	22,453
California GO	5.000%	8/1/22	4,880	5,767
California GO	5.000%	9/1/22	4,900	5,802
California GO	5.000%	9/1/22	5,620	6,655
California GO	5.000%	9/1/22	17,000	20,130
California GO	5.250%	10/1/22	15,000	16,386
California GO	5.000%	12/1/22	11,000	13,103
California GO	5.000%	9/1/23	9,770	11,818
California GO	5.000%	11/1/23	17,200	20,879
California GO	5.000%	12/1/23	34,000	41,345
California GO	5.000%	3/1/24	30,000	36,566
California GO	5.000%	5/1/24	35,000	42,777
California GO	5.000%	10/1/24	10,500	12,916
California GO	5.000%	3/1/25	15,000	18,528
California GO	5.000%	10/1/25	20,000	23,649
California GO	5.000%	11/1/25	33,000	40,204
California GO	5.500%	8/1/26	23,665	24,763
California GO	5.000%	10/1/26	31,140	36,728
California GO	3.500%	8/1/27	21,000	23,235
California GO	5.000%	10/1/27	11,250	13,212
California GO	5.250%	10/1/27	26,440	30,662
California GO	5.000%	11/1/27	17,380	20,700
California GO	5.000%	2/1/28	12,500	14,581
California GO	5.000%	11/1/28	9,175	10,868
California GO	5.000%	12/1/28	3,575	4,242
California GO	5.750%	4/1/29	2,395	2,586

California GO	5.000%	9/1/29	13,500	16,427
California GO	5.250%	9/1/29	10,460	12,513
California GO	5.000%	10/1/29	4,445	4,567
California GO	5.000%	10/1/29	27,000	29,284
California GO	5.000%	10/1/29	10,000	11,925
California GO	5.250%	3/1/30	29,500	32,605
California GO	5.000%	5/1/30	30,000	35,393
California GO	4.000%	8/1/30	12,400	13,671
California GO	5.000%	8/1/30	15,000	18,114
California GO	5.000%	9/1/30	4,500	5,147
California GO	5.250%	9/1/30	25,480	30,388
California GO	5.750%	4/1/31	79,190	85,412
California GO	4.000%	8/1/31	27,000	29,584
California GO	4.000%	9/1/31	7,660	8,399
California GO	5.000%	10/1/31	24,000	28,415
California GO	5.000%	2/1/32	50,640	58,373
California GO	4.000%	8/1/32	8,000	8,719
California GO	4.000%	9/1/32	5,000	5,453
California GO	4.000%	9/1/32	5,000	5,453
California GO	5.000%	9/1/32	6,500	7,778
California GO	5.000%	10/1/32	11,000	12,976
California GO	5.000%	2/1/33	60,000	68,960
California GO	6.500%	4/1/33	54,500	59,647
California GO	4.000%	8/1/33	26,000	28,187
California GO	5.000%	8/1/33	14,000	16,656
California GO	4.000%	9/1/33	26,000	28,204
California GO	5.000%	10/1/33	6,000	7,056
California GO	4.000%	8/1/34	4,980	5,374
California GO	5.000%	9/1/34	1,640	1,946
California GO	5.000%	10/1/34	10,000	11,753
California GO	4.000%	9/1/35	9,000	9,688
California GO	4.000%	9/1/35	10,000	10,765
California GO PUT	3.000%	12/1/19	6,000	6,199
California GO PUT	4.000%	12/1/21	13,300	14,684
3 California GO TOB VRDO	0.850%	8/7/17 LOC	18,740	18,740
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	21,459
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,295
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,703
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,676
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,337
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,802
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	41,000	51,374
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	27,000	28,511
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,000	5,896
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	41,500	47,096

California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/19	8,080	8,473
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,218
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/21	7,110	7,454
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	28,086
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	16,230
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,914
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	1,510	1,764
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,110
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,073
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	1,750	2,136
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	2,750	3,336
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	10,000	11,349
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	1,955	2,357
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	2,250	2,696
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	4,000	4,770
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	5,925	5,887
1 California Infrastructure & Economic
Development Bank Revenue (The Colburn
School) PUT	1.820%	6/1/20	10,000	9,999
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/19 (Prere.)	1,740	1,846
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/19 (Prere.)	1,575	1,671
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/19 (Prere.)	5,050	5,378
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/29	1,000	1,200
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/32	2,190	2,587
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/35	1,755	2,049
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/20 (Prere.)	8,525	9,655
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/20 (Prere.)	3,000	3,429
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	7,420	8,559

California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/27	1,325	1,602
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/19 (Prere.)	2,000	2,173
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/19 (Prere.)	5,000	5,432
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	5,823
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/23	750	907
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/24	900	1,102
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	10,000	11,482
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	7,000	8,087
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/26	5,000	5,769
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/27	3,120	3,616
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	13,000	14,831
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	8,000	9,110
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	4,250	4,879
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	10,705	12,166
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/30	3,930	4,492
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/31	5,000	5,695
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	3,350	3,793
2 California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	9,459
California Public Works Board Lease Revenue
(Various Capital Projects)	3.000%	4/1/18	4,605	4,674
California Public Works Board Lease Revenue
(Various Capital Projects)	3.000%	4/1/19	4,740	4,909
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	11,290	12,101
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	8,130	8,714
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/19 (Prere.)	13,665	15,283
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/20	9,265	10,003
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	2,986
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	8,975	9,951
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/20	7,460	8,402
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/21	5,000	5,518

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	4,500	5,139
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	3,000	3,426
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	11,613
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	6,050	7,101
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	3,000	3,595
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	4,460	5,345
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	3,075	3,532
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/30	8,245	9,045
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	2,495	3,009
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	4,250	4,817
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/31	20,000	21,824
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	9,650	10,933
California State University Systemwide Revenue	5.000%	5/1/19 (Prere.)	14,775	15,821
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	5,000	5,419
California State University Systemwide Revenue	5.000%	11/1/19	2,095	2,284
California State University Systemwide Revenue	5.000%	11/1/20	2,000	2,253
California State University Systemwide Revenue	5.000%	11/1/28	3,540	4,357
California State University Systemwide Revenue	5.250%	11/1/28	7,395	8,576
California State University Systemwide Revenue	5.250%	11/1/29	7,790	9,027
California State University Systemwide Revenue	5.000%	11/1/30	8,230	10,108
California State University Systemwide Revenue	5.000%	11/1/30	24,850	29,608
California State University Systemwide Revenue	5.000%	11/1/30	3,350	4,062
California State University Systemwide Revenue	5.250%	11/1/30	7,960	9,232
California State University Systemwide Revenue	5.000%	11/1/31	5,630	6,874
California State University Systemwide Revenue	5.000%	11/1/31	21,630	25,651
California State University Systemwide Revenue	5.000%	11/1/31	4,600	5,547
California State University Systemwide Revenue	5.250%	11/1/31	4,000	4,623
California State University Systemwide Revenue	5.000%	11/1/32	2,500	3,035
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,808
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,997
California State University Systemwide Revenue	5.000%	11/1/33	8,000	9,667
California State University Systemwide Revenue	5.000%	11/1/33	1,000	1,208
California State University Systemwide Revenue	5.000%	11/1/33	20,000	23,528
California State University Systemwide Revenue	5.000%	11/1/34	10,270	12,361
California State University Systemwide Revenue	5.000%	11/1/34	1,000	1,204
California State University Systemwide Revenue	5.000%	11/1/34	24,190	28,369
California State University Systemwide Revenue	5.000%	11/1/35	12,825	15,399
California State University Systemwide Revenue	5.000%	11/1/35	4,355	5,098
California State University Systemwide Revenue	5.000%	11/1/36	11,585	13,888
California State University Systemwide Revenue
PUT	3.000%	11/1/19	6,700	6,920
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/24	3,520	3,520

California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	5,925	6,738
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/29	2,000	2,246
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	5,000	5,565
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/30	3,500	3,901
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/25	1,000	1,190
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/26	1,000	1,199
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/27	1,000	1,186
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/30	2,000	2,311
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/23 (15)	6,435	6,783
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	731
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,231
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	636
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	7,000	8,292
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	15,000	17,599
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	5,000	5,836
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	17,000	19,807
Chaffey CA Community College District GO	5.000%	6/1/24	1,120	1,375
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,477
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,360
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/26 (4)	800	958
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/27 (4)	2,340	2,775
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29 (4)	1,300	1,512
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	1,080	1,255
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/24	1,130	1,329
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/25	1,145	1,357

Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/26	1,255	1,473
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/27	1,320	1,534
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/28	1,380	1,594
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/29	1,445	1,657
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/30	1,400	1,595
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/31	1,600	1,813
Coast CA Community College District GO	5.000%	8/1/18 (Prere.)	6,250	6,510
Contra Costa CA Community College District
GO	5.000%	8/1/29	2,000	2,354
Contra Costa CA Community College District
GO	5.000%	8/1/30	3,000	3,520
Contra Costa CA Community College District
GO	5.000%	8/1/34	4,000	4,624
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/20 (Prere.)	2,000	2,207
Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,146
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/28	10,000	12,636
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/29	9,000	11,272
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	6,830	8,481
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	10,900	13,444
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	6,590	8,083
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	7,250	8,842
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/26	2,500	2,969
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/27	2,000	2,374
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	2,655	3,093
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	3,000	3,546
Eastern California Municipal Water District
Water & Wastewater Revenue	4.000%	7/1/35	8,125	8,710
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,211
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,040
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,165
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,161
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,872
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,427
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,272
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,508
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,630	2,847
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,355	2,549
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,960
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	5,962
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	6,002

Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/23	775	922
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/24	1,000	1,202
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/25	750	908
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/26	1,155	1,383
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/30 (15)	1,130	1,312
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/31 (15)	1,750	2,021
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/32 (15)	1,365	1,569
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	2,551
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	1,462
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	1,707
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	2,382
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	2,089
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/28	20,090	17,201
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	2,000	1,731
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	2,000	2,359
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	40,500	46,756
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,375
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	7,748
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,173
Gavilan CA Joint Community College District
GO	5.000%	8/1/30	5,000	5,950
Gavilan CA Joint Community College District
GO	5.000%	8/1/31	6,000	7,088
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	183
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	3,490
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	7,500	8,904
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/26 (4)	5,000	4,061
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	5,000	3,898
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/28 (2)	51,635	38,619
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	17,000	19,717

Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	6,000	6,941
Hacienda La Puente CA Unified School District
GO	5.000%	8/1/25 (4)	7,000	8,562
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	2,720	3,220
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	3,795	4,493
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	2,575	3,029
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	4,315	5,075
Huntington Beach CA City School District GO	4.000%	8/1/34	1,000	1,088
Huntington Beach CA City School District GO	4.000%	8/1/36	1,000	1,082
Huntington Beach CA City School District GO	4.000%	8/1/37	1,000	1,075
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	5,200	5,866
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/28	1,025	1,184
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29	1,000	1,147
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31	1,190	1,349
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,867
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	3,036
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	1,149
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	2,317
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	3,125	3,600
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	50	55
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	255	295
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	90	104
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/28	125	152
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	5,792
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,341
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,670
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	8,900
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,222
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,789
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	1,475	1,187
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	7,210	7,795
Los Angeles CA Community College District GO	5.250%	8/1/19 (Prere.)	4,145	4,502
Los Angeles CA Community College District GO	5.000%	8/1/22	6,000	7,130
Los Angeles CA Community College District GO	5.000%	8/1/23	10,000	12,151
Los Angeles CA Community College District GO	5.000%	8/1/27	24,845	30,225
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,631
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	36,609
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	22,703
Los Angeles CA Community College District GO	4.000%	8/1/33	4,805	5,179
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	21,516
Los Angeles CA Community College District GO	5.000%	8/1/36	8,465	10,026
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	14,231
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,579
Los Angeles CA Department of Water & Power
Revenue	5.000%	12/1/18	55,995	58,864

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	7,985	9,640
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	22,715	26,735
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	2,565	3,051
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	3,000	3,612
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	11,185	13,048
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,300	2,758
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	23,055	27,544
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,500	2,991
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	16,270	19,408
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	2,750	3,235
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	11,140	13,268
Los Angeles CA Harbor Department Revenue	4.000%	8/1/18	1,225	1,264
Los Angeles CA Harbor Department Revenue	5.000%	8/1/19	1,000	1,081
Los Angeles CA Harbor Department Revenue	5.000%	8/1/22	1,000	1,186
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	1,000	1,212
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,478
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	7,000	8,444
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	10,000	11,978
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	10,875	11,548
Los Angeles CA Unified School District GO	5.000%	7/1/18	2,000	2,077
Los Angeles CA Unified School District GO	5.000%	7/1/18	2,575	2,674
Los Angeles CA Unified School District GO	5.000%	7/1/19	20,000	21,559
Los Angeles CA Unified School District GO	5.000%	7/1/19	20,625	22,232
Los Angeles CA Unified School District GO	5.000%	7/1/20	33,000	36,815
Los Angeles CA Unified School District GO	5.000%	7/1/22	49,000	57,993
Los Angeles CA Unified School District GO	5.000%	7/1/22	20,000	23,671
Los Angeles CA Unified School District GO	5.000%	7/1/23	18,000	21,787
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	9,564
Los Angeles CA Unified School District GO	5.000%	7/1/26	10,000	12,597
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,077
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	24,275
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,100	10,268
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	8,969
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,400	1,668
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	6,801
Los Angeles CA Unified School District GO	3.000%	7/1/31	41,945	41,497
Los Angeles CA Unified School District GO	3.000%	7/1/32	15,895	15,613
Los Angeles CA Wastewater System Revenue	5.000%	6/1/19 (Prere.)	6,520	7,000
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,000	6,123
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	2,000	2,449
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	5,000	6,088
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	2,500	3,030
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	3,000	3,612

Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,000	2,408
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	4,000	4,809
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/27	2,750	3,442
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,000	4,987
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,625	10,711
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,145	11,265
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	19,620
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	23,009
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,165	6,178
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	17,977
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	15,107
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	20,310
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	19,260
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	24,637
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,000
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/27	1,475	1,710
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/28	2,000	2,310
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/29	2,365	2,732
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/32	3,000	3,423
Los Angeles County CA Unified School District
GO	5.000%	7/1/27	63,330	78,952
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,575
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/21	1,090	1,245
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/23	1,000	1,190
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/27	1,000	1,189
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/31 (14)	1,310	1,503
1 Metropolitan Water District of Southern
California Revenue PUT	1.200%	3/27/18	3,000	3,001
1 Metropolitan Water District of Southern
California Revenue PUT	1.200%	3/27/18	30,930	30,938
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,436
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,316
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,798
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,882

Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	5,125
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,742
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,054
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,271
Oakland CA Unified School District GO	5.000%	8/1/23 (4)	2,000	2,425
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,295	2,871
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	2,820	3,480
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,002
2 Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	4,510	4,787
Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	7,250	7,695
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	12,546
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	15,226
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	13,922
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	8,021
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	5,422
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	5,000	3,714
Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,571
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/20	1,035	1,150
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/22	1,135	1,322
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23	1,200	1,423
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24	1,260	1,513
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/25	1,315	1,594
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/31	3,220	3,726
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/24	3,550	4,276
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/25	5,580	6,790
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/28	2,190	2,591
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/28	2,190	2,585
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/29	4,830	5,659
Poway CA Unified School District GO	0.000%	8/1/29	5,000	3,481
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27 (15)	2,750	3,272
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29 (15)	2,235	2,617
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,745	2,030
Rancho Santiago CA Community College
District GO	5.000%	9/1/25	6,690	8,025
Rancho Santiago CA Community College
District GO	5.000%	9/1/26	16,145	19,225
Redding CA Electric System Revenue COP	5.000%	6/1/18 (Prere.)	3,980	4,118
Redding CA Electric System Revenue COP	5.000%	6/1/18 (Prere.)	4,545	4,703
Redding CA Electric System Revenue COP	5.000%	6/1/18 (Prere.)	2,695	2,789

Redding CA Electric System Revenue COP	5.000%	6/1/23 (4)	2,895	2,995
Redding CA Electric System Revenue COP	5.000%	6/1/25 (4)	3,315	3,429
Redding CA Electric System Revenue COP	5.000%	6/1/27 (4)	1,965	2,032
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	2,885	3,336
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31 (15)	3,050	3,508
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/32 (15)	3,125	3,575
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,150	1,415
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (4)	1,500	1,826
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/30 (4)	1,375	1,643
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/31	9,575	11,094
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	3,495	4,019
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/34	12,070	13,851
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,629
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/27	4,980	6,031
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	7,805	9,338
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/25	8,790	6,602
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/26	3,375	2,411
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/27	5,480	3,715
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/28	9,395	6,059
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/29	11,075	6,789
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	5,015
Roseville CA Joint Union High School District
GO	0.000%	8/1/27 (4)	2,915	2,233
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,735	5,078
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	115	129
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	235	269
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/26	145	168
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	110	127
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/21 (15)	1,810	2,093
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/23 (15)	750	902
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/24 (15)	1,500	1,824

Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/25 (14)	13,125	10,498
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	11,000	6,921
3 Sacramento CA Municipal Utility District
Revenue TOB VRDO	0.850%	8/7/17	7,500	7,500
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	270	302
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	445	498
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/24	450	499
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/26	755	836
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,195
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,205
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	5,710
Sacramento County CA GO	5.250%	2/1/18	6,140	6,268
Sacramento County CA GO	5.250%	2/1/19	4,940	5,239
Sacramento County CA GO	5.500%	2/1/20	4,700	5,180
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/26	1,000	1,227
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/28	1,100	1,327
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30	2,000	2,383
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/31	1,000	1,183
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/31	3,000	3,555
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/35	1,000	1,164
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	1,960	2,291
San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	1,180	1,375
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	1,320	1,532
San Bernardino CA City Unified School District
GO	5.000%	8/1/32 (4)	1,400	1,620
San Bernardino CA Community College District
GO	0.000%	8/1/22 (4)	3,535	3,253
San Bernardino CA Community College District
GO	0.000%	8/1/23 (4)	5,000	4,483
San Bernardino CA Community College District
GO	5.000%	8/1/24	12,065	14,588
San Bernardino CA Community College District
GO	5.000%	8/1/25	13,965	16,797
San Bernardino CA Community College District
GO	5.000%	8/1/26	14,080	16,899
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/17	2,500	2,500
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/18	8,995	9,342
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	9,132
San Diego CA Community College District GO	5.000%	8/1/17 (Prere.)	19,015	19,015

San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	3,325	3,610
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	7,400	8,527
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,895	4,488
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,350	9,621
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,000	4,609
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,315	4,972
San Diego CA Community College District GO	5.000%	8/1/30	5,000	5,926
San Diego CA Community College District GO	4.000%	8/1/32	24,700	27,543
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	2,000	2,145
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	10,000	11,175
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/23	10,000	12,108
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	13,615	16,801
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/20	7,690	8,602
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	6,000	7,350
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	8,560	10,402
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/31	5,160	6,191
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,790	5,733
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/33	15,835	18,853
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/34	12,645	14,977
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/35	12,100	14,364
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	9,255	10,962
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	22,132
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	11,553
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,763
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,275	6,421
San Diego County CA Water Authority Revenue	5.000%	5/1/34	10,500	12,533
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	5,000	6,033
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/24	1,055	1,299
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/26	1,430	1,764
San Francisco CA City & County COP	5.000%	4/1/28	12,425	14,950
San Francisco CA City & County COP	4.000%	4/1/30	16,775	18,328
San Francisco CA City & County COP	4.000%	4/1/33	12,465	13,446
San Francisco CA City & County COP	4.000%	4/1/35	10,000	10,697
San Francisco CA City & County COP	4.000%	4/1/36	10,000	10,674
San Francisco CA City & County GO	5.000%	6/15/27	10,000	11,945
San Francisco CA City & County GO	4.000%	6/15/28	25,000	28,352
San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,820
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,369

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	3,900	4,327
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	2,865	3,174
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	5,235	5,794
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	5,500	5,917
San Francisco CA City & County International
Airport Revenue	5.500%	5/1/26	3,370	3,636
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/33	9,030	10,710
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/33	2,545	3,018
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	10,000	12,361
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	15,000	16,644
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	8,000	9,701
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	10,000	11,500
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,000	2,364
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	14,000	16,042
San Francisco CA City & County Unified School
District GO	4.000%	6/15/31	13,670	14,595
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	3,950	4,200
San Francisco CA City & County Unified School
District GO	4.000%	6/15/33	8,885	9,587
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/34	3,000	3,602
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/35	3,110	3,725
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/36	3,000	3,579
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	11,222
San Jose CA Airport Revenue	5.000%	3/1/27	2,255	2,650
San Jose CA Airport Revenue	5.000%	3/1/28	2,185	2,549
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	20,000	20,061
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23 (2)	24,900	24,975
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	29,885	29,976
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/27	2,400	2,673
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/28	1,175	1,312
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	25,385	26,772
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/29	1,510	1,814

San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	2,745	3,290
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	3,445	4,129
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,010	3,587
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,840	4,576
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/32	3,095	3,681
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,390
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/28	2,500	2,965
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/29	1,675	1,974
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/18 (Prere.)	1,000	1,036
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/18 (Prere.)	2,000	2,083
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/29 (2)	3,535	2,376
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/30 (2)	3,535	2,251
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/32 (2)	3,535	2,045
San Ramon Valley CA Unified School District
GO	5.000%	8/1/26	3,385	4,029
San Ramon Valley CA Unified School District
GO	5.000%	8/1/27	1,080	1,275
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	2,316
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,423
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/26	700	860
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/28	1,000	1,208
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/29	1,000	1,198
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/30	1,000	1,190
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/31	1,000	1,183
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32	1,500	1,766
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/33	1,500	1,759
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/35	2,650	3,091
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/36	1,750	2,039
Santa Clara Valley CA Water District Revenue	5.000%	6/1/32	2,000	2,396
Santa Clara Valley CA Water District Revenue	5.000%	6/1/33	2,000	2,386

Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	8,111
Santa Monica CA Community College District
GO	5.000%	8/1/24	4,210	5,091
Santa Monica CA Community College District
GO	5.000%	8/1/25	5,000	5,988
Santa Monica CA Community College District
GO	5.000%	8/1/26	8,650	10,284
Santa Monica CA Community College District
GO	0.000%	8/1/27	6,565	5,079
Santa Monica CA Community College District
GO	5.000%	8/1/27	5,145	6,072
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,105	5,249
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	8,904
Santa Monica CA Community College District
GO	5.000%	8/1/35	4,000	4,817
Santa Monica CA Community College District
GO	5.000%	8/1/36	4,250	5,106
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	8,455
Southern California Public Power Authority
Revenue	5.000%	7/1/22	10,000	11,142
Southern California Public Power Authority
Revenue	5.000%	7/1/27	10,000	11,121
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,109
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,771
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	5,000	5,751
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	9,000	9,857
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/27	375	454
State Center California Community College
District GO	5.000%	8/1/29	6,005	7,191
State Center California Community College
District GO	5.000%	8/1/30	3,335	3,969
State Center California Community College
District GO	5.000%	8/1/31	5,070	5,990
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,864
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/28	635	778
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/29	440	535
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/30	790	953
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/31	580	694
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/33	1,070	1,270
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/36	1,585	1,863
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	3,000	3,145
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/35	2,000	2,111
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,465	14,246
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,130	13,892
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,177
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/19 (Prere.)	9,000	9,601

Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	3,935	4,318
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,160	4,565
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,335	4,757
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,250	2,469
Union CA Elementary School District GO	0.000%	9/1/27 (14)	7,295	5,611
Union CA Elementary School District GO	0.000%	9/1/28 (14)	4,625	3,396
Union CA Elementary School District GO	0.000%	9/1/28 (14)	6,275	4,607
University of California Revenue	5.250%	5/15/19 (Prere.)	11,000	11,846
University of California Revenue	5.250%	5/15/19 (Prere.)	4,245	4,572
University of California Revenue	5.500%	5/15/19 (Prere.)	14,675	15,874
University of California Revenue	5.750%	5/15/19 (Prere.)	5,000	5,431
University of California Revenue	5.000%	5/15/23	2,000	2,417
University of California Revenue	5.000%	5/15/23	3,000	3,613
University of California Revenue	5.000%	5/15/23	1,500	1,714
University of California Revenue	5.000%	5/15/26	12,915	14,720
University of California Revenue	5.000%	5/15/27	5,000	5,697
University of California Revenue	5.000%	5/15/27	6,010	7,382
University of California Revenue	5.000%	5/15/28	5,500	6,708
University of California Revenue	5.000%	5/15/28	12,500	15,246
University of California Revenue	5.000%	5/15/28	25,995	30,918
University of California Revenue	5.000%	5/15/29	19,000	22,992
University of California Revenue	5.000%	5/15/30	2,830	3,201
University of California Revenue	5.000%	5/15/31	11,000	13,141
University of California Revenue	5.000%	5/15/32	4,000	4,757
University of California Revenue	5.000%	5/15/32	21,800	25,487
University of California Revenue	5.000%	5/15/33	31,200	36,366
University of California Revenue	5.000%	5/15/34	38,420	44,667
University of California Revenue	5.000%	5/15/36	7,175	8,489
2 University of California Revenue PUT	5.000%	5/15/23	127,165	152,791
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	5,519
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	7,007
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	6,731
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	6,860
Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	6,576
Ventura County CA Community College District
GO	5.000%	8/1/27	1,000	1,194
Ventura County CA Community College District
GO	5.000%	8/1/28	1,000	1,201
Ventura County CA Community College District
GO	5.000%	8/1/29	1,000	1,173
Ventura County CA Public Financing Authority
COP	5.625%	8/15/19 (Prere.)	1,000	1,095
Ventura County CA Public Financing Authority
COP	5.750%	8/15/19 (Prere.)	1,750	1,921
Ventura County CA Public Financing Authority
COP	5.750%	8/15/19 (Prere.)	1,750	1,921
Victor Valley CA Community College District GO	5.375%	8/1/19 (Prere.)	4,250	4,624
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/32	6,155	7,456
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/33	6,815	8,224

Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/34	7,355	8,846
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,734
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,075
West Basin CA Municipal Water District COP	5.000%	8/1/18 (Prere.)	5,365	5,588
West Basin CA Municipal Water District COP	5.000%	8/1/18 (Prere.)	5,000	5,208
West Contra Costa CA Unified School District
GO	0.000%	8/1/17 (12)	1,565	1,565
West Contra Costa CA Unified School District
GO	0.000%	8/1/18 (ETM)	3,000	2,977
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	4,094
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	5,766
West Contra Costa CA Unified School District
GO	5.000%	8/1/27	2,405	2,883
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	5,230	3,839
West Contra Costa CA Unified School District
GO	5.000%	8/1/29	3,500	4,129
West Contra Costa CA Unified School District
GO	0.000%	8/1/30 (4)	13,450	8,949
West Contra Costa CA Unified School District
GO	0.000%	8/1/31 (14)	6,670	4,218
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (4)	18,000	10,760
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (12)	5,000	2,991
West Contra Costa CA Unified School District
GO	5.000%	8/1/32 (4)	6,270	7,142
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	1,584
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,165
				6,711,574
Colorado (1.5%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/32	4,050	4,854
Adams County CO COP	5.000%	12/1/30	600	702
Adams County CO COP	5.000%	12/1/33	1,000	1,155
Adams County CO COP	5.000%	12/1/34	725	831
Aurora CO COP	5.000%	12/1/19	1,050	1,138
Aurora CO COP	5.000%	12/1/20	2,000	2,184
Aurora CO COP	5.000%	12/1/21	3,505	3,825
Aurora CO COP	5.000%	12/1/22	4,730	5,160
Aurora CO COP	5.000%	12/1/23	4,465	4,869
Aurora CO COP	5.000%	12/1/24	4,215	4,594
Aurora CO COP	5.000%	12/1/25	5,475	5,965
Boulder Valley CO School District GO	5.000%	12/1/32	10,000	12,157
Boulder Valley CO School District GO	5.000%	12/1/34	3,055	3,682
Boulder Valley CO School District GO	5.000%	12/1/35	8,590	10,327
Boulder Valley CO School District GO	5.000%	12/1/36	9,020	10,818
Boulder Valley CO School District GO	5.000%	12/1/37	3,915	4,688
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,685	3,030
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,820	3,182
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,965	3,346
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	7,470	8,429

Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/23	5,000	6,016
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/31	850	928
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/32	1,000	1,085
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/33	1,000	1,078
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/34	1,075	1,155
Colorado Health Facilities Authority Retirement
Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	52,000	45,293
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	19,500	23,088
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/26	20,000	24,374
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	10,553
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	53,186
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	17,000	17,960
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	1/1/33	8,385	8,860
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/25	600	663
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/26	750	825
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/23	2,000	2,299
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/24	2,500	2,897
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/25	2,540	2,937
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/26	1,865	2,131
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,218
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	1,375	1,557
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/28	1,030	1,159
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/30	1,405	1,559
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,232
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/29	5,000	5,487
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	8,500	9,256
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/31	5,390	5,816
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/32	5,500	5,904

Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	6,655
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	14,374
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	22,698
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,744
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,724
Denver CO City & County Airport Revenue	5.000%	11/15/24	3,000	3,611
Denver CO City & County Airport Revenue	5.000%	11/15/25	3,790	4,599
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	17,521
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,704
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,511
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,571
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	5,925
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	16,951
Denver CO City & County Airport Revenue	5.000%	11/15/31	4,000	4,737
Denver CO City & County Airport Revenue	5.000%	11/15/32	6,000	7,073
Denver CO City & County School District GO	5.000%	12/1/33	5,095	6,070
Denver CO City & County School District GO	5.000%	12/1/34	11,455	13,595
Denver CO City & County School District GO	5.000%	12/1/35	14,630	17,323
Denver CO City & County School District GO	5.000%	12/1/36	23,510	27,774
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/17 (14)	24,490	24,471
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	3,025	3,080
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	2,475	2,573
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	14,614
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21 (14)	27,500	25,453
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/22 (14)	11,315	10,216
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	15,435	13,433
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	16,780
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,500	1,634
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,500	2,722
Eagle County CO School District GO	5.000%	12/1/32	4,600	5,497
Eagle County CO School District GO	5.000%	12/1/33	7,475	8,892
Eagle County CO School District GO	5.000%	12/1/34	6,000	7,110
Eagle County CO School District GO	5.000%	12/1/35	3,335	3,943
Eagle County CO School District GO	5.000%	12/1/36	1,400	1,651
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/33	2,900	3,457
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/34	2,015	2,393
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/35	1,775	2,103

El Paso County CO School District No. 20
Academy GO	5.000%	12/15/36	2,000	2,364
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/37	2,000	2,360
Garfield, Pitkin, & Eagle County CO School
District GO	2.000%	12/15/17	500	502
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/32	4,010	4,386
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/33	7,535	8,194
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	7,075	7,661
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/35	7,440	8,033
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/23	1,520	1,760
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/26	1,000	1,156
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/29	2,000	2,255
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/31	1,500	1,675
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/33	1,080	1,196
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/34	1,250	1,380
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/35	1,125	1,239
Regional Transportation District of Colorado
COP	5.000%	6/1/23	2,000	2,210
Regional Transportation District of Colorado
COP	5.000%	6/1/24	1,000	1,103
Regional Transportation District of Colorado
COP	5.000%	6/1/25	1,000	1,100
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	5,902
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	6,931
University of Colorado Enterprise System
Revenue	5.500%	6/1/19 (Prere.)	2,750	2,974
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	1,250	1,468
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,085	2,449
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,480	2,913
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,445	2,872
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,720	3,195
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	1,850	2,173
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	1,950	2,290
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	3,155	3,706

University of Colorado Enterprise System
Revenue	5.000%	6/1/26	1,500	1,801
University of Colorado Enterprise System
Revenue	4.000%	6/1/28	5,600	6,252
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	2,000	2,374
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	2,250	2,652
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	2,500	3,068
University of Colorado Enterprise System
Revenue	5.000%	6/1/31	1,000	1,219
University of Colorado Enterprise System
Revenue	4.000%	6/1/33	1,375	1,507
University of Colorado Enterprise System
Revenue	4.000%	6/1/33	3,700	4,024
University of Colorado Hospital Authority
Revenue	5.000%	11/15/27	6,000	6,909
University of Colorado Hospital Authority
Revenue	6.000%	11/15/29	9,850	10,754
				804,641
Connecticut (1.3%)
1 Connecticut GO	1.740%	5/15/18	14,100	14,124
Connecticut GO	5.000%	11/15/18	8,500	8,915
Connecticut GO	5.000%	3/15/20	7,770	8,445
1 Connecticut GO	2.070%	4/15/20	17,000	17,214
Connecticut GO	5.000%	11/1/20	4,970	5,490
1 Connecticut GO	1.570%	3/1/21	4,305	4,297
Connecticut GO	5.000%	11/1/21	5,000	5,645
Connecticut GO	4.000%	3/15/22	14,405	15,703
Connecticut GO	5.000%	4/15/22	6,005	6,821
Connecticut GO	5.000%	5/15/22	11,310	12,713
Connecticut GO	5.000%	6/1/22	8,010	9,121
Connecticut GO	5.000%	6/15/22	9,355	10,661
Connecticut GO	5.000%	9/15/22	6,830	7,820
Connecticut GO	5.000%	11/15/22	5,000	5,742
Connecticut GO	5.000%	11/15/22	7,120	8,177
Connecticut GO	5.000%	3/15/23	14,555	16,742
Connecticut GO	5.000%	11/1/23	10,000	11,331
Connecticut GO	5.000%	11/15/23	7,715	8,956
Connecticut GO	5.000%	11/15/23	14,275	16,572
Connecticut GO	5.000%	3/15/24	10,000	11,607
Connecticut GO	5.000%	6/1/24	10,000	11,251
Connecticut GO	5.000%	9/1/24	20,000	23,373
Connecticut GO	5.000%	10/15/24	10,805	12,227
Connecticut GO	5.000%	11/15/24	6,440	7,548
Connecticut GO	5.000%	11/15/24	10,025	11,750
Connecticut GO	5.000%	3/1/25	19,440	22,090
Connecticut GO	5.000%	9/1/25	19,395	22,461
Connecticut GO	5.000%	9/1/26	13,170	15,114
Connecticut GO	5.000%	11/1/26	9,250	10,388
Connecticut GO	5.000%	3/15/27	9,800	11,254
Connecticut GO	5.000%	3/1/30	8,900	9,857
Connecticut GO	5.000%	4/15/32	4,000	4,383
Connecticut GO	5.000%	8/15/32	20,000	22,136
3 Connecticut GO TOB VRDO	0.820%	8/1/17 LOC	31,665	31,665

Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,352
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/24	5,475	6,486
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/25	5,190	6,182
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,397
Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/20 (Prere.)	8,550	9,518
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.200%	2/1/19	14,920	14,957
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	2/6/19	40,000	39,942
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	33,360	39,134
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	8,000	7,805
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program Revenue
VRDO	0.840%	8/7/17	11,275	11,275
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/17	7,090	7,163
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/22	5,000	5,786
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/23	12,085	12,668
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/24	10,880	11,402
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	19,445	22,447
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	12,515	13,112
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/26	8,225	9,417
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/27	15,000	17,043
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/31	10,000	11,425
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/32	6,000	6,826
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/34	3,745	4,232
University of Connecticut GO	5.000%	2/15/27	8,000	9,354
				708,516
Delaware (0.1%)
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/19 (Prere.)	10,000	10,773
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/21	8,300	9,513
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/22	6,000	7,065
University of Delaware Revenue	5.000%	11/1/22	1,000	1,087
				28,438
District of Columbia (0.3%)
District of Columbia GO	5.000%	12/1/17 (Prere.)	11,840	12,005

District of Columbia GO	5.000%	12/1/17 (Prere.)	10,380	10,525
District of Columbia GO	5.000%	12/1/17 (Prere.)	5,325	5,399
District of Columbia GO	5.000%	6/1/19	5,000	5,367
District of Columbia GO	5.000%	6/1/21	5,000	5,719
District of Columbia GO	5.000%	6/1/28	2,000	2,491
District of Columbia GO	5.000%	6/1/29	1,000	1,233
District of Columbia GO	5.000%	6/1/33	10,000	11,968
District of Columbia GO	5.000%	6/1/34	5,000	6,006
District of Columbia GO	5.000%	6/1/35	4,000	4,794
District of Columbia GO	5.000%	6/1/36	3,500	4,184
District of Columbia GO	5.000%	6/1/37	3,345	3,993
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/24	2,025	2,437
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/25	2,200	2,679
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,500	4,159
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	6,000
District of Columbia Revenue (Georgetown
University) PUT	4.700%	4/1/18 (Prere.)	23,500	24,093
District of Columbia Revenue (Methodist Home
of the District of Columbia)	4.500%	1/1/25	1,645	1,646
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/25	4,170	4,999
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/26	3,985	4,808
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/28	2,000	2,368
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	9,595	11,016
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	5,115	5,873
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,722
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,722
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	51,700	20,419
				175,625
Florida (4.9%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/25	1,000	1,181
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/26	1,250	1,463
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/27	1,300	1,509
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/34	22,000	24,768
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,798
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,931

Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	1,100	1,285
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,501
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	2,370	2,809
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,790
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,866
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	7,094
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	7,129
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	3,023
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	6,642
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	4,963
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,727
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,767
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	5,072
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	10,109
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	7,560
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,166
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,306
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,140
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,621
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,695
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,507
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	8,954
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,408
Broward County FL GO	5.000%	1/1/20	9,185	10,058
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,948
Broward County FL School Board COP	5.250%	7/1/18 (Prere.)	12,480	12,977
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/18 (Prere.)	2,000	2,095
Central Florida Expressway Authority BAN	1.625%	1/1/19	25,000	25,054
Central Florida Expressway Authority Revenue	5.000%	7/1/27	5,000	6,060
Central Florida Expressway Authority Revenue	5.000%	7/1/28	4,000	4,800
Central Florida Expressway Authority Revenue	4.000%	7/1/32	6,500	6,947
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	10,108
Central Florida Expressway Authority Revenue	5.000%	7/1/33	4,715	5,492
Central Florida Expressway Authority Revenue	5.000%	7/1/34	7,000	8,124
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	19,000	20,720
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/22	30,000	34,525
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/25	20,000	24,180

Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	20,514
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	21,100	23,330
Duval County FL School Board COP	5.000%	7/1/27	4,000	4,717
Duval County FL School Board COP	5.000%	7/1/33	14,415	16,498
Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,758
Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,754
Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	4,121
Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,185	2,559
Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,359
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,151
Florida Board of Education Lottery Revenue	5.000%	7/1/19	2,775	2,986
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	11,928
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	13,843
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	14,532
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	8,180	8,464
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	7,000	7,515
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	2,905	3,119
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	10,000	11,099
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	9,020	10,012
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	22,000	24,418
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	5,585	6,053
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	7,945	9,091
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	8,200	9,383
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	35,250	40,334
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,040	3,579
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	8,700	10,242
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	10,000	11,772
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	7,050	8,299
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	10,440	12,558
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	2,125	2,302
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	8,811
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	20,515	24,924
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/29	2,700	3,028

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/31	5,000	5,658
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/32	16,000	17,436
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/33	5,570	6,053
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	5,855	6,134
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	4,025	4,474
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	10,025	10,492
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	10,525	11,011
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	11,055	11,566
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	11,605	12,136
Florida Department of Transportation GO	5.000%	7/1/19	5,000	5,388
Florida Department of Transportation GO	5.000%	7/1/19	7,895	8,507
Florida Department of Transportation GO	5.000%	7/1/20	6,620	7,375
Florida Department of Transportation GO	5.000%	7/1/21	4,120	4,731
Florida Department of Transportation GO	5.000%	7/1/21	7,540	8,658
Florida Department of Transportation GO	5.000%	7/1/22	6,055	6,578
Florida Department of Transportation GO	5.000%	7/1/22	22,060	26,022
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/33	1,800	2,032
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/34	1,500	1,687
Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.000%	4/1/32	1,000	1,109
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23	2,000	2,330
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24	1,750	2,066
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25	1,250	1,487
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,750	3,125
Florida Municipal Power Agency Revenue	5.000%	10/1/18 (Prere.)	10,625	11,127
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	10,896
Florida Municipal Power Agency Revenue	5.750%	10/1/19 (Prere.)	3,000	3,302
Florida Municipal Power Agency Revenue	5.000%	10/1/21	5,000	5,739
Florida Municipal Power Agency Revenue	5.000%	10/1/23	1,750	2,092
Florida Municipal Power Agency Revenue	5.000%	10/1/24	1,000	1,212
Florida Municipal Power Agency Revenue	5.000%	10/1/25	1,705	2,089
Florida Municipal Power Agency Revenue	5.000%	10/1/26	1,000	1,209
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,875	1,962
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,100	1,320
Florida Municipal Power Agency Revenue	5.000%	10/1/28	1,370	1,632
Florida Municipal Power Agency Revenue	5.000%	10/1/29	5,000	5,990
Florida Municipal Power Agency Revenue	5.000%	10/1/29	3,475	4,112
Florida Municipal Power Agency Revenue	5.000%	10/1/30	9,995	11,888
Florida Municipal Power Agency Revenue	5.000%	10/1/31	8,500	10,070
Florida Municipal Power Agency Revenue
VRDO	0.760%	8/1/17 LOC	32,050	32,050
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,372
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,621

Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,279
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,115	1,130
Florida Turnpike Authority Revenue	5.000%	7/1/19	9,230	9,938
Florida Turnpike Authority Revenue	5.000%	7/1/20	1,635	1,657
Florida Turnpike Authority Revenue	5.000%	7/1/25	9,275	11,425
Florida Turnpike Authority Revenue	4.000%	7/1/33	9,030	9,695
Florida Turnpike Authority Revenue	4.000%	7/1/34	7,000	7,482
Florida Turnpike Authority Revenue	4.000%	7/1/34	12,355	13,041
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,117
Gainesville FL Utilities System Revenue VRDO	0.820%	8/7/17	27,930	27,930
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/25	1,690	1,871
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/23	1,320	1,540
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/24	1,110	1,312
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/25	1,350	1,607
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/27	1,445	1,694
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/28	2,000	2,325
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/29	2,000	2,308
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/30	2,000	2,290
Hernando County FL School District COP	5.000%	7/1/31 (4)	5,925	6,871
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,036
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,101
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,151
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,346
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	7,619
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,397
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,188
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	2,769
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,556
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/18	12,320	12,931
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/19	14,680	15,952

Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.500%	8/15/17 (ETM)	1,260	1,262
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	12,300	14,090
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/31	26,400	29,652
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	3,000	3,330
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	1,535	1,620
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	13,575	15,711
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	14,000	16,134
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	15,070	17,302
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	17,982
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,610
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/20 (Prere.)	2,500	2,759
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	600	705
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	750	877
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/24	7,025	8,218
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/25	2,000	2,329
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	4,490	5,223
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	3,900	4,264
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,075	2,265
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/19	15,265	16,548
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20	22,255	24,889
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	2,000	2,344
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	6,160	6,968
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/30	3,000	3,233
4 Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/29	2,255	2,706
4 Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/31	1,680	1,991
4 Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/33	1,500	1,760
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/18 (Prere.)	13,280	13,871
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,415	5,672

Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,685	5,954
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,970	6,253
Jacksonville FL Special Revenue	5.000%	10/1/19 (Prere.)	4,800	5,210
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	17,235
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,250
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	9,203
Jacksonville FL Special Revenue	5.000%	10/1/28	6,385	7,494
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	9,029
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,638
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	2,016
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,557
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	2,016
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,730
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	2,007
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,422
Lake County FL School Board COP	5.000%	6/1/31 (4)	5,000	5,742
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	500	552
Lakeland FL Energy System Revenue	5.000%	10/1/17	1,000	1,007
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/25	2,000	2,405
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/27	5,000	5,994
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/33	3,755	4,243
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/35	3,000	3,378
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,055
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,287
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,637
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,870
Lee County FL School Board COP	5.000%	8/1/23	1,130	1,346
Lee County FL School Board COP	5.000%	8/1/24	2,310	2,787
Lee County FL School Board COP	5.000%	8/1/27	5,000	5,889
Lee County FL School Board COP	5.000%	8/1/28	4,000	4,678
Lee County FL School Board COP	5.000%	8/1/34	3,500	4,037
Lee County FL School Board COP	5.000%	8/1/35	4,270	4,914
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/26 (4)	1,000	1,186
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/28 (4)	3,055	3,577
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/30 (4)	3,300	3,820
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/32 (4)	1,820	2,095
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/33 (4)	1,000	1,147
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/34 (4)	1,000	1,143
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/35 (4)	1,000	1,141
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,869
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,478
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,559
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,586
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,809
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,870

Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,879
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,344
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	2,825	3,111
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	3,847
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,447
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,525	2,882
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,457
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,116
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/34	4,000	4,527
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/35	5,000	5,650
Miami Beach FL Resort Tax Revenue	5.000%	9/1/26	1,000	1,210
Miami Beach FL Resort Tax Revenue	5.000%	9/1/28	1,300	1,546
Miami Beach FL Resort Tax Revenue	5.000%	9/1/29	1,000	1,181
Miami Beach FL Resort Tax Revenue	5.000%	9/1/30	1,500	1,762
Miami Beach FL Resort Tax Revenue	5.000%	9/1/35	1,500	1,730
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/18 (Prere.)	1,800	1,885
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	555	623
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,629
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	2,934
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	2,850	3,394
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	5,000	5,499
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	6,500	7,241
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,312
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	6,645	7,390
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	5,500	6,058
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	6,460	7,586
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	2,055	2,365
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	4,765	5,574
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	4,005	4,625
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/35	2,450	2,823
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/27	3,600	4,404
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/29	5,040	6,082

Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/35	15,390	18,058
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/35	8,210	9,633
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	14,000	16,391
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	8,620	10,092
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/23	4,000	4,729
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	4,250	5,091
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/25	3,750	4,452
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26	3,250	3,826
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	2,250	2,626
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/31	2,000	2,310
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/32	2,550	2,935
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/33	5,000	5,738
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/35	1,020	1,173
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/37	1,000	1,146
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30	2,450	2,515
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/35	2,750	2,787
2 Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	25,200	26,021
2 Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	27,650	28,551
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	14,225	14,688
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	12,980	13,403
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	15,530	16,036
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,476
Miami-Dade County FL School Board COP	5.000%	11/1/26	7,935	9,313
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	11,652
Miami-Dade County FL School Board COP	5.000%	11/1/28	10,000	11,570
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,499
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,713
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	3,054
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	2,000	2,342
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/25	2,750	3,208
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/26	11,340	13,165
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/27	2,500	2,895
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/28	8,840	10,225

Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/29	5,000	3,225
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	10,000	11,517
Miami-Dade County FL Special Obligation
Revenue	4.000%	4/1/30	12,555	13,484
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	12,000	13,766
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	4,000	4,589
Miami-Dade County FL Special Obligation
Revenue	4.000%	4/1/31	11,270	12,026
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	2,155	1,267
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	13,500	15,450
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/32	2,890	1,608
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	11,550	13,182
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/27	4,000	4,606
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/28	2,060	2,364
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/30	10,965	11,911
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/30	8,000	9,171
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/31	10,000	10,802
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31	6,250	7,140
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/32	1,650	1,882
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,400	7,452
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	23,097
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/18 (Prere.)	3,560	3,750
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/28	1,440	1,503
North Broward FL Hospital District Revenue
VRDO	0.820%	8/7/17 LOC	18,000	18,000
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	8,712
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/29	3,000	3,538
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,756
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/33	5,000	5,761
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/35	6,415	7,331
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/36	5,000	5,701
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/31	2,400	2,664

Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/36	4,750	5,205
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	8,400	8,703
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	7,000	7,252
Orange County FL Tourist Development
Revenue	5.000%	10/1/17	5,955	5,997
Orange County FL Tourist Development
Revenue	5.000%	10/1/18 (14)	18,980	19,113
Orange County FL Tourist Development
Revenue	5.000%	10/1/19	8,680	9,417
Orange County FL Tourist Development
Revenue	5.000%	10/1/20 (14)	15,345	15,453
Orange County FL Tourist Development
Revenue	5.000%	10/1/21 (14)	16,605	16,721
Orange County FL Tourist Development
Revenue	5.000%	10/1/26	6,715	8,364
Orange County FL Tourist Development
Revenue	5.000%	10/1/27	2,150	2,698
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	3,500	3,892
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	7,780	8,651
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	5,000	5,560
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/31	13,030	14,865
Orlando FL Capital Improvement Revenue	5.000%	10/1/21	1,000	1,150
Orlando FL Capital Improvement Revenue	5.000%	10/1/24	1,145	1,388
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,200	1,485
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,265	1,565
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,245	3,870
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	4,000	4,811
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	782
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	1,100
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	1,262
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,620
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	2,341
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/22	850	977
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/23	1,250	1,456
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/24	1,000	1,174
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	6,000	7,094

Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/37	7,810	9,148
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	7,003
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,825
Palm Beach County FL School Board COP	5.000%	8/1/29	3,595	4,231
Palm Beach County FL School Board COP	5.000%	8/1/31	10,660	12,413
Palm Beach County FL School Board COP	5.000%	8/1/32	12,000	13,918
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/17	6,000	6,042
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/18	6,000	6,280
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	15,000	15,792
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,727
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	3,790	3,956
Port St. Lucie FL Utility Revenue	5.000%	9/1/27	860	1,037
Port St. Lucie FL Utility Revenue	5.000%	9/1/28	2,500	2,991
Port St. Lucie FL Utility Revenue	5.000%	9/1/29	2,000	2,376
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	390	406
Port St. Lucie FL Utility Revenue	4.000%	9/1/30	2,200	2,377
Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,244
Port St. Lucie FL Utility Revenue	4.000%	9/1/31	2,500	2,685
Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,348
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	11,269
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,703
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/23	2,505	2,939
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/23	1,000	1,200
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/24	1,550	1,888
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,264
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,136
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,380	5,987
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,050	5,620
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/20	2,000	2,201
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/21	1,750	1,986
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/22	1,750	2,042
South Broward FL Hospital District Revenue	4.000%	5/1/33	3,860	4,031
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/20 (Prere.)	1,500	1,701
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,876
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/24	500	586
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/28	500	562
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/29	500	558

Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.125%	7/1/34	1,135	1,252
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	6,739
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	5,264
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/27	4,250	4,956
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/28	4,450	5,159
Tallahassee FL Energy System Revenue	5.000%	10/1/34	5,000	5,822
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/24	925	1,074
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/25	1,650	1,928
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/27	1,100	1,261
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/28	1,450	1,650
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	13,486
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,704
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,380
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,603
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	3,021
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	3,001
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,505	4,178
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/19	3,580	3,887
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/21	18,420	20,233
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/22	13,395	14,784
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	14,686	16,403
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,125
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,236
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,135
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,181
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,680
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,113
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/26	1,400	1,661

Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/30	1,650	1,908
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/32	1,880	2,157
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/33	2,340	2,677
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/34	2,505	2,859
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/35	1,680	1,913
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	2,300	2,723
University of South Florida Financing Corp. COP	5.000%	7/1/30	6,085	6,985
4 Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/27	1,000	1,224
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/27	1,125	1,288
4 Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/28	1,500	1,816
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/28	1,000	1,139
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29	1,100	1,245
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/30	1,750	1,970
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,192
Volusia County FL School Board COP	5.000%	8/1/24	500	603
Volusia County FL School Board COP	5.000%	8/1/25	1,675	2,000
Volusia County FL School Board COP	5.000%	8/1/27	1,800	2,110
Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,922
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,720
Volusia County FL School Board COP	5.000%	8/1/30	3,880	4,470
Volusia County FL School Board COP	5.000%	8/1/31	2,350	2,698
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,146
				2,666,327
Georgia (2.6%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/27	2,315	2,807
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/28	2,500	3,011
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	2,000	2,160
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,370
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	10,922
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/24	1,600	1,926
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	3,000	3,530

Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/30	5,000	5,856
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/31	5,000	5,817
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/32	5,500	6,381
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33	2,000	2,313
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/34	2,000	2,306
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,183
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,512
Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,195
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,631
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,834
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,583
Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	2,921
Atlanta GA Development Authority Revenue	5.000%	7/1/25	2,480	3,027
Atlanta GA Development Authority Revenue	5.000%	7/1/27	1,000	1,194
Atlanta GA Development Authority Revenue	5.000%	7/1/28	1,355	1,600
Atlanta GA Development Authority Revenue	5.000%	7/1/30	1,250	1,457
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,405
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,601
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	5,464
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	8,095
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	1,000	1,111
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/20	1,360	1,527
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,351
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	3,000	3,618
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24	3,000	3,674
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	2,500	3,080
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,362
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	19,982
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	7,397
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34	6,180	7,433
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	4,000	4,799
1 Atlanta GA Water & Wastewater Revenue PUT	2.326%	11/1/18	21,685	21,841
4 Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/29	1,100	1,316
4 Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/30	1,350	1,603
4 Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/32	1,795	2,107
4 Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/33	2,000	2,334
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/20	750	831
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/30	3,285	3,879
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/31	3,225	3,787
4 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/25	400	478

4 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/26	700	841
4 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/27	900	1,082
4 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/28	1,000	1,188
4 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/29	1,640	1,933
4 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/30	1,230	1,438
4 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/32	2,250	2,600
4 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/33	2,390	2,751
4 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/34	3,335	3,830
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/34 (2)	1,000	1,107
4 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/35	2,500	2,865
4 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/36	4,000	4,573
4 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/37	4,500	5,136
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/37 (2)	7,500	8,170
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/22	1,675	1,942
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/23	1,975	2,276
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/24	1,000	1,144
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/27	6,880	7,715
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/17	1,250	1,264
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,526
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,636
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,740
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,559
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,574
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,230
Forsyth County GA GO	5.000%	3/1/20	2,145	2,363
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/19 (Prere.)	6,110	6,599
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/20	760	842
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/30	3,010	3,531
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/32	2,640	3,062

4 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/25	400	478
4 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/26	465	559
4 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/27	500	601
4 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/28	500	594
4 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/29	500	589
4 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/30	845	988
4 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/31	900	1,045
4 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/35	4,700	5,386
4 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/37	2,820	3,219
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/25	1,000	1,077
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/26	1,000	1,074
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/31	7,000	7,776
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,400
Georgia GO	5.000%	2/1/19	33,695	35,750
Georgia GO	5.000%	7/1/19	5,000	5,386
Georgia GO	5.000%	7/1/19	18,000	19,388
Georgia GO	4.000%	11/1/19	2,500	2,669
Georgia GO	5.000%	12/1/19	12,995	14,202
Georgia GO	5.000%	2/1/20	34,000	37,360
Georgia GO	5.000%	7/1/20	18,460	20,560
Georgia GO	5.000%	7/1/20	21,065	23,462
Georgia GO	5.000%	7/1/20	3,000	3,341
Georgia GO	5.000%	7/1/20	10,000	11,138
Georgia GO	5.000%	11/1/20	9,240	10,403
Georgia GO	5.000%	2/1/21	46,000	52,180
Georgia GO	5.000%	10/1/21	8,000	9,253
Georgia GO	5.000%	1/1/22	14,000	16,308
Georgia GO	5.000%	1/1/22	9,415	10,967
Georgia GO	5.000%	2/1/22	13,425	15,673
Georgia GO	5.000%	2/1/22	6,590	7,694
Georgia GO	5.000%	7/1/22	22,000	25,963
Georgia GO	4.000%	10/1/22	2,150	2,446
Georgia GO	5.000%	12/1/22	46,000	54,844

Georgia GO	5.000%	1/1/23	11,000	13,135
Georgia GO	5.000%	2/1/23	5,000	5,982
Georgia GO	5.000%	2/1/23	18,395	22,007
Georgia GO	5.000%	7/1/23	20,160	23,776
Georgia GO	5.000%	7/1/24	22,865	28,113
Georgia GO	5.000%	12/1/24	10,000	12,383
Georgia GO	5.000%	2/1/25	3,000	3,643
Georgia GO	5.000%	2/1/27	10,000	12,004
Georgia GO	5.000%	12/1/27	5,175	6,499
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	12,000	13,607
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	4,120	4,708
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/25	1,300	1,474
4 Georgia Road & Tollway Authority Revenue	5.000%	6/1/18	3,650	3,775
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	16,496
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,797
4 Georgia Road & Tollway Authority Revenue	5.000%	6/1/26	425	523
4 Georgia Road & Tollway Authority Revenue	5.000%	6/1/27	500	619
4 Georgia Road & Tollway Authority Revenue	5.000%	6/1/28	700	859
4 Georgia Road & Tollway Authority Revenue	5.000%	6/1/29	565	688
4 Georgia Road & Tollway Authority Revenue
Federal Highway Reimbursement Revenue	5.000%	6/1/18	1,600	1,654
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/30	4,365	4,919
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/34	7,000	7,779
4 Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/26	500	601
4 Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/30	500	585
4 Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/32	1,000	1,156
4 Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/34	1,250	1,436
4 Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/36	2,300	2,629
4 Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/37	2,100	2,397
Gwinnett County GA School District GO	5.000%	8/1/20	20,000	22,336
Gwinnett County GA School District GO	5.000%	2/1/21	10,000	11,343
Gwinnett County GA School District GO	5.000%	8/1/21	23,000	26,475
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,094
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,161

4 LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/25	450	538
4 LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/26	630	757
4 LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/28	835	992
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,537
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,340
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/19	30	32
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	26,093
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	6,765	7,374
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	41,216
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	10,720	11,912
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	5,973
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/30	5,000	6,040
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	9,000	10,812
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/33	29,440	35,030
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/34	30,915	36,623
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	31,365	37,074
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/36	22,080	26,042
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Scherer Project) VRDO	0.820%	8/7/17 LOC	4,400	4,400
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	3,580	3,763
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	13,580	14,165
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,348
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	16,219
Municipal Electric Authority Georgia Revenue	4.000%	1/1/21	7,725	8,328
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,810	3,122
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	16,206
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	12,916
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	4,705	5,507
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	4,605	5,432
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	13,195	15,392
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	16,215	18,915
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,050	1,197
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	2,115	2,381
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34	2,000	2,244
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	5,000	5,597

Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,600	8,445
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/20	1,220	1,371
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/21	775	897
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/23	510	618
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,612
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.500%	1/1/19 (Prere.)	17,500	18,610
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,672
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,658
				1,418,954
Guam (0.0%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/23	6,280	7,163
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/24	4,790	5,487
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/25	4,200	4,831
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/36	300	331
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,595
				20,407
Hawaii (1.1%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	15,391
Hawaii County HI GO	5.000%	9/1/28	1,000	1,214
Hawaii County HI GO	5.000%	9/1/29	2,065	2,485
Hawaii County HI GO	5.000%	9/1/30	1,000	1,195
Hawaii GO	5.000%	12/1/18	9,250	9,754
Hawaii GO	5.000%	10/1/20	5,500	6,164
Hawaii GO	5.000%	10/1/20	9,910	11,106
Hawaii GO	5.000%	12/1/20	4,480	5,046
Hawaii GO	5.000%	10/1/21	3,055	3,526
Hawaii GO	5.000%	10/1/21	7,715	8,905
Hawaii GO	5.000%	11/1/22	11,155	13,213
Hawaii GO	5.000%	12/1/22	10,000	11,526
Hawaii GO	5.000%	8/1/24	14,970	18,264
Hawaii GO	5.000%	8/1/24	8,970	10,944
Hawaii GO	5.000%	10/1/24	10,000	12,246
Hawaii GO	5.000%	11/1/24	22,305	26,341
Hawaii GO	5.000%	4/1/25	19,785	24,316
Hawaii GO	5.000%	8/1/25	4,105	4,980
Hawaii GO	5.000%	8/1/25	2,500	3,033
Hawaii GO	5.000%	10/1/25	12,000	14,853
Hawaii GO	4.000%	4/1/26	26,025	30,181
Hawaii GO	5.000%	5/1/28	14,815	18,403
Hawaii GO	5.000%	10/1/28	7,760	9,531
Hawaii GO	5.000%	10/1/28	9,000	11,054
Hawaii GO	5.000%	8/1/29	8,500	10,048
Hawaii GO	4.000%	4/1/30	21,685	24,013
Hawaii GO	4.000%	5/1/30	13,765	15,352

Hawaii GO	4.000%	10/1/30	17,750	19,730
Hawaii GO	4.000%	4/1/31	21,410	23,530
Hawaii GO	4.000%	5/1/31	13,960	15,443
Hawaii GO	4.000%	10/1/31	8,000	8,832
Hawaii GO	4.000%	5/1/32	12,160	13,343
Hawaii GO	5.000%	8/1/33	2,865	3,334
Hawaii Highway Revenue	4.000%	1/1/22	1,000	1,118
Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,535
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,568
Honolulu HI City & County GO	4.000%	10/1/18	1,920	1,989
Honolulu HI City & County GO	5.250%	7/1/19 (4)	4,755	5,142
Honolulu HI City & County GO	4.000%	10/1/19	2,515	2,676
Honolulu HI City & County GO	5.000%	10/1/19	2,055	2,232
Honolulu HI City & County GO	5.000%	10/1/19	3,365	3,655
Honolulu HI City & County GO	5.000%	10/1/20	3,675	4,121
Honolulu HI City & County GO	5.000%	10/1/20	5,015	5,624
Honolulu HI City & County GO	5.000%	8/1/21 (Prere.)	5,000	5,755
Honolulu HI City & County GO	5.000%	10/1/22	4,000	4,740
Honolulu HI City & County GO	5.000%	10/1/22	1,000	1,185
Honolulu HI City & County GO	5.000%	10/1/22	4,205	4,983
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,562
Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,154
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,203
Honolulu HI City & County GO	5.000%	10/1/26	7,500	9,216
Honolulu HI City & County GO	5.000%	10/1/26	5,000	6,144
Honolulu HI City & County GO	5.000%	10/1/27	4,000	4,883
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,859
Honolulu HI City & County GO	4.000%	10/1/31	6,220	6,835
Honolulu HI City & County GO	5.000%	10/1/31	12,690	15,123
Honolulu HI City & County GO	4.000%	10/1/32	6,705	7,312
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/26	3,000	3,673
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/27	1,075	1,323
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/28	6,175	6,957
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	10,000	11,128
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	8,220	9,782
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/34	6,765	7,909
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/35	6,835	7,975
				571,657
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	755	807
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	285	305
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	1,245	1,331
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	715	764
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	12,050	12,872
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/24	1,500	1,825
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/25	2,750	3,343

Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/30	3,250	3,669
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,339
				30,255
Illinois (5.8%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,065
Chicago IL Board of Education GO	5.000%	12/1/17 (4)(Prere.)	2,500	2,534
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,347
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	5,194
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,193
Chicago IL Board of Education GO	5.000%	12/1/19 (12)	1,015	1,056
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	4,855	5,056
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,515
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,468
Chicago IL Board of Education GO	5.000%	12/1/22	18,500	17,412
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	10,633
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	1,105	1,116
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	1,920
Chicago IL Board of Education GO	5.250%	12/1/25	8,000	7,401
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	12,915
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	3,360	3,501
Chicago IL Board of Education GO	7.000%	12/1/26	19,500	20,017
Chicago IL Board of Education GO	5.000%	12/1/33	20,500	17,710
Chicago IL Board of Education GO	5.250%	12/1/35	11,985	10,497
1 Chicago IL Board of Education GO PUT	9.000%	8/3/17	10,480	10,466
Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,441
Chicago IL GO	5.000%	1/1/21 (14)	5,490	5,558
Chicago IL GO	5.000%	1/1/26	11,500	12,146
Chicago IL GO	5.000%	1/1/26 (4)	1,160	1,165
Chicago IL GO	5.000%	1/1/26	1,500	1,576
Chicago IL GO	5.000%	1/1/27 (14)	5,000	5,051
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,050
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	35,000	39,086
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,500	2,925
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,400	4,041
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,040	6,909
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	11,340
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	11,302
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,700	7,556
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,477
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,236
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/24	1,110	1,139
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	1,000	1,002
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	1,000	998
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (Prere.)	18,295	18,615
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (Prere.)	8,920	9,076
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,000	4,068
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	13,495	15,471
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	10,000	11,464
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	3,000	3,419
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	1,250	1,453
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	7,410	8,365
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	5,500	6,645
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/25	1,500	1,765
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	750	912
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	1,000	1,217

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	4,000	4,490
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,168
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	32,400	39,584
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	1,185	1,448
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,560	3,973
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/27	2,435	2,834
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	1,130	1,365
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	2,000	2,415
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	10,750	12,630
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	3,000	3,332
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/28	5,000	6,114
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	2,000	2,366
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	900	1,074
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,825	2,177
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	10,300	12,018
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,660
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,000	3,317
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	5,700	6,695
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,500	1,776
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	3,220	3,546
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,000	3,616
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	13,065	15,217
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	720	846
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	22,500	25,973
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,030	2,385
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,900	3,185
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/31	3,595	4,306
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	4,750	5,490
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	3,500	4,045
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	10,000	11,507
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	4,750	5,479
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	10,000	11,648
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	20,040	22,974
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,134
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	18,750	21,581
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	10,000	11,621
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	12,250	14,070
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	11,930	13,702
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	10,500	12,174
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	8,750	10,036
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	10,735	12,304
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	1,000	1,146
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	5,000	5,779
Chicago IL Park District GO	5.000%	1/1/21	2,000	2,201
Chicago IL Park District GO	5.000%	1/1/25	625	726
Chicago IL Park District GO	5.000%	1/1/25	4,425	4,859
Chicago IL Park District GO	5.000%	1/1/26	500	584
Chicago IL Park District GO	5.000%	1/1/27	1,000	1,155
Chicago IL Park District GO	5.000%	1/1/28	1,000	1,145
Chicago IL Park District GO	5.000%	1/1/29	785	893
Chicago IL Park District GO	5.000%	1/1/30	1,000	1,129
Chicago IL Park District GO	5.000%	1/1/31	1,000	1,122
Chicago IL Park District GO	5.000%	1/1/31	2,000	2,243
Chicago IL Park District GO	5.000%	1/1/33	2,000	2,225
Chicago IL Park District GO	5.000%	1/1/34	2,000	2,217
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,189
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,529

Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,953
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/18 (Prere.)	5,000	5,180
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/18 (Prere.)	11,000	11,396
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/18 (Prere.)	8,260	8,557
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.500%	6/1/18	7,435	7,695
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	12/1/18 (Prere.)	3,185	3,356
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	12/1/18 (Prere.)	4,900	5,163
4 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/26	2,000	2,366
4 Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/26	1,000	1,183
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	33,083
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	13,888
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	31,977
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	10,641
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	10,000	10,910
3 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.930%	8/7/17	15,380	15,380
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,435	2,772
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	3,000	3,477
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/27	2,545	2,960
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,550	1,720
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	3,330	3,861
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	9,030	10,470
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,592
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,182
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	2,039
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,100	2,280
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	18,404
Chicago IL Water Revenue	5.000%	11/1/23	1,670	1,872
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,668
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,207
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,194
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,407
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,858
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,215
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,212
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,000	1,135
Chicago IL Waterworks Revenue	5.000%	11/1/27	10,395	12,023
Chicago IL Waterworks Revenue	5.000%	11/1/29	6,830	7,833
Chicago IL Waterworks Revenue	5.000%	11/1/29	1,000	1,114
Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,212
Chicago IL Waterworks Revenue	5.000%	11/1/33	2,000	2,196
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,115
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,203
Cook County IL Community College District GO	5.250%	12/1/26	2,000	2,196

Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,183
Cook County IL Community College District GO	5.250%	12/1/28	2,000	2,171
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,520	1,641
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,072
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,657
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,384
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,783
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,618
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,386
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,616
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,331
Cook County IL GO	5.000%	11/15/18	8,000	8,361
Cook County IL GO	5.000%	11/15/20	7,500	8,022
Cook County IL GO	5.000%	11/15/21	5,410	5,774
Cook County IL GO	5.250%	11/15/28	35,500	38,506
Cook County IL High School District No. 205
(Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,030
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/24	1,750	2,080
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/25	1,820	2,152
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/26	2,290	2,695
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/27	2,000	2,341
Grundy & Will Counties IL Community Unified
School	5.875%	8/1/18	1,910	2,004
Grundy & Will Counties IL Community Unified
School	5.875%	2/1/25	810	849
Grundy & Will Counties IL Community Unified
School	5.875%	8/1/18	1,625	1,705
Grundy & Will Counties IL Community Unified
School	5.875%	2/1/23	690	723
Grundy & Will Counties IL Community Unified
School	5.875%	8/1/18	2,150	2,256
Grundy & Will Counties IL Community Unified
School	5.875%	2/1/26	910	953
Grundy & Will Counties IL Community Unified
School	5.875%	8/1/18	4,580	4,807
Grundy & Will Counties IL Community Unified
School	5.875%	8/1/28	1,940	2,032
Illinois Development Finance Authority Hospital
Revenue (Evanston Northwestern Healthcare
Corp.) VRDO	0.740%	8/1/17	11,435	11,435
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19 (Prere.)	4,715	5,021
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19	1,500	1,595
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/20	2,000	2,126
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/21	6,535	6,934
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/22	5,285	5,604
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/23	1,000	1,189

Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/24	1,200	1,449
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/28	3,885	4,538
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/29	5,000	5,801
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	6,595	7,202
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/30	3,000	3,335
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	11,251
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.840%	8/7/17 LOC	23,900	23,900
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/27	15,000	16,404
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/28	1,290	1,429
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/32	7,575	8,103
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/34	5,000	5,382
Illinois Finance Authority Revenue (Central
DuPage Health)	5.000%	11/1/27	17,920	19,420
Illinois Finance Authority Revenue (Central
DuPage Health)	5.125%	11/1/29	15,000	16,269
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.500%	8/15/18 (Prere.)	21,760	22,796
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/26	1,000	1,109
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/31	2,560	2,740
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/28	2,000	2,385
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/29	2,000	2,360
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/30	1,000	1,172
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/33	2,000	2,313
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/35	5,000	5,550
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/36	6,430	7,116
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/37	6,500	7,183
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/23	1,000	1,047
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/27	3,070	3,207
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.750%	5/15/33	8,675	9,003
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/37	2,000	2,130
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/36	1,000	1,099

Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/25	8,750	9,886
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/26	3,595	4,038
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/27	1,495	1,669
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/28	1,570	1,744
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/29	1,650	1,825
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/30	1,730	1,906
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/31	1,815	1,994
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/32	1,905	2,087
Illinois Finance Authority Revenue (Memorial
Health System)	5.250%	4/1/29	12,670	13,458
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/23	1,215	1,417
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28	7,885	8,364
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/31	6,500	6,685
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/32	10,000	10,209
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/33	3,840	4,259
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/34	3,500	3,873
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.250%	7/1/18 (Prere.)	8,500	8,838
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	9,000	9,811
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/33	5,000	5,648
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/35	5,500	6,185
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/36	2,500	2,803
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	11,057
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,000	2,306
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	3,750	4,300
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/23	1,000	1,177
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.500%	5/15/24	5,000	5,548
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/24	1,600	1,906
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/25	1,950	2,342
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/26	1,000	1,179

Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/28	1,250	1,440
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/29	2,000	2,282
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/30	2,300	2,619
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/31	2,150	2,222
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	24,070	25,930
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/24	5,000	5,628
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/25	8,000	9,045
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/26	8,000	9,071
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/27	10,000	11,328
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28	13,750	15,436
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/32	10,000	10,911
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	4.000%	2/15/33	1,800	1,747
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/30	2,500	2,602
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/31	2,000	2,071
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/32	2,000	2,059
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.375%	5/1/19 (Prere.)	7,000	7,651
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/25	2,870	3,415
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/26	4,000	4,715
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/27	4,000	4,658
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/28	4,000	4,615
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/25	1,000	1,171
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.500%	8/15/30	8,000	8,233
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	2,700	2,960
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,530
Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	5.250%	2/15/37	1,180	1,243
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	12,520
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20 (Prere.)	3,355	3,746
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,544

Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	6,645	7,367
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/24	1,100	1,326
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/26	1,700	2,062
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,294
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,349
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	4,000	4,565
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	5,265	6,295
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/24	5,195	5,927
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/25	2,990	3,405
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/26	3,500	3,991
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	4,400	5,001
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	15,000	17,561
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	4,250	4,826
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	12,250	14,245
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	5,250	5,981
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	5,300	6,017
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	15,000	17,276
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	1,050	1,183
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	15,000	17,213
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	28,975	33,027
Illinois GO	5.000%	8/1/17	8,760	8,760
Illinois GO	5.000%	11/1/19	8,200	8,655
Illinois GO	5.000%	1/1/20 (4)	8,635	9,176
Illinois GO	5.000%	8/1/20	2,000	2,132
Illinois GO	5.000%	1/1/21 (4)	21,470	22,700
Illinois GO	5.250%	1/1/21	7,525	8,106
Illinois GO	5.000%	5/1/21	4,785	5,139
Illinois GO	5.000%	8/1/21	25,000	26,940
Illinois GO	5.000%	1/1/22	2,740	2,865
Illinois GO	5.000%	2/1/22	5,000	5,410
Illinois GO	5.000%	2/1/22	7,740	8,375
Illinois GO	5.000%	7/1/22	7,000	7,615
Illinois GO	5.000%	8/1/22 (4)	11,720	12,971
Illinois GO	5.000%	8/1/22	10,000	10,891
Illinois GO	5.000%	11/1/22	10,000	10,924
Illinois GO	5.000%	2/1/23	7,000	7,656
Illinois GO	5.000%	2/1/23	8,500	9,297

Illinois GO	5.000%	7/1/23	6,000	6,583
Illinois GO	5.000%	8/1/23	17,000	18,663
Illinois GO	5.000%	11/1/23	13,200	14,513
Illinois GO	4.000%	1/1/24	4,860	4,993
Illinois GO	5.000%	2/1/24	6,270	6,896
Illinois GO	5.000%	6/1/24	7,000	7,710
Illinois GO	5.500%	7/1/24	19,000	21,175
Illinois GO	5.000%	8/1/24	25,335	27,366
Illinois GO	5.000%	1/1/25	17,000	18,734
Illinois GO	5.000%	2/1/25	3,250	3,582
Illinois GO	5.000%	2/1/25	3,775	4,115
Illinois GO	5.000%	1/1/26	2,115	2,332
Illinois GO	5.000%	2/1/26	11,125	12,026
Illinois GO	5.000%	2/1/26	20,000	22,048
Illinois GO	5.000%	4/1/26 (4)	16,175	17,635
Illinois GO	5.500%	7/1/26	7,000	7,695
Illinois GO	5.000%	2/1/27	28,500	31,307
Illinois GO	5.000%	4/1/27	3,840	4,115
Illinois GO	5.500%	7/1/27	8,000	8,728
Illinois GO	5.000%	1/1/28	5,000	5,402
Illinois GO	5.000%	2/1/28	10,305	11,218
Illinois GO	5.000%	4/1/28 (4)	4,515	4,868
Illinois GO	5.250%	7/1/28	2,710	2,896
Illinois GO	5.000%	1/1/29	19,200	20,603
Illinois GO	5.250%	2/1/29	8,750	9,422
Illinois GO	5.000%	3/1/29	23,000	23,983
Illinois GO	5.250%	2/1/30	13,000	13,899
Illinois GO	5.000%	11/1/30	5,000	5,335
Illinois GO	5.000%	1/1/31	11,000	11,369
Illinois GO	5.000%	3/1/31	7,985	8,262
Illinois GO	5.250%	7/1/31	6,000	6,356
Illinois GO	5.000%	9/1/31	6,500	6,561
Illinois GO	5.000%	11/1/32	9,200	9,730
Illinois GO	4.000%	6/1/33	20,880	19,865
Illinois GO	5.500%	7/1/33 (4)	3,300	3,654
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	0.820%	8/7/17	9,000	9,000
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	6,033
Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,000	6,128
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	14,220
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	12,354
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	10,217
Illinois Sales Tax Revenue	5.000%	6/15/19 (Prere.)	1,345	1,445
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	6,357
Illinois Sales Tax Revenue	5.000%	6/15/20	3,880	4,140
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	10,619
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	16,660
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	4,722
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,700	14,934
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,442
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,722
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,433
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	3,994
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,253

Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	9,046
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,609
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	7,011
Illinois Toll Highway Authority Revenue	5.000%	12/1/31	12,000	13,831
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	10,148
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	7,000	8,034
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	10,119
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,832
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	12,653
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,850	4,349
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	13,295
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	2,000	2,278
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,060	2,341
Illinois Toll Highway Authority Revenue VRDO	0.820%	8/7/17	35,300	35,300
Kane McHenry Cook & DeKalb County IL Unit
School District GO	5.000%	1/1/21	1,715	1,909
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/19 (14)	5,000	4,902
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20 (14)	5,000	4,825
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22 (14)	5,690	5,259
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	3,972
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,528
McHenry County IL Conservation District GO	5.000%	2/1/22	3,000	3,455
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	38,440	36,607
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	5,291
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	26,653
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	17,214
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	18,688
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	22,342
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	8,044
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	9,400	6,686
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	40,000	24,484
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	115	70
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	72,685	40,108
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	41,400	21,041
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	4,790	4,951
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	44,205	24,902

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	25,135	13,448
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/24	1,300	1,546
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/25	3,000	3,599
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/26	2,200	2,655
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/27	1,985	2,372
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/31	1,750	1,843
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/32	2,000	2,095
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,160
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	38,000	43,299
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,393
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/25	3,850	4,572
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/26	3,500	4,182
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/27	3,500	4,183
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/28	8,750	10,506
Southwestern Illinois Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	10,834
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,854
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,247
Springfield IL Water Revenue	5.000%	3/1/31	2,785	3,125
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,405
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	3,763
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	6,565
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/29	2,075	2,326
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/30	2,000	2,231
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,444
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/31	2,420	2,695
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/33	2,000	2,211
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/34	2,000	2,204
University of Illinois COP	4.000%	8/15/19	10,000	10,395
University of Illinois COP	4.000%	10/1/19	5,115	5,328

Waubonsee IL Community College District No.
516 GO	5.000%	12/15/23	1,715	1,964
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/24	7,950	9,059
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/25	3,405	3,863
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/28	9,800	9,193
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/29	5,920	3,071
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/30	5,680	2,765
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	5,500	5,121
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	8,486
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/24	7,980	6,698
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/25	4,065	3,268
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/26	3,645	2,780
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/27	2,000	1,466
				3,176,507
Indiana (1.1%)
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/31	5,000	5,958
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/32	8,105	9,607
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/33	9,110	10,711
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/34	9,630	11,273
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	1/15/36	13,470	15,687
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,906
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/21	145	166
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/18 (ETM)	4,085	4,239
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,237
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,590
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/23	3,570	3,747
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/24	10,855	11,424
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/25	13,895	14,620

Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/26	14,425	15,174
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,060
Indiana Finance Authority Highway Revenue	5.000%	12/1/23	15,110	18,293
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/22	1,295	1,498
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/24	2,500	2,922
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/25	2,500	2,891
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/26	2,500	2,857
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/27	2,500	2,834
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/17	1,520	1,541
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/18	1,125	1,185
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/24	1,400	1,707
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,228
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,183
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	3,059
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,162
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	3,000	3,459
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/34	18,515	21,291
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/35	19,220	22,058
4 Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/26	1,300	1,592
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/29	3,000	3,343
4 Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/29	1,350	1,657
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	7,578
Indiana Finance Authority Revenue	5.000%	2/1/21	3,430	3,890
Indiana Finance Authority Revenue	5.000%	2/1/21	6,225	7,059
Indiana Finance Authority Revenue	5.000%	2/1/23	11,000	13,134
Indiana Finance Authority Revenue	5.000%	2/1/27	4,140	5,171
Indiana Finance Authority Revenue	5.000%	8/1/27	1,705	2,123
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/21	1,225	1,371
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22	1,000	1,144

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/24	2,000	2,270
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	1,000	1,125
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/29	1,800	2,121
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/30	3,250	3,566
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/30	1,250	1,466
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/31	1,650	1,925
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/36	2,000	2,292
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/27	3,000	3,656
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/29	5,000	6,017
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	6,000	7,183
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/31	10,130	12,074
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	9,150	10,573
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/28	6,295	6,988
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	2,665	3,063
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/24	1,000	1,186
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,179
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,552
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,677
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,670
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,237
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,769
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,541
Indiana Health Facility Financing Authority
Revenue (Parkview Health System Obligated
Group)	1.890%	5/1/31 (2)	3,050	2,833
Indiana Municipal Power Agency Revenue	5.625%	1/1/19 (Prere.)	4,640	4,944
Indiana Municipal Power Agency Revenue	5.750%	1/1/19 (Prere.)	2,000	2,135
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	7,245	8,470

Indiana Municipal Power Agency Revenue	5.000%	1/1/34	19,000	22,099
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	20,000	23,210
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	12,500	14,453
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,707
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,174
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,151
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,151
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,560	1,795
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,519
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,147
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,563
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,399
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	3,929
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	17,410
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/18 (Prere.)	1,985	2,067
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/18 (Prere.)	2,085	2,171
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/18 (Prere.)	1,895	1,973
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/18 (Prere.)	1,425	1,484
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/19	3,000	3,170
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,545	1,685
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,000	5,296
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	9,414
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	7,664
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,684
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	3,860
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/35 (4)	7,000	7,588
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,631
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	4,975
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/19 (Prere.)	1,955	2,081
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/29	8,045	8,560
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	7,000	7,396
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/25	4,330	5,104
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/26	4,835	5,662
Purdue University Indiana University COP	5.000%	7/1/20	2,000	2,224
Purdue University Indiana University COP	5.000%	7/1/34	3,485	4,110

Purdue University Indiana University COP	5.000%	7/1/36	1,655	1,943
Purdue University Indiana University Student
Facilities System Revenue	4.000%	7/1/19	1,110	1,173
Purdue University Indiana University Student
Facilities System Revenue	4.000%	7/1/20	2,170	2,351
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/32	1,850	2,216
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/33	2,505	2,987
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/34	1,590	1,889
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/36	1,255	1,485
				598,691
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.500%	6/15/20 (Prere.)	2,000	2,247
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.625%	6/15/20 (Prere.)	2,000	2,254
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/19 (Prere.)	5,500	5,970
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,284
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	3,435	3,508
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	58,100	59,374
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	500	533
3 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	2,955	3,062
Iowa Finance Authority Revenue	5.000%	8/1/20	3,000	3,346
Iowa Special Obligation Revenue	5.000%	6/1/24	4,000	4,868
Iowa Special Obligation Revenue	5.000%	6/1/27	5,450	6,697
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	6,616
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/28	6,280	6,935
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	1,150	1,277
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	2,100	2,332
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	4,000	4,441
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	5,726
Polk County IA GO	4.000%	6/1/22	12,620	14,258
Polk County IA GO	4.000%	6/1/23	13,050	14,630
				162,358
Kansas (0.7%)
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/27	2,500	2,885
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/28	4,000	4,518
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/29	3,000	3,354

Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/30	3,000	3,324
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/31	2,000	2,204
Butler County KS Unified School District No. 385
Andover GO	5.000%	9/1/32	2,000	2,400
Butler County KS Unified School District No. 385
Andover GO	5.000%	9/1/33	2,325	2,778
Butler County KS Unified School District No. 385
Andover GO	5.000%	9/1/34	2,680	3,190
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,636
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	380	395
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,428
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/26	600	688
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/27	500	568
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/28	500	562
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/29	500	558
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/30	500	554
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/31	650	718
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/23	1,000	1,201
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/24	1,000	1,219
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/24	1,500	1,829
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/25	1,650	2,033
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/29	1,000	1,100
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	5,000	5,596
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	24,000	26,876
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/21	10,000	11,539
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	7,425	8,791
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	10,000	12,266
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	13,300	16,260
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	14,000	17,053
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/28	11,400	13,816
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/29	15,525	18,670
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,087

Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,075
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,000	2,149
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	1,500	1,518
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	6,000	6,071
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	2,800	2,833
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,435	11,370
3 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.890%	8/7/17	8,000	8,000
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	11,400	12,567
Kansas Development Finance Authority
Revenue	5.000%	5/1/23	10,000	11,759
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	10,000	11,911
Kansas Development Finance Authority
Revenue	5.000%	5/1/26	13,290	15,800
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	23,500	27,844
Kansas Development Finance Authority
Revenue	5.000%	5/1/28	7,000	8,276
Kansas Development Finance Authority
Revenue	5.000%	4/1/29	7,025	7,980
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	13,000	14,597
Kansas Development Finance Authority
Revenue	5.000%	4/1/33	15,045	16,843
Kansas Development Finance Authority
Revenue	5.000%	4/1/34	5,795	6,471
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	7,152
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	7,718
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/20 (Prere.)	6,510	7,157
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	990	1,080
Lawrence KS Water & Sewage System
Revenue	5.000%	11/1/28	3,575	4,315
Leavenworth County KS Unified School District
GO	4.500%	3/1/18 (12)	1,030	1,052

Leavenworth County KS Unified School District
GO	4.500%	3/1/19 (12)	1,000	1,055
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	643
Leavenworth County KS Unified School District
GO	4.750%	9/1/19 (Prere.)	1,165	1,254
Leavenworth County KS Unified School District
GO	4.750%	9/1/19 (Prere.)	1,265	1,362
Leavenworth County KS Unified School District
GO	5.000%	9/1/19 (Prere.)	1,060	1,147
Leavenworth County KS Unified School District
GO	5.000%	9/1/19 (Prere.)	1,360	1,471
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,188
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	750	873
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	1,500	1,779
				381,406
Kentucky (0.6%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/25	720	829
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/26	570	660
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/27	615	703
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/28	630	715
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,227
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	15,518
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	7,752
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	9,482
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/29	2,000	2,279
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/30	1,705	1,923
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/32	1,500	1,670
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/34	2,720	3,009
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/35	1,600	1,767
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/36	2,500	2,755

Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/37	4,745	5,225
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/18	1,840	1,870
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,545
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	2,985	3,208
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,140
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/30	7,000	7,307
1 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	1.735%	2/1/20	40,000	39,435
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/25 (14)	4,500	5,416
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/27 (14)	4,425	5,182
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/28 (14)	3,500	4,045
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	4,000	4,590
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/30 (14)	2,370	2,706
Kentucky Property & Building Commission
Revenue	5.000%	8/1/17	1,600	1,600
Kentucky Property & Building Commission
Revenue	5.000%	10/1/17	1,170	1,178
Kentucky Property & Building Commission
Revenue	5.000%	11/1/17	8,570	8,660
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	5,000	5,256
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	5,120	5,382
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	5,510	5,860
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	4,425	4,706
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	7,446
Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	5,398
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	4,834
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	4,500	4,721
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	35,000	38,823
Kentucky Property & Building Commission
Revenue	5.250%	2/1/23 (12)	705	749

Kentucky Property & Building Commission
Revenue	5.250%	2/1/25 (12)	570	605
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/20	1,700	1,583
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/23	1,720	1,441
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18 (Prere.)	7,065	7,329
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18 (Prere.)	7,000	7,261
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/22	1,000	1,168
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	1,450	1,743
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/29	3,905	4,514
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/31	5,210	5,981
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/25	1,250	1,506
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/26	5,370	6,519
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/27	2,000	2,402
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/25	8,900	9,792
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	14,775	15,734
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/31	9,000	9,562
Paducah KY Electric Plant Board Revenue	5.000%	10/1/25 (4)	1,665	1,967
Paducah KY Electric Plant Board Revenue	5.000%	10/1/26 (4)	1,110	1,318
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/20	1,180	1,291
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	4,000	4,514
				317,801
Louisiana (0.7%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,170
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,160
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,155

Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,453
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/19 (Prere.)	5,165	5,573
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,179
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/34 (4)	1,500	1,763
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/36 (4)	2,000	2,339
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	1,000	1,027
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,067
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,067
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19	1,030	1,094
Lafayette LA Communications System Revenue	5.000%	11/1/23 (4)	2,000	2,360
Lafayette LA Communications System Revenue	5.000%	11/1/24 (4)	5,310	6,346
Lafayette LA Communications System Revenue	5.000%	11/1/25 (4)	1,500	1,789
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	23,883
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	11,510
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	6,773
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,575
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	8,100
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.409%	5/1/18	34,500	34,482
Louisiana GO	5.000%	8/1/25	2,375	2,859
Louisiana GO	5.000%	12/1/26	7,870	9,466
Louisiana GO	5.000%	5/1/29	14,815	17,270
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/29	1,525	1,734
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/31	3,140	3,534
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/33	3,500	3,913
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/34	2,550	2,843
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,101
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,197
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,214
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,946

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,125
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,593
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/20 (Prere.)	15,905	18,152
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/26	800	965
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/27	1,250	1,516
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/28	1,500	1,803
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/19	4,495	4,789
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/31	7,055	8,080
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/32	8,440	9,628
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/21 (Prere.)	4,000	4,663
Louisiana Public Facilities Authority Revenue
(Nineteenth Judicial District Court Building
Project)	5.000%	6/1/36 (4)	2,200	2,451
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	469
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/24	510	607
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/25	850	1,017
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,000	1,170
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/24	2,125	2,453
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/25	5,445	6,234
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/26	5,000	5,686
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/27	3,770	4,272
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	3,650	4,110
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,612
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,130
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,106
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,481

New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,237
New Orleans LA GO	5.125%	12/1/17 (Prere.)	10,000	10,143
New Orleans LA GO	5.000%	12/1/23	2,250	2,601
New Orleans LA GO	5.000%	12/1/24	2,500	2,885
New Orleans LA GO	5.000%	12/1/25	2,500	2,875
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,319
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,580
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,624
New Orleans LA Sewage Service Revenue	5.000%	6/1/26	500	594
New Orleans LA Sewage Service Revenue	5.000%	6/1/29	1,100	1,283
New Orleans LA Sewage Service Revenue	5.000%	6/1/34	1,385	1,584
New Orleans LA Sewage Service Revenue	5.000%	6/1/35	950	1,085
New Orleans LA Water Revenue	5.000%	12/1/23	655	768
New Orleans LA Water Revenue	5.000%	12/1/23	1,000	1,172
New Orleans LA Water Revenue	5.000%	12/1/24	1,000	1,185
New Orleans LA Water Revenue	5.000%	12/1/24	550	652
New Orleans LA Water Revenue	5.000%	12/1/25	500	597
New Orleans LA Water Revenue	5.000%	12/1/26	1,000	1,187
New Orleans LA Water Revenue	5.000%	12/1/27	865	1,019
New Orleans LA Water Revenue	5.000%	12/1/28	550	644
New Orleans LA Water Revenue	5.000%	12/1/28	1,200	1,393
New Orleans LA Water Revenue	5.000%	12/1/29	650	756
New Orleans LA Water Revenue	5.000%	12/1/29	1,000	1,154
New Orleans LA Water Revenue	5.000%	12/1/30	500	579
New Orleans LA Water Revenue	5.000%	12/1/31	1,430	1,649
New Orleans LA Water Revenue	5.000%	12/1/32	1,345	1,544
New Orleans LA Water Revenue	5.000%	12/1/33	760	870
New Orleans LA Water Revenue	5.000%	12/1/34	1,430	1,631
New Orleans LA Water Revenue	5.000%	12/1/34	2,600	2,953
New Orleans LA Water Revenue	5.000%	12/1/35	700	798
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	23,265	24,707
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/31	10,000	10,616
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/32	12,365	13,287
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/33	5,000	5,350
				386,375
Maine (0.0%)
Maine GO	5.000%	6/1/19	5,000	5,369
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,420
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,417
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,655
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,081
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,078
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,083
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,738
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,075
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,843
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,277
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,343
				23,379
Maryland (3.6%)
Anne Arundel County MD GO	5.000%	4/1/19	1,885	2,012
Anne Arundel County MD GO	5.000%	4/1/19	1,030	1,099

Anne Arundel County MD GO	5.000%	10/1/19	3,110	3,378
Anne Arundel County MD GO	5.000%	10/1/19	8,240	8,950
Anne Arundel County MD GO	5.000%	10/1/19	4,830	5,246
Anne Arundel County MD GO	5.000%	4/1/20	2,255	2,490
Anne Arundel County MD GO	5.000%	4/1/20	1,855	2,048
Anne Arundel County MD GO	5.000%	4/1/20	830	917
Anne Arundel County MD GO	5.000%	10/1/20	3,110	3,490
Anne Arundel County MD GO	5.000%	10/1/20	4,735	5,314
Anne Arundel County MD GO	5.000%	4/1/21	2,590	2,950
Anne Arundel County MD GO	5.000%	4/1/21	6,395	7,285
Anne Arundel County MD GO	5.000%	4/1/21	1,880	2,142
Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,293
Anne Arundel County MD GO	5.000%	10/1/21	3,615	4,178
Anne Arundel County MD GO	5.000%	10/1/21	2,125	2,456
Anne Arundel County MD GO	5.000%	10/1/21	3,110	3,594
Anne Arundel County MD GO	5.000%	10/1/21	1,455	1,682
Anne Arundel County MD GO	5.000%	10/1/21	6,185	7,148
Anne Arundel County MD GO	5.000%	10/1/21	4,715	5,449
Anne Arundel County MD GO	5.000%	10/1/22	3,615	4,289
Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,521
Anne Arundel County MD GO	5.000%	4/1/23	4,000	4,799
Anne Arundel County MD GO	5.000%	10/1/23	3,615	4,384
Anne Arundel County MD GO	5.000%	10/1/23	2,125	2,577
Anne Arundel County MD GO	5.000%	10/1/24	3,110	3,833
Anne Arundel County MD GO	5.000%	10/1/24	1,455	1,793
Anne Arundel County MD GO	5.000%	10/1/24	2,445	3,014
Anne Arundel County MD GO	5.000%	10/1/25	3,110	3,883
Anne Arundel County MD GO	5.000%	10/1/25	1,455	1,816
Anne Arundel County MD GO	5.000%	10/1/25	2,400	2,996
Anne Arundel County MD GO	5.000%	10/1/25	4,605	5,749
Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,858
Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,805
Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,823
Baltimore County MD GO	5.000%	8/1/19	3,000	3,241
Baltimore County MD GO	5.000%	2/1/20	1,000	1,099
Baltimore County MD GO	5.000%	8/1/21	2,600	2,993
Baltimore County MD GO	5.000%	8/1/21	5,000	5,755
Baltimore County MD GO	5.000%	8/1/21	6,705	7,718
Baltimore County MD GO	5.000%	2/1/22	3,000	3,502
Baltimore County MD GO	4.000%	3/1/30	4,000	4,539
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/20	4,050	4,523
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/21	5,800	6,676
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,250	1,436
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,745	2,004
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,905	2,188
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	2,075	2,383
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,585	1,821
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,570	1,803
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,160
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,690
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,260
Calvert County MD GO	5.000%	7/1/23	3,300	3,985
Frederick County MD GO	5.000%	2/1/23	4,485	5,366
Howard County MD GO	5.000%	8/15/20	14,125	15,795
Howard County MD GO	5.000%	8/15/21 (Prere.)	1,820	2,098

Howard County MD GO	5.000%	8/15/21	14,440	16,628
Howard County MD GO	5.000%	2/15/22	13,605	15,899
Howard County MD GO	5.000%	8/15/24	2,680	3,077
Maryland Department of Transportation
Revenue	5.000%	2/15/19	34,000	36,115
Maryland Department of Transportation
Revenue	5.000%	6/1/19	8,155	8,755
Maryland Department of Transportation
Revenue	5.000%	11/1/19	19,000	20,697
Maryland Department of Transportation
Revenue	5.000%	2/15/20	41,400	45,528
Maryland Department of Transportation
Revenue	5.000%	5/1/20	13,000	14,394
Maryland Department of Transportation
Revenue	5.000%	6/1/20	8,850	9,825
Maryland Department of Transportation
Revenue	4.000%	9/1/20	18,480	20,124
Maryland Department of Transportation
Revenue	5.000%	11/1/20	11,585	13,035
Maryland Department of Transportation
Revenue	5.000%	2/15/21	46,790	53,102
Maryland Department of Transportation
Revenue	5.000%	5/1/21	16,005	18,277
Maryland Department of Transportation
Revenue	5.000%	11/1/21	12,000	13,902
Maryland Department of Transportation
Revenue	5.000%	11/1/23	25,000	30,367
Maryland Department of Transportation
Revenue	4.000%	12/15/28	17,390	19,398
Maryland Department of Transportation
Revenue	4.000%	12/15/29	27,000	29,897
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	6,000	6,490
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	5,150	5,142
Maryland GO	4.500%	8/1/18	35,465	36,755
Maryland GO	5.000%	8/1/18	2,175	2,265
Maryland GO	5.000%	8/1/18	3,000	3,124
Maryland GO	5.000%	3/1/19	5,000	5,321
Maryland GO	5.000%	3/1/19	10,395	11,063
Maryland GO	5.000%	8/1/19	5,015	5,418
Maryland GO	5.000%	8/1/19	5,100	5,510
Maryland GO	5.000%	8/1/19	5,000	5,402
Maryland GO	5.000%	3/1/20	14,640	16,131
Maryland GO	5.000%	3/15/20	16,615	18,330
Maryland GO	4.500%	8/1/20	13,550	14,929
Maryland GO	5.000%	8/1/20	17,900	19,991
Maryland GO	5.000%	8/1/20	5,145	5,746
Maryland GO	5.250%	8/1/20	4,000	4,497
Maryland GO	5.000%	3/1/21	31,755	36,111
Maryland GO	5.000%	3/1/21	13,965	15,881
Maryland GO	5.000%	3/1/21	7,580	8,620
Maryland GO	4.000%	8/1/21	43,490	48,310
Maryland GO	5.000%	8/1/21	33,110	38,112
Maryland GO	5.000%	8/1/21	16,350	18,820

Maryland GO	5.000%	8/1/21	2,230	2,567
Maryland GO	5.000%	3/1/22	32,550	38,085
Maryland GO	5.000%	3/1/22 (Prere.)	37,360	43,640
Maryland GO	5.000%	3/1/22 (Prere.)	7,150	8,352
Maryland GO	5.000%	3/15/22	5,345	6,260
Maryland GO	5.000%	8/1/22	29,215	34,549
Maryland GO	5.000%	8/1/22	115,660	136,778
Maryland GO	5.000%	8/1/22	71,720	84,815
Maryland GO	5.000%	8/1/22	4,500	5,322
Maryland GO	4.000%	8/1/23	37,875	43,571
Maryland GO	5.000%	8/1/23	14,805	17,909
Maryland GO	5.000%	8/1/23	71,995	87,092
Maryland GO	4.000%	8/1/26	28,000	31,683
Maryland GO	4.000%	6/1/29	68,270	76,260
Maryland GO	4.000%	6/1/30	73,035	81,055
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/28	5,685	6,792
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/29	2,000	2,373
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/30	2,180	2,567
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/21	800	910
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/23	900	1,047
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.372%	5/15/18	10,000	10,034
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/29	1,000	1,104
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	5,580	6,321
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,630	7,466
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,616
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/34	2,600	2,898
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,590
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/18 (Prere.)	9,000	9,357
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/18 (Prere.)	3,800	3,960
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,764

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,543
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,079
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	925
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	8,622
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/23	12,970	15,500
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/25	14,000	16,847
Montgomery County MD GO	5.000%	7/1/19	8,790	9,468
Montgomery County MD GO	5.000%	11/1/20	11,370	12,801
Montgomery County MD GO	5.000%	7/1/21	2,380	2,733
Montgomery County MD GO	5.000%	7/1/21	2,500	2,871
Montgomery County MD GO	5.000%	11/1/22	13,750	16,361
Montgomery County MD GO	5.000%	11/1/22	39,265	46,720
Montgomery County MD GO	5.000%	11/1/23	14,750	17,936
Montgomery County MD GO	5.000%	11/1/23	18,000	21,888
Montgomery County MD GO	5.000%	11/1/26	8,300	10,149
Montgomery County MD GO	4.000%	12/1/30	14,000	15,621
Prince Georges County MD GO	5.000%	8/1/21	13,745	15,821
Prince Georges County MD GO	5.000%	9/15/21	4,975	5,747
Prince Georges County MD GO	5.000%	9/1/23	10,865	13,166
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,288
University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/19	4,995	5,328
University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/29	6,100	6,888
University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/30	6,345	7,078
University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/31	6,600	7,302
University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/32	6,840	8,320
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/20	4,415	4,904
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/31	8,185	8,925
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/32	8,515	9,223
				1,972,075
Massachusetts (2.9%)
Boston MA GO	5.000%	4/1/20	6,000	6,629
Boston MA GO	5.000%	2/1/23	4,760	5,565
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/19	15,000	16,163
Massachusetts Clean Water Trust Revenue	5.000%	2/1/21	1,900	2,155
Massachusetts Clean Water Trust Revenue	5.000%	8/1/21	5,000	5,755
Massachusetts Clean Water Trust Revenue	5.000%	2/1/22	750	876
Massachusetts Clean Water Trust Revenue	5.000%	8/1/22	500	591
Massachusetts Clean Water Trust Revenue	5.000%	2/1/26	1,240	1,524

Massachusetts Clean Water Trust Revenue	5.000%	8/1/26	2,950	3,707
Massachusetts College Building Authority
Revenue	5.125%	5/1/19 (Prere.)	1,420	1,523
Massachusetts College Building Authority
Revenue	5.250%	5/1/19 (Prere.)	2,250	2,419
Massachusetts College Building Authority
Revenue	5.000%	5/1/28	1,290	1,421
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	2,905	3,361
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	4,820	5,555
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	6,040	6,925
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	2,852
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	16,088
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	14,841
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.830%	8/7/17 LOC	27,300	27,300
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,490
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,342
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,338
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	2,005
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,410
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,522
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,683
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,784
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,220
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,287
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	10,526
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/24	1,000	1,170
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/25	1,000	1,172
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/26	1,000	1,173
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/32	3,760	4,180
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/34	3,490	3,851
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/35	5,240	6,083

Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	6,765	7,117
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	15,000	16,023
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/19	4,000	4,314
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/20	2,500	2,715
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/20	6,500	7,249
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/21	3,000	3,449
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/34	10,800	12,983
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) VRDO	0.830%	8/7/17	18,630	18,630
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/23	1,230	1,338
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/24	1,310	1,429
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/25	2,770	3,030
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/32	17,575	18,714
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/23	835	974
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/24	700	823
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/25	800	943
Massachusetts Development Finance Agency
Revenue (Suffolk University)	6.250%	7/1/19 (Prere.)	3,195	3,511
Massachusetts Development Finance Agency
Revenue (Suffolk University)	6.250%	7/1/30	1,805	1,967
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	10,000	11,646
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	2,989
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	3,794
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/20	10,205	10,949
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	20,000	24,382
Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,000	11,768
Massachusetts GO	5.500%	11/1/17 (4)	7,000	7,083
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,231
Massachusetts GO	5.500%	10/1/18	9,500	10,009
Massachusetts GO	5.000%	7/1/19	3,645	3,924
Massachusetts GO	5.000%	5/1/20	8,355	9,246
Massachusetts GO	5.000%	7/1/20	3,920	4,361
Massachusetts GO	5.500%	10/1/20 (14)	11,065	12,576
Massachusetts GO	5.000%	4/1/21 (Prere.)	18,000	20,537

Massachusetts GO	5.000%	4/1/21 (Prere.)	26,675	30,434
Massachusetts GO	5.000%	7/1/21	10,170	11,657
Massachusetts GO	5.000%	8/1/21 (Prere.)	20,000	23,031
Massachusetts GO	5.250%	8/1/21	20,870	24,181
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,150
Massachusetts GO	5.000%	8/1/22	14,000	16,503
Massachusetts GO	5.000%	12/1/23	23,000	27,846
Massachusetts GO	5.000%	7/1/24	3,705	4,523
Massachusetts GO	5.000%	7/1/24	9,575	11,688
Massachusetts GO	5.000%	8/1/24	65,150	79,631
Massachusetts GO	5.000%	12/1/24	3,000	3,685
Massachusetts GO	5.000%	7/1/25	5,710	7,055
Massachusetts GO	1.334%	11/1/25	22,000	21,997
Massachusetts GO	5.000%	12/1/25	20,000	24,860
Massachusetts GO	5.000%	4/1/26	42,115	52,407
Massachusetts GO	5.000%	7/1/27	41,660	51,476
Massachusetts GO	5.000%	7/1/28	29,520	37,486
Massachusetts GO	5.000%	7/1/28	21,000	25,728
Massachusetts GO	5.000%	12/1/28	4,155	5,118
Massachusetts GO	5.000%	7/1/29	10,425	12,489
Massachusetts GO	5.000%	7/1/29	5,000	6,072
Massachusetts GO	5.000%	7/1/30	12,000	14,280
Massachusetts GO	4.000%	11/1/30	45,000	48,704
Massachusetts GO	1.620%	12/1/30 (14)	6,050	5,687
Massachusetts GO	1.620%	12/1/30 (14)	625	588
Massachusetts GO	1.620%	12/1/30 (14)	8,375	7,873
Massachusetts GO	1.635%	12/1/30 (14)	17,550	16,497
Massachusetts GO	5.000%	9/1/31	5,770	6,697
Massachusetts GO	5.000%	12/1/36	6,500	7,691
Massachusetts GO PUT	1.700%	8/1/17	46,500	46,508
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,471
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	1,890	1,959
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	15,450	16,015
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,380	3,519
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	5,500	5,726
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,500	3,644
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	1,916
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.720%	8/1/17	21,700	21,700
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,161
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,526
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,090
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,206
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,696
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,532

Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	4,108
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,684
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,716
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,915
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	2,500	2,878
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	20,000	23,550
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	2,000	2,471
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	6,745	8,273
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,856
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	9,000	10,966
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	38,327
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	4,000	4,813
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	18,500	21,997
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,422
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	10,600	11,446
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	9,152
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,798
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/33	10,000	11,923
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	5,000	5,877
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	9,505	11,299
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	4,000	4,689
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/19 (14)	5,125	5,426
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	29,860	37,654
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	14,164
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	6,799
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/23	6,430	7,770
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/24	7,665	9,421
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	9,290	9,863
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19	21,580	23,322
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	2,350	2,704

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	3,500	4,028
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	2,000	2,301
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	5,000	5,683
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	5,000	5,664
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34	10,000	11,906
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	6,800	8,072
Massachusetts Water Resources Authority
Revenue VRDO	0.840%	8/7/17	5,200	5,200
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,000	3,416
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	3,916
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,100	5,802
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	13,168
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	12,466
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	13,070
				1,551,868
Michigan (3.3%)
Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,203
Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,394
Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,731
Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,521
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,137
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,649
Chippewa Valley MI Schools GO	5.000%	5/1/25	700	849
Chippewa Valley MI Schools GO	5.000%	5/1/32	1,000	1,157
Chippewa Valley MI Schools GO	5.000%	5/1/34	1,080	1,238
Chippewa Valley MI Schools GO	5.000%	5/1/35	800	916
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,430
Dearborn MI School District GO	5.000%	5/1/27	3,650	4,276
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,235
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,614
Dearborn MI School District GO	5.000%	5/1/32	3,150	3,607
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	3,865	4,277
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	7,000	7,973
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	14,000	15,425
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/19 (4)	1,300	1,386
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/20 (4)	1,500	1,633
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/21 (4)	1,100	1,220
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/22 (4)	1,000	1,130
East Lansing MI School District GO	5.000%	5/1/28	620	756

East Lansing MI School District GO	5.000%	5/1/29	500	604
East Lansing MI School District GO	5.000%	5/1/30	600	719
East Lansing MI School District GO	5.000%	5/1/31	1,900	2,260
East Lansing MI School District GO	5.000%	5/1/33	755	887
East Lansing MI School District GO	5.000%	5/1/34	1,500	1,755
East Lansing MI School District GO	5.000%	5/1/36	1,100	1,279
Forest Hills MI Public Schools GO	5.000%	5/1/19	3,350	3,579
Forest Hills MI Public Schools GO	5.000%	5/1/20	3,760	4,149
Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,817
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/25	4,800	5,710
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/30	17,025	19,478
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/31	4,750	5,440
Great Lakes MI Water Authority Sewer Disposal
System Revenue	4.000%	7/1/33 (4)	4,750	5,039
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/35	34,080	38,215
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/36	64,000	71,609
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/25	10,240	12,239
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	14,000	16,555
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/30	5,400	6,178
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/31	9,210	10,487
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	13,380	13,909
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/20 (Prere.)	10,145	11,218
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/30	8,225	8,840
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/22	1,000	1,153
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/23	1,000	1,170
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/25	3,250	3,761
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/29	5,325	6,151
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/30	1,750	1,994
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/31	4,750	5,401

Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/32	5,000	5,670
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/34	1,500	1,696
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/35	8,730	9,852
Lincoln MI Consolidated School District GO	5.000%	5/1/25 (4)	1,000	1,218
Lincoln MI Consolidated School District GO	5.000%	5/1/26 (4)	1,250	1,537
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/27	1,500	1,873
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/28	1,370	1,696
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/29	1,500	1,838
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/30	2,500	3,038
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/31	2,000	2,413
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/33	2,150	2,567
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/34	1,790	2,129
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/32	1,145	1,323
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/33	1,000	1,152
Marysville MI Public Schools District GO	5.000%	5/1/29	2,255	2,669
Marysville MI Public Schools District GO	5.000%	5/1/32	3,010	3,499
Marysville MI Public Schools District GO	5.000%	5/1/33	3,285	3,791
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	13,152
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	8,987
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,842
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,410
Michigan Building Authority Revenue	5.000%	4/15/25	2,500	3,038
Michigan Building Authority Revenue	5.000%	4/15/25	5,250	6,381
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,714
Michigan Building Authority Revenue	5.000%	4/15/26	1,570	1,922
Michigan Building Authority Revenue	5.000%	4/15/26	6,500	7,816
Michigan Building Authority Revenue	5.000%	4/15/27	1,500	1,828
Michigan Building Authority Revenue	5.000%	4/15/28	8,000	9,436
Michigan Building Authority Revenue	5.000%	10/15/28	2,000	2,414
Michigan Building Authority Revenue	5.000%	4/15/29	26,550	31,102
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	11,153
Michigan Building Authority Revenue	5.000%	4/15/30	15,000	17,470
Michigan Building Authority Revenue	5.000%	4/15/31	4,040	4,691
Michigan Building Authority Revenue	5.000%	10/15/31	10,415	12,092
Michigan Building Authority Revenue	5.000%	4/15/32	27,185	31,433
Michigan Building Authority Revenue	5.000%	10/15/32	4,660	5,388
Michigan Building Authority Revenue	5.000%	4/15/33	12,000	13,790
Michigan Building Authority Revenue	5.000%	4/15/35	13,405	15,289
Michigan Finance Authority Revenue	5.000%	4/1/18	13,000	13,308
Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,303
Michigan Finance Authority Revenue	5.000%	4/1/24	4,000	4,628
Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,348

Michigan Finance Authority Revenue	5.000%	4/1/25	2,160	2,522
Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	3,846
Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	3,902
Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	4,970
Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	5,955
Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,824
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/24	7,000	8,410
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/25	3,000	3,570
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	6,500	7,528
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/30	11,000	12,552
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/32	13,570	15,364
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (4)	24,000	27,727
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,394
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	19,000	22,253
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (4)	15,000	17,808
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,174
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	2,950	3,475
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26	1,500	1,734
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	5,000	5,847
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	12,225	14,295
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	1,350	1,546
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27 (4)	10,000	11,599
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	1,000	1,137
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	7,000	8,062
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	16,500	18,751
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	700	804
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	15,000	16,976
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	1,200	1,372
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	10,000	11,267
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	3,100	3,448
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	1,000	1,140

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	7,500	8,430
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	3,500	3,878
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	850	965
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	20,250	22,682
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	2,000	2,234
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,450	6,019
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,000	5,522
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	2,000	2,263
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35 (4)	3,500	3,948
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	1,350	1,525
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/24	2,300	2,765
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/26	4,000	4,864
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/32	3,655	4,196
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/34	7,000	7,963
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/37	12,000	13,528
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/23	1,000	1,183
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/24	1,000	1,203
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/25	1,500	1,812
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/26	1,000	1,192
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/27	800	942
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/28	1,000	1,166
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/29	1,000	1,160
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/30	2,580	2,977
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/31	2,655	3,033
1 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT	1.438%	10/15/18	48,255	48,255
1 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT	1.588%	10/15/20	25,000	25,096
3 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) TOB VRDO	0.800%	8/1/17 LOC	24,000	24,000
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/28	1,310	1,518

Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,305
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,438
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,683
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,663
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/23	830	971
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	425	493
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	1,300	1,579
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/25	1,190	1,371
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/26	400	458
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/17	2,000	2,014
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	2.000%	10/1/19	1,800	1,841
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/20	8,360	9,126
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/29	5,040	6,153
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/30	7,500	8,311
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,733
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/20 (Prere.)	70	79
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/24	4,750	5,769
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/25	3,500	4,242
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/27	7,930	8,721
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/27	2,765	3,342
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/29	4,880	5,800
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/30	3,770	4,452
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/30	12,500	14,044
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/31	2,765	3,248
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/33	5,000	5,783
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/34	7,870	9,077
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	52,424
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	44,000	47,376

Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	7,735	7,867
Michigan GAN	5.000%	3/15/23	5,000	5,936
Michigan GAN	5.000%	3/15/26	6,000	7,392
Michigan GAN	5.000%	3/15/27	3,750	4,657
Michigan GO	5.250%	9/15/17 (Prere.)	10,810	10,869
Michigan GO	5.250%	9/15/17 (Prere.)	12,805	12,875
Michigan GO	5.000%	12/1/25	7,835	9,705
Michigan GO	5.000%	12/1/26	2,285	2,802
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/32	18,470	21,226
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/33	16,910	19,357
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/19 (Prere.)	5,000	5,475
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/19 (Prere.)	15,775	17,407
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/27	2,000	2,245
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/28	2,600	2,904
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.125%	6/1/19 (ETM)	1,270	1,332
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.625%	6/1/19 (Prere.)	5,000	5,423
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.000%	6/1/19 (Prere.)	4,000	4,365
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	3,950	4,017
Michigan Housing Development Authority
Revenue	3.500%	6/1/47	12,200	12,970
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/20 (Prere.)	4,000	4,485
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/23	1,250	1,480
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/24	1,500	1,804
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/25	1,250	1,485
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/26	2,000	2,352
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/27	1,700	1,978
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/28	1,250	1,445
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/29	2,500	2,874
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/30	1,480	1,690

Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/34	2,170	2,443
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/35	1,370	1,536
Michigan Trunk Line Revenue	5.000%	11/15/22	7,000	8,298
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	33,740
Oakland University MI Revenue	5.000%	3/1/24	500	595
Oakland University MI Revenue	5.000%	3/1/25	500	601
Oakland University MI Revenue	5.000%	3/1/26	500	605
Oakland University MI Revenue	5.000%	3/1/27	750	894
Oakland University MI Revenue	5.000%	3/1/28	1,215	1,437
Oakland University MI Revenue	5.000%	3/1/29	1,735	2,039
Oakland University MI Revenue	5.000%	3/1/31	2,225	2,581
Oakland University MI Revenue	5.000%	3/1/32	3,140	3,627
Oakland University MI Revenue	5.000%	3/1/33	1,775	2,042
Oakland University MI Revenue	5.000%	3/1/34	3,745	4,293
Oakland University MI Revenue	5.000%	3/1/35	2,205	2,522
Oakland University MI Revenue	5.000%	3/1/36	2,025	2,311
Portage MI Public Schools GO	5.000%	11/1/33	2,130	2,459
Portage MI Public Schools GO	5.000%	11/1/35	1,300	1,490
Portage MI Public Schools GO	5.000%	11/1/36	1,500	1,716
Rochester MI Community School District GO	5.000%	5/1/19	4,180	4,470
Rockford MI Public Schools GO	5.000%	5/1/32	2,000	2,325
Rockford MI Public Schools GO	5.000%	5/1/33	2,470	2,850
Romeo MI Community School District GO	5.000%	5/1/32	1,290	1,503
Romeo MI Community School District GO	5.000%	5/1/33	1,350	1,564
Romeo MI Community School District GO	5.000%	5/1/34	1,425	1,645
Romeo MI Community School District GO	5.000%	5/1/35	1,000	1,152
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	8.000%	9/1/18 (Prere.)	13,900	14,957
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.500%	8/1/19 (ETM)	20,000	21,766
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.375%	8/1/19 (Prere.)	25,000	27,634
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/22	2,500	2,909
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/23	2,000	2,371
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/26	2,225	2,594
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,266
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,449
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,779
University of Michigan Revenue	5.000%	4/1/33	2,750	3,319
University of Michigan Revenue	5.000%	4/1/34	3,475	4,177
University of Michigan Revenue	5.000%	4/1/35	3,300	3,961
University of Michigan Revenue	5.000%	4/1/36	4,000	4,789

University of Michigan Revenue	5.000%	4/1/37	5,000	5,977
1 University of Michigan Revenue PUT	1.250%	4/2/18	24,940	24,974
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,525	1,760
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,300	2,633
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,870	3,277
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	11,565
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	3,844
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	2,948
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,382
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	8,050	8,144
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,317
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,598
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,317
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,219
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,016
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,725
3 Wayne State University Michigan Revenue TOB
VRDO	0.890%	8/7/17	5,000	5,000
Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,498
Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,525
Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,564
				1,777,725
Minnesota (1.2%)
Bloomington MN Independent School District
No. 271 GO	5.000%	2/1/22	3,000	3,498
Duluth MN Independent School District No. 709
COP	5.000%	2/1/22	2,150	2,473
Farmington MN Independent School District No.
192 GO	5.000%	2/1/21	2,575	2,913
Hennepin County MN GO	5.000%	12/1/19	5,050	5,519
Hennepin County MN GO	5.000%	12/1/23	2,600	3,164
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/25	1,000	1,186
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/26	1,350	1,613
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/27	1,400	1,680
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/18	4,500	4,609
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/19	4,200	4,470
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/19	1,500	1,596
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	4,958
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/22	3,415	3,996
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/17	1,785	1,806

Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/18	2,190	2,299
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	11,500	14,181
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	300	370
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	4,000	4,693
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	5,000	6,099
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	350	427
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	2,280	2,660
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	5,000	6,057
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	425	515
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	2,500	2,909
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	500	601
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	2,500	2,894
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/32	3,925	4,696
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/32	600	718
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/33	650	774
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/34	900	1,068
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/35	875	1,036
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/36	850	1,004
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/37	925	1,092
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/20	4,485	4,942
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/21	5,000	5,686
Minneapolis MN GO	2.000%	12/1/19	8,000	8,182
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.000%	11/15/18 (ETM)	8,530	8,854
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.625%	11/15/18 (Prere.)	15,500	16,623
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/22	6,805	7,869
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/23	7,550	8,909
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/24	8,215	9,737
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/25	5,050	5,952

Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	7,000	8,210
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/27	10,085	11,765
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/28	10,590	12,314
Minnesota 911 Revenue	5.000%	6/1/18	18,000	18,625
Minnesota 911 Revenue	5.000%	6/1/19	20,400	21,900
Minnesota 911 Revenue	5.000%	6/1/20	21,420	23,774
Minnesota COP	5.000%	6/1/18	7,135	7,157
Minnesota COP	5.000%	6/1/19	8,540	8,566
Minnesota COP	5.000%	6/1/28	3,225	3,802
Minnesota COP	5.000%	6/1/29	3,385	3,962
Minnesota COP	5.000%	6/1/30	3,405	3,971
Minnesota COP	5.000%	6/1/32	3,670	4,240
Minnesota COP	5.000%	6/1/33	3,615	4,162
Minnesota COP	5.000%	6/1/34	4,005	4,598
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	8,692
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	6,942
Minnesota GO	5.000%	8/1/18	3,895	4,055
Minnesota GO	5.000%	8/1/21	6,500	7,476
Minnesota GO	5.000%	8/1/21	31,000	35,657
Minnesota GO	5.000%	8/1/21	6,000	6,899
Minnesota GO	5.000%	8/1/21	5,445	6,261
Minnesota GO	5.000%	10/1/21 (Prere.)	155	179
Minnesota GO	5.000%	8/1/22	20,500	24,221
Minnesota GO	5.000%	8/1/24	15,500	19,028
Minnesota GO	5.000%	8/1/24	1,350	1,657
Minnesota GO	5.000%	8/1/24	12,355	15,185
Minnesota GO	5.000%	10/1/24	9,845	11,365
Minnesota GO	5.000%	8/1/25	17,005	21,155
Minnesota GO	5.000%	8/1/25	13,500	16,795
Minnesota GO	4.000%	8/1/26	8,015	9,412
Minnesota GO	5.000%	8/1/26	35,060	43,309
Minnesota GO	5.000%	8/1/27	4,000	4,899
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/18	455	464
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/19	425	445
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,517
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/20 (Prere.)	5,000	5,505
Osseo MN Independent School District No. 279
GO	5.000%	2/1/20	7,410	8,131
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/29	7,000	8,807
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/31	8,000	10,136
Rochester MN Health Care Facilities Revenue
(Mayo Clinic) PUT	4.000%	11/15/18	11,500	11,940
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/19 (Prere.)	2,000	2,121
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/23	2,000	2,368
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/24	1,500	1,805

St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/18 (Prere.)	21,700	22,621
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.625%	7/1/18 (Prere.)	6,000	6,262
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	1,235	1,346
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	915	996
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	1,990	2,168
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	805	877
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	1,120	1,220
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.250%	11/15/19 (Prere.)	3,550	3,888
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/20	780	848
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/20	890	968
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/21	1,085	1,179
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/21	1,935	2,104
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/22	1,190	1,294
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.250%	11/15/29	3,450	3,769
University of Minnesota Revenue	5.000%	12/1/18	1,000	1,054
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,241
University of Minnesota Revenue	5.000%	4/1/20	2,895	3,197
University of Minnesota Revenue	5.000%	4/1/21	3,140	3,577
University of Minnesota Revenue	5.000%	4/1/22	500	533
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,771
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,791
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,035
				679,539
Mississippi (0.6%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/28	3,620	4,172
Jackson County MS Pollution Control Revenue
(Chevron USA Inc.) VRDO	0.770%	8/1/17	5,435	5,435
Jackson MS Public School District GO	5.000%	4/1/23	1,500	1,722
Jackson MS Public School District GO	5.000%	4/1/24	3,000	3,487
Jackson MS Public School District GO	5.000%	4/1/25	5,285	6,200

Jackson MS Public School District GO	5.000%	4/1/26	5,000	5,878
Jackson MS Public School District GO	5.000%	4/1/27	4,500	5,237
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.720%	8/1/17	15,300	15,300
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.720%	8/1/17	15,700	15,700
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.720%	8/1/17	22,100	22,100
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.770%	8/1/17	12,710	12,710
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.770%	8/1/17	20,390	20,390
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.770%	8/1/17	8,210	8,210
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.830%	8/7/17	20,200	20,200
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Highway Project)	5.000%	1/1/24	2,500	2,983
Mississippi Development Bank Special
Obligation Revenue (Madison County
Highway Project)	5.000%	1/1/24	2,500	2,983
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/26	6,000	7,295
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/27	7,985	9,740
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/28	2,250	2,756
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/28	1,500	1,847
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/29	1,370	1,671
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/31	1,000	1,204
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	4.000%	6/1/32	2,030	2,203
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	4.000%	6/1/33	1,500	1,618
Mississippi GO	5.000%	10/1/19	2,330	2,534

Mississippi GO	5.000%	10/1/21 (Prere.)	12,035	13,904
Mississippi GO	5.000%	10/1/21 (Prere.)	11,735	13,557
Mississippi GO	5.000%	10/1/29	15,000	18,465
Mississippi GO	5.000%	11/1/30	4,000	4,772
Mississippi GO	5.000%	10/1/31	19,800	24,041
Mississippi GO	5.000%	12/1/31	11,250	13,226
Mississippi GO	5.000%	12/1/32	7,000	8,216
Mississippi GO	5.000%	10/1/33	19,500	23,425
Mississippi GO	5.000%	10/1/34	10,000	11,964
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,517
				317,662
Missouri (0.9%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	7,500	8,558
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/26	1,000	1,129
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/27	1,850	2,073
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	2,105
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,150
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/30	3,000	3,285
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/31	6,415	6,987
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,000	5,599
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/25	6,000	7,164
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	9,261
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	14,958
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,625	15,771
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	15,768
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,365
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/30	1,190	1,303
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/31	1,700	1,848
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/32	7,225	8,218
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	4.000%	4/1/35	2,000	2,090
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	4.000%	4/1/36	1,850	1,927
Kansas City MO Special Obligation Revenue
(Performing Arts Center Garage Project)	0.000%	2/1/18	3,000	2,982

Kansas City MO Special Obligation Revenue
(Performing Arts Center Garage Project)	0.000%	2/1/19	7,615	7,426
Missouri Board of Public Buildings Special
Obligation Revenue	4.000%	4/1/20	5,160	5,559
Missouri Environmental Improvement & Energy
Resources Authority Revenue	1.435%	12/1/22 (14)	6,660	6,227
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/24	2,000	2,432
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/25	2,900	3,573
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	7/1/26	4,250	5,269
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/27	2,000	2,469
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/26	2,045	2,371
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/28	1,000	1,141
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/21	2,845	3,179
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/22	3,490	3,995
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/23	3,690	4,210
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/24	3,320	3,764
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/19	2,420	2,587
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/22	5,270	5,807
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/26	3,000	3,519
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/27	4,000	4,650
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/28	3,500	4,042
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/29	4,000	4,592
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/30	4,000	4,562
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/31	3,000	3,406

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,454
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	8,893
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,415
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	11/15/33	5,200	5,488
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/19 (Prere.)	15,960	17,157
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/29	3,270	3,480
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	4.000%	5/15/33	3,530	3,714
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	2,615	2,980
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/25	850	981
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/26	750	866
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/28	1,000	1,129
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/29	1,150	1,290
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/30	400	445
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/31	1,350	1,493
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/32	500	549
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/33	550	602
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	30,000	34,111
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	1.647%	6/1/31 (2)	7,800	7,079
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	1.650%	6/1/31 (2)	1,000	908
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	17,140
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/19	2,000	2,122
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/22	5,000	5,876

Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/24	15,000	18,365
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/24	2,800	3,318
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/26	4,570	5,407
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/27	3,250	3,804
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/28	2,250	2,614
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/29	5,000	5,775
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/30	6,455	7,409
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/31	10,000	11,414
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/32	5,245	5,582
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	12/1/36	10,000	11,466
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	10,590	12,130
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/35	8,000	9,133
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/24	3,000	3,583
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/24	2,785	3,348
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/25	1,600	1,926
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/25	2,270	2,749
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/29	3,500	4,104
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/34	6,800	7,831
St. Louis County MO Parkway C-2 School
District GO	5.000%	3/1/24	2,500	3,052
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	6.125%	7/1/24	6,000	6,541
St. Louis MO Parking Revenue	5.000%	12/15/24 (4)	1,000	1,192
St. Louis MO Parking Revenue	5.000%	12/15/25 (4)	1,000	1,204
St. Louis MO Parking Revenue	5.000%	12/15/26 (4)	1,000	1,189
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34	3,050	3,572
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35	2,000	2,338
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	3,000	3,502
				472,041

Montana (0.1%)
Forsyth MT Pollution Control Revenue
(Northwestern Corporation Colstrip Project)	2.000%	8/1/23	20,000	19,788
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/31	2,925	3,044
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/28	2,500	2,988
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/29	2,635	3,113
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/30	2,000	2,343
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/31	2,000	2,326
				33,602
Multiple State (0.1%)
3 Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	0.910%	8/7/17 LOC	40,000	40,000

Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	9,330	10,385
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	150,000	162,099
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/23	1,910	2,243
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/24	1,400	1,664
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/25	2,005	2,403
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/26	1,160	1,377
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/27	1,760	2,070
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/28	1,250	1,459
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/29	1,895	2,197
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/21	1,000	1,091
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/22	860	934
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/24	1,320	1,486
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/25	1,000	1,119

Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/32	5,000	5,444
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	1,010	1,194
Lincoln NE Electric System Revenue	5.000%	9/1/25	1,990	2,329
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/26	3,065	3,484
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,125	2,380
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	2,500	2,784
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/32	2,800	3,109
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,137
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,274
Nebraska Public Power District Revenue	5.000%	1/1/31	1,920	2,179
Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,418
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,270
Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,373
Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,665
Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,627
Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,412
Nebraska Public Power District Revenue	5.000%	1/1/33	5,000	5,649
Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,691
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/27	2,375	2,932
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/25	1,875	2,108
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/26	1,975	2,217
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/27	3,470	3,961
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/29	1,500	1,684
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/30	4,065	4,499
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/31	4,030	4,442
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/32	4,265	4,676
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,691
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	1,931
				269,087
Nevada (1.1%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,617
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,875
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,185
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,267
Clark County NV GO	5.000%	7/1/19	9,000	9,680
Clark County NV GO	5.000%	7/1/21	6,075	6,951
Clark County NV GO	4.000%	6/1/31	17,000	18,773
Clark County NV GO	4.000%	6/1/32	12,000	13,122
Clark County NV GO	5.000%	7/1/33	16,290	18,562
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/18	885	918

Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19	1,000	1,076
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/20	1,500	1,667
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/21	2,810	3,217
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	1,500	1,871
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/28	1,540	1,905
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/29	2,000	2,452
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/35	10,390	12,327
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/36	6,600	7,812
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/37	5,510	6,517
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	16,316
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	14,335	14,556
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	8,980	9,118
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	14,655	14,881
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	29,900	30,968
Clark County NV Water Reclamation District GO	5.375%	7/1/18 (Prere.)	2,985	3,107
Clark County NV Water Reclamation District GO	5.000%	7/1/20	3,695	4,106
Clark County NV Water Reclamation District GO	5.000%	7/1/21	3,880	4,442
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/25	2,080	2,511
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/27	1,815	2,185
Las Vegas NV GO	4.000%	6/1/18	3,110	3,190
Las Vegas NV GO	4.000%	6/1/19	3,235	3,410
Las Vegas NV GO	4.000%	6/1/20	3,360	3,628
Las Vegas NV GO	4.000%	6/1/21	3,500	3,859
Las Vegas NV GO	5.000%	6/1/21	1,400	1,597
Las Vegas NV GO	5.000%	9/1/24	5,690	6,898
Las Vegas NV GO	5.000%	9/1/25	6,070	7,436
Las Vegas NV GO	4.000%	6/1/30	4,610	5,040
Las Vegas NV GO	4.000%	6/1/31	4,795	5,195
Las Vegas NV GO	4.000%	6/1/32	4,990	5,362
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	5,000	5,105
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	8,000	8,168
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	7,622
Las Vegas Valley Water District Nevada GO	5.000%	6/1/19	5,000	5,362
Las Vegas Valley Water District Nevada GO	5.000%	12/1/19	5,000	5,454
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	4,000	4,873
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	2,665	3,247
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,000	2,461
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,050	2,522
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,491
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	11,961
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,170
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	3,500	4,177
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,000	4,774
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	6,040	6,919

Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,291
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	3,295	3,913
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	4,150	4,878
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	6,000	7,052
Nevada GO	5.000%	4/1/22	17,000	19,856
Nevada GO	5.000%	11/1/23	28,500	34,410
Nevada GO	5.000%	4/1/24	17,595	21,354
Nevada GO	5.000%	11/1/25	34,000	41,616
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/19	7,000	7,651
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/32	28,000	30,543
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/33	26,170	28,360
Reno NV Hospital Revenue (Renown Regional
Medical Center)	5.500%	6/1/18 (Prere.)	1,585	1,645
Reno NV Hospital Revenue (Renown Regional
Medical Center)	5.500%	6/1/28 (2)	165	170
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/26	4,000	4,953
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/27	3,085	3,848
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/30	3,500	4,256
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/32	4,435	5,297
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	7,750	9,181
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/35	1,750	2,069
				593,248
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,682
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,442
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,213
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,335
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/17 (Prere.)	4,615	4,648
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/28	2,920	3,144
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/29	3,050	3,244
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	1,385	1,393
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	2,500	2,769
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.500%	7/1/20	10,000	10,796

New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/31	10,000	11,191
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/18	1,010	1,033
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/19	1,010	1,073
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/19	1,500	1,622
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/28	1,500	1,686
				54,271
New Jersey (3.1%)
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/25 (4)	4,955	6,023
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/26 (4)	4,685	5,739
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/27 (4)	3,000	3,624
Bergen County NJ GO	5.000%	10/15/21	2,500	2,895
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,000	12,255
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,430
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,604
Jersey City NJ GO	5.000%	3/1/20	1,610	1,763
Jersey City NJ GO	5.000%	3/1/21	1,200	1,355
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,969
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,144
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,477
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,775	3,093
New Jersey COP	5.250%	6/15/19 (Prere.)	1,000	1,078
New Jersey COP	5.250%	6/15/19 (Prere.)	4,675	5,042
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	16,500	17,683
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	25,000	27,032
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	30,000	33,161
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	33,000	36,301
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	10,300	11,303
New Jersey Economic Development Authority
Revenue	5.250%	6/15/32	5,000	5,304
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	8,495	9,000
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	13,195
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	8,191
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	23,372
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/19 (Prere.)	3,345	3,632

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,500	11,418
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	17,410	18,391
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	7,975	8,918
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,660
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,174
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	59,992
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,062
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,161
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	21,828
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,420
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,439
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	5,766
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	1,655	1,724
3 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.940%	8/7/17 (12)	3,065	3,065
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/26	4,345	4,761
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	2,000	2,048
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/19	2,000	2,127
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,075	2,242
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	5,000	5,419
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (4)	2,000	2,401
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/25 (4)	3,000	3,641
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/26 (4)	3,075	3,691
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/28 (4)	2,495	2,928
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	25,170	26,950

New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/19	7,280	7,846
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	8,300	9,249
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/21	6,785	7,797
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/22	2,360	2,788
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	2,965	3,391
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	10,000	12,193
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	6,670
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19 (Prere.)	6,180	6,665
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19 (Prere.)	5,820	6,276
New Jersey Equipment Lease Purchase COP	5.375%	6/15/19 (Prere.)	11,000	11,888
New Jersey GO	5.000%	8/15/20	30,000	32,890
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/21	8,140	8,746
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,679
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/25	12,965	13,810
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/26	12,505	13,302
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/28	13,835	14,544
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	2,735	2,857
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,000	5,159
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.625%	7/1/21 (Prere.)	3,700	4,189
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19 (ETM)	1,615	1,708
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19 (ETM)	995	1,053
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (ETM)	1,315	1,441
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (Prere.)	930	1,019
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (ETM)	805	882

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (Prere.)	570	624
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/20	3,000	3,314
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	2,000	2,267
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/22	2,000	2,323
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/26	1,000	1,138
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/18 (Prere.)	2,870	3,024
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	9,990	10,331
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/23 (Prere.)	890	1,069
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/23 (Prere.)	4,110	4,942
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/24	2,000	2,367
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/25	1,345	1,608
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/26	1,800	2,168
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/24	2,415	2,789
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/25	1,535	1,779
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/27	2,420	2,775
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/29	1,250	1,408
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/30	1,090	1,219
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	21,685
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.780%	8/7/17 LOC	5,500	5,500
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	3,705	3,898

New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17 (ETM)	100	100
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17	9,900	9,932
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/18 (Prere.)	20	21
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/24	2,035	2,065
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	6,805	7,019
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	30,000	30,842
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	10,000	11,074
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	24,475	26,850
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	8,530	9,280
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	25,600	26,164
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	50,610	51,680
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/20	7,105	7,536
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	2,025	2,202
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/23	2,500	2,741
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/24	3,265	3,586
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	6,000	6,562
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/27	5,000	5,450
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/28	5,025	5,466
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	2,500	2,664
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/34	5,000	5,321
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	15,000	15,212
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	1,530	1,591
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	7,545	7,985
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,610	1,713
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,540	1,639
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,000	5,320
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	25,000	26,900
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	3,825	4,057

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	9,350	10,063
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	17,395	18,720
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	9,957
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	30,000	33,091
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	12,100	13,231
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,278
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	14,375	15,865
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	28,213
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	30,900	34,234
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	3,770	4,169
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	29,000	32,425
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	2,500	2,786
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	12,500	14,843
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	18,240	20,050
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,000	698
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	72,680	50,718
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	3,500	3,657
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	17,500	18,362
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	20,805
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	4,749
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	15,991
4 New Jersey Turnpike Authority Revenue	5.000%	1/1/27	3,000	3,679
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	17,000	20,514
4 New Jersey Turnpike Authority Revenue	5.000%	1/1/30	3,000	3,638
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	29,695	35,476
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	20,460	23,290
4 New Jersey Turnpike Authority Revenue	5.000%	1/1/32	7,000	8,361
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,381
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	26,737
4 New Jersey Turnpike Authority Revenue	5.000%	1/1/33	5,000	5,943
4 New Jersey Turnpike Authority Revenue	4.000%	1/1/34	3,000	3,205
4 New Jersey Turnpike Authority Revenue	4.000%	1/1/35	2,000	2,132
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,748
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	1,320	1,523
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,144

South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	2,000	2,199
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	1,205	1,366
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,690
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,121
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/31	1,170	1,307
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,113
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,105
Sussex County NJ GO	5.000%	2/15/23	5,485	6,526
Sussex County NJ GO	5.000%	2/15/24	4,356	5,275
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	16,975	17,192
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	30,805	30,739
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	49,227	49,412
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	25,410	25,212
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	178,360	48,780
				1,698,846
New Mexico (0.3%)
Albuquerque NM GO	5.000%	7/1/24	4,615	5,644
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/29	2,560	3,105
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/30	1,250	1,505
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/31	1,700	2,034
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/32	1,900	2,262
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	16,000	16,202
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	35,000	35,526
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/18	16,440	16,979
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,990	6,349
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,634
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,635
New Mexico Finance Authority Revenue	5.000%	6/15/22	1,800	2,104
New Mexico Finance Authority Revenue	5.000%	6/15/23	1,270	1,515
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/21	2,300	2,636
New Mexico GO	5.000%	3/1/23	15,925	19,070

New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/24	900	1,091
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/25	1,000	1,222
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/26	1,025	1,235
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/27	1,435	1,706
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/29	3,000	3,523
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/30	3,000	3,498
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/31	3,685	4,277
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/32	2,500	2,888
				137,640
New York (16.2%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19 (4)	1,185	1,238
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/21 (4)	2,575	2,759
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/22 (4)	2,680	2,858
3 Battery Park City Authority New York Revenue
TOB VRDO	0.800%	8/1/17 LOC	15,050	15,050
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	6,735	7,562
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,566
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/33	1,340	1,589
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/34	1,000	1,181
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/36	1,000	1,175
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/37	1,000	1,174
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,240	1,476
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,850	2,202
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	1,310	1,571
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	4,190	5,025
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26	1,395	1,686

Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	5,470	6,487
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	7,764
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	9,803
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	7,222
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,844
Freeport NY GO	5.000%	1/15/20	2,070	2,261
Hempstead NY GO	4.000%	4/1/28 (4)	7,125	7,941
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	7,500	8,907
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	12,100	14,315
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/35	15,700	18,531
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	14,000	16,486
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	7,910	9,307
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	20,000	21,582
Long Island NY Power Authority Electric System
Revenue	5.500%	5/1/19 (Prere.)	28,235	30,457
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	5,800	6,116
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	10,000	11,403
1 Long Island NY Power Authority Electric System
Revenue PUT	1.509%	11/1/18	18,650	18,672
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/20	3,500	3,871
4 Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/28	1,500	1,856
4 Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/29	2,255	2,763
4 Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/30	2,500	3,046
4 Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/32	1,750	2,108
4 Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/33	1,725	2,066
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	2,200	2,207

Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/25	2,000	2,479
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/25	2,780	3,445
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/26	2,515	3,148
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/27	1,525	1,923
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/27	1,800	2,270
Nassau County NY GO	5.000%	4/1/22	14,850	17,257
Nassau County NY GO	4.000%	10/1/22	8,755	9,424
Nassau County NY GO	5.000%	4/1/23	15,665	18,574
Nassau County NY GO	4.000%	10/1/23	5,245	5,622
Nassau County NY Industrial Development
Agency Civic Facility Revenue (Cold Spring
Harbor Laboratory) VRDO	0.730%	8/1/17	16,600	16,600
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/21	2,605	2,925
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,350	1,568
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/26	1,715	1,984
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/27	3,090	3,518
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,735
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/25	3,485	4,030
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,236
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/27	3,245	3,718
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,740	1,966
New York City NY Build NYC Resource Corp.
Revenue (The Chapin School Project)	5.000%	11/1/19	4,000	4,359
New York City NY GO	5.000%	8/1/17 (Prere.)	1,095	1,095
New York City NY GO	5.000%	8/1/17 (Prere.)	115	115
New York City NY GO	5.000%	8/1/17 (Prere.)	1,555	1,555
New York City NY GO	5.000%	10/1/17 (Prere.)	1,380	1,390
New York City NY GO	5.000%	8/1/18	5,000	5,204
New York City NY GO	5.250%	8/15/18 (Prere.)	2,130	2,227
New York City NY GO	5.250%	3/1/19 (Prere.)	610	651
New York City NY GO	5.450%	4/1/19 (Prere.)	6,310	6,781
New York City NY GO	5.000%	6/1/19 (ETM)	6,725	7,219
New York City NY GO	5.000%	6/1/19	1,950	2,091
New York City NY GO	5.000%	8/1/19	5,000	5,392

New York City NY GO	5.000%	8/1/19	3,100	3,343
New York City NY GO	5.000%	8/1/19	17,870	19,272
New York City NY GO	5.000%	8/1/19	4,500	4,853
New York City NY GO	5.000%	8/1/19	32,000	34,510
New York City NY GO	5.000%	8/1/20	32,355	34,974
New York City NY GO	5.000%	8/1/20	6,060	6,750
New York City NY GO	5.000%	8/1/20	3,895	3,913
New York City NY GO	5.000%	8/1/20	5,000	5,570
New York City NY GO	5.000%	8/1/20	14,000	15,595
New York City NY GO	5.000%	10/1/20	65	65
New York City NY GO	5.250%	3/1/21	3,645	3,895
New York City NY GO	5.000%	8/1/21	15,750	17,579
New York City NY GO	5.000%	8/1/21	58,635	63,357
New York City NY GO	5.000%	8/1/21	4,000	4,587
New York City NY GO	5.000%	8/1/21	5	5
New York City NY GO	5.000%	8/1/21	5,000	5,734
New York City NY GO	5.000%	8/1/21	10,000	11,468
New York City NY GO	5.250%	9/1/21	14,250	14,929
New York City NY GO	5.000%	10/1/21	7,545	8,693
New York City NY GO	5.000%	8/1/22	7,415	8,714
New York City NY GO	5.000%	8/1/22	6,400	7,521
New York City NY GO	5.000%	8/1/22	32,000	34,570
New York City NY GO	5.000%	8/1/22	6,020	6,717
New York City NY GO	5.000%	8/1/22	5,500	6,463
New York City NY GO	5.000%	8/1/22	6,740	7,921
New York City NY GO	5.000%	8/1/22	2,500	2,938
New York City NY GO	5.000%	8/1/22	18,475	20,615
New York City NY GO	5.250%	8/15/22	25,250	26,399
New York City NY GO	5.000%	8/1/23	3,690	4,448
New York City NY GO	5.000%	8/1/23	7,740	9,330
New York City NY GO	5.000%	8/1/23	2,000	2,160
New York City NY GO	5.000%	8/1/23	3,905	4,680
New York City NY GO	5.000%	8/1/23	14,590	17,115
New York City NY GO	5.000%	8/1/23	5,650	6,771
New York City NY GO	5.250%	8/15/23	21,820	22,808
New York City NY GO	5.000%	10/1/23	4,430	5,217
New York City NY GO	5.000%	4/1/24	17,335	20,164
New York City NY GO	5.000%	8/1/24	8,085	9,011
New York City NY GO	5.000%	8/1/24	5,310	6,074
New York City NY GO	5.000%	8/1/24	20,000	24,243
New York City NY GO	5.000%	8/1/24	4,000	4,686
New York City NY GO	5.000%	8/1/24	16,990	20,686
New York City NY GO	5.250%	8/15/24	23,815	24,889
New York City NY GO	5.000%	10/1/24	5,000	5,746
New York City NY GO	5.000%	10/1/24	4,500	5,292
New York City NY GO	5.000%	8/1/25	3,300	3,818
New York City NY GO	5.000%	8/1/25	5,000	5,855
New York City NY GO	5.000%	8/1/25	3,630	4,470
New York City NY GO	5.000%	8/1/25	15,500	19,087
New York City NY GO	5.000%	10/1/25	10,985	12,912
New York City NY GO	5.000%	4/1/26	3,590	3,829
New York City NY GO	5.000%	4/1/26	10,000	11,612
New York City NY GO	5.000%	8/1/26	5,000	5,852
New York City NY GO	5.000%	8/1/26	9,735	11,606
New York City NY GO	5.000%	8/1/26	14,215	16,946
New York City NY GO	5.000%	10/1/26	23,890	28,067
New York City NY GO	5.000%	4/1/27	14,780	17,156

New York City NY GO	5.000%	8/1/27	4,705	5,437
New York City NY GO	5.000%	8/1/27	20,000	24,729
New York City NY GO	5.000%	8/1/27	6,585	7,801
New York City NY GO	5.000%	10/1/27	15,000	17,607
New York City NY GO	5.000%	8/1/28	18,000	20,749
New York City NY GO	5.000%	8/1/28	9,300	11,051
New York City NY GO	5.000%	3/1/29	27,590	32,427
New York City NY GO	5.000%	5/15/29	7,900	8,456
New York City NY GO	5.000%	8/1/29	9,715	11,421
New York City NY GO	5.000%	3/1/30	16,230	18,992
New York City NY GO	5.000%	8/1/30	6,845	8,043
New York City NY GO	5.000%	8/1/30	5,380	6,341
New York City NY GO	5.000%	8/1/30	23,000	26,160
New York City NY GO	5.000%	8/1/30	10,655	12,520
New York City NY GO	5.000%	3/1/31	33,315	38,714
New York City NY GO	5.450%	4/1/31	250	268
New York City NY GO	4.000%	8/1/31	30,000	33,300
New York City NY GO	5.000%	10/1/31	34,050	38,790
New York City NY GO	5.000%	12/1/31	3,000	3,629
New York City NY GO	4.000%	8/1/32	5,000	5,512
New York City NY GO	5.000%	8/1/32	1,475	1,669
New York City NY GO	5.000%	8/1/33	5,000	5,839
New York City NY GO	5.000%	12/1/33	11,750	14,095
New York City NY GO	5.000%	12/1/34	4,000	4,773
New York City NY GO	4.000%	8/1/35	15,000	16,212
New York City NY GO	5.000%	12/1/35	3,000	3,566
New York City NY GO VRDO	0.720%	8/1/17	21,940	21,940
New York City NY GO VRDO	0.750%	8/1/17 LOC	6,000	6,000
New York City NY GO VRDO	0.760%	8/1/17	4,000	4,000
New York City NY GO VRDO	0.760%	8/1/17 LOC	2,500	2,500
New York City NY GO VRDO	0.760%	8/1/17	31,525	31,525
New York City NY GO VRDO	0.770%	8/1/17	700	700
New York City NY GO VRDO	0.770%	8/1/17	500	500
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,500	3,826
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	20,616
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/26	12,940	15,116
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	17,300	20,175
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	22,000	25,564
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	12,500	14,450
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.820%	8/7/17 LOC	15,775	15,775
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	34,510	35,570
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.000%	2/15/48	9,000	9,148
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18 (Prere.)	500	518
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	29,510

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	39,909
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	4,987
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	6,002
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	47,270
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,069
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	34,594
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	27,723
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	9,952
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	19,788
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,270
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/33	10,000	12,029
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/33	5,000	6,152
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	57,970
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,415	12,215
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.850%	8/7/17	18,440	18,440
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.720%	8/1/17	21,430	21,430
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.720%	8/1/17	22,010	22,010
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.720%	8/1/17	15,500	15,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.740%	8/1/17	18,600	18,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.750%	8/1/17 LOC	11,200	11,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.750%	8/1/17	26,345	26,345
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.750%	8/1/17	3,000	3,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.760%	8/1/17	4,900	4,900

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.770%	8/1/17	5,700	5,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.840%	8/7/17	7,330	7,330
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.840%	8/7/17	13,660	13,660
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24	15,830	19,561
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	6,000	7,307
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/19 (ETM)	3,875	4,102
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/23	4,440	4,696
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24	7,040	7,445
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/25 (14)	10,170	10,194
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	13,090	13,889
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	10,085	12,429
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/26 (14)	7,620	7,638
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	10,520	11,161
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	8,185	8,684
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/27	4,615	4,895
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/28	3,465	3,669
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	11,000	13,301
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/29	3,550	3,617
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,997
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	9,500	10,037
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	9,000	10,700
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	5,000	5,958
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	18,000	20,345
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	6,000	6,953
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,270	6,219
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,950	4,573
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	5,000	5,869

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	10,000	11,683
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	10,000	11,720
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	10,000	11,637
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	10,000	11,687
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	3,980	3,993
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	15,000	15,765
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	6,500	6,831
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	5,000	5,255
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	11,090	11,872
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	10,716
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19 (Prere.)	45	49
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	3,570	3,890
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	2,762
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	13,500	15,196
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,030	18,585
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	29,955	32,658
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	4,000	4,757
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/23	16,740	20,138
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	14,000	16,932
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/24	6,000	6,773
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	15,550	17,951
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,000	1,154
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	6,000	6,927
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	12,220	15,018
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	14,245	17,260
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	10,030	12,256
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	20,000	24,580
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,985	2,440

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	4,285	4,835
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,500	6,347
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,770
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,770
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	11,608
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,795	12,178
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	2,635	3,040
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	8,620	9,943
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	9,349
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	1,435	1,655
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	4,000	4,612
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	28,945
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	10,000	11,605
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/28	5,000	6,022
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	7,000	8,537
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	12,000	14,053
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/30	10,000	11,292
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	8,000	8,978
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	19,000	21,896
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	24,475	27,940
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	8,000	9,561
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	12,700	14,668
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	10,000	12,009
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	13,750	16,235
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	16,500	18,785
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	4,270	4,982
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	17,500	20,172
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/33	10,500	12,588

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	12,150	14,251
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	7,985	9,486
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	13,700	16,272
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	14,415	17,199
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	15,910	18,583
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	11,827
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	27,325	32,013
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	11,150	13,189
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,728
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	9,500	11,259
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	8,000	9,515
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	7,000	8,241
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	22,020	25,704
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	13,290	15,676
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	10,000	11,824
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/36	7,240	8,591
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	3,000	3,515
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/36	4,000	4,705
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	10,000	11,797
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.720%	8/1/17	5,200	5,200
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.750%	8/1/17	3,100	3,100
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.760%	8/1/17	1,300	1,300
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.820%	8/7/17	8,800	8,800
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.250%	12/1/18 (ETM)	7,600	8,043
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.000%	12/1/26	27,000	33,118
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	6,089
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	14,966
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	14,000	16,119

New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	19,640	24,686
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	2,685	2,718
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	10,000	10,121
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/18 (Prere.)	3,000	3,098
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/18 (Prere.)	3,885	4,012
New York Metropolitan Transportation Authority
Revenue	5.750%	7/1/18	1,975	2,064
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18 (Prere.)	1,500	1,579
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	23,500	25,613
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	34,225	38,477
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	19,000	21,962
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	18,751
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	8,385	9,921
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,550	7,720
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	5,000	6,015
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,505	7,660
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	10,000	12,167
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,729
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	31,000	36,400
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	10,000	11,525
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,330	1,578
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	5,355	6,276
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	15,000	17,281
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,300	2,725
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,850	4,434
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,695	2,006
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/27	22,625	25,547
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	15,000	17,513
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	20,500	24,950

New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	9,000	10,156
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,585	4,345
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	13,635	15,904
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	20,730	23,379
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,125	13,909
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	5,000	6,010
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,735	14,826
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	10,260	11,945
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	5,500	6,656
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	24,500	27,580
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/31	8,000	8,714
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	8,500	9,802
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	7,000	8,169
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	5,500	6,368
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	12,705	14,658
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,480	6,322
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	13,055	15,016
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,000	5,788
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	19,605	22,492
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	15,660	16,941
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.770%	11/1/19	8,000	8,057
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	7,245	8,426
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	11,530	13,410
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	6,125	7,124
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	10,360	12,049
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	10,910	12,689
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	11,415	13,276
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	2,000	2,337

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	10,500	12,267
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	15,000	18,577
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/32	4,000	4,389
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/32	6,500	7,768
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	27,000	29,399
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	10,900	12,977
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/34	11,445	13,563
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	10,020	11,884
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	59,700	70,321
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	12,610	14,853
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	20,600	22,142
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	59,720	65,753
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17 (Prere.)	5,000	5,061
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	13,245	13,698
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,930
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,335
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/19	8,040	8,719
1 New York Metropolitan Transportation Authority
Revenue PUT	1.662%	11/1/17	8,765	8,775
1 New York Metropolitan Transportation Authority
Revenue PUT	1.180%	11/15/17	31,200	31,191
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	18,000	19,633
4 New York NY GO	5.000%	8/1/28	30,000	37,241
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	2/15/19 (4)	1,220	1,224
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,156
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,229
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/20 (Prere.)	3,925	4,373
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/20 (Prere.)	2,125	2,367
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/20 (Prere.)	4,330	4,824

New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	2,000	2,301
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	2,320	2,669
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/18 (Prere.)	2,570	2,667
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/19	430	446
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20 (Prere.)	215	240
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	4,785	5,313
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/22	5,340	5,928
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	6,100	6,768
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/21	19,375	22,427
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/18	4,885	5,066
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/19	4,000	4,300
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/20	6,485	7,197
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/21	3,500	3,996
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	1,070	1,219
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/29	1,625	1,858
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/30	1,200	1,360
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24	9,345	11,208
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	6,500	7,653
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29	10,000	11,649
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30	4,500	5,192
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	12,000	13,716
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,718
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,136
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,132
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/22/17 (Prere.)	1,975	1,980
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/18 (Prere.)	2,520	2,628

New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/18 (Prere.)	2,865	2,987
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	70	73
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20 (ETM)	10	11
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20	13,280	14,811
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (4)	215	224
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,866
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,653
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/18 (Prere.)	2,000	2,075
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,700	1,865
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/26	4,000	5,007
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/34	15,000	17,757
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/35	17,500	20,655
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	9,000	10,599
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18 (Prere.)	5,790	5,939
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	36,270	38,336
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	12,145	12,918
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	2,875	3,062
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	3,075	3,281
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	20,000	21,299
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/19	15,000	16,441
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	22
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	37,000	40,689
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	30	33
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/18/20 (Prere.)	990	1,089
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	8,000	9,034

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	36,430	41,304
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,030	13,217
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	920	1,074
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	3,835	4,476
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	1,340	1,564
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	33,415	38,954
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,349
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	8,500	10,141
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	4,695	5,453
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	35,885	43,413
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	20,000	24,574
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	19,540	22,657
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	30,480	37,264
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	10,000	11,968
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	41,265	51,208
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	19,971
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	2,928
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	10,300	12,180
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	10,035	12,014
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	20,000	24,193
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	21,000	26,320
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	15,000	18,192
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	30,650	34,696
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	31,410	38,853
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	11,580	13,921
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	28,290
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	10,000	11,818
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	39,000	47,790

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	28,281
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	18,905	21,769
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	10,000	11,746
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	30,000	36,454
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	10	11
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	20,740	24,398
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	36,117
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	17,240	19,858
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	7,500	8,616
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/33	57,500	62,537
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	1,070	1,227
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,135	11,650
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	34,000	36,802
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	36,795	42,668
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	32,000	34,527
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	17,050	20,131
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	5,440	6,399
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	3,475	3,767
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	10,000	10,848
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,716
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	10,000	11,197
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,440
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	750	860
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	7,000	7,817
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	16,355	18,850
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	500	590
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	19,435	22,393
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,181

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	1,250	1,470
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,290	7,325
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,758
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	1,000	1,169
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	7,595	8,808
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,160
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,000	1,161
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	4,500	5,099
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	750	865
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,796
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	400	460
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27	500	572
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	200	227
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28	425	485
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29	500	567
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	11,570	11,995
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	6,815	7,342
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/21	17,750	19,119
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	3,050	3,285
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/28	1,750	2,157
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	1,500	1,834
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/19	3,000	3,212
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/22	9,200	10,758
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	10,865	12,654
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	3,000	3,489
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/30	1,000	1,157
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/26	1,000	1,227
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/27	2,500	3,058

New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/35	3,000	3,484
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/36	2,000	2,319
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	4,465	4,581
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/19	4,800	5,117
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/20	15,275	16,865
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	16,000	18,234
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	19,505	22,864
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	43,155	50,587
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	2,650	3,177
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	14,855	18,122
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	35,000	43,314
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	51,000	61,794
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	6,000	7,168
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	27,610	32,521
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	17,625	20,961
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	32,000	37,769
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	18,000	21,521
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	1.593%	5/1/32 (10)	12,025	10,943
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	1.593%	5/1/32 (10)	21,375	19,451
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	1.593%	5/1/32 (10)	3,050	2,776
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	3.082%	12/1/25 (2)	7,900	7,584
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	3.066%	3/1/27 (2)	1,320	1,267
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	3.085%	7/1/29 (10)	1,590	1,526
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	7,170	7,597

New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	15,795	16,735
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	70	74
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/25	155	164
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/19	4,000	4,306
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/21	4,370	5,024
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/23	2,250	2,718
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	5,000	5,964
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	10,000	11,427
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	13,091
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	20,360
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	29,893
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	4,180
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	6,107
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	15,655	19,014
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	12,515	14,990
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	8,000	9,670
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	9,500	11,428
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	9,500	11,400
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/37	4,745	5,676
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6

New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	11
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/23	3,785	4,323
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	3,960
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	6,879
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,813
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	7,009
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	6,055
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	2,086
New York State GO	4.500%	2/1/18	24,735	25,199
New York State GO	4.500%	2/1/19	10,670	11,255
New York State GO	5.000%	2/1/30	3,000	3,287
New York State GO	5.000%	2/15/30	20,000	22,625
New York State Housing Finance Agency
Housing Revenue (10 Barclay Street) VRDO	0.840%	8/7/17 LOC	18,700	18,700
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.820%	8/7/17 LOC	28,750	28,750
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/19	6,640	7,090
New York State Thruway Authority Revenue	5.000%	5/1/19	12,270	13,111
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	24,236
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	7,956
New York State Thruway Authority Revenue	5.000%	1/1/34	4,000	4,626
New York State Thruway Authority Revenue	5.000%	1/1/35	3,000	3,460
New York State Thruway Authority Revenue	5.000%	1/1/36	4,000	4,604
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/17 (Prere.)	11,395	11,475
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	13,630
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	4,745	4,966
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	5,655	5,929
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	10,751
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25	3,000	3,201
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,466

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	24,481
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,296
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	30,730
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	9/15/17 (Prere.)	7,115	7,154
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	9/15/18 (Prere.)	19,395	20,291
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	7,000	7,458
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/22	22,710	25,028
New York State Urban Development Corp.
Revenue	5.000%	12/15/18 (Prere.)	2,000	2,112
New York State Urban Development Corp.
Revenue	5.000%	12/15/18 (Prere.)	2,615	2,761
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	7,500	7,800
New York State Urban Development Corp.
Revenue	5.000%	1/1/26	7,910	8,205
New York State Urban Development Corp.
Revenue	5.000%	3/15/35	38,890	46,315
New York State Urban Development Corp.
Revenue	5.000%	3/15/36	44,080	52,291
New York State Urban Development Corp.
Revenue	5.000%	3/15/37	46,400	54,828
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	4,955	5,032
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,775	1,822
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	21,139
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.375%	3/15/19 (Prere.)	7,895	8,332
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	6,085	6,485
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	4,185	4,465
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	40,760	44,677
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	10,000	11,027
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	39,651
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	11,558
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	20,024
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.375%	3/15/22	1,125	1,186
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	18,695	21,841
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	25,046

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	13,302
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	35,500	43,084
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	52,210	63,073
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	20,871
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	22,805
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	40,000	48,412
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	865	920
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	16,806
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	30,000	35,749
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,241
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	32,821
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	18,735
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	35,901
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	32,542
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	30,000	35,409
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	21,620	25,518
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/19	3,625	3,830
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	8,165	8,928
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	12,411
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/22	5,120	5,600
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/25	15,000	15,596
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.820%	8/7/17	23,665	23,665
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/18	280	287
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/19	350	369
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,250	1,510
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/30	18,635	21,085
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/31	27,175	32,520
4 Port Authority of New York & New Jersey
Revenue	5.000%	11/15/32	3,500	4,248

Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	1,000	1,173
4 Port Authority of New York & New Jersey
Revenue	5.000%	11/15/34	4,750	5,712
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	7,000	8,262
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	25,409
Suffolk County NY GO	5.000%	5/15/21 (4)	9,280	10,505
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	1.620%	12/1/29 (2)	4,375	3,937
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/25	12,000	13,883
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/25	4,500	4,861
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/26	6,050	7,029
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/27	5,500	6,432
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	7,000	8,134
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/29	7,500	8,687
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/31	10,000	11,310
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/32	8,445	9,501
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/33	5,000	5,596
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/35	5,000	5,545
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18 (Prere.)	4,575	4,816
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18 (Prere.)	15,405	16,216
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	11,000	13,351
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	9,570	10,065
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	15,000	17,347
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	15,000	17,333
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	2,840	2,985
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	8,185	10,029
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	10,000	12,158
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/32	4,250	5,135
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	14,900	17,732
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	5,210	6,249

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,000	3,599
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	8,350	9,894
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	2,045	2,395
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	3,460	4,053
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	6,065	7,165
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	11,000	13,090
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	2,500	2,975
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	8,215	9,610
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	13,245	15,724
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	2,500	2,968
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.840%	8/7/17 LOC	900	900
United Nations Development Corp. New York
Revenue	5.000%	7/1/21	7,200	7,741
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	33,000	39,159
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	5,140	6,051
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	20,825	24,979
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	24,860	29,909
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	38,500	45,793
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	15,000	18,007
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	50,905	60,421
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	30,000	35,533
Westchester County NY GO	5.000%	7/1/21	11,740	13,490
Westchester County NY GO	5.000%	7/1/21 (ETM)	335	385
Westchester County NY GO	5.000%	7/1/21 (ETM)	240	276
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	870	1,006
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	1,935	2,108
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	130	144
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	2,600	2,931
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/32	2,375	2,666
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/33	2,965	3,317
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/25	1,505	1,725

Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/27	4,405	5,034
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/28	3,000	3,399
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/29	4,490	5,027
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/30	4,645	5,146
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/31	2,740	3,019
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/32	2,160	2,369
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/34	2,525	2,743
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/35	3,685	3,988
				8,783,411
North Carolina (1.4%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/19	2,515	2,698
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/20	5,280	5,849
Cabarrus County NC Installment Financing
Contract Revenue	4.000%	4/1/18	650	664
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/19	500	533
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/20	1,810	1,996
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/21	1,310	1,489
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/18	2,400	2,499
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/20	3,350	3,738
Charlotte NC Airport Revenue	5.000%	7/1/27	3,200	3,986
Charlotte NC Airport Revenue	5.000%	7/1/28	2,200	2,716
Charlotte NC Airport Revenue	5.000%	7/1/29	2,175	2,666
Charlotte NC Airport Revenue	5.000%	7/1/30	3,100	3,778
Charlotte NC Airport Revenue	5.000%	7/1/31	1,690	2,049
Charlotte NC Airport Revenue	4.000%	7/1/32	1,000	1,089
Charlotte NC Airport Revenue	4.000%	7/1/33	2,465	2,657
Charlotte NC Airport Revenue	5.000%	7/1/33	1,660	1,990
Charlotte NC Airport Revenue	5.000%	7/1/36	1,840	2,187
Charlotte NC GO	5.000%	8/1/18	4,270	4,447
Charlotte NC GO	5.000%	12/1/19	7,780	8,503
Charlotte NC GO	5.000%	7/1/22	3,280	3,867
Charlotte NC GO	5.000%	7/1/23	3,355	3,931
Durham Capital Financing Corp. North Carolina
Limited Obligation Revenue	5.000%	6/1/33	3,210	3,715
Durham County NC GO	5.000%	10/1/22	5,020	5,953
Durham County NC GO	5.000%	10/1/23	5,105	6,187
Durham County NC GO	5.000%	10/1/28	1,945	2,418
Greensboro NC GO	5.000%	2/1/23	2,420	2,895
Guilford County NC GO	5.000%	2/1/21	5,000	5,672
Guilford County NC GO	5.000%	3/1/22	3,220	3,768
Mecklenburg County NC COP	4.750%	2/1/19 (Prere.)	2,500	2,642
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	3,390	3,595

Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,200	1,273
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,000	1,061
Mecklenburg County NC GO	5.000%	3/1/19 (Prere.)	3,715	3,951
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,270
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/19 (Prere.)	9,900	10,744
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/28	4,000	4,872
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/35	1,500	1,751
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/36	1,250	1,456
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,575
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	16,584
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	17,022
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	15,382
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	33,660
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	31,479
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	22,510	23,796
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,193
North Carolina GAN	5.000%	3/1/21	2,060	2,323
North Carolina GAN	5.000%	3/1/24	13,000	15,612
North Carolina GAN	5.000%	3/1/25	19,100	23,189
North Carolina GAN	5.000%	3/1/27	5,955	7,112
North Carolina GAN	5.000%	3/1/29	15,000	17,631
North Carolina GAN PUT	4.000%	3/1/18	11,000	11,029
North Carolina GO	5.000%	5/1/18	11,900	12,271
North Carolina GO	5.000%	6/1/19	14,515	15,588
North Carolina GO	5.000%	6/1/19	5,000	5,370
North Carolina GO	5.000%	6/1/21	5,515	6,318
North Carolina GO	4.000%	5/1/23	39,470	45,309
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/21	8,610	9,800
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/22	9,155	10,657
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,677
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group) VRDO	0.850%	8/7/17	8,830	8,830
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/28	1,250	1,460
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/29	2,000	2,320
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/27	4,000	4,570

North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	14,018
North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/28	1,050	1,286
North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/29	1,000	1,215
North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/31	1,000	1,198
North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/32	1,800	2,145
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,375	1,516
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,508
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,000	5,502
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/23	1,825	2,097
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/25	1,035	1,184
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.250%	1/1/18 (ETM)	5,000	5,095
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	3,085	3,143
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	2,000	2,037
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	3,205	3,386
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	1,295	1,362
North Carolina Revenue	5.000%	11/1/19	5,000	5,443
4 North Carolina Revenue	5.000%	5/1/29	86,000	105,969
North Carolina State University at Raleigh
General Revenue	5.000%	10/1/25	2,655	3,197
North Carolina Turnpike Authority Revenue	5.000%	1/1/25	1,785	2,115
North Carolina Turnpike Authority Revenue	5.000%	1/1/26 (4)	1,750	2,113
North Carolina Turnpike Authority Revenue	5.000%	1/1/28 (4)	2,250	2,707
North Carolina Turnpike Authority Revenue	5.000%	1/1/29 (4)	2,600	3,106
Raleigh NC GO	5.000%	2/1/20	1,380	1,516
University of North Carolina University System
Revenue	5.250%	10/1/19 (Prere.)	1,590	1,735
University of North Carolina University System
Revenue	5.250%	10/1/19 (Prere.)	1,720	1,877
Wake County NC GO	5.000%	3/1/18	3,455	3,539
Wake County NC GO	5.000%	3/1/19	4,500	4,789
Wake County NC GO	5.000%	2/1/20	7,500	8,241
Wake County NC GO	5.000%	3/1/20	9,340	10,291
Wake County NC GO	5.000%	3/1/21	5,125	5,828

Wake County NC GO	5.000%	3/1/22	18,150	21,236
Wake County NC GO	5.000%	3/1/23	18,730	22,451
Wake County NC Limited Obligation Revenue	5.000%	6/1/19 (Prere.)	3,000	3,221
Wake County NC Limited Obligation Revenue	5.000%	12/1/20	6,380	7,185
Wake County NC Public Improvement GO	5.000%	9/1/21	2,400	2,769
				744,332
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,500	1,715
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,000	1,144
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,300	1,486
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/25	3,000	3,579
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/26	5,045	6,038
				13,962
Ohio (2.2%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	7,500	8,245
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/27	1,000	1,187
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/28	1,210	1,425
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/29	1,315	1,538
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/31	1,000	1,157
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/34	3,540	4,052
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27	5,830	6,790
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/17	14,645	14,694
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	30,000	33,147
3 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.910%	8/7/17	7,460	7,460
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,500	1,535
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	11,430	12,467
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	10,000	10,902
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/28	1,035	1,058
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,737
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/29	6,120	6,971
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	9,145	10,224

American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/32	13,480	15,040
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	16,000	16,366
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/19	13,050	13,874
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,310	11,277
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/30	1,825	1,956
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/31	1,565	1,667
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/32	1,850	1,958
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/18 (Prere.)	2,100	2,150
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/19 (Prere.)	5,000	5,310
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	7,000	7,410
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/26	2,985	3,559
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/27	2,025	2,416
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/37	5,700	6,446
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	7,925
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,242
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,652
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,538
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	11,926
Cincinnati OH Water System Revenue	4.000%	12/1/28	2,000	2,318
Cincinnati OH Water System Revenue	4.000%	12/1/29	1,300	1,489
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,510	1,774
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	1,075	1,280
Cleveland OH GO	5.000%	12/1/18	1,000	1,053
Cleveland OH GO	5.000%	12/1/19	1,780	1,939
Cleveland OH Income Tax Revenue	5.000%	10/1/28	5,005	5,912
Cleveland OH Income Tax Revenue	5.000%	10/1/29	4,800	5,646
Cleveland OH Income Tax Revenue	5.000%	10/1/30	10,020	11,729
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,928
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,155
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,778
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	2,885
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,595
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/29	5,000	5,652
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30	5,225	5,874
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/31	8,640	9,713
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/32	9,060	10,134
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/31	3,175	3,584

Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/32	3,340	3,757
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,010
Columbus OH City School District GO	0.000%	12/1/27 (4)	14,060	10,621
Columbus OH City School District GO	0.000%	12/1/29 (4)	11,170	7,817
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,101
Columbus OH GO	5.000%	2/15/21	7,190	8,160
Columbus OH GO	5.000%	2/15/22	3,000	3,503
Columbus OH GO	5.000%	7/1/24	5,655	6,940
Columbus OH GO	5.000%	8/15/24	10,295	12,662
Columbus OH GO	4.000%	8/15/27	7,500	8,671
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/20 (Prere.)	1,325	1,495
Columbus OH Sewer Revenue	5.000%	6/1/29	12,000	14,556
Columbus OH Sewer Revenue	5.000%	6/1/30	10,250	12,330
Columbus OH Sewer Revenue	5.000%	6/1/32	3,400	4,055
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	7,831
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	8,205
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/26	1,500	1,754
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,314
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/26	3,000	3,438
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/27	2,745	3,146
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/30	7,145	7,931
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/32	4,000	4,378
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/37	12,500	13,555
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,814
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,389
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,715	4,417
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	2,500	2,745
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	3,470	3,810
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	6,610	7,257
Dayton OH City School District GO	5.000%	11/1/21	9,210	10,563
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,429
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	11,000	11,898
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	6,000	6,720
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	7,000	8,344
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/29	5,000	5,916

Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	8,640	10,163
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/31	10,000	11,709
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/32	10,000	11,658
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/33	10,000	11,614
3 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.860%	8/7/17	4,500	4,500
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/25	1,125	1,278
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/26	700	798
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/27	1,225	1,298
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/31	1,500	1,638
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,635	1,788
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/33	8,115	9,383
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/34	11,540	13,311
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/35	13,965	16,070
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/36	12,955	14,872
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,250	3,920
Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,300	4,030
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	1,500	1,631
Huber Heights OH City School District GO	4.750%	12/1/19 (Prere.)	890	966
Huber Heights OH City School District GO	4.875%	12/1/19 (Prere.)	150	163
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,092
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,092
Kent State University Ohio Revenue	5.000%	5/1/29	1,000	1,153
Kent State University Ohio Revenue	5.000%	5/1/30	1,750	1,999
Kent State University Ohio Revenue	5.000%	5/1/31	4,000	4,554
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/25	2,675	3,201
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/26	1,170	1,386
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/28	2,255	2,618
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/29	1,745	2,007
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,479
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,479
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,454
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/31	6,000	6,934
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,272

Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	4/1/19 (Prere.)	1,975	2,107
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	5,427
Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/30	1,475	1,666
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/37	3,000	3,555
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/23	2,075	2,455
Ohio Common Schools GO	5.000%	9/15/19	9,655	10,466
Ohio Common Schools GO	5.000%	6/15/20	7,730	8,600
Ohio GO	5.000%	9/15/19	9,025	9,783
Ohio GO	5.000%	4/1/21	4,440	5,034
Ohio GO	5.000%	9/15/24	12,500	15,372
Ohio GO	5.000%	3/15/36	5,000	5,818
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	4,500	5,140
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	980	990
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	1,880	1,900
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	3,020	3,050
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19 (ETM)	7,305	7,929
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19	16,710	18,109
Ohio Highway Capital Improvements GO	5.000%	5/1/19	5,000	5,355
Ohio Highway Capital Improvements GO	5.000%	5/1/27	10,220	11,881
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/27	9,330	9,810
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/28	11,670	12,281
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.125%	9/1/28	1,080	1,121
Ohio Major New State Infrastructure Project
Revenue	5.500%	6/15/18 (Prere.)	4,000	4,161
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/22	5,235	6,200
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	3,250	3,789
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	4,000	4,822
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/27	3,150	3,741
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/28	3,310	3,901
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/29	3,475	4,069
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	250	264
Ohio State University General Receipts
Revenue	5.000%	12/1/19 (Prere.)	215	235

Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,535	3,854
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,250	2,375
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	9,000	9,981
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	1,921
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,343
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,554
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	7,805
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,349
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,334
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/18	3,000	3,165
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	5,310	6,164
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/24	3,325	4,051
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	5,844
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,468
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,500
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/26	10,500	13,249
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/27	20,000	25,305
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/27	16,000	20,178
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/28	23,000	28,853
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/28	24,590	30,761
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,838
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18 (ETM)	3,520	3,598
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18 (Prere.)	3,195	3,266
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18 (Prere.)	3,680	3,761
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/18 (Prere.)	17,000	17,421
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	8,010	8,737
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,636
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,724
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	2,177
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	2,175
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,717

University of Akron Ohio General Receipts
Revenue	5.000%	1/1/31	2,175	2,464
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22	2,455	2,875
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	6,385	7,371
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,000	1,148
				1,172,774
Oklahoma (0.3%)
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/20	4,000	4,428
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/28	7,500	9,164
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/17	1,055	1,058
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/18	755	784
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/19	795	852
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/20	835	919
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/21	880	993
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/22	925	1,062
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/23	970	1,126
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/24	5,000	5,841
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/24	1,020	1,197
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/25	3,500	4,108
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/25	1,075	1,265
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/26	5,325	6,284
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/26	1,130	1,337
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/27	2,100	2,443
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/27	1,185	1,402
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	2,000	2,308
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/29	1,310	1,525
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/30	1,380	1,593
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/31	1,450	1,665
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/23	2,500	2,986
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/24	1,500	1,819
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25	3,000	3,620

Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26	2,500	2,989
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/27	3,000	3,557
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/28	2,000	2,362
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/29	2,500	2,932
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/30	2,500	2,915
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/23	1,500	1,802
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/29	3,600	4,391
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/31	4,255	5,000
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	1,850	2,214
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	5,000	5,870
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/33	2,500	2,979
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/34	4,385	5,206
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/18 (Prere.)	12,100	12,609
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/25	2,000	2,434
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/26	1,000	1,202
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/27	1,750	2,078
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/28	1,750	2,064
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/29	1,750	2,052
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.875%	1/1/18 (Prere.)	1,045	1,067
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/29	350	411
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/32	3,770	4,311
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/33	1,500	1,724
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/33	6,055	6,894
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,305
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/24	3,500	4,182
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/25	6,175	7,457

Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/25	1,000	1,127
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/26	350	394
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,149
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,523
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,257
University of Oklahoma Revenue	5.000%	7/1/32	670	755
				160,991
Oregon (1.0%)
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/33	11,875	14,296
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/37	16,370	19,488
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/28	3,500	4,361
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/29	3,000	3,702
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/30	2,245	2,748
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/29	1,425	1,767
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/32	2,000	2,427
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/34	2,455	2,953
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/35	2,000	2,398
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/36	2,500	2,990
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/30	550	621
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/36	2,500	2,767
Multnomah County OR School District GO	5.000%	6/15/19	18,000	19,354
Multnomah County OR School District GO	5.000%	6/15/20	21,515	23,916
Multnomah County OR School District GO	5.000%	6/15/21	36,255	41,561
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	3,520	3,764
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	2,220	2,374
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	1,750	1,871
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	3,130	3,347
Oregon Department of Administrative Services
COP	5.000%	11/1/19 (Prere.)	4,310	4,693
Oregon Department of Administrative Services
COP	5.000%	11/1/19	2,000	2,175
Oregon Department of Administrative Services
COP	5.000%	11/1/20	5,350	5,818
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/21 (Prere.)	5,340	6,134
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	3,500	4,190
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	1,430	1,712

Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	6,355	7,609
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	2,110	2,526
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/24	7,000	8,535
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	5,440	6,712
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	2,130	2,576
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	8,015	9,692
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/29	8,000	9,611
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/30	4,705	5,788
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/30	2,000	2,452
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	3,480	4,246
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	11,010	12,698
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	860	976
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	5,560	6,395
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	4,000	4,831
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	5,545	6,355
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/34	2,585	3,110
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/36	1,670	1,998
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/24	3,000	3,696
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/27	2,000	2,417
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/28	5,500	6,605
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/29	9,500	11,338
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	2,500	2,970
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	7,610	8,438
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,500	8,577
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/32	4,000	4,637
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/33	4,000	4,617
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/22	1,000	1,180
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/23	1,250	1,504

Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/26	1,810	2,146
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/27	2,000	2,353
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/28	2,500	2,923
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/29	1,420	1,651
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/26	1,080	1,279
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/27	2,725	3,193
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/28	3,965	4,609
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/27	595	699
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/29	750	868
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/30	700	809
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/31	700	807
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/32	1,000	1,149
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/33	1,100	1,260
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/34	1,280	1,463
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/35	1,200	1,368
Oregon GO	5.000%	5/1/18	1,500	1,547
Oregon GO	5.000%	11/1/18	3,750	3,943
Oregon GO	5.000%	5/1/19	2,770	2,965
Oregon GO	5.000%	5/1/21 (Prere.)	1,570	1,795
Oregon GO	5.000%	5/1/21 (Prere.)	2,415	2,761
Oregon GO	5.000%	5/1/21 (Prere.)	5,165	5,905
Oregon GO	5.000%	5/1/21 (Prere.)	5,685	6,500
Oregon GO	5.000%	5/1/21 (Prere.)	3,370	3,853
Oregon GO	5.000%	5/1/21 (Prere.)	1,490	1,703
Oregon GO	5.000%	5/1/21 (Prere.)	2,460	2,812
Oregon GO	5.000%	5/1/21 (Prere.)	2,755	3,150
Oregon GO	5.000%	5/1/21 (Prere.)	2,890	3,304
Oregon GO	5.000%	5/1/21 (Prere.)	1,760	2,012
Oregon GO	5.000%	5/1/31	2,915	3,412
Oregon GO	5.000%	5/1/32	3,250	3,958
Oregon GO	5.000%	5/1/32	2,060	2,409
Oregon GO	5.000%	11/1/32	1,440	1,704
Oregon GO	5.000%	5/1/33	3,000	3,637
Oregon GO	5.000%	5/1/34	2,675	3,217
Oregon GO	5.000%	5/1/35	2,750	3,299
Oregon GO	5.000%	5/1/36	7,000	8,385
Oregon GO	5.000%	5/1/37	4,360	5,214
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	1,650	1,915
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,050	2,380

Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,585	3,001
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,725	3,163
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,865	3,326
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	3,015	3,500
Port of Portland OR International Airport
Revenue	5.000%	7/1/29	1,650	1,960
Port of Portland OR International Airport
Revenue	5.000%	7/1/30	1,000	1,180
Port of Portland OR International Airport
Revenue	5.000%	7/1/32	1,065	1,243
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,000	3,475
Portland OR Sewer System Revenue	5.000%	6/1/20	43,210	48,024
4 Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/26	1,100	1,353
4 Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/27	1,100	1,360
Tri-County Metropolitan Transportation District
of Oregon Payroll Tax Revenue	5.000%	9/1/32	1,610	1,935
Tri-County Metropolitan Transportation District
of Oregon Payroll Tax Revenue	5.000%	9/1/33	2,310	2,764
Tri-County Metropolitan Transportation District
of Oregon Payroll Tax Revenue	5.000%	9/1/34	2,500	2,980
Washington & Clackamas Counties School
District No. 23J GO	5.000%	6/15/31	5,460	6,642
Washington & Clackamas Counties School
District No. 23J GO	5.000%	6/15/32	4,105	4,966
Washington County OR School District No. 48J
Beaverton GO	0.000%	6/15/35	5,000	5,663
Washington County OR School District No. 48J
Beaverton GO	0.000%	6/15/36	5,500	6,218
				544,626
Pennsylvania (4.7%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	15,000	16,323
Allegheny County PA GO	5.000%	11/1/25	7,445	9,037
Allegheny County PA GO	5.000%	11/1/29	12,000	14,323
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	1,290	1,489
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	2,720	3,140
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.504%	2/1/21	11,490	11,489
3 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.800%	8/1/17 LOC	5,000	5,000
3 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.800%	8/1/17 LOC	12,795	12,795
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	19,584

Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/23	3,400	4,046
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/24	2,500	3,011
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/34 (4)	2,000	2,141
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	2,795	3,110
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,756
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	2,000	2,186
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/27	5,500	6,059
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,498
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	3,740	4,027
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,206
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	7,205
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.780%	8/7/17 LOC	3,780	3,780
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.820%	8/7/17 LOC	18,555	18,555
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	6/1/19 (15)	2,000	2,133
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/31	1,825	2,085
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/32	1,915	2,179
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,296
Central Bucks County PA School District GO	5.000%	5/15/20 (ETM)	625	693
Central Bucks County PA School District GO	5.000%	5/15/20	1,645	1,822
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/31	1,350	1,614
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/34	2,100	2,476
Coatesville PA School District GO	5.000%	8/1/24 (4)	1,275	1,515
Coatesville PA School District GO	5.000%	8/1/25 (4)	1,000	1,200
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,336
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	875	1,002
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,000	7,758
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18 (ETM)	2,460	2,507

Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18	275	280
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/19 (Prere.)	3,075	3,281
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/19 (Prere.)	3,770	4,036
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/20	340	361
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/21	420	448
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	7,060	7,702
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/29	1,500	1,752
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	7,740	8,413
Delaware County PA GO	5.000%	10/1/17	2,250	2,266
Delaware County PA GO	5.000%	10/1/18	2,360	2,474
Delaware County PA GO	5.000%	10/1/21	1,645	1,899
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.700%	8/1/17	3,950	3,950
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	2,000	2,403
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/37	3,500	4,100
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	4,850	5,387
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.660%	8/1/17	6,050	6,050
4 Harrisburg PA School District GO	5.000%	11/15/26 (4)	3,000	3,608
4 Harrisburg PA School District GO	5.000%	11/15/27 (4)	1,375	1,659
Jackson PA Authority for Industrial Development
Revenue (StoneRidge Retirement Living)
VRDO	0.820%	8/7/17 LOC	4,350	4,350
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/26	6,540	8,051
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/28	1,420	1,712
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/29	1,385	1,654
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/33	3,000	3,503

Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/34	3,000	3,493
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	5,750	6,603
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/21	1,000	1,133
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/22	1,000	1,159
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/24	525	623
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/25	1,085	1,293
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/26	600	717
Middletown PA School District GO	5.000%	3/1/31	3,030	3,370
Middletown PA School District GO	5.000%	3/1/32	3,375	3,743
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	6,995	7,840
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19 (Prere.)	5,765	6,181
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	7,000	7,977
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/27	6,000	6,749
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	8,500	9,376
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	8,000	9,016
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/24	4,365	4,971
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	7,840	8,945
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/26	5,250	6,017
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/27	3,000	3,383
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/29	3,850	4,267
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/31	8,350	9,147
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/32	9,055	9,882

Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	4,000	4,021
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	3,250	3,242
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	19,000	18,972
Montour PA School District GO	5.000%	4/1/32 (4)	3,245	3,717
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	3,750	3,973
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.750%	7/1/35	6,925	7,363
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/18 (Prere.)	1,000	1,042
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/18 (Prere.)	1,000	1,043
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	1,000	1,044
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	1,500	1,567
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	3,000	3,133
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/24	2,815	3,327
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/25	2,025	2,408
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/27	2,835	3,358
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/29	5,205	6,054
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/30	7,720	8,855
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/31	8,130	9,278
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/36	6,790	7,618
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	2,795	3,053

Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	18,887
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,250	1,477
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,000	3,608
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,180	2,632
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,000	3,576
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,540
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	6,955
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	14,855
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	7,833
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	11,369
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	11,157
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	1,950	2,024
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/19	4,700	5,061
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	20,000	21,535
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	10,000	10,571
Pennsylvania GO	5.000%	5/1/19	15,000	16,030
Pennsylvania GO	5.000%	7/1/19	14,925	16,044
Pennsylvania GO	5.000%	6/1/21	20,000	22,667
Pennsylvania GO	5.000%	7/1/21	32,365	36,764
Pennsylvania GO	5.375%	7/1/21	4,950	5,693
Pennsylvania GO	5.000%	6/1/22	19,450	22,588
Pennsylvania GO	4.000%	7/1/23	13,000	14,490
Pennsylvania GO	5.000%	11/15/23	4,705	5,386
Pennsylvania GO	5.000%	8/15/24	24,500	29,422
Pennsylvania GO	5.000%	3/15/25	7,000	8,437
Pennsylvania GO	5.000%	4/1/25	7,500	8,730
Pennsylvania GO	5.000%	9/15/26	24,500	29,891
Pennsylvania GO	5.000%	9/15/27	15,375	18,553
Pennsylvania GO	5.000%	3/15/28	21,000	24,727
Pennsylvania GO	4.000%	10/15/28	11,550	12,557
Pennsylvania GO	4.000%	8/15/29 (4)	17,000	18,532
Pennsylvania GO	4.000%	6/15/30	24,400	26,024
Pennsylvania GO	4.000%	8/15/30 (4)	19,000	20,519
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/20	2,560	2,855
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/21	1,830	2,035

Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	8,500	8,981
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	10,000	10,511
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,941
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,530
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,461
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,612
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,862
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,871
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,373
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,302
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,271
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,484
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,343
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	3,500	3,924
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	3,171
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/27	700	798
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/28	1,650	1,873
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/30	500	563
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/32	1,000	1,119
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	3/1/21 (Prere.)	2,405	2,735
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/23	8,220	9,935
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/24	7,000	8,593
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/25	5,000	6,223

Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	4,625	5,699
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	9,550	11,767
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	538
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/33	5,805	6,544
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,000	2,070
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/19	2,000	2,155
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,675
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	18,269
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	12,180	12,694
3 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.840%	8/7/17	6,315	6,315
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/21	4,630	5,113
Pennsylvania State University Revenue	5.000%	9/1/21	620	713
Pennsylvania State University Revenue	5.000%	9/1/21	1,400	1,611
Pennsylvania State University Revenue	4.000%	9/1/27	4,800	5,477
Pennsylvania State University Revenue	5.000%	9/1/28	5,000	6,125
Pennsylvania State University Revenue	5.000%	9/1/29	5,000	6,070
Pennsylvania State University Revenue	5.000%	9/1/30	1,750	2,110
Pennsylvania State University Revenue	5.000%	9/1/30	1,650	1,989
Pennsylvania State University Revenue	5.000%	9/1/34	5,125	6,149
Pennsylvania State University Revenue	4.000%	9/1/35	1,650	1,769
Pennsylvania State University Revenue	5.000%	9/1/35	4,400	5,267
Pennsylvania State University Revenue	5.000%	9/1/35	1,350	1,593
Pennsylvania State University Revenue	4.000%	9/1/36	1,730	1,850
Pennsylvania State University Revenue	5.000%	9/1/36	1,325	1,560
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/20 (Prere.)	4,010	4,593
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	2,190	2,605
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	2,165	2,575
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	1,825	2,171
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/23	1,770	2,072
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/31	2,175	2,420
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/23	2,895	3,434
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26	1,460	1,765

Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27	1,600	1,900
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (Prere.)	2,500	2,585
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	12,345	12,791
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	9,020	9,690
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	40,980	44,024
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	8,585	9,215
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,535	3,794
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,520	4,852
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	4,715	5,082
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	7,280	7,950
1 Pennsylvania Turnpike Commission Revenue	2.090%	12/1/20	22,700	22,888
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,250	1,411
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,500	1,693
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,335	1,507
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	1,710	1,945
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	4,015	4,565
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	1,790	2,058
1 Pennsylvania Turnpike Commission Revenue	1.800%	12/1/21	37,500	37,641
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	6,930	7,549
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,675	18,192
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	27,855	33,111
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	11,910	14,223
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	37,630	44,939
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	9,845	11,670
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	35,000	41,952
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	35,000	42,199
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	2,320	2,738
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,275	6,263
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	1,000	1,197
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,085	6,088
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	5,140	6,044
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,750	2,076
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	8,875	10,530
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,821
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,107
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,162
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,030	3,535
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	7,635	8,909
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,309
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/30	5,000	5,796
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,595
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/31	6,890	7,889
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	1,500	1,640
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,336
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	29,213
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	8,210	9,167
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	14,615	16,625
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	3,000	3,447
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	17,500	20,107
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,712
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,195	35,626
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	9,950	11,269
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	4,935
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,565
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	26,153
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	8,000	9,199

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	4,000	4,489
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,620	2,942
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	22,500	25,336
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,479
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	30,410	34,428
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/36	20,000	22,488
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	4,000	4,473
3 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.900%	8/7/17 (12)	4,670	4,670
Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,205
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/26	5,000	5,856
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	6,500	7,771
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/25	7,820	9,452
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/26	12,860	15,393
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	6,750	8,009
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	3,500	4,126
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	2,500	2,932
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/34	3,250	3,723
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/35	7,135	8,163
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/31	1,000	1,199
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/33	1,900	2,254
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/34	3,820	4,518
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/35	2,850	3,032
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/36	6,220	6,602
Philadelphia PA Gas Works Revenue	5.000%	10/1/21	7,170	8,099
Philadelphia PA Gas Works Revenue	5.000%	10/1/23	5,550	6,505
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	6,400	7,552
Philadelphia PA Gas Works Revenue	5.000%	10/1/24	1,800	2,128
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	2,500	2,980
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,202
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	4,275	5,003
Philadelphia PA GO	5.000%	8/1/23	7,310	8,562
Philadelphia PA GO	5.000%	8/1/29	5,000	5,745
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	9,100	9,124

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	4,275	4,282
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	6,040	6,048
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/19 (Prere.)	3,500	3,812
Philadelphia PA School District GO	5.000%	9/1/21	6,300	6,828
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,302
Philadelphia PA School District GO	5.000%	9/1/25 (15)	18,910	22,594
Philadelphia PA School District GO	5.000%	9/1/26	2,295	2,576
Philadelphia PA School District GO	5.000%	9/1/32	2,100	2,285
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	1,300	1,443
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/20 (Prere.)	3,000	3,350
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/23	2,300	2,712
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/23	2,000	2,382
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/24	3,800	4,596
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	5,500	6,497
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/26	6,000	7,396
4 Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/26	1,165	1,436
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/27	3,810	4,726
4 Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/27	1,540	1,911
4 Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/28	1,600	1,959
4 Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/29	4,650	5,638
4 Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/30	5,900	7,110
4 Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/31	5,750	6,896
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/33	1,250	1,471
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/34	6,380	6,702
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/35	11,000	11,532
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/35	2,000	2,339
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/36	1,660	1,936
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/37	1,750	2,040
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.890%	8/7/17 (4)	40,210	40,210
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,172
Pocono Mountain PA School District GO	4.000%	9/1/22 (4)	2,155	2,400
4 Reading PA School District GO	5.000%	3/1/26 (4)	1,235	1,471
4 Reading PA School District GO	5.000%	3/1/35 (4)	1,100	1,263
4 Reading PA School District GO	5.000%	3/1/36 (4)	1,250	1,432
4 Reading PA School District GO	5.000%	3/1/37 (4)	2,000	2,288
Scranton PA School District GO	5.000%	6/1/25	2,500	2,866
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	17,165	17,866
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	12,835	13,278
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,672
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,464
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	2,440	2,703
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,385	16,858
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	2,465	2,689

State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/24 (15)	2,635	3,138
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/25 (15)	2,880	3,429
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/26 (15)	3,445	4,052
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/27 (15)	3,130	3,647
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/24	3,290	3,863
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/24 (15)	21,000	24,287
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/25 (4)	9,505	11,076
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/26 (4)	31,500	36,901
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	8,400	9,424
Unionville-Chadds Ford PA School District GO	5.000%	6/1/24	1,255	1,524
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue	5.000%	9/15/17 (ETM)	3,990	4,011
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	3/15/19 (Prere.)	2,650	2,823
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	3/15/19 (Prere.)	9,000	9,660
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	11,250	12,256
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	2,375	2,587
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	12,500	13,618
Upper Merion PA Area School District GO	4.000%	1/15/26	1,000	1,137
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	0.830%	8/7/17 LOC	20,285	20,285
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/19	1,235	1,302
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	1,330	1,444

Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	4,871
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/32	15,000	16,928
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/21	1,015	1,120
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/22	1,160	1,287
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/23	1,350	1,494
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/24	1,420	1,568
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/25	1,465	1,618
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	6,185	6,777
				2,528,402
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	10,430	10,547
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,450
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,563
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,355
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	10,000	10,760
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (13)(3)	5,300	6,003
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	278
				75,956
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	9,805	11,463
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	3,610	4,221
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/28	500	587
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/32	650	746
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/35	1,575	1,791
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/37	500	567
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	25,000	26,976
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	20,000	21,581
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/27	2,000	2,407
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.500%	9/1/23 (Prere.)	6,000	7,333
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	6.000%	9/1/23 (Prere.)	5,500	6,880
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/25	5,000	5,817
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/26	5,000	5,846

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/31	3,000	3,385
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/24	2,350	2,703
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/25	4,500	5,212
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26	2,000	2,327
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/18 (Prere.)	2,880	2,961
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/18 (Prere.)	3,210	3,304
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/18 (Prere.)	3,500	3,606
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	5,280	5,294
				125,007
South Carolina (1.0%)
Aiken County SC Consolidated School District	5.000%	3/1/24	7,980	9,705
Beaufort County SC School District GO	5.000%	3/1/18	3,800	3,893
Beaufort County SC School District GO	5.000%	3/1/21	3,245	3,683
Berkeley County SC School District Revenue	5.000%	3/1/18	3,670	3,759
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,497
Charleston County SC GO	5.000%	11/1/21	2,765	3,206
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,000	11,761
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/20	3,075	3,369
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/29	1,750	1,956
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/30	1,000	1,103
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/31	1,000	1,093
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/32	1,250	1,356
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/25	8,805	9,710
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/26	9,760	10,661
Florence County SC School District GO	5.000%	3/1/18	2,730	2,796
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/18	2,655	2,730
Greenville County SC School District Installment
Revenue	5.500%	12/1/19	32,480	35,736
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/24	1,000	1,182
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/25	1,080	1,286
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	6,220	6,961

Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/35	3,000	3,412
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/36	5,040	5,719
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/37	11,305	12,810
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,164
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,396
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,135
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,823
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,087
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/26	4,000	4,731
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/29	3,390	3,924
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/30	5,210	6,008
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/18 (Prere.)	3,760	3,824
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	14,100	15,341
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	9,149
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	7,866
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23	1,335	1,562
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	2,086
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	2,000	2,372
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	9,860	10,021
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,929
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	3,000	3,588
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,875
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,076
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,448
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/23	2,000	2,370
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/24	2,300	2,757
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	2,000	2,364
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/27	2,500	2,930
South Carolina Educational Facilities Authority
Revenue (Charleston Southern University)
VRDO	0.870%	8/7/17 LOC	8,940	8,940
South Carolina Educational Facilities Authority
Revenue (Furman University) VRDO	0.740%	8/1/17	16,030	16,030
South Carolina GO	5.000%	4/1/18	2,400	2,467
South Carolina GO	5.000%	4/1/19	7,825	8,353
South Carolina GO	5.000%	4/1/19	2,495	2,663
South Carolina GO	5.000%	8/1/19	10,465	11,306
South Carolina GO	5.000%	10/1/19	4,530	4,922
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/20	4,410	4,878
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	2,380	2,713

South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/22	4,860	5,690
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/18	2,000	2,039
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/27	3,710	4,361
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/28	2,500	2,906
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/29	2,185	2,522
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.820%	8/7/17 LOC	24,285	24,285
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,489
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,402
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,141
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/27	11,740	12,965
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	13,942
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/28	7,850	8,593
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	10,000	11,634
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	13,900	16,357
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	5,615	6,538
South Carolina Public Service Authority
Revenue	5.000%	12/1/27	4,295	4,901
South Carolina Public Service Authority
Revenue	5.000%	12/1/28	15,130	17,208
South Carolina Public Service Authority
Revenue	5.000%	12/1/29	6,065	6,856
South Carolina Public Service Authority
Revenue	5.000%	12/1/30	10,955	12,298
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	13,980	15,642
South Carolina Public Service Authority
Revenue	5.000%	12/1/32	8,535	9,502
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	10,465	11,608
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	3,000	3,376
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	10,000	11,131
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	3,500	3,924
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/18	5,185	5,427

Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/24 (15)	1,000	1,183
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/25 (15)	1,440	1,714
				563,116
South Dakota (0.0%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,150
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,572
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/23	650	777
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/24	650	786
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/25	600	716
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/26	675	796
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,195
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/28	825	953
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,621
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,143
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	9,249
				23,958
Tennessee (0.8%)
Chattanooga TN Electric System Revenue	5.000%	9/1/28	2,315	2,805
Chattanooga TN Electric System Revenue	5.000%	9/1/31	2,250	2,674
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/23	650	759
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/24	745	875
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/26	1,485	1,700
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/28	2,400	2,699
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/29	5,325	5,951
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/30	5,615	6,239
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/32	6,520	7,196
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/33	6,340	6,976
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/34	2,590	2,845
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.790%	8/1/17 LOC	5,925	5,925
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.790%	8/1/17 LOC	9,470	9,470
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/18 (Prere.)	6,045	6,218

Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/18 (Prere.)	5,835	6,007
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/19	1,145	1,216
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/20	3,480	3,816
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/23	2,235	2,296
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/28	2,165	2,218
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/31	5,880	6,841
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/32	8,780	10,150
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/33	9,240	10,647
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/34	7,725	8,879
Knox County TN GO	5.000%	4/1/18	2,105	2,163
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,774
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,250
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,629
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/35	5,360	6,088
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36	4,000	4,533
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/37	6,420	7,264
Memphis TN GO	5.000%	5/1/28	3,145	3,562
Memphis TN GO	5.000%	5/1/30	1,715	1,935
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/28	1,000	1,254
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,242
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,242
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/30	1,155	1,422

Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/30	1,250	1,539
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/31	850	1,040
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/31	750	918
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/32	500	608
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/33	1,000	1,211
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/34	1,200	1,447
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/36	1,250	1,499
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/37	1,000	1,198
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	13,085	14,089
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) PUT	1.550%	11/3/20	9,695	9,728
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	1,000	1,089
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.790%	8/1/17 LOC	3,085	3,085
Shelby County TN GO	4.750%	3/1/18	5,525	5,652
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	107
Shelby County TN GO	5.000%	4/1/19	400	427
Shelby County TN GO	5.000%	4/1/24	2,000	2,437
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/18	7,180	7,472
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,148
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/25	1,340	1,622
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/28	1,330	1,614
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	39,340	39,464
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	57,705	60,033
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	50	56
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,135	11,405
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	10,960	12,503
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,815	6,722

Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	1,550	1,858
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	18,000	21,021
Tennessee GO	5.000%	8/1/17	3,165	3,165
Tennessee GO	4.000%	8/1/18	2,500	2,579
Tennessee GO	5.000%	8/1/18	2,565	2,671
Tennessee GO	5.000%	8/1/19	4,000	4,322
Tennessee GO	5.000%	8/1/19	2,165	2,339
Tennessee GO	5.000%	8/1/20	2,500	2,792
Tennessee GO	5.000%	8/1/20	2,200	2,457
Tennessee GO	5.000%	8/1/21	3,420	3,937
Tennessee GO	5.000%	8/1/21	2,000	2,302
Tennessee GO	5.000%	8/1/22	2,000	2,365
Tennessee GO	5.000%	8/1/22	3,000	3,548
Tennessee GO	5.000%	8/1/23	3,525	4,264
Tennessee GO	5.000%	9/1/27	2,000	2,421
Tennessee GO	5.000%	9/1/27	4,300	5,205
Tennessee GO	5.000%	9/1/28	1,850	2,225
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	1,740	1,830
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,000	3,557
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,520	4,252
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,500	3,063
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	6,079
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,476
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,754
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,847
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,650
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,756
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,331
				443,939
Texas (9.1%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/26	2,670	3,224
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,500	1,798
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/29	3,090	3,648
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/31	3,055	3,562
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/33	3,755	4,341
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/34	3,945	4,545
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/35	4,140	4,760
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/36	4,350	4,992
Aldine TX Independent School District GO	5.000%	2/15/20	5,000	5,491
Aldine TX Independent School District GO	4.000%	2/15/31	12,120	13,188
Aldine TX Independent School District GO	4.000%	2/15/32	12,660	13,686
Alief TX Independent School District GO	5.000%	2/15/26	2,635	3,266
Alief TX Independent School District GO	4.000%	2/15/29	2,780	3,113
Allen TX Independent School District GO	5.000%	2/15/31	1,000	1,190

Allen TX Independent School District GO	5.000%	2/15/32	1,000	1,184
Alvin TX Independent School District GO	5.000%	2/15/29	5,275	6,370
Arlington TX Independent School District GO	5.000%	2/15/20	1,705	1,874
Arlington TX Independent School District GO	5.000%	2/15/24	4,500	5,467
Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,230
Arlington TX Independent School District GO	5.000%	2/15/29	1,500	1,815
Arlington TX Independent School District GO	5.000%	2/15/36	2,000	2,344
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/25	700	824
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/26	715	829
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/26	750	889
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/27	1,975	2,350
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/27	550	640
Austin TX Airport System Revenue	5.000%	11/15/33	2,000	2,349
Austin TX Airport System Revenue	5.000%	11/15/34	2,200	2,574
Austin TX Airport System Revenue	5.000%	11/15/37	4,500	5,237
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	24,215	24,030
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/23	1,250	1,468
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/24	1,000	1,190
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/25	1,500	1,805
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/26	1,000	1,198
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/28	1,750	2,060
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,551
Austin TX Electric Utility System Revenue	5.000%	11/15/33	6,015	7,156
Austin TX Electric Utility System Revenue	5.000%	11/15/34	3,935	4,663
Austin TX Electric Utility System Revenue	5.000%	11/15/35	3,000	3,550
Austin TX GO	5.000%	9/1/29	2,855	3,379
Austin TX GO	5.000%	9/1/30	1,240	1,459
Austin TX GO	5.000%	9/1/31	2,140	2,507
Austin TX GO	5.000%	9/1/33	4,315	5,014
Austin TX Independent School District GO	5.000%	8/1/25	3,000	3,712
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,454
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	350	405
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	2,500	2,729
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/30	5,000	5,849
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/31	4,000	4,649
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/32	10,705	12,461
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/32	10,000	11,942
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/33	11,410	13,235
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/33	5,000	5,944

Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	12,075	13,973
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	5,545	6,566
Bexar County TX GO	5.000%	6/15/20	3,400	3,769
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	12,875
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	13,207
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	13,550
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	13,868
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	500	502
Carrollton-Farmers Branch TX Independent
School District GO	4.000%	2/15/20	5,060	5,435
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	254
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	735	772
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	1,550	1,676
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,268
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20 (Prere.)	2,925	3,247
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,170	1,298
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/21 (Prere.)	4,000	4,610
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	750	851
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	725	839
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	2,375	2,816
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,180	1,381
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	3,767
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/25	1,350	1,595
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	5,048
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,850	5,840
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/27	1,035	1,217
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	3,917
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/28	1,275	1,496
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	3,559
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	2,816
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	2,750	3,208
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	1,000	1,150

Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	2,983
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/31	1,275	1,455
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/32	1,985	2,256
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	2,187
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,440	1,646
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	3,500	3,860
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	2,000	2,302
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,310	1,484
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	2,062
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,245	1,420
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	3,700	4,250
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,355	1,529
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	2,406
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	2,500	2,842
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	3,350	3,834
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	2,000	2,253
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/36	3,250	3,712
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	2,449
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	1,488
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	1,807
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	2,189
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	5,770
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	4,883
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	6,791
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	7,000
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,613
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	7,344
Comal TX Independent School District GO	5.000%	2/1/27	6,235	7,643
Comal TX Independent School District GO	5.000%	2/1/29	7,100	8,569
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,246

Conroe TX Independent School District GO	5.000%	2/15/28	7,650	9,337
Corpus Christi TX GO	4.000%	3/1/21	3,000	3,287
Corpus Christi TX GO	5.000%	3/1/24	6,180	7,439
Corpus Christi TX GO	5.000%	3/1/25	2,000	2,433
Corpus Christi TX GO	5.000%	3/1/29	5,235	6,084
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,354
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,640
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/20	2,720	2,987
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/23	9,695	11,542
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	5,000	6,145
Dallas County TX Community College GO	5.000%	2/15/20	6,950	7,634
Dallas County TX GO	5.000%	8/15/22	3,700	4,356
Dallas County TX GO	5.000%	8/15/23	3,170	3,809
Dallas County TX GO	5.000%	8/15/25	6,500	7,992
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/24	8,000	9,471
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/25	8,360	9,973
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/26	8,000	9,582
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/27	8,160	9,818
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/18 (Prere.)	11,385	11,923
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/18 (Prere.)	14,130	14,798
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	2,295	2,686
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/29	1,195	1,394
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	2,160	2,500
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/35	1,300	1,516
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,595
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	8,943
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,409
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,766
Dallas TX GO	5.000%	2/15/22 (ETM)	45	53
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	19,726
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/18	2,000	2,095
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	10,000	11,516
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	8,189
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/28	2,235	2,655
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	7,096
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	14,950	17,725
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	14,195	16,154

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	7,440
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/30	12,500	14,809
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	7,750	8,800
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	5,775	6,542
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	9,000	10,166
Denton County TX GO	5.000%	7/15/21	1,500	1,718
Denton County TX GO	5.000%	7/15/24	1,500	1,830
Denton County TX GO	5.000%	7/15/25	1,555	1,915
Denton County TX GO	4.000%	7/15/32	3,000	3,266
Denton County TX GO	4.000%	7/15/33	2,000	2,167
Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,802
Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	13,128
El Paso TX GO	4.000%	8/15/30	3,400	3,716
El Paso TX GO	5.000%	8/15/31	4,000	4,723
El Paso TX GO	5.000%	8/15/32	3,625	4,258
El Paso TX GO	5.000%	8/15/34	4,570	5,324
El Paso TX GO	5.000%	8/15/35	4,795	5,574
El Paso TX GO	5.000%	8/15/36	4,000	4,640
El Paso TX GO	5.000%	8/15/36	5,035	5,840
El Paso TX Independent School District GO	5.000%	8/15/35	5,380	6,333
El Paso TX Independent School District GO	5.000%	8/15/36	5,000	5,873
El Paso TX Independent School District GO	5.000%	8/15/37	3,000	3,519
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	1,050	1,276
Fort Bend County TX GO	5.000%	3/1/19	4,970	5,280
Fort Bend County TX GO	5.000%	3/1/20	2,500	2,745
Fort Bend County TX GO	5.000%	3/1/21	2,750	3,110
Fort Worth TX GO	4.000%	3/1/18	1,490	1,518
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	5,000	5,668
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,921
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,203
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,990
Frisco TX GO	5.000%	2/15/19	2,010	2,136
Frisco TX Independent School District GO	5.000%	8/15/24	4,000	4,905
Frisco TX Independent School District GO	5.000%	8/15/25	4,545	5,627
Frisco TX Independent School District GO	5.000%	8/15/25	3,235	4,005
Frisco TX Independent School District GO	5.000%	8/15/26	3,430	4,292
Frisco TX Independent School District GO	5.000%	8/15/27	3,585	4,483
Frisco TX Independent School District GO	4.000%	8/15/32	3,600	3,947
Garland TX Independent School District GO	5.000%	2/15/22	3,000	3,484
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/31	2,875	2,649
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/32	5,320	4,887
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/33	18,100	16,599
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/23	1,000	1,203
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/28	3,000	3,645
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19 (ETM)	4,000	4,248

Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/23	2,000	2,398
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/24	3,000	3,647
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/28	3,110	3,693
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/29	7,340	8,668
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/30	2,185	2,562
Harris County TX Flood Control District GO	5.000%	10/1/26	6,000	7,234
Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	5,978
Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,564
Harris County TX Flood Control District GO	5.000%	10/1/29	10,000	12,022
Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,359
Harris County TX GO	5.000%	10/1/17	4,000	4,029
Harris County TX GO	5.000%	10/1/17	4,705	4,739
Harris County TX GO	5.000%	10/1/18	4,090	4,285
Harris County TX GO	5.000%	10/1/20	1,020	1,144
Harris County TX GO	5.000%	10/1/21	8,000	8,971
Harris County TX GO	5.000%	8/15/25	4,000	4,926
Harris County TX GO	5.000%	10/1/25	5,755	7,113
Harris County TX GO	5.000%	10/1/25	8,000	9,929
Harris County TX GO	5.000%	8/15/26	2,500	3,098
Harris County TX GO	5.000%	10/1/27	6,335	7,734
Harris County TX GO	5.000%	10/1/28	6,660	8,073
Harris County TX GO	5.000%	10/1/29	6,490	7,802
Harris County TX GO	5.000%	10/1/30	5,405	6,458
Harris County TX GO	5.000%	8/15/34	3,120	3,635
Harris County TX GO	5.000%	10/1/35	4,215	4,938
Harris County TX GO	5.000%	10/1/36	6,545	7,652
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	5,402
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital)	5.000%	10/1/24	8,500	9,206
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.750%	8/1/17	11,350	11,350
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.750%	8/1/17	2,870	2,870
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/19 (Prere.)	3,000	3,263
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/19 (Prere.)	6,475	7,043
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/19 (Prere.)	5,665	6,162
3 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	0.890%	8/7/17	7,745	7,745

Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.625%	11/1/18 (Prere.)	4,535	4,800
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.875%	11/1/18 (Prere.)	3,640	3,864
Harris County TX Metropolitan Transportation
Authority Lease Revenue	6.000%	11/1/18 (Prere.)	4,295	4,565
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	5,719
Harris County TX Sports Authority Revenue	5.000%	11/15/24	1,480	1,747
Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,177
Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,172
Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,778
Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,100	5,955
Harris County TX Sports Authority Revenue	5.000%	11/15/29	12,000	13,917
Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,000	5,769
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,162
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	3,923
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	25,737
Harris County TX Toll Road Revenue	5.000%	8/15/32	4,000	4,730
4 Hays County TX GO	5.000%	2/15/26	1,000	1,235
4 Hays County TX GO	5.000%	2/15/26	1,260	1,556
4 Hays County TX GO	5.000%	2/15/27	1,000	1,240
4 Hays County TX GO	5.000%	2/15/27	1,000	1,242
4 Hays County TX GO	5.000%	2/15/28	1,000	1,226
4 Hays County TX GO	5.000%	2/15/28	1,695	2,080
4 Hays County TX GO	5.000%	2/15/29	1,500	1,825
4 Hays County TX GO	5.000%	2/15/29	1,500	1,830
4 Hays County TX GO	5.000%	2/15/30	1,750	2,114
4 Hays County TX GO	5.000%	2/15/30	2,115	2,557
4 Hays County TX GO	5.000%	2/15/31	1,800	2,158
4 Hays County TX GO	5.000%	2/15/31	1,500	1,800
4 Hays County TX GO	5.000%	2/15/32	1,750	2,087
4 Hays County TX GO	5.000%	2/15/34	1,035	1,225
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	1,814
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,817
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,211
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,135
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,405
Houston TX Community College System
Revenue	5.000%	4/15/21 (10)	3,145	3,155
Houston TX GO	5.000%	3/1/21	2,000	2,262
Houston TX GO	5.000%	3/1/22	12,250	14,230
Houston TX GO	5.000%	3/1/22	5,000	5,808
Houston TX GO	5.000%	3/1/23	16,680	19,290
Houston TX GO	5.000%	3/1/23	4,000	4,743
Houston TX GO	5.000%	3/1/24	1,860	2,239
Houston TX GO	5.000%	3/1/25	1,600	1,945
Houston TX GO	5.000%	3/1/26	10,000	11,885
Houston TX GO	5.000%	3/1/27	9,750	11,754
Houston TX GO	5.000%	3/1/30	4,000	4,634
Houston TX GO	5.000%	3/1/31	5,180	6,100
Houston TX GO	5.000%	3/1/32	3,840	4,500
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/17 (2)	13,760	13,748
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/18 (2)	16,285	16,055

Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	20,893
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/26	1,650	1,943
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/28	2,090	2,423
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/29	1,500	1,729
Houston TX Independent School District GO	5.000%	2/15/19	2,000	2,125
Houston TX Independent School District GO	5.000%	2/15/20	4,500	4,946
Houston TX Independent School District GO	5.000%	2/15/20	6,000	6,594
Houston TX Independent School District GO	5.000%	2/15/21	15,895	18,019
Houston TX Independent School District GO	5.000%	2/15/24	8,000	9,719
Houston TX Independent School District GO	5.000%	2/15/26	7,595	9,441
Houston TX Independent School District GO	5.000%	2/15/27	10,375	12,761
Houston TX Independent School District GO	5.000%	2/15/28	22,015	27,381
Houston TX Independent School District GO	4.000%	2/15/32	4,000	4,392
Houston TX Independent School District GO
PUT	3.000%	6/1/18	60,420	61,460
Houston TX Independent School District GO
PUT	1.375%	6/1/19	10,000	9,986
Houston TX Utility System Revenue	5.000%	5/15/21	2,945	3,352
Houston TX Utility System Revenue	5.000%	5/15/23	7,000	8,339
Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,609
Houston TX Utility System Revenue	5.000%	5/15/24	9,000	10,893
Houston TX Utility System Revenue	5.000%	5/15/25	5,000	5,981
Houston TX Utility System Revenue	5.000%	11/15/27	6,000	7,152
Houston TX Utility System Revenue	5.250%	11/15/29	13,250	15,012
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,164
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	16,763
Houston TX Utility System Revenue	5.000%	11/15/30	15,000	18,110
Houston TX Utility System Revenue	4.000%	11/15/31	17,535	19,095
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	11,768
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	11,386
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,315
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	11,373
Houston TX Utility System Revenue	5.000%	11/15/34	3,800	4,386
Houston TX Utility System Revenue	5.000%	11/15/35	30,000	35,445
1 Houston TX Utility System Revenue PUT	1.720%	5/1/20	10,000	9,998
Houston TX Utility System Revenue VRDO	0.820%	8/7/17 LOC	30,100	30,100
Humble TX Independent School District GO	5.000%	2/15/21	5,125	5,805
Humble TX Independent School District GO	5.500%	2/15/24	14,235	17,720
Katy TX Independent School District GO	5.000%	2/15/18	1,450	1,483
Klein TX Independent School District GO	5.000%	8/1/35	2,000	2,360
Klein TX Independent School District GO	5.000%	8/1/37	3,000	3,527
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	2,970
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	5,000	6,129
Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,740
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,304
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,430
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,703
Leander TX Independent School District GO	0.000%	8/16/24	8,500	7,420

Leander TX Independent School District GO	0.000%	8/16/25	10,000	8,426
Lone Star College System Texas GO	5.000%	2/15/21	3,650	4,129
Lone Star College System Texas GO	5.000%	2/15/21	1,140	1,290
Lone Star College System Texas GO	5.000%	2/15/27	1,790	2,195
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	113
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	11,018
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,711
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,380	2,551
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,393
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,837
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	15,704
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,536
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	2,220	2,659
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	1,025	1,228
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/25	1,350	1,632
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	1,350	1,580
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	1,635	1,890
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/32	1,400	1,612
Lubbock TX GO	5.000%	2/15/23	700	814
Lubbock TX GO	5.000%	2/15/27	5,735	6,466
Lubbock TX GO	5.000%	2/15/29	4,335	4,875
Lubbock TX GO	5.000%	2/15/30	6,660	7,465
Lubbock TX GO	4.000%	2/15/31	1,500	1,632
Lubbock TX GO	5.000%	2/15/31	4,120	4,604
Lubbock TX GO	4.000%	2/15/32	1,425	1,543
Lubbock TX GO	4.000%	2/15/33	1,000	1,076
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.125%	2/15/30	1,000	1,073
Montgomery County TX GO	5.000%	3/1/31	16,450	19,637
Montgomery County TX GO	5.000%	3/1/32	16,910	20,085
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (MRC
Crestview Project)	4.000%	11/15/26	2,000	1,979
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.000%	1/1/24	1,300	1,388
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.250%	1/1/29	1,500	1,567

New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.500%	1/1/35	1,400	1,457
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/29	725	787
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/30	845	922
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/35	1,000	1,074
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/25	2,250	2,541
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/30	12,500	13,642
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/35	8,300	8,916
North East TX Independent School District GO	5.000%	8/1/19	11,455	12,375
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/25	1,350	1,559
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/26	1,415	1,645
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/27	1,485	1,713
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/28	1,560	1,786
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/29	1,640	1,865
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/30	1,470	1,659
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/36	9,000	10,060
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	7,410	7,824
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	5,895	6,224
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	5,250	5,543
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	6,225	6,573
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	8,920	9,418
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	8,040	8,489
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/18	3,925	4,100
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/20	6,935	7,750
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/21	7,275	8,371
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/22	6,000	7,080

North Texas Municipal Water District Water
System Revenue	5.000%	9/1/23	7,000	8,424
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,077
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,855	3,937
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,460	3,534
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	19,380	19,793
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	36,270	37,043
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	22,840	23,327
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	17,275	17,643
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	9,680	9,886
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,100	15,410
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	2,620	2,805
North Texas Tollway Authority System Revenue	6.000%	1/1/20	2,720	2,778
North Texas Tollway Authority System Revenue	6.000%	1/1/21	5,085	5,194
North Texas Tollway Authority System Revenue	6.000%	1/1/22	3,205	3,271
North Texas Tollway Authority System Revenue	5.000%	1/1/23	7,750	9,108
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,865	2,176
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,470	51,650
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,000	10,744
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,660
North Texas Tollway Authority System Revenue	6.000%	1/1/24	2,425	2,476
North Texas Tollway Authority System Revenue	5.000%	1/1/25	3,300	3,992
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,000	9,475
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,000	2,401
North Texas Tollway Authority System Revenue	6.000%	1/1/25	625	638
North Texas Tollway Authority System Revenue	6.000%	1/1/25	1,360	1,389
North Texas Tollway Authority System Revenue	5.000%	1/1/26	10,000	11,871
North Texas Tollway Authority System Revenue	6.000%	1/1/26	540	551
North Texas Tollway Authority System Revenue	5.000%	1/1/27	4,100	4,837
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,362
North Texas Tollway Authority System Revenue	6.000%	1/1/27	490	500
North Texas Tollway Authority System Revenue	6.000%	1/1/28	600	642
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,455
North Texas Tollway Authority System Revenue	5.000%	1/1/29	5,000	5,875
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,758
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,250	6,084
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,251
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,588
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	13,771
North Texas Tollway Authority System Revenue	5.000%	1/1/31	11,040	12,716
North Texas Tollway Authority System Revenue	5.000%	1/1/31	15,180	17,523
North Texas Tollway Authority System Revenue	5.000%	1/1/31	5,000	5,732
North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	32,400
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,547
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,595	4,205
North Texas Tollway Authority System Revenue	5.000%	1/1/32	48,000	55,200
North Texas Tollway Authority System Revenue	5.000%	1/1/32	16,290	18,558
North Texas Tollway Authority System Revenue	5.000%	1/1/33	43,500	49,837
North Texas Tollway Authority System Revenue	5.000%	1/1/33	10,225	11,590
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,500	1,741
North Texas Tollway Authority System Revenue	5.000%	1/1/34	33,000	37,689
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,000	1,158
North Texas Tollway Authority System Revenue	5.000%	1/1/35	6,500	7,410
North Texas Tollway Authority System Revenue	5.000%	1/1/36	1,800	2,080
Northside Independent School District Texas
GO	4.000%	2/15/18	1,000	1,017

Northside Independent School District Texas
GO	5.000%	2/15/23	3,110	3,701
Northside Independent School District Texas
GO	5.000%	6/15/23	3,015	3,614
Northside Independent School District Texas
GO	5.000%	2/15/24	5,000	6,059
Northwest Independent School District Texas
GO	5.000%	2/15/25	10,000	12,258
Northwest Independent School District Texas
GO	5.000%	2/15/26	6,380	7,767
Northwest TX Independent School District GO	4.000%	2/15/20	3,240	3,477
Pasadena TX GO	4.000%	2/15/29	1,000	1,103
Pasadena TX GO	4.000%	2/15/30	1,750	1,911
Pearland TX Independent School District GO	5.000%	2/15/28	1,965	2,391
Pearland TX Independent School District GO	5.000%	2/15/29	1,750	2,113
Pearland TX Independent School District GO	5.000%	2/15/30	1,250	1,498
Plano TX Independent School District GO	5.000%	2/15/19	7,500	7,970
Plano TX Independent School District GO	5.000%	2/15/21	7,000	7,935
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/25	1,000	1,174
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/26	700	820
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/27	900	1,044
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/28	705	812
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/29	1,420	1,624
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	4.000%	6/1/36	1,000	1,019
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project) VRDO	0.830%	8/7/17	13,600	13,600
Richardson TX Independent School District GO	5.000%	2/15/21	3,000	3,401
Round Rock TX Independent School District GO	5.000%	8/1/19	5,360	5,784
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	16,100	16,100
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/18	18,985	19,693
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,010	23,738
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,465	10,498
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,010	3,399
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	200	235
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	4,405	5,301
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/27	1,335	1,640
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	16,000	16,307
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/20	1,000	1,104
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	5,860	6,431

San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	20,000	23,290
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	40,000	47,597
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/28	7,530	8,535
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/30	2,710	3,178
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/31	3,000	3,502
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/32	16,950	18,474
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/33	5,000	5,416
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/36	4,000	4,737
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	5,685
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	6,030
San Antonio TX GO	5.000%	2/1/23	12,630	15,051
San Antonio TX GO	5.000%	2/1/25	10,000	12,291
San Antonio TX GO	5.000%	2/1/26	5,800	7,075
San Antonio TX GO	5.000%	2/1/26	2,500	2,980
San Antonio TX GO	5.000%	2/1/27	4,915	5,938
San Antonio TX GO	5.000%	2/1/27	1,750	2,078
San Antonio TX GO	5.000%	2/1/28	1,000	1,180
San Antonio TX GO	5.000%	2/1/29	1,250	1,465
San Antonio TX Independent School District GO	5.000%	8/15/27	5,840	7,212
San Antonio TX Water Revenue	5.000%	5/15/33	6,210	7,382
San Antonio TX Water Revenue	5.000%	5/15/34	7,000	8,283
San Antonio TX Water Revenue	5.000%	5/15/35	6,500	7,674
Schertz-Cibolo-Universal City TX Independent
School District GO	3.000%	2/1/18	2,060	2,082
Socorro TX Independent School District GO	5.000%	8/15/28	5,000	6,238
Socorro TX Independent School District GO	5.000%	8/15/29	3,980	4,921
Socorro TX Independent School District GO	4.000%	8/15/32	3,000	3,294
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/19 (Prere.)	4,375	4,753
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/19 (Prere.)	2,250	2,444
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/19 (Prere.)	9,100	9,885
Spring Branch TX Independent School District
GO	5.000%	2/1/20	7,000	7,678
Spring Branch TX Independent School District
GO	5.000%	2/1/20	3,830	4,201
Spring Branch TX Independent School District
GO	5.000%	2/1/21	2,500	2,829
Spring TX Independent School District GO	5.000%	8/15/24	5,080	6,205
Spring TX Independent School District GO	5.000%	8/15/25	3,655	4,513
Spring TX Independent School District GO	5.000%	8/15/28	7,850	9,536
Spring TX Independent School District GO	5.000%	8/15/28	2,150	2,595
Spring TX Independent School District GO	5.000%	8/15/29	4,315	5,205
Spring TX Independent School District GO	5.000%	8/15/32	6,165	7,301
Spring TX Independent School District GO	5.000%	8/15/33	8,565	10,181

Spring TX Independent School District GO	5.000%	8/15/34	8,995	10,652
Spring TX Independent School District GO	5.000%	8/15/35	6,000	7,084
Spring TX Independent School District GO	5.000%	8/15/36	6,915	8,147
Spring TX Independent School District GO	5.000%	8/15/37	5,000	5,882
Stephen F Austin TX State University Revenue	5.000%	10/15/25	600	728
Stephen F Austin TX State University Revenue	5.000%	10/15/26	1,400	1,703
Stephen F Austin TX State University Revenue	5.000%	10/15/29	1,000	1,185
Sugar Land TX GO	5.000%	2/15/30	3,445	3,759
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/28	3,750	4,498
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/29	5,500	6,559
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/30	3,000	3,551
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/31	1,500	1,762
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/32	2,750	3,216
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/34	3,000	3,136
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/35	3,500	3,650
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/36	2,000	2,081
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	21,880	25,258
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas) VRDO	0.830%	8/7/17 LOC	36,020	36,020
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	2,985	3,336
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	13,495	15,080
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	23,855	26,657
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	9,316
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,117
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	17,549
Temple TX GO	5.250%	8/1/17 (Prere.)	1,525	1,525
Temple TX GO	5.250%	8/1/17 (Prere.)	1,665	1,665
Texas A&M University System Permanent
University Fund Revenue	5.000%	7/1/19	3,335	3,589

Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	9,425	10,771
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/22	10,935	12,835
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/30	3,940	4,460
Texas GO	5.000%	8/1/17	3,165	3,165
Texas GO	5.000%	10/1/19	6,335	6,886
Texas GO	5.000%	10/1/20	3,845	4,312
Texas GO	5.000%	10/1/20	3,000	3,364
Texas GO	5.000%	4/1/21	5,150	5,864
Texas GO	5.000%	10/1/22	19,055	22,580
Texas GO	5.000%	10/1/24	4,000	4,910
Texas GO	5.000%	10/1/25	5,420	6,727
Texas GO	5.000%	10/1/26	8,000	9,751
Texas GO	5.000%	4/1/27	10,000	11,979
Texas GO	5.000%	10/1/27	5,295	6,399
Texas GO	5.000%	10/1/27	33,600	40,145
Texas GO	5.000%	10/1/28	31,975	38,037
Texas GO	5.000%	10/1/30	16,715	20,610
Texas GO	5.000%	10/1/33	7,455	9,007
Texas GO	5.000%	10/1/35	24,800	29,767
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	16,305	16,540
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	5,000	5,563
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	6,000	6,839
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,510	11,788
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	4,400	5,091
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	3,645	4,168
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	8,000	9,221
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,650	1,910
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	5,000	5,681
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	32,710	39,726
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	12,000	13,473
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	1,285	1,437
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	20,955	23,338
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/31	12,125	13,383
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/32	2,500	2,746
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	445	445
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	36,217
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,510	54,869

Texas Public Finance Authority GO	4.000%	10/1/33	3,500	3,847
Texas State University System Financing
System Revenue	5.000%	3/15/25	750	887
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,200	1,404
Texas State University System Financing
System Revenue	5.000%	3/15/28	3,870	4,337
Texas State University System Financing
System Revenue	5.000%	3/15/30	3,255	3,657
Texas State University System Financing
System Revenue	5.000%	3/15/31	4,480	5,018
Texas State University System Financing
System Revenue	5.000%	3/15/33	1,500	1,786
Texas State University System Financing
System Revenue	5.000%	3/15/34	1,200	1,422
Texas State University System Financing
System Revenue	5.000%	3/15/35	1,500	1,774
Texas State University System Financing
System Revenue	5.000%	3/15/36	1,500	1,770
Texas Transportation Commission GO	5.000%	4/1/20	9,500	10,488
Texas Transportation Commission GO	5.000%	10/1/20	14,910	16,719
Texas Transportation Commission GO	5.000%	4/1/21	5,500	6,262
Texas Transportation Commission GO	5.000%	4/1/21	4,800	5,465
Texas Transportation Commission GO	5.000%	10/1/21	3,500	4,044
Texas Transportation Commission GO	5.000%	4/1/22	5,000	5,854
Texas Transportation Commission GO	5.000%	4/1/22	10,245	11,980
Texas Transportation Commission GO	5.000%	4/1/22	14,000	16,392
Texas Transportation Commission GO	5.000%	10/1/22	7,000	8,295
Texas Transportation Commission GO	5.000%	10/1/23	13,000	15,713
Texas Transportation Commission GO	5.000%	4/1/24	6,000	7,307
Texas Transportation Commission GO	5.000%	10/1/24	20,670	25,375
Texas Transportation Commission GO	5.000%	4/1/25	10,050	12,174
Texas Transportation Commission GO	5.000%	10/1/25	16,250	20,169
Texas Transportation Commission GO	5.000%	10/1/25	33,700	41,300
Texas Transportation Commission GO	5.000%	4/1/26	13,550	16,364
Texas Transportation Commission GO	5.000%	10/1/32	12,145	14,795
1 Texas Transportation Commission GO PUT	1.200%	10/1/18	75,000	75,018
Texas Transportation Commission Revenue	5.000%	10/1/19	6,000	6,516
Texas Transportation Commission Revenue	5.000%	10/1/19	10,000	10,861
Texas Transportation Commission Revenue	5.000%	4/1/20	5,000	5,520
Texas Transportation Commission Revenue	5.000%	10/1/20	20,750	23,268
Texas Transportation Commission Revenue	5.000%	4/1/21	21,245	24,190
Texas Transportation Commission Revenue	5.000%	4/1/22	13,490	15,795
Texas Transportation Commission Revenue	5.000%	4/1/23	4,500	5,382
Texas Transportation Commission Revenue	5.000%	10/1/24	35,000	42,966
Texas Transportation Commission Revenue	5.000%	10/1/25	25,355	31,469
Texas Transportation Commission Revenue
PUT	4.000%	10/1/21	11,500	12,667
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/29	4,000	4,569
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/30	10,375	11,788
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/31	36,155	40,908
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	15,000	17,085

Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	40,730	45,919
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	54,915	61,763
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	10,135	11,378
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	3,515	3,380
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	6,485	6,196
Texas Water Development Board Revenue	4.000%	4/15/20	2,300	2,479
Texas Water Development Board Revenue	5.000%	4/15/20	3,185	3,518
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,099
Texas Water Development Board Revenue	5.000%	10/15/20	1,000	1,122
Texas Water Development Board Revenue	5.000%	4/15/21	3,000	3,415
Texas Water Development Board Revenue	5.000%	4/15/21	4,950	5,635
Texas Water Development Board Revenue	5.000%	10/15/21	3,300	3,810
Texas Water Development Board Revenue	5.000%	10/15/31	8,000	9,514
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,161
Tomball TX Independent School District GO	5.000%	2/15/19	3,210	3,411
Tomball TX Independent School District GO	5.000%	2/15/23	5,000	5,950
Tomball TX Independent School District GO	5.000%	2/15/24	10,000	12,149
University of Houston Texas Revenue	4.750%	2/15/18 (Prere.)	930	949
University of Houston Texas Revenue	5.000%	2/15/21 (Prere.)	255	289
University of Houston Texas Revenue	4.750%	2/15/28 (4)	1,255	1,279
University of Houston Texas Revenue	4.000%	2/15/29	4,340	4,735
University of Houston Texas Revenue	5.000%	2/15/29	4,745	5,345
University of Houston Texas Revenue	4.000%	2/15/31	4,865	5,211
University of Houston Texas Revenue	4.000%	2/15/32	4,875	5,188
University of North Texas Revenue	5.000%	4/15/32	3,435	4,099
University of North Texas Revenue	5.000%	4/15/33	1,000	1,188
University of North Texas Revenue	5.000%	4/15/34	1,125	1,331
University of North Texas Revenue	5.000%	4/15/35	1,665	1,965
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	24,000	25,842
University of Texas Permanent University Fund
Revenue	5.000%	7/1/25	8,095	10,025
University of Texas Permanent University Fund
Revenue	5.000%	7/1/26	6,250	7,671
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	1,540	1,606
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	2,725	2,946
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	6,300	7,037
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	4,370	4,881
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	2,700	3,014
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	4,500	5,180
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	4,110	4,731
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	5,000	5,911
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	9,000	10,850

University of Texas System Revenue Financing
System Revenue	5.000%	8/15/31	9,835	11,401
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/32	4,180	4,839
Williamson County TX GO	5.000%	2/15/23	6,000	6,977
Ysleta TX Independent School District GO	5.000%	8/15/34	1,750	2,072
Ysleta TX Independent School District GO	5.000%	8/15/35	2,080	2,456
Ysleta TX Independent School District GO	5.000%	8/15/37	2,350	2,764
				4,955,215
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/20	12,135	13,391
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	6,967
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,529
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,396
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	865
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,920
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,514
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	2,000	2,075
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/23	1,045	1,084
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19	2,100	2,264
Salt Lake & Sandy UT Metropolitan Water
District Revenue	5.000%	7/1/32	2,000	2,296
Salt Lake City UT Airport Revenue	5.000%	7/1/33	1,680	2,001
Salt Lake City UT Airport Revenue	5.000%	7/1/34	1,650	1,958
Salt Lake City UT Airport Revenue	5.000%	7/1/36	1,300	1,534
Salt Lake City UT Airport Revenue	5.000%	7/1/37	1,600	1,888
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/29	1,095	1,350
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/31	1,275	1,545
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/32	1,000	1,206
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/34	1,000	1,195
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/35	1,085	1,294
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/36	1,250	1,487
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/37	1,160	1,378
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,621
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	4,827
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,017
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,668
Utah GO	4.500%	7/1/19	11,200	11,960
Utah GO	5.000%	7/1/19	19,000	20,469
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,350	1,614
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,230	2,645
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	2,250	2,648
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	9,005	10,533
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,100	3,383
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	6,680	7,777
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,515	5,236
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	10,330	11,933
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33	10,510	12,093
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34	7,105	8,148
Washington County UT School District GO	5.000%	3/1/21	6,150	6,989
				199,698

Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	6/1/18 (Prere.)	8,000	8,273
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/31	1,180	1,330
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/32	1,290	1,448
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/33	1,405	1,569
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/34	1,530	1,703
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/35	2,660	2,956
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/36	2,795	3,101
Vermont Educational & Health Buildings
Financing Agency Revenue (Middlebury
College Project)	5.000%	11/1/31	4,130	4,724
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/34	7,840	8,892
Vermont Municipal Bond Bank Revenue	5.000%	10/1/27	2,230	2,789
Vermont Municipal Bond Bank Revenue	5.000%	10/1/28	3,575	4,448
Vermont Municipal Bond Bank Revenue	5.000%	10/1/29	1,390	1,710
Vermont Municipal Bond Bank Revenue	5.000%	10/1/30	2,275	2,778
Vermont Municipal Bond Bank Revenue	5.000%	10/1/31	2,125	2,582
Vermont Municipal Bond Bank Revenue	5.000%	10/1/32	1,465	1,770
Vermont Municipal Bond Bank Revenue	4.000%	10/1/33	1,050	1,150
				51,223
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,290

Virginia (2.1%)
Arlington County VA GO	5.000%	8/15/19	1,000	1,082
Chesapeake VA GO	5.000%	8/1/26	3,670	4,612
Chesapeake VA GO	5.000%	8/1/29	3,045	3,800
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,813
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/21	3,860	4,475
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/22	6,000	7,139
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/22	7,945	9,384
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/24	5,195	6,354
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/33	2,000	2,316

Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	9,730	10,746
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	5,000	5,522
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	4,890	5,401
Fairfax County VA GO	4.000%	10/1/19	5,800	6,176
Fairfax County VA GO	5.000%	10/1/20	6,000	6,737
Fairfax County VA GO	5.000%	10/1/21	1,000	1,157
Fairfax County VA GO	5.000%	10/1/23	10,000	12,139
Fairfax County VA GO	4.000%	10/1/25	4,000	4,673
Fairfax County VA GO	5.000%	10/1/25	5,000	6,227
Fairfax County VA GO	4.000%	10/1/30	11,420	12,946
Fairfax County VA GO	4.000%	10/1/31	11,420	12,872
Fairfax County VA GO	4.000%	10/1/32	10,000	11,172
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	5.000%	5/15/25	2,000	2,138
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group) VRDO	0.830%	8/7/17	17,340	17,340
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	12,086
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	4,991
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	8,445
Fairfax County VA Public Improvement GO	5.000%	4/1/23	10,465	12,567
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	2,904
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,863
Hampton VA GO	5.000%	1/15/20	3,000	3,177
Henrico County VA GO	5.000%	7/15/21	4,900	5,629
Henrico County VA Water & Sewer Revenue	5.000%	5/1/28	3,175	3,915
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/24	1,720	1,904
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/25	1,750	1,933
Newport News VA GO	5.000%	8/1/28	2,975	3,737
Newport News VA GO	5.000%	8/1/29	2,970	3,695
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	2,846
Richmond VA Public Utility Revenue	5.000%	1/15/28	4,000	4,893
Richmond VA Public Utility Revenue	5.000%	1/15/29	10,000	12,164
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/21	2,500	2,844
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/22	3,040	3,546
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,375	11,448
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	1,400	1,598

Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/26	1,475	1,673
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/25	1,000	1,185
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/26	1,700	2,017
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/27	1,500	1,760
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/28	1,550	1,804
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,128
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/34	2,500	2,814
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/35	2,500	2,808
Suffolk VA GO	5.000%	2/1/23	5,000	5,982
Virginia Beach VA GO	4.000%	9/15/20	6,195	6,756
Virginia Beach VA GO	5.000%	5/1/22	4,300	5,053
Virginia Beach VA GO	5.000%	5/1/23	4,300	5,168
Virginia Beach VA GO	5.000%	5/1/24	4,300	5,262
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	18,575	19,700
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	10,415	11,046
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/20	17,655	19,372
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21 (Prere.)	5,840	6,624
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	17,540	19,846
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,164
4 Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/28	10,000	12,402
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/30	4,080	4,473
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/31	18,000	19,581

Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/32	20,225	21,843
4 Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/33	35,505	38,665
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/33	21,035	22,587
4 Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/34	22,500	24,386
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	2,000	2,165
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	3,715	4,152
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	21,240
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/30	4,515	4,970
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/31	3,710	4,055
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/32	4,900	5,336
Virginia Commonwealth Transportation Board
Revenue	4.000%	3/15/18	2,360	2,406
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	7,475	8,101
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/20	2,500	2,754
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/20	5,000	5,594
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/21	4,400	4,997
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/21	2,000	2,304
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,330
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	7,960	9,531
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	10,000	11,974
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/24	2,790	3,296
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	21,000	24,554
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/24	1,800	2,124
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/25	5,035	5,934

Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	5,040	5,934
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	9,155	11,353
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	10,325	12,886
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	2,000	2,353
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	2,100	2,466
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	12,560	14,470
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	13,765	15,634
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	5,260	6,175
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/29	8,465	10,297
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/30	10,190	11,405
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	30,140	34,066
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/30	2,000	2,416
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/31	7,000	7,574
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/31	10,600	11,768
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	10,000	11,477
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	31,550	35,598
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/32	11,855	12,947
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/32	11,020	12,135
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	10,000	10,851
Virginia GO	4.000%	6/1/19	14,380	15,180
Virginia GO	4.000%	6/1/20	14,530	15,735
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,290	8,949
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	11,000	11,874
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	8,715	9,718
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	7,660	8,542
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	9,165	10,530
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	8,055	9,254
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21 (Prere.)	11,540	13,277
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24	8,500	10,383
Virginia Public School Authority Revenue	4.000%	8/1/18	4,815	4,966

Virginia Public School Authority Revenue	5.000%	3/1/19	3,705	3,942
Virginia Public School Authority Revenue	4.000%	8/1/20	8,000	8,683
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,699
Virginia Public School Authority Revenue	5.000%	3/1/21	3,670	4,171
Virginia Public School Authority Revenue	5.000%	3/1/22	3,780	4,419
Virginia Public School Authority Revenue	5.000%	8/1/26	6,500	8,168
Virginia Public School Authority Revenue	5.000%	8/1/29	8,500	10,418
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/20	5,000	5,527
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/20	13,570	15,000
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	11,000	12,539
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	7,760	9,206
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	10,084
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	5,845	7,084
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	12,101
Virginia Resources Authority Infrastructure
Revenue	5.000%	11/1/20	3,625	4,078
Virginia Upper Occoquan Sewage Authority
Revenue	4.000%	7/1/32	1,180	1,292
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/31	3,000	3,502
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/32	2,115	2,451
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/33	2,500	2,879
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/34	3,000	3,448
				1,138,226
Washington (2.6%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/25	1,000	1,247
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/27	1,250	1,555
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/28	1,000	1,234
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/29	1,250	1,529
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/30	2,190	2,661
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	1,500	1,812
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	2,500	3,004
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/33	2,500	2,990
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/34	4,505	5,368

Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/36	3,420	4,057
3 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.800%	8/1/17	10,100	10,100
Energy Northwest Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	5,000	6,239
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	25,500	27,457
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,100	22,362
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	3,250	3,825
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/23	3,500	4,204
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/24	1,250	1,526
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	3,250	3,870
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	6,000	7,045
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,000	1,184
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	10,000	11,682
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/32	5,000	5,817
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/24	1,615	1,971
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	5,385	6,647
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	12,500	15,429
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/26	13,000	14,820
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/27	19,000	22,746
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	19,750	24,385
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/28	13,000	15,466
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/27	1,000	1,177
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/28	1,000	1,170
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/29	1,200	1,395
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/30	1,575	1,820
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/31	1,625	1,868
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	16,505	18,901
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	17,335	19,852
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	18,200	20,842
King County WA GO	5.000%	7/1/20	5,075	5,655
King County WA GO	4.750%	1/1/34	3,075	3,122
King County WA School District No. 405 GO	5.000%	12/1/23	4,200	5,096

King County WA School District No. 414 GO	5.000%	6/1/19	1,620	1,738
King County WA School District No. 414 GO	5.000%	12/1/19	4,815	5,257
King County WA School District No. 414 GO	5.000%	12/1/20	5,615	6,324
King County WA School District No. 414 GO	5.000%	12/1/21	7,910	9,167
King County WA Sewer Revenue	5.000%	1/1/20	4,000	4,381
King County WA Sewer Revenue	4.000%	7/1/32	5,450	5,936
King County WA Sewer Revenue	4.000%	7/1/32	7,225	7,753
King County WA Sewer Revenue	4.000%	7/1/33	12,500	13,532
4 Kitsap County WA School District No. 401 GO	4.000%	12/1/32	1,000	1,094
4 Kitsap County WA School District No. 401 GO	4.000%	12/1/34	1,555	1,682
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	8,500	9,870
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/33	8,445	10,174
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/34	6,000	7,199
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/35	26,210	31,373
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/17	3,000	3,042
Pierce County WA School District No. 10
(Tacoma) GO	4.000%	6/1/20	2,000	2,163
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/20	3,600	4,054
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	1,000	1,014
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,339
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	6,170
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,211
Port of Seattle WA Revenue	5.000%	2/1/25	1,605	1,961
Port of Seattle WA Revenue	5.000%	3/1/25	1,500	1,812
Port of Seattle WA Revenue	5.000%	2/1/26	2,500	3,092
Port of Seattle WA Revenue	5.000%	3/1/26	1,000	1,199
Port of Seattle WA Revenue	5.000%	3/1/27	1,000	1,187
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	10,016
Port of Seattle WA Revenue	5.000%	3/1/28	1,750	2,063
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,659
Port of Seattle WA Revenue	5.000%	3/1/29	2,000	2,342
Port of Seattle WA Revenue	5.000%	3/1/30	2,000	2,329
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,551
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	9,121
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,257
Seattle WA GO	5.000%	6/1/21	16,395	18,800
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	7,945	8,722
Seattle WA Water System Revenue	5.000%	5/1/19	12,000	12,852
Seattle WA Water System Revenue	5.000%	5/1/24	12,610	15,424
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/24	2,295	2,477
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/25	3,760	4,033
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/29	3,700	4,376
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/30	3,000	3,531

Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/31	3,650	4,277
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/27	10,000	10,027
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/28	17,670	18,289
University of Washington Revenue	5.000%	7/1/27	6,925	8,093
University of Washington Revenue	5.000%	4/1/28	10,195	11,551
University of Washington Revenue	5.000%	7/1/28	11,490	13,422
University of Washington Revenue	5.000%	7/1/29	7,500	8,757
University of Washington Revenue	5.000%	4/1/30	9,315	10,505
University of Washington Revenue	5.000%	7/1/30	10,495	11,894
University of Washington Revenue	5.000%	4/1/31	10,500	11,809
University of Washington Revenue	5.000%	4/1/32	11,375	12,754
University of Washington Revenue	5.000%	7/1/32	5,000	5,666
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19 (Prere.)	3,185	3,441
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	5,780	6,434
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,392
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,182
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,244
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	14,900	18,035
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	5,000	6,052
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	19,710	23,699
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	11,956
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,515
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	23,685	25,775
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	7,927
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	13,534
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/27	1,410	1,682
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/29	1,435	1,688
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/31	2,165	2,519
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/32	1,460	1,691
Washington GO	5.000%	7/1/18 (Prere.)	5,000	5,188
Washington GO	5.000%	2/1/19 (Prere.)	6,790	7,203
Washington GO	5.000%	7/1/19	6,940	7,473
Washington GO	5.000%	8/1/19 (Prere.)	4,845	5,234
Washington GO	0.000%	6/1/20 (14)	5,500	5,318
Washington GO	5.000%	7/1/20	13,035	14,510
Washington GO	5.000%	7/1/20	2,705	2,714
Washington GO	5.000%	8/1/20	4,730	5,279
Washington GO	5.000%	7/1/22	9,845	11,587
Washington GO	5.000%	7/1/22	23,500	27,659
Washington GO	5.000%	7/1/22	20,000	23,540
Washington GO	5.000%	7/1/23	10,000	11,736
Washington GO	5.000%	7/1/24	5,000	5,871
Washington GO	5.000%	7/1/24	2,875	3,518
Washington GO	5.000%	1/1/25	1,750	1,970
Washington GO	5.000%	7/1/25	50,585	61,767
Washington GO	5.000%	7/1/27	8,550	10,349

Washington GO	5.000%	8/1/27	7,495	9,183
Washington GO	5.000%	2/1/28	10,000	11,248
Washington GO	5.000%	8/1/28	20,210	24,587
Washington GO	5.000%	2/1/29	9,650	10,844
Washington GO	5.000%	2/1/30	13,740	16,248
Washington GO	5.000%	2/1/30	8,545	10,104
Washington GO	5.000%	7/1/30	6,730	8,042
Washington GO	5.000%	8/1/30	20,980	23,845
Washington GO	5.000%	6/1/31	5,250	5,941
Washington GO	5.000%	8/1/31	13,860	16,444
Washington GO	5.000%	2/1/32	6,170	7,011
Washington GO	5.000%	6/1/32	5,500	6,213
Washington GO	5.000%	8/1/32	29,775	34,820
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/27	2,675	3,040
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/28	2,160	2,432
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/29	1,755	1,959
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,083
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,675	3,838
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,707
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,925	4,099
2 Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,425	3,577
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,707
2 Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,625	3,786
2 Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,800	3,969
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,114
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,599
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,053
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	5,934
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.740%	8/1/17 LOC	7,200	7,200
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/18	23,000	24,096
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,794
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/24	19,830	21,319
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/25	1,710	2,040

Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/27	1,035	1,203
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,239
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,700	2,970
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,214
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/19 (Prere.)	2,580	2,753
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/19 (Prere.)	3,005	3,206
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/19 (Prere.)	4,470	4,769
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/19 (Prere.)	2,000	2,134
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/28	1,675	1,848
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/33	2,840	3,072
Washington State University General Revenue	5.000%	10/1/28	3,070	3,520
Washington State University General Revenue	5.000%	10/1/29	3,070	3,516
Washington State University General Revenue	5.000%	10/1/30	3,140	3,584
Washington State University General Revenue	5.000%	10/1/31	3,170	3,609
				1,410,646
West Virginia (0.2%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/19	1,395	1,495
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/21	3,500	3,876
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/22	2,055	2,274
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/23	1,745	1,929
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/25	2,445	2,694
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/27	5,085	5,592
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/25	2,000	2,305
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/27	1,500	1,721
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/28	2,000	2,286
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/29	2,000	2,275
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/17	6,335	6,356

West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/18	4,985	5,180
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	3,204
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,560	3,807
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,265	3,492
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/24	2,840	3,318
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/25	2,880	3,332
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/26	2,280	2,615
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/27	2,840	3,229
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/28	3,095	3,496
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/18 (ETM)	1,920	1,985
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/19 (Prere.)	12,620	13,539
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/29	5,490	5,931
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/30	5,500	5,879
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/31	3,250	3,441
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/32	8,700	9,163
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/34	9,500	9,924
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/35	4,500	4,697
West Virginia University Revenue	5.000%	10/1/17	1,500	1,511
West Virginia University Revenue	5.000%	10/1/30	3,000	3,418
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/27	2,710	3,227

West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/31	3,435	4,010
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/33	3,690	4,275
				135,476
Wisconsin (1.3%)
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/30	1,890	2,177
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/31	2,000	2,297
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/32	2,000	2,288
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/33	1,500	1,710
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/34	1,500	1,705
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/35	1,500	1,701
Green Bay WI Area Public School District GO	4.000%	4/1/30	3,560	3,896
Green Bay WI Area Public School District GO	4.000%	4/1/31	3,685	4,002
Green Bay WI Area Public School District GO	4.000%	4/1/32	3,825	4,133
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/18	1,640	1,716
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	4,016
Milwaukee WI GO	5.000%	2/1/19	3,000	3,178
Milwaukee WI GO	4.000%	3/15/19	8,490	8,897
Milwaukee WI GO	4.000%	3/15/20	9,930	10,672
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,221
Wisconsin General Fund Annual Appropriation
Revenue	6.000%	5/1/19 (Prere.)	945	1,028
Wisconsin General Fund Annual Appropriation
Revenue	6.000%	5/1/27	9,055	9,834
Wisconsin GO	5.000%	11/1/17	4,500	4,548
Wisconsin GO	5.000%	5/1/18	7,770	8,013
Wisconsin GO	5.000%	5/1/18	3,800	3,919
Wisconsin GO	5.000%	5/1/18 (2)	4,050	4,177
Wisconsin GO	5.000%	5/1/19	3,885	4,158
Wisconsin GO	5.000%	5/1/19	4,700	5,030
Wisconsin GO	5.000%	5/1/19	12,000	12,843
Wisconsin GO	5.000%	5/1/20 (Prere.)	2,305	2,552
Wisconsin GO	5.000%	5/1/20	1,000	1,107
Wisconsin GO	5.000%	5/1/20	2,915	3,227
Wisconsin GO	5.000%	5/1/21	9,335	10,655
Wisconsin GO	5.000%	5/1/21 (Prere.)	10,425	11,906
Wisconsin GO	5.000%	5/1/22	1,195	1,319
Wisconsin GO	5.000%	5/1/22 (Prere.)	110	129
Wisconsin GO	5.000%	5/1/22 (Prere.)	40	47
Wisconsin GO	5.000%	11/1/23	5,000	6,053
Wisconsin GO	5.000%	5/1/25	7,390	8,622
Wisconsin GO	5.000%	5/1/27	1,400	1,618
Wisconsin GO	5.000%	5/1/27	2,710	3,149
Wisconsin GO	5.000%	5/1/28	2,060	2,380

Wisconsin GO	5.000%	11/1/28	40,000	49,785
Wisconsin GO	5.000%	5/1/29	16,840	20,178
Wisconsin GO	5.000%	5/1/29	1,715	1,975
Wisconsin GO	5.000%	5/1/30	7,760	9,233
Wisconsin GO	5.000%	5/1/35	13,090	15,272
Wisconsin GO	5.000%	5/1/36	21,325	24,831
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/19	4,110	4,394
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20	3,240	3,570
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/21	5,230	5,740
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/22	3,295	3,603
4 Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/29	1,175	1,388
4 Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/30	1,410	1,652
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/32	8,000	8,387
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/33	50,545	52,752
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34	33,500	34,859
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36	13,950	16,044
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	34,215	38,821
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,374
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	12,699
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/28	765	859
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/29	685	763
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/30	940	1,040
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/31	990	1,089
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/32	1,045	1,145
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/24	5,900	6,448
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/25	2,500	3,033

Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/27	1,855	2,271
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/33	4,000	4,692
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/34	6,845	8,005
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/35	5,450	6,359
Wisconsin Health & Educational Facilities
Authority Revenue (Goodwill Industries of
North Central Wisconsin Inc.) VRDO	0.820%	8/7/17 LOC	1,300	1,300
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/28	12,110	14,141
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/29	12,000	13,917
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/24	700	812
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,116
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,694
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,870
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/24	2,310	2,701
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/25	2,435	2,868
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/26	940	1,112
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/27	1,685	1,970
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/32	4,200	4,734
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/34	11,035	12,777
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/35	6,340	7,324
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	11,800	13,943
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/30	2,000	2,282
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/31	1,650	1,875
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/33	1,250	1,411

Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/34	1,250	1,408
Wisconsin Petroleum Inspection Fee Revenue	4.000%	7/1/19	8,710	9,208
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/25	2,130	2,550
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/26	6,285	7,498
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/27	4,625	5,462
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/28	6,955	8,153
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/29	4,295	5,002
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	7,675	8,872
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/33	5,895	6,701
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	4,000	4,540
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/33	3,500	3,960
Wisconsin Transportation Revenue	5.000%	7/1/30	5,000	5,787
Wisconsin Transportation Revenue	5.000%	7/1/34	4,345	5,094
Wisconsin Transportation Revenue	5.000%	7/1/35	3,700	4,335
Wisconsin Transportation Revenue	5.000%	7/1/37	3,085	3,606
				683,207
Wyoming (0.1%)
Lincoln County WY Pollution Control Revenue
(ExxonMobil Project) VRDO	0.710%	8/1/17	35,200	35,200
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/25 (15)	1,000	1,190
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/28 (15)	1,000	1,190
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/29 (15)	1,000	1,181
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/31 (15)	1,105	1,288
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/32 (15)	1,000	1,160
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/35 (15)	1,450	1,666
				42,875
Total Tax-Exempt Municipal Bonds (Cost $51,416,981)				53,397,381
			Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
5 Vanguard Municipal Cash Management Fund
(Cost $702,518)	0.803%		7,025,191	702,590
Total Investments (99.7%) (Cost $52,119,499)				54,099,971
Other Assets and Liabilities-Net (0.3%)				189,869
Net Assets (100%)				54,289,840

1 Adjustable-rate security.
2 Securities with a value of $4,853,000 have been segregated as initial margin for open futures contracts.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate value of these securities was $248,487,000, representing 0.5% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2017.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).

Intermediate-Term Tax-Exempt Fund

(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	53,397,381	—
Temporary Cash Investments	702,590	—	—
Futures Contracts—Assets[1]	2,829	—	—
Futures Contracts—Liabilities[1]	(2,403)	—	—
Total	703,016	53,397,381	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an

Intermediate-Term Tax-Exempt Fund

illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2017	23,396	2,764,201	(1,848)
2-Year U.S. Treasury Note	September 2017	6,219	1,345,442	400
Ultra 10-Year U.S. Treasury Note	September 2017	(6,011)	(811,767)	7,186
30-Year U.S. Treasury Bond	September 2017	(941)	(143,944)	484
Ultra Long U.S. Treasury Bond	September 2017	(764)	(125,678)	(535)
10-Year U.S. Treasury Note	September 2017	767	96,558	(20)
				5,667

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2017, the cost of investment securities for tax purposes was $52,134,839,000. Net unrealized appreciation of investment securities for tax purposes was $1,965,132,000, consisting of unrealized gains of $2,075,773,000 on securities that had risen in value since their purchase and $110,641,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (1.3%)
Alabama GO	4.000%	11/1/29	5,950	6,645
Alabama GO	4.000%	11/1/30	6,195	6,777
Alabama GO	4.000%	11/1/31	6,445	7,011
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	10,945	12,150
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/42	3,325	3,674
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/20 (Prere.)	5,000	5,756
Auburn University Alabama General Fee
Revenue	5.000%	6/1/42	8,455	9,542
Birmingham AL GO	5.000%	3/1/27	2,500	2,915
Birmingham AL GO	5.000%	3/1/37	2,500	2,828
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/32	7,145	8,451
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	5,000	5,784
Huntsville AL GO	5.000%	5/1/26	325	368
Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	10,681
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,324
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	12,317
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,525	18,675
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,228
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/46	7,040	8,131
University of South Alabama University Facilities
Revenue	5.000%	10/1/29 (15)	1,000	1,202
University of South Alabama University Facilities
Revenue	5.000%	10/1/30 (15)	1,000	1,197
University of South Alabama University Facilities
Revenue	5.000%	10/1/31 (15)	1,000	1,191
University of South Alabama University Facilities
Revenue	5.000%	10/1/32 (15)	750	888
University of South Alabama University Facilities
Revenue	5.000%	10/1/33 (15)	1,365	1,605
				140,340
Alaska (0.2%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	6,620	7,890
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/28	3,995	4,678
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,000	6,683
				19,251

Arizona (0.5%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/37	3,750	4,238
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	5,000	5,967
Buckeye AZ Excise Tax Revenue	5.000%	7/1/35	4,480	5,090
Buckeye AZ Excise Tax Revenue	5.000%	7/1/43	11,690	13,104
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,975
Mesa AZ Utility System Revenue	4.000%	7/1/31	7,250	7,968
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,326
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,162
Pinal County AZ Electric District Revenue	4.000%	7/1/32	1,000	1,067
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	567
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,593
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	785	932
				50,989
Arkansas (0.1%)
Springdale AR Public Facilities Board Hospital
Revenue (Arkansas Children's Northwest Inc.)	5.000%	3/1/40	5,265	6,074
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/31	2,170	2,493
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/32	2,845	3,260
				11,827
California (16.2%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	2,981
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/31 (14)	8,450	5,169
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/33 (14)	12,000	6,645
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/29	8,300	9,878
Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	13,241
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/32	2,060	2,380
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	5,615	6,324
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/56	5,000	5,183
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	8,000	9,210
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	30	37
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	9,970	12,143
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,503
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/40	5,000	5,810
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	10/1/49	5,000	5,809
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/36	3,000	3,497

California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	14,000	16,090
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	1,050	1,415
California GO	5.250%	9/1/24	12,500	14,522
California GO	5.250%	10/1/24	3,000	3,495
California GO	5.625%	4/1/26	21,900	23,611
California GO	5.000%	3/1/28	10,000	12,048
California GO	4.000%	9/1/28	7,000	7,923
California GO	5.000%	8/1/29	5,000	6,078
California GO	5.000%	9/1/29	10,000	11,445
California GO	5.000%	10/1/29	5,000	5,963
California GO	5.000%	8/1/30	10,000	12,076
California GO	5.000%	10/1/30	12,600	14,975
California GO	4.000%	9/1/31	8,500	9,320
California GO	5.000%	9/1/31	15,000	18,030
California GO	4.000%	9/1/32	2,250	2,454
California GO	6.000%	3/1/33	4,000	4,499
California GO	6.500%	4/1/33	41,500	45,419
California GO	4.000%	8/1/33	5,000	5,421
California GO	5.000%	8/1/33	16,000	19,036
California GO	5.000%	8/1/34	5,000	5,881
California GO	5.000%	9/1/35	13,220	15,654
California GO	6.000%	11/1/35	10,000	11,086
California GO	5.000%	9/1/36	3,250	3,793
California GO	6.000%	4/1/38	10,340	11,173
California GO	6.000%	11/1/39	6,500	7,192
California GO	5.000%	9/1/41	5,000	5,657
California GO	5.000%	9/1/42	11,360	13,130
California GO	5.000%	2/1/43	5,500	6,245
California GO	5.000%	4/1/43	1,000	1,139
California GO	5.000%	11/1/43	5,000	5,763
California GO	5.000%	12/1/43	8,250	9,524
California GO	5.000%	8/1/45	7,280	8,432
California GO	4.000%	8/1/46	5,000	5,283
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	5,500	6,042
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	4,500	4,931
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,212
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/42	7,000	7,908
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/47	5,000	5,616
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	4.000%	8/15/49	3,300	3,364
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/42	1,115	1,265
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/47	1,555	1,754
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/44	10,000	10,471
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/36	5,000	5,259
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,285

California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	8,678
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	6,000	6,810
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	3,500	4,160
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	15,000	17,065
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	29,090	33,216
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	11/15/48	5,000	5,190
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/48	5,000	5,802
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,800	15,570
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/31	2,075	2,458
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/29	2,000	2,362
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/30	1,730	2,020
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	4.000%	7/1/42	7,430	7,558
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/47	5,000	5,570
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/20 (Prere.)	5,000	5,732
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/41 (15)	5,000	5,745
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/19 (Prere.)	10,000	10,885
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/28	4,000	4,535
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/30	4,205	4,860
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	1,320	1,592
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/32	7,280	8,630
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	14,705	16,514
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,688
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	8,600	9,246
California State University Systemwide Revenue	5.000%	11/1/29	3,750	4,570
California State University Systemwide Revenue	5.000%	11/1/36	6,000	7,193
California State University Systemwide Revenue	5.000%	11/1/37	5,000	5,985
California State University Systemwide Revenue	5.000%	11/1/41	15,950	18,669
California State University Systemwide Revenue	5.000%	11/1/43	3,190	3,724
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/28	5,575	6,712

California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	6,200	7,011
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	26,960
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	13,975	15,651
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,311
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/18 (Prere.)	4,000	4,156
Centinela Valley CA Union High School District
GO	4.000%	8/1/41 (15)	5,645	5,919
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	4,175	4,946
Charter Oak CA Unified School District GO	5.000%	8/1/40 (4)	5,270	6,035
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31 (4)	1,050	1,208
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/33 (4)	3,130	3,555
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/34 (4)	1,100	1,231
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/35 (4)	865	978
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	10,809
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/34	2,840	3,155
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,443
Coast CA Community College District GO	4.000%	8/1/30	4,500	5,011
Coast CA Community College District GO	4.000%	8/1/32	7,205	7,842
Contra Costa CA Community College District
GO	4.000%	8/1/29	5,725	6,192
Corona-Norco CA Unified School District GO	5.000%	8/1/44	6,625	7,627
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/29	1,705	1,928
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/32	1,500	1,674
El Camino CA Community College District GO	4.000%	8/1/41	7,000	7,396
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,697
Escondido CA GO	5.000%	9/1/32	3,855	4,547
Foothill-De Anza CA Community College District
GO	4.000%	8/1/34	2,185	2,376
Foothill-De Anza CA Community College District
GO	4.000%	8/1/35	2,000	2,168
Foothill-De Anza CA Community College District
GO	5.000%	8/1/36	1,645	1,933
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	10,000	11,493
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/29 (4)	1,155	1,377
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	3,000	3,360

Gilroy CA Unified School District GO	4.000%	8/1/46	2,000	2,097
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,973
Grossmont CA Union High School District GO	4.000%	8/1/29	1,775	1,983
Grossmont CA Union High School District GO	4.000%	8/1/30	1,750	1,938
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/20 (Prere.)	2,225	2,597
Jefferson CA Union High School District GO	5.000%	8/1/29 (15)	2,210	2,610
Jefferson CA Union High School District GO	5.000%	8/1/31 (15)	3,265	3,810
Kern County CA GO	6.000%	2/1/19 (Prere.)	2,500	2,691
Long Beach CA Harbor Revenue	5.000%	5/15/37	4,365	5,089
Long Beach CA Harbor Revenue	5.000%	5/15/42	1,500	1,736
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	11,010
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	10,811
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,278
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,555	1,825
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,500	2,922
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/38	4,000	4,241
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,646
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	3,500	3,953
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	9,000	10,177
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	5,200	6,040
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,950	6,408
Los Angeles CA Unified School District GO	4.000%	7/1/33	6,000	6,486
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,446
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	6,145	6,681
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,935	5,366
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	1,500	1,831
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	2,000	2,441
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	2,085	2,525
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	2,000	2,405
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	1,700	2,044
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	4,090	4,890
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	4,815	5,730
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/38	10,000	11,999
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	2,790	3,184
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/29	4,140	4,926
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/30	4,685	5,537
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/31	7,180	8,446
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/32	6,465	7,569
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	3,395	3,751

Marin CA Healthcare District GO	4.000%	8/1/40	7,825	8,202
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	5,000	5,369
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/40	1,745	2,047
Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	5,700	5,943
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	12,735	14,456
Monterey Peninsula CA Unified School District
GO	4.000%	8/1/41	5,000	5,295
Monterey Peninsula CA Unified School District
GO	4.000%	8/1/45	2,000	2,097
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	3,066
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,186
Oakland CA GO	5.000%	1/15/28	1,230	1,473
Oakland CA GO	5.000%	1/15/35	4,025	4,637
Oakland CA Unified School District GO	5.000%	8/1/29 (4)	1,500	1,796
Oakland CA Unified School District GO	5.000%	8/1/30 (4)	1,000	1,190
Orange County CA Water District Revenue	4.000%	8/15/37	1,770	1,905
Orange County CA Water District Revenue	4.000%	8/15/41	2,500	2,682
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/27 (14)	1,500	1,822
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	2,160
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	12,031
Poway CA Unified School District GO	0.000%	8/1/46	9,600	2,942
Poway CA Unified School District GO	0.000%	8/1/51	20,000	4,939
Riverside CA Community College District GO	5.000%	8/1/29	5,820	7,021
Riverside CA Community College District GO	5.000%	8/1/30	5,555	6,669
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/33 (4)	4,345	4,645
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/34 (4)	4,000	4,269
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	9,420	11,036
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	8,330	9,797
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	10,000	11,721
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	2,500	837
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/44	3,000	3,399
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	1,000	1,132
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/28 (14)	15,815	11,105
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	5,750	6,778
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	1,385	1,631
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	3,250	4,116
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	1,215	1,360
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/42	2,035	2,220
Sacramento CA Unified School District GO	5.000%	8/1/27 (4)	1,310	1,589

Sacramento CA Unified School District GO	5.000%	8/1/28 (4)	2,000	2,400
Sacramento CA Unified School District GO	5.000%	8/1/29 (4)	1,240	1,477
Sacramento County CA Airport Revenue	6.000%	7/1/18 (Prere.)	10,500	10,995
San Bernardino CA Community College District
GO	4.000%	8/1/27	10,000	11,116
San Bernardino CA Community College District
GO	5.000%	8/1/48	3,750	4,314
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	16,482
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	5,770	6,734
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/37	4,740	5,606
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/38	3,000	3,538
San Diego CA Unified School District GO	4.000%	7/1/31	13,000	14,358
San Diego CA Unified School District GO	4.000%	7/1/35	1,435	1,536
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	6,772
San Diego CA Unified School District GO	4.000%	7/1/45	24,000	25,042
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	5,450	6,134
San Dieguito CA Union High School District GO	4.000%	8/1/32	4,960	5,365
San Dieguito CA Union High School District GO	4.000%	8/1/33	1,820	1,957
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/37	1,125	1,323
San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,380
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	390	446
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	1,610	1,837
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	10,000	10,866
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	2,000	2,270
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	8,810	10,816
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	7,660	9,141
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	5,255	6,009
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	8,585	10,068
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	7,155
San Jose CA Airport Revenue	5.000%	3/1/47	9,500	10,986
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,015
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/43 (15)	5,140	5,718
San Mateo CA Union High School District GO	4.000%	9/1/31	6,240	6,851
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/18 (Prere.)	5,000	5,196
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,343
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,343
San Ramon Valley CA Unified School District
GO	4.000%	8/1/29	3,495	3,807

San Ramon Valley CA Unified School District
GO	4.000%	8/1/31	1,855	2,013
San Ramon Valley CA Unified School District
GO	4.000%	8/1/33	2,200	2,365
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/41	1,750	2,051
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/46	2,000	2,338
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,670	2,960
Southwestern California Community College
District GO	5.000%	8/1/44	7,800	8,980
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	16,100	16,100
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,243
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,609
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	835	869
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/37	9,700	10,237
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/41	15,000	17,340
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/44	6,755	7,019
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/47	2,425	2,787
University of California Revenue	4.000%	5/15/35	5,000	5,352
University of California Revenue	5.250%	5/15/37	3,000	3,574
University of California Revenue	5.000%	5/15/38	20,000	23,169
University of California Revenue	5.250%	5/15/38	10,000	11,906
University of California Revenue	5.000%	5/15/44	4,000	4,632
University of California Revenue	5.000%	5/15/46	4,000	4,671
Ventura County CA Community College District
GO	5.500%	8/1/18 (Prere.)	12,000	12,552
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	12,000	13,204
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/31	5,110	6,205
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	9,684
Walnut Valley CA Unified School District GO	4.000%	8/1/29	1,000	1,117
Walnut Valley CA Unified School District GO	4.000%	8/1/30	2,000	2,215
Walnut Valley CA Unified School District GO	4.000%	8/1/31	2,000	2,189
Washington Township CA Health Care District
GO	5.500%	8/1/38	5,125	6,265
West Contra Costa CA Unified School District
GO	5.000%	8/1/45	8,000	9,130
West Contra Costa CA Unified School District
GO	5.000%	8/1/45	4,250	4,851
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	5,365	5,583
Western Placer CA Unified School District GO	4.000%	8/1/47 (15)	5,000	5,229
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	10,500	11,590
				1,723,497
Colorado (1.4%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/31	8,000	9,641
Adams & Weld County CO School District No.
27J GO	4.000%	12/1/30	1,000	1,097

Adams & Weld County CO School District No.
27J GO	4.000%	12/1/31	1,515	1,652
Colorado Board of Governors State University
Enterprise System Revenue	5.000%	3/1/41	2,000	2,322
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	5.000%	3/1/40	3,500	4,066
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	5.000%	3/1/43	4,750	5,493
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	5.000%	3/1/47	7,000	8,070
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,226
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,196
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,357
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,478
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	8,935
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	13,000	12,581
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	20,775	18,080
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	7,807
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	16,500	10,610
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/31	4,470	4,924
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	5,000	5,520
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	16,261
University of Colorado COP	4.000%	11/1/30	12,675	13,540
University of Colorado Enterprise System
Revenue	5.000%	6/1/37	975	1,101
				150,957
Connecticut (0.4%)
Connecticut GO	5.000%	4/15/26	5,000	5,561
Connecticut GO	5.000%	10/15/26	4,140	4,638
Connecticut GO	5.000%	11/1/26	3,000	3,369
Connecticut GO	5.000%	4/15/28	5,000	5,925
Connecticut GO	5.000%	10/15/31	1,850	2,052
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/32	3,405	3,592
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	2,215	2,337
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/31	7,500	8,442
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/33	7,000	7,935
				43,851
Delaware (0.1%)
Delaware Transportation Authority
Transportation System Revenue	5.000%	6/1/55	8,940	9,987
University of Delaware Revenue	5.000%	11/1/32	1,990	2,307

University of Delaware Revenue	5.000%	11/1/33	1,000	1,156
				13,450
District of Columbia (0.8%)
District of Columbia GO	5.000%	6/1/26	7,395	9,043
District of Columbia GO	5.000%	6/1/27	2,000	2,429
District of Columbia GO	5.000%	6/1/27	3,000	3,697
District of Columbia GO	5.000%	6/1/28	2,750	3,323
District of Columbia GO	5.000%	6/1/38	10,000	11,548
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/33	9,235	10,665
District of Columbia Revenue (Georgetown
University)	5.500%	10/1/18 (Prere.)	5,000	5,265
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/29	3,560	4,187
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/30	3,025	3,533
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/34	5,750	6,746
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	10,000	11,350
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	8,020
				79,806
Florida (5.5%)
Alachua County FL Health Facilities Authority
Revenue (East Ridge Retirement Village)	6.250%	11/15/44	4,250	4,568
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/44	10,075	11,161
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	7.000%	4/1/19 (Prere.)	7,000	7,696
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,632
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	16,092
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,194
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	17,500	19,509
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19 (Prere.)	5,000	5,491
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,295
Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	10,349
Florida Board of Education Lottery Revenue	5.000%	7/1/27	16,780	20,580
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/33	15,995	17,336
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	2,000	2,223
Florida Municipal Power Agency Revenue	5.000%	10/1/31	910	947
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,171
Halifax Hospital Medical Center Florida Hospital
Revenue	5.500%	6/1/18 (Prere.)	3,000	3,113
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,444
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	12,750	14,153

Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	3,720	3,927
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,754
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	4,528
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/33	3,500	3,934
1 Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/35	825	963
1 Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/36	1,000	1,164
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/27	2,500	2,504
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/37	3,800	3,806
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,274
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	2,500	2,796
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/17 (Prere.)	14,290	14,390
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/45	6,940	7,562
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,422
Miami Beach FL Parking Revenue	5.000%	9/1/31 (15)	1,635	1,888
Miami Beach FL Parking Revenue	5.000%	9/1/40 (15)	1,850	2,094
Miami Beach FL Resort Tax Revenue	5.000%	9/1/31	1,000	1,171
Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,000	2,165
Miami FL Special Obligation Revenue (Street &
Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,113
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	3,000	3,348
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	3,000	3,346
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	4,720	5,191
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	2,000	2,225
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	14,165	15,753
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	4,270	4,703
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	5,200	5,767
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	9,000	9,780
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/41	20,480	23,750
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/36	885	1,015
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	10,000	10,006

Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/35	3,320	3,836
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/36	3,775	4,351
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/37	12,485	14,322
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	6,049
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,840
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	10,000	11,444
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,500	2,830
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/32	11,860	12,734
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	7,000	7,951
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,000	7,049
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	1,425	1,505
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	575	600
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,537
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,000	2,172
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	6,805
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/47	7,500	8,129
Orange County FL School Board COP	5.000%	8/1/17 (Prere.)	5,000	5,000
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32	1,500	1,705
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/33	2,030	2,158
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,631
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,797
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,168
Palm Beach County FL School Board COP	5.000%	8/1/17 (Prere.)	2,000	2,000
2 Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	25,000	26,319
Port St. Lucie FL Revenue	6.250%	9/1/18 (Prere.)	10,000	10,574
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	1,810	1,889
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	190	198
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	10,000	10,639
Sarasota County FL School Board COP	5.375%	7/1/19 (Prere.)	3,000	3,250
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/20 (Prere.)	5,000	5,708
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/19 (Prere.)	2,000	2,244
St. Petersburg FL Public Utility Revenue	5.500%	10/1/19 (Prere.)	1,000	1,097

Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.250%	7/1/44	3,000	3,301
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	6,795	6,989
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,013
Tallahassee FL Energy System Revenue	5.000%	10/1/30	3,350	3,970
Tallahassee FL Energy System Revenue	5.000%	10/1/31	2,600	3,065
Tallahassee FL Energy System Revenue	5.000%	10/1/32	2,250	2,640
Tallahassee FL Energy System Revenue	5.000%	10/1/33	5,200	6,075
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,517
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	6,860	7,418
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,145
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,926
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,200
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,273
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	1,600	1,894
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	1,525	1,805
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	1,750	2,072
West Palm Beach FL Revenue	5.000%	10/1/37	10,655	12,435
West Palm Beach FL Revenue	5.000%	10/1/40	11,000	12,780
				578,342
Georgia (2.3%)
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,936
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,613
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,081
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,602
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,720
Atlanta GA Development Authority Revenue	5.250%	7/1/40	2,500	2,913
Atlanta GA Development Authority Revenue	5.250%	7/1/44	5,500	6,379
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,000	5,833
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,049
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	4.000%	7/1/32	3,275	3,438
1 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/42	7,425	8,409
1 Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/47	6,510	7,332
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	13,995
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,000	3,423
Fayette County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/46	15,000	16,968
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/31	1,865	1,949

Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	4.000%	2/15/42	5,000	5,128
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/45	5,000	5,582
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.500%	8/15/54	10,000	11,793
Georgia GO	5.000%	7/1/21 (Prere.)	2,000	2,296
Georgia GO	5.000%	2/1/29	5,660	6,919
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/30	4,265	4,742
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/39	7,000	7,669
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,811
Henry County GA School District GO	4.000%	8/1/29	5,000	5,639
Henry County GA School District GO	4.000%	8/1/30	5,000	5,581
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,767
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,602
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	17,948
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	6.250%	7/1/18 (ETM)	1,880	1,972
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/36	12,000	14,153
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/37	15,785	18,590
Municipal Electric Authority Georgia Revenue	5.500%	7/1/18 (Prere.)	5,180	5,398
Municipal Electric Authority Georgia Revenue	5.500%	1/1/26	1,820	1,893
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,706
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,618
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	4.000%	1/1/34	5,000	5,292
				239,739
Hawaii (1.3%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.500%	7/1/38	4,360	4,990
Hawaii GO	4.000%	10/1/27	3,705	4,186
Hawaii GO	5.000%	10/1/29	20,650	25,525
Hawaii GO	4.000%	4/1/30	7,500	8,305
Hawaii GO	4.000%	10/1/30	15,460	17,185
Hawaii GO	4.000%	4/1/31	7,500	8,243
Hawaii GO	4.000%	10/1/31	6,640	7,331
Hawaii GO	4.000%	10/1/33	3,750	4,062
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,502
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,519
Hawaii Highway Revenue	4.000%	1/1/32	1,000	1,090
Honolulu HI City & County GO	5.000%	10/1/32	6,840	8,112
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/28	3,250	3,970

Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	9,610	10,694
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/29	2,500	3,027
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	4,250	5,108
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/40	10,000	11,583
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,748
				137,180
Idaho (0.1%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.250%	12/1/18 (Prere.)	6,000	6,419
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	6,932
				13,351
Illinois (7.2%)
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,225	5,843
Chicago IL Board of Education GO	5.500%	12/1/30 (2)	3,490	3,676
Chicago IL Board of Education GO	5.500%	12/1/39	1,815	1,588
Chicago IL Board of Education GO	5.000%	12/1/41	6,920	5,969
Chicago IL Board of Education GO	5.250%	12/1/41	3,140	2,732
Chicago IL Board of Education GO	5.000%	12/1/42	15,500	13,331
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,052
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,489
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,310
Chicago IL GO	5.650%	1/1/28 (14)	2,820	2,831
Chicago IL GO	5.000%	1/1/34	8,000	8,030
Chicago IL GO	5.000%	1/1/38	2,000	2,003
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,500	8,376
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,782
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,249
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/21 (Prere.)	3,000	3,540
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	26,870	31,155
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	5,615	6,437
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	5,000	5,784
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	7,000	8,018
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/41	3,400	3,873
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/42	12,000	14,136
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/43	9,000	10,483
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,262
Chicago IL Park District GO	5.000%	1/1/40	6,505	7,131
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	30,432
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,461
Chicago IL Sales Tax Revenue	5.250%	1/1/38	2,055	2,146
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	6,400	6,913
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	1,500	1,615
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42 (4)	2,000	2,280
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47	2,500	2,727
3 Chicago IL Water Revenue TOB VRDO	1.000%	8/7/17	6,470	6,470
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,500	8,095
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,458
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,066
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,668
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	16,580	18,022

Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/34	7,750	8,524
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/37	5,000	5,503
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/42	17,895	19,612
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,709
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	5,681
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/45	20,000	22,213
Illinois Finance Authority Revenue (Central
DuPage Health)	5.250%	11/1/39	4,000	4,273
Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/19 (Prere.)	15,000	16,361
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/18 (Prere.)	10,000	10,463
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/34	5,000	5,563
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	3,250	3,384
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.250%	5/15/47	10,255	10,717
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/36	1,000	1,099
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/42	2,000	2,171
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/46	20,000	21,723
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/18 (Prere.)	3,000	3,123
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	5/15/19 (Prere.)	15,000	16,586
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/20 (Prere.)	4,085	4,624
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/32	3,080	3,167
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/33	1,110	1,136
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/34	2,800	2,839
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	1,855	2,040
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,456
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/45	5,000	5,490
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	4.000%	2/15/41	4,000	3,722
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/41	2,000	2,138
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/19 (Prere.)	2,775	3,101
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	1,825	1,993
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	5,000	5,590

Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	16,000	17,908
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/35 (4)	5,120	5,501
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	3,000	3,334
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	790	890
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/33	10,000	11,426
Illinois GO	5.000%	3/1/21	4,000	4,287
Illinois GO	5.000%	8/1/21	7,000	7,543
Illinois GO	5.000%	11/1/23	5,000	5,497
Illinois GO	5.000%	8/1/24	9,000	9,721
Illinois GO	5.000%	2/1/25	1,630	1,777
Illinois GO	5.500%	7/1/25	2,800	3,108
Illinois GO	5.000%	8/1/25	5,110	5,500
Illinois GO	5.000%	1/1/28	9,125	9,859
Illinois GO	5.250%	7/1/30	5,000	5,302
Illinois GO	5.250%	2/1/32	8,075	8,581
Illinois GO	5.250%	2/1/33 (4)	5,200	5,624
Illinois GO	5.500%	7/1/33 (4)	3,350	3,709
Illinois GO	5.250%	2/1/34 (4)	3,125	3,371
Illinois GO	5.000%	5/1/34	2,000	2,069
Illinois GO	5.500%	7/1/38	7,500	7,965
Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	10,905	12,023
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	7,085	7,187
Illinois Toll Highway Authority Revenue	5.500%	1/1/18 (Prere.)	20,000	20,387
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,265
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	11,200
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	15,400	17,382
Illinois Toll Highway Authority Revenue VRDO	0.820%	8/7/17	1,000	1,000
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	7,673
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	17,500	9,657
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	7,500	3,812
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	2,302
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	3,032
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/24 (14)	2,715	2,132
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	17,500	9,858
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	7,500	4,013
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	3,965	4,030
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.500%	6/15/53	1,000	1,058

Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/41	6,375	7,152
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	17,090
Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,965
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,378
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/27	115	109
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/29	9,100	8,476
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/32	16,500	7,094
				762,681
Indiana (1.9%)
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/29	1,250	1,509
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/30	850	1,020
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/31	400	478
Indiana Finance Authority Health Facilities
Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/51	13,000	14,044
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,231
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/41	12,815	14,485
Indiana Finance Authority Revenue (BHI Senior
Living)	6.000%	11/15/41	10,000	11,243
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	6,500	7,006
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/30	1,100	1,202
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/39	2,770	2,929
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/32	6,130	7,272
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/33	12,610	14,900
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/34	8,760	10,323
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/35	2,500	2,944
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,843
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	7,993
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/46	15,000	17,028
Indiana Finance Authority Water Utilities
Revenue	5.000%	10/1/41	11,335	13,081
Indiana Finance Authority Water Utilities
Revenue	5.000%	10/1/46	7,140	8,197

Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	5,713
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	9,975
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.750%	1/1/19 (Prere.)	1,955	2,088
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.750%	1/1/38	8,045	8,536
Northern Indiana Commuter Transportation
District Revenue	5.000%	7/1/32	1,000	1,156
Purdue University Indiana University COP	5.000%	7/1/27	5,305	6,536
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/32	6,945	8,108
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/33	5,575	6,484
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/34	4,810	5,577
				200,901
Iowa (0.5%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	11,675	11,931
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	16,000
Iowa Finance Authority Revenue (Lifespace
Communities Inc. Obligated Group)	5.000%	5/15/41	1,345	1,499
Iowa Finance Authority Revenue (Lifespace
Communities Inc. Obligated Group)	5.000%	5/15/47	12,340	13,620
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/46	10,700	12,602
				55,652
Kansas (0.5%)
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/30	5,000	5,487
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/31	4,000	4,359
Kansas Development Finance Authority
Revenue	5.000%	5/1/29	2,275	2,675
Kansas Development Finance Authority
Revenue	5.000%	5/1/30	4,165	4,872
Kansas Development Finance Authority
Revenue	5.000%	5/1/31	4,975	5,773
Kansas Development Finance Authority
Revenue	5.000%	5/1/32	5,225	6,017
Kansas Development Finance Authority
Revenue	5.000%	5/1/33	1,610	1,847
Kansas Development Finance Authority
Revenue	5.000%	5/1/34	1,590	1,821
Kansas Development Finance Authority
Revenue	5.000%	4/1/35	16,585	18,493
Kansas Development Finance Authority
Revenue	5.000%	5/1/35	1,665	1,905
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/44	2,750	3,093
				56,342

Kentucky (0.7%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,214
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/41	6,700	7,325
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,574
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/46	5,300	5,766
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/34	2,000	1,761
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/43	10,000	8,644
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.750%	7/1/49	11,900	13,323
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	5,000	5,659
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	13,000	15,006
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	1,065	1,122
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/35	1,600	1,757
				72,151
Louisiana (0.6%)
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/33	5,405	6,181
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/34	5,290	6,030
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/30 (4)	1,300	1,556
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/32 (4)	1,500	1,780
Lafayette LA Communications System Revenue	5.000%	11/1/26 (4)	3,185	3,769
Lafayette LA Communications System Revenue	5.000%	11/1/28 (4)	1,250	1,447
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	4,709
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,180	5,915
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/20 (Prere.)	14,000	16,086

Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	4,000	4,505
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/29	3,000	3,360
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,177
Louisiana State University Revenue	5.000%	7/1/25	505	589
Shreveport LA Water & Sewer Revenue	5.000%	12/1/36 (4)	1,280	1,484
Shreveport LA Water & Sewer Revenue	5.000%	12/1/37 (4)	1,360	1,575
Shreveport LA Water & Sewer Revenue	5.000%	12/1/41 (4)	2,000	2,297
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,248
				66,708
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,511
Maine Health & Higher Educational Facilities
Authority Revenue (Stephens Memorial
Hospital Association)	5.000%	7/1/39	5,100	5,669
				10,180
Maryland (1.7%)
Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,518
Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,387
Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,364
Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,566
Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,345
Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,512
Baltimore County MD GO	5.000%	2/1/26	2,800	3,253
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/30	5,000	5,938
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,692
Frederick County MD GO	5.000%	2/1/28	1,550	1,969
Frederick County MD GO	5.000%	2/1/29	1,400	1,784
Frederick County MD GO	5.000%	2/1/30	2,685	3,417
Howard County MD GO	4.000%	2/15/33	8,200	9,004
Maryland Department of Transportation
Revenue	4.000%	12/15/28	10,000	11,155
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	4,000	4,327
Maryland GO	5.000%	3/1/26	17,910	21,239
Maryland GO	4.000%	3/1/27	5,000	5,586
Maryland GO	4.000%	6/1/29	25,000	27,926
Maryland GO	4.000%	3/15/30	10,000	11,323
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	11,144
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (ETM)	8,145	9,747
Montgomery County MD GO	4.000%	12/1/30	1,000	1,103
Montgomery County MD GO	4.000%	12/1/34	15,000	16,255
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/34	7,315	7,843
				179,397
Massachusetts (2.2%)
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	6,070	6,875

Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21 (ETM)	1,160	1,201
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	725	754
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	1,775	1,846
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/33	2,390	2,555
Massachusetts College Building Authority
Revenue	5.000%	5/1/35	2,500	2,731
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	8,714
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	8,710
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,436
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,554
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/33	3,205	3,544
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	10,000	10,960
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.250%	1/1/42	4,800	5,477
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/33	24,745	29,857
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	6,695	7,550
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,717
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/34	2,390	2,825
Massachusetts GO	4.000%	9/1/31	12,500	13,695
Massachusetts GO	4.000%	9/1/32	12,500	13,591
Massachusetts GO	5.000%	8/1/36	9,855	11,201
Massachusetts GO	5.000%	7/1/40	1,250	1,448
Massachusetts GO	4.000%	6/1/43	1,000	1,025
3 Massachusetts GO TOB VRDO	0.800%	8/1/17 LOC	7,600	7,600
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	890	929
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	7,300	7,617
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	11,725
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	8,800	9,503
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,457
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	9,149
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/17 (Prere.)	755	755
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	4,955	5,261
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	180	207

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	820	944
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	3,000	3,434
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	4,500	5,094
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	10,795	12,318
				229,259
Michigan (2.9%)
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,111
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/26 (4)	2,500	2,746
East Lansing MI School District GO	5.000%	5/1/39	1,000	1,157
East Lansing MI School District GO	5.000%	5/1/42	2,000	2,303
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	10,000	10,396
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/46	20,000	22,135
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	17,330	19,494
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	5.000%	1/15/42	10,805	11,634
Kentwood MI Economic Development Corp.
Revenue (Holland Home Obligated Group)	5.000%	11/15/37	8,875	9,437
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/42	8,320	9,763
Michigan Building Authority Revenue	5.000%	4/15/29	2,925	3,426
Michigan Building Authority Revenue	5.000%	10/15/29	1,375	1,593
Michigan Building Authority Revenue	5.000%	4/15/31	12,000	13,933
Michigan Building Authority Revenue	5.000%	4/15/38	2,000	2,266
Michigan Building Authority Revenue	5.000%	4/15/41	1,890	2,164
Michigan Building Authority Revenue	5.000%	10/15/45	3,900	4,382
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,288
Michigan Building Authority Revenue	5.000%	10/15/51	8,000	9,065
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	14,759
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	500	585
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	3,000	3,514
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,000	1,154
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	5,000	5,620
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (14)	2,210	2,478
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	7,500	8,376
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34 (14)	1,165	1,301
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	3,670	3,989
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,000	4,531

Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/38	13,500	15,153
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/39	6,000	6,670
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,770
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,651
Michigan GO	5.250%	9/15/17 (Prere.)	14,000	14,076
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/19 (Prere.)	5,000	5,532
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	9,000	9,842
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/48	2,300	2,482
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/17 (Prere.)	8,870	8,932
Michigan State University Revenue	5.000%	8/15/26	1,165	1,390
Michigan State University Revenue	5.000%	8/15/27	1,000	1,185
Michigan Strategic Fund Limited Obligation
Revenue (Holland Home Obligated Group)	5.000%	11/15/42	4,765	5,014
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.250%	10/15/40	5,500	6,240
Rockford MI Public Schools GO	5.000%	5/1/44	1,225	1,386
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	8,000	8,784
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/39	8,245	9,171
University of Michigan Revenue	5.000%	4/1/47	13,375	15,802
Wayne County MI Airport Authority Revenue	5.000%	12/1/45	5,000	5,607
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,367
Woodhaven-Brownstone MI School District GO	5.000%	5/1/27	3,675	4,435
Woodhaven-Brownstone MI School District GO	5.000%	5/1/28	3,705	4,425
				310,514
Minnesota (1.1%)
Duluth MN Independent School District No. 709
COP	5.000%	2/1/26	2,000	2,424
Duluth MN Independent School District No. 709
COP	4.000%	2/1/27	1,200	1,350
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/41	3,500	4,092
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/46	5,250	6,106
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/18 (Prere.)	4,250	4,564
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/29	11,120	11,915
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/30	11,505	12,227
Minnesota COP	5.000%	6/1/31	3,730	4,328
Minnesota GO	5.000%	8/1/34	18,000	21,288
Rochester MN Electric Utility Revenue	5.000%	12/1/42	3,660	4,284
Rochester MN Electric Utility Revenue	5.000%	12/1/47	1,990	2,319

Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/33	5,000	6,385
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/34	10,000	12,839
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/35	2,500	3,229
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,333
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,301
University of Minnesota Revenue	5.000%	4/1/36	1,800	2,133
				112,117
Mississippi (0.8%)
Jackson MS Public School District GO	5.000%	4/1/28	1,645	1,899
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.720%	8/1/17	4,300	4,300
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.770%	8/1/17	5,100	5,100
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.770%	8/1/17	12,950	12,950
Mississippi Business Finance Corp. Mississippi
Gulf Opportunity Zone (Chevron USA Inc.
Project) VRDO	0.720%	8/1/17	4,100	4,100
Mississippi Business Finance Corp. Mississippi
Gulf Opportunity Zone (Chevron USA Inc.
Project) VRDO	0.770%	8/1/17	13,500	13,500
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	9/1/41	5,000	5,604
Mississippi State University Educational Building
Corp. Revenue	5.250%	8/1/38	2,500	2,921
S.M. Educational Building Corp. Mississippi
Revenue (Residence Hall Construction &
Refunding Project)	5.000%	3/1/43	14,490	16,278
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	10,529
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,242
				82,423
Missouri (1.1%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/44	4,670	5,294
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,728
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/33	5,000	5,391
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,190	5,984
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,000	11,499
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/29	2,755	3,192
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/30	6,905	7,950
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	6,750	7,585

Kansas City MO Special Obligation Revenue
(Kansas City Downtown Redevelopment
District)	5.000%	9/1/39	3,150	3,565
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/46	3,000	3,504
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/18 (Prere.)	2,800	2,965
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	700	732
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	4.000%	5/15/34	5,000	5,222
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	4.000%	5/15/39	5,000	5,172
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.375%	3/15/18 (Prere.)	8,000	8,224
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	14,950	16,838
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	3,380	4,026
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31	2,000	2,370
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	10,000	11,515
				112,756
Montana (0.1%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/31	3,575	3,721
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/41	2,650	3,011
				6,732
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,566
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group)	5.000%	11/15/34	1,000	1,162
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group)	5.000%	11/15/35	2,000	2,318
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group)	5.000%	11/15/37	1,000	1,155
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/45	2,500	2,772
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.375%	4/1/19 (Prere.)	3,000	3,218
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,000	2,240
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/18 (Prere.)	5,000	5,116
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/37	6,000	6,499
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,624
				35,670
Nevada (0.5%)
Clark County NV GO	4.000%	6/1/32	4,000	4,374
Las Vegas NV GO	4.000%	9/1/32	8,860	9,484

Las Vegas NV GO	4.000%	9/1/33	9,220	9,798
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	2,125	2,170
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,223
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,662
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	9,060
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,800	3,325
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/33	5,000	5,418
				53,514
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,627
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,494
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	7,955	8,612
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	8,000	9,203
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/30	1,000	1,097
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/31	640	697
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/32	1,000	1,087
				24,817
New Jersey (2.4%)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,634
New Jersey Economic Development Authority
Revenue	5.000%	6/15/36	2,000	2,063
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	10,719
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,187
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,619
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	20,991
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/34	1,000	1,044
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,108
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/29	7,335	7,663
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/27	5,755	6,876
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/29	2,670	3,120
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	8,880
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	1,045	1,090

New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	30	31
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	1,000	1,097
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,500	2,720
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	2,550	2,736
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	10,885	11,106
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	7,000	7,136
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	12,000	12,659
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/29	1,925	2,010
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,300	5,669
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,300	7,744
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	10,000	10,328
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	5,180	5,717
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	5,000	5,399
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,417
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	5,000	3,674
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	2,000	2,118
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	12,000	7,483
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	7,400	7,791
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	17,000	9,014
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,372
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	8,000	9,210
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	10,795	12,375
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	12,000	14,226
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	5,000	5,891
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,207
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	1,960	1,967
				258,091
New Mexico (0.5%)
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/26	1,200	1,491
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/27	1,515	1,869
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/30	1,650	1,987

New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/19 (Prere.)	6,500	7,007
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	4.000%	8/1/33	6,705	7,074
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	4.000%	8/1/34	9,860	10,368
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/42	15,025	16,735
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/44	10,100	11,450
				57,981
New York (16.3%)
Albany NY Industrial Development Agency Civic
Facility Revenue (Albany Medical Center
Hospital Project) VRDO	0.880%	8/7/17 LOC	3,595	3,595
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	6,000	6,791
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/24	8,120	9,456
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,710	7,797
Hempstead NY GO	4.000%	4/1/27 (4)	6,850	7,730
Hempstead NY GO	4.000%	4/1/30 (4)	7,720	8,465
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	17,280	20,038
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	2,455	2,904
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/45	5,000	5,820
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	11,450	13,168
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	3,000	3,262
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	2,000	2,285
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	3,250	3,733
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	17,000	19,341
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/46	1,735	1,985
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	3,000	3,368
Nassau County NY Industrial Development
Agency Civic Facility Revenue (Cold Spring
Harbor Laboratory) VRDO	0.730%	8/1/17	5,500	5,500
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	3,000	3,290
New York City NY GO	5.000%	8/1/17 (Prere.)	780	780

New York City NY GO	5.000%	8/1/23	9,550	11,203
New York City NY GO	5.000%	8/1/24	10,195	12,184
New York City NY GO	5.000%	8/1/25	9,160	10,857
New York City NY GO	5.000%	8/1/25	5,000	5,926
New York City NY GO	5.000%	8/1/26	8,065	9,909
New York City NY GO	5.000%	8/1/26	2,765	3,236
New York City NY GO	5.000%	8/1/31	5,000	5,672
New York City NY GO	5.000%	3/1/32	5,000	5,783
New York City NY GO	4.000%	8/1/32	5,000	5,512
New York City NY GO	5.000%	8/1/32	5,000	5,658
New York City NY GO	5.000%	10/1/32	5,260	6,094
New York City NY GO	5.000%	12/1/34	16,310	19,460
New York City NY GO	5.000%	8/1/35	1,500	1,688
New York City NY GO	4.000%	8/1/36	7,500	8,088
New York City NY GO	5.000%	8/1/37	7,690	9,048
New York City NY GO	5.000%	12/1/38	14,545	17,157
New York City NY GO VRDO	0.720%	8/1/17 LOC	10,135	10,135
New York City NY GO VRDO	0.720%	8/1/17	12,315	12,315
New York City NY GO VRDO	0.760%	8/1/17	5,500	5,500
New York City NY GO VRDO	0.780%	8/1/17 LOC	7,100	7,100
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,442
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	8,023
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	4,174
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	8,290
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,330
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,057
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,440
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	4,024
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,435
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,043
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	4,867
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,857
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/37	10,000	12,177
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	20,000	23,319
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	10,000	11,159
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	23,692
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	1,500	1,699

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,608
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	13,775	15,290
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,117
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	7,105
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,719
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.720%	8/1/17	1,600	1,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.720%	8/1/17	5,390	5,390
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.720%	8/1/17	8,200	8,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.770%	8/1/17	4,500	4,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.770%	8/1/17	3,855	3,855
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,000	5,794
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	800	926
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	16,000	17,987
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,615
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	11,465
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	2,750	3,113
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	8,000	9,241
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	6,685	7,154
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	15,000	17,650
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	5,946
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	16,965	20,532
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	10,000	11,752
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	2,500	2,882
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,692
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	4,215	4,950
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	315	336

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	7,000	8,280
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	8,940	9,929
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	10,000	11,677
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	10,000	10,886
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	9,000	10,395
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/37	7,000	7,582
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	7,135	8,319
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	15,875	17,705
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/40	6,810	7,931
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	23,000	26,435
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	4,500	5,053
New York Convention Center Development
Corp. Revenue	0.000%	11/15/40	3,500	1,407
New York Convention Center Development
Corp. Revenue	0.000%	11/15/43	2,500	882
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	5,130	5,894
3 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	14,465	14,876
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,401
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	13,548
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,411
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,365
New York Liberty Development Corp. Revenue	5.750%	11/15/51	18,500	21,354
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	10,250	12,884
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	5,840
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	6,000	7,023
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	4,750	5,530
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	11,935	13,819
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	6,000	7,002
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/31	10,000	12,064
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	4,500	5,124
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,400	6,211
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	11,105	13,038
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	5,000	5,716
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,550	9,774

New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	7,500	8,364
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	7,000	8,002
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	4,625	5,349
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,500	6,404
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/57	3,000	3,505
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19 (Prere.)	3,750	4,096
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	3,000	3,489
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	5,000	5,815
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	2,000	2,337
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	12,035
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,500	14,343
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	18,220	22,265
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	9,155	10,860
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	12,925	14,231
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,541
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,219
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,585
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,437
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	10,000	11,547
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	6,000	6,854
3 New York Metropolitan Transportation Authority
Revenue (Transit Revenue) TOB VRDO	0.890%	8/7/17 LOC	13,955	13,955
New York NY GO VRDO	0.750%	8/1/17	3,685	3,685
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/40	8,700	9,544
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.810%	8/7/17 LOC	7,300	7,300
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/19 (ETM)	10	11
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/27	6,185	7,708
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	12,512
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	2,300	2,620

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	610	712
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	26,300	30,853
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/31	9,120	10,481
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,000	11,494
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	22,000	24,731
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/36	10,000	10,755
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	10,000	11,849
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	2,250	2,568
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,500	8,598
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	20,000	23,311
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42	25,000	28,048
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	2,000	2,331
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,000	5,701
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/46	1,000	1,146
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	10,000	12,183
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	1,300	1,531
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/39	18,000	21,403
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	5,860	6,923
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	3,967
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	6,750	8,020
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,678
New York State GO	5.000%	2/15/30	4,000	4,525
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.820%	8/7/17 LOC	20,000	20,000
New York State Thruway Authority Revenue	5.000%	1/1/26	10,000	11,978
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,735
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,167
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	8,000	8,906

New York State Urban Development Corp.
Revenue	5.625%	1/1/28	7,385	7,866
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	15,000	18,356
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	6,057
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,709
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	6,809
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	13,047
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,622
3 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.900%	8/7/17 LOC	8,500	8,500
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	4,000	4,875
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/31	2,000	2,393
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	3,905	4,582
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/36	3,425	3,754
2 Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,757
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	11,211
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	5,500	6,391
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/35	5,720	6,343
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	10,000	11,021
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	5/15/18 (Prere.)	12,500	12,931
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	6,565	7,237
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	6,710	8,179
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	7,000	8,317
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/47	5,500	6,437
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/27	5,000	6,221
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/28	10,000	12,309
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	14,480	17,498
Utility Debt Securitization Authority New York
Revenue	4.000%	12/15/37	7,500	8,162
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	19,000	22,473

Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	9,835	10,766
				1,731,671
North Carolina (1.0%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/27	2,860	3,478
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/28	1,500	1,810
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/28	1,000	1,216
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/30	1,000	1,196
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/32	1,825	2,154
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,475
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,221
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,512
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/31	3,000	3,207
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	6,000	6,859
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,192
North Carolina GAN	5.000%	3/1/28	20,000	23,705
North Carolina GO	5.000%	6/1/27	10,000	12,475
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	559
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,000	3,313
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.375%	10/1/45	10,000	10,532
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/31	12,000	14,105
University of North Carolina Hospitals at Chapel
Hill Revenue	5.000%	2/1/46	5,000	5,682
Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/30	1,610	1,806
Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/31	1,500	1,671
Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/32	2,000	2,210
				109,378
Ohio (2.2%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/46	18,000	20,266
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,049
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,412
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,566
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,465	6,161

Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,489
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	8,810	9,842
Cleveland OH Water Revenue	4.000%	1/1/31	1,355	1,438
Cleveland OH Water Revenue	4.000%	1/1/32	1,500	1,583
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/33	3,510	3,934
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/34	3,690	4,123
Columbus OH City School District GO	5.000%	12/1/42	8,000	9,343
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/42	5,000	5,360
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.250%	2/15/47	2,000	2,183
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/52	3,000	3,339
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/57	5,000	5,552
Euclid OH City School District GO	4.750%	1/15/54	6,685	7,205
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	5.000%	7/1/29	2,235	2,485
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	5.000%	7/1/38	11,975	12,773
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/42	30,000	34,108
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,697
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	6,000	6,812
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	5,270	5,896
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,725
1 North Royalton OH City School District GO	4.000%	12/1/32	600	650
1 North Royalton OH City School District GO	4.000%	12/1/36	1,085	1,158
1 North Royalton OH City School District GO	4.000%	12/1/37	800	852
Ohio GO	5.000%	2/1/29	3,000	3,430
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	10,000	10,588
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,750	8,352
Ohio State University General Receipts
Revenue	5.000%	6/1/38	7,000	8,047
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/29	20,000	24,849
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/18 (Prere.)	3,500	3,591
				233,858
Oklahoma (0.2%)
Oklahoma Capitol Improvement Authority
Highway Improvement Revenue	4.000%	7/1/34	2,000	2,131
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/38	5,500	6,482
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	871

Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	5,000	5,366
Oklahoma Turnpike Authority Revenue	4.000%	1/1/36	5,000	5,350
				20,200
Oregon (0.9%)
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	4.000%	1/1/33	1,000	1,053
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	4.000%	1/1/34	500	525
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	4.000%	1/1/35	1,000	1,045
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	5.000%	1/1/48	5,000	5,561
Eugene OR Electric Utility System Revenue	4.000%	8/1/31	700	773
Eugene OR Electric Utility System Revenue	4.000%	8/1/32	1,250	1,370
Eugene OR Electric Utility System Revenue	4.000%	8/1/33	1,000	1,089
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/21 (Prere.)	3,445	3,957
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	555	632
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	3,670	4,478
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	4,000	4,854
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/37	6,185	7,388
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	4,345	5,162
Oregon GO	5.000%	5/1/27	3,110	3,847
Oregon GO	5.000%	6/1/27	1,990	2,464
Oregon GO	5.000%	5/1/28	770	945
Oregon GO	5.000%	6/1/28	2,090	2,569
Oregon GO	5.000%	5/1/29	2,000	2,438
Oregon GO	5.000%	6/1/29	2,195	2,678
Oregon GO	4.000%	8/1/32	3,000	3,326
Oregon GO	4.000%	8/1/33	5,000	5,511
Oregon GO	4.000%	8/1/34	2,000	2,184
Oregon GO (Oregon University System
Projects)	5.000%	8/1/36	2,000	2,269
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,462
Port of Portland OR International Airport
Revenue	5.000%	7/1/47	3,000	3,478
Salem OR Hospital Facilities Authority Revenue
(Salem Health Project)	5.000%	5/15/46	5,000	5,603
Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	9,260	9,287
Washington & Clackamas Counties School
District No. 23J GO	5.000%	6/15/33	2,850	3,431
				90,379
Pennsylvania (5.0%)
Allegheny County PA GO	5.000%	11/1/28	5,000	6,009
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,216
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,344

Cheltenham Township PA School District GO	5.000%	3/15/41	15,210	16,950
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/32	1,435	1,706
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/36	1,765	1,862
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/42	6,000	6,270
Delaware County PA Authority University
Revenue (Villanova University)	4.000%	12/1/30	1,855	2,025
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/31	800	925
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/32	920	1,061
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/33	2,625	3,012
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/34	2,000	2,287
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/35	2,160	2,465
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	4,325	4,701
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/39	5,600	6,483
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/36	2,000	2,248
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/27	3,095	3,795
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	5,000	5,376
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	3,000	3,377
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,390	2,677
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	6,140	6,595
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	5,015	5,385
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	3,500	3,664
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	2,500	2,617
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	16,082
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	3,000	3,403
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	13,299

Pennsylvania GO	4.000%	8/15/28 (4)	15,000	16,465
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,165
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,124
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	5,653
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,271
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,501
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,360
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,682
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,678
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	2,000	2,235
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	18,000	20,171
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/32	2,750	3,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/33	1,555	1,686
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	8,000	9,117
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	4,790	4,963
Pennsylvania State University Revenue	5.000%	9/1/27	830	1,025
Pennsylvania State University Revenue	5.000%	9/1/28	1,000	1,207
Pennsylvania State University Revenue	5.000%	9/1/28	3,000	3,622
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/28	9,015	10,657
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/31	7,255	8,499
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	1,000	1,114
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,000	5,562
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	4,000	4,145
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/18 (Prere.)	5,000	5,191
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	1,085	1,166
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,915	5,280
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	6,000	7,069
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	11,325	13,446
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,555	8,883
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,750	2,058
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,750	4,376
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29 (4)	13,000	15,337
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,400	1,531
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,461

Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	3,241
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	11,670	12,037
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	14,820	16,753
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	5,441
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	15,990	17,177
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	5,165	5,782
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,000	5,629
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,197
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,400	18,239
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	13,504
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,991
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/45	6,035	6,807
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/37	5,000	5,298
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	4.000%	9/1/47	6,150	6,378
Philadelphia PA GO	5.000%	8/1/29	5,735	6,589
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	3,000	3,005
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	5,007
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,000	3,225
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	100	105
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	6,880	7,253
Philadelphia PA School District GO	5.000%	9/1/25 (15)	5,500	6,572
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	15,000	16,851
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/25 (4)	10,000	11,652
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	2,500	2,805
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/31	3,000	3,396
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	4,210	4,701
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	3,500	3,827
				531,016
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	2,520	2,946
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	7,355	8,599
Rhode Island Housing & Mortgage Finance
Corp. Revenue	4.000%	10/1/40	670	698

Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/35	10,000	10,898
				23,141
South Carolina (1.5%)
Charleston County SC Airport District System
Revenue	5.000%	7/1/43	5,000	5,459
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,000	11,816
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/29	2,500	2,947
3 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.870%	8/7/17	7,250	7,250
Florence County SC Hospital Revenue (McLeod
Regional Medical Center Project)	5.000%	11/1/37	4,200	4,538
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/34	1,165	1,328
North Charleston SC Revenue	5.000%	10/1/40	7,000	7,881
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,432
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/30	1,500	1,726
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/38	5,305	5,853
South Carolina Jobs Economic Development
Authority Hospital Revenue (Conway
Hospitals Inc.)	5.250%	7/1/47	12,600	14,162
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	795	846
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	9,205	9,796
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	5,000	5,594
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	5,000	5,614
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	2,500	2,830
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	10,000	10,916
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	4,325	4,735
South Carolina Public Service Authority
Revenue	5.000%	12/1/43	1,065	1,146
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	1,500	1,641
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	5,935	6,476
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	10,000	11,314
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	10,500	11,742

South Carolina Public Service Authority
Revenue	5.000%	12/1/56	12,500	13,749
				160,791
South Dakota (0.2%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/35	3,000	3,421
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	11,045
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/45	1,000	1,122
				15,588
Tennessee (1.2%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	14,005	14,801
Clarksville TN Public Building Authority Revenue
(Morristown) VRDO	0.790%	8/1/17 LOC	4,520	4,520
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/36	2,250	2,517
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/36	2,500	2,798
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/47	11,315	12,476
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/42	8,880	10,517
Metropolitan Government of Nashville &
Davidson County TN Health and Educational
Facilities Revenue(Vanderbilt University
Medical Center)	5.000%	7/1/48	5,000	5,643
Shelby County TN GO	5.000%	4/1/27	2,855	3,578
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	5.250%	3/1/18 (Prere.)	350	359
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	740	817
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	990	1,143
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	9,645	10,903
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	3,710	4,314
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	6,175	7,271
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,160	2,589
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	19,950	23,299
Tennessee GO	5.000%	9/1/28	5,750	6,915
Tennessee GO	5.000%	9/1/29	2,500	2,990
Tennessee GO	5.000%	8/1/30	1,345	1,625
Tennessee GO	5.000%	9/1/34	700	820
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	920	967

Tennessee Housing Development Agency
Homeownership Program Revenue	4.000%	7/1/38	2,230	2,322
Washington County TN GO	4.000%	6/1/29	3,260	3,646
				126,830
Texas (8.3%)
Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,190
Austin TX Airport System Revenue	5.000%	11/15/41	6,500	7,535
Austin TX Airport System Revenue	5.000%	11/15/46	11,000	12,685
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/29	3,270	3,808
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/31	7,140	8,220
Austin TX GO	5.000%	9/1/32	1,300	1,516
Austin TX Independent School District GO	5.000%	8/1/26	1,425	1,740
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	5,000	5,876
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	3,000	3,456
1 Belton TX Independent School District GO	5.000%	2/15/36	2,500	2,944
1 Belton TX Independent School District GO	5.000%	2/15/42	7,500	8,746
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/21 (Prere.)	4,260	4,910
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	1,000	1,169
Central Texas Regional Mobility Authority
Revenue	6.750%	1/1/21 (Prere.)	2,000	2,371
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	6,000	6,714
Clear Creek TX Independent School District GO	5.000%	2/15/30	10,000	11,870
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,398
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/28	5,000	6,035
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/41	8,925	10,282
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/46	3,560	4,076
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,347
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,270
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	5,800	6,865
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/37	5,000	5,611
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	6,410	7,190
Denton TX Independent School District GO	5.000%	8/15/45	12,000	13,898
El Paso County TX Community College District
Revenue	5.000%	4/1/42 (4)	5,000	5,632
El Paso TX GO	5.000%	8/15/27	3,625	4,410
El Paso TX Independent School District GO	4.000%	8/15/33	2,500	2,721
El Paso TX Independent School District GO	5.000%	8/15/42	10,000	11,625
Friendswood TX Independent School District
GO	4.000%	2/15/32	3,630	3,959
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/35	21,495	19,616
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/36	8,475	7,717

Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	12,000	13,934
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/35	8,000	8,870
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.750%	8/1/17	4,555	4,555
Harris County TX GO	5.000%	10/1/26	3,000	3,676
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	3,517
Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,555
Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,692
Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,187
Hays County TX GO	4.000%	2/15/31	2,265	2,452
1 Hays County TX GO	4.000%	2/15/32	3,135	3,401
Hays County TX GO	4.000%	2/15/32	3,820	4,106
1 Hays County TX GO	4.000%	2/15/33	865	929
1 Hays County TX GO	4.000%	2/15/33	3,320	3,578
1 Hays County TX GO	5.000%	2/15/42	4,000	4,664
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,374
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,198
Houston TX Community College System GO	5.000%	2/15/36	10,000	10,870
Houston TX GO	5.000%	3/1/25	3,185	3,811
Houston TX GO	5.000%	3/1/27	13,350	16,093
Houston TX GO	5.000%	3/1/30	5,395	6,101
Houston TX Utility System Revenue	5.000%	5/15/28	3,000	3,534
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,636
Houston TX Utility System Revenue	5.000%	11/15/32	28,395	33,908
Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,541
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/30	10,000	10,965
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/31	5,000	5,444
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/32	6,835	7,394
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,304
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,430
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,703
Lone Star College System Texas GO	4.000%	2/15/29	1,150	1,275
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	22
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	222
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	11
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,000	3,481
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,353
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,760	5,105
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,419
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40	5,540	6,288
Lubbock TX GO	4.000%	2/15/30	1,250	1,362
Mansfield TX Independent School District GO	5.000%	2/15/45	5,000	5,747
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	8,322
Missouri City TX GO	4.000%	6/15/32	1,000	1,074

Montgomery County TX GO	5.250%	3/1/19 (Prere.)	5,000	5,334
New Hope TX Cultural Education Facilities. First
Mortgage Revenue (Morningside Ministries
Project)	6.500%	1/1/48	10,350	11,577
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Legacy at
Willow Bend Retirement Community Project)	5.000%	11/1/46	3,000	3,094
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.500%	1/1/43	1,600	1,653
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.500%	1/1/49	1,600	1,644
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/47	6,900	7,323
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	4,880	5,242
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,115
North Texas Tollway Authority System Revenue	5.000%	1/1/28	2,000	2,347
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,816
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,251
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,274
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,000	3,450
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	15,114
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	15,828
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,317
North Texas Tollway Authority System Revenue	6.250%	1/1/39	1,120	1,194
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	2,935
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/23	1,000	1,152
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/24	4,325	5,036
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/25	4,520	5,228
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/26	2,250	2,587
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/27	1,845	2,109
Pasadena TX GO	4.000%	2/15/32	1,500	1,616
Round Rock TX Independent School District GO	4.000%	8/1/30	3,130	3,445
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,480	6,380
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,223
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/38	6,500	7,420
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,329
San Jacinto TX Community College District GO	5.000%	2/15/29	3,860	4,588
San Jacinto TX Community College District GO	5.000%	2/15/30	4,055	4,781
San Jacinto TX Community College District GO	5.000%	2/15/31	2,250	2,635
San Jacinto TX Community College District GO	5.000%	2/15/32	2,000	2,330

Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/37	4,500	5,161
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/45	7,265	8,248
Texas GO	4.000%	5/15/32	2,250	2,426
Texas GO	5.000%	5/15/40	7,000	8,135
Texas GO	5.000%	10/1/44	20,195	23,388
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	600	647
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	550	606
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,390	1,609
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	6,630	7,787
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/25	2,650	3,138
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	2,700	3,046
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,155	1,376
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	5,000	5,569
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	4,527
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	9,000	10,071
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	29,880	33,974
Texas State University System Financing
System Revenue	5.000%	3/15/38	3,300	3,788
Texas State University System Financing
System Revenue	5.000%	3/15/42	2,000	2,210
Texas Transportation Commission GO	5.000%	4/1/28	10,000	11,920
Texas Transportation Commission GO	5.000%	10/1/36	10,000	11,755
Texas Transportation Commission Revenue	5.000%	8/15/41	3,815	4,260
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	6,000	6,736
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	6,440	7,274
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (ETM)	555	455
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	9,445	7,352
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (ETM)	50	38
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	29,955	21,206
Texas Water Development Board Revenue	5.000%	10/15/30	10,000	11,956
United TX Independent School District GO	5.000%	8/15/26	2,195	2,669
United TX Independent School District GO	5.000%	8/15/27	2,300	2,806
United TX Independent School District GO	5.000%	8/15/28	2,355	2,861
United TX Independent School District GO	5.000%	8/15/29	2,535	3,058
University of Houston Texas Revenue	4.000%	2/15/30	4,610	4,979
University of North Texas Revenue	5.000%	4/15/33	3,200	3,692
University of North Texas Revenue	5.000%	4/15/34	3,000	3,450

University of North Texas Revenue	5.000%	4/15/36	3,000	3,437
University of Texas System Revenue Financing
System Revenue VRDO	0.780%	8/7/17	1,185	1,185
Ysleta TX Independent School District GO	5.000%	8/15/41	7,065	8,210
Ysleta TX Independent School District GO	5.000%	8/15/47	10,000	11,611
				882,493
Utah (0.7%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,058
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.830%	8/7/17	21,500	21,500
Salt Lake City UT Airport Revenue	5.000%	7/1/42	5,000	5,861
Salt Lake City UT Airport Revenue	5.000%	7/1/47	10,000	11,666
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,868
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,775
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,543
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	2,107
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	17,325	20,160
				77,538
Virginia (1.9%)
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/41 (4)	5,000	5,769
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	5,000	5,603
Chesapeake VA GO	5.000%	8/1/27	2,100	2,664
Chesapeake VA GO	5.000%	8/1/28	1,950	2,453
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/32	1,800	2,092
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/34	1,145	1,322
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,175
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	12,172
Fairfax County VA GO	5.000%	10/1/29	11,190	13,913
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	5.500%	5/15/19 (Prere.)	3,530	3,814
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	5.500%	5/15/35	6,470	6,936
Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,515	2,790
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	3,500	3,793
Henrico County VA Water & Sewer Revenue	5.000%	5/1/27	2,585	3,214
Richmond VA Public Utility Revenue	5.000%	1/15/27	10,000	12,329
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/28	1,640	1,839
University of Virginia Revenue	5.000%	6/1/37	8,000	9,368
University of Virginia Revenue	5.000%	4/1/42	8,000	9,564
University of Virginia Revenue	5.000%	4/1/45	5,000	5,806

Virginia Commonwealth Transportation Board
Revenue	4.000%	3/15/26	12,455	13,607
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	28,875	33,309
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/32	17,375	19,590
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	4,000	4,510
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/27	8,335	9,146
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/28	8,675	9,456
				199,234
Washington (1.6%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/41	13,500	15,821
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/46	5,000	6,632
3 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.800%	8/1/17	3,200	3,200
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	9,912
King County WA Sewer Revenue	4.000%	7/1/30	3,300	3,583
King County WA Sewer Revenue	4.000%	7/1/31	3,320	3,584
Port of Seattle WA Revenue	5.000%	1/1/28	2,325	2,901
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	12,108
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,184
Port of Seattle WA Revenue	5.000%	4/1/31	3,260	3,775
Port of Seattle WA Revenue	5.000%	4/1/32	3,425	3,950
Port of Seattle WA Revenue	5.000%	3/1/33	4,380	5,025
Port of Seattle WA Revenue	5.000%	4/1/34	3,665	4,195
Port of Seattle WA Revenue	5.000%	3/1/35	3,240	3,697
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	3,825	4,245
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,243
Snohomish County WA Public Utility District No.
1 Revenue	5.000%	12/1/40	5,000	5,780
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,065	9,682
University of Washington Revenue	5.000%	7/1/34	2,000	2,267
Washington GO	5.000%	2/1/35	10,000	11,280
Washington GO	5.000%	8/1/35	2,000	2,261
2 Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	6,000	6,266
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	5,490	5,748
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,160
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,543
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,384
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/19 (Prere.)	12,000	13,188
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.000%	10/1/40	2,215	2,395

Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	7,738
				172,747
West Virginia (0.5%)
Morgantown WV Combined Utility System
Revenue	5.000%	12/1/41 (4)	7,000	7,991
Morgantown WV Combined Utility System
Revenue	5.000%	12/1/46 (4)	6,320	7,177
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,742
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	6,903
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	20,000	22,622
West Virginia University Revenue	5.000%	10/1/36	5,985	6,733
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/30	3,000	3,504
				57,672
Wisconsin (1.5%)
Wisconsin GO	6.000%	5/1/19 (Prere.)	10,000	10,875
Wisconsin GO	5.000%	5/1/31	8,635	10,214
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,039
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/34	6,785	7,391
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/30	6,150	6,770
1 Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/42	4,000	4,555
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/36	15,000	15,540
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/39	5,000	5,157
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,074
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc.)	5.000%	4/1/42	20,690	22,522
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/31	5,145	6,098
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/32	2,380	2,805
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/48	6,120	7,016
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,920
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,673

Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/31	1,000	1,069
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/32	1,080	1,147
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/33	1,385	1,461
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/34	1,570	1,651
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/41	15,000	17,172
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,241
Wisconsin Transportation Revenue	5.000%	7/1/36	2,130	2,493
Wisconsin Transportation Revenue	5.000%	7/1/37	2,000	2,338
				156,221
Wyoming (0.1%)
Lincoln County WY Pollution Control Revenue
(ExxonMobil Project) VRDO	0.710%	8/1/17	9,200	9,200

Total Tax-Exempt Municipal Bonds (Cost $9,943,206)				10,488,423

			Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
4 Vanguard Municipal Cash Management Fund
(Cost $104,424)	0.803%		1,044,248	104,435

Total Investments (99.8%) (Cost $10,047,630)				10,592,858
Other Assets and Liabilities-Net (0.2%)				25,352
Net Assets (100%)				10,618,210

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2017.
2 Securities with a value of $1,638,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate value of these securities was $61,851,000, representing 0.6% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	10,488,423	—
Temporary Cash Investments	104.435	—	—
Futures Contracts—Assets[1]	189	—	—
Futures Contracts—Liabilities[1]	(167)	—	—
Total	104,457	10,488,423	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2017	4,189	494,924	(299)
2-Year U.S. Treasury Note	September 2017	769	166,368	54
30-Year U.S. Treasury Bond	September 2017	78	11,932	4
Ultra Long U.S. Treasury Bond	September 2017	(40)	(6,580)	(29)
Ultra 10-Year U.S. Treasury Note	September 2017	(1,310)	(176,911)	749
				479

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2017, the cost of investment securities for tax purposes was $10,057,712,000. Net unrealized appreciation of investment securities for tax purposes was $535,146,000, consisting of unrealized gains of $558,467,000 on securities that had risen in value since their purchase and $23,321,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (1.1%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/20 (Prere.)	3,000	3,454
Birmingham AL GO	5.000%	3/1/37	2,500	2,828
* Birmingham AL GO	0.000%	3/1/40	3,000	3,148
* Birmingham AL GO	0.000%	3/1/45	4,000	4,180
Birmingham AL Special Care Facilities
Financing Authority Revenue (Methodist
Home for the Aging)	5.750%	6/1/45	2,500	2,750
Houston County AL Health Care Authority
Revenue	5.000%	10/1/30	6,785	7,547
Jefferson County AL Revenue	5.000%	9/15/26	3,200	3,861
Jefferson County AL Revenue	5.000%	9/15/31	7,500	8,800
Jefferson County AL Revenue	5.000%	9/15/35	2,750	3,189
Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	6,443
Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,000	3,528
Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	42,159
Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	29,171
Montgomery AL Higher Education Building
Authority Revenue (Faulkner University)	5.000%	10/1/36	2,820	3,036
Montgomery AL Higher Education Building
Authority Revenue (Faulkner University)	5.000%	10/1/43	5,080	5,433
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,455
				133,982
Alaska (0.2%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,105	6,800
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	5,710
Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,700
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	2,055	2,062
				20,272
American Samoa (0.0%)
American Samoa Economic Development
Authority Revenue	6.625%	9/1/35	5,000	5,016

Arizona (0.7%)
Arizona Health Facilities Authority Health Care
Facilities Revenue (Beatitudes Campus
Project)	5.200%	10/1/37	4,400	4,400
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/30	3,250	3,521
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/33	1,700	1,852

Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/34	8,250	8,854
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,580
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/33	5,925	6,836
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	5,520	6,354
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	3,000	3,161
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	10,107
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	20,301
University Medical Center Corp. Arizona
Hospital Revenue	6.500%	7/1/19 (Prere.)	2,500	2,759
				81,725
Arkansas (0.2%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/24	1,600	1,883
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/27	2,970	3,436
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/28	3,845	4,404
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/30	5,045	5,702
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,645	1,835
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,425	1,590
				18,850
California (12.8%)
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/17 (Prere.)	5,250	5,289
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	1,000	596
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/35 (4)	3,750	3,965
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35 (4)	3,850	4,490
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36 (4)	2,210	2,571
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	1,500	1,579
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	15,420	17,531
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	10,000	11,513
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.420%	4/1/20	5,000	5,001

1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.720%	5/1/23	10,000	10,072
Beverly Hills CA Unified School District GO	4.000%	8/1/39	6,000	6,426
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	5	5
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	195	202
California Educational Facilities Authority
Revenue (Loma Linda University)	5.000%	4/1/42	2,620	2,995
California Educational Facilities Authority
Revenue (Loma Linda University)	5.000%	4/1/47	6,090	6,881
California GO	5.250%	9/1/24	6,500	7,552
California GO	5.000%	9/1/28	8,330	9,537
California GO	5.000%	9/1/29	4,565	5,225
California GO	5.000%	10/1/30	12,600	14,975
California GO	6.000%	3/1/33	3,000	3,374
California GO	6.500%	4/1/33	34,000	37,211
California GO	5.000%	9/1/36	3,250	3,793
California GO	5.000%	2/1/38	6,375	7,281
California GO	5.500%	11/1/39	10,000	10,934
California GO	6.000%	11/1/39	5,000	5,533
California GO	5.000%	2/1/43	2,750	3,122
California GO	5.000%	11/1/43	12,500	14,407
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	4,500	4,943
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/28	5,000	5,345
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	10,000	10,370
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	10,368
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	7,500	8,218
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,313
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/47	5,230	5,874
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	1,500	1,774
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	1,200	1,405
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/37	2,625	3,000
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/42	5,250	5,954
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/47	5,500	6,204
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/55	3,000	3,428
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,593
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	12,000	13,652

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	18,000	20,553
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,770	15,536
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,172
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/41	2,080	2,243
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/26	360	434
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/27	435	527
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/28	520	624
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/29	470	559
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/37	500	575
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/39	1,000	1,146
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/26	1,000	1,197
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/27	1,000	1,197
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/29	1,000	1,174
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/47	4,250	4,753
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/47	5,000	5,570
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/47	2,900	3,280
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/20 (Prere.)	3,585	4,110
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/27	1,565	1,909
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/28	1,000	1,207
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/29	1,000	1,196
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/30	1,000	1,187
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/31	1,000	1,179
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/33	1,010	1,179
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/35	1,000	1,162
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/36	1,000	1,158
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/43	6,620	7,594
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	5.250%	12/1/17	12,155	12,297
California Public Works Board Lease Revenue	5.000%	10/1/26	3,500	4,351

California Public Works Board Lease Revenue	5.000%	10/1/27	6,250	7,793
California Public Works Board Lease Revenue	5.000%	10/1/30	3,000	3,640
California Public Works Board Lease Revenue	5.000%	3/1/31	8,425	10,075
California Public Works Board Lease Revenue	5.000%	3/1/32	5,000	5,951
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	10,000	10,917
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	3,600	4,099
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	7,380	8,336
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	11,613
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/31	10,305	11,237
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	9,035	10,278
California State University Systemwide Revenue	4.000%	11/1/38	5,560	5,980
California State University Systemwide Revenue	4.000%	11/1/45	2,750	2,897
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,054
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,497
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/30	6,380	7,536
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/35	4,500	5,184
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	21,046
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/44	10,000	10,873
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/36	15,650	17,047
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/41	23,125	25,009
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/46	3,000	3,233
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.500%	12/1/54	12,000	13,173
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/56	8,865	9,648
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/26	1,120	1,326
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/46	2,650	2,916

California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/18 (Prere.)	8,000	8,313
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,278
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/35	585	660
2 Eaton Vance California Municipal Income Trust	2.320%	8/7/17	15,000	15,001
El Camino CA Healthcare District GO	4.000%	8/1/35	4,200	4,495
El Camino CA Healthcare District GO	4.000%	8/1/36	6,000	6,406
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/38 (15)	1,465	1,664
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	6,000	5,168
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	8,730	10,435
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	18,000	20,688
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/26 (4)	10,000	8,121
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	10,000	7,795
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/28	5,000	5,935
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/29	6,000	7,066
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/32	4,500	5,240
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	10,000	11,568
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	15,000	17,317
Golden State Tobacco Securitization Corp.
California Revenue	5.300%	6/1/37	7,000	7,026
Golden State Tobacco Securitization Corp.
California Revenue	5.750%	6/1/47	18,830	18,830
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,973
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/49	1,000	1,127
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	3/1/57	7,285	8,068
Kern County CA GO	5.750%	2/1/19 (Prere.)	4,500	4,826
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/28	2,805	3,178
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/29	2,825	3,186
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/32	3,500	3,905
Lee Lake CA Public Financing Authority
Revenue	5.125%	9/1/35	2,350	2,626
Long Beach CA Harbor Revenue	5.000%	5/15/28	4,855	5,758
Long Beach CA Harbor Revenue	5.000%	5/15/30	2,000	2,337
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,200	1,419

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,300	1,529
Los Angeles CA Department of Airports
International Airport Revenue	5.375%	5/15/30	15,000	15,466
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,550	1,813
Los Angeles CA Department of Airports
International Airport Revenue	4.000%	5/15/34	2,500	2,631
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	1,750	2,033
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,750	2,008
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,770	2,052
Los Angeles CA Department of Airports
International Airport Revenue	4.000%	5/15/36	1,500	1,572
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/41	11,000	12,469
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/41	15,700	17,979
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	8,275	8,828
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	6,345	6,738
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/36	2,575	2,718
Los Angeles CA Regional Airports Improvement
Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,358
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,446
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,315	4,692
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	3,465	3,767
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/33	2,500	2,846
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/34	1,500	1,596
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/36	750	792
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/40	2,000	2,095
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	4.000%	10/1/42	9,425	9,912
M-S-R California Energy Authority Revenue	6.500%	11/1/39	5,510	7,856
Marin CA Healthcare District GO	4.000%	8/1/40	8,000	8,385
Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	11,300	11,782
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	5,000	5,002
Oakland CA Unified School District GO	6.125%	8/1/19 (Prere.)	4,000	4,409
Oakland CA Unified School District GO	6.625%	8/1/21 (Prere.)	4,000	4,862
Oakland CA Unified School District GO	5.500%	8/1/22 (Prere.)	3,000	3,622
Oakland CA Unified School District GO	5.000%	8/1/32	1,000	1,178
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	4,860
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	12,922
Palomar Pomerado Health California Revenue	5.000%	11/1/28	3,500	3,992
Palomar Pomerado Health California Revenue	5.000%	11/1/29	4,605	5,213
Palomar Pomerado Health California Revenue	5.000%	11/1/30	3,335	3,749
Palomar Pomerado Health California Revenue	5.000%	11/1/31	2,485	2,781

Peralta CA Community College District Revenue	4.000%	8/1/39	5,000	5,299
Peralta CA Community College District Revenue	4.000%	8/1/39	7,000	7,418
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	11,528
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	11,508
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,473
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,198
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,191
Poway CA Unified School District GO	0.000%	8/1/46	2,500	766
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/28 (15)	1,330	1,569
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (15)	3,740	4,331
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32 (15)	2,490	2,870
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/34 (15)	2,990	3,430
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/31 (14)	2,000	2,158
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/32 (14)	3,205	3,432
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/34 (14)	2,140	2,267
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	2,500	837
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	13,000	4,135
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	6,500	1,965
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	11,000	12,093
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/26	1,000	1,189
Roseville CA Joint Union High School District
GO	4.000%	8/1/45	10,000	10,509
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/21	425	462
Sacramento County CA Airport Revenue	6.000%	7/1/18 (Prere.)	9,500	9,948
Sacramento County CA Airport Revenue	5.000%	7/1/41	2,500	2,880
Sacramento County CA Airport Revenue	5.000%	7/1/41	6,000	6,912
San Bernardino CA City Unified School District
GO	5.000%	8/1/26 (4)	1,310	1,556
San Bernardino CA City Unified School District
GO	5.000%	8/1/28 (4)	1,500	1,760
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	13,786
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	31,976
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	5,500	5,971
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	10,011
3 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30	1,000	1,192
3 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/31	1,360	1,598
3 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/32	1,400	1,635

3 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/33	1,000	1,170
3 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	1,000	1,166
3 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/35	500	581
3 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/36	1,000	1,159
3 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/37	1,000	1,157
3 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/47	2,750	3,160
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,000	5,638
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	2,095	2,350
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/33	10,000	11,516
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/39	2,500	2,823
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	2,130	2,314
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/40	5,000	5,639
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/41	15,875	18,092
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	10,000	11,348
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	4,000	4,605
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/39	2,240	2,446
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/44	2,500	2,714
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/19 (Prere.)	2,000	2,226
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	2/1/21 (Prere.)	1,500	1,806
2 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	3.000%	8/1/21	6,000	6,105
2 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/23	2,000	1,510
2 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/26	3,000	1,903

2 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/31	6,000	2,850
2 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/43	9,000	2,187
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/25	1,600	1,827
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/26	1,250	1,414
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28	1,510	1,686
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30	1,000	1,108
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33	1,335	1,461
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,622
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	12,298
San Jose CA Airport Revenue	5.000%	3/1/31	2,055	2,427
San Jose CA Airport Revenue	5.000%	3/1/32	1,500	1,762
San Jose CA Airport Revenue	5.000%	3/1/33	1,500	1,752
San Jose CA Airport Revenue	5.000%	3/1/34	1,500	1,746
San Jose CA Airport Revenue	5.000%	3/1/35	2,500	2,902
San Jose CA Airport Revenue	5.000%	3/1/36	2,230	2,581
San Jose CA Airport Revenue	5.000%	3/1/37	2,515	2,906
San Jose CA Airport Revenue	5.000%	3/1/41	10,000	11,511
San Jose CA Airport Revenue	4.000%	3/1/42 (15)	6,755	6,983
San Jose CA Airport Revenue	5.000%	3/1/47	10,000	11,449
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,420
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.540%	8/1/18 (14)	780	782
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (2)	1,700	1,705
San Mateo CA Community Facilities District No.
2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,131
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	4.000%	5/15/32	11,270	12,137
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/17 (Prere.)	630	643
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	9,370	9,557
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,887
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/27 (15)	1,170	1,310
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/29 (15)	1,355	1,477

Stockton CA Public Financing Authority
Revenue	4.000%	9/2/31 (15)	1,000	1,077
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,559
Sweetwater CA Unified School District GO	5.000%	8/1/26 (15)	6,465	7,765
Sweetwater CA Unified School District GO	4.000%	8/1/42	2,000	2,080
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	6,385	7,006
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	5,625
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/41	10,000	11,560
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/44	12,500	12,988
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	8,000	8,803
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	10,778
Washington Township CA Health Care District
Revenue	4.000%	7/1/34	2,800	2,846
Washington Township CA Health Care District
Revenue	4.000%	7/1/37	1,265	1,280
Washington Township CA Health Care District
Revenue	5.000%	7/1/42	1,500	1,663
Washington Township CA Health Care District
Revenue	4.125%	7/1/47	5,000	5,022
West Contra Costa CA Unified School District
GO	6.000%	8/1/27	3,000	4,032
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	18,865	20,824
				1,511,000
Colorado (1.8%)
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	2.700%	12/1/19	705	711
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	750	812
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,475	1,602
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	1,920	2,099
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/29	17,265	18,633
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/26	2,390	2,774
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/27	2,515	2,905
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/28	2,300	2,642
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/30	1,615	1,831
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/31	4,580	4,951
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/31	1,400	1,506
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/37	1,800	1,891
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,482
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/35	7,250	7,901

Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/47	3,650	4,032
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/51	6,455	7,091
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/56	7,000	7,656
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,183
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	8,869
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/18 (14)	5,000	4,931
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	24,520
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	14,900	11,993
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,600	14,584
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	10,025	6,447
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/17	1,000	1,009
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/18	1,375	1,424
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	1,000	1,069
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,000	1,082
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	500	546
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	6,000	6,624
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	16,262
Solaris CO Metropolitan District GO	3.750%	12/1/26	650	649
Solaris CO Metropolitan District GO	5.000%	12/1/36	850	888
Solaris CO Metropolitan District GO	5.000%	12/1/46	1,880	1,950
Southglenn CO Metropolitan District Revenue	3.000%	12/1/21	1,960	1,947
Southglenn CO Metropolitan District Revenue	3.500%	12/1/26	6,000	5,791
Southglenn CO Metropolitan District Revenue	5.000%	12/1/30	2,285	2,383
University of Colorado Hospital Authority
Revenue	5.000%	11/15/36	8,000	9,019
University of Colorado Hospital Authority
Revenue	5.000%	11/15/42	12,500	14,006
				216,695
Connecticut (0.2%)
2 Connecticut GO TOB VRDO	0.820%	8/1/17 LOC	3,500	3,500
Connecticut Health & Educational Facilities
Authority Revenue (Church Home of Hartford
Inc.)	2.875%	9/1/20	700	696
Connecticut Health & Educational Facilities
Authority Revenue (Church Home of Hartford
Inc.)	5.000%	9/1/53	2,600	2,604
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,250	3,536
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/34	2,345	2,692

Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/35	1,650	1,891
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/36	1,500	1,715
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	7,056
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	4.000%	7/1/46	3,000	3,027
				26,717
Delaware (0.0%)
Delaware Economic Development Authority
Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,329

District of Columbia (1.3%)
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/31	5,925	6,895
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/32	3,445	3,992
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/34	1,000	1,152
3 District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/32	1,000	1,020
3 District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/37	815	815
3 District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/42	1,350	1,326
3 District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/52	3,000	2,880
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.125%	1/1/35	1,560	1,548
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.250%	1/1/39	1,015	1,007
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,400
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/45	7,390	6,794
4 District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/18 (Prere.)	10,000	10,533
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.250%	10/1/25	10,000	10,884
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/26	23,885	29,038
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/27	12,345	15,082
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/29	7,500	9,023
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/30	4,000	4,613
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/33	1,500	1,768
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/34	2,000	2,348
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	2,865	3,356
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/44	2,500	2,812

Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	50,000	19,748
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	8,020
				150,054
Florida (5.6%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/44	20,000	22,156
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/39	15,000	16,618
Broward County FL Airport System Revenue	5.000%	10/1/37	7,755	8,480
Broward County FL Airport System Revenue	5.000%	10/1/40	2,000	2,240
Broward County FL Airport System Revenue	5.000%	10/1/45	7,455	8,305
Cape Coral FL Health Facilities Authority Senior
Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40	4,000	4,244
Cape Coral FL Health Facilities Authority Senior
Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50	6,250	6,598
Capital Trust Agency Florida Revenue
(Tallahassee Tapestry Senior Housing
Project)	7.000%	12/1/45	3,000	3,019
Capital Trust Agency Florida Revenue
(Tallahassee Tapestry Senior Housing
Project)	7.125%	12/1/50	2,000	2,014
Capital Trust Agency Florida Revenue
(Tallahassee Tapestry Senior Housing
Project)	7.000%	7/1/52	5,000	4,987
Central Florida Expressway Authority Revenue	4.000%	7/1/30	2,500	2,703
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	10,108
Central Florida Expressway Authority Revenue	4.000%	7/1/35	5,000	5,284
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	770	809
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/28	1,335	1,549
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/29	1,250	1,442
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/30	1,325	1,518
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.000%	7/1/41	1,045	1,093
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,780	1,995
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	1,000	1,112
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	3,250	3,612
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/35	1,000	1,116
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/46	3,850	4,237
Hernando County FL School District COP	5.000%	7/1/27 (4)	6,000	7,168
Hernando County FL School District COP	5.000%	7/1/28 (4)	5,825	6,890
Hernando County FL School District COP	5.000%	7/1/29 (4)	6,645	7,789
Hernando County FL School District COP	5.000%	7/1/30 (4)	6,975	8,121

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,492
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/44	10,000	11,063
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	6,291
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,801
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/37	750	824
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/42	1,500	1,643
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	6,250	6,989
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/45	13,980	15,546
Lee County FL Solid Waste System Revenue	5.000%	10/1/22	2,000	2,289
Lee County FL Solid Waste System Revenue	5.000%	10/1/23	2,815	3,264
Lee County FL Solid Waste System Revenue	5.000%	10/1/24	3,175	3,719
Lee County FL Solid Waste System Revenue	5.000%	10/1/25	2,545	2,995
Lee County FL Solid Waste System Revenue	5.000%	10/1/26	1,465	1,726
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	13,350	13,385
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	9,271
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	3.950%	12/15/21	14,900	15,323
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	4.200%	12/15/25	19,000	19,526
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,392
Miami Beach FL Parking Revenue	5.000%	9/1/45	5,000	5,535
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.125%	4/1/18 (Prere.)	6,875	7,064
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	5,000	5,718
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	5,000	5,691
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,215	8,189
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	6,150	6,960
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	17,000	19,159
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	4,705	5,257
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/32	11,860	13,494
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	29,000	32,814
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/37	4,125	4,679
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/38	5,000	5,665

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	18,660	21,325
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	4,000	4,346
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/20 (Prere.)	2,575	2,958
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	925	1,027
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/47	3,155	3,565
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40	5,805	5,842
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	5,975	5,978
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.750%	6/1/19 (Prere.)	5,250	5,705
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/39	2,610	2,985
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	1,932
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	2,032
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	5,996
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	5,000	2,941
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	4,170	4,772
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	2,460	2,808
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	6,500	7,370
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	2,845	3,005
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	1,155	1,204
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/37	1,360	1,548
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	8,145
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/41	5,000	5,445
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	10,000	11,291
Orlando FL Utility Commission Water & Electric
Revenue	6.750%	10/1/17 (ETM)	380	383
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,631
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,797
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,168
Palm Beach County FL Health Facilities
Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc.
Obligated Group)	5.500%	11/15/20 (Prere.)	2,005	2,289

Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/43	3,250	3,450
Palm Beach County FL Health Facilities
Authority Revenue (Lifespace Communities
Inc. Obligated Group)	5.000%	5/15/41	1,345	1,499
Palm Beach County FL Health Facilities
Authority Revenue (Lifespace Communities
Inc. Obligated Group)	5.000%	5/15/47	4,970	5,486
Palm Beach County FL Health Facilities
Authority Revenue (Sinai Residences Boca
Raton Project)	7.500%	6/1/49	3,000	3,568
Port St. Lucie FL Utility Revenue	4.000%	9/1/32	5,000	5,342
Port St. Lucie FL Utility Revenue	4.000%	9/1/33	4,000	4,254
Port St. Lucie FL Utility Revenue	4.000%	9/1/34	3,000	3,183
Port St. Lucie FL Utility Revenue	4.000%	9/1/36	5,000	5,281
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,315
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,414
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,262
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,585
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/29	1,100	1,219
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,101
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,199
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.500%	7/1/34	3,500	3,723
Seminole County FL Industrial Development
Authority Revenue (Legacy Pointe at UCF
Project)	10.000%	12/28/21	2,500	2,504
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/19 (Prere.)	8,000	8,978
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/40	7,155	7,777
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	5,000	5,407
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,000	1,180
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,367
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	2,670	3,179
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,349
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,273
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/46	8,500	9,664

Tampa FL Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.000%	7/1/37	5,770	6,494
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/40	2,500	2,847
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/45	6,050	6,860
University of South Florida Financing Corp. COP	5.000%	7/1/29	5,710	6,594
University of South Florida Financing Corp. COP	5.000%	7/1/33	7,140	8,107
3 Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/42	1,500	1,727
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/45	6,405	6,999
3 Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/47	3,500	4,010
				668,656
Georgia (1.5%)
Americus & Sumter County GA Hospital
Authority Revenue (Magnolia Manor Obligated
Group)	6.375%	5/15/43	5,615	6,195
Atlanta GA Development Authority Senior
Healthcare Facilities Revenue (Georgia
Proton Treatment Center)	7.000%	1/1/40	5,500	5,761
4 Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	15,000	16,750
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,500	2,792
3 Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/34	1,000	1,163
3 Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/36	2,220	2,566
3 Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/37	2,435	2,810
3 Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/38	1,230	1,420
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,082
Cedartown Polk County GA Hospital Authority
Revenue (Polk Medical Center Project)	5.000%	7/1/34	5,695	6,349
Cedartown Polk County GA Hospital Authority
Revenue (Polk Medical Center Project)	5.000%	7/1/39	5,000	5,482
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/46	7,000	7,918
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/17 (14)	730	731
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/28	6,685	7,460
3 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/42	5,805	6,574

3 Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/47	8,500	9,574
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/36	4,050	4,434
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/42	8,800	9,576
Gainesville & Hall County GA Development
Authority Educational Facilities Revenue
(Riverside Military Academy Inc.)	5.000%	3/1/47	2,500	2,636
Gainesville & Hall County GA Development
Authority Educational Facilities Revenue
(Riverside Military Academy Inc.)	5.125%	3/1/52	2,500	2,636
Georgia Municipal Electric Power Authority
Revenue	6.600%	1/1/18 (14)	270	276
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/29	5,775	6,551
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/22	2,330	2,676
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/23	2,380	2,774
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/26	5,630	6,791
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/27	530	641
Marietta GA Development Authority Revenue	7.000%	6/15/18 (Prere.)	7,500	7,890
Marietta GA Development Authority Revenue	7.000%	6/15/18 (Prere.)	4,000	4,208
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	6,475	7,638
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	5,000	5,651
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,706
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/31	425	482
Private Colleges & University Authority of
Georgia Revenue (Mercer University)	5.000%	10/1/45	20,000	21,627
				180,820
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	1/1/46	5,500	5,999
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,223
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,421
				15,643
Hawaii (0.6%)
Hawaii Airports System Revenue	5.000%	7/1/45	26,455	29,702
Hawaii Department of Budget & Finance Special
Purpose Revenue (Chaminade University of
Honolulu)	5.000%	1/1/35	1,230	1,246
Hawaii Department of Budget & Finance Special
Purpose Revenue (Chaminade University of
Honolulu)	5.000%	1/1/45	1,500	1,498
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaiian Electric Co. Inc.)	4.000%	3/1/37	6,000	6,105

Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/25	2,250	2,587
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/26	3,500	3,990
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,502
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,519
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,612
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,365	2,589
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/18 (14)	2,000	1,977
				68,327
Idaho (0.1%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,031
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,466
				16,497
Illinois (9.7%)
Chicago IL Board of Education GO	5.000%	12/1/31	1,370	1,185
Chicago IL Board of Education GO	5.125%	12/1/32	6,225	5,429
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	7,559
Chicago IL Board of Education GO	5.000%	12/1/34	5,410	4,664
Chicago IL Board of Education GO	5.250%	12/1/35	4,965	4,349
Chicago IL Board of Education GO	5.250%	12/1/39	19,475	16,998
Chicago IL Board of Education GO	5.000%	12/1/41	11,425	9,854
Chicago IL Board of Education GO	5.000%	12/1/42	25,740	22,139
Chicago IL Board of Education GO	7.000%	12/1/44	38,500	39,347
Chicago IL Board of Education GO	6.500%	12/1/46	14,500	14,311
Chicago IL GO	5.000%	1/1/26	2,750	2,889
Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,766
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,640
Chicago IL GO	4.750%	1/1/30 (4)	1,300	1,304
Chicago IL GO	0.000%	1/1/31	4,915	2,224
Chicago IL GO	5.500%	1/1/31	3,230	3,368
Chicago IL GO	5.000%	1/1/34	6,660	6,678
Chicago IL GO	5.000%	1/1/34	2,000	2,008
Chicago IL GO	5.000%	1/1/35	4,370	4,385
Chicago IL GO	5.000%	1/1/36	5,000	5,008
Chicago IL GO	5.000%	1/1/38	13,000	13,017
Chicago IL GO	5.500%	1/1/39	3,700	3,818
Chicago IL GO	5.500%	1/1/42	2,000	2,059
Chicago IL Midway Airport Revenue	5.000%	1/1/27	2,000	2,343
Chicago IL Midway Airport Revenue	5.000%	1/1/28	1,765	2,050
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	18,227
Chicago IL Midway Airport Revenue	5.000%	1/1/29	2,220	2,562
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,754
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	7,982
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,485
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	7,854
Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	12,820
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/21 (Prere.)	5,650	6,501
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/21 (Prere.)	2,515	2,904
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	3,250	3,926
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	2,495	3,035
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,765	4,520
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	13,400	15,151
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	11,000	12,066
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,655	3,937

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	11,000	12,375
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	15,595	17,011
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	5,600	6,233
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	1,350	1,524
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	2,720	3,080
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	3,500	3,963
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/38	12,000	14,017
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	485	550
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/42	2,500	2,809
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/46	3,565	3,912
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/52	8,125	9,200
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/52	4,500	4,991
Chicago IL Park District GO	5.000%	1/1/40	7,500	8,070
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	11,066
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	7,624
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	2,950	3,218
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	5,833
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,733
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,500	2,723
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35	2,000	2,175
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,689
Chicago IL Water Revenue	5.250%	11/1/38	16,315	16,792
Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,085
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	7,555
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	1,500	1,630
Illinois Finance Authority Revenue (Benedictine
University)	5.000%	10/1/38	4,000	4,324
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,709
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,272
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/45	10,000	11,107
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/38	7,500	7,937
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/39	8,150	8,674
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/42	2,000	2,118
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/18 (Prere.)	22,500	23,542
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/36	1,400	1,455
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/40	1,275	1,320
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/37	10,000	10,608
Illinois Finance Authority Revenue (DePaul
University)	4.000%	10/1/32	2,735	2,903
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/32	500	580
Illinois Finance Authority Revenue (DePaul
University)	4.000%	10/1/34	1,620	1,704

Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/36	1,360	1,559
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/41	7,875	8,966
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	10,585	11,022
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/47	1,155	1,213
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/46	2,200	2,389
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.625%	5/15/42	5,500	5,731
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.750%	5/15/46	6,290	6,578
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/40	2,950	3,227
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/46	29,500	32,041
Illinois Finance Authority Revenue (Montgomery
Place)	5.250%	5/15/37	4,000	4,076
Illinois Finance Authority Revenue (Montgomery
Place)	5.250%	5/15/48	5,000	5,017
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/18 (Prere.)	6,000	6,246
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,849
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	11,057
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/20 (Prere.)	4,020	4,551
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/34	1,915	2,138
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/35	1,875	2,089
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	1,830	2,013
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,456
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/45	19,750	21,686
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.000%	5/15/37	2,750	2,861
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.250%	5/15/45	1,000	1,048
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.250%	5/15/50	2,845	2,916
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/33	5,000	5,430
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/34	4,580	4,948
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/36	5,000	5,377
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	4.000%	2/15/41	4,000	3,722
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/41	2,000	2,138

Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	11,533
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/19 (Prere.)	2,775	3,101
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/33	4,555	4,665
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/34	2,425	2,474
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	1,825	1,993
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/38	8,900	9,860
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	6.875%	8/15/19 (Prere.)	500	558
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	14,000	15,669
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	7,300	8,002
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/44	1,750	1,873
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.250%	8/15/27	3,000	3,486
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.250%	8/15/28	2,605	3,003
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.250%	8/15/29	5,850	6,699
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/32	3,500	3,864
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/33	1,695	1,864
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/35	1,000	1,092
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/36	1,250	1,361
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/37	1,265	1,376
Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	3.250%	2/15/22	550	552
Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	4.000%	2/15/27	785	792
Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	5.000%	2/15/32	1,150	1,206
Illinois GO	5.000%	1/1/19 (4)	4,000	4,166
Illinois GO	5.000%	1/1/20 (4)	2,930	3,113
Illinois GO	5.000%	2/1/20	19,750	20,879
Illinois GO	5.000%	3/1/21	3,560	3,815
Illinois GO	5.000%	8/1/21	8,000	8,621
Illinois GO	5.000%	3/1/22	6,600	7,149
Illinois GO	5.000%	5/1/22	1,150	1,248
Illinois GO	5.000%	8/1/22	15,475	16,853
Illinois GO	5.000%	2/1/23	6,000	6,563
Illinois GO	5.000%	3/1/23	6,165	6,651
Illinois GO	5.000%	8/1/23	13,800	15,150
Illinois GO	5.000%	3/1/24	5,000	5,361
Illinois GO	5.000%	8/1/24	13,660	14,755
Illinois GO	5.000%	2/1/25	2,270	2,474
Illinois GO	5.000%	3/1/25	3,130	3,341

Illinois GO	5.000%	8/1/25	3,000	3,229
Illinois GO	5.500%	7/1/26	5,845	6,425
Illinois GO	5.000%	1/1/28	5,000	5,402
Illinois GO	5.000%	2/1/28	10,000	10,886
Illinois GO	5.000%	5/1/29	6,125	6,485
Illinois GO	5.250%	2/1/32	9,575	10,175
Illinois GO	5.000%	1/1/33	3,490	3,593
Illinois GO	5.250%	2/1/33 (4)	6,200	6,706
Illinois GO	5.000%	3/1/33	1,000	1,030
Illinois GO	5.500%	7/1/33 (4)	3,350	3,709
Illinois GO	5.000%	1/1/34	6,805	6,992
Illinois GO	5.250%	2/1/34 (4)	3,125	3,371
Illinois GO	5.000%	5/1/34	2,500	2,587
Illinois GO	5.000%	3/1/35	2,065	2,119
Illinois GO	5.000%	4/1/35	1,100	1,131
Illinois GO	5.000%	3/1/36	885	908
Illinois GO	5.000%	3/1/37	985	1,009
Illinois GO	5.500%	7/1/38	6,500	6,903
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	6,120	6,208
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,452
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	5,000	5,660
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	9,400	10,610
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	10,000	5,518
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/38 (14)	10,000	3,966
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	3,032
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/30 (14)	13,555	7,859
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	10,000	5,633
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	10,000	5,350
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/40	1,000	1,027
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	6,500	6,606
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/52	5,905	5,933
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/53	7,500	7,551
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.500%	6/15/53	14,000	14,817
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/33	4,000	4,171
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/35	5,000	5,173

Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/36	4,500	4,645
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/41	10,125	11,359
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	1,200	1,367
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/35	3,190	3,530
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/42	5,000	5,476
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/27	1,260	1,192
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/31	13,330	6,100
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	8,486
				1,145,114
Indiana (1.7%)
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.000%	2/1/29	2,000	2,144
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.250%	2/1/34	2,650	2,830
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.000%	2/1/39	3,300	3,447
Indiana Finance Authority Health Facilities
Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/51	23,915	25,835
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/51	10,005	11,193
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,543
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,603
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	5,500	5,929
Indiana Finance Authority Revenue (Deaconess
Health System Obligated Group)	5.000%	3/1/39	7,205	8,113
Indiana Finance Authority Revenue (I-69
Development Partners LLC)	5.250%	9/1/34	5,000	5,315
Indiana Finance Authority Revenue (I-69
Development Partners LLC)	5.250%	9/1/40	9,000	9,499
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,675
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/44	25,550	27,335
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/48	28,025	30,083
Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.
Obligated Group)	7.375%	7/1/23 (ETM)	19,400	24,828
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	13,275	14,216
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/31	5,000	5,604

Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/32	4,500	5,027
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/33	3,150	3,507
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,667
				205,393
Iowa (0.8%)
Iowa Finance Authority Health Facilities
Revenue (UnityPoint Health)	4.000%	8/15/36	3,725	3,831
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	6,970	7,119
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	43,385	44,336
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	19,627
2 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/26	5,995	6,257
Iowa Higher Education Loan Authority Revenue
Private College Facility (Wartburg College
Project)	5.000%	10/1/32	1,550	1,545
Iowa Higher Education Loan Authority Revenue
Private College Facility (Wartburg College
Project)	5.000%	10/1/37	7,700	7,604
Xenia IA Rural Water District Revenue	5.000%	12/1/31	1,600	1,825
Xenia IA Rural Water District Revenue	5.000%	12/1/36	2,000	2,242
Xenia IA Rural Water District Revenue	5.000%	12/1/41	2,000	2,220
				96,606
Kansas (0.6%)
2 Coffeyville KS Electric System Revenue	5.000%	6/1/38 (14)	6,000	6,595
2 Coffeyville KS Electric System Revenue	5.000%	6/1/42 (14)	3,500	3,827
Ford County KS Unified School District No. 443
GO	4.000%	3/1/28 (15)	1,000	1,111
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/36	1,500	1,635
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/41	1,600	1,734
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/30	1,100	1,201
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/31	1,000	1,085
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,267
2 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.850%	8/7/17	9,225	9,225
Wichita KS GO	5.000%	12/1/34	2,280	2,609
Wichita KS GO	5.000%	12/1/35	2,365	2,700
Wichita KS GO	5.000%	12/1/39	11,305	12,756
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,487
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,594

Wichita KS Health Care Facilities Revenue
(Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,471
				69,297
Kentucky (0.8%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/29	1,000	1,126
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/40	6,915	7,518
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/41	9,550	10,441
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/46	2,700	2,938
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	11,555	12,306
Kentucky Economic Development Finance
Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/37	5,000	5,514
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/33	3,065	2,705
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/39	3,000	2,592
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	12,025	13,611
Louisville & Jefferson County KY Metropolitan
Government Health Facilities Revenue
(Jewish Hospital& St. Mary's Healthcare Inc.
Project)	5.750%	2/1/18 (Prere.)	9,400	9,632
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	9,500	10,966
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	6/1/22 (Prere.)	4,775	5,601
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	4,970	5,235
				90,185
Louisiana (1.3%)
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	6.750%	6/1/18 (Prere.)	6,000	6,292
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	4,709
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/20 (Prere.)	9,990	11,479

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/20 (Prere.)	8,095	9,333
2 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36	27,605	30,534
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/39	17,500	19,700
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/42	8,000	8,661
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/47	5,000	5,645
Louisiana Public Facilities Authority Revenue
(Nineteenth Judicial District Court Building
Project)	5.000%	6/1/42 (4)	3,500	3,869
New Orleans LA Aviation Board Revenue	6.000%	1/1/19 (Prere.)	5,000	5,354
New Orleans LA Aviation Board Revenue	5.000%	1/1/28	750	896
New Orleans LA Aviation Board Revenue	5.000%	1/1/29	750	890
New Orleans LA Aviation Board Revenue	5.000%	1/1/30	860	1,013
New Orleans LA Aviation Board Revenue	5.000%	1/1/31	595	696
New Orleans LA Aviation Board Revenue	5.000%	1/1/32	500	582
New Orleans LA Aviation Board Revenue	5.000%	1/1/33	750	870
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	2,725	3,066
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	500	577
New Orleans LA Aviation Board Revenue	5.000%	1/1/35	2,000	2,246
New Orleans LA Aviation Board Revenue	5.000%	1/1/43	2,250	2,559
New Orleans LA Aviation Board Revenue	5.000%	1/1/48	5,000	5,670
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	3,000	3,329
New Orleans LA Water Revenue	5.000%	12/1/44	7,000	7,803
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,326
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,957
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,291
				153,347
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center)	5.000%	7/1/41	3,500	3,627
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center)	5.000%	7/1/46	7,750	7,992
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	1,555	1,637
				13,256
Maryland (1.0%)
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,045
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,179
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/31	1,000	1,149
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/32	1,000	1,144

Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/33	1,000	1,138
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/35	1,000	1,130
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/36	1,000	1,128
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/39	1,000	1,123
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/42	1,000	1,117
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/46	1,000	1,115
Baltimore MD Special Obligation Revenue	7.000%	9/1/18 (Prere.)	8,000	8,518
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	5.000%	6/1/36	1,250	1,285
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	5.125%	6/1/43	3,650	3,764
Frederick County MD Special Tax Revenue
(Jefferson Technology Park)	7.125%	7/1/43	4,995	5,495
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/21	610	638
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/26	1,565	1,667
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,730	1,713
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,715	1,759
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/44	1,250	1,259
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/46	7,205	6,991
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/25	200	236
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/26	175	207
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/27	145	172
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/28	175	207
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/29	190	222
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/30	325	378
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/31	375	433
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/32	325	374
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/36	600	683
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/37	1,000	1,069
Maryland GO	4.000%	6/1/30	7,500	8,324
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health
Obligated Group)	5.000%	7/1/40	2,000	2,275
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health
Obligated Group)	5.000%	7/1/47	15,000	16,931
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	4.000%	6/1/42	2,500	2,547
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,672

Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	8,119
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/33	6,750	7,503
Prince Georges County MD Revenue (Collington
Episcopal Life Care Community Inc.)	5.250%	4/1/37	6,000	6,417
Prince Georges County MD Revenue (Collington
Episcopal Life Care Community Inc.)	5.250%	4/1/47	6,030	6,376
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.125%	7/1/39	750	815
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.250%	7/1/44	2,000	2,170
				115,487
Massachusetts (1.3%)
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	141
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	876
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	635	699
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/31	1,830	2,043
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/33	5,000	5,530
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/34	5,000	5,518
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/35	4,065	4,479
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/36	2,750	3,024
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/37	4,000	4,395
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/28	3,560	4,433
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/34	1,000	1,071
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	7,000	7,671
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	13,170	14,609
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,620
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	5,950	6,463
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	4,183
Massachusetts Development Finance Agency
Revenue (Suffolk University)	6.250%	7/1/19 (Prere.)	3,195	3,511
Massachusetts Development Finance Agency
Revenue (Suffolk University)	6.250%	7/1/30	1,805	1,967
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/32	3,085	3,534
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/33	2,380	2,713
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,601

Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,076
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	1,750	2,000
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,645	1,773
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,000	1,071
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/20	5,000	5,459
Massachusetts Educational Financing Authority
Education Loan Revenue	4.000%	7/1/21	1,205	1,302
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/21	5,000	5,560
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/22	1,500	1,712
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	1/1/24	7,000	8,027
Massachusetts GO	4.000%	2/1/46	10,000	10,484
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,262
Massachusetts Port Authority Revenue	5.000%	7/1/45	3,500	3,937
Massachusetts Port Authority Revenue	4.000%	7/1/46	8,000	8,254
Massachusetts Port Authority Revenue	5.000%	7/1/47	2,500	2,875
				152,873
Michigan (3.6%)
Chippewa Valley MI Schools GO	5.000%	5/1/28	1,500	1,784
Chippewa Valley MI Schools GO	5.000%	5/1/29	1,000	1,179
Chippewa Valley MI Schools GO	5.000%	5/1/30	1,000	1,172
Chippewa Valley MI Schools GO	5.000%	5/1/31	1,000	1,163
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.500%	7/1/24	8,050	8,076
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	4,735	5,262
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,380
Detroit MI Water Supply System Revenue	5.250%	7/1/41	2,045	2,221
Genesee County MI GO	5.250%	2/1/40 (15)	12,330	14,012
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/44	1,730	1,905
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/47	3,550	3,902
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/31	4,000	4,581
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/36	5,000	5,594
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	5,000	5,912
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/31	6,000	6,832
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/20 (Prere.)	10,000	11,158
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/20 (Prere.)	5,525	6,110
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/30	4,475	4,810

Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/31	3,000	3,168
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/32	3,350	3,520
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/33	4,750	4,968
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	7,500	8,437
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/43	16,110	17,683
Lincoln MI Consolidated School District GO	5.000%	5/1/40 (4)	1,250	1,422
Livonia MI Public Schools School District GO	5.000%	5/1/45 (4)	4,500	5,052
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/27	850	1,012
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/28	1,000	1,180
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/29	1,000	1,172
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/30	1,000	1,165
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/31	1,000	1,160
Marysville MI Public Schools District GO	5.000%	5/1/37	2,135	2,447
Michigan Building Authority Revenue	5.000%	4/15/34	11,135	12,700
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	7,229
Michigan Building Authority Revenue	5.000%	4/15/38	5,000	5,664
Michigan Building Authority Revenue	5.000%	10/15/50	6,000	6,719
Michigan Finance Authority Revenue	4.500%	10/1/29	5,000	5,204
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,380
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	4,127
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	3,250	3,764
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/33	5,500	6,208
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	11/1/44	8,630	9,675
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	2,500	2,841
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	2,805	3,175
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (4)	4,400	5,005
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	2,000	2,240
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,500	6,074
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	1,500	1,675
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	4,500	4,960
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	17,830	19,380

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	7,510	8,025
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/41	10,000	11,214
Michigan Finance Authority Revenue (Lawrence
Technological University Project)	5.000%	2/1/47	4,000	4,143
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	2,340	2,661
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	4,670	5,311
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,025	4,559
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/34	2,200	2,486
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/35	2,515	2,836
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/33	2,750	3,106
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/34	3,000	3,382
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	3,500	4,146
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/28	2,000	2,345
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/36	2,500	2,769
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/45	10,000	11,350
Michigan Finance Authority Student Loan
Revenue	5.000%	11/1/17	2,625	2,647
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/35	2,115	2,312
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	4,315	4,719
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	3,710	3,651
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	21,330	21,650
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	1,300	1,248
Oakland University MI Revenue	5.000%	3/1/41	5,000	5,671
Oakland University MI Revenue	5.000%	3/1/47	9,000	10,149
Rockford MI Public Schools GO	5.000%	5/1/37	1,240	1,416
Rockford MI Public Schools GO	5.000%	5/1/38	1,025	1,169
Rockford MI Public Schools GO	5.000%	5/1/39	1,025	1,167
Rockford MI Public Schools GO	5.000%	5/1/40	1,025	1,166
Rockford MI Public Schools GO	5.000%	5/1/41	1,025	1,164
Rockford MI Public Schools GO	5.000%	5/1/44	2,250	2,546
Romeo MI Community School District GO	5.000%	5/1/37	1,825	2,092
Romeo MI Community School District GO	5.000%	5/1/41	2,000	2,279
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	7,000	7,686
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,779
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	5,000	5,642
Wayne County MI Airport Authority Revenue	5.000%	12/1/38	4,000	4,486

Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,767
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,256
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,165
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,882
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,202
				430,703
Minnesota (0.5%)
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,180
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,099
Anoka MN Housing Revenue (Homestead at
Anoka Inc.)	5.000%	11/1/46	1,500	1,513
Anoka MN Housing Revenue (Homestead at
Anoka Inc.)	5.500%	11/1/46	2,000	2,130
Dakota County MN Community Development
Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/18 (Prere.)	8,000	8,476
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/28	1,000	1,190
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/29	1,000	1,173
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/30	850	991
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/31	500	579
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/32	500	576
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	200	230
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/32	225	258
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/33	225	256
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/34	250	284
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/35	230	261
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/36	250	283
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/37	300	339
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/41	750	849
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/18 (Prere.)	8,250	8,860
Minnesota Higher Education Facilities Authority
Revenue (Augsburg College)	5.000%	5/1/46	3,000	3,259
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/40	345	356
Minnesota Municipal Power Agency Revenue	5.000%	10/1/33	1,380	1,608
Minnesota Municipal Power Agency Revenue	5.000%	10/1/36	880	1,023

Minnesota Municipal Power Agency Revenue	5.000%	10/1/47	2,500	2,872
Rochester MN Health Care & Housing Facility
Revenue (Homestead At Rochester, Inc.
Project)	6.875%	12/1/48	10,000	11,120
				53,765
Mississippi (0.6%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/29	4,150	4,748
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/30	2,450	2,783
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/31	2,000	2,259
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.720%	8/1/17	24,400	24,400
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.770%	8/1/17	5,050	5,050
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.770%	8/1/17	4,900	4,900
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	9/1/46	17,500	19,440
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,070
				69,650
Missouri (1.0%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/33	10,000	10,893
Conley Road Transportation Development
District Missouri Transportation Sales Tax
Revenue	4.250%	5/1/33	5,000	5,060
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/29	1,105	1,248
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/20 (Prere.)	5,000	5,963
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/20 (Prere.)	5,000	5,963
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/40	1,410	1,499
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,322
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/45	2,000	2,117
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/18 (Prere.)	5,200	5,506

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	1,300	1,360
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/48	2,475	2,714
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/35	1,065	1,159
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/46	4,000	4,286
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,598
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/32	9,000	9,578
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/33	17,450	18,475
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/27	1,750	2,081
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/28	2,690	3,184
St. Louis County MO Industrial Development
Authority Revenue (Ranken-Jordan Pediatric
Specialty Hospital)	4.000%	11/15/36	1,400	1,292
St. Louis County MO Industrial Development
Authority Revenue (Ranken-Jordan Pediatric
Specialty Hospital)	5.000%	11/15/41	1,000	1,014
St. Louis County MO Industrial Development
Authority Revenue (Ranken-Jordan Pediatric
Specialty Hospital)	5.000%	11/15/46	1,750	1,762
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue (St.
Andrew's Resources for Seniors Obligated
Group)	5.000%	12/1/35	2,000	2,026
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue (St.
Andrew's Resources for Seniors Obligated
Group)	5.125%	12/1/45	4,250	4,301
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/31 (4)	1,450	1,701
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/32 (4)	1,570	1,832
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/33 (4)	1,000	1,161
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/35 (4)	1,000	1,154
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/36 (4)	1,000	1,151
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/37 (4)	1,000	1,149
				114,549
Multiple States (0.5%)
1,2 Eaton Vance Municipal Income Trust	2.320%	9/1/19	10,000	10,001

2 Nuveen Municipal Credit Income Fund VRDP
VRDO	1.050%	8/7/17 LOC	6,300	6,300
2 Nuveen Quality Municipal Income Fund VRDP
VRDO	1.020%	8/7/17 LOC	40,800	40,800
				57,101
Nebraska (0.4%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,732
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/42	14,420	15,544
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group)	5.000%	11/15/47	4,000	4,543
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/32	2,010	2,135
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/33	1,785	1,886
Nebraska Public Power District Revenue	5.000%	1/1/35	3,200	3,601
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/41	3,680	4,211
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/37	6,500	7,041
				41,693
Nevada (0.3%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,236
Clark County NV Airport System Revenue	5.000%	7/1/21	10,000	11,351
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	2,000	2,379
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	2,000	2,361
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	2,550	2,585
Sparks NV Local Improvement District Revenue	6.500%	9/1/18 (Prere.)	1,065	1,112
Sparks NV Local Improvement District Revenue	6.750%	9/1/18 (Prere.)	2,640	2,803
				32,827
New Hampshire (0.4%)
2 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.850%	8/7/17	8,000	8,000
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/38	4,000	4,440
New Hampshire Health & Education Facilities
Authority Revenue (Hillside Village Entrance
Fee)	3.500%	7/1/22	2,200	2,208
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/28	885	1,014
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/29	900	1,025
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,494

New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	3,750	4,139
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	4,450	4,817
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/47	7,870	8,657
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	7,000	8,053
				43,847
New Jersey (7.6%)
Atlantic City NJ GO	4.000%	11/1/24 (4)	4,805	5,023
Atlantic City NJ GO	4.000%	11/1/25 (4)	2,405	2,481
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,634
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/25	1,195	1,396
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/26	1,630	1,892
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/27	1,610	1,857
1,2 Eaton Vance Municipal Income Trust	2.320%	9/1/19	7,500	7,500
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/27 (4)	1,225	1,482
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/28 (4)	2,080	2,490
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/29 (4)	500	594
Gloucester County NJ Pollution Control
Financing Authority Revenue (Logan Project)	5.000%	12/1/24	12,875	14,081
New Jersey Building Authority Revenue	5.000%	6/15/19	12,455	13,047
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,476
New Jersey COP	5.250%	6/15/19 (Prere.)	5,000	5,392
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	10,000	10,882
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	3,000	3,300
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	6,700	7,352
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	2,500	2,647
New Jersey Economic Development Authority
Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/36	3,800	3,859
New Jersey Economic Development Authority
Revenue (Goethals Bridge Replacement
Project)	5.375%	1/1/43	3,250	3,629
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	20,886

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,200	11,091
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	2,055	2,371
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,186
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	755	817
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	4,500	5,032
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	4,750	5,122
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	8,627
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	7,591
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	6,545	6,966
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	700	760
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,159
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,727
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,503
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,088
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	19,485	20,020
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	1,150	1,216
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	4.500%	7/1/41	2,750	2,768
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	4,000	4,326
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.125%	9/15/23	12,730	13,769
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.250%	9/15/29	9,750	10,612
New Jersey Educational Facilities Authority
Revenue (College of St. Elizabeth)	5.000%	7/1/46	4,000	4,029
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/32	3,000	3,359
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/33	3,000	3,342
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	7,270
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	4,100	4,246
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	5,000	5,224

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/26	5,000	6,058
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/27	6,715	8,152
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/32	2,355	2,750
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/33	3,315	3,855
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/35	2,925	3,372
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/38	7,720	8,822
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/39	3,000	3,423
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/57	2,000	2,246
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.250%	7/1/57	2,250	2,592
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/48	13,540	13,136
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	8,000	8,397
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,265
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/18	15,000	15,651
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	10,205	11,127
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,476
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,163
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,579
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,835
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	1,900	2,168
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/23	4,150	4,791
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/24	3,750	4,353
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	3,380	3,935
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,986

New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/28	4,500	4,461
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	1,405	1,544
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/29	5,000	4,891
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.500%	12/1/29	8,670	8,673
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/30	5,000	4,827
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.500%	12/1/31	9,500	9,377
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	7,575	8,310
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	7,500	8,160
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	18,550	18,926
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	3,775	4,051
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	11,500	11,723
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/19	1,950	2,046
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	1,500	1,631
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/23	2,740	2,930
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/26	21,615	23,144
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	5,000	5,292
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/36	5,000	5,203
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	13,000	13,575
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,300	5,669
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	19,665	20,310
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	1,360	1,414
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	9,000	9,524
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,240	5,575
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,205	1,282
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	2,570	2,726
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	6,000	6,638
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	5,250	5,925
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	5,855	6,689

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	2,140	2,362
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	6,565	7,273
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (4)	8,175	9,554
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	2,105	2,354
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,000	11,717
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	2,500	2,786
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	22,046
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	7,000	4,365
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	20,000	20,884
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	26,940	28,267
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	10,000	10,528
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	7,000	7,489
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	22,000	22,848
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,372
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	3,000	3,114
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	8,295	9,509
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	6,785	7,740
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	10,000	11,855
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	10,000	11,783
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	10,000	11,728
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	15,000	16,910
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	5,614
Salem County NJ Pollution Control Financing
Authority Revenue (Chambers Project)	5.000%	12/1/23	32,895	35,868
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	3,895	3,910
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	8,645	8,578
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	11,180	10,607
				901,830
New Mexico (0.1%)
New Mexico Finance Authority Revenue	4.000%	6/1/30	2,950	3,269
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	5,000	5,462
				8,731
New York (10.8%)
2 Battery Park City Authority New York Revenue
TOB VRDO	0.800%	8/1/17 LOC	13,750	13,750

Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	5,000	5,659
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	3,750	4,412
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	5,900	6,627
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/33	475	548
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/35	850	974
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/36	670	766
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,500	1,629
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	15,280	17,719
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	10,120	11,638
2 Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	4.750%	1/1/20	1,615	1,567
2 Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	5.250%	1/1/24	3,780	3,547
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/22	10,010	10,675
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,000	1,171
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	4,500	5,414
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/30	1,500	1,793
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/31	1,000	1,156
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/31	5,000	5,956
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/32	1,000	1,151
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/33	1,600	1,838
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	1,500	1,720
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	1,000	1,142
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	12,000	13,652
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/31	1,000	1,159
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	3,000	3,368
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,671
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,594
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,946
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,460

New York City NY GO	5.000%	8/1/32	8,000	9,052
New York City NY GO	5.000%	8/1/36	15,000	17,385
New York City NY GO VRDO	0.720%	8/1/17	13,460	13,460
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,442
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	1,000	1,016
New York City NY Industrial Development
Agency Airport Facilities Revenue (TRIPS
Obligated Group)	5.000%	7/1/28	4,000	4,282
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	3,962
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	10,000	10,925
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,564
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,043
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,282
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,608
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	8,000	8,934
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/46	4,775	5,011
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	16,235	18,570
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	12,000	13,980
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	20,000	22,929
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	12,000	13,417
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	8,000	9,223
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	9,335	11,337
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	2,765	3,265
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	15,000	17,344
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/37	2,825	3,060
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/37	11,250	13,215
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	7,865	9,094
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	8,250	8,743
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.720%	8/1/17	20,855	20,855
New York Convention Center Development
Corp. Revenue	0.000%	11/15/40	3,500	1,407

New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	7,465	8,642
New York Convention Center Development
Corp. Revenue	0.000%	11/15/43	2,500	882
2 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	20,000	20,568
New York Counties Tobacco Trust Revenue	5.000%	6/1/45	3,750	3,951
New York Counties Tobacco Trust Revenue	5.000%	6/1/51	7,500	7,707
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,268
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,411
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,628
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	11,779
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	12,697
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	4,910	6,172
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	5,005	6,521
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/18 (Prere.)	3,515	3,630
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,316
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,000	2,307
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/32	2,250	2,667
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/33	2,500	2,954
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	9,000	10,256
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/36	9,225	10,850
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	6,875	8,055
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,575	9,803
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/40	3,000	3,448
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	13,000	14,498
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,500	6,404
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	7,000	8,096
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19 (Prere.)	3,250	3,549
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	6,940	7,508
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/47	7,000	8,167
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	37,000	39,770
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	10,000	11,010
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	15,900	17,989
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,540

New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,500	9,709
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/41	3,750	4,339
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34	18,370	20,886
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/39	6,000	6,355
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/43	6,500	6,844
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/24	1,800	2,067
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/29	2,400	2,709
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/31	1,600	1,785
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/32	4,000	4,443
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/33	700	774
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/34	1,000	1,100
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/36	1,700	1,863
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/37	400	439
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/21	910	1,003
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	4,285	5,060
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	8,910	10,581
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/36	6,920	7,443
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/37	8,500	9,135
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	10,000	11,785
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	3,000	3,497
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/33	3,000	3,427
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/34	1,000	1,138
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/20 (Prere.)	5,000	5,630
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/28	1,000	1,213

New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/29	1,000	1,201
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/30	1,500	1,778
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31	2,600	3,063
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/32	2,500	2,925
New York State Dormitory Authority Revenue
(Yeshiva University)	4.250%	9/1/24	870	877
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.150%	11/15/34	5,000	5,493
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.375%	11/15/40	800	888
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	45,000	48,735
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.810%	8/1/17	5,500	5,500
New York State Thruway Authority Revenue	5.000%	1/1/37	15,000	16,879
New York State Thruway Authority Revenue	5.000%	1/1/41	8,500	9,702
New York State Thruway Authority Revenue	5.000%	1/1/51	6,800	7,681
New York State Thruway Authority Revenue	5.250%	1/1/56	5,000	5,815
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	6,250	7,352
New York Transportation Development Corp.
Special Facility Revenue (JFK International
Airport Project)	5.000%	8/1/26	17,500	18,810
New York Transportation Development Corp.
Special Facility Revenue (JFK International
Airport Project)	5.000%	8/1/31	38,270	40,907
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	7/1/35 (4)	5,000	5,199
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	7/1/36 (4)	5,500	5,709
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.000%	7/1/41	5,000	5,427
2 New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)
TOB VRDO	1.120%	8/7/17 (4)	10,000	10,000
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/25	2,000	2,309
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/26	3,750	4,286
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/25	3,835	4,304
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,695	1,984
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	5,625	6,647
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/32	4,500	5,182

Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	9,900	11,155
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/33	5,000	5,606
Port Authority of New York & New Jersey
Revenue	5.750%	3/15/35	25,000	25,662
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/36	2,665	3,056
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/37	4,665	5,340
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	2,755	3,199
3 Port Authority of New York & New Jersey
Revenue	5.000%	11/15/42	5,000	5,781
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/44	10,000	11,391
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	9,530	11,107
3 Port Authority of New York & New Jersey
Revenue	5.000%	11/15/47	5,000	5,752
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,416
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	14,574
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,579
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	2,000	2,218
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	3,156
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	1,141
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,692
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/33	2,600	2,941
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/34	2,000	2,254
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/35	3,105	3,490
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/36	1,750	1,963
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/26	2,500	2,905
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/27	2,030	2,374
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/36	7,050	7,862
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/41	10,000	10,946
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/27	3,485	3,650

Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/32	3,000	3,090
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/38	4,000	4,069
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	4,000	4,652
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	2,000	2,312
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	10,000	11,610
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/32	1,000	1,151
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	2,665	3,093
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	335	370
Westchester County NY Industrial Development
Agency Facilities Revenue (Million Air Two
LLC Obligated Group)	7.000%	6/1/46	4,000	4,010
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	2,050	2,238
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	9,000	9,976
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	27,500	30,102
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/41	4,000	4,281
				1,282,192
North Carolina (0.7%)
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/42	5,000	5,747
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/47	6,000	6,858
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25	2,000	2,185
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30	2,000	2,085
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35	2,250	2,322
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/30	4,000	4,609
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/32	5,000	5,708
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,236
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/40	10,000	11,253
North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/34	1,500	1,773
North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/35	1,620	1,908

North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/36	1,655	1,941
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/34	5,050	5,507
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Aldersgate)	6.250%	7/1/35	4,500	4,984
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/20	2,380	2,536
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/26	5,000	5,473
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/30	3,000	3,086
North Carolina Medical Care Commission
Retirement Facilities Revenue (Aldersgate
United Methodist Retirement Community, Inc.)	5.000%	7/1/47	1,150	1,210
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/31	1,750	1,846
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/37	1,800	1,872
North Carolina Turnpike Authority Revenue	5.000%	1/1/30	3,300	3,858
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/47	3,610	4,019
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/51	4,800	5,308
				88,324
Ohio (2.3%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,049
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/33	2,530	2,665
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/41	3,065	3,457
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/41	5,000	5,640
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/20 (Prere.)	5,000	5,635
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.250%	6/1/37	5,000	5,000
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	12,960	12,085
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	10,545	10,400
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	4,228
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,489
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	3,380	3,731

Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	8,810	9,842
Butler County OH Port Authority Revenue
(StoryPoint Fairfield Project)	6.250%	1/15/34	1,100	1,119
Butler County OH Port Authority Revenue
(StoryPoint Fairfield Project)	6.500%	1/15/52	3,975	4,056
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/37	1,750	1,866
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/47	3,195	3,368
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/50	2,500	2,629
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/37	5,700	6,446
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/47	7,200	8,022
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/31	4,500	4,947
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.250%	2/15/47	10,250	11,190
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/52	10,000	11,129
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/57	10,050	10,652
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/57	8,000	8,883
Dayton-Montgomery County OH Port Authority
Revenue (StoryPoint Troy Project)	7.125%	1/15/50	10,000	10,205
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/36	1,500	1,610
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/37	1,000	1,076
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,100	2,226
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/47	1,500	1,594
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/51	6,100	6,443
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/52	1,130	1,189
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/42	15,000	17,054
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/47	11,520	13,022
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	440	484
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	7,280	8,149
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	7,500	8,531
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,471
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.625%	6/1/18	350	346

Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.100%	3/1/19	5,250	2,349
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.760%	8/1/17	6,850	6,850
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	3,590	4,009
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	10,250	11,046
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	12/31/39	3,540	3,879
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	6/30/53	4,000	4,345
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	3,938
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	3,901
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	3,000	3,168
				272,413
Oklahoma (0.4%)
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	1,000	1,154
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/30	1,900	2,161
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/31	1,000	1,132
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/37	7,390	8,338
Oklahoma Municipal Power Authority Power
Supply System Revenue	6.000%	1/1/18 (Prere.)	4,500	4,596
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/30	965	1,126
Oklahoma Municipal Power Authority Power
Supply System Revenue	4.000%	1/1/35	580	608
Oklahoma Municipal Power Authority Power
Supply System Revenue	4.000%	1/1/36	295	308
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/38	3,500	3,950
Oklahoma Turnpike Authority Revenue	4.000%	1/1/34	4,000	4,305
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42	9,500	10,988
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/28	540	599
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/29	400	441
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/31	1,870	2,040
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/32	700	762
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.250%	11/15/37	1,000	1,105
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.250%	11/15/45	2,250	2,457
				46,070
Oregon (0.5%)
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/30	2,110	2,587

Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/32	3,635	4,397
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/34	10,000	11,991
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/32	1,800	2,043
4 Oregon Health & Science University Revenue	5.750%	7/1/19 (Prere.)	6,750	7,361
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	2,130	2,249
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,160	3,590
Port of Portland OR International Airport
Revenue	5.000%	7/1/37	2,870	3,320
Port of Portland OR International Airport
Revenue	5.000%	7/1/42	5,000	5,735
Port of Portland OR International Airport
Revenue	5.000%	7/1/47	5,000	5,699
Salem OR Hospital Facilities Authority Revenue
(Salem Health Project)	5.000%	5/15/46	8,000	8,965
Yamhill County OR Hospital Authority Revenue
(Friendsview Manor)	5.000%	11/15/46	2,250	2,342
				60,279
Pennsylvania (6.4%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	3,265	3,553
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	500	541
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	2,165	2,315
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/27	1,635	1,947
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/31 (4)	1,000	1,088
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/32 (4)	1,385	1,498
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/33 (4)	2,000	2,150
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	2,650	2,842
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/32	4,750	5,038
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	12,850	13,379
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	14,500	15,204
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	12,000	5,370
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/42	4,000	4,613
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/47	12,290	14,102
Cumberland County PA Municipal Authority
Revenue (Asbury Pennsylvania CCRC
Obligated Group)	5.250%	1/1/41	4,000	4,075

Doylestown PA Hospital Authority Revenue	5.000%	7/1/41	3,500	3,782
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,060	1,131
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/39	1,625	1,716
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/46	3,175	3,338
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) PUT	1.897%	6/1/24	18,500	18,412
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/46	7,000	8,006
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,612
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,618
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/36	1,000	1,159
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	4,285	4,758
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.125%	7/1/32	2,710	2,793
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.250%	7/1/42	4,000	4,125
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	2,940	3,059
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/35	10,000	10,349
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,000	4,463
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,895
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.000%	11/1/38	5,060	5,476
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	3,640	4,000
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,201
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	10,000	10,752
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	1,700	1,828
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	1,750	1,875

Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	2,670	3,006
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,500	2,800
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	5,000	5,058
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.375%	1/1/50	10,000	10,128
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	1,600	1,719
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	15,000	16,107
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	6,500	6,805
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	5,000	5,235
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	765	836
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (National
Gypsum Co.)	5.500%	11/1/44	5,000	5,365
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	11,140	11,213
Pennsylvania Economic Development Financing
Authority Revenue (PA Bridges Financing
Corp.)	5.000%	12/31/38	4,000	4,469
Pennsylvania Economic Development Financing
Authority Revenue (Rapid Bridge
Replacement Project)	5.000%	6/30/22	5,000	5,675
Pennsylvania Economic Development Financing
Authority Revenue (Rapid Bridge
Replacement Project)	5.000%	12/31/25	225	265
Pennsylvania Economic Development Financing
Authority Revenue (Rapid Bridge
Replacement Project)	5.000%	12/31/29	10,000	11,529
Pennsylvania GO	5.000%	8/1/32	8,235	9,330
Pennsylvania GO	5.000%	8/1/33	6,440	7,272
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing) 5.000%		7/1/41	2,275	2,470
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)
TOB VRDO	0.880%	8/7/17	7,560	7,560
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	15,120	16,943
Pennsylvania Turnpike Commission Revenue 5.000%		6/1/19 (Prere.)	6,865	7,369

Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,270	3,513
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	720	773
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	4,000	4,712
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	30,000	35,619
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	10,000	11,647
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	10,000	11,520
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,461
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	5,685
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/33	4,000	4,691
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/37	6,245	6,974
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,000	13,434
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	6,780
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,000	14,756
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,415	18,256
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,197
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	11,225	12,701
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	17,000	18,881
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	5,000	5,630
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,991
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	10,530	11,647
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/27	5,000	5,807
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/42	6,600	7,498
Philadelphia PA Authority for Industrial
Development Revenue (University of
Sciences)	5.000%	11/1/47	12,000	13,412
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	3,455	4,078
Philadelphia PA Gas Works Revenue	5.000%	8/1/27	2,000	2,340
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	2,000	2,320
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	4,200	4,884
Philadelphia PA Gas Works Revenue	5.000%	10/1/32	3,335	3,849
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,000	1,133
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,000	1,129
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	1,845	1,929
Philadelphia PA Gas Works Revenue	4.000%	10/1/36	1,750	1,825
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	5,850	6,307
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	7,930	8,524
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	15	16
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	190	200
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	12,765	13,457
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	3,500	3,951
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/42	7,850	9,068
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	7,000	7,864
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/47	25,035	28,742
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52	2,500	2,839
Philadelphia PA Water & Waste Water Revenue	5.250%	10/1/52	7,000	8,210

Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.890%	8/7/17 (4)	5,450	5,450
Pittsburgh PA GO	5.000%	9/1/25	500	605
Pittsburgh PA GO	5.000%	9/1/27	500	610
Pittsburgh PA GO	5.000%	9/1/28	565	683
Pittsburgh PA GO	4.000%	9/1/32	500	538
Pittsburgh PA GO	4.000%	9/1/33	500	535
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke's
Hospital Obligated Group)	5.000%	8/15/40	8,125	8,876
Quakertown PA General Authority Health
Facilities Revenue (LifeQuest Obligated
Group)	3.125%	7/1/21	8,365	8,366
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (Marywood University
Project)	5.000%	6/1/36	4,000	4,048
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (Marywood University
Project)	5.000%	6/1/46	7,875	7,891
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	10,000	9,842
2 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	35,000	36,475
				761,418
Puerto Rico (0.3%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/42	12,200	9,607
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	19,575	12,112
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	19,080	11,806
Puerto Rico Sales Tax Financing Corp. Revenue	5.750%	8/1/57	9,485	5,869
				39,394
Rhode Island (0.7%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/41	1,000	1,127
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Providence College)	5.000%	11/1/42	2,000	2,262
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Providence College)	5.000%	11/1/47	8,350	9,402
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/28	2,505	2,979
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/29	5,170	6,062
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/30	2,105	2,456
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/31	1,000	1,073
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/32	1,250	1,333

Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/33	1,350	1,431
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/34	1,325	1,400
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/31	4,500	5,077
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/36	8,500	9,457
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/27 (4)	10,040	11,757
Rhode Island Student Loan Authority Student
Loan Revenue	3.800%	12/1/31	3,000	3,102
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/29	4,530	5,055
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/30	4,000	4,436
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	9,285	9,310
				77,719
South Carolina (0.9%)
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/41	10,000	11,266
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,432
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/25	1,980	2,363
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/26	2,285	2,743
South Carolina Jobs Economic Development
Authority Hospital Revenue (Conway
Hospitals Inc.)	5.250%	7/1/47	7,500	8,430
South Carolina Jobs Economic Development
Authority Revenue (Care Alliance Health
Services)	5.250%	8/15/46	15,000	17,019
South Carolina Ports Authority Revenue	5.250%	7/1/55	10,245	11,517
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	1,190	1,266
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	13,810	14,696
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	7,940	8,764
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	5,335	5,824
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	5,000	5,474
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	4,000	4,365
				105,159
South Dakota (0.2%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,537

South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	10,995
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,517
				21,049
Tennessee (1.1%)
Blount County TN Health & Educational
Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/31	1,700	1,803
Blount County TN Health & Educational
Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/37	375	393
Blount County TN Health & Educational
Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/47	2,125	2,201
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	6,500	6,869
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/39	7,600	8,281
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/44	10,280	11,134
Clarksville TN Public Building Authority Revenue
(Morristown) VRDO	0.790%	8/1/17 LOC	9,170	9,170
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.790%	8/1/17 LOC	4,470	4,470
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/40	4,000	4,521
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/46	5,000	5,611
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.790%	8/1/17 LOC	9,340	9,340
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	7,280	7,838
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	2,320	2,605
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	1,010	1,137
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	6,285	7,258
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,190	2,476
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	1,665	1,936
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	5,790	6,605
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	8,060	9,490
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	3,535	4,238
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,325	19,065
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	1/1/38	860	908

Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	2,995	3,134
				130,483
Texas (8.5%)
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/28	1,200	1,414
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/28	600	692
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/29	1,100	1,288
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/29	500	573
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/30	1,000	1,162
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/30	500	569
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/31	1,200	1,384
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/32	850	954
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/32	1,100	1,263
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/33	1,800	2,057
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/34	500	556
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,175
Austin TX Airport System Revenue	5.000%	11/15/31	1,035	1,206
Austin TX Airport System Revenue	5.000%	11/15/33	1,155	1,334
Austin TX Airport System Revenue	5.000%	11/15/35	1,255	1,440
Austin TX Airport System Revenue	5.000%	11/15/37	1,410	1,611
Austin TX Airport System Revenue	5.000%	11/15/39	5,890	6,603
Austin TX Airport System Revenue	5.000%	11/15/41	2,000	2,272
Austin TX Airport System Revenue	5.000%	11/15/46	5,000	5,654
Brownsville TX Utility System Revenue	4.000%	9/1/30	10,000	10,545
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	1,500	1,754
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	2,369
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	1,640
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,300	1,472
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	6,590	7,179
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,350	1,524
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	1,650	1,889
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/36	1,375	1,571
Central Texas Regional Mobility Authority
Revenue	4.000%	1/1/41	6,000	5,964
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/43	750	817
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	1,000	1,119

Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/46	7,000	7,879
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/41	8,000	9,216
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/26	10,000	11,124
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/26	1,530	1,785
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	7,200	7,916
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	3,760	4,122
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	7,000	7,673
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	7,085	7,748
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	21,275	23,830
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	10,000	11,132
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	16,785	18,685
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	11,000	12,007
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/34	19,500	17,828
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	8,000	9,289
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/31	8,000	8,950
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/38	2,500	2,688
Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	569
Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	567
Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,242
Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,542
Houston TX Airport System Revenue	5.000%	7/15/30	11,605	12,578
Houston TX Airport System Revenue	5.000%	7/1/31	900	992
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,451
Houston TX Airport System Revenue	5.000%	7/15/35	5,000	5,322
Houston TX Airport System Revenue	5.500%	7/1/39	5,010	5,209
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	4.750%	7/1/24	17,500	19,002
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	5.000%	7/1/29	23,150	24,876
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	6.500%	7/15/30	4,000	4,427
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	222
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	16
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	11
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,419

Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,707
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,110
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,400	1,670
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/29	1,035	1,226
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/30	1,375	1,618
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/45	9,500	10,726
Lubbock TX Independent School District GO	5.750%	2/15/19 (Prere.)	4,500	4,826
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care. Project)	5.125%	2/15/42	2,750	2,856
Mission TX Economic Development Corp.
Revenue (Natgasoline Project)	5.750%	10/1/31	10,000	10,471
New Hope TX Cultural Education Facilities. First
Mortgage Revenue (Morningside Ministries
Project)	6.500%	1/1/43	4,370	4,899
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Carillon
LifeCare Community Project)	5.000%	7/1/36	2,220	2,268
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Carillon
LifeCare Community Project)	5.000%	7/1/46	2,250	2,283
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Legacy at
Willow Bend Retirement Community Project)	5.000%	11/1/36	4,605	4,877
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Legacy at
Willow Bend Retirement Community Project)	5.000%	11/1/46	3,000	3,094
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Legacy at
Willow Bend Retirement Community Project)	5.000%	11/1/51	4,750	4,910
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (MRC
Crestview Project)	3.000%	11/15/21	800	788
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (MRC
Crestview Project)	5.000%	11/15/31	850	882
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (MRC
Crestview Project)	5.000%	11/15/36	550	572
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (MRC
Crestview Project)	5.000%	11/15/46	3,200	3,301
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (MRC
Crestview Project)	5.500%	11/15/46	1,500	1,428
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (MRC
Crestview Project)	5.500%	11/15/52	1,150	1,075

New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Westminster
Manor Project)	5.000%	11/1/31	1,000	1,107
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Westminster
Manor Project)	5.000%	11/1/40	1,000	1,083
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/35	1,500	1,611
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/39	2,250	2,389
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/46	3,765	3,974
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/47	4,000	4,248
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/35	4,200	4,512
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/47	16,500	17,512
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	4/1/48	2,500	2,676
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/41	990	1,083
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/41	5,860	6,505
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	4,150	4,524
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	7,700	8,512
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	5,640	5,752
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	1,505	1,535
North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	29,000	29,588
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	7,350	7,869
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	12,585	13,518
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	22,229
North Texas Tollway Authority System Revenue	6.000%	1/1/28	1,690	1,808
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,250	7,243
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,816
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	7,973
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,425
North Texas Tollway Authority System Revenue	5.625%	1/1/33	1,000	1,019
North Texas Tollway Authority System Revenue	6.250%	1/1/39	2,895	3,086
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	5,871
2 Port Arthur TX Independent School District GO
TOB VRDO	0.850%	8/7/17 (12)	9,125	9,125
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/46	2,250	2,461
Red River TX Education Finance Corp. Revenue
(Houston Baptist University Project)	5.500%	10/1/46	4,250	4,729
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,309

SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/24	7,790	9,282
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,203
TARRANT CNTY TX CULTURAL EDU FACS
FIN CORP RETMNT FAC REVENU
MIRADOR PROJ-SER B-1-EXCHANGE	4.125%	11/15/28	3,825	3,280
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Air Force
Villages Project)	5.000%	5/15/37	6,000	6,145
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Air Force
Villages Project)	5.000%	5/15/45	10,000	10,141
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	4.500%	11/15/23	6,500	6,613
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	6.750%	11/15/47	2,000	2,137
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	6.750%	11/15/52	2,500	2,662
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	4,000	4,227
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	10,000	10,790
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	15,400	16,982
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	1,120	1,277
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	1,120	1,291
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/24	1,645	1,885
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	7,500	8,809
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	16,500	18,748
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	3,050	3,441
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	6,995	8,335
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	14,935	18,139
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	3,650	4,098
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	2,970	3,320
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	4,355	4,850
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/30	425	471
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/32	6,480	7,118
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	50	50
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	44,225	44,197

Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	4,193
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	23,098
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	11,470
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	12/31/38	13,175	15,266
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	23,525	26,324
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	2,640	3,002
Texas Private Activity Surface Transportation
Corp. Revenue	6.750%	6/30/43	24,790	28,720
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/40	4,450	4,909
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/45	5,000	5,479
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/50	6,000	6,553
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	6,280	7,063
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	31,900	35,813
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	17,925	20,052
Westlake TX Special Assessment Revenue	6.250%	9/1/40	2,500	2,487
Westlake TX Special Assessment Revenue	6.375%	9/1/45	2,500	2,494
				1,010,465
Utah (0.8%)
Salt Lake City UT Airport Revenue	5.000%	7/1/42	16,000	18,401
Salt Lake City UT Airport Revenue	5.000%	7/1/47	28,000	32,048
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	5,048
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,163
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,257
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	3,915
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,265	1,381
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	4,878
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,000	4,319
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/42	11,840	13,305
				92,715
Vermont (0.3%)
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/41	6,800	7,490
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/46	5,800	6,360

Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/37	1,500	1,691
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/38	1,750	1,970
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/39	1,130	1,271
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	1,540	1,592
1 Vermont Student Assistance Corp. Education
Loan Revenue	4.301%	12/3/35	10,000	10,465
				30,839
Virgin Islands (0.1%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	3,715
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	2,250	2,360
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30	5,000	5,552
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33	3,000	3,288
				14,915
Virginia (1.6%)
2 Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals West Apartment)	8.250%	4/1/32 (ETM)	415	545
Ballston Quarter VA Community Development
Authority Revenue	5.500%	3/1/46	2,500	2,513
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	13,500	15,127
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	6,392
Chesterfield County VA Economic Development
Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,834
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,601
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,234
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,285
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,105
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,632
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/31	750	773
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/31	5,000	5,351
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/38	10,000	10,600
2 Newport News VA Industrial Development
Authority Health System Revenue	5.330%	7/1/45	17,000	17,970

Prince William County VA Industrial
Development Agency Revenue (Westminster
Presbyterian Retirement Community Inc.)	5.000%	1/1/31	1,700	1,847
Prince William County VA Industrial
Development Agency Revenue (Westminster
Presbyterian Retirement Community Inc.)	5.000%	1/1/37	1,000	1,079
Prince William County VA Industrial
Development Agency Revenue (Westminster
Presbyterian Retirement Community Inc.)	5.000%	1/1/46	4,000	4,269
Tobacco Settlement Financing Corp. Virginia
Revenue	5.200%	6/1/46	3,000	2,899
University of Virginia Revenue	4.000%	4/1/40	5,000	5,439
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/30	1,000	1,092
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/35	1,295	1,370
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/35	2,000	2,150
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	1,755	1,832
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	8,000	8,350
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/33	11,465	12,543
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	14,043
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	12,310	13,950
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,762
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	15,000	16,271
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,469
				190,327
Washington (1.7%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/25	2,500	2,850
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,539
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,402
3 Port of Seattle WA Revenue	5.000%	5/1/29	4,000	4,775
3 Port of Seattle WA Revenue	5.000%	5/1/30	9,215	10,905
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	9,826
3 Port of Seattle WA Revenue	5.000%	5/1/31	8,000	9,418
3 Port of Seattle WA Revenue	5.000%	5/1/32	10,000	11,729
Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,825
3 Port of Seattle WA Revenue	5.000%	5/1/33	5,500	6,424
3 Port of Seattle WA Revenue	5.000%	5/1/34	2,500	2,909
Port of Seattle WA Revenue	5.000%	4/1/35	6,150	6,916

3 Port of Seattle WA Revenue	5.000%	5/1/35	3,680	4,271
Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,586
Port of Tacoma WA Revenue	5.000%	12/1/37	8,835	10,140
Port of Tacoma WA Revenue	5.000%	12/1/38	9,275	10,629
Snohomish County WA School District No. 4
(Lake Stevens) GO	4.000%	12/1/29	1,785	1,989
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,060	9,677
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/31	5,000	5,394
3 Washington Economic Development Finance
Authority Environmental Facilities Revenue
(Columbia Pulp)	7.500%	1/1/32	7,000	7,385
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/39	4,500	4,844
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	10,000	10,469
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	10,000	11,225
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,309
Washington Higher Education Facilities
Authority Revenue (Whitworth University
Project)	5.000%	10/1/40	4,040	4,491
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	6.750%	7/1/35	820	802
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/45	2,000	1,985
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/50	2,000	1,964
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/36	2,125	2,232
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/46	4,500	4,664
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/51	7,300	7,482
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,965
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,000	1,023
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	1,100	1,109
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,509
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	3,800	3,781
				197,443

West Virginia (0.4%)
West Virginia Economic Development Authority
Energy Revenue (Morgantown Energy
Associates Project)	2.875%	12/15/26	11,020	10,759
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,742
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	6,372
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/19 (Prere.)	400	433
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.375%	6/1/38	5,000	5,660
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	5,000	5,656
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,000	2,197
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,250	2,465
West Virginia Hospital Finance Authority
Hospital Revenue (West Virginia University
Health System Obligated Group)	5.000%	6/1/42	3,500	3,933
West Virginia Hospital Finance Authority
Hospital Revenue (West Virginia University
Health System Obligated Group)	5.000%	6/1/47	6,985	7,806
				48,023
Wisconsin (3.0%)
Platteville WI Redevelopment Authority Revenue
(Platteville Real Estate)	5.000%	7/1/42	3,000	3,145
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/26	2,410	2,795
Wisconsin General Fund Annual Appropriation
Revenue	6.000%	5/1/19 (Prere.)	1,610	1,751
Wisconsin General Fund Annual Appropriation
Revenue	6.000%	5/1/27	15,390	16,714
Wisconsin GO	6.250%	5/1/19 (Prere.)	20,200	22,055
Wisconsin GO	5.000%	5/1/31	8,000	9,463
Wisconsin GO	5.000%	5/1/31	4,670	5,476
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/40	5,675	6,179
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	11,670
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/33	1,105	1,206
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/36	625	676
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/39	1,550	1,670
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/37	5,000	5,375

Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,426
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/46	20,425	23,083
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	5,500	6,499
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/39	20,000	22,319
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/34	9,300	10,450
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/44	3,155	3,469
Wisconsin Public Finance Authority Airport
Facilities Revenue (AFCO Investors II
Portfolio)	5.000%	10/1/23	7,500	7,501
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	9,280	9,990
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	12,952
2 Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	3,050	3,312
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	6,825	7,088
2 Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	4,500	4,651
Wisconsin Public Finance Authority CCRC
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	14,500	17,150
Wisconsin Public Finance Authority Exempt
Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	10,692
Wisconsin Public Finance Authority Exempt
Facilities Revenue (National Gypsum Co.)	4.000%	8/1/35	7,000	6,806
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/31	3,000	3,441
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/32	4,745	5,421
Wisconsin Public Finance Authority Revenue
(American Dream at the Meadowlands
Project)	6.250%	8/1/27	10,000	10,403
Wisconsin Public Finance Authority Revenue
(American Dream at the Meadowlands
Project)	5.000%	12/1/27	5,000	5,188
Wisconsin Public Finance Authority Revenue
(American Dream at the Meadowlands
Project)	7.000%	12/1/50	25,000	27,337
Wisconsin Public Finance Authority Revenue
(Bancroft Neurohealth Obligated Group)	5.000%	6/1/22	1,425	1,512
Wisconsin Public Finance Authority Revenue
(Bancroft Neurohealth Obligated Group)	5.000%	6/1/23	1,000	1,062
Wisconsin Public Finance Authority Revenue
(Bancroft Neurohealth Obligated Group)	5.000%	6/1/36	1,500	1,507
Wisconsin Public Finance Authority Revenue
(Bancroft Neurohealth Obligated Group)	5.125%	6/1/48	5,000	5,023

Wisconsin Public Finance Authority Revenue
(Celanese Corp.)	5.000%	12/1/25	5,000	5,660
Wisconsin Public Finance Authority Revenue
(Celanese Corp.)	4.300%	11/1/30	7,210	7,498
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	5.000%	9/1/38	4,050	4,164
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	3.000%	11/15/22	2,200	2,213
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	3.500%	11/15/23	1,600	1,613
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	3.950%	11/15/24	1,250	1,262
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/37	1,000	1,075
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/42	1,230	1,318
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/47	1,225	1,308
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/52	2,300	2,447
Wisconsin Public Finance Authority Special
Facility Revenue (Million Air Two LLC
Obligation Group)	7.125%	6/1/41	16,000	15,735
Wisconsin Public Finance Authority Student
Housing Revenue (Western Carolina
University Project)	5.250%	7/1/47	3,250	3,489
				350,239
Total Tax-Exempt Municipal Bonds (Cost $11,272,949)				11,734,303

			Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
5 Vanguard Municipal Cash Management Fund
(Cost $117,224)	0.803%		1,172,245	117,236
Total Investments (100.2%) (Cost $11,390,173)				11,851,539
Other Assets and Liabilities-Net (-0.2%)				(20,198)
Net Assets (100%)				11,831,341

* 5.000% coupon rate will be effective March 2019.
1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate value of these securities was $291,165,000, representing 2.5% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2017.
4 Securities with a value of $1,337,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,734,303	—
Temporary Cash Investments	117,236	—	—
Futures Contracts—Assets[1]	221	—	—
Futures Contracts—Liabilities[1]	(231)	—	—
Total	117,226	11,734,303	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,734,303	—
Temporary Cash Investments	117,236	—	—
Futures Contracts—Assets[1]	221	—	—
Futures Contracts—Liabilities[1]	(231)	—	—
Total	117,226	11,734,303	—
1 Represents variation margin on the last day of the reporting period.

D. At July 31, 2017, the cost of investment securities for tax purposes was $11,395,806,000. Net unrealized appreciation of investment securities for tax purposes was $455,733,000, consisting of unrealized gains of $515,410,000 on securities that had risen in value since their purchase and $59,677,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Municipal Money Market Fund

Schedule of Investments (unaudited)
As of July 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.7%)
Alabama (0.8%)
1 Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue TOB VRDO	0.850%	8/7/17	5,000	5,000
1 Auburn University Alabama General Fee
Revenue TOB VRDO	0.850%	8/7/17	16,125	16,125
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.820%	8/7/17 LOC	20,000	20,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.820%	8/7/17 LOC	20,000	20,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.820%	8/7/17 LOC	20,000	20,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.820%	8/7/17 LOC	24,000	24,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.820%	8/7/17 LOC	20,000	20,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.860%	8/7/17 LOC	6,000	6,000
				131,125
Alaska (0.2%)
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.800%	8/7/17	9,900	9,900
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.800%	8/7/17	9,900	9,900
Alaska Student Loan Corp. Education Loan
Revenue VRDO	0.880%	8/7/17 LOC	9,755	9,755
				29,555
Arizona (1.4%)
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.850%	8/7/17	21,000	21,000
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.910%	8/7/17 (Prere.)	5,500	5,500
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.810%	8/7/17 LOC	9,130	9,130
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.820%	8/7/17 LOC	27,305	27,305
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.830%	8/7/17 LOC	16,525	16,525
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.840%	8/7/17 LOC	61,185	61,185
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.840%	8/7/17 LOC	19,315	19,315
1 Arizona Transportation Board Highway Revenue
TOB VRDO	0.840%	8/7/17	6,610	6,610

1	Arizona Transportation Board Highway Revenue
	TOB VRDO	0.840%	8/7/17	12,745	12,745
1,2 Mesa AZ Utility System Revenue TOB PUT		0.870%	8/3/17	11,225	11,225
1	Phoenix AZ Civic Improvement Corp. Airport
	Revenue TOB VRDO	0.890%	8/7/17	1,000	1,000
1	Phoenix AZ Civic Improvement Corp. Water
	System Revenue TOB VRDO	0.840%	8/7/17 (Prere.)	5,000	5,000
1,2 Salt River Project Arizona Agricultural
	Improvement & Power District Revenue TOB
	PUT	0.870%	8/3/17	16,000	16,000
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue TOB
	VRDO	0.850%	8/7/17	4,000	4,000
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue TOB
	VRDO	0.850%	8/7/17	5,650	5,650
1	Tempe AZ Union High School District No. 213
	GO TOB VRDO	0.850%	8/7/17	6,840	6,840
1	University of Arizona Revenue TOB VRDO	0.840%	8/7/17	6,715	6,715
					235,745
California (3.0%)
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB VRDO	0.840%	8/7/17	5,050	5,050
	California Health Facilities Financing Authority
	Revenue (Kaiser Permanente) VRDO	0.870%	8/7/17	75,495	75,495
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.840%	8/7/17	7,300	7,300
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.840%	8/7/17	18,980	18,980
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.850%	8/7/17	3,660	3,660
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.850%	8/7/17	5,000	5,000
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.850%	8/7/17	6,650	6,650
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	0.800%	8/7/17	12,270	12,270
1	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	0.850%	8/7/17	20,000	20,000
1	Foothill-De Anza CA Community College District
	GO TOB VRDO	0.850%	8/7/17	7,500	7,500
	Los Angeles CA Community Redevelopment
	Agency Multifamily Housing Revenue
	(Hollywood & Vine Apartmen	0.900%	8/7/17 LOC	21,300	21,300
1	Los Angeles CA Department of Airports
	International Airport Revenue TOB VRDO	0.840%	8/7/17	4,395	4,395
	Los Angeles CA GO	5.000%	6/28/18	76,390	79,184
	Los Angeles County CA TRAN	5.000%	6/29/18	32,000	33,183
	Mission Viejo CA Community Development
	Financing Authority Revenue (Mission Viejo
	Mall Improvement) VRDO	0.800%	8/7/17 LOC	13,900	13,900
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	0.940%	8/7/17 LOC	20,000	20,000
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	0.970%	8/7/17 LOC	10,000	10,000

1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.970%	8/7/17 LOC	59,500	59,500
Otay CA Water District (Capital Project) COP
VRDO	0.800%	8/7/17 LOC	3,810	3,810
1 Regents of the University of California Revenue
TOB VRDO	0.850%	8/7/17	14,270	14,270
1 Regents of the University of California Revenue
TOB VRDO	0.850%	8/7/17	7,600	7,600
Riverside County CA COP VRDO	0.820%	8/7/17 LOC	10,750	10,750
1 San Diego CA Community College District GO
TOB VRDO	0.870%	8/7/17 (Prere.)	1,165	1,165
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.840%	8/7/17	6,105	6,105
1 San Mateo County CA Community College
District GO TOB VRDO	0.850%	8/7/17	8,810	8,810
Ventura County CA GO	4.000%	7/2/18	50,000	51,415
1 West Valley-Mission CA Community College
District GO TOB VRDO	0.850%	8/7/17	8,500	8,500
				515,792
Colorado (4.4%)
1 Adams County CO COP TOB VRDO	0.870%	8/7/17	6,825	6,825
1 Board of Governors of the Colorado State
University System Enterprise Revenue TOB
VRDO	0.870%	8/7/17	8,665	8,665
Colorado Education Loan Program Revenue	4.000%	6/28/18	139,000	142,880
Colorado General Fund Revenue	4.000%	6/27/18	100,000	102,758
1 Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) TOB VRDO	0.850%	8/7/17	1,950	1,950
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.970%	8/7/17 (Prere.)	10,000	10,000
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.970%	8/7/17 (Prere.)	5,305	5,305
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	1.000%	8/7/17 (Prere.)	18,750	18,750
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.810%	8/7/17 LOC	11,280	11,280
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.840%	8/7/17	20,295	20,295
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.850%	8/7/17	6,000	6,000
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.850%	8/7/17	13,635	13,635
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.860%	8/7/17	7,175	7,175
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.810%	8/7/17	25,490	25,490
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.810%	8/7/17	33,495	33,495

	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.820%	8/7/17	8,250	8,250
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.830%	8/7/17	41,105	41,105
	Colorado Housing & Finance Authority Multi-
	Family Mortgage Revenue VRDO	0.840%	8/7/17	6,310	6,310
	Colorado Housing & Finance Authority Multi-
	Family Mortgage Revenue VRDO	0.840%	8/7/17	15,595	15,595
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.830%	8/7/17	8,200	8,200
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.840%	8/7/17	5,730	5,730
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.840%	8/7/17	13,020	13,020
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.850%	8/7/17	11,900	11,900
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.850%	8/7/17	3,405	3,405
1	Colorado Springs CO Utility System Revenue
	TOB VRDO	0.850%	8/7/17	9,810	9,810
	Colorado Springs CO Utility System Revenue
	VRDO	0.820%	8/7/17	32,820	32,820
	Colorado Springs CO Utility System Revenue
	VRDO	0.850%	8/7/17	10,305	10,305
1	Denver CO City & County Airport Revenue TOB
	VRDO	0.890%	8/7/17 LOC	23,995	23,995
1,2 Denver CO City & County Board of Water
	Commissioners Water Revenue TOB PUT	0.970%	8/24/17	6,720	6,720
1	Denver CO City & County Justice System
	Facilities GO TOB VRDO	0.940%	8/7/17	7,500	7,500
1	Denver CO City & County School District GO
	TOB VRDO	0.850%	8/7/17	6,300	6,300
1	University of Colorado Hospital Authority
	Revenue TOB VRDO	0.860%	8/7/17	44,470	44,470
	University of Colorado Hospital Authority
	Revenue VRDO	0.890%	8/7/17	32,685	32,685
	University of Colorado Hospital Authority
	Revenue VRDO	0.890%	8/7/17	35,125	35,125
					737,748
Connecticut (0.5%)
	Connecticut Health & Educational Facilities
	Authority Revenue (Hotchkiss School) VRDO	0.800%	8/7/17	8,640	8,640
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.) TOB
	VRDO	0.850%	8/7/17	3,200	3,200
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.) TOB
	VRDO	0.850%	8/7/17	8,000	8,000
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.) TOB
	VRDO	0.850%	8/7/17	4,445	4,445
	Connecticut Health & Educational Facilities
	Authority Revenue (Yale University) VRDO	0.830%	8/7/17 LOC	43,745	43,745
	Connecticut Housing Finance Authority Revenue
	Housing Mortgage Finance Program VRDO	0.820%	8/7/17	6,875	6,875

	Connecticut Housing Finance Authority Revenue
	Housing Mortgage Finance Program VRDO	0.830%	8/7/17	5,500	5,500
					80,405
Delaware (0.2%)
	New Castle County DE Multi-Family Rental
	Housing Revenue VRDO	0.910%	8/7/17 LOC	28,155	28,155
	New Castle County DE Student Housing
	Revenue (University Courtyard Apartments)
	VRDO	0.850%	8/7/17 LOC	13,620	13,620
					41,775
District of Columbia (1.6%)
1,2 District of Columbia GO TOB PUT		0.870%	8/3/17	5,595	5,595
1,2 District of Columbia GO TOB PUT		0.970%	8/31/17	4,020	4,020
	District of Columbia Housing Finance Agency
	Multifamily Housing Revenue (Park 7 at
	Minnesota Benning Project) VRDO	0.860%	8/7/17 LOC	16,700	16,700
1	District of Columbia Income Tax Revenue TOB
	VRDO	0.840%	8/7/17	10,000	10,000
1	District of Columbia Income Tax Revenue TOB
	VRDO	0.880%	8/7/17	7,855	7,855
	District of Columbia Revenue (American
	University) VRDO	0.820%	8/7/17 LOC	10,000	10,000
	District of Columbia Revenue (Georgetown
	University) VRDO	0.820%	8/7/17 LOC	33,150	33,150
	District of Columbia Revenue (MedStar Health,
	Inc.) VRDO	0.890%	8/7/17 LOC	10,900	10,900
	District of Columbia Revenue (The Pew
	Charitable Trust) VRDO	0.820%	8/7/17 LOC	38,780	38,780
1,2 District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB PUT	0.980%	8/24/17	9,780	9,780
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.840%	8/7/17	3,750	3,750
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.840%	8/7/17	11,870	11,870
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.850%	8/7/17	6,650	6,650
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.860%	8/7/17	6,190	6,190
	District of Columbia Water & Sewer Authority
	Public Utility Revenue VRDO	0.820%	8/7/17	10,000	10,000
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	0.840%	8/7/17 LOC	32,910	32,910
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	0.860%	8/7/17 LOC	16,200	16,200
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	0.860%	8/7/17 LOC	24,205	24,205
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue CP	0.900%	8/24/17	10,400	10,400
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue CP	0.960%	9/5/17 LOC	2,400	2,400
					271,355
Florida (4.0%)
1	Broward County FL Water & Sewer Utility
	Revenue TOB VRDO	0.840%	8/7/17	11,330	11,330
1,2 Clearwater FL Water & Sewer Revenue TOB
	PUT	0.970%	8/31/17	6,500	6,500

1,2 Florida Board of Education Public Education
	Capital Outlay GO TOB PUT	0.870%	8/3/17	4,600	4,600
1	Florida Board of Education Public Education
	Capital Outlay GO TOB VRDO	0.850%	8/7/17	8,000	8,000
1	Florida Board of Education Public Education GO
	TOB VRDO	0.850%	8/7/17	15,135	15,135
1	Florida Department of Management Services
	COP TOB VRDO	0.840%	8/7/17	6,960	6,960
1,2 Florida Department of Transportation GO TOB
	PUT	0.870%	8/7/17	11,000	11,000
	Florida Keys Aqueduct Authority Water Revenue
	VRDO	0.890%	8/7/17 LOC	38,875	38,875
1,2 Florida Turnpike Authority Revenue TOB PUT		0.870%	8/3/17	7,525	7,525
1	Greater Orlando Aviation Authority Florida
	Airport Facilities Revenue TOB VRDO	0.850%	8/7/17	12,000	12,000
1	Hillsborough County FL Aviation Authority
	Revenue (Tampa International Airport) TOB
	VRDO	1.020%	8/7/17	4,015	4,015
	Jacksonville FL Capital Project Revenue VRDO	0.860%	8/7/17 LOC	40,520	40,520
	Jacksonville FL Electric Authority Electric
	System Revenue	2.000%	10/1/17	4,000	4,007
	Jacksonville FL Electric Authority Electric
	System Revenue CP	0.950%	9/12/17	37,200	37,200
	Jacksonville FL Electric Authority Electric
	System Revenue CP	0.950%	10/5/17	7,000	7,000
	Jacksonville FL Electric Authority Electric
	System Revenue CP	0.950%	10/5/17	17,800	17,800
	Jacksonville FL Electric Authority Electric
	System Revenue CP	0.920%	10/12/17	30,965	30,965
	Jacksonville FL Electric Authority Water &
	Sewer Revenue VRDO	0.820%	8/7/17 LOC	12,250	12,250
	Jacksonville FL Electric Authority Water &
	Sewer Revenue VRDO	0.910%	8/7/17	4,840	4,840
1	Jacksonville FL Special Revenue TOB VRDO	0.840%	8/7/17	3,900	3,900
1	Miami Beach FL Resort Tax Revenue TOB
	VRDO	0.860%	8/7/17	10,000	10,000
1	Miami Beach FL Resort Tax Revenue TOB
	VRDO	0.870%	8/7/17	3,750	3,750
1	Miami-County FL Transit Sales Surtax Revenue
	TOB VRDO	0.860%	8/7/17	7,600	7,600
1	Miami-Dade County FL Building Better
	Communities GO TOB VRDO	0.840%	8/7/17	10,530	10,530
1	Miami-Dade County FL Building Better
	Communities GO TOB VRDO	0.850%	8/7/17	25,940	25,940
1	Miami-Dade County FL School Board COP TOB
	VRDO	0.900%	8/7/17 (Prere.)	20,000	20,000
	Miami-Dade County FL Seaport Revenue VRDO	0.840%	8/7/17 LOC	117,320	117,320
	North Broward FL Hospital District Revenue
	VRDO	0.800%	8/7/17 LOC	49,165	49,165
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Regional
	Healthcare System) VRDO	0.870%	8/7/17 LOC	4,240	4,240
	Orange County FL Health Facilities Authority
	Revenue (Nemours Foundation Project)
	VRDO	0.800%	8/7/17 LOC	20,570	20,570

	Orange County FL Health Facilities Authority
	Revenue (Nemours Foundation Project)
	VRDO	0.800%	8/7/17 LOC	21,375	21,375
1	Orange County FL Sales Tax Revenue TOB
	VRDO	0.850%	8/7/17	10,230	10,230
1	Orange County FL School Board COP TOB
	VRDO	0.890%	8/7/17	19,070	19,070
1	Orange County FL Tourist Development
	Revenue TOB VRDO	0.850%	8/7/17	16,665	16,665
	Orlando FL Utility Commission Utility System
	Revenue VRDO	0.820%	8/7/17	10,800	10,800
	Palm Beach County FL Revenue (Community
	Foundation Palm Beach Project) VRDO	0.850%	8/7/17 LOC	6,200	6,200
1	Palm Beach County FL School Board COP TOB
	VRDO	0.860%	8/7/17	6,590	6,590
	Pinellas County FL Health Facilities Authority
	Revenue (Baycare Health System) VRDO	0.780%	8/1/17 LOC	12,100	12,100
1	Tampa Bay FL Water Utility System Revenue
	TOB VRDO	0.840%	8/7/17	8,960	8,960
	Tampa FL Health System Revenue (BayCare
	Health System)	1.120%	2/26/18	13,500	13,500
1	Tampa FL Health System Revenue TOB VRDO	0.850%	8/7/17	4,800	4,800
					683,827
Georgia (1.5%)
1	Atlanta GA Water & Wastewater Revenue TOB
	VRDO	0.850%	8/7/17	23,865	23,865
	Burke County GA Development Authority
	Pollution Control Revenue (Oglethorpe Power
	Corp. Vogtle Project) VRDO	0.850%	8/7/17 LOC	30,300	30,300
	Cobb County GA Hospital Authority Revenue
	(Equipment Pool Project) VRDO	0.820%	8/7/17 LOC	25,000	25,000
	Cobb County GA Hospital Authority Revenue
	(Equipment Pool Project) VRDO	0.820%	8/7/17 LOC	7,100	7,100
1	DeKalb County GA Water & Sewer Revenue
	TOB VRDO	0.850%	8/7/17	11,990	11,990
1	DeKalb County GA Water & Sewer Revenue
	TOB VRDO	0.870%	8/7/17	9,100	9,100
1	Fulton County GA Development Authority
	Revenue (Piedmont Healthcare Inc. Project)
	TOB VRDO	0.840%	8/7/17	22,835	22,835
	Fulton County GA Development Authority
	Revenue (Shepherd Center Inc. Project)
	VRDO	0.850%	8/7/17 LOC	51,200	51,200
1,2 Fulton County GA GO TOB PUT		0.870%	8/3/17	12,380	12,380
	Municipal Electric Authority Georgia Revenue
	(Project One) CP	0.950%	8/18/17 LOC	24,112	24,112
	Municipal Electric Authority Georgia Revenue
	(Project One) CP	0.910%	9/22/17	11,112	11,112
1	Private Colleges & University Authority of
	Georgia Revenue (Emory University) TOB
	VRDO	0.840%	8/7/17	5,635	5,635
	Private Colleges & University Authority of
	Georgia Revenue (Emory University) VRDO	0.790%	8/7/17	28,400	28,400
					263,029

Hawaii (0.4%)
	Hawaii Department of Budget & Finance Special
	Purpose Revenue (Queens Health System)
	PUT	1.270%	2/26/18	39,520	39,520
	Hawaii Department of Budget & Finance Special
	Purpose Revenue (Queens Health System)
	PUT	1.270%	2/26/18	18,295	18,295
1,2 Hawaii GO TOB PUT		0.870%	8/3/17	8,660	8,660
					66,475
Idaho (0.7%)
	Idaho Building Authority Revenue (Prison
	Facilities Project) VRDO	0.840%	8/7/17	27,165	27,165
	Idaho TAN	4.000%	6/29/18	85,000	87,368
					114,533
Illinois (5.6%)
	Channahon IL Revenue (Morris Hospital) VRDO	0.840%	8/7/17 LOC	4,375	4,375
	Channahon IL Revenue (Morris Hospital) VRDO	0.840%	8/7/17 LOC	4,775	4,775
	Channahon IL Revenue (Morris Hospital) VRDO	0.840%	8/7/17 LOC	6,320	6,320
	Channahon IL Revenue (Morris Hospital) VRDO	0.840%	8/7/17 LOC	4,345	4,345
	Channahon IL Revenue (Morris Hospital) VRDO	0.840%	8/7/17 LOC	3,810	3,810
1	Chicago IL Metropolitan Water Reclamation
	District GO TOB VRDO	0.900%	8/7/17	12,000	12,000
	Chicago IL Midway Airport Revenue VRDO	0.860%	8/7/17 LOC	17,400	17,400
	Chicago IL Midway Airport Revenue VRDO	0.910%	8/7/17 LOC	20,000	20,000
1	Chicago IL O'Hare International Airport Revenue
	TOB VRDO	0.920%	8/7/17 (Prere.)	21,135	21,135
	Du Page County IL Revenue (Morton
	Arboretum) VRDO	0.820%	8/7/17 LOC	8,100	8,100
	Illinois Development Finance Authority Revenue
	(American College of Surgeons) VRDO	0.810%	8/7/17 LOC	20,182	20,182
	Illinois Development Finance Authority Revenue
	(Chicago Horticultural Society) VRDO	0.850%	8/7/17 LOC	16,000	16,000
	Illinois Development Finance Authority Revenue
	(McCormick Theological Seminary) VRDO	0.810%	8/7/17 LOC	21,035	21,035
	Illinois Educational Facilities Authority (Pooled
	Financing Program) CP	0.910%	8/8/17 LOC	20,655	20,655
	Illinois Educational Facilities Authority (Pooled
	Financing Program) CP	0.920%	9/5/17 LOC	5,000	5,000
	Illinois Educational Facilities Authority (Pooled
	Financing Program) CP	0.940%	9/7/17 LOC	21,143	21,143
	Illinois Educational Facilities Authority (Pooled
	Financing Program) CP	0.920%	9/12/17 LOC	37,140	37,140
	Illinois Educational Facilities Authority Revenue
	(Columbia College Chicago) VRDO	0.880%	8/7/17 LOC	15,750	15,750
1	Illinois Educational Facilities Authority Revenue
	(University of Chicago) TOB VRDO	0.850%	8/7/17	5,200	5,200
	Illinois Educational Facilities Authority Revenue
	(University of Chicago) VRDO	0.810%	8/7/17	2,772	2,772
	Illinois Finance Authority Revenue (Advocate
	Health Care Network) PUT	1.120%	2/26/18	6,500	6,500
1	Illinois Finance Authority Revenue (Advocate
	Health Care Network) TOB VRDO	0.840%	8/7/17	2,250	2,250
1	Illinois Finance Authority Revenue (Advocate
	Health Care Network) TOB VRDO	0.840%	8/7/17	8,000	8,000
	Illinois Finance Authority Revenue (Advocate
	Health Care Network) VRDO	0.820%	8/7/17	3,600	3,600

Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.880%	8/7/17	55,440	55,440
1 Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago) TOB VRDO	0.840%	8/7/17	10,000	10,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.820%	8/7/17 LOC	28,385	28,385
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.840%	8/7/17 LOC	20,000	20,000
1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.840%	8/7/17	13,125	13,125
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.850%	8/7/17 LOC	24,000	24,000
Illinois Finance Authority Revenue (Edward
Hospital) VRDO	0.850%	8/7/17 LOC	25,885	25,885
Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.880%	8/7/17 LOC	8,025	8,025
Illinois Finance Authority Revenue (Illinois
College) VRDO	0.810%	8/7/17 LOC	5,690	5,690
1 Illinois Finance Authority Revenue (NorthShore
University Health System) TOB VRDO	0.840%	8/7/17	4,375	4,375
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.840%	8/7/17	6,000	6,000
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.780%	8/7/17	26,195	26,195
Illinois Finance Authority Revenue (Trinity
International University) VRDO	0.820%	8/7/17 LOC	5,600	5,600
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.850%	8/7/17	19,835	19,835
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.850%	8/7/17 (Prere.)	10,200	10,200
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.870%	8/7/17	30,825	30,825
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.810%	8/7/17	13,756	13,756
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.810%	8/7/17	15,900	15,900
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.880%	8/7/17 LOC	50,000	50,000
Illinois Housing Development Authority Revenue
(Lakeshore Plaza) VRDO	0.820%	8/7/17	21,555	21,555
Illinois Housing Development Authority Revenue
(Larkin Village) VRDO	0.890%	8/7/17	11,290	11,290
1 Illinois Toll Highway Authority Revenue TOB
VRDO	0.850%	8/7/17 LOC	46,015	46,015
1 Illinois Toll Highway Authority Revenue TOB
VRDO	0.870%	8/7/17	3,100	3,100
Illinois Toll Highway Authority Revenue VRDO	0.820%	8/7/17	62,305	62,305
Illinois Toll Highway Authority Revenue VRDO	0.850%	8/7/17 LOC	70,180	70,180
Illinois Toll Highway Authority Revenue VRDO	0.850%	8/7/17 LOC	5,000	5,000
Illinois Toll Highway Authority Revenue VRDO	0.850%	8/7/17 LOC	16,500	16,500
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.840%	8/7/17	8,995	8,995
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.920%	8/7/17	30,565	30,565

Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.) CP	0.870%	8/17/17	10,000	10,000
				946,228
Indiana (1.2%)
DeKalb County IN Economic Development
Revenue (New Process Steel, LP Project)
VRDO	0.920%	8/7/17 LOC	5,000	5,000
Indiana Bond Bank Advanced Funding Program
Revenue	3.000%	1/3/18	15,000	15,123
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.840%	8/7/17 LOC	33,140	33,140
1 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) TOB VRDO	0.860%	8/7/17	2,500	2,500
1 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
TOB VRDO	0.870%	8/7/17	12,000	12,000
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.790%	8/7/17 LOC	2,360	2,360
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.800%	8/7/17 LOC	17,210	17,210
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.810%	8/7/17	52,025	52,025
Indiana Finance Authority Revenue (Trinity
Health) VRDO	0.800%	8/7/17	22,695	22,695
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana
University Health Obligated Group) VRDO	0.840%	8/7/17 LOC	4,000	4,000
Indiana Municipal Power Agency Revenue
VRDO	0.900%	8/7/17 LOC	350	350
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	1.020%	8/7/17	13,360	13,360
Indianapolis IN Multi-Family Housing Revenue
VRDO	0.810%	8/7/17 LOC	23,700	23,700
				203,463
Iowa (0.2%)
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.830%	8/7/17	20,000	20,000
1 Iowa Special Obligation Revenue (Ijobs
Program) TOB VRDO	0.900%	8/7/17 (Prere.)	8,500	8,500
				28,500
Kansas (0.1%)
1 Kansas Department of Transportation Highway
Revenue TOB VRDO	0.850%	8/7/17	1,600	1,600
1 Wyandotte County KS Unified School District
No. 500 GO TOB VRDO	0.840%	8/7/17	10,100	10,100
1 Wyandotte County KS Unified School District
No. 500 GO TOB VRDO	0.900%	8/7/17	12,400	12,400
				24,100
Kentucky (0.2%)
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue (St.
Elizabeth Medical Center Inc.) VRDO	0.820%	8/7/17	17,100	17,100

1	Kentucky Infrastructure Authority Wastewater &
	Drinking Water Revenue TOB VRDO	0.850%	8/7/17	7,190	7,190
1	Louisville & Jefferson County KY Metropolitan
	Government Parking Revenue TOB VRDO	0.840%	8/7/17	6,130	6,130
					30,420
Louisiana (0.7%)
	East Baton Rouge Parish LA Sales Tax
	Revenue VRDO	0.850%	8/7/17 LOC	14,175	14,175
	Louisiana Public Facilities Authority Revenue
	(CHRISTUS Health) VRDO	0.830%	8/7/17 LOC	19,310	19,310
	St. James Parish LA Revenue (NuStar Logistics
	LP Project) VRDO	0.840%	8/7/17 LOC	55,440	55,440
	St. James Parish LA Revenue (NuStar Logistics
	LP Project) VRDO	0.850%	8/7/17 LOC	34,300	34,300
					123,225
Maine (0.0%)
1	Maine Health & Higher Educational Facilities
	Authority Revenue (Bowdoin College) TOB
	VRDO	0.850%	8/7/17	6,760	6,760

Maryland (1.4%)
1	Baltimore MD GO TOB VRDO	0.840%	8/7/17	7,500	7,500
1	Baltimore MD Project Revenue TOB VRDO	0.850%	8/7/17	6,665	6,665
1	Baltimore MD Project Revenue TOB VRDO	0.860%	8/7/17	6,000	6,000
1	Baltimore MD Project Revenue TOB VRDO	0.860%	8/7/17	8,185	8,185
1	Baltimore MD Project Revenue TOB VRDO	0.860%	8/7/17	5,080	5,080
1	Maryland Health & Higher Educational Facilities
	Authority Revenue (Johns Hopkins Health
	System) TOB VRDO	0.850%	8/7/17	6,665	6,665
1	Maryland Health & Higher Educational Facilities
	Authority Revenue (Johns Hopkins University)
	TOB VRDO	0.850%	8/7/17	10,465	10,465
	Maryland Health & Higher Educational Facilities
	Authority Revenue (University of Maryland
	Medical Sy	0.820%	8/7/17 LOC	56,920	56,920
1,2 Maryland Transportation Authority Facilities
	Projects Revenue TOB PUT	0.970%	10/26/17	10,000	10,000
1	Maryland Transportation Authority Facilities
	Projects Revenue TOB VRDO	0.890%	8/7/17	5,000	5,000
	Montgomery County MD GO CP	0.920%	9/6/17	17,300	17,300
	Montgomery County MD GO CP	0.950%	9/13/17	25,000	25,000
	Montgomery County MD GO CP	0.960%	9/14/17	10,000	10,000
	Montgomery County MD GO CP	0.940%	10/4/17	35,200	35,200
1,2 University of Maryland Auxiliary Facility & Tuition
	Revenue TOB PUT	0.970%	9/14/17	6,700	6,700
	Washington MD Suburban Sanitary Commission
	BAN VRDO	0.810%	8/7/17	19,900	19,900
	Washington Suburban Sanitation District
	Maryland GO VRDO	0.810%	8/7/17	4,140	4,140
					240,720
Massachusetts (1.7%)
1,2 Billerica MA GO TOB PUT		0.980%	8/10/17	4,300	4,300
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue PUT	1.120%	2/26/18	8,220	8,220
	Massachusetts Development Finance Agency
	Revenue (Cushing Academy Issue) VRDO	0.820%	8/7/17 LOC	17,630	17,630

1	Massachusetts Development Finance Agency
	Revenue (Partners Healthcare) TOB VRDO	0.840%	8/7/17	2,000	2,000
	Massachusetts GO	4.000%	8/1/17	5,645	5,645
1	Massachusetts GO TOB VRDO	0.800%	8/1/17 LOC	8,300	8,300
1	Massachusetts GO TOB VRDO	0.840%	8/7/17	4,515	4,515
1	Massachusetts GO TOB VRDO	0.840%	8/7/17	3,750	3,750
1	Massachusetts GO TOB VRDO	0.860%	8/7/17	3,335	3,335
1	Massachusetts GO TOB VRDO	0.860%	8/7/17	3,750	3,750
	Massachusetts Health & Educational Facilities
	Authority Revenue (MIT) VRDO	0.800%	8/7/17	42,730	42,730
	Massachusetts Health & Educational Facilities
	Authority Revenue (Partners Healthcare
	System) VRDO	0.800%	8/7/17	4,800	4,800
	Massachusetts Health & Educational Facilities
	Authority Revenue (Pool Loan Program)
	VRDO	0.860%	8/7/17 LOC	8,200	8,200
1,2 Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB PUT	0.870%	8/3/17	3,900	3,900
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.840%	8/7/17	5,000	5,000
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.840%	8/7/17	2,300	2,300
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.850%	8/7/17	4,125	4,125
1	Massachusetts Water Resources Authority
	Revenue TOB VRDO	0.840%	8/7/17 (Prere.)	5,000	5,000
	Massachusetts Water Resources Authority
	Revenue VRDO	0.840%	8/7/17	39,020	39,020
	Massachusetts Water Resources Authority
	Revenue VRDO	0.890%	8/7/17	8,300	8,300
	University of Massachusetts Building Authority
	Revenue PUT	1.120%	2/26/18	61,935	61,935
1	University of Massachusetts Building Authority
	Revenue TOB VRDO	0.850%	8/7/17	8,000	8,000
	University of Massachusetts Building Authority
	Revenue VRDO	0.810%	8/7/17	10,215	10,215
	Worcester MA BAN	2.000%	1/23/18	16,500	16,573
					281,543
Michigan (1.4%)
1	Detroit MI Sewage Disposal System Revenue
	TOB VRDO	0.860%	8/7/17 (13)	18,150	18,150
1	Detroit MI Sewage Disposal System Revenue
	TOB VRDO	0.860%	8/7/17 (13)	10,595	10,595
	Kent Hospital Finance Authority Michigan
	Revenue (Spectrum Health System) PUT	1.070%	2/26/18	32,255	32,255
1	Michigan Building Authority Revenue TOB
	VRDO	0.920%	8/7/17	8,500	8,500
1	Michigan Finance Authority Revenue (Trinity
	Health Credit Group) TOB VRDO	0.850%	8/7/17 LOC	14,300	14,300
1	Michigan Hospital Finance Authority Revenue
	(Ascension Health Credit Group) TOB VRDO	0.850%	8/7/17	4,475	4,475
	Michigan Hospital Finance Authority Revenue
	(Ascension Health Credit Group) VRDO	0.820%	8/7/17	22,800	22,800
	Michigan Housing Development Authority Single
	Family Mortgage Revenue VRDO	0.840%	8/7/17	56,700	56,700
	Michigan Housing Development Authority Single
	Family Mortgage Revenue VRDO	1.000%	8/7/17	46,000	46,000

	Oakland University of Michigan Revenue VRDO	0.840%	8/7/17 LOC	10,170	10,170
1	University of Michigan Revenue TOB VRDO	0.850%	8/7/17	6,190	6,190
1	University of Michigan Revenue TOB VRDO	0.850%	8/7/17	1,400	1,400
					231,535
Minnesota (0.7%)
1	Minneapolis MN Health Care System Revenue
	(Fairview Health Services) TOB VRDO	0.850%	8/7/17 LOC	16,400	16,400
1	Minneapolis MN Health Care System Revenue
	(Fairview Health Services) TOB VRDO	0.850%	8/7/17 LOC	40,150	40,150
1	Minnesota GO TOB VRDO	0.840%	8/7/17	3,510	3,510
	Minnesota Housing Finance Agency Residential
	Housing Revenue VRDO	0.830%	8/7/17	4,500	4,500
	Minnesota Housing Finance Agency Residential
	Housing Revenue VRDO	0.890%	8/7/17	13,150	13,150
	Minnesota Housing Finance Agency Residential
	Housing Revenue VRDO	0.890%	8/7/17	23,410	23,410
	St. Paul MN Housing & Redevelopment
	Authority Revenue (Highland Ridge Project)
	VRDO	0.830%	8/7/17 LOC	5,250	5,250
1	Western Minnesota Municipal Power Agency
	Revenue TOB VRDO	0.850%	8/7/17	6,665	6,665
					113,035
Mississippi (0.4%)
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	0.720%	8/1/17	11,600	11,600
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	0.770%	8/1/17	8,010	8,010
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	0.790%	8/7/17	13,000	13,000
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (North Mississippi Health
	Services) VR	0.790%	8/7/17	11,150	11,150
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (North Mississippi Health
	Services) VRDO	0.790%	8/7/17	26,519	26,519
					70,279
Missouri (2.2%)
	Curators of the University of Missouri System
	Facilities Revenue CP	0.940%	10/4/17	12,000	12,000
1,2 Kansas City MO Water Revenue TOB PUT		0.980%	8/24/17	8,610	8,610
	Missouri Health & Educational Facilities
	Authority Health Facilities CP	0.900%	8/8/17	30,000	30,000
1	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) TOB VRDO	0.840%	8/7/17	7,500	7,500
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.790%	8/7/17	77,500	77,500
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.800%	8/7/17	79,400	79,400

	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.800%	8/7/17	64,000	64,000
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.800%	8/7/17	55,000	55,000
	Missouri Health & Educational Facilities
	Authority Revenue (Ascension Health Credit
	Group) VRDO	0.780%	8/7/17	9,450	9,450
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	0.840%	8/7/17	5,570	5,570
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	0.840%	8/7/17	20,865	20,865
1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	0.850%	8/7/17	1,670	1,670
1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	0.850%	8/7/17	2,670	2,670
					374,235
Multiple States (14.4%)
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.840%	8/7/17 LOC	55,620	55,620
1,3 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.860%	8/7/17 LOC	358,160	358,160
1,3 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.860%	8/7/17 LOC	368,099	368,099
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.900%	8/7/17 LOC	17,395	17,395
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.900%	8/7/17 LOC	39,020	39,020
1,3 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.920%	8/7/17 LOC	31,730	31,730
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.950%	8/7/17 LOC	65,850	65,850
1	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	0.900%	8/7/17 LOC	101,300	101,300
1	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	0.930%	8/7/17 LOC	94,600	94,600
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.910%	8/7/17 LOC	135,600	135,600
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.920%	8/7/17 LOC	84,800	84,800
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.920%	8/7/17	148,900	148,900
1	Nuveen Municipal Credit Income Fund VRDP
	VRDO	0.940%	8/7/17 LOC	102,000	102,000
1	Nuveen Municipal Credit Income Fund VRDP
	VRDO	1.050%	8/7/17 LOC	180,000	180,000
1	Nuveen Municipal Credit Income Fund VRDP
	VRDO	1.050%	8/7/17 LOC	183,400	183,400
1	Nuveen Quality Municipal Income Fund VRDP
	VRDO	1.020%	8/7/17 LOC	103,000	103,000
1	Nuveen Quality Municipal Income Fund VRDP
	VRDO	1.020%	8/7/17 LOC	92,400	92,400
1	Nuveen Quality Municipal Income Fund VRDP
	VRDO	1.020%	8/7/17 LOC	100,000	100,000

1	Western Asset Managed Municipals Fund Inc.
	VRDP VRDO	1.070%	8/7/17 LOC	119,075	119,075
1	Western Asset Municipal Partners Fund Inc.
	VRDP VRDO	1.070%	8/7/17 LOC	50,200	50,200
					2,431,149
Nebraska (1.1%)
1	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System) TOB VRDO	0.850%	8/7/17 (13)	10,060	10,060
	Lincoln NE Electric System Revenue CP	0.950%	10/4/17	22,750	22,750
1	Nebraska Investment Finance Authority
	Multifamily Housing Revenue (Riverbend
	Apartments Project) VRDO	0.880%	8/7/17 LOC	5,520	5,520
	Nebraska Investment Finance Authority Single
	Family Housing Revenue VRDO	0.800%	8/7/17	52,565	52,565
1	Nebraska Public Power Agency Revenue TOB
	VRDO	0.860%	8/7/17 (13)	27,500	27,500
1	Nebraska Public Power Generation Agency
	Revenue (Whelan Energy Center Unit 2) TOB
	VRDO	0.860%	8/7/17 (13)	76,870	76,870
					195,265
Nevada (2.3%)
	Clark County NV Airport Improvement Revenue
	VRDO	0.830%	8/7/17 LOC	4,050	4,050
	Clark County NV Airport Improvement Revenue
	VRDO	0.870%	8/7/17 LOC	21,300	21,300
	Clark County NV Airport Improvement Revenue
	VRDO	0.880%	8/7/17 LOC	5,480	5,480
	Clark County NV Airport System Revenue
	VRDO	0.920%	8/7/17 LOC	7,800	7,800
	Clark County NV Economic Development
	Revenue (Opportunity Village Foundation
	Project) VRDO	0.830%	8/7/17 LOC	14,900	14,900
1,2 Clark County NV GO TOB PUT		0.970%	9/21/17	8,640	8,640
1	Clark County NV Water Reclamation District GO
	TOB VRDO	0.840%	8/7/17	14,805	14,805
1	Las Vegas NV GO TOB VRDO	0.850%	8/7/17	8,330	8,330
1	Las Vegas NV GO TOB VRDO	0.880%	8/7/17 (Prere.)	10,850	10,850
	Las Vegas Valley Water District Nevada GO CP	0.950%	8/1/17	50,000	50,000
	Las Vegas Valley Water District Nevada GO CP	0.950%	9/26/17	50,000	50,000
	Las Vegas Valley Water District Nevada GO CP	0.920%	10/3/17	22,000	22,000
	Las Vegas Valley Water District Nevada GO CP	0.920%	10/10/17	50,000	50,000
1	Las Vegas Valley Water District Nevada GO
	TOB VRDO	0.850%	8/7/17	16,500	16,500
1	Las Vegas Valley Water District Nevada GO
	TOB VRDO	0.860%	8/7/17	7,185	7,185
1	Las Vegas Valley Water District Nevada GO
	TOB VRDO	0.860%	8/7/17	22,475	22,475
1	Nevada Capital Improvement & Cultural Affairs
	GO TOB VRDO	0.840%	8/7/17	9,510	9,510
1	Nevada GO TOB VRDO	0.860%	8/7/17	12,150	12,150
1,2 Nevada Highway Improvement Revenue (Motor
	Vehicle Fuel Tax) TOB PUT	1.090%	8/31/17	12,000	12,000
	Nevada Housing Division Multi-Unit Housing
	Revenue (City Center Project) VRDO	0.970%	8/7/17 LOC	7,440	7,440

Reno NV Hospital Revenue (Renown Regional
Medical Center Project) VRDO	0.830%	8/7/17 LOC	27,500	27,500
				382,915
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.880%	8/7/17	13,225	13,225

New Jersey (3.6%)
Burlington County NJ BAN	5.000%	5/14/18	48,200	49,643
Burlington Township NJ GO	2.000%	10/5/17	6,574	6,584
Cherry Hill Township NJ BAN	2.000%	10/18/17	21,253	21,295
Clifton NJ BAN	2.000%	10/10/17	17,983	18,019
Fort Lee NJ BAN	2.000%	11/10/17	4,290	4,303
Haddonfield NJ BAN	2.500%	6/22/18	16,371	16,570
Hazlet Township NJ School District GO	2.000%	9/15/17	7,500	7,507
Hudson County NJ BAN	2.500%	12/14/17	39,000	39,186
Hudson County NJ Improvement Authority
Pooled Revenue	2.000%	11/1/17	5,340	5,355
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	6/15/18	3,050	3,080
Lakewood Township NJ BAN	2.000%	12/5/17	6,925	6,946
Livingston Township NJ BAN	2.250%	7/26/18	8,457	8,550
4 Mahwah Township NJ BAN	2.000%	8/3/18	7,625	7,694
Mercer County NJ BAN	2.000%	8/30/17	18,700	18,716
4 Monroe Township NJ BAN	2.000%	6/13/18	21,528	21,699
Morris Plains NJ BAN	2.250%	6/29/18	5,475	5,531
Mount Laurel Township NJ BAN	2.000%	3/7/18	9,144	9,196
New Jersey Economic Development Authority
Industrial Development Revenue (Ocean
Spray Cranberries Inc. Project) VRDO	0.970%	8/7/17 LOC	8,000	8,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Lincoln Towers Project) P	1.300%	10/16/17	26,000	26,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.850%	8/7/17 LOC	6,200	6,200
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.880%	8/7/17 LOC	3,880	3,880
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.830%	8/7/17	62,340	62,340
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.860%	8/7/17	33,600	33,600
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.880%	8/7/17	10,725	10,725
North Brunswick Township NJ BAN	2.000%	7/25/18	31,985	32,295
Ocean City NJ BAN	2.000%	6/14/18	20,000	20,165
4 Rahway NJ BAN	2.250%	8/2/18	10,760	10,875
Robbinsville Township NJ BAN	2.000%	7/26/18	18,424	18,589
Secaucus NJ BAN	2.000%	8/10/17	4,615	4,616
Sussex County NJ GO	2.000%	6/27/18	19,394	19,550
Union County NJ BAN	2.250%	6/22/18	74,850	75,725
Wayne Township NJ BAN	2.000%	7/13/18	18,405	18,562

West Milford NJ Township BAN	2.000%	9/22/17	10,189	10,205
				611,201
New Mexico (0.5%)
1 New Mexico Educational Assistance Foundation
Revenue TOB VRDO	0.890%	8/7/17 LOC	37,425	37,425
New Mexico Finance Authority Transportation
Revenue VRDO	0.810%	8/7/17 LOC	25,650	25,650
1 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.840%	8/7/17 (Prere.)	6,665	6,665
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.820%	8/7/17	19,605	19,605
				89,345
New York (12.5%)
1 Battery Park City Authority New York Revenue
TOB VRDO	0.800%	8/1/17 LOC	21,200	21,200
Clarkstown NY Central School District BAN	2.250%	7/27/18	7,000	7,079
Fairport NY Central School District BAN	2.500%	6/25/18	11,865	12,009
Grand Island NY BAN	2.000%	10/12/17	8,306	8,322
Kenmore-Tonawanda NY Union Free School
District BAN	2.000%	6/14/18	35,301	35,562
Kingston NY City School District BAN	2.000%	6/14/18	60,500	60,947
Nassau County NY Health Care Corp. Revenue
VRDO	0.820%	8/7/17 LOC	7,520	7,520
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.820%	8/7/17	23,280	23,280
New Rochelle NY BAN	2.000%	3/2/18	7,060	7,098
New Rochelle NY City School District BAN	2.500%	7/13/18	19,000	19,239
1 New York City NY GO TOB VRDO	0.850%	8/7/17	8,250	8,250
1 New York City NY GO TOB VRDO	0.860%	8/7/17	23,090	23,090
New York City NY GO VRDO	0.720%	8/1/17	2,300	2,300
New York City NY GO VRDO	0.720%	8/1/17 LOC	3,400	3,400
New York City NY GO VRDO	0.760%	8/1/17 LOC	2,700	2,700
New York City NY GO VRDO	0.760%	8/1/17	11,500	11,500
New York City NY GO VRDO	0.780%	8/7/17 LOC	47,415	47,415
New York City NY GO VRDO	0.800%	8/7/17 LOC	14,465	14,465
New York City NY GO VRDO	0.820%	8/7/17 LOC	11,700	11,700
New York City NY GO VRDO	0.840%	8/7/17 LOC	46,700	46,700
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.810%	8/7/17 LOC	8,835	8,835
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.900%	8/7/17 LOC	9,815	9,815
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.820%	8/7/17 LOC	35,200	35,200
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Bruckner by
the Bridge) VRDO	0.850%	8/7/17 LOC	11,900	11,900
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot
Chelsea Development	0.850%	8/7/17 LOC	12,925	12,925
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.880%	8/7/17 LOC	10,000	10,000

New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.820%	8/7/17 LOC	114,000	114,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.820%	8/7/17 LOC	25,200	25,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apart	0.880%	8/7/17 LOC	38,200	38,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Lexington Courts) VRDO	0.850%	8/7/17 LOC	7,700	7,700
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Proper	0.940%	8/7/17 LOC	81,300	81,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (The
Balton) VRDO	0.840%	8/7/17 LOC	8,300	8,300
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	0.820%	8/7/17 LOC	21,400	21,400
New York City NY Housing Finance Agency
Revenue (900 Eighth Avenue) VRDO	0.950%	8/7/17 LOC	26,500	26,500
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project) VRDO	0.810%	8/7/17 LOC	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.840%	8/7/17	1,505	1,505
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.850%	8/7/17	8,330	8,330
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.850%	8/7/17	5,650	5,650
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.850%	8/7/17	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.880%	8/7/17	16,800	16,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.800%	8/7/17	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.800%	8/7/17	7,000	7,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.800%	8/7/17	6,670	6,670
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.800%	8/7/17	30,670	30,670
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.840%	8/7/17	48,000	48,000

1 New York City NY Municipal Water Finance
Authority Water and Sewer System Revenue
TOB VRDO	0.850%	8/7/17	6,800	6,800
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.850%	8/7/17	10,535	10,535
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.830%	8/7/17	12,500	12,500
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.830%	8/7/17	8,510	8,510
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.840%	8/7/17	1,500	1,500
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.850%	8/7/17	6,200	6,200
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.800%	8/7/17	110,045	110,045
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.820%	8/7/17	3,300	3,300
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.800%	8/7/17	8,000	8,000
1 New York Liberty Development Corp. Revenue
(Bank of America Tower at One Bryant Park
Project) TOB VR	0.850%	8/7/17	9,000	9,000
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.870%	8/7/17	22,200	22,200
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.810%	8/7/17 LOC	36,200	36,200
New York Metropolitan Transportation Authority
Revenue VRDO	0.780%	8/7/17 LOC	12,295	12,295
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.850%	8/7/17	5,820	5,820
New York State Dormitory Authority Revenue
(Blythedale Children's Hospital) VRDO	0.810%	8/7/17 LOC	22,400	22,400
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.830%	8/7/17 LOC	4,725	4,725
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.840%	8/7/17	1,875	1,875
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.840%	8/7/17	13,000	13,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.840%	8/7/17	6,425	6,425
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.850%	8/7/17	5,000	5,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.820%	8/7/17	2,275	2,275
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.840%	8/7/17 LOC	79,370	79,370
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.800%	8/7/17 LOC	17,385	17,385
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving	0.840%	8/7/17	3,640	3,640
New York State Housing Finance Agency
Housing Revenue (150 East 44th Street)
VRDO	0.950%	8/7/17 LOC	71,000	71,000

New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.820%	8/7/17 LOC	91,900	91,900
New York State Housing Finance Agency
Housing Revenue (316 11th Avenue) VRDO	0.900%	8/7/17 LOC	20,000	20,000
New York State Housing Finance Agency
Housing Revenue (316 Eleventh Avenue)
VRDO	0.820%	8/7/17 LOC	25,000	25,000
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.820%	8/7/17 LOC	1,200	1,200
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.820%	8/7/17 LOC	18,500	18,500
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.820%	8/7/17 LOC	8,400	8,400
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.820%	8/7/17 LOC	37,000	37,000
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.850%	8/7/17 LOC	7,185	7,185
New York State Housing Finance Agency
Housing Revenue (Dock Street) VRDO	0.840%	8/7/17 LOC	4,305	4,305
New York State Housing Finance Agency
Housing Revenue (Riverside Center 2) VRDO	0.820%	8/7/17 LOC	8,300	8,300
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.850%	8/7/17 LOC	29,980	29,980
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.820%	8/7/17 LOC	13,000	13,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.880%	8/7/17 LOC	3,450	3,450
New York State Housing Finance Agency
Revenue (West 38th Street) VRDO	0.950%	8/7/17 LOC	46,800	46,800
New York State Local Government Assistance
Corp. Revenue VRDO	0.820%	8/7/17	63,005	63,005
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.800%	8/1/17	800	800
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.840%	8/1/17	14,200	14,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.880%	8/7/17	24,630	24,630
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.900%	8/7/17	16,350	16,350
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.900%	8/7/17	35,000	35,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.820%	8/7/17 LOC	7,020	7,020
1 Nuveen New York Quality Municipal Fund VRDP
VRDO	0.940%	8/7/17 LOC	33,700	33,700
Nyack NY Union Free School District GO	2.500%	6/22/18	9,500	9,619
Orchard Park NY Central School District BAN	3.000%	4/6/18	11,640	11,782
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.840%	8/7/17	3,055	3,055
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.850%	8/7/17	1,220	1,220
4 Port Washington NY Union Free School District
GO	2.250%	6/21/18	16,000	16,165

Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.820%	8/7/17 LOC	1,840	1,840
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.840%	8/7/17 LOC	72,295	72,295
Ulster County NY BAN	2.000%	11/22/17	6,955	6,978
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.840%	8/7/17	37,500	37,500
Valley Central School District of Montgomery
New York BAN	2.500%	6/21/18	5,000	5,058
4 West Babylon Union Free School District New
York GO	2.500%	6/22/18	7,500	7,593
West Islip Union Free School District New York
GO	2.250%	6/22/18	10,000	10,105
Westchester County NY GO	2.000%	12/15/17	25,000	25,080
				2,123,691
North Carolina (0.9%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina Hospitals at Chapel Hill) VRDO	0.810%	8/7/17	37,620	37,620
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.850%	8/7/17	5,495	5,495
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.870%	8/7/17	14,000	14,000
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.890%	8/2/17	1,600	1,600
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.950%	8/2/17	4,662	4,662
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.940%	9/6/17	17,602	17,602
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.840%	8/7/17 (Prere.)	2,495	2,495
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.850%	8/7/17	3,395	3,395
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.850%	8/7/17	2,285	2,285
1 North Carolina Housing Finance Agency
Revenue TOB VRDO	0.850%	8/7/17	7,125	7,125
North Carolina Medical Care Commission Health
Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.830%	8/7/17 LOC	14,660	14,660
North Carolina Medical Care Commission
Hospital (Moses Cone Health System) VRDO	0.810%	8/7/17	2,500	2,500
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	1.170%	2/26/18	21,555	21,555
1 North Carolina Revenue TOB VRDO	0.850%	8/7/17	2,900	2,900
Raleigh Durham NC Airport Authority Revenue
VRDO	0.800%	8/7/17 LOC	12,580	12,580
				150,474

North Dakota (0.1%)
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.890%	8/7/17	19,950	19,950

Ohio (2.3%)
Avon OH BAN	2.000%	9/7/17	6,500	6,508
Avon OH BAN	2.000%	1/24/18	1,250	1,254
Berea OH BAN	2.000%	3/15/18	3,250	3,265
1 Cincinnati OH City School District GO TOB
VRDO	0.850%	8/7/17	5,000	5,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.820%	8/7/17	18,350	18,350
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.820%	8/7/17	21,900	21,900
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.820%	8/7/17	7,900	7,900
Columbus OH Regional Airport Authority Airport
Revenue (Flight Safety International Inc.
Project) VRDO	0.830%	8/7/17 (13)	13,500	13,500
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.830%	8/7/17 LOC	4,195	4,195
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.830%	8/7/17 LOC	11,805	11,805
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	0.830%	8/7/17 LOC	16,640	16,640
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.810%	8/7/17 LOC	6,780	6,780
Deerfield Township OH BAN	1.200%	10/26/17	1,600	1,600
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.830%	8/7/17 LOC	15,950	15,950
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.860%	8/7/17	4,000	4,000
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.830%	8/7/17 LOC	4,065	4,065
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.820%	8/7/17	6,875	6,875
1 Hamilton County OH Sewer System Revenue
TOB VRDO	0.840%	8/7/17	7,000	7,000
Independence OH BAN	2.000%	12/6/17	4,000	4,012
1 Lakewood OH City School District GO TOB
VRDO	0.840%	8/7/17	5,110	5,110
Lorain County OH BAN	1.250%	11/9/17	2,500	2,502
Mason OH City School District BAN	2.000%	1/24/18	4,300	4,315
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.850%	8/7/17	3,365	3,365
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.840%	8/7/17 LOC	14,640	14,640
1 Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement) TOB
VRDO	0.850%	8/7/17	6,800	6,800

1 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.880%	8/7/17 (13)	17,755	17,755
Ohio Common Schools GO VRDO	0.820%	8/7/17	14,255	14,255
Ohio GO VRDO	0.820%	8/1/17	5,130	5,130
Ohio GO VRDO	0.820%	8/7/17	5,785	5,785
Ohio GO VRDO	0.820%	8/7/17	23,840	23,840
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.950%	8/3/17	30,000	30,000
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.840%	8/7/17	2,850	2,850
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.840%	8/7/17	10,995	10,995
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.950%	8/1/17	2,785	2,785
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.840%	8/7/17	9,000	9,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.890%	8/7/17	3,500	3,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.940%	8/7/17	9,515	9,515
Ohio Infrastructure Improvement GO VRDO	0.820%	8/7/17	2,905	2,905
Ohio State University General Receipts
Revenue CP	0.950%	8/2/17	15,990	15,990
Ohio State University General Receipts
Revenue CP	0.960%	10/4/17	16,630	16,630
1 Ohio State University General Receipts
Revenue TOB VRDO	0.880%	8/7/17	5,750	5,750
1 Ohio State University General Receipts
Revenue TOB VRDO	0.880%	8/7/17	5,750	5,750
1 Toledo OH Waterworks Revenue TOB VRDO	0.900%	8/7/17	8,000	8,000
				387,766
Oklahoma (0.0%)
1 Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue TOB VRDO	0.880%	8/7/17	5,000	5,000

Oregon (1.4%)
Oregon Facilities Authority Revenue
(PeaceHealth) VRDO	0.820%	8/7/17 LOC	26,825	26,825
Oregon Facilities Authority Revenue
(PeaceHealth) VRDO	0.820%	8/7/17 LOC	28,700	28,700
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.840%	8/7/17	37,260	37,260
Oregon GO (Veterans Welfare) VRDO	0.810%	8/7/17	11,740	11,740
1 Oregon Housing & Community Service
Department Single Family Mortgage Revenue
TOB VRDO	0.900%	8/7/17	4,505	4,505
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.830%	8/7/17	11,385	11,385
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.870%	8/7/17	13,140	13,140
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.880%	8/7/17	29,000	29,000

	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	VRDO	0.950%	8/7/17	22,360	22,360
	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	VRDO	0.950%	8/7/17	15,000	15,000
	Portland OR GO	2.500%	6/27/18	35,705	36,213
1,2 Portland OR Water System Revenue TOB PUT		0.970%	9/7/17	9,500	9,500
					245,628
Pennsylvania (1.2%)
	Allegheny County PA GO VRDO	0.820%	8/7/17 LOC	12,500	12,500
	Allegheny County PA Higher Education Building
	Authority University Revenue (Carnegie
	Mellon Universi	0.740%	8/1/17	17,400	17,400
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	0.800%	8/1/17 LOC	25,200	25,200
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	0.850%	8/7/17	14,900	14,900
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	0.850%	8/7/17	11,500	11,500
	Emmaus PA General Authority Revenue VRDO	0.820%	8/7/17 LOC	6,200	6,200
	Emmaus PA General Authority Revenue VRDO	0.820%	8/7/17 LOC	6,100	6,100
	Emmaus PA General Authority Revenue VRDO	0.820%	8/7/17 LOC	7,000	7,000
	Emmaus PA General Authority Revenue VRDO	0.820%	8/7/17 LOC	24,010	24,010
	Jackson PA Authority for Industrial Development
	Revenue (StoneRidge Retirement Living)
	VRDO	0.820%	8/7/17 LOC	10,000	10,000
1	Pennsylvania Higher Educational Facilities
	Authority Revenue (Presbyterian Medical
	Center) TOB VRDO	0.840%	8/7/17	7,200	7,200
1	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue TOB VRDO	0.840%	8/7/17	1,250	1,250
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.830%	8/7/17	11,525	11,525
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.830%	8/7/17	17,280	17,280
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.840%	8/7/17	6,735	6,735
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.840%	8/7/17	11,905	11,905
1	University of Pittsburgh PA Revenue TOB
	VRDO	0.840%	8/7/17 (Prere.)	7,500	7,500
					198,205
South Carolina (0.6%)
1,2 Berkeley County SC School District GO TOB
	PUT	0.980%	8/17/17	4,845	4,845
1	Charleston SC Waterworks & Sewer Capital
	Improvement Revenue TOB VRDO	0.840%	8/7/17 (Prere.)	5,000	5,000
1	Charleston SC Waterworks & Sewer Capital
	Improvement Revenue TOB VRDO	0.850%	8/7/17	3,000	3,000
1,2 Columbia SC Waterworks & Sewer System
	Revenue TOB PUT	0.870%	8/3/17	13,605	13,605

Columbia SC Waterworks & Sewer System
Revenue VRDO	0.820%	8/7/17 LOC	13,160	13,160
Greenville County SC Hospital System Revenue
VRDO	0.810%	8/7/17 LOC	11,895	11,895
1 Greenwood SC Metropolitan Sewer System
Revenue TOB VRDO	0.920%	8/7/17 (Prere.)	5,625	5,625
1,2 Lancaster County SC School District TOB PUT	0.970%	9/7/17	5,560	5,560
South Carolina Educational Facilities Authority
Revenue (Columbia College) VRDO	0.870%	8/7/17 LOC	4,000	4,000
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System) VRDO	0.820%	8/7/17 LOC	16,375	16,375
South Carolina Jobs Economic Development
Authority Revenue (Heathwood Hall Episcopal
School) VRDO	0.820%	8/7/17 LOC	1,600	1,600
1 South Carolina Public Service Authority
Revenue TOB VRDO	1.010%	8/7/17 (Prere.)	10,640	10,640
University of South Carolina School of Medicine
Educational Trust Healthcare Facilities
Revenue VRDO	0.820%	8/7/17 LOC	3,345	3,345
				98,650
South Dakota (0.2%)
South Dakota Health & Educational Facilities
Authority Revenue (Sioux Valley Hospital &
Health System) VRDO	0.820%	8/7/17 LOC	8,085	8,085
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.840%	8/7/17	22,000	22,000
				30,085
Tennessee (4.1%)
Blount County & Alcoa & Maryville TN Industrial
Development Board Revenue (Local
Government Public Improvement) VRDO	0.830%	8/7/17 LOC	7,625	7,625
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.830%	8/7/17 LOC	9,535	9,535
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.830%	8/7/17	40,275	40,275
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.830%	8/7/17	15,700	15,700
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.790%	8/1/17 LOC	6,175	6,175
Metropolitan Government of Nashville &
Davidson County Tennessee GO CP	0.920%	10/4/17	8,300	8,300
Metropolitan Government of Nashville &
Davidson County Tennessee GO CP	0.950%	10/11/17	15,000	15,000
Metropolitan Government of Nashville &
Davidson County TN GO (Extendible) CP	0.980%	2/12/18	37,500	37,500
Metropolitan Government of Nashville &
Davidson County TN GO (Extendible) CP	0.980%	3/24/18	50,000	50,000
Metropolitan Government of Nashville &
Davidson County TN GO (Extendible) CP	0.960%	4/8/18	12,500	12,500
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.950%	8/15/17 LOC	25,000	25,000

1,2 Metropolitan Government of Nashville &
	Davidson County TN GO TOB PUT	0.870%	8/3/17	16,880	16,880
1	Metropolitan Government of Nashville &
	Davidson County TN GO TOB VRDO	0.850%	8/7/17	7,500	7,500
1	Metropolitan Government of Nashville &
	Davidson County TN Health & Educational
	Facilities Board Revenue (Vanderbilt
	University) TOB VRDO	0.840%	8/7/17	8,250	8,250
	Montgomery County TN Public Building
	Authority Pooled Financial Revenue
	(Tennessee County Loan Pool)	0.790%	8/1/17 LOC	9,600	9,600
	Montgomery County TN Public Building
	Authority Pooled Financial Revenue
	(Tennessee County Loan Pool) VRDO	0.790%	8/1/17 LOC	5,830	5,830
1	Rutherford County TN Health & Educational
	Facilities Board Revenue (Ascension Health
	Credit Group) TOB VRDO	0.850%	8/7/17	6,250	6,250
	Sevier County TN Public Building Authority
	Local Government Public Improvement
	Revenue VRDO	0.830%	8/7/17 LOC	12,100	12,100
	Sevier County TN Public Building Authority
	Local Government Public Improvement
	Revenue VRDO	0.830%	8/7/17	43,000	43,000
	Sevier County TN Public Building Authority
	Local Government Public Improvement
	Revenue VRDO	0.900%	8/7/17 LOC	31,905	31,905
	Shelby County TN GO VRDO	0.810%	8/7/17	152,065	152,065
	Tennessee GO CP	0.960%	9/12/17	36,354	36,354
	Tennessee GO CP	0.950%	10/5/17	43,443	43,443
	Tennessee GO CP	0.960%	10/11/17	78,096	78,096
1	Tennessee School Bond Authority Higher
	Educational Facilities Revenue (2nd Program)
	TOB VRDO	0.840%	8/7/17	19,040	19,040
					697,923
Texas (7.3%)
1,2 Austin TX Electric Utility System Revenue TOB
	PUT	0.980%	8/17/17	7,300	7,300
	Austin TX GO	2.000%	9/1/17	1,555	1,557
	Austin TX Water & Wastewater System
	Revenue VRDO	0.820%	8/7/17 LOC	4,570	4,570
	Board of Regents of the Texas A&M University
	System Revenue Financing System Revenue
	CP	0.900%	9/20/17	8,300	8,300
	Board of Regents of the Texas A&M University
	System Revenue Financing System Revenue
	CP	0.940%	9/21/17	25,000	25,000
	Board of Regents of the Texas A&M University
	System Revenue Financing System Revenue
	CP	0.900%	10/5/17	26,500	26,500
1	Dallas TX Area Rapid Transit Sales Tax
	Revenue TOB VRDO	0.850%	8/7/17	5,500	5,500
	Dallas TX Waterworks & Sewer System
	Revenue CP	0.910%	8/11/17	9,700	9,700
	Dallas TX Waterworks & Sewer System
	Revenue CP	0.940%	8/17/17	27,458	27,458
	Denton TX Independent School District GO
	VRDO	0.830%	8/7/17	28,650	28,650

1 Grand Parkway Transportation Corp. Texas
System Toll Revenue TOB VRDO	0.860%	8/7/17	23,145	23,145
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Hospital Project) TOB VRDO	0.870%	8/7/17	8,200	8,200
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.920%	8/2/17	35,000	35,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.920%	8/2/17	20,105	20,105
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.880%	9/6/17	78,000	78,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	1.150%	3/1/18	90,000	90,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRD	0.750%	8/1/17	21,400	21,400
1 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) TOB VRDO	0.920%	8/7/17	4,800	4,800
1 Harris County TX GO TOB VRDO	0.840%	8/7/17	8,160	8,160
1 Harris County TX GO TOB VRDO	0.850%	8/7/17	8,070	8,070
1 Harris County TX Toll Road Revenue TOB
VRDO	0.850%	8/7/17 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB
VRDO	0.860%	8/7/17	12,000	12,000
Houston TX Combined Utility System CP	0.980%	11/9/17	10,000	10,000
Houston TX GO CP	0.970%	8/29/17 LOC	5,000	5,000
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.840%	8/7/17	6,665	6,665
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.810%	8/7/17	15,665	15,665
1 Houston TX Utility System Revenue TOB VRDO	0.860%	8/7/17	12,240	12,240
Houston TX Utility System Revenue VRDO	0.820%	8/7/17 LOC	7,450	7,450
Houston TX Utility System Revenue VRDO	0.820%	8/7/17 LOC	77,325	77,325
Mesquite TX Independent School District School
Building VRDO	0.840%	8/7/17	13,740	13,740
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/17	7,185	7,210
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.850%	8/7/17 (13)	6,000	6,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.870%	8/7/17 (13)	22,360	22,360
North Texas Tollway Authority System Revenue
VRDO	0.820%	8/7/17 LOC	38,510	38,510
Northwest Independent School District Texas
GO VRDO	0.840%	8/7/17	8,170	8,170
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project) VRDO	0.830%	8/7/17	37,900	37,900
Riesel TX Industrial Development Corp. Solid
Waste Disposal Revenue (Sandy Creek
Energy Associates, LP) VRDO	0.840%	8/7/17 LOC	50,000	50,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.840%	8/7/17	7,710	7,710

1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.880%	8/7/17	14,465	14,465
San Antonio TX Water Revenue CP	0.950%	10/5/17	37,700	37,700
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care S	0.820%	8/7/17 LOC	21,550	21,550
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) TOB VRDO	0.870%	8/7/17	5,555	5,555
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project) TOB VRDO	0.850%	8/7/17	39,605	39,605
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project) TOB VRDO	0.870%	8/7/17	4,620	4,620
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas) VRDO	0.830%	8/7/17 LOC	10,300	10,300
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.820%	8/7/17 LOC	20,010	20,010
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.820%	8/7/17 LOC	43,900	43,900
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.830%	8/7/17 LOC	23,200	23,200
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.850%	8/7/17	5,000	5,000
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.850%	8/7/17	6,250	6,250
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.780%	8/7/17	29,435	29,435
Texas (Veterans Housing Assistance Program)
GO VRDO	0.810%	8/7/17	58,515	58,515
Texas A&M University System Permanent
University Fund Revenue CP	0.970%	9/21/17	3,750	3,750
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.910%	8/7/17	20,775	20,775
1 Texas GO TOB VRDO	0.940%	8/7/17	22,210	22,210
Texas A&M University System Permanent
University Fund Revenue CP	0.950%	9/21/17	7,500	7,500
Texas State University System Financing
System Revenue (Extendible) CP	0.990%	3/4/18	4,658	4,658
1 Texas Water Development Board Revenue TOB
VRDO	0.850%	8/7/17	5,900	5,900
Trinity River Authority of Texas Central Regional
Wastewater System Revenue (Extendible) CP	0.940%	4/10/18	23,000	23,000
University of North Texas University Revenue
Financing System CP	0.920%	4/9/18	10,000	10,000
University of North Texas University Revenue
Financing System CP	0.930%	4/23/18	2,975	2,975

	University of Texas System Revenue Financing
	System Revenue CP	0.950%	10/4/17	23,500	23,500
					1,228,933
Utah (0.6%)
	Emery County UT Pollution Control Revenue
	(PacifiCorp Projects) VRDO	0.800%	8/7/17 LOC	37,500	37,500
	Murray UT Hospital Revenue (IHC Health
	Services) VRDO	0.830%	8/7/17	50,000	50,000
1	University of Utah Revenue TOB VRDO	0.890%	8/7/17	6,490	6,490
	Utah Housing Finance Agency Single Family
	Mortgage Revenue VRDO	1.000%	8/7/17	3,135	3,135
1	Utah Transit Authority Sales Tax Revenue TOB
	VRDO	0.850%	8/7/17	3,300	3,300
1	Utah Transit Authority Sales Tax Revenue TOB
	VRDO	0.850%	8/7/17	9,720	9,720
					110,145
Virginia (0.9%)
	Fairfax County VA Industrial Development
	Authority Health Care Revenue (Inova Health
	System Obligated Group) VRDO	0.830%	8/7/17	9,150	9,150
	Fairfax County VA Industrial Development
	Authority Health Care Revenue (Inova Health
	System Obligated Group) VRDO	0.830%	8/7/17	38,760	38,760
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes Medical
	Institute) VRDO	0.820%	8/7/17	8,185	8,185
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes Medical
	Institute) VRDO	0.820%	8/7/17	7,845	7,845
	Stafford County VA Industrial Development
	Authority Revenue (VML/VACo
	Commonwealth Loan Program) VRDO	0.860%	8/7/17 LOC	2,120	2,120
1,2 Suffolk VA GO TOB PUT		0.970%	8/3/17	4,635	4,635
1,2 University of Virginia Revenue TOB PUT		0.980%	8/24/17	5,335	5,335
1	University of Virginia Revenue TOB VRDO	0.840%	8/7/17 (Prere.)	14,300	14,300
1	Virginia College Building Authority Educational
	Facilities Revenue (21st Century College &
	Equipment Programs) TOB VRDO	0.840%	8/7/17	4,025	4,025
1	Virginia Commonwealth Transportation Board
	Revenue TOB VRDO	0.840%	8/7/17	5,000	5,000
1	Virginia Commonwealth Transportation Board
	Revenue TOB VRDO	0.850%	8/7/17	3,000	3,000
1	Virginia Housing Development Authority
	Commonwealth Mortgage Revenue TOB
	VRDO	0.860%	8/7/17	5,000	5,000
	Virginia Public Building Authority Public Facilities
	Revenue VRDO	0.820%	8/7/17	49,900	49,900
	Virginia Public School Authority Revenue	5.000%	8/1/17	3,780	3,780
					161,035
Washington (2.5%)
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue TOB
	VRDO	0.850%	8/7/17	2,885	2,885
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue TOB
	VRDO	0.850%	8/7/17	2,665	2,665

	Chelan County WA Public Utility District No. 1
	Consolidated System Revenue VRDO	0.840%	8/7/17	21,050	21,050
1,2 King County WA School District No. 414 GO
	TOB PUT	0.970%	10/26/17	8,840	8,840
1	King County WA Sewer Revenue TOB VRDO	0.850%	8/7/17	2,100	2,100
1	Northwest Energy Washington Electric Revenue
	(Columbia Generating Station) TOB VRDO	0.840%	8/7/17	5,500	5,500
1	Pierce County WA School District No. 10
	(Tacoma) GO TOB VRDO	0.850%	8/7/17	5,100	5,100
1	Pierce County WA School District No. 10
	(Tacoma) GO TOB VRDO	0.850%	8/7/17	2,650	2,650
	Port of Seattle WA Revenue VRDO	0.860%	8/7/17 LOC	46,025	46,025
1,2 Seattle WA Drain and Wastewater Revenue
	TOB PUT	0.970%	9/28/17	12,855	12,855
1,2 Seattle WA GO TOB PUT		0.870%	8/3/17	4,590	4,590
1,2 Seattle WA Water System Revenue TOB PUT		0.970%	10/26/17	11,775	11,775
	Tacoma WA Housing Authority Revenue
	(Sunset Apartment Projects) VRDO	0.950%	8/7/17 LOC	13,150	13,150
1	TES Properties Washington Lease Revenue
	TOB VRDO	0.900%	8/7/17 (Prere.)	10,125	10,125
	Washington GO	5.000%	8/1/17	12,225	12,225
	Washington GO	5.000%	8/1/17	2,680	2,680
1	Washington GO TOB VRDO	0.840%	8/7/17	5,100	5,100
1	Washington GO TOB VRDO	0.840%	8/7/17	8,325	8,325
1	Washington GO TOB VRDO	0.840%	8/7/17	2,250	2,250
1	Washington GO TOB VRDO	0.850%	8/7/17	4,700	4,700
1	Washington Health Care Facilities Authority
	Revenue (Children's Hospital & Regional
	Medical Center) TOB VRDO	0.860%	8/7/17	21,280	21,280
1	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services) TOB
	VRDO	0.850%	8/7/17	12,475	12,475
1	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services) TOB
	VRDO	0.850%	8/7/17	8,610	8,610
	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)
	VRDO	0.840%	8/7/17	73,250	73,250
	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)
	VRDO	0.840%	8/7/17	11,675	11,675
1	Washington Health Care Facilities Authority
	Revenue (Seattle Children's Hospital) TOB
	VRDO	0.840%	8/7/17	3,275	3,275
	Washington Higher Education Facilities
	Authority Revenue (Seattle University) VRDO	0.830%	8/7/17 LOC	12,945	12,945
	Washington Higher Education Facilities
	Authority Revenue (Whitman College Project)
	VRDO	0.830%	8/7/17	22,600	22,600
	Washington Housing Finance Commission Multi-
	Family Housing Revenue (Merrill Gardens at
	Kirkland Project) VRDO	0.870%	8/7/17 LOC	23,600	23,600
	Washington Housing Finance Commission Multi-
	Family Housing Revenue (Reserve at SeaTac
	Apartments Project) VRDO	0.920%	8/7/17 LOC	27,500	27,500

	Washington Housing Finance Commission Multi-
	Family Housing Revenue (Vintage at
	Silverdale Senior Living Project) VRDO	0.910%	8/7/17 LOC	14,880	14,880
					416,680
West Virginia (0.6%)
	West Virginia Hospital Finance Authority
	Hospital Revenue (Cabell Huntington Hospital
	Inc.) VRDO	0.860%	8/7/17 LOC	8,200	8,200
	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area Medical
	Center Inc.) VRDO	0.850%	8/7/17 LOC	87,445	87,445
					95,645
Wisconsin (3.8%)
	Madison WI Metropolitan School District
	Revenue	2.000%	9/7/17	64,000	64,073
	Milwaukee WI GO	2.000%	10/1/17	53,775	53,876
1,2 Milwaukee WI Metropolitan Sewer District GO
	TOB PUT	0.970%	9/14/17	5,430	5,430
	Milwaukee WI Redevelopment Authority
	Redevelopment Lease Revenue (University
	Wisconsin Kenilworth Project) VRDO	0.880%	8/7/17 LOC	4,960	4,960
	University of Wisconsin Hospitals & Clinics
	Authority Revenue VRDO	0.800%	8/7/17 LOC	30,710	30,710
1	Wisconsin Annual Appropriation Revenue TOB
	VRDO	0.840%	8/7/17 (Prere.)	11,085	11,085
	Wisconsin Department of Transportation
	Revenue CP	0.970%	10/5/17	10,000	10,000
	Wisconsin GO (Extendible) CP	0.970%	3/16/18	42,574	42,574
	Wisconsin GO (Extendible) CP	0.980%	3/17/18	25,000	25,000
	Wisconsin GO (Extendible) CP	0.940%	4/3/18	19,523	19,523
	Wisconsin GO (Extendible) CP	0.940%	4/3/18	94,989	94,989
	Wisconsin GO (Extendible) CP	0.940%	4/15/18	34,910	34,910
	Wisconsin GO (Extendible) CP	0.940%	4/16/18	30,582	30,582
	Wisconsin GO CP	0.940%	9/7/17	36,025	36,025
1	Wisconsin Health & Educational Facilities
	Authority Revenue (Ascension Health Credit
	Group) TOB VRDO	0.850%	8/7/17	1,500	1,500
1	Wisconsin Health & Educational Facilities
	Authority Revenue (Ascension Health Credit
	Group) TOB VRDO	0.850%	8/7/17	9,000	9,000
	Wisconsin Health & Educational Facilities
	Authority Revenue (Medical College
	Wisconsin) VRDO	0.820%	8/7/17 LOC	64,900	64,900
	Wisconsin Health & Educational Facilities
	Authority Revenue (Upland Hills Health Inc.)
	VRDO	0.850%	8/7/17 LOC	8,850	8,850
	Wisconsin Housing & Economic Development
	Authority Home Ownership Revenue VRDO	0.830%	8/7/17	26,000	26,000
	Wisconsin Housing & Economic Development
	Authority Multi-Family Revenue VRDO	0.820%	8/7/17	23,760	23,760
1	Wisconsin Public Finance Authority Lease
	Development Revenue (KU Campus
	Development Corp. - Central District
	Development Project) TOB VRDO	0.940%	8/7/17	41,335	41,335
					639,082

Wyoming (0.2%)
Converse County WY Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.810%	8/7/17 LOC	16,400	16,400
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	0.810%	8/7/17 LOC	17,710	17,710
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	0.810%	8/7/17 LOC	7,000	7,000
				41,110
Total Tax-Exempt Municipal Bonds (Cost $16,218,509)				16,218,509
	Coupon		Shares
Temporary Cash Investment (4.2%)
Money Market Fund (4.2%)
5 Vanguard Municipal Cash Management Fund
(Cost $705,632)	0.803%		7,056,331	705,703
Total Investments (99.9%) (Cost $16,924,141)				16,924,212
Other Assets and Liabilities-Net (0.1%)				13,145
Net Assets (100%)				16,937,357

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate value of these securities was $5,189,034,000, representing 30.6% of net assets.
2 Adjustable-rate security.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2017.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Municipal Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

Municipal Money Market Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund’s net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Tax-Exempt Bond Index Fund

Schedule of Investments (unaudited)
As of July 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (0.8%)
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/18	100	104
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/19	300	324
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/21	135	154
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/22 (Prere.)	165	195
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/27	465	556
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/28	300	357
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/30	645	759
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	4.000%	9/1/32	555	598
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	4.000%	6/1/37	1,250	1,342
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	6/1/37	250	300
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	380	422
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/20 (Prere.)	100	115
Alabama Public School & College Authority	5.000%	1/1/24	315	381
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	150	152
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/18	55	57
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	225	267
Alabama Public School & College Authority
Revenue	5.000%	1/1/26	1,215	1,470
Alabama Public School & College Authority
Revenue	5.000%	1/1/27	375	450
Auburn University Alabama General Fee
Revenue	5.000%	6/1/28	300	365
Birmingham AL Airport Authority Revenue	5.250%	7/1/30 (4)	150	165
Birmingham AL Airport Authority Revenue	5.500%	7/1/40 (4)	140	154
Birmingham AL GO	4.500%	12/1/32 (2)	100	100
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/21 (Prere.)	575	650
Birmingham AL Water Works Board Water
Revenue	4.000%	1/1/36	250	264
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	1,090	1,261
Jefferson County AL Revenue	5.000%	9/15/33	500	583
Jefferson County AL Revenue	5.000%	9/15/34	250	290

Jefferson County AL Revenue	5.000%	9/15/35	250	290
				12,125
Alaska (0.1%)
Alaska Municipal Bond Bank Authority Revenue	5.000%	3/1/27	170	202
Anchorage AK Electric Utility Revenue	5.000%	12/1/41	270	306
Anchorage AK Electric Utility Revenue	4.000%	12/1/44	350	359
Anchorage AK GO	5.000%	9/1/19	700	755
Anchorage AK Water Revenue	5.000%	5/1/37 (14)	100	100
				1,722
Arizona (1.6%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/37	390	444
Arizona COP	5.000%	10/1/18 (4)	50	52
Arizona COP	5.250%	10/1/20 (4)	100	109
Arizona COP	5.000%	10/1/29 (4)	110	119
Arizona School Facilities Board COP	5.250%	9/1/18 (Prere.)	200	209
Arizona School Facilities Board COP	5.750%	9/1/18 (Prere.)	420	442
Arizona School Facilities Board COP	5.000%	9/1/23	500	598
Arizona Transportation Board Excise Tax
Revenue	5.250%	7/1/19 (Prere.)	135	146
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	140	168
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	525	642
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/25	60	73
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/18	80	83
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19 (Prere.)	300	323
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	570	673
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	220	270
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	1,040	1,189
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	150	171
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	520	608
Arizona Transportation Board Highway Revenue	5.000%	7/1/26	50	58
Arizona Transportation Board Highway Revenue	5.000%	7/1/29	985	1,175
Arizona Transportation Board Highway Revenue	5.000%	7/1/31	55	65
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	60	70
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20 (Prere.)	150	168
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	350	415
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	150	181
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/24	100	123
Maricopa County AZ Community College District
GO	5.000%	7/1/21	175	201
Maricopa County AZ COP	3.000%	7/1/18	1,000	1,019
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/40	315	346
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/19	390	420
Phoenix AZ Civic Improvement Corp. Transit
Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20	200	222

Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/19 (Prere.)	1,500	1,615
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	700	779
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	375	430
Phoenix AZ Civic Improvement Corp. Water
System Revenue	4.750%	7/1/44	160	178
Phoenix AZ GO	4.000%	7/1/21	250	277
Phoenix AZ GO	4.000%	7/1/22	320	361
Phoenix AZ GO	4.000%	7/1/24	155	179
Phoenix AZ GO	4.000%	7/1/25	730	835
Phoenix AZ Industrial Development Authority
Lease Revenue (Rowan University)	5.250%	6/1/34	85	94
Pima County AZ Industrial Development
Authority Lease Revenue (Clark County
Detention Facilities Project)	5.000%	9/1/39	270	275
Pima County AZ Sewer Revenue	5.000%	7/1/24	200	243
Pinal County AZ Electric District Revenue	5.250%	7/1/21 (Prere.)	125	145
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	590	600
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	105	107
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	100	102
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/19	170	186
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/23	185	220
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/27	380	439
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	50	53
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	235	272
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	605	704
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/30	1,400	1,708
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/31	145	176
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/31	120	139
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/32	555	586
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/33	75	79
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/35	140	165
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/36	20	23
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/38	200	237
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/39	750	789
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/41	1,600	1,864

Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/45	590	686
				25,328
Arkansas (0.1%)
Arkansas GO	5.000%	6/15/21	325	372
Fort Smith AR Water & Sewer Revenue	5.000%	10/1/18 (Prere.)	40	42
Fort Smith AR Water & Sewer Revenue	5.000%	10/1/32 (4)	60	63
Springdale AR School District No. 50 GO	4.000%	6/1/33	395	416
				893
California (17.9%)
Alameda CA Corridor Transportation Authority
Revenue	5.450%	10/1/17 (Prere.)	200	202
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)(ETM)	235	229
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	15	14
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)(ETM)	140	135
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	5	5
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	250	286
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/35 (14)	315	158
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	395	416
Allan Hancock CA Joint Community College GO	0.000%	8/1/47	250	145
Alvord CA Unified School District GO	0.000%	8/1/41 (4)	150	56
Alvord CA Unified School District GO	0.000%	8/1/43 (4)	400	144
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	500	563
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/35	750	845
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/41	650	731
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/32 (4)	1,500	840
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/36 (4)	1,140	526
Anaheim CA Redevelopment Agency Tax
Allocation Revenue (Merged Redevelopment
Project Area)	5.000%	2/1/31 (4)	100	102
Baldwin Park CA Unified School District GO	0.000%	8/1/42 (15)	200	49
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	150	154
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.125%	4/1/19 (Prere.)	115	123
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	125	134
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	415	485
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	145	165

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/54	750	845
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	2,010	2,264
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/56	365	378
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	1,500	1,727
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	935	936
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	200	202
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	250	255
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	500	513
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/18	150	154
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	475	490
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	150	155
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	250	258
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	250	258
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	125	129
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	190	196
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	210	217
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	175	188
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	2,305	2,471
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	645	716
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	585	671
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	675	774
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	620	641
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	100	109
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	225	269
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	100	123
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	825	991

California Economic Recovery GO	4.600%	7/1/19 (ETM)	1,140	1,220
California Economic Recovery GO	5.000%	7/1/19 (ETM)	405	437
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	325	350
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/39	880	1,155
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	585	782
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	840	1,132
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	100	135
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/18 (Prere.)	325	341
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/18 (Prere.)	580	610
California GO	4.000%	9/1/17	2,000	2,006
California GO	3.500%	10/1/17	140	141
California GO	5.000%	11/1/17 (Prere.)	595	601
California GO	5.000%	11/1/17 (Prere.)	65	66
California GO	5.000%	11/1/17	400	404
California GO	5.000%	12/1/17 (Prere.)	230	233
California GO	5.000%	12/1/17 (Prere.)	85	86
California GO	5.000%	12/1/17 (Prere.)	200	203
California GO	6.000%	2/1/18 (2)	100	103
California GO	5.250%	3/1/18 (Prere.)	420	431
California GO	5.250%	3/1/18 (Prere.)	100	103
California GO	5.500%	4/1/18	165	170
California GO	5.000%	8/1/18	700	729
California GO	5.250%	8/1/18 (Prere.)	100	104
California GO	5.000%	9/1/18	1,850	1,934
California GO	5.000%	10/1/18	175	184
California GO	5.000%	2/1/19	300	319
California GO	5.000%	3/1/19	175	186
California GO	5.500%	4/1/19	225	242
California GO	6.000%	4/1/19	165	179
California GO	5.000%	8/1/19	2,430	2,628
California GO	5.000%	8/1/19	225	243
California GO	5.000%	8/1/19	100	108
California GO	5.000%	9/1/19	245	266
California GO	5.000%	10/1/19	310	337
California GO	5.000%	2/1/20	110	121
California GO	5.000%	2/1/20	225	248
California GO	5.000%	8/1/20	500	559
California GO	5.000%	9/1/20	100	112
California GO	5.000%	9/1/20	100	112
California GO	5.000%	10/1/20	1,090	1,226
California GO	5.000%	10/1/20	445	500
California GO	5.000%	10/1/20	500	562
California GO	5.250%	10/1/20	500	546
California GO	5.000%	2/1/21	505	573
California GO	5.500%	4/1/21	430	463
California GO	5.000%	9/1/21	535	618
California GO	5.000%	9/1/21	245	283
California GO	5.000%	9/1/21	520	600
California GO	5.000%	9/1/21	10	12
California GO	5.000%	10/1/21	160	185
California GO	5.000%	11/1/21	670	777

California GO	5.000%	12/1/21	265	308
California GO	5.000%	2/1/22	600	700
California GO	5.000%	2/1/22	175	204
California GO	5.250%	4/1/22	20	21
California GO	5.000%	9/1/22	400	474
California GO	5.000%	9/1/22	100	118
California GO	5.000%	9/1/22	335	397
California GO	5.000%	10/1/22	110	131
California GO	5.250%	10/1/22	535	641
California GO	5.000%	12/1/22	175	208
California GO	5.000%	2/1/23	250	290
California GO	5.000%	9/1/23	150	181
California GO	5.000%	9/1/23	200	237
California GO	5.250%	9/1/23	100	116
California GO	5.000%	11/1/23	1,025	1,244
California GO	5.000%	12/1/23	250	304
California GO	5.000%	12/1/23	325	395
California GO	5.000%	3/1/24	530	646
California GO	5.500%	4/1/24	175	188
California GO	5.000%	5/1/24	300	367
California GO	5.000%	8/1/24	1,800	2,209
California GO	5.000%	8/1/24	100	123
California GO	5.000%	8/1/24	600	736
California GO	5.250%	9/1/24	25	29
California GO	5.000%	10/1/24	100	123
California GO	5.000%	10/1/24	15	15
California GO	5.000%	12/1/24	1,250	1,508
California GO	5.500%	2/1/25	500	634
California GO	5.625%	4/1/25	310	334
California GO	5.000%	8/1/25	525	652
California GO	5.000%	8/1/25	1,140	1,416
California GO	5.000%	9/1/25	895	1,113
California GO	5.000%	10/1/25	605	736
California GO	5.000%	10/1/25	590	718
California GO	5.000%	12/1/25	1,145	1,377
California GO	5.000%	3/1/26	565	693
California GO	5.000%	3/1/26	1,845	2,264
California GO	5.000%	4/1/26	100	103
California GO	5.000%	8/1/26	585	733
California GO	5.000%	8/1/26	620	766
California GO	5.000%	9/1/26	275	340
California GO	5.000%	9/1/26	150	157
California GO	5.000%	9/1/26	530	665
California GO	5.000%	10/1/26	100	121
California GO	5.000%	11/1/26	100	101
California GO	5.000%	2/1/27 (2)	10	12
California GO	5.000%	3/1/27	465	565
California GO	5.500%	8/1/27	30	31
California GO	4.000%	9/1/27	100	111
California GO	5.000%	9/1/27	50	52
California GO	5.000%	9/1/27	315	374
California GO	5.000%	10/1/27	100	117
California GO	5.000%	10/1/27	170	205
California GO	5.000%	11/1/27	500	596
California GO	5.000%	3/1/28	500	602
California GO	5.750%	4/1/28	295	319
California GO	5.000%	8/1/28	925	1,134

California GO	5.000%	8/1/28	2,000	2,482
California GO	5.000%	8/1/28	330	400
California GO	4.000%	9/1/28	100	111
California GO	4.000%	9/1/28	200	226
California GO	5.000%	9/1/28	100	118
California GO	5.000%	9/1/28	630	721
California GO	5.000%	10/1/28	900	1,078
California GO	5.000%	8/1/29	155	190
California GO	5.000%	8/1/29	265	319
California GO	3.000%	9/1/29	105	107
California GO	5.000%	9/1/29	1,165	1,333
California GO	5.000%	10/1/29	250	298
California GO	5.000%	10/1/29	875	899
California GO	5.000%	10/1/29	90	98
California GO	5.250%	10/1/29	110	120
California GO	5.000%	12/1/29	100	118
California GO	5.000%	3/1/30	160	190
California GO	5.250%	3/1/30	300	332
California GO	5.250%	3/1/30	25	26
California GO	4.500%	8/1/30	10	10
California GO	5.000%	8/1/30	50	59
California GO	5.000%	8/1/30	1,000	1,196
California GO	5.500%	8/1/30	100	105
California GO	5.000%	9/1/30	515	623
California GO	5.000%	9/1/30	800	967
California GO	5.000%	9/1/30	400	457
California GO	5.000%	9/1/30	100	104
California GO	5.000%	10/1/30	340	404
California GO	5.000%	11/1/30	720	847
California GO	5.000%	12/1/30	25	25
California GO	5.000%	12/1/30	950	1,120
California GO	5.000%	2/1/31	50	58
California GO	5.750%	4/1/31	835	901
California GO	5.000%	5/1/31	235	276
California GO	5.000%	8/1/31	300	354
California GO	3.250%	9/1/31	115	118
California GO	5.000%	9/1/31	200	229
California GO	5.000%	9/1/31	510	597
California GO	5.000%	10/1/31	340	403
California GO	5.000%	11/1/31	145	170
California GO	5.000%	5/1/32	50	58
California GO	5.000%	8/1/32	180	215
California GO	5.000%	8/1/32	250	294
California GO	5.250%	8/1/32 (4)	1,080	1,396
California GO	5.000%	9/1/32	700	831
California GO	5.000%	9/1/32	500	598
California GO	4.625%	10/1/32	385	434
California GO	5.250%	10/1/32	150	173
California GO	5.000%	11/1/32	475	557
California GO	5.000%	2/1/33	510	586
California GO	6.000%	3/1/33	450	506
California GO	5.125%	4/1/33	1,150	1,181
California GO	6.500%	4/1/33	3,965	4,339
California GO	4.250%	8/1/33 (14)	15	15
California GO	5.000%	8/1/33	300	352
California GO	5.000%	8/1/33	375	439
California GO	3.375%	9/1/33	210	213

California GO	4.000%	9/1/33	565	613
California GO	4.000%	9/1/33	500	542
California GO	5.000%	9/1/33	1,000	1,191
California GO	4.000%	8/1/34	275	294
California GO	5.000%	8/1/34	165	194
California GO	4.000%	9/1/34	355	383
California GO	4.000%	9/1/34	250	270
California GO	5.000%	9/1/34	945	1,122
California GO	5.000%	9/1/34	750	890
California GO	5.500%	11/1/34	100	110
California GO	5.500%	11/1/34	145	159
California GO	6.250%	11/1/34	2,000	2,233
California GO	4.250%	4/1/35	100	110
California GO	5.250%	4/1/35	35	41
California GO	6.000%	4/1/35	1,595	1,726
California GO	5.000%	8/1/35	355	416
California GO	4.000%	9/1/35	250	269
California GO	5.375%	11/1/35	50	56
California GO	3.750%	12/1/35	500	515
California GO	5.600%	3/1/36	545	607
California GO	5.125%	8/1/36	325	338
California GO	4.000%	9/1/36	2,000	2,149
California GO	4.000%	9/1/36	250	269
California GO	4.000%	9/1/37	365	394
California GO	4.000%	9/1/37	250	268
California GO	5.000%	10/1/37	110	129
California GO	5.000%	11/1/37	45	45
California GO	5.000%	12/1/37	5	5
California GO	5.000%	2/1/38	265	303
California GO	5.250%	3/1/38	245	251
California GO	5.000%	4/1/38	1,325	1,360
California GO	6.000%	4/1/38	2,215	2,394
California GO	5.250%	8/1/38	150	156
California GO	5.000%	10/1/39	310	362
California GO	5.500%	11/1/39	385	421
California GO	6.000%	11/1/39	325	360
California GO	5.500%	3/1/40	245	271
California GO	5.250%	11/1/40	1,115	1,255
California GO	5.000%	9/1/41	935	1,058
California GO	5.000%	10/1/41	865	981
California GO	4.375%	4/1/42	100	109
California GO	5.000%	4/1/42	200	229
California GO	5.000%	9/1/42	575	665
California GO	5.000%	2/1/43	255	290
California GO	5.000%	4/1/43	1,100	1,253
California GO	4.875%	11/1/43	265	304
California GO	5.000%	11/1/43	730	841
California GO	4.500%	12/1/43	405	439
California GO	4.000%	10/1/44	525	551
California GO	4.000%	11/1/44	200	210
California GO	5.000%	8/1/45	500	579
California GO PUT	3.000%	12/1/19	125	129
California GO PUT	4.000%	12/1/21	500	552
California Infrastructure & Economic
Development Bank Revenue (State Clean
Water Revolving Fund)	5.000%	10/1/28	1,000	1,257

California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure
Improvement Program)	5.000%	6/1/42	400	468
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure
Improvement Program)	4.000%	6/1/47	500	523
California Public Works Board Lease Revenue	5.000%	5/1/24	320	389
California Public Works Board Lease Revenue	5.000%	10/1/27	480	598
California Public Works Board Lease Revenue	5.000%	10/1/28	1,500	1,850
California Public Works Board Lease Revenue	5.000%	10/1/29	500	610
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	100	112
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/21	385	444
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	6/1/28	160	175
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/29	240	282
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	245	284
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	650	752
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/39	515	591
California Public Works Board Lease Revenue
(Department of General Services)	5.000%	5/1/18	150	155
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/26	325	381
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	150	172
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	250	289
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	205	238
California Public Works Board Lease Revenue
(Various Capital Projects)	5.750%	10/1/19 (Prere.)	200	221
California Public Works Board Lease Revenue
(Various Capital Projects)	6.000%	11/1/19 (Prere.)	100	111
California Public Works Board Lease Revenue
(Various Capital Projects)	6.125%	11/1/19 (Prere.)	100	112
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	350	387
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/21	605	689
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	1,520	1,736
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/28	300	355
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/29	100	116
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	35	40
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	205	230
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	255	290

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	115	131
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	90	97
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	255	274
California State University Systemwide Revenue	5.000%	11/1/29	255	305
California State University Systemwide Revenue	4.000%	11/1/31	500	547
California State University Systemwide Revenue	5.000%	11/1/31	510	615
California State University Systemwide Revenue	5.000%	11/1/31	110	134
California State University Systemwide Revenue	5.000%	11/1/31	150	178
California State University Systemwide Revenue	5.000%	11/1/32	50	60
California State University Systemwide Revenue	4.000%	11/1/34	125	136
California State University Systemwide Revenue	5.000%	11/1/34	650	762
California State University Systemwide Revenue	4.000%	11/1/35	235	254
California State University Systemwide Revenue	5.000%	11/1/35	375	450
California State University Systemwide Revenue	5.000%	11/1/36	485	581
California State University Systemwide Revenue	4.000%	11/1/37	375	404
California State University Systemwide Revenue	5.000%	11/1/37	565	676
California State University Systemwide Revenue	5.000%	11/1/37	325	369
California State University Systemwide Revenue	5.000%	11/1/37	350	405
California State University Systemwide Revenue	4.000%	11/1/38	625	672
California State University Systemwide Revenue	5.000%	11/1/38	1,650	1,972
California State University Systemwide Revenue	4.000%	11/1/43	200	210
California State University Systemwide Revenue	4.000%	11/1/45	1,235	1,301
California State University Systemwide Revenue	5.000%	11/1/47	115	135
California State University Systemwide Revenue	5.000%	11/1/47	815	949
Centinela Valley CA Union High School District
GO	4.000%	8/1/50 (4)	300	313
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency)	5.000%	11/1/17 (Prere.)	100	101
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency)	5.000%	11/1/17 (Prere.)	200	202
Clovis CA Unified School District GO	4.000%	8/1/40	150	158
Coast CA Community College District GO	5.000%	8/1/18 (Prere.)	115	120
Coast CA Community College District GO	4.000%	8/1/38	125	132
Coast CA Community College District GO	5.000%	8/1/38	1,645	1,899
Colton CA Joint Unified School District GO	0.000%	8/1/42 (4)	110	40
Contra Costa CA Community College District
GO	5.000%	8/1/38	180	208
Corona-Norco CA Unified School District GO	0.000%	8/1/39 (4)	400	163
Cypress CA Elementary School District GO	0.000%	8/1/40	250	98
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	150	161
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	325	361
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/21	300	344
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	65	78
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	145	173
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/37	150	177
East Bay CA Municipal Utility District Water
System Revenue	4.000%	6/1/45	1,250	1,337

East Bay CA Municipal Utility District Water
System Revenue	4.000%	6/1/45	120	126
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/18 (Prere.)	200	208
El Camino CA Community College District GO	0.000%	8/1/38	150	69
Fremont CA Union High School District GO	4.000%	8/1/40	725	770
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/31 (4)	420	491
Fresno CA Unified School District GO	4.000%	8/1/41	500	526
Gilroy CA School Facilities Finance Authority
Revenue	4.000%	8/1/42	520	537
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/18 (Prere.)	105	110
Long Beach CA Community College District GO	4.000%	8/1/42	500	520
Long Beach CA Unified School District GO	0.000%	8/1/32	100	58
Long Beach CA Unified School District GO	4.000%	8/1/45	350	370
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	2,340	2,436
Los Angeles CA Community College District GO	5.000%	8/1/25	160	197
Los Angeles CA Community College District GO	5.000%	8/1/26	150	183
Los Angeles CA Community College District GO	5.000%	8/1/27	700	852
Los Angeles CA Community College District GO	5.000%	8/1/28	570	690
Los Angeles CA Community College District GO	5.000%	8/1/29	370	446
Los Angeles CA Community College District GO	5.000%	8/1/30	285	342
Los Angeles CA Community College District GO	5.000%	8/1/31	670	799
Los Angeles CA Community College District GO	4.000%	8/1/32	100	108
Los Angeles CA Community College District GO	5.000%	8/1/36	100	118
Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,067
Los Angeles CA Community College District GO	4.000%	8/1/39	325	344
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	100	107
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	250	269
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	160	182
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	795	875
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	2,005	2,206
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/18	860	893
Los Angeles CA Department of Water & Power
Revenue	5.000%	12/1/18	1,500	1,577
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/20	340	379
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	230	276
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	140	164
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	245	290
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	130	152
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	300	351
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,000	1,191
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	1,250	1,476

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	180	203
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	1,725	1,948
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	1,515	1,713
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	555	643
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	150	174
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	460	534
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/47	400	424
Los Angeles CA GO	4.500%	9/1/18 (Prere.)	160	166
Los Angeles CA GO	4.500%	9/1/18 (Prere.)	40	42
Los Angeles CA Harbor Department Revenue	5.000%	8/1/44	375	428
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	85	105
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	860	918
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	900	954
Los Angeles CA Unified School District GO	5.000%	7/1/19	70	75
Los Angeles CA Unified School District GO	5.000%	7/1/20	985	1,099
Los Angeles CA Unified School District GO	5.000%	7/1/21	250	287
Los Angeles CA Unified School District GO	5.000%	7/1/21	500	575
Los Angeles CA Unified School District GO	5.000%	7/1/22	1,100	1,302
Los Angeles CA Unified School District GO	5.000%	7/1/22	295	349
Los Angeles CA Unified School District GO	5.000%	7/1/22	120	142
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	121
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,650	2,034
Los Angeles CA Unified School District GO	5.000%	7/1/24	500	616
Los Angeles CA Unified School District GO	5.000%	7/1/25	210	262
Los Angeles CA Unified School District GO	5.000%	7/1/26	110	136
Los Angeles CA Unified School District GO	5.000%	7/1/27	255	307
Los Angeles CA Unified School District GO	5.000%	7/1/28	115	132
Los Angeles CA Unified School District GO	5.000%	7/1/28	395	473
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	445
Los Angeles CA Unified School District GO	5.200%	7/1/29	200	216
Los Angeles CA Unified School District GO	3.000%	7/1/32	140	138
Los Angeles CA Unified School District GO	5.000%	7/1/32	300	342
Los Angeles CA Unified School District GO	5.000%	1/1/34	740	796
Los Angeles CA Unified School District GO	5.000%	1/1/34	140	151
Los Angeles CA Unified School District GO	4.000%	7/1/40	835	884
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	190	230
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	500	579
Los Angeles CA Wastewater System Revenue	4.000%	6/1/42	225	240
Los Angeles CA Wastewater System Revenue	5.000%	6/1/45	250	290
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/38	500	600
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/15/18 (Prere.)	100	104
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	430	488
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/40	1,405	1,472

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	400	452
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	55	62
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	4.000%	10/1/42	250	263
Los Angeles County CA Unified School District
GO	5.000%	7/1/28	200	246
Los Angeles County CA Unified School District
GO	5.000%	7/1/30	650	789
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	100	107
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/39	225	237
Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	286
Mount San Antonio CA Community College
District GO	0.000%	8/1/43	150	122
New Haven CA Unified School District GO	0.000%	8/1/33 (12)	215	122
New Haven CA Unified School District GO	0.000%	8/1/34 (12)	120	65
Newport Mesa CA Unified School District GO	0.000%	8/1/45	1,000	335
Norwalk-La Mirada CA Unified School District
GO	0.000%	8/1/38 (12)	525	229
Orange County CA Sanitation District
Wastewater Revenue	3.000%	2/1/31	250	255
Orange County CA Sanitation District
Wastewater Revenue	4.000%	2/1/32	1,185	1,259
Orange County CA Water District Revenue	5.000%	8/15/19 (Prere.)	125	135
Orange County CA Water District Revenue	4.000%	8/15/41	1,000	1,073
Palomar CA Community College District GO	0.000%	8/1/45	1,000	773
Palomar CA Community College District GO	4.000%	8/1/45	350	369
Pasadena CA Unified School District GO	5.000%	8/1/26	10	13
Peralta CA Community College District Revenue	4.000%	8/1/39	350	371
Pittsburg CA Unified School District Financing
Authority Revenue	5.500%	9/1/21 (Prere.)	350	411
Placentia-Yorba Linda CA Unified School District
GO	0.000%	8/1/49	500	140
Poway CA Unified School District GO	0.000%	8/1/33	300	169
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/39	540	637
Sacramento CA City Unified School District GO	4.000%	5/1/47	570	600
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	40	42
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/20	195	218
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	60	63
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/37	545	631
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/41	105	121
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/42	150	164
Sacramento CA Water Revenue	5.000%	9/1/38	425	491
Sacramento County CA Airport Revenue	6.000%	7/1/18 (Prere.)	170	178
Sacramento County CA Airport Revenue	5.000%	7/1/40	1,225	1,338
San Diego CA Community College District GO	5.000%	8/1/27	70	87
San Diego CA Community College District GO	5.000%	8/1/30	95	113

San Diego CA Community College District GO	5.000%	8/1/43	400	464
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	9/1/28	125	139
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.250%	3/1/40	170	187
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	180	193
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	250	269
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	1,020	1,099
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.500%	5/15/19 (Prere.)	300	324
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	100	112
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/22	210	248
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	230	288
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	200	248
San Diego CA Unified School District GO	5.000%	7/1/26	150	185
San Diego CA Unified School District GO	5.250%	7/1/28 (4)	150	191
San Diego CA Unified School District GO	4.000%	7/1/29	100	113
San Diego CA Unified School District GO	4.000%	7/1/32	500	550
San Diego CA Unified School District GO	4.000%	7/1/33	250	273
San Diego CA Unified School District GO	0.000%	7/1/35	475	250
San Diego CA Unified School District GO	0.000%	7/1/35	295	150
San Diego CA Unified School District GO	5.000%	7/1/35	100	116
San Diego CA Unified School District GO	0.000%	7/1/36	340	171
San Diego CA Unified School District GO	0.000%	7/1/37	375	181
San Diego CA Unified School District GO	0.000%	7/1/38	170	78
San Diego CA Unified School District GO	5.000%	7/1/40	950	1,103
San Diego CA Unified School District GO	4.000%	8/1/41	225	241
San Diego CA Unified School District GO	0.000%	7/1/42	150	93
San Diego CA Unified School District GO	0.000%	7/1/43	785	287
San Diego CA Unified School District GO	0.000%	7/1/45	475	160
San Diego CA Unified School District GO	4.000%	7/1/45	225	235
San Diego CA Unified School District GO	5.000%	7/1/45	1,400	1,619
San Diego CA Unified School District GO	0.000%	7/1/47	1,295	803
San Diego CA Unified School District GO	0.000%	7/1/47	250	77
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/41	140	165
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/42	350	398
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/44	110	126
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	4.750%	4/1/48	465	518
San Diego County CA Water Authority Revenue	5.000%	5/1/18 (Prere.)	30	31
San Diego County CA Water Authority Revenue	5.000%	5/1/18 (Prere.)	140	144
San Diego County CA Water Authority Revenue	5.000%	5/1/33	110	132
San Diego County CA Water Authority Revenue	5.000%	5/1/36	120	143
San Diego County CA Water Authority Revenue	5.000%	5/1/38	290	344
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/18 (Prere.)	100	103

San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	230	250
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	500	551
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/42	350	376
San Francisco CA City & County (War Memorial
Veterans Building Seismic Upgrade &
Improvements) COP	4.000%	4/1/45	380	397
San Francisco CA City & County COP	5.000%	4/1/28	500	602
San Francisco CA City & County GO	5.000%	6/15/26	350	420
San Francisco CA City & County GO	5.000%	10/1/28	100	112
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	100	109
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	1,265	1,375
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	130	145
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	955	1,099
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	4.000%	10/1/39	135	141
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	100	109
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	320	369
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	155	178
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	670	792
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/36	100	107
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/39	125	133
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/39	180	189
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/41	250	259
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/41	1,175	1,340
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	750	854
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/28 (ETM)	100	78
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	800	884
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/50	100	110
San Jose CA Airport Revenue	5.000%	3/1/47	500	578
San Jose CA Finance Authority Revenue (Civic
Center Project)	5.000%	6/1/39	615	701
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/18 (Prere.)	100	104
San Marcos CA Unified School District GO	0.000%	8/1/32	150	90
San Marcos CA Unified School District GO	0.000%	8/1/51	100	25
San Mateo CA Union High School District GO	5.000%	9/1/21 (Prere.)	10	12
San Mateo CA Union High School District GO	4.000%	9/1/34	800	863

San Mateo CA Union High School District GO	0.000%	9/1/41	100	83
San Mateo CA Union High School District GO	5.000%	9/1/42	90	102
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/36	200	95
Santa Clara County CA GO	5.000%	8/1/34	250	269
Santa Clara Valley CA Water District Revenue	5.000%	6/1/46	845	986
Southern California Public Power Authority
Revenue (Transmission Project)	6.000%	7/1/18 (Prere.)	1,000	1,047
Southern California Public Power Authority
Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	120	134
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	425	493
Southwestern California Community College
District GO	0.000%	8/1/46	320	98
Tulare County CA Transportation Authority
Sales Tax Revenue	5.000%	2/1/29	120	141
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	210	230
Turlock CA Irrigation District Revenue	5.500%	1/1/41	1,625	1,844
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/37	300	317
University of California Revenue	5.000%	5/15/22	155	183
University of California Revenue	5.000%	5/15/23	510	616
University of California Revenue	5.000%	5/15/25	165	204
University of California Revenue	5.000%	5/15/27	75	92
University of California Revenue	5.000%	5/15/29	295	357
University of California Revenue	5.000%	5/15/29	1,280	1,514
University of California Revenue	5.000%	5/15/31	55	66
University of California Revenue	5.000%	5/15/32	1,050	1,249
University of California Revenue	5.000%	5/15/32	240	281
University of California Revenue	5.000%	5/15/33	700	816
University of California Revenue	4.000%	5/15/36	350	374
University of California Revenue	5.000%	5/15/37	1,205	1,382
University of California Revenue	5.000%	5/15/38	300	348
University of California Revenue	5.000%	5/15/39	235	272
University of California Revenue	5.000%	5/15/40	140	162
University of California Revenue	5.000%	5/15/41	105	123
University of California Revenue	5.000%	5/15/42	1,500	1,781
University of California Revenue	5.000%	5/15/42	710	811
University of California Revenue	5.000%	5/15/46	1,370	1,600
University of California Revenue	5.000%	5/15/47	450	532
University of California Revenue PUT	5.000%	5/15/23	905	1,087
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	170	196
Ventura County CA Public Financing Authority
Lease Revenue	4.000%	11/1/43	115	119
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/43	205	235
West Contra Costa CA Unified School District
GO	4.000%	8/1/54	165	171
Westside Union CA School district GO	0.000%	8/1/45	265	85
William S. Hart Union High School District
California GO	4.000%	8/1/38	100	104
Yosemite CA Community College District GO	5.000%	8/1/18 (Prere.)	100	104
Yosemite CA Community College District GO	5.000%	8/1/32	155	183
Yosemite CA Community College District GO	0.000%	8/1/42	1,180	816
				275,095

Colorado (0.7%)
Adams CO 12 Five Star Schools GO	5.000%	12/15/35	300	355
Adams County CO COP	4.000%	12/1/45	280	291
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/47	125	141
Boulder Larimer & Weld Counties CO St. Vain
Valley School District GO	5.000%	12/15/18 (Prere.)	100	105
Boulder Valley CO School District GO	5.000%	12/1/42	970	1,152
Colorado Building Excellent Schools COP	5.000%	3/15/30	450	506
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/35	750	804
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/56	1,000	1,094
Colorado Higher Education Capital Construction
Lease Purchase Financing Program COP	5.250%	11/1/18 (Prere.)	155	163
Colorado Higher Education Capital Construction
Lease Purchase Financing Program COP	5.500%	11/1/18 (Prere.)	400	423
Colorado Public Highway Authority Capital
Appreciation Revenue	0.000%	9/1/35	235	114
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	50	58
Denver CO City & County Airport Revenue	5.000%	11/15/25	275	334
Denver CO City & County Airport Revenue	5.250%	11/15/27	150	164
Denver CO City & County Airport Revenue	5.000%	11/15/33	200	228
Denver CO City & County Airport Revenue	5.250%	11/15/36	355	387
Denver CO City & County Airport Revenue	4.000%	11/15/43	170	174
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/44	435	504
Denver CO City & County Dedicated Tax
Revenue	4.000%	8/1/46	150	158
Denver CO City & County School District GO	4.000%	12/1/41	200	214
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	270	182
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	705	453
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/32 (14)	155	90
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/37 (14)	350	141
Regional Transportation District of Colorado
COP	5.000%	6/1/39	245	274
Regional Transportation District of Colorado
COP	4.000%	6/1/40	345	358
Regional Transportation District of Colorado
Sales Tax Revenue	4.000%	11/1/36	750	813
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/26	50	59
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27	255	300
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28	200	251
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29	350	412
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	4.500%	11/1/34 (4)	80	81
University of Colorado Enterprise System
Revenue	5.000%	6/1/37	125	144

University of Colorado Enterprise System
Revenue	5.000%	6/1/43	250	286
				11,213
Connecticut (1.2%)
Connecticut GO	5.000%	12/1/17 (Prere.)	100	101
Connecticut GO	5.000%	4/15/19	200	212
Connecticut GO	5.000%	10/15/20	150	166
Connecticut GO	5.000%	11/1/20	1,000	1,105
Connecticut GO	5.000%	12/1/21	400	433
Connecticut GO	5.000%	6/1/22	115	131
Connecticut GO	5.000%	10/15/22	70	80
Connecticut GO	5.000%	10/15/22	180	206
Connecticut GO	5.000%	6/1/23	305	345
Connecticut GO	5.000%	3/15/24	275	319
Connecticut GO	5.000%	6/1/24	230	259
Connecticut GO	5.000%	2/15/25	100	105
Connecticut GO	5.000%	6/15/25	625	734
Connecticut GO	5.000%	10/15/25	750	883
Connecticut GO	5.000%	10/15/25	100	115
Connecticut GO	5.000%	6/15/26	800	932
Connecticut GO	5.000%	11/1/26	315	327
Connecticut GO	5.000%	8/15/27	500	585
Connecticut GO	5.000%	11/15/27	500	578
Connecticut GO	4.000%	9/15/28	265	280
Connecticut GO	5.000%	11/15/28	300	344
Connecticut GO	5.000%	4/15/29	400	464
Connecticut GO	5.000%	9/15/31	160	177
Connecticut GO	5.000%	11/1/31	170	190
Connecticut GO	5.000%	10/15/34	750	845
Connecticut GO	5.000%	6/15/35	500	556
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.000%	7/1/40	1,660	1,720
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	100	100
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	500	587
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/19	175	185
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/23	315	370
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/24	290	344
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	500	577
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	150	174
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	1,005	1,210
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/27	100	117
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/27	105	125
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/29	365	410
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/29	500	583

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/30	300	343
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/30	105	122
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/30	225	254
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/32	425	485
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/33	100	112
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/35	500	560
				18,850
Delaware (0.1%)
Delaware GO	5.000%	7/1/23	435	525
Delaware GO	5.000%	7/1/24	700	861
Delaware Transportation Authority
Transportation System Revenue	5.000%	6/1/55	450	503
				1,889
District of Columbia (1.1%)
District of Columbia GO	5.000%	12/1/17 (Prere.)	630	639
District of Columbia GO	5.000%	6/1/23	750	899
District of Columbia GO	5.000%	6/1/24	75	90
District of Columbia GO	5.000%	6/1/33 (13)	140	145
District of Columbia GO	5.000%	6/1/33	155	180
District of Columbia GO	5.000%	6/1/34	180	216
District of Columbia GO	4.000%	6/1/36	500	539
District of Columbia GO	5.000%	6/1/36	300	350
District of Columbia GO	4.000%	6/1/37	750	807
District of Columbia GO	5.000%	6/1/38	865	999
District of Columbia GO	4.000%	6/1/41	170	181
District of Columbia GO	5.000%	6/1/41	500	589
District of Columbia GO	5.000%	6/1/41	275	322
District of Columbia Income Tax Revenue	5.000%	12/1/23	250	296
District of Columbia Income Tax Revenue	5.250%	12/1/26	420	460
District of Columbia Income Tax Revenue	5.000%	12/1/27	125	138
District of Columbia Income Tax Revenue	5.000%	12/1/28	230	255
District of Columbia Income Tax Revenue	5.000%	12/1/30	120	138
District of Columbia Income Tax Revenue	5.000%	12/1/31	300	347
District of Columbia Income Tax Revenue	5.250%	12/1/34	475	519
District of Columbia Income Tax Revenue	5.000%	12/1/36	2,035	2,325
District of Columbia Revenue (Georgetown
University)	5.250%	10/1/18 (Prere.)	235	247
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/30	165	199
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/34	260	308
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/36	550	649
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/23 (4)	105	122
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/38 (14)	100	101
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.250%	10/1/40	100	119

District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/44	430	494
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/45	1,055	1,212
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	175	192
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/39	240	264
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/31 (12)	245	150
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,160	458
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39 (12)	100	43
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39	90	34
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/39	20	21
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/40 (12)	1,000	408
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.250%	10/1/44	20	21
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	1,190	1,272
				16,748
Florida (3.8%)
Broward County FL Airport System Revenue	4.000%	10/1/42	325	336
Broward County FL Airport System Revenue	5.000%	10/1/42	420	470
Broward County FL School Board COP	5.250%	7/1/18 (Prere.)	60	62
Broward County FL School Board COP	5.000%	7/1/24	125	151
Broward County FL Water & Sewer Utility
Revenue	5.250%	10/1/18 (Prere.)	500	525
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/37	380	435
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/41 (4)	560	629
Central Florida Expressway Authority BAN	4.000%	7/1/37	400	421
Central Florida Expressway Authority Revenue	5.000%	7/1/26	110	135
Central Florida Expressway Authority Revenue	4.000%	7/1/30	500	541
Central Florida Expressway Authority Revenue	5.000%	7/1/34	190	220
Central Florida Expressway Authority Revenue	4.000%	7/1/35	500	528
Central Florida Expressway Authority Revenue	4.000%	7/1/36	610	643
Central Florida Expressway Authority Revenue	4.000%	7/1/38	625	657
Central Florida Expressway Authority Revenue	4.000%	7/1/39	450	473
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	310	332
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19 (Prere.)	105	115
Florida Board of Education Lottery Revenue	5.000%	7/1/20	1,400	1,557
Florida Board of Education Lottery Revenue	5.000%	7/1/24	320	389

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	205	212
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	150	166
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,670	1,966
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	250	285
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	225	263
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/33	715	787
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/36	180	198
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/37 (14)	160	162
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/38	100	104
Florida Board of Education Public Education
Capital Outlay GO	5.500%	6/1/38	200	209
Florida Mid-Bay Bridge Authority Revenue	4.000%	10/1/40 (4)	200	208
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	105	110
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	125	131
Florida Municipal Power Agency Revenue	5.250%	10/1/19	135	147
Florida Municipal Power Agency Revenue	5.000%	10/1/22	290	340
Florida Municipal Power Agency Revenue	5.000%	10/1/24	150	182
Florida Municipal Power Agency Revenue	5.000%	10/1/28	90	109
Florida Turnpike Authority Revenue	4.500%	7/1/37	50	54
Florida Turnpike Authority Revenue	5.000%	7/1/40	1,790	1,980
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	200	212
Fort Lauderdale FL Water & Sewer Revenue	4.750%	9/1/17 (Prere.)	100	100
Fort Lauderdale FL Water & Sewer Revenue	5.000%	9/1/17 (Prere.)	790	793
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/39	400	441
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/44	505	569
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/26	55	67
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	1,215	1,395
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	1,000	1,171
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	800	927
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/39	40	46
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/18	475	497
Jacksonville FL Special Revenue	5.000%	10/1/30	500	597
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.500%	10/1/17 (Prere.)	105	106
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.250%	10/1/17 (Prere.)	325	327
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/18 (Prere.)	375	393

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/19 (Prere.)	1,000	1,096
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	750	835
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	250	294
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	300	333
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/36	485	528
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	100	108
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	340	389
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	110	120
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	110	115
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	165	172
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/38	500	584
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	4.000%	4/1/45	140	144
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/45	455	510
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	225	270
Miami-Dade County FL Expressway Authority
Toll System Revenue	4.000%	7/1/35	110	118
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	2,765	3,019
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	255	255
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	10/1/48 (12)	515	139
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	4/1/49 (12)	1,225	303
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	103
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	120	124
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	103
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	250	258
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	150	155
Miami-Dade County FL School Board COP	5.375%	2/1/19 (Prere.)	255	272
Miami-Dade County FL School Board COP	5.000%	2/1/26	390	472
Miami-Dade County FL School Board COP	5.625%	5/1/31	65	73
Miami-Dade County FL School District GO	5.000%	3/15/46	1,000	1,145
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/17 (Prere.)	175	176
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/34	155	178
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	560	635
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	570	655
Miami-Dade County FL Special Obligation
Revenue	4.000%	10/1/39	135	140

Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/42	130	45
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/18 (Prere.)	145	150
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/38	780	823
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/42	190	195
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/42	1,530	1,732
Miami-Dade County FL Water & Sewer Revenue	5.125%	10/1/18 (Prere.)	440	461
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/18 (4)	300	315
Miami-Dade County FL Water & Sewer Revenue	6.000%	10/1/18 (Prere.)	110	116
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/23	110	132
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/24	605	736
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/29	100	119
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/34	965	1,069
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/39 (12)	1,160	1,279
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/42	1,075	1,203
Orange County FL School Board COP	5.000%	8/1/17 (Prere.)	135	135
Orange County FL School Board COP	5.500%	8/1/19 (Prere.)	310	338
Orange County FL School Board COP	5.000%	8/1/31	905	1,060
Orange County FL Tourist Development
Revenue	5.000%	10/1/22	100	118
Orange County FL Tourist Development
Revenue	5.000%	10/1/24	195	238
Orange County FL Tourist Development
Revenue	4.000%	10/1/34	900	965
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	460	511
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	250	278
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/22	65	76
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.000%	5/1/24 (Prere.)	400	489
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.250%	5/1/24 (Prere.)	200	248
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	400	419
Orlando FL Utility Commission Utility System
Revenue	5.000%	4/1/19 (Prere.)	1,350	1,440
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	175	211
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/25	145	179
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/22	50	41
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/32	45	35
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	590	455
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	280	304
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	335	345

Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	105	108
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	65	68
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/21 (Prere.)	5	6
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/24	145	166
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/31	95	108
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	100	104
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	10	10
Reedy Creek FL Improvement District GO	5.000%	6/1/38	290	331
South Florida Water Management District COP	5.000%	10/1/33	275	321
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	1,000	1,007
Tallahassee FL Utility System Revenue	5.000%	10/1/32	105	106
Tallahassee FL Utility System Revenue	5.000%	10/1/37	150	151
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (Prere.)	85	89
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (ETM)	120	126
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/19 (ETM)	410	445
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	760
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	298
				58,158
Georgia (2.4%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/24	215	235
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	130	153
Atlanta GA Metropolitan Rapid Transit Authority
Revenue	5.000%	7/1/39	285	305
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/19 (Prere.)	780	854
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/19 (Prere.)	60	66
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	100	111
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	575	639
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	245	272
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	50	55
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,000	1,117
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,000	1,117
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27 (4)	150	191
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/27 (14)	565	710
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/28	155	187
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/29	180	215
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	525	616
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/34 (4)	410	448
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/39 (4)	30	33
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40	645	748
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43	500	577
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	345	393
Georgia GO	4.000%	9/1/17	215	216
Georgia GO	5.000%	7/1/18	1,000	1,038
Georgia GO	5.000%	7/1/18 (Prere.)	150	156
Georgia GO	5.000%	1/1/19 (Prere.)	350	370
Georgia GO	5.000%	7/1/19	200	200
Georgia GO	5.000%	7/1/19	665	716
Georgia GO	5.000%	7/1/19	100	108

Georgia GO	5.000%	10/1/21	250	289
Georgia GO	5.000%	2/1/22	100	117
Georgia GO	4.500%	11/1/22	135	153
Georgia GO	5.000%	2/1/23	1,370	1,639
Georgia GO	5.000%	2/1/24	450	549
Georgia GO	5.000%	7/1/24	800	984
Georgia GO	5.000%	7/1/24	130	135
Georgia GO	4.000%	7/1/25	1,000	1,171
Georgia GO	5.000%	1/1/26	1,780	2,232
Georgia GO	5.000%	7/1/26	800	1,010
Georgia GO	5.000%	7/1/27	2,175	2,744
Georgia GO	5.000%	7/1/27	240	281
Georgia GO	5.000%	7/1/28	1,000	1,263
Georgia GO	5.000%	7/1/28	80	100
Georgia Road & Tollway Authority Revenue	5.000%	6/1/18 (4)	175	181
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	175	187
Gwinnett County GA School District GO	4.500%	10/1/17 (ETM)	20	20
Gwinnett County GA School District GO	4.500%	10/1/17	180	181
Gwinnett County GA School District GO	5.000%	8/1/21	1,600	1,842
Gwinnett County GA School District GO	5.000%	2/1/22	1,600	1,868
Gwinnett County GA School District GO	5.000%	8/1/22	1,000	1,183
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/19 (14)	85	91
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/20 (14)	570	634
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/36	180	193
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	800	865
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	200	236
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	410	478
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	1,190	1,307
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	805	894
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/18 (Prere.)	555	579
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/38	500	588
Private Colleges & University Authority of
Georgia Revenue (Savannah College of Art &
Design)	5.000%	4/1/44	500	546
Sandy Springs GA Public Facilities Authority
(City Center Project)	4.000%	5/1/47	190	202
				36,588
Hawaii (0.7%)
Hawaii GO	5.000%	5/1/18 (Prere.)	95	98
Hawaii GO	5.000%	5/1/18 (Prere.)	5	5
Hawaii GO	5.000%	11/1/18	625	657
Hawaii GO	5.000%	11/1/18	100	105
Hawaii GO	5.000%	12/1/18	725	765
Hawaii GO	5.000%	12/1/21 (Prere.)	90	105
Hawaii GO	5.000%	12/1/21 (Prere.)	390	453
Hawaii GO	5.000%	12/1/21 (Prere.)	135	157
Hawaii GO	5.000%	12/1/21 (Prere.)	125	145
Hawaii GO	5.000%	12/1/21 (Prere.)	65	76
Hawaii GO	5.000%	12/1/21 (Prere.)	260	302
Hawaii GO	5.000%	12/1/21 (Prere.)	195	226
Hawaii GO	5.000%	12/1/21 (Prere.)	100	116

Hawaii GO	5.000%	8/1/23	125	150
Hawaii GO	5.000%	8/1/23 (Prere.)	40	48
Hawaii GO	5.000%	8/1/24	265	323
Hawaii GO	5.000%	10/1/24	235	288
Hawaii GO	5.000%	8/1/25	545	661
Hawaii GO	5.000%	10/1/27	600	732
Hawaii GO	5.000%	10/1/27	300	371
Hawaii GO	5.000%	8/1/28	50	59
Hawaii GO	5.000%	10/1/28	225	276
Hawaii GO	5.000%	8/1/29	150	177
Hawaii GO	5.000%	8/1/30	490	578
Hawaii GO	5.000%	8/1/30	125	146
Hawaii GO	4.000%	5/1/31	325	360
Hawaii GO	4.000%	5/1/32	500	549
Hawaii GO	5.000%	5/1/34	350	419
Hawaii GO	4.000%	5/1/36	500	539
Honolulu HI City & County GO	5.000%	11/1/27	525	618
Honolulu HI City & County GO	5.000%	11/1/32	300	347
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/31	270	298
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/33	575	627
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/37	175	198
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/45	355	409
				11,383
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.250%	7/15/18 (Prere.)	65	68
Idaho Housing & Finance Association RAN	5.000%	7/15/26	130	158
				226
Illinois (4.5%)
Chicago IL Board of Education GO	6.000%	4/1/46	1,000	1,084
Chicago IL GO	5.000%	1/1/22	125	131
Chicago IL GO	5.000%	1/1/23	35	37
Chicago IL GO	5.000%	12/1/23 (2)	90	90
Chicago IL GO	4.300%	1/1/24 (2)	100	100
Chicago IL GO	5.000%	1/1/27 (4)	200	210
Chicago IL GO	4.750%	1/1/28 (14)	75	75
Chicago IL GO	5.000%	1/1/28 (4)	100	105
Chicago IL GO	5.000%	1/1/29 (4)	100	105
Chicago IL GO	4.750%	1/1/30 (4)	1,185	1,189
Chicago IL GO	4.750%	1/1/32 (4)	170	171
Chicago IL GO	5.000%	1/1/32 (14)	350	353
Chicago IL GO	5.500%	1/1/33	410	426
Chicago IL GO	5.750%	1/1/33	215	228
Chicago IL GO	5.500%	1/1/34	150	156
Chicago IL GO	5.000%	1/1/35	650	652
Chicago IL GO	4.750%	1/1/36 (4)	400	401
Chicago IL GO	6.000%	1/1/38	1,000	1,073
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	100	105
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/24	275	330
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/25	110	133

Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/26	60	73
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	340	400
Chicago IL Midway Airport Revenue	5.000%	1/1/25	75	86
Chicago IL Midway Airport Revenue	5.000%	1/1/27	60	70
Chicago IL Midway Airport Revenue	5.000%	1/1/41	390	444
Chicago IL Midway Airport Revenue	5.000%	1/1/46	485	545
Chicago IL O'Hare International Airport Revenue	4.500%	1/1/18 (Prere.)	610	619
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/21 (Prere.)	1,430	1,645
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/21 (Prere.)	1,845	2,131
Chicago IL O'Hare International Airport Revenue	6.000%	1/1/21 (Prere.)	100	116
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/21 (Prere.)	2,110	2,489
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	185	221
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	100	119
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	85	100
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	200	232
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	140	153
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	500	577
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	605	692
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	500	575
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	50	53
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	345	389
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	400	458
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	240	277
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	650	749
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	525	580
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	505	573
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/44	350	385
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/46	590	667
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/47	750	852
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/49	250	275
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/51 (4)	500	551
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/51	500	545
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	500	540
Chicago IL Wastewater Transmission Revenue	0.000%	1/1/28 (14)	275	190
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	150	163
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42 (4)	500	570
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47	500	545
Chicago IL Water Revenue	5.000%	11/1/29	50	54
Chicago IL Water Revenue	5.250%	11/1/38	350	360
Chicago IL Waterworks Revenue	4.000%	11/1/18	150	154
Chicago IL Waterworks Revenue	5.000%	11/1/30	250	281
Cook County IL GO	5.000%	11/15/17 (14)	300	303
Cook County IL GO	5.000%	11/15/18	175	183
Cook County IL GO	5.000%	11/15/19	115	123
Cook County IL GO	5.000%	11/15/21	125	133
Cook County IL GO	5.250%	11/15/22	165	182
Cook County IL GO	5.000%	11/15/23	335	383
Cook County IL GO	5.250%	11/15/24	200	223
Cook County IL GO	5.000%	11/15/25	225	251
Cook County IL GO	5.250%	11/15/25	100	111
Cook County IL GO	5.000%	11/15/28	85	89
Cook County IL GO	5.250%	11/15/28	1,075	1,166

Cook County IL Sales Tax Revenue	5.000%	11/15/37	375	409
Illinois Finance Authority Revenue (DePaul
University)	6.125%	4/1/21 (Prere.)	300	353
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/46	140	152
Illinois Finance Authority Revenue (University of
Chicago)	5.500%	7/1/18 (Prere.)	110	115
Illinois Finance Authority Revenue (University of
Chicago)	5.500%	7/1/18 (Prere.)	80	83
Illinois Finance Authority Revenue (University of
Chicago)	5.750%	7/1/18 (Prere.)	120	125
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/32	90	94
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/33	50	52
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/49	235	240
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/51	75	81
Illinois GO	3.875%	9/1/17	540	541
Illinois GO	5.000%	8/1/18	2,000	2,060
Illinois GO	4.000%	9/1/18	285	291
Illinois GO	5.000%	11/1/18	115	119
Illinois GO	5.000%	2/1/19	135	140
Illinois GO	5.000%	8/1/19	1,390	1,460
Illinois GO	4.000%	9/1/19	25	25
Illinois GO	4.000%	2/1/20	100	103
Illinois GO	5.000%	7/1/20	125	133
Illinois GO	4.000%	9/1/20	135	140
Illinois GO	4.000%	1/1/21	310	321
Illinois GO	5.000%	1/1/21	100	107
Illinois GO	5.250%	1/1/21	275	296
Illinois GO	4.000%	2/1/21	100	104
Illinois GO	5.000%	7/1/21	225	242
Illinois GO	5.000%	8/1/21	1,285	1,385
Illinois GO	5.000%	2/1/22	150	162
Illinois GO	5.000%	5/1/22	55	60
Illinois GO	5.000%	8/1/22 (4)	200	221
Illinois GO	4.000%	9/1/22	115	116
Illinois GO	4.000%	9/1/22	200	209
Illinois GO	5.000%	2/1/23	220	241
Illinois GO	5.000%	5/1/23	155	170
Illinois GO	5.000%	7/1/23	580	636
Illinois GO	5.000%	1/1/24	160	167
Illinois GO	5.000%	2/1/24	125	137
Illinois GO	5.500%	7/1/24	600	669
Illinois GO	5.000%	3/1/25	390	416
Illinois GO	5.500%	7/1/25	260	289
Illinois GO	4.000%	8/1/25	500	509
Illinois GO	5.000%	8/1/25	60	65
Illinois GO	5.500%	7/1/26	160	176
Illinois GO	5.000%	2/1/27	50	54
Illinois GO	5.000%	2/1/27	500	549
Illinois GO	5.000%	5/1/27	250	268
Illinois GO	5.000%	5/1/29	75	79
Illinois GO	5.250%	7/1/29	295	314
Illinois GO	4.000%	2/1/31 (4)	250	248

Illinois GO	5.000%	3/1/32	50	52
Illinois GO	5.000%	1/1/34	665	683
Illinois GO	5.000%	5/1/35	150	155
Illinois GO	5.000%	5/1/36	365	376
Illinois GO	5.000%	5/1/39	555	569
Illinois GO	4.000%	6/1/41	60	55
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/22	100	115
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/23	175	204
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/29	40	47
Illinois Municipal Electric Agency Power Supply
System Revenue	4.000%	2/1/33	250	264
Illinois Regional Transportation Authority
Revenue	5.750%	6/1/21 (4)	120	139
Illinois Regional Transportation Authority
Revenue	6.500%	7/1/26 (14)	120	158
Illinois Regional Transportation Authority
Revenue	5.750%	6/1/34 (4)	175	229
Illinois Sales Tax Revenue	4.750%	6/15/19 (Prere.)	225	241
Illinois Sales Tax Revenue	5.000%	6/15/19	450	477
Illinois Sales Tax Revenue	5.250%	6/15/19 (Prere.)	160	173
Illinois Sales Tax Revenue	5.000%	6/15/20	350	380
Illinois Sales Tax Revenue	5.000%	6/15/20	270	293
Illinois Sales Tax Revenue	4.000%	6/15/21	350	364
Illinois Sales Tax Revenue	5.000%	6/15/21	175	194
Illinois Sales Tax Revenue	5.000%	6/15/22	210	238
Illinois Sales Tax Revenue	5.000%	6/15/23	510	583
Illinois Sports Facility Authority Revenue	0.000%	6/15/26 (2)	90	63
Illinois Sports Facility Authority Revenue	5.000%	6/15/27 (4)	385	430
Illinois Toll Highway Authority Revenue	5.500%	1/1/18 (Prere.)	50	51
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	100	105
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	100	112
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	100	115
Illinois Toll Highway Authority Revenue	5.000%	1/1/24	100	120
Illinois Toll Highway Authority Revenue	4.000%	12/1/31	185	198
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	175	201
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	360	408
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	750	849
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	375	425
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,850	3,209
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	1,730	1,938
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	1,000	1,139
Illinois Toll Highway Authority Revenue	5.000%	1/1/39	50	56
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	1,050	1,194
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	200	226
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	240	197
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	755	537
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/28 (14)	105	69
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	70	43
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	150	91

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	255	121
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	520	158
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/46 (4)	615	170
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/47 (4)	120	32
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/20 (14)	215	199
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.650%	6/15/22 (14)	295	338
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	620	349
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	430	230
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/34 (14)	250	121
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	200	84
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/43 (4)	320	102
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/45 (4)	340	98
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/50 (4)	350	361
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51 (4)	570	120
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/32	175	183
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/35	185	191
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/41	485	544
Northern Illinois Municipal Power Agency Project
Revenue (Prairie State Project)	5.000%	1/1/18 (Prere.)	340	346
Northern Illinois Municipal Power Agency Project
Revenue (Prairie State Project)	5.000%	1/1/18 (Prere.)	130	132
Springfield IL Electric Revenue	5.000%	3/1/18 (Prere.)	365	374
Springfield IL Electric Revenue	5.000%	3/1/33	500	567
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/31	190	87
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/32	90	39
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	300	121
				68,557

Indiana (0.6%)
Indiana Finance Authority Highway Revenue	5.000%	12/1/23	225	272
Indiana Finance Authority Highway Revenue	5.000%	12/1/25	360	447
Indiana Finance Authority Revenue	5.000%	2/1/24	85	103
Indiana Finance Authority Revenue	5.000%	2/1/25	50	62
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/21 (Prere.)	680	771
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	460	531
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41	700	786
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41 (14)	500	576
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41	180	202
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	100	107
Indiana Municipal Power Agency Revenue	4.000%	1/1/42	110	114
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	1,015	1,164
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/35 (4)	1,500	1,626
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/19 (Prere.)	10	11
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/19 (Prere.)	30	32
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.750%	1/1/19 (Prere.)	20	21
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/29 (12)	50	53
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/29	120	128
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	1,000	1,057
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.750%	1/1/38	80	85
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/39	280	307
				8,455
Iowa (0.1%)
Iowa Finance Authority Revenue	5.000%	8/1/20	285	318
Iowa Special Obligation Revenue	4.000%	6/1/26	160	185
Iowa Special Obligation Revenue	5.000%	6/1/28	415	507
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/19 (Prere.)	105	113
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/19 (Prere.)	555	595
				1,718
Kansas (0.3%)
Kansas Department of Transportation Highway
Revenue	5.500%	3/1/19 (4)	350	375
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	180	202
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/24	560	688
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	140	172

Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	195	242
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	450	552
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/30	750	903
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/34	195	231
Kansas Development Finance Authority
Revenue (Kansas Department of Health &
Environment)	5.000%	3/1/21	325	358
Seward County KS Unified School District No.
480 GO	5.000%	9/1/39	90	105
Seward County KS Unified School District No.
480 GO	5.000%	9/1/39	410	455
Wyandotte County KS Unified School District
No. 500 GO	4.125%	9/1/37	500	541
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/40	75	85
				4,909
Kentucky (0.3%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/25	140	167
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/26	245	291
Kentucky Municipal Power Agency Power
System Revenue	4.000%	9/1/39 (14)	110	114
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	150	167
Kentucky Property & Building Commission
Revenue	5.250%	2/1/18	110	112
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	510	530
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	160	169
Kentucky Property & Building Commission
Revenue	5.500%	11/1/18 (Prere.)	320	338
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	230	245
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	445	473
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	500	539
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	120	126
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	120	133
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	375	437
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	105	124
Kentucky Property & Building Commission
Revenue	5.250%	2/1/24 (12)	15	16
Kentucky Property & Building Commission
Revenue	5.500%	11/1/28	30	32

Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	200	226
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System	3.000%	5/15/46	610	560
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	5.000%	5/15/34	110	125
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	4.250%	5/15/38 (12)	150	153
				5,077
Louisiana (0.7%)
East Baton Rouge LA Sewerage Commission
Revenue	5.250%	2/1/19 (Prere.)	175	186
East Baton Rouge Parish LA Sewer
Commission Revenue	5.250%	2/1/19 (Prere.)	55	59
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/39	100	113
Lafayette LA Communications System Revenue	5.250%	11/1/17 (Prere.)	275	278
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23	500	583
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22	160	187
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	575	669
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	655	747
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/39	110	115
Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39	1,325	1,443
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/41	110	126
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/45	390	421
Louisiana GO	5.000%	7/15/23	1,040	1,215
Louisiana GO	5.000%	7/15/24	475	553
Louisiana GO	5.000%	8/1/25	50	60
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/43	100	110
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/44	360	396
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	4.000%	2/1/48	635	650
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/37	570	648
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/39	100	113
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/51	150	166
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/56	550	609
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.000%	10/1/41	315	329
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	215	239
				10,015

Maine (0.0%)
Maine GO	5.000%	6/1/21	500	572

Maryland (2.3%)
Anne Arundel County MD GO	4.750%	4/1/19 (Prere.)	100	106
Baltimore MD Project Revenue	5.000%	7/1/38	60	68
Baltimore MD Project Revenue	5.000%	7/1/41	660	738
Baltimore MD Project Revenue	5.000%	7/1/43	105	118
Howard County MD GO	5.000%	2/15/27	500	634
Howard County MD GO	5.000%	2/15/28	1,700	2,134
Howard County MD GO	3.000%	2/15/30	100	102
Maryland Department of Transportation
Revenue	5.000%	9/1/18 (Prere.)	205	214
Maryland Department of Transportation
Revenue	5.000%	2/15/23	1,340	1,603
Maryland Department of Transportation
Revenue	4.000%	12/15/26	150	170
Maryland Department of Transportation
Revenue	4.000%	11/1/27	550	625
Maryland Department of Transportation
Revenue	3.000%	12/15/30	755	769
Maryland GO	4.500%	8/1/17	1,000	1,000
Maryland GO	5.000%	3/1/18	100	102
Maryland GO	5.000%	7/15/18 (Prere.)	115	120
Maryland GO	5.000%	3/1/19 (Prere.)	60	64
Maryland GO	5.000%	3/1/19	110	117
Maryland GO	5.000%	3/15/19 (Prere.)	375	400
Maryland GO	5.000%	3/15/19	125	133
Maryland GO	5.000%	8/1/19 (Prere.)	200	216
Maryland GO	5.000%	8/1/20	500	558
Maryland GO	5.000%	8/1/20 (Prere.)	125	139
Maryland GO	5.000%	3/1/21 (Prere.)	400	455
Maryland GO	5.000%	3/1/21	125	142
Maryland GO	5.000%	3/1/21 (Prere.)	1,300	1,477
Maryland GO	4.500%	8/1/21	200	226
Maryland GO	5.000%	8/1/21 (Prere.)	460	529
Maryland GO	5.000%	8/1/21 (Prere.)	100	115
Maryland GO	5.000%	8/1/21	650	748
Maryland GO	5.000%	8/1/21	150	173
Maryland GO	5.000%	3/1/22 (Prere.)	250	292
Maryland GO	5.000%	3/15/22	1,000	1,171
Maryland GO	5.000%	6/1/22	840	989
Maryland GO	5.000%	3/1/23	200	240
Maryland GO	5.000%	3/1/23 (Prere.)	730	872
Maryland GO	5.000%	6/1/23	125	151
Maryland GO	4.000%	8/1/23	150	173
Maryland GO	5.000%	8/1/23	310	375
Maryland GO	5.000%	8/1/23 (Prere.)	115	139
Maryland GO	5.000%	6/1/24	940	1,154
Maryland GO	4.000%	8/1/24	700	814
Maryland GO	5.000%	8/1/24	210	259
Maryland GO	5.000%	3/1/25	125	148
Maryland GO	4.000%	6/1/25	1,590	1,833
Maryland GO	5.000%	3/1/26	75	89
Maryland GO	5.000%	3/15/26	450	566
Maryland GO	5.000%	6/1/26	1,000	1,210
Maryland GO	3.000%	3/1/27	350	361

Maryland GO	5.000%	3/15/27	1,000	1,270
Maryland GO	4.000%	6/1/27	770	874
Maryland GO	4.000%	8/1/27	960	1,078
Maryland GO	3.000%	3/1/28	295	303
Maryland GO	4.000%	6/1/28	1,000	1,126
Maryland GO	3.000%	8/1/28	200	207
Maryland GO	3.000%	8/1/29	135	139
Maryland GO	3.000%	3/1/30	200	205
Maryland GO	3.000%	6/1/31	500	510
Maryland Stadium Authority Revenue (Baltimore
City Public Schools Construction &
Revitalization Program Revenue Bonds)	5.000%	5/1/46	950	1,087
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/36 (4)	210	218
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/38 (4)	390	404
Maryland Transportation Authority GAN	5.250%	3/1/19	545	582
Montgomery County MD GO	5.000%	11/1/20	400	450
Montgomery County MD GO	5.000%	7/1/21	245	281
Montgomery County MD GO	5.000%	11/1/23	940	1,143
Montgomery County MD GO	5.000%	11/1/25	500	613
Montgomery County MD GO	5.000%	11/1/26	115	140
				35,461
Massachusetts (5.5%)
Massachusetts Bay Transportation Authority
Assessment Revenue	4.050%	7/1/41	50	52
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	670	763
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	130	135
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	925	962
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/18	425	443
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/28	80	101
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	100	127
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/32	955	586
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,000	1,062
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	850	982
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/45	535	613
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	925	1,003
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	165	179
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	610	657
Massachusetts Development Finance Agency
Revenue (Boston College)	4.000%	7/1/42	930	984
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	600	624

Massachusetts Development Finance Agency
Revenue (Brandeis University)	5.000%	10/1/35	835	902
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	460	504
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	500	555
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	1,000	1,125
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/22	290	343
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/24	110	135
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/36	880	1,150
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/40	205	271
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/29	500	583
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	380	437
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	60	73
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	470	569
Massachusetts GO	5.000%	8/1/17	600	600
Massachusetts GO	5.000%	8/1/17 (Prere.)	360	360
Massachusetts GO	5.000%	8/1/17 (Prere.)	500	500
Massachusetts GO	5.000%	12/1/17	1,085	1,100
Massachusetts GO	5.000%	8/1/18 (Prere.)	125	130
Massachusetts GO	5.500%	8/1/18	745	779
Massachusetts GO	5.000%	3/1/19 (Prere.)	1,350	1,436
Massachusetts GO	5.000%	7/1/19 (Prere.)	50	54
Massachusetts GO	5.000%	8/1/19	600	648
Massachusetts GO	5.000%	4/1/21 (Prere.)	200	228
Massachusetts GO	5.000%	4/1/21 (Prere.)	100	114
Massachusetts GO	5.000%	8/1/21 (Prere.)	100	115
Massachusetts GO	5.250%	8/1/21	75	87
Massachusetts GO	5.250%	9/1/21 (4)	540	627
Massachusetts GO	5.000%	10/1/21 (Prere.)	150	173
Massachusetts GO	5.000%	7/1/22 (Prere.)	450	530
Massachusetts GO	5.000%	7/1/22 (Prere.)	160	188
Massachusetts GO	5.000%	7/1/22	135	159
Massachusetts GO	5.000%	7/1/22 (Prere.)	1,100	1,296
Massachusetts GO	5.250%	8/1/22	250	298
Massachusetts GO	5.000%	10/1/22	330	390
Massachusetts GO	5.000%	11/1/22 (Prere.)	1,000	1,187
Massachusetts GO	5.000%	3/1/23	500	596
Massachusetts GO	5.000%	7/1/23	1,450	1,741
Massachusetts GO	5.000%	7/1/23	185	222
Massachusetts GO	5.000%	8/1/23	285	343
Massachusetts GO	5.250%	8/1/23	975	1,187
Massachusetts GO	5.000%	7/1/24	370	452
Massachusetts GO	4.000%	5/1/25	1,000	1,128
Massachusetts GO	5.000%	8/1/25	200	247
Massachusetts GO	5.250%	9/1/25 (4)	185	233
Massachusetts GO	5.000%	7/1/27	405	510
Massachusetts GO	4.000%	10/1/27	225	243

Massachusetts GO	5.000%	7/1/28	1,300	1,651
Massachusetts GO	5.000%	7/1/29	445	540
Massachusetts GO	5.000%	9/1/29	1,000	1,172
Massachusetts GO	4.000%	11/1/29	100	109
Massachusetts GO	5.000%	7/1/30	505	601
Massachusetts GO	5.500%	8/1/30 (2)	645	847
Massachusetts GO	4.000%	7/1/31	200	213
Massachusetts GO	5.000%	7/1/33	100	117
Massachusetts GO	5.000%	2/1/34	1,460	1,741
Massachusetts GO	5.000%	2/1/35	110	131
Massachusetts GO	5.000%	7/1/35	1,000	1,167
Massachusetts GO	5.000%	8/1/35	100	114
Massachusetts GO	4.000%	9/1/35	570	611
Massachusetts GO	3.375%	10/1/35	200	201
Massachusetts GO	5.000%	12/1/35	100	119
Massachusetts GO	5.000%	2/1/36	205	243
Massachusetts GO	5.000%	7/1/36	840	978
Massachusetts GO	4.000%	9/1/37	100	106
Massachusetts GO	4.000%	9/1/37	200	213
Massachusetts GO	5.000%	12/1/38	750	885
Massachusetts GO	4.000%	5/1/39	255	268
Massachusetts GO	4.000%	5/1/40	100	105
Massachusetts GO	5.000%	3/1/41	700	805
Massachusetts GO	4.000%	4/1/42	640	671
Massachusetts GO	4.000%	4/1/42	955	978
Massachusetts GO	4.500%	12/1/43	1,405	1,528
Massachusetts GO	5.000%	7/1/45	400	461
Massachusetts GO	4.000%	2/1/46	1,000	1,048
Massachusetts GO	5.000%	3/1/46	735	842
Massachusetts GO	4.000%	4/1/46	1,270	1,324
Massachusetts GO	5.000%	4/1/47	1,505	1,761
Massachusetts GO	5.250%	4/1/47	200	241
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music,
Inc.)	5.000%	10/1/17 (Prere.)	170	171
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music,
Inc.)	5.000%	10/1/37	10	10
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/17 (Prere.)	685	690
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	335	367
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	100	132
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/35	750	826
Massachusetts Port Authority Revenue	5.000%	7/1/45	160	184
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.500%	8/15/17 (Prere.)	240	240
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.500%	8/15/17 (Prere.)	90	90
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/17 (Prere.)	725	726
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/18	1,250	1,304
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	75	81

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/19	595	647
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/21	390	451
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	260	305
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	1,270	1,480
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	1,400	1,625
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,000	1,189
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	275	314
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	55	63
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	1,330	1,506
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/43	375	428
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/46	300	314
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	400	468
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/30 (14)	125	161
Massachusetts Transportation Fund Revenue	5.000%	6/1/26	100	126
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.375%	6/1/43	85	90
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	1,000	1,143
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/46	300	316
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/41	750	880
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	150	159
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	120	125
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/19	100	109
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	625	739
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/38	2,450	2,632
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/18	1,100	1,146
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	210	227
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	170	184
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	120	138
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/21 (4)	750	878
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	2,960	3,570

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	100	121
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	80	104
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	100	100
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	245	264
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/37	125	143
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/40	500	532
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/33	105	119
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	1,000	1,132
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	295	337
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	60	70
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	85	97
University of Massachusetts Building Authority
Revenue	4.000%	11/1/45	150	157
				85,022
Michigan (1.4%)
Detroit MI City School District GO	5.250%	5/1/27 (4)	110	132
Detroit MI City School District GO	5.250%	5/1/32 (4)	125	151
Detroit MI Sewage Disposal System Revenue	5.250%	7/1/29 (13)	125	130
Detroit MI Water Supply System Revenue	5.750%	7/1/23 (13)	250	261
Detroit MI Water Supply System Revenue	5.250%	7/1/41	500	543
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/33	620	717
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/46	280	318
Holland MI Electric Utility System Revenue	5.000%	7/1/27	250	283
Holland MI Electric Utility System Revenue	5.000%	7/1/33	780	879
Holland MI Electric Utility System Revenue	5.000%	7/1/39	300	338
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/28	500	575
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	230	259
Lansing MI Board of Water & Light Utility
System Revenue	5.000%	7/1/37	50	56
Lansing MI Board of Water & Light Utility
System Revenue	5.500%	7/1/41	250	285
Michigan Building Authority Revenue	5.000%	4/15/19	445	475
Michigan Building Authority Revenue	5.000%	4/15/22	525	611
Michigan Building Authority Revenue	5.000%	4/15/23	115	136
Michigan Building Authority Revenue	5.000%	10/15/29	75	87
Michigan Building Authority Revenue	5.000%	10/15/32	290	343
Michigan Building Authority Revenue	5.000%	4/15/33	485	557
Michigan Building Authority Revenue	5.000%	10/15/33	125	147
Michigan Building Authority Revenue	5.000%	4/15/38	1,130	1,280
Michigan Building Authority Revenue	5.000%	4/15/41	500	573

Michigan Building Authority Revenue	5.000%	10/15/50	110	123
Michigan Finance Authority Revenue	5.000%	4/1/19	250	264
Michigan Finance Authority Revenue	5.000%	4/1/21	250	276
Michigan Finance Authority Revenue	5.000%	10/1/39	110	123
Michigan Finance Authority Revenue	5.000%	7/1/44	720	781
Michigan Finance Authority Revenue (Detroit
School District)	5.000%	5/1/18	600	617
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	400	471
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	250	295
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	280	327
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (4)	115	131
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	485	536
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/23	1,250	1,480
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	200	204
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	1,950	2,100
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	110	119
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/21	210	226
Michigan GAN	5.000%	3/15/22	695	808
Michigan GAN	5.000%	3/15/25	345	421
Michigan GAN	5.000%	3/15/26	385	474
Michigan GAN	5.000%	3/15/27	480	596
Michigan GO	5.250%	9/15/17 (Prere.)	245	246
Michigan GO	5.000%	11/1/18 (Prere.)	50	53
Michigan GO	5.000%	5/1/19	65	67
Michigan Grant Anticipation Revenue	5.250%	9/15/17 (Prere.)	400	402
Michigan Trunk Line Revenue	5.500%	11/1/18	65	69
Michigan Trunk Line Revenue	5.000%	11/1/19	50	54
University of Michigan Revenue	5.000%	4/1/40	500	587
University of Michigan Revenue	5.000%	4/1/47	500	591
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/42 (4)	230	253
Wayne State University Michigan Revenue	5.000%	11/15/18 (Prere.)	155	163
Wayne State University Michigan Revenue	5.000%	11/15/24 (4)	200	210
Western Michigan University Revenue	5.000%	5/15/18 (Prere.)	50	52
				22,255
Minnesota (0.4%)
Hennepin County MN Sales Tax Revenue	4.750%	12/15/17 (Prere.)	250	254
Minnesota General Fund Revenue	5.000%	3/1/22	215	251
Minnesota General Fund Revenue	5.000%	3/1/27	500	578
Minnesota General Fund Revenue	5.000%	3/1/29	760	876
Minnesota GO	5.000%	8/1/17	125	125
Minnesota GO	5.000%	8/1/17 (Prere.)	145	145
Minnesota GO	5.000%	8/1/17 (Prere.)	545	545
Minnesota GO	5.000%	10/1/17	900	906
Minnesota GO	5.000%	10/1/18	350	367
Minnesota GO	5.000%	8/1/19	200	216
Minnesota GO	5.000%	11/1/19	75	82

Minnesota GO	5.000%	8/1/20	500	558
Minnesota GO	5.000%	8/1/21	485	541
Minnesota GO	5.000%	8/1/22	160	178
Minnesota GO	5.000%	8/1/23	150	181
Minnesota GO	5.000%	8/1/23	375	418
Minnesota Municipal Power Agency Revenue	5.000%	1/1/40	415	467
				6,688
Mississippi (0.3%)
Mississippi Development Bank Special
Obligation Revenue	5.250%	8/1/20 (Prere.)	500	562
Mississippi GO	5.000%	10/1/20	125	140
Mississippi GO	5.000%	10/1/21 (Prere.)	1,110	1,282
Mississippi GO	5.000%	11/1/21	260	301
Mississippi GO	5.000%	10/1/27	1,000	1,252
Mississippi GO	5.000%	10/1/28	510	633
				4,170
Missouri (0.4%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/28	100	105
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	220	253
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.125%	4/1/18 (Prere.)	300	308
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	500	562
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/27	50	59
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/19	1,210	1,296
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/24	170	208
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/25	110	134
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	6.000%	1/1/19 (Prere.)	115	123
Springfield MO Public Utility Revenue	5.000%	8/1/20	250	279
Springfield MO Public Utility Revenue	4.000%	8/1/31	130	143
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.500%	7/1/30 (14)	60	75
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/42	1,510	1,710
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	610	702
				5,957
Nebraska (0.2%)
Nebraska GO (Lincoln-West Haymarket Joint
Public Agency)	5.000%	12/15/42	50	56
Nebraska Public Power District Revenue	5.000%	1/1/18 (Prere.)	520	529
Nebraska Public Power District Revenue	4.000%	1/1/44	810	829
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	150	170
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/28	275	337
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/31	85	100

Omaha NE Public Power District Electric
Revenue	4.000%	2/1/38	175	184
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/42	150	152
Omaha NE Public Power District Electric
Revenue	5.250%	2/1/42	135	157
				2,514
Nevada (1.1%)
Clark County NV Airport Improvement Revenue	5.000%	7/1/18	1,020	1,058
Clark County NV Airport Improvement Revenue	5.000%	7/1/24 (4)	525	564
Clark County NV Airport Improvement Revenue	5.000%	7/1/25 (4)	200	215
Clark County NV GO	5.000%	6/1/18 (Prere.)	55	57
Clark County NV GO	5.000%	6/1/18 (Prere.)	295	305
Clark County NV GO	5.000%	11/1/26	170	212
Clark County NV GO	5.000%	11/1/27	60	74
Clark County NV GO	4.000%	6/1/31	565	624
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	538
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	100	109
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/39 (4)	115	125
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/42	110	119
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	245	249
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	50	52
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	320	331
Clark County NV School District GO	5.000%	6/15/18	720	745
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	250	259
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	1,125	1,165
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	400	414
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	155	161
Clark County NV School District GO	5.000%	6/15/18	100	104
Clark County NV School District GO	5.000%	6/15/21 (14)	80	83
Clark County NV School District GO	5.000%	6/15/22 (14)	45	47
Clark County NV School District GO	5.000%	6/15/23	750	889
Clark County NV School District GO	5.000%	6/15/23	80	95
Clark County NV School District GO	5.000%	6/15/23 (14)	180	186
Clark County NV School District GO	5.000%	6/15/25	400	485
Clark County NV Water Reclamation District GO	5.000%	7/1/23	115	138
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	155	184
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	160	189
Las Vegas NV GO	6.000%	4/1/19 (Prere.)	100	108
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	150	153
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	105	107
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	220	225
Las Vegas Valley Water District Nevada GO	5.000%	6/1/34	250	291
Las Vegas Valley Water District Nevada GO	5.000%	6/1/37	520	591
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	60	67
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	320	366
Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	140	163
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42	520	545

Las Vegas Valley Water District Nevada GO	5.000%	6/1/42	1,020	1,154
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	125	127
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	3/1/22	50	58
Nevada Capital Improvement GO	5.000%	4/1/20	250	276
Nevada GO	5.000%	12/1/17 (Prere.)	100	101
Nevada GO	5.000%	6/1/18	100	103
Nevada GO	5.000%	4/1/24	110	134
Nevada GO	5.000%	11/1/24	115	141
Nevada GO	5.000%	11/1/26	250	304
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/27	200	246
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/30	345	423
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/31	435	530
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	100	101
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/33	100	119
Washoe County NV Highway Fuel Tax Revenue	5.000%	2/1/29	885	936
Washoe County NV Highway Fuel Tax Revenue	5.000%	2/1/38	140	147
				17,292
New Hampshire (0.0%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	5.250%	6/1/19 (Prere.)	365	394

New Jersey (5.6%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.125%	11/1/17 (4)	90	91
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/20	485	529
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/22	400	454
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/27 (4)	500	363
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	500	348
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	300	366
New Jersey COP	5.250%	6/15/19 (Prere.)	420	453
New Jersey COP	5.250%	6/15/19 (Prere.)	1,960	2,114
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	1,495	1,680
New Jersey Economic Development Authority
Revenue	5.000%	11/1/22	550	597
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	460	501
New Jersey Economic Development Authority
Revenue	4.000%	6/15/24	100	102

New Jersey Economic Development Authority
Revenue	5.000%	6/15/41	200	205
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	1,000	1,050
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	130	142
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	4.250%	6/15/27	320	331
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	250	268
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	590	592
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (Prere.)	120	120
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	1,000	1,063
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	600	629
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	400	419
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	130	139
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	220	232
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/21	510	545
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	100	114
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	495	527
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	100	112
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	1,135	1,224
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	450	485
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/23	1,220	1,326
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	3.000%	3/1/24	710	690
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	900	968
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	250	266
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	1,915	2,038
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	175	184
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	470	497
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	630	669
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	500	526
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.375%	6/15/27	110	112

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/27	165	174
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	600	630
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	180	188
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	885	918
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	100	104
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	150	153
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	100	103
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	100	107
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	215	225
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/21	990	1,065
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18 (Prere.)	140	145
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	1,000	1,030
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.000%	7/1/45	140	149
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.000%	7/1/47	520	562
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	100	104
New Jersey GO	5.125%	7/15/18	300	311
New Jersey GO	5.250%	7/15/18 (2)	455	473
New Jersey GO	5.250%	7/1/19	125	134
New Jersey GO	5.250%	7/15/19 (2)	170	183
New Jersey GO	5.000%	6/1/20	300	327
New Jersey GO	5.000%	8/15/20	500	548
New Jersey GO	5.000%	6/1/22	700	793
New Jersey GO	5.000%	6/1/28	125	142
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/18 (Prere.)	15	16
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/38	40	41
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	100	107
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	150	158
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	200	214
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	250	258
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	530	546

New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	100	110
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	150	154
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	160	164
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	200	222
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	300	329
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	300	326
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	2,540	2,594
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	150	161
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	225	230
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	1,310	1,335
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	0.000%	12/15/35 (2)	160	69
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	580	619
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	12/15/25 (2)	470	476
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	600	629
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.750%	12/15/31	700	731
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	250	260
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/36	145	151
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	0.000%	12/15/36	170	63
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	150	153
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	710	734
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	140	149
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	250	258
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	400	415
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/45	120	123
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	50	51
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,000	1,069
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	200	212
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	532

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	325	346
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	740	817
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/22	125	136
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	65	70
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	670	749
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	770	847
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	255	284
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	115	128
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	240	267
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	315	356
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	140	154
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/24 (2)	785	605
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	250	275
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.375%	12/15/24	120	125
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	450	477
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	735	512
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	230	152
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/26 (2)	200	203
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/27 (2)	155	157
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	1,125	704
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	580	342
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	450	250
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	1,000	526
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30 (14)	100	58
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	525	288
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	735	366
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	737
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	670	717

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	1,465	777
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	60	28
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	1,730	1,751
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	130	58
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	280	124
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	305	127
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/34 (2)	715	723
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	870	344
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	250	260
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36 (2)	560	230
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	415	147
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	965	341
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	4.750%	12/15/37 (2)	2,125	2,146
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	250	84
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	1,145	383
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.875%	12/15/38	1,795	1,877
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	750	785
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	1,115	353
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	1,005	301
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	370	380
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	315	324
New Jersey Turnpike Authority Revenue	5.000%	1/1/19	80	84
New Jersey Turnpike Authority Revenue	5.250%	1/1/19 (Prere.)	360	382
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (Prere.)	540	591
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	150	164
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	150	175
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	315	369
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	125	146
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	275	319
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	10	12
New Jersey Turnpike Authority Revenue	5.250%	1/1/27 (4)	145	182
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	535	618
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	100	115
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	530	640
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	160	188
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	50	54

New Jersey Turnpike Authority Revenue	5.000%	1/1/31	235	275
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	100	116
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,200	1,401
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	600	676
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	560	637
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	400	460
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	300	349
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	630	736
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	645	749
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	200	213
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	65	73
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	200	211
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	2,305	2,598
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	100	103
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	845	949
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	1,690	1,918
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	5.000%	1/1/32 (14)	100	117
Rahway NJ BAN	2.250%	8/2/18	1,000	1,011
Rutgers State University New Jersey Revenue	5.000%	5/1/19 (Prere.)	315	337
Rutgers State University New Jersey Revenue	5.000%	5/1/43	210	236
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	130	142
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	80	88
Toms River NJ BAN	2.000%	6/20/18	1,000	1,007
				85,930
New Mexico (0.1%)
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/18	125	130
New Mexico Finance Authority Transportation
Revenue	4.000%	6/15/19	210	222
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/19	350	376
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/20	100	111
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/21	335	384
				1,223
New York (20.4%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	895	1,013
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	1/15/20 (Prere.)	255	289
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	175	50
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/47	240	68
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	200	225
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	930	1,078
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/32	500	597

Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	500	594
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	500	592
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/36	525	560
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	760	894
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/39	500	586
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/42	500	584
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/45	500	582
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	250	279
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	615	707
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/19 (Prere.)	400	430
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	135	146
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	150	162
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	435	473
Long Island NY Power Authority Electric System
Revenue	5.500%	5/1/19 (Prere.)	425	458
Long Island NY Power Authority Electric System
Revenue	6.000%	5/1/19 (Prere.)	550	598
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/22 (4)	100	92
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/26 (4)	110	89
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	100	116
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/28 (4)	270	202
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/36 (4)	400	445
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	500	555
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	560	623
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	495	569
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/42	480	532
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	1,000	1,138
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/45	200	228
Nassau County NY GO	5.000%	4/1/39	250	277
Nassau County NY GO	5.000%	4/1/43	390	431
New York City NY GO	5.000%	8/1/17	735	735
New York City NY GO	5.000%	8/1/17 (ETM)	10	10
New York City NY GO	5.000%	8/1/17	90	90

New York City NY GO	5.000%	8/1/17 (ETM)	60	60
New York City NY GO	5.000%	8/1/17	890	890
New York City NY GO	5.000%	2/1/18 (Prere.)	40	41
New York City NY GO	5.000%	4/1/18 (Prere.)	100	103
New York City NY GO	5.000%	4/1/18 (Prere.)	35	36
New York City NY GO	5.000%	8/1/18	750	781
New York City NY GO	5.000%	8/1/18	2,000	2,082
New York City NY GO	5.000%	8/1/18	500	520
New York City NY GO	5.000%	8/1/18	240	250
New York City NY GO	5.000%	8/1/18	500	520
New York City NY GO	5.000%	8/1/18	405	422
New York City NY GO	5.000%	8/1/18	240	250
New York City NY GO	5.500%	11/15/18 (Prere.)	100	106
New York City NY GO	5.375%	4/1/19 (Prere.)	1,000	1,073
New York City NY GO	5.000%	5/15/19 (Prere.)	15	16
New York City NY GO	5.000%	8/1/19	195	210
New York City NY GO	5.000%	8/1/19	435	469
New York City NY GO	5.000%	8/1/19	175	189
New York City NY GO	5.000%	8/1/19	380	410
New York City NY GO	5.000%	8/1/19	1,000	1,005
New York City NY GO	5.000%	8/1/19	175	189
New York City NY GO	4.000%	9/1/19	255	264
New York City NY GO	5.000%	8/1/20	300	334
New York City NY GO	5.000%	8/1/20	350	378
New York City NY GO	5.000%	8/1/20	500	557
New York City NY GO	5.000%	8/1/20	455	507
New York City NY GO	5.000%	8/1/20	1,300	1,448
New York City NY GO	5.000%	8/1/20	150	167
New York City NY GO	5.000%	8/1/20	375	418
New York City NY GO	5.000%	8/1/20	150	167
New York City NY GO	5.000%	4/1/21	270	307
New York City NY GO	5.000%	8/1/21	180	195
New York City NY GO	5.000%	8/1/21	100	115
New York City NY GO	5.000%	8/1/21	610	700
New York City NY GO	5.000%	8/1/21	125	143
New York City NY GO	5.000%	8/1/21	340	390
New York City NY GO	5.000%	8/1/21	175	201
New York City NY GO	5.000%	8/1/21	625	717
New York City NY GO	5.000%	8/1/21	855	981
New York City NY GO	5.000%	8/1/22	100	118
New York City NY GO	5.000%	8/1/22	175	206
New York City NY GO	5.000%	8/1/22	200	235
New York City NY GO	5.000%	8/1/22	60	71
New York City NY GO	5.000%	8/1/22	370	435
New York City NY GO	5.000%	8/1/22	145	170
New York City NY GO	5.000%	8/1/22	300	353
New York City NY GO	5.000%	4/1/23	815	948
New York City NY GO	5.000%	8/1/23	100	120
New York City NY GO	5.000%	8/1/23	105	126
New York City NY GO	5.000%	8/1/23	215	258
New York City NY GO	5.000%	8/1/23	125	135
New York City NY GO	5.000%	8/1/23	250	286
New York City NY GO	5.000%	8/1/23	15	18
New York City NY GO	5.000%	4/1/24	115	118
New York City NY GO	5.000%	8/1/24	480	584
New York City NY GO	5.000%	8/1/24	295	346
New York City NY GO	5.000%	8/1/24	200	234

New York City NY GO	5.000%	8/1/24	575	700
New York City NY GO	5.000%	8/1/24	1,000	1,218
New York City NY GO	5.000%	8/1/24	590	718
New York City NY GO	5.000%	2/1/25	80	82
New York City NY GO	5.000%	4/1/25	100	103
New York City NY GO	5.000%	8/1/25	140	169
New York City NY GO	5.000%	8/1/25	435	536
New York City NY GO	5.000%	8/1/25	100	123
New York City NY GO	5.000%	8/1/25	1,070	1,318
New York City NY GO	5.000%	8/1/25	200	237
New York City NY GO	5.000%	8/1/25	585	703
New York City NY GO	5.000%	8/1/26	500	585
New York City NY GO	5.000%	8/1/26	1,030	1,274
New York City NY GO	5.125%	12/1/26	100	101
New York City NY GO	5.000%	4/1/27	275	319
New York City NY GO	5.300%	4/1/27	200	214
New York City NY GO	5.000%	8/1/27	200	241
New York City NY GO	5.000%	8/1/27	200	243
New York City NY GO	5.000%	8/1/27	295	361
New York City NY GO	5.000%	8/1/28	300	359
New York City NY GO	5.000%	8/1/28	55	66
New York City NY GO	5.000%	8/1/28	225	277
New York City NY GO	5.000%	10/1/28	725	849
New York City NY GO	5.000%	8/1/29	240	282
New York City NY GO	5.000%	8/1/29	315	375
New York City NY GO	5.000%	3/1/30	100	116
New York City NY GO	5.000%	8/1/30	185	224
New York City NY GO	5.000%	10/1/30	690	788
New York City NY GO	5.000%	5/15/31	230	246
New York City NY GO	5.000%	8/1/32	110	128
New York City NY GO	5.000%	10/1/32	185	210
New York City NY GO	5.000%	8/1/33	1,000	1,163
New York City NY GO	5.000%	8/1/35	50	56
New York City NY GO	5.375%	4/1/36	1,435	1,536
New York City NY GO	5.000%	5/15/36	285	304
New York City NY GO	4.000%	12/1/43	265	281
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/31 (3)	20	20
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	4.750%	1/1/42 (2)	10	10
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	100	101
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.500%	3/1/39 (3)	790	792
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/44 (12)	150	54
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.750%	3/1/46 (14)	130	130
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/46 (3)	565	568

New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	120	131
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18 (Prere.)	15	16
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	240	274
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	235	257
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	235	282
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/30	235	275
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	80	88
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	2,110	2,275
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/34	150	160
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	1,000	1,150
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	510	591
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	670	718
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	245	283
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	500	595
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	380	393
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/38	510	523
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	350	401
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	300	350
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	455	531
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	1,165	1,246
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	100	117
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	1,015	1,174
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	575	615
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	1,230	1,314
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	1,760	1,891
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/40	115	130
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	270	291
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	180	188

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	815	909
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	1,610	1,816
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	1,415	1,603
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/44	210	219
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	1,320	1,480
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	710	788
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/44	500	568
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	100	104
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	270	282
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	190	198
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	1,405	1,569
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/46	415	433
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	1,625	1,858
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	2,095	2,374
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	355	406
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	286
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	355	405
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	5.000%	6/15/35	615	711
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/18	110	115
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	250	289
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/22	210	250
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	155	190
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	400	490
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	425	518
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	300	362
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	1,270	1,527
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	1,855	2,224
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	160	183

New York City NY Transitional Finance Authority
Building Aid Revenue	3.250%	7/15/27	100	105
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	500	620
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	7/15/28	110	115
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/30	60	64
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	225	261
New York City NY Transitional Finance Authority
Building Aid Revenue	4.500%	1/15/31 (14)	350	351
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/31	305	322
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	80	95
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	170	191
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	405	469
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	605	640
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/33	415	441
New York City NY Transitional Finance Authority
Building Aid Revenue	6.000%	7/15/33	280	294
New York City NY Transitional Finance Authority
Building Aid Revenue	4.250%	1/15/34 (14)	445	446
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	700	713
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/34	300	318
New York City NY Transitional Finance Authority
Building Aid Revenue	5.375%	1/15/34	140	149
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	750	872
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	100	112
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36 (12)	100	100
New York City NY Transitional Finance Authority
Building Aid Revenue	4.500%	1/15/38	90	91
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/39	265	282
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/40	1,230	1,298
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	350	391
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	1,000	1,155
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/42	675	708
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	500	571
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (ETM)	160	162

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	190	192
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/18 (Prere.)	105	108
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	135	145
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	100	109
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19 (Prere.)	55	60
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	240	270
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	310	338
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	125	145
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	160	186
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	205	238
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/22	450	513
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	245	283
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	190	226
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	595	687
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/25	140	167
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	175	217
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	830	1,028
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	125	150
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	365	448
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/27	245	297
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	100	122
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/29	375	455
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	100	123
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	415	488
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	100	121
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	210	245
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	1,295	1,544
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	600	714

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	50	58
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	720	852
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	300	355
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	760	904
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	100	117
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	185	221
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	150	171
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/32	350	416
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	200	237
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	125	149
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	150	177
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	587
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	100	117
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/33	205	243
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	140	164
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	400	446
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	330	382
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	80	94
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	490	577
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	305	339
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	1,050	1,226
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	505	596
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	705	834
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	355	407
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/36	360	393
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	95	111
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/36	1,170	1,359
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	395	466

New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/37	1,000	1,083
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	500	585
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/38	200	234
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	1,595	1,826
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	1,335	1,544
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	285	321
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/39	690	737
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	500	582
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,260	3,636
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/40	1,030	1,197
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/40	600	699
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	440	506
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/42	150	159
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	225	238
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/42	600	680
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	1,200	1,388
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/42	440	503
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/43	315	332
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/44	750	791
New York Convention Center Development
Corp. Revenue	0.000%	11/15/32	450	266
New York Convention Center Development
Corp. Revenue	0.000%	11/15/34	435	233
New York Convention Center Development
Corp. Revenue	0.000%	11/15/39 (4)	500	215
New York Convention Center Development
Corp. Revenue	0.000%	11/15/40	650	261
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	700	810
New York Liberty Development Corp. Revenue	5.000%	12/15/41	1,235	1,383
New York Liberty Development Corp. Revenue	5.000%	11/15/44	940	1,041
New York Liberty Development Corp. Revenue	5.750%	11/15/51	625	721
New York Metropolitan Transportation Authority
Revenue	4.500%	11/15/17 (Prere.)	120	121
New York Metropolitan Transportation Authority
Revenue	4.500%	11/15/17 (Prere.)	80	81
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	100	101

New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/18 (Prere.)	130	134
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	70	74
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18 (Prere.)	100	105
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	245	258
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/18 (Prere.)	50	54
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	175	191
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	390	425
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	50	55
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	115	129
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	120	139
New York Metropolitan Transportation Authority
Revenue	5.000%	11/1/22	310	366
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	505	595
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	300	352
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	115	138
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	250	303
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	610	664
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,040	1,214
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	155	166
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	150	175
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	110	128
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	365	425
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	310	345
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/34	1,605	1,802
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	150	175
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36 (4)	220	251
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	685	781
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	360	409
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	150	171

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	150	173
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	50	57
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	175	201
New York Metropolitan Transportation Authority
Revenue	4.250%	11/15/39	100	105
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/39	945	1,086
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	605	675
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	395	445
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	550	621
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	50	56
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/43	615	646
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	645	741
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	240	273
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/44	805	924
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	275	314
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/46	520	585
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/46	150	173
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	55	63
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	1,600	1,817
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	910	1,060
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	1,165	1,347
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/57	1,335	1,560
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19 (Prere.)	1,640	1,791
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	260	307
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/30	615	416
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	55	68
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/32	625	389
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,000	1,089
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	300	353

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/42	815	955
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	1,845	1,983
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	665	732
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	200	226
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	100	121
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	410	463
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	245	280
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	300	327
New York NY GO	5.000%	8/1/27	1,000	1,252
New York NY GO	5.000%	8/1/28	600	745
New York State Dormitory Authority Court
Facilities Lease Revenue (New York City
Issue)	5.500%	5/15/20 (2)	200	224
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/22 (2)	750	897
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	250	281
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	125	140
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/45	250	286
New York State Dormitory Authority Revenue	5.250%	5/15/19 (2)	50	54
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/38	410	426
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	400	450
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	415	564
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/39	2,005	2,151
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	135	155
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.125%	7/1/19 (Prere.)	250	270
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/19 (Prere.)	470	506
New York State Dormitory Authority Revenue
(New York University)	5.500%	7/1/31 (2)	50	65
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/35	750	811
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/35	115	134
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	170	200

New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/41	655	691
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/43	800	913
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/45	100	115
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	190	218
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18 (ETM)	125	128
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	135	138
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	50	51
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	100	103
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18 (Prere.)	150	154
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/18 (ETM)	320	331
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/18	280	290
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	1,500	1,595
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	1,005	1,069
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	90	96
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	135	144
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	100	107
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/19 (Prere.)	2,400	2,585
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	60	66
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	551
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	180	203
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	1,000	1,134
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	720	818
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	245	278
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	400	455
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/21	265	305
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	255	297
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	350	409
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/22	250	297

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	100	119
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	100	121
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	250	291
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/24	525	622
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	235	288
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	250	307
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	215	264
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	260	311
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/27	400	426
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	120	146
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/27	625	739
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	600	740
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	860	1,022
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	495	584
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	80	95
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	350	405
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	405	485
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/29	100	118
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,680	2,001
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	400	461
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	520	612
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	325	381
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/31	515	605
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	485	585
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	150	176
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	310	362
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	1,000	1,082
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	215	242

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	235	277
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	765	895
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	500	579
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	975	1,150
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	335	392
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	500	589
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	870	1,015
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	55	63
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	1,190	1,387
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/41	1,100	1,281
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	1,220	1,359
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/40	925	990
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/19	115	124
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	600	646
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/37	600	676
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/18	560	578
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/19	225	237
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	75	83
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/23	50	58
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/24	35	41
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	750	874
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	665	773
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	500	513
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/19	355	378
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	160	182
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	595	713
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	315	388
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	430	530

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	260	318
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	165	204
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	500	626
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	120	145
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	285	348
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	300	361
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	1,010	1,193
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	135	163
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	215	256
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	100	119
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	1,270	1,493
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	100	117
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	500	597
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,355	1,612
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/44	1,120	1,288
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	100	104
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	155	173
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/21	250	259
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/21	500	575
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/37	85	88
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	325	367
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	1,000	1,188
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/42	1,500	1,783
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/46	125	133

New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	425	480
New York State GO	3.500%	3/1/43	350	358
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/20	100	103
New York State Thruway Authority Revenue	5.000%	5/1/19	2,840	3,035
New York State Thruway Authority Revenue	5.000%	5/1/19 (4)	1,010	1,079
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	130	132
New York State Thruway Authority Revenue	5.000%	1/1/20	435	475
New York State Thruway Authority Revenue	5.000%	1/1/26	350	404
New York State Thruway Authority Revenue	5.000%	1/1/31	275	323
New York State Thruway Authority Revenue	5.000%	1/1/31	330	375
New York State Thruway Authority Revenue	5.000%	1/1/41	425	485
New York State Thruway Authority Revenue	4.125%	1/1/42	250	259
New York State Thruway Authority Revenue	5.000%	1/1/42	295	331
New York State Thruway Authority Revenue	5.000%	1/1/46	340	386
New York State Thruway Authority Revenue	5.000%	1/1/51	515	582
New York State Thruway Authority Revenue	4.000%	1/1/56	685	707
New York State Thruway Authority Revenue	5.250%	1/1/56	1,000	1,163
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	275	304
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/21	90	103
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/22	240	281
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	500	564
New York State Thruway Authority Revenue
(Personal Income Tax)	5.500%	3/15/19 (2)	285	306
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	300	331
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	200	227
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	340	379
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	60	69
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	250	286
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/18 (Prere.)	105	108
New York State Urban Development Corp.
Revenue	5.000%	1/1/18	150	153
New York State Urban Development Corp.
Revenue	5.500%	1/1/19	100	106
New York State Urban Development Corp.
Revenue	5.000%	3/15/20	240	265
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	200	208
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.500%	3/15/18 (Prere.)	55	56
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.500%	3/15/18 (Prere.)	50	51
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	145	153

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	295	314
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	100	107
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.250%	3/15/19 (Prere.)	250	267
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	170	186
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	495	578
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	420	501
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	360	428
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	120	145
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	110	134
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	270	320
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	380	472
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	560	693
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	220	269
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	195	237
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	865	1,017
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	800	981
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	150	178
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	515	622
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	65	76
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	85	100
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	500	601
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	640	753
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	115	129
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	1,290	1,557
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	185	216
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	525	610
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	350	407
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	300	355

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	665	771
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	250	293
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18 (4)	100	102
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/20	320	340
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	460	503
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/20	250	282
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/21	100	105
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/21	135	157
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/26	100	122
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/27	125	153
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/30	70	82
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/31	100	103
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/31	250	253
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	750	830
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	250	298
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	500	541
Port Authority of New York & New Jersey
Revenue	5.000%	6/1/33	255	297
Port Authority of New York & New Jersey
Revenue	4.000%	7/15/33	40	42
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	1,370	1,415
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	50	58
Port Authority of New York & New Jersey
Revenue	4.500%	11/15/34 (2)	85	86
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	75	83
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	60	70
Port Authority of New York & New Jersey
Revenue	4.750%	11/1/36	240	254
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/37	105	115
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/37 (4)	125	125
Port Authority of New York & New Jersey
Revenue	4.500%	10/15/37	620	659
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/37	400	405

Port Authority of New York & New Jersey
Revenue	5.000%	7/15/38	145	150
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	2,215	2,440
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	200	232
Port Authority of New York & New Jersey
Revenue	4.500%	9/15/39	680	722
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	205	228
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/41	200	234
Port Authority of New York & New Jersey
Revenue	4.000%	1/15/42	135	140
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/43	100	115
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	300	344
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	360	380
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	900	1,049
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/47	360	422
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	250	291
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/57	1,150	1,358
Port Authority of New York & New Jersey
Revenue	6.125%	6/1/94	200	243
Suffolk County NY Water Authority Water
System Revenue	3.000%	6/1/32	150	151
Triborough Bridge & Tunnel Authority New York
Revenue	4.750%	5/15/18 (Prere.)	540	557
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	5/15/18 (Prere.)	50	52
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	5/15/18 (Prere.)	50	52
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	110	116
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18 (Prere.)	500	526
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/20 (14)	185	212
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	90	105
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	180	210
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	1/1/22 (Prere.)	100	117
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/22	760	906
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	165	200
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	150	185

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	125	145
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	105	125
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	345	399
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/29	250	173
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/30	1,210	806
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/31	690	441
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	150	92
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	1,160	724
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	1,350	1,612
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	355	373
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	1,000	1,143
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	90	104
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/47	770	901
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	770	842
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/23	620	719
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/24	980	1,166
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/25	165	197
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/26	840	1,031
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	245	289
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	180	212
Utility Debt Securitization Authority New York
Revenue	3.000%	12/15/32	100	102
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	110	132
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	500	600
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	155	181
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	250	297
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	215	258
Utility Debt Securitization Authority New York
Revenue	4.000%	12/15/37	200	218
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	750	887

Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	725	840
				312,931
North Carolina (1.3%)
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/18 (Prere.)	115	120
Charlotte NC COP	3.000%	6/1/22	200	200
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	300	344
Charlotte NC Water & Sewer System Revenue	4.750%	7/1/33	255	263
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/38	125	138
Mecklenburg County NC GO	5.000%	4/1/21	1,180	1,345
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	4/1/19 (Prere.)	710	757
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/41	250	291
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	500	572
North Carolina Capital Improvement Revenue	4.500%	5/1/28	485	528
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.250%	1/1/18 (Prere.)	320	326
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	1,570	1,660
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/21 (ETM)	1,190	1,346
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/22 (ETM)	505	608
North Carolina GAN	5.250%	3/1/20	225	240
North Carolina GAN PUT	4.000%	3/1/18	125	125
North Carolina GO	5.000%	5/1/18	2,005	2,067
North Carolina GO	5.000%	5/1/19	120	128
North Carolina GO	5.000%	5/1/19	1,150	1,231
North Carolina GO	5.000%	5/1/20	1,520	1,684
North Carolina GO	5.000%	5/1/20 (Prere.)	90	100
North Carolina GO	5.000%	5/1/20 (Prere.)	30	33
North Carolina GO	5.000%	5/1/22	500	588
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	4.000%	1/1/18	170	172
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	230	243
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	55	58
North Carolina Revenue	5.000%	11/1/18	100	105
North Carolina Revenue	5.000%	11/1/19	250	272
North Carolina Revenue	5.000%	11/1/20	300	337
North Carolina Revenue	5.000%	5/1/22	475	557
North Carolina Revenue	5.000%	6/1/25	75	93
North Carolina Turnpike Authority Revenue	5.750%	1/1/19 (Prere.)	195	208
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/47	200	223
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/51	200	221
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/21 (Prere.)	265	301
University of North Carolina University System
Revenue	5.000%	12/1/17 (Prere.)	1,120	1,136
Wake County NC GO	5.000%	3/1/21	600	682

Wake County NC GO	5.000%	3/1/22	400	468
				19,770
Ohio (1.1%)
American Municipal Power Ohio Inc. Revenue	4.375%	2/15/44	105	110
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	325	359
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/18 (Prere.)	50	51
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	130	153
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	400	424
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	210	229
Avon OH BAN	2.000%	1/24/18	1,250	1,255
Berea OH City School District GO	4.000%	12/1/53 (15)	250	258
Cleveland Heights OH City School District GO	4.500%	12/1/47	1,070	1,147
Cleveland OH Airport System Revenue	5.000%	1/1/29	200	222
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	120	134
Columbus OH GO	5.000%	7/1/26	490	617
Columbus OH Sewer Revenue	5.000%	6/1/27	50	60
Columbus OH Sewer Revenue	5.000%	6/1/28	500	597
Cuyahoga OH Community College District
Revenue	5.000%	8/1/28	275	318
Franklin County OH GO	5.000%	12/1/17 (Prere.)	100	101
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	410	446
Hamilton County OH Sewer System Revenue	5.000%	12/1/38	260	302
Mason OH City School District BAN	2.000%	1/24/18	1,000	1,004
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	250	287
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/43	500	568
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	755	864
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	255	263
Ohio GO	5.000%	9/15/21	200	231
Ohio GO	5.000%	9/15/24	535	656
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/40	285	328
Ohio State University General Receipts
Revenue	5.000%	12/1/39	60	69
Ohio State University General Receipts
Revenue	4.000%	6/1/43	245	256
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	420	207
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	980	441
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	105	122
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42	215	81
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	465	168
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	1,060	1,158
Revere OH Local School District GO	5.000%	12/1/45	265	296
Sandusky OH BAN	2.000%	10/5/17	450	451
South-Western City OH School District GO	4.000%	12/1/42	220	229
Willoughby-Eastlake City OH School District GO	5.000%	12/1/46	295	336

Willoughby-Eastlake City OH School District GO	4.000%	12/1/50	1,000	1,029
Winton Woods City OH School District GO	5.000%	11/1/47	500	552
				16,379
Oklahoma (0.2%)
Canadian County OK Educational Facilities
Authority Lease Revenue (Mustang Public
Schools Project)	5.000%	9/1/28	500	593
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/18 (Prere.)	150	155
Oklahoma Agricultural & Mechanical Colleges
Revenue (Oklahoma State University)	4.400%	8/1/39	325	348
Oklahoma Capitol Improvement Authority
Highway Improvement Revenue	4.000%	7/1/34	680	725
Oklahoma Grand River Dam Authority Revenue	5.250%	6/1/40	165	181
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/47	200	226
Oklahoma Turnpike Authority Revenue	5.000%	1/1/22	105	118
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42	500	578
Oklahoma Turnpike Authority Revenue	4.000%	1/1/47	400	424
				3,348
Oregon (0.6%)
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/35	250	125
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/36	580	273
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/37	500	595
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/39	500	204
Clatsop County OR School District No. 10
Seaside GO	0.000%	6/15/37	500	227
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/19 (Prere.)	700	747
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/19 (Prere.)	150	161
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/28	150	182
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/29	930	1,110
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	550	653
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/31	400	474
Oregon GO	5.000%	12/1/23	500	608
Oregon GO	4.500%	8/1/32	65	65
Oregon GO	5.000%	5/1/42	240	284
Oregon GO	5.000%	8/1/43	590	683
Oregon GO (Veterans Welfare)	4.700%	6/1/41	175	190
Port of Portland OR International Airport
Revenue	5.500%	7/1/18 (Prere.)	50	52
Portland OR Sewer System Revenue	5.000%	6/1/21	400	458
Portland OR Sewer System Revenue	5.000%	3/1/35	120	131
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	500	502
Washington & Clackamas Counties School
District No. 23J GO	5.000%	6/15/37	500	595

Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/28	500	595
Washington County OR School District No. 48J
Beaverton GO	0.000%	6/15/36	950	1,074
				9,988
Pennsylvania (4.4%)
Allegheny County PA Airport Authority Revenue
(Pittsburgh International Airport)	5.000%	1/1/18 (4)	80	81
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	545	593
Allegheny County PA GO	5.000%	11/1/27	490	593
Allegheny County PA GO	5.000%	11/1/28	500	601
Allegheny County PA GO	5.000%	12/1/37	215	243
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/22	150	175
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/40 (4)	155	172
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/25	335	369
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	150	161
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/27	175	213
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/28	375	453
Chester County PA GO	5.000%	7/15/19 (Prere.)	75	81
Chester County PA GO	5.000%	7/15/28	25	27
Coatesville PA School District GO	5.000%	8/1/23 (4)	285	334
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	100	110
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	500	581
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	195	216
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	1/1/32	240	265
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	170	184
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	375	405
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	490	600
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	1,480	1,878
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	140	155
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	400	440
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/19	390	412
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/19	1,275	1,373
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/20	400	431

Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	110	116
Pennsylvania GO	4.500%	11/1/17 (Prere.)	1,250	1,262
Pennsylvania GO	5.000%	6/1/18	500	517
Pennsylvania GO	5.000%	7/1/18	125	130
Pennsylvania GO	5.000%	7/1/18	100	104
Pennsylvania GO	5.000%	9/15/18	170	178
Pennsylvania GO	5.000%	11/15/18	150	158
Pennsylvania GO	5.000%	2/15/19	75	80
Pennsylvania GO	5.000%	4/15/19 (Prere.)	200	214
Pennsylvania GO	5.000%	4/15/19 (Prere.)	150	160
Pennsylvania GO	5.000%	5/1/19	200	214
Pennsylvania GO	5.000%	7/1/19	70	75
Pennsylvania GO	5.000%	9/15/19	650	704
Pennsylvania GO	5.000%	10/15/19	120	130
Pennsylvania GO	5.000%	7/1/20	1,475	1,632
Pennsylvania GO	5.000%	7/1/21	380	432
Pennsylvania GO	5.000%	7/1/21	275	312
Pennsylvania GO	5.000%	10/15/21	390	446
Pennsylvania GO	5.000%	4/1/22	440	509
Pennsylvania GO	5.000%	7/1/22	655	762
Pennsylvania GO	5.000%	7/1/24	180	216
Pennsylvania GO	5.000%	8/15/24	1,000	1,201
Pennsylvania GO	5.000%	11/15/24	190	217
Pennsylvania GO	5.000%	4/1/25	250	291
Pennsylvania GO	5.000%	6/1/25	500	574
Pennsylvania GO	5.000%	9/15/25	1,075	1,304
Pennsylvania GO	5.000%	9/15/25 (4)	1,250	1,520
Pennsylvania GO	5.000%	4/1/26	635	735
Pennsylvania GO	5.000%	6/15/26	100	118
Pennsylvania GO	5.000%	8/1/26	225	269
Pennsylvania GO	5.000%	9/15/26	1,150	1,403
Pennsylvania GO	5.000%	9/15/27	100	121
Pennsylvania GO	4.000%	10/15/28	100	109
Pennsylvania GO	5.000%	9/15/29	750	889
Pennsylvania GO	5.000%	3/15/31	400	461
Pennsylvania GO	4.000%	6/15/32	395	418
Pennsylvania GO	5.000%	10/15/32	430	496
Pennsylvania GO	5.000%	3/15/33	980	1,120
Pennsylvania GO	4.375%	10/15/33	100	109
Pennsylvania GO	4.000%	3/15/34	200	212
Pennsylvania GO	4.000%	9/15/34	735	774
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	11/1/17 (Prere.)	125	126
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.125%	5/1/36	115	128
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	895	957
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	100	111
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/29 (4)	345	403
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	4.750%	5/15/19 (Prere.)	435	464
Pennsylvania State University Revenue	5.000%	9/1/41	165	193

Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	145	161
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.250%	12/1/43	50	57
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/18 (Prere.)	350	369
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/38	230	105
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (Prere.)	325	336
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	30	31
Pennsylvania Turnpike Commission Revenue	6.000%	6/1/18 (Prere.)	300	313
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	110	115
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	130	140
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	55	59
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	70	75
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	140	150
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	275	297
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	975	1,050
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	120	129
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10	11
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	370	402
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	65	71
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	5	5
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19 (Prere.)	1,045	1,144
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	1,440	1,584
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	95	104
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/19 (Prere.)	625	690
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	23
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	360	411
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	490	565
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	55	63
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	65	75
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	90	105
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	115	134
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	2,235	2,594
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	285	336
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	60	65
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	275	299
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	300	360
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,000	1,186
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	200	243
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/30	35	39
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,000	1,149
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33 (4)	200	258
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/34	150	167
Pennsylvania Turnpike Commission Revenue	5.450%	12/1/35	340	379
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,675	1,799
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	510	629
Pennsylvania Turnpike Commission Revenue	4.500%	12/1/38	100	103
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	1,045	1,123
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/39	1,000	1,019
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	85	96
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	285	311
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	750	849
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	1,705	1,914

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	325	355
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	215	241
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	250	280
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44 (15)	240	276
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	150	166
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	500	553
Philadelphia PA Airport Revenue	5.250%	6/15/29	125	138
Philadelphia PA Airport Revenue	5.000%	6/15/40	175	190
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/42	450	511
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	750	848
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	385	388
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	145	163
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	50	52
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	230	252
Philadelphia PA GO	5.000%	8/1/30 (4)	500	592
Philadelphia PA School District GO	5.000%	9/1/18	500	517
Philadelphia PA School District GO	5.000%	9/1/25	315	361
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/17 (4)	115	115
Philadelphia PA Water & Waste Water Revenue	4.250%	11/1/31 (2)	70	70
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	230	260
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	1,015	1,120
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	50	55
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	810	911
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/29	250	280
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/32 (4)	250	282
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	3/15/19 (Prere.)	470	501
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	250	284
				67,715
Rhode Island (0.1%)
Rhode Island Health & Educational Building
Corp. Higher Education Facility Revenue
(Brown University)	5.000%	9/1/37	220	221
Rhode Island Turnpike & Bridge Authority
Revenue	5.000%	10/1/40	720	819
				1,040
South Carolina (1.1%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/24	125	150
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	1,045	1,229
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/30	780	908

Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/21 (Prere.)	110	125
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/20 (Prere.)	50	55
Horry County SC School District GO	5.000%	3/1/21	270	307
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	275	306
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	100	106
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	480	509
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	155	165
South Carolina Public Service Authority
Revenue	5.000%	1/1/20 (Prere.)	315	345
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	115	130
South Carolina Public Service Authority
Revenue	4.000%	1/1/32	105	106
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	350	393
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	15	17
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	290	323
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	1,385	1,503
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	595	662
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	355	398
South Carolina Public Service Authority
Revenue	5.000%	12/1/43	205	221
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	50	55
South Carolina Public Service Authority
Revenue	4.000%	12/1/45	90	91
South Carolina Public Service Authority
Revenue	5.000%	12/1/46	835	909
South Carolina Public Service Authority
Revenue	5.000%	12/1/48	740	802
South Carolina Public Service Authority
Revenue	5.000%	12/1/49	1,185	1,281
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	890	971
South Carolina Public Service Authority
Revenue	5.500%	12/1/53	110	124
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	150	170
South Carolina Public Service Authority
Revenue	5.000%	12/1/55	595	649
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	780	872
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/19 (Prere.)	1,730	1,887
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	230	257

South Carolina Transportation Infrastructure
Revenue	3.375%	10/1/32	170	172
				16,198
Tennessee (0.6%)
Memphis Center City Revenue Finance Corp
Revenue	5.250%	11/1/21 (Prere.)	330	385
Memphis TN Electric System Revenue	5.000%	12/1/18	250	263
Memphis-Shelby County TN Airport Authority
Revenue	5.000%	4/1/35	500	555
Memphis-Shelby County TN Sports Authority
Revenue (Memphis Arena)	5.375%	11/1/29	110	120
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/27	450	529
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/42	500	592
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	485	493
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	100	102
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/18	100	104
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/22	650	766
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/23 (Prere.)	110	131
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/24	255	309
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/33	500	548
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/34	750	818
Shelby County TN GO	5.000%	3/1/24	650	791
Tennessee GO	5.000%	8/1/18	490	510
Tennessee GO	5.000%	8/1/21	1,355	1,560
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/40	165	192
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/45	695	803
				9,571
Texas (8.8%)
Alamo TX Community College District GO	4.500%	8/15/33 (14)	100	100
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/46	310	354
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	170	195
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/39	140	161
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/41	200	225
Brownsville TX Utility System Revenue	4.000%	9/1/30	170	179
Central Texas Regional Mobility Authority
Revenue	6.000%	1/1/21 (Prere.)	100	116
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	275	322
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/40	300	339

Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/43	1,050	1,144
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	100	112
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	165	203
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/26	75	93
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	205	246
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/29	195	233
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/44	1,000	1,145
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.750%	12/1/18 (Prere.)	55	58
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/18 (Prere.)	190	200
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	125	132
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	425	449
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	90	95
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	60	63
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/29 (2)	170	215
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/30 (2)	100	127
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/42	1,000	1,132
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/48	105	120
Dallas TX GO	5.000%	2/15/18	275	281
Dallas TX Independent School District GO	5.500%	2/15/18 (Prere.)	155	159
Dallas TX Independent School District GO	6.375%	2/15/18 (Prere.)	1,000	1,029
Dallas TX Independent School District GO	5.000%	8/15/24	290	354
Dallas TX Independent School District GO	5.000%	8/15/28	130	157
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/23	300	361
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/29	250	303
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/30	300	362
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/37	500	567
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/39	315	349
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/41	50	56
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/23	260	291
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/25	100	116
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	70	78

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	125	139
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/33	100	118
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/34	155	172
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	80	89
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	675	749
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	185	210
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/44	185	206
Dallas-Fort Worth TX International Airport
Revenue	4.000%	11/1/45	140	144
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	1,370	1,525
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	385	423
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/32	50	57
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/37	300	340
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	4.000%	3/1/46	300	307
Fort Bend TX Independent School District GO	5.000%	8/15/19	175	189
Fort Bend TX Independent School District GO	4.750%	8/15/34	50	52
Fort Worth TX Independent School District GO	5.000%	2/15/18	520	532
Fort Worth TX Independent School District GO	5.000%	2/15/34	300	324
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/23	700	834
Frisco TX Independent School District GO	4.750%	8/15/18 (Prere.)	200	208
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	940	1,091
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	4/1/53	1,975	2,253
Harris County TX Flood Control District Revenue	5.000%	10/1/34	1,090	1,215
Harris County TX Flood Control District Revenue	5.000%	10/1/39	145	161
Harris County TX GO	5.750%	10/1/18 (Prere.)	350	370
Harris County TX GO	5.000%	8/15/19 (Prere.)	95	103
Harris County TX GO	5.000%	8/15/22	525	618
Harris County TX GO	5.000%	10/1/23	205	230
Harris County TX GO	5.000%	10/1/24	270	319
Harris County TX GO	5.000%	10/1/24	500	589
Harris County TX GO	5.000%	8/15/28	250	304
Harris County TX GO	5.000%	10/1/28	525	636
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	790	891
Harris County TX Sports Authority Revenue	5.000%	11/15/25 (4)	515	620
Harris County TX Sports Authority Revenue	5.000%	11/15/30	190	219
Harris County TX Sports Authority Revenue	0.000%	11/15/34 (4)	560	269
Harris County TX Sports Authority Revenue	0.000%	11/15/43 (4)	200	64
Harris County TX Toll Road Revenue	5.000%	8/15/18 (Prere.)	575	599
Harris County TX Toll Road Revenue	5.250%	8/15/18 (Prere.)	1,010	1,055
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	150	162
Harris County TX Toll Road Revenue	5.000%	8/15/23	255	306
Harris County TX Toll Road Revenue	5.000%	8/15/24	440	536

Harris County TX Toll Road Revenue	5.000%	8/15/29	315	365
Harris County TX Toll Road Revenue	5.000%	8/15/40	1,445	1,549
Houston TX Airport System Revenue	5.000%	7/1/26	75	85
Houston TX Airport System Revenue	5.000%	7/1/27 (14)	730	732
Houston TX Community College GO	5.000%	2/15/34	130	149
Houston TX Community College System GO	5.000%	2/15/33	415	477
Houston TX Community College System GO	5.000%	2/15/36	400	435
Houston TX GO	5.000%	3/1/18	300	307
Houston TX GO	5.000%	3/1/18 (Prere.)	100	102
Houston TX GO	5.250%	3/1/18 (Prere.)	310	318
Houston TX GO	5.000%	3/1/19 (Prere.)	90	96
Houston TX GO	5.000%	3/1/24	10	11
Houston TX GO	5.000%	3/1/24	200	231
Houston TX GO	5.000%	3/1/26	300	368
Houston TX GO	5.000%	3/1/28	200	240
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project)	4.750%	11/15/17 (Prere.)	150	152
Houston TX Independent School District GO	5.000%	2/15/21	100	113
Houston TX Independent School District GO	5.000%	2/15/22	160	186
Houston TX Independent School District GO	5.000%	2/15/22	1,000	1,165
Houston TX Independent School District GO	5.000%	2/15/23	405	482
Houston TX Independent School District GO	4.000%	2/15/33	500	546
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	160	162
Houston TX Utility System Revenue	5.000%	11/15/18	100	105
Houston TX Utility System Revenue	5.000%	5/15/19 (Prere.)	215	230
Houston TX Utility System Revenue	5.375%	5/15/19 (Prere.)	170	183
Houston TX Utility System Revenue	6.000%	5/15/19 (Prere.)	1,000	1,089
Houston TX Utility System Revenue	5.000%	5/15/21	100	114
Houston TX Utility System Revenue	5.000%	5/15/22	320	374
Houston TX Utility System Revenue	5.000%	5/15/23	170	203
Houston TX Utility System Revenue	5.000%	5/15/24	265	321
Houston TX Utility System Revenue	5.000%	11/15/24	80	98
Houston TX Utility System Revenue	5.000%	5/15/27	575	680
Houston TX Utility System Revenue	5.250%	11/15/28	215	244
Houston TX Utility System Revenue	5.250%	11/15/29	160	181
Houston TX Utility System Revenue	5.250%	11/15/30	450	510
Houston TX Utility System Revenue	5.000%	11/15/31	750	854
Houston TX Utility System Revenue	5.000%	11/15/33	1,205	1,343
Houston TX Utility System Revenue	5.000%	11/15/34	200	231
Houston TX Utility System Revenue	5.000%	11/15/35	225	266
Houston TX Utility System Revenue	5.000%	11/15/36	375	424
Houston TX Utility System Revenue	4.000%	11/15/37	60	63
Houston TX Utility System Revenue	5.000%	11/15/44	75	85
Irving TX Combination Tax & Hotel Occupancy
Revenue GO	5.000%	8/15/39	435	460
Judson TX Independent School District GO	4.000%	2/1/41	400	425
Katy TX Independent School District GO	5.000%	2/15/42	715	841
Keller TX Independent School District GO	5.250%	2/15/19 (Prere.)	250	266
Keller TX Independent School District GO	5.500%	2/15/19 (Prere.)	995	1,064
Klein TX Independent School District GO	5.000%	8/1/18 (Prere.)	340	354
Klein TX Independent School District GO	5.000%	8/1/18 (Prere.)	75	78
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	65	74
Lake Travis TX Independent School District GO	5.000%	2/15/42	445	494
Leander TX Independent School District GO	5.000%	8/15/26	400	477
Leander TX Independent School District GO	5.000%	8/15/38	400	467
Leander TX Independent School District GO	5.000%	8/15/40	400	465
Leander TX Independent School District GO	0.000%	8/16/42	1,630	614

Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	200	212
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	325	345
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	125	133
Lewisville TX Independent School District GO	5.000%	8/15/20	465	519
Lewisville TX Independent School District GO	5.000%	8/15/25	95	117
Lewisville TX Independent School District GO	4.000%	8/15/26	400	457
Lone Star College System Texas Financing
Revenue	5.000%	2/15/43	525	580
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	35	36
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	150	156
Lone Star College System Texas GO	5.000%	2/15/24	90	109
Lone Star College System Texas GO	5.000%	8/15/38	35	36
Lower Colorado River Authority Texas Revenue	6.250%	5/15/18 (Prere.)	250	260
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	150	161
Lower Colorado River Authority Texas Revenue	5.500%	5/15/33	195	209
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	875	953
Lower Colorado River Authority Texas Revenue	5.000%	5/15/39	480	542
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	135	145
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	540	586
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/22	2,020	2,288
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/35 (13)	330	340
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	4.000%	5/15/39	220	228
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40 (4)	100	109
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/41	275	298
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/47	500	531
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/20	210	225
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/22	600	669
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	130	144
North Harris County TX Regional Water
Authority Revenue	5.250%	12/15/18 (Prere.)	485	513
North Harris County TX Regional Water
Authority Revenue	5.375%	12/15/18 (Prere.)	375	397
North Texas Municipal Water District Regional
Wastewater System Revenue	4.000%	6/1/31	360	396
North Texas Tollway Authority System Revenue	5.125%	1/1/18 (Prere.)	2,275	2,315
North Texas Tollway Authority System Revenue	5.500%	1/1/18	170	173
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	50	51
North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	2,000	2,041
North Texas Tollway Authority System Revenue	5.750%	1/1/19 (Prere.)	950	1,014
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	100	107
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	250	268
North Texas Tollway Authority System Revenue	5.000%	1/1/20	200	218

North Texas Tollway Authority System Revenue	5.000%	1/1/21	105	118
North Texas Tollway Authority System Revenue	6.000%	1/1/23	50	54
North Texas Tollway Authority System Revenue	6.250%	2/1/23	100	111
North Texas Tollway Authority System Revenue	5.000%	1/1/26	830	985
North Texas Tollway Authority System Revenue	5.000%	1/1/27	760	897
North Texas Tollway Authority System Revenue	5.250%	9/1/27	80	92
North Texas Tollway Authority System Revenue	5.125%	1/1/28 (14)	10	10
North Texas Tollway Authority System Revenue	6.000%	1/1/28	70	75
North Texas Tollway Authority System Revenue	5.000%	1/1/30	230	272
North Texas Tollway Authority System Revenue	5.000%	1/1/30	375	435
North Texas Tollway Authority System Revenue	5.000%	1/1/31	530	610
North Texas Tollway Authority System Revenue	5.000%	9/1/31	225	256
North Texas Tollway Authority System Revenue	0.000%	1/1/32 (12)	155	96
North Texas Tollway Authority System Revenue	5.000%	9/1/32	450	511
North Texas Tollway Authority System Revenue	0.000%	1/1/33 (12)	105	62
North Texas Tollway Authority System Revenue	5.000%	1/1/33	250	286
North Texas Tollway Authority System Revenue	5.625%	1/1/33	10	10
North Texas Tollway Authority System Revenue	5.625%	1/1/33	15	15
North Texas Tollway Authority System Revenue	0.000%	1/1/35 (12)	200	109
North Texas Tollway Authority System Revenue	0.000%	1/1/36 (12)	1,000	524
North Texas Tollway Authority System Revenue	5.500%	9/1/36	70	81
North Texas Tollway Authority System Revenue	0.000%	1/1/37 (12)	235	118
North Texas Tollway Authority System Revenue	0.000%	1/1/38 (12)	600	291
North Texas Tollway Authority System Revenue	5.000%	1/1/38	500	569
North Texas Tollway Authority System Revenue	4.000%	1/1/39	1,785	1,856
North Texas Tollway Authority System Revenue	5.000%	1/1/40	1,050	1,173
North Texas Tollway Authority System Revenue	5.000%	1/1/40 (4)	640	722
North Texas Tollway Authority System Revenue	5.500%	9/1/41	615	714
North Texas Tollway Authority System Revenue	5.000%	1/1/42	190	208
North Texas Tollway Authority System Revenue	6.000%	1/1/43	470	536
North Texas Tollway Authority System Revenue	5.250%	1/1/44	25	26
North Texas Tollway Authority System Revenue	5.000%	1/1/45	800	898
North Texas Tollway Authority System Revenue	5.750%	1/1/48 (13)	100	102
North Texas Tollway Authority System Revenue
PUT	1.950%	1/1/19	500	504
Plano TX Independent School District GO	5.250%	2/15/18 (Prere.)	170	174
Port of Houston Authority of Harris County
Texas Tax Revenue	5.000%	10/1/35	120	134
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project)	5.000%	3/15/43	85	95
Round Rock TX Independent School District GO	5.000%	8/1/33	200	208
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/18	60	61
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	110	117
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	200	212
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	135	148
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	150	170
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	985	1,147
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	110	131
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	265	315

San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/24	530	651
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/32	150	177
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/39	535	616
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/43	115	131
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/44	140	160
San Antonio TX GO	5.000%	2/1/20	200	220
San Antonio TX Independent School District GO	5.000%	2/15/24	390	474
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/33	140	147
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/34	70	73
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/42	1,075	1,107
San Antonio TX Water Revenue	5.000%	5/15/26	705	832
San Jacinto TX Community College District GO	5.000%	2/15/19 (Prere.)	1,025	1,088
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/37	115	130
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/52	955	1,071
Texas GO	5.000%	4/1/18 (Prere.)	190	195
Texas GO	5.000%	4/1/18 (Prere.)	100	103
Texas GO	5.000%	4/1/20	150	166
Texas GO	5.000%	10/1/20	600	673
Texas GO	5.000%	10/1/22	580	687
Texas GO	5.000%	10/1/25	500	605
Texas GO	5.000%	10/1/26	100	120
Texas GO	5.000%	4/1/27	200	240
Texas GO	5.000%	10/1/27	280	338
Texas GO	5.000%	10/1/27	115	140
Texas GO	5.000%	10/1/28	100	119
Texas GO	5.000%	10/1/31	500	613
Texas GO	5.000%	4/1/44	925	1,062
Texas GO	5.000%	10/1/44	1,320	1,529
Texas Municipal Power Agency Revenue	5.000%	9/1/40	215	236
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	210	235
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	1,340	1,524
Texas Private Activity Surface Transportation
Corp. Revenue (LBJ Infrastructure Group)	7.000%	6/30/34	115	130
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,080	1,343
Texas Transportation Commission GO	4.750%	4/1/18 (Prere.)	530	544
Texas Transportation Commission GO	5.000%	10/1/18	200	210
Texas Transportation Commission GO	5.000%	10/1/20	260	292
Texas Transportation Commission GO	5.000%	10/1/21	400	462
Texas Transportation Commission GO	5.000%	4/1/23	275	329
Texas Transportation Commission GO	5.000%	4/1/24	395	481
Texas Transportation Commission GO	5.000%	10/1/25	755	925
Texas Transportation Commission GO	5.000%	4/1/26	185	215
Texas Transportation Commission GO	5.000%	4/1/26	200	242
Texas Transportation Commission GO	5.000%	10/1/26	500	613

Texas Transportation Commission GO	5.000%	10/1/29	520	627
Texas Transportation Commission GO	5.000%	10/1/30	1,600	1,973
Texas Transportation Commission GO	5.000%	4/1/31	300	351
Texas Transportation Commission GO	5.000%	10/1/33	305	370
Texas Transportation Commission GO	5.000%	4/1/44	860	1,002
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/28	155	188
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/34	160	193
Texas Transportation Commission Revenue	4.000%	10/1/18	190	197
Texas Transportation Commission Revenue	5.000%	4/1/19	140	149
Texas Transportation Commission Revenue	5.000%	4/1/20	540	596
Texas Transportation Commission Revenue	5.000%	10/1/20	500	561
Texas Transportation Commission Revenue	5.000%	4/1/21	500	569
Texas Transportation Commission Revenue	5.000%	10/1/21	1,800	2,080
Texas Transportation Commission Revenue	5.000%	10/1/21	300	347
Texas Transportation Commission Revenue	5.000%	4/1/22	350	410
Texas Transportation Commission Revenue	5.000%	10/1/22	245	290
Texas Transportation Commission Revenue	5.000%	4/1/24	455	554
Texas Transportation Commission Revenue	5.000%	10/1/24	100	123
Texas Transportation Commission Revenue	5.000%	10/1/25	445	552
Texas Transportation Commission Revenue	5.000%	10/1/26	375	470
Texas Transportation Commission Revenue	5.000%	10/1/30	1,000	1,209
Texas Transportation Commission Revenue	5.000%	4/1/34	100	117
Texas Transportation Commission Revenue	5.000%	8/15/41	125	140
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	365	411
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	1,500	1,684
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	760	858
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/42	1,400	1,558
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	95	87
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/36	725	328
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/37	2,310	996
Texas Water Development Board Revenue	5.000%	10/15/30	100	120
Texas Water Development Board Revenue	5.000%	10/15/31	525	624
Texas Water Development Board Revenue	5.000%	10/15/45	400	463
Texas Water Financial Assistance GO	5.000%	8/1/39	100	107
Texas Water Financial Assistance GO	4.000%	8/1/41	100	106
University of Texas Permanent University Fund
Revenue	5.000%	7/1/27	135	162
University of Texas Permanent University Fund
Revenue	5.250%	7/1/30	110	142
University of Texas Permanent University Fund
Revenue	4.000%	7/1/34	300	327
University of Texas Permanent University Fund
Revenue	5.000%	7/1/41	300	350
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	110	123
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	125	144

University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	125	144
University of Texas System Revenue Financing
System Revenue	5.375%	8/15/23	255	313
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/24	100	122
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/24	1,000	1,225
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	165	205
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	400	496
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	620	775
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	230	288
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/43	450	510
Ysleta TX Independent School District GO	5.000%	8/15/45	560	649
				135,149
Utah (0.4%)
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/21	210	218
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	480	498
University of Utah Revenue	5.000%	8/1/32	135	156
Utah GO	5.000%	7/1/18 (Prere.)	200	207
Utah GO	5.000%	7/1/18	800	830
Utah GO	5.000%	7/1/20	1,400	1,560
Utah GO	5.000%	7/1/21 (Prere.)	250	287
Utah Transit Authority Sales Tax Revenue	4.750%	6/15/18 (Prere.)	240	248
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	195	202
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	75	78
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	340	414
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	125	151
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	180	215
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	500	542
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	500	284
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	270	308
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	250	291
				6,489
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/41	200	220
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/46	200	220
				440
Virginia (1.4%)
Arlington County VA GO	5.000%	8/1/22	240	284
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	500	560
Fairfax County VA GO	5.000%	10/1/23	645	783
Fairfax County VA GO	4.000%	10/1/27	25	29
Fairfax County VA Public Improvement GO	5.000%	4/1/21	380	433

Fairfax County VA Public Improvement GO	5.000%	4/1/23	110	132
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	615
Fairfax VA GO	4.000%	1/15/31	120	129
Hampton Roads VA Sanitation & Wastewater
District Revenue	5.000%	4/1/18 (Prere.)	85	87
Loudoun County VA Sanitation Authority Water
& Sewer Revenue	5.000%	1/1/24	1,460	1,779
Richmond VA Public Utility Revenue	5.000%	1/15/19 (Prere.)	120	127
University of Virginia Revenue	5.000%	6/1/18 (Prere.)	1,400	1,448
University of Virginia Revenue	5.000%	8/1/21	1,000	1,152
University of Virginia Revenue	4.000%	4/1/42	665	721
University of Virginia Revenue	4.000%	4/1/45	1,245	1,327
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/28	1,295	1,451
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/31	1,000	1,178
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	1,355	1,681
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/31	700	757
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/32	380	407
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	50	56
Virginia Commonwealth Transportation Board
Revenue	4.500%	5/15/36	335	368
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/37	1,800	1,909
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/42	485	519
Virginia GO	5.000%	6/1/19	200	215
Virginia GO	5.000%	6/1/26	250	310
Virginia GO	5.000%	6/1/27	85	105
Virginia Public School Authority Revenue	5.000%	8/1/19	130	140
Virginia Public School Authority Revenue	5.000%	8/1/22	50	59
Virginia Public School Authority Revenue	5.000%	8/1/22	380	448
Virginia Public School Authority Revenue	5.000%	8/1/23	420	495
Virginia Public School Authority Revenue	5.000%	8/1/25	395	490
Virginia Public School Authority Revenue	5.000%	8/1/26	300	369
Virginia Public School Authority Revenue	5.000%	8/1/27	500	612
				21,175
Washington (2.7%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	475	567
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	175	208
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/35	350	412
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/36	100	117
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/41	290	340
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/45	1,200	1,390

Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/46	90	119
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	1,850	1,920
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	285	307
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/21	825	946
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/21	225	258
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	240	282
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	60	73
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/26	1,250	1,425
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/27	165	207
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/28	140	155
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/18	900	934
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	295	364
King County WA Sewer Revenue	5.000%	1/1/19 (Prere.)	550	581
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	95	106
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	35	40
King County WA Sewer Revenue	4.000%	7/1/33	415	449
King County WA Sewer Revenue	5.125%	1/1/37	30	33
King County WA Sewer Revenue	5.000%	7/1/39	645	742
King County WA Sewer Revenue	5.000%	1/1/45	30	33
King County WA Sewer Revenue	4.000%	7/1/45	710	744
King County WA Sewer Revenue	5.000%	1/1/52	525	581
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	525	610
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.250%	7/1/18	125	130
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/33	250	301
Pierce County WA School District No. 10
(Tacoma) GO	5.250%	12/1/38	305	361
Port of Seattle WA Revenue	5.000%	2/1/30	250	299
Port of Seattle WA Revenue	5.000%	8/1/31	100	114
Port of Tacoma WA GO	5.000%	6/1/18 (Prere.)	115	119
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20 (Prere.)	15	16
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	60	66
Seattle WA Municipal Light & Power Revenue	4.000%	5/1/45	500	524
Seattle WA Water System Revenue	4.000%	7/1/47	750	800
Tacoma WA Electric System Revenue	5.000%	1/1/38	1,095	1,266
University of Washington Biomedical Research
Properties Lease Revenue	4.000%	1/1/48	130	134
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/18	60	62
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	295	328
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	490	590
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/25	100	108
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/25	260	305
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29	200	237

Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/31	1,750	2,058
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	585	682
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41	795	890
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	100	104
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	200	209
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/21	125	143
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	230	270
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	235	276
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/23	250	293
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/24	330	385
Washington GO	5.000%	1/1/18 (Prere.)	65	66
Washington GO	5.000%	1/1/18 (Prere.)	140	143
Washington GO	5.000%	1/1/18	530	539
Washington GO	5.000%	1/1/18 (Prere.)	195	198
Washington GO	5.000%	7/1/18 (Prere.)	80	83
Washington GO	5.000%	7/1/18 (Prere.)	100	104
Washington GO	5.000%	7/1/18 (Prere.)	60	62
Washington GO	5.000%	7/1/18 (Prere.)	330	342
Washington GO	5.000%	7/1/18	150	156
Washington GO	5.000%	7/1/18 (Prere.)	170	176
Washington GO	5.000%	7/1/18	210	218
Washington GO	5.000%	1/1/19 (Prere.)	85	90
Washington GO	5.000%	2/1/19 (Prere.)	60	64
Washington GO	5.000%	1/1/20	185	203
Washington GO	5.000%	7/1/20	200	223
Washington GO	5.000%	7/1/20	110	122
Washington GO	5.000%	1/1/21	150	169
Washington GO	5.000%	7/1/21	280	321
Washington GO	5.000%	8/1/21	700	805
Washington GO	5.000%	7/1/22	100	118
Washington GO	5.000%	7/1/23	1,120	1,348
Washington GO	5.000%	7/1/23	100	120
Washington GO	5.000%	7/1/24	200	245
Washington GO	5.000%	7/1/24	475	581
Washington GO	4.000%	7/1/25	1,455	1,622
Washington GO	5.000%	7/1/25	185	217
Washington GO	5.000%	7/1/25	200	246
Washington GO	4.000%	7/1/26	350	377
Washington GO	5.000%	7/1/26	150	185
Washington GO	3.000%	7/1/29	275	277
Washington GO	5.000%	8/1/30	75	88
Washington GO	5.000%	7/1/31	100	117
Washington GO	5.000%	8/1/31	100	117
Washington GO	5.000%	8/1/31	150	180
Washington GO	5.000%	7/1/32	100	118
Washington GO	5.000%	7/1/32	100	117
Washington GO	5.000%	7/1/33	275	320
Washington GO	5.000%	7/1/33	500	589
Washington GO	5.000%	8/1/34	130	151
Washington GO	5.000%	8/1/34	1,025	1,133

Washington GO	5.250%	2/1/36	700	790
Washington GO	5.000%	2/1/37	750	870
Washington GO	5.000%	8/1/37	480	565
Washington GO	5.000%	2/1/38	1,000	1,158
Washington GO	5.000%	8/1/39	500	587
Washington GO	4.000%	8/1/42	165	174
				41,507
West Virginia (0.1%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/40	160	175
West Virginia University Revenue	5.000%	10/1/35	980	1,116
West Virginia University Revenue	5.000%	10/1/36	115	129
				1,420
Wisconsin (0.9%)
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/19 (Prere.)	1,150	1,246
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/19 (Prere.)	10	11
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/19 (Prere.)	125	135
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/29	90	97
Wisconsin GO	5.000%	5/1/19 (2)	175	187
Wisconsin GO	6.000%	5/1/19 (Prere.)	550	598
Wisconsin GO	5.000%	5/1/20	100	111
Wisconsin GO	5.000%	11/1/20	500	562
Wisconsin GO	5.000%	11/1/20	60	67
Wisconsin GO	5.000%	5/1/21	160	183
Wisconsin GO	5.000%	5/1/22	660	774
Wisconsin GO	5.000%	11/1/22	250	289
Wisconsin GO	5.000%	11/1/23	205	248
Wisconsin GO	5.000%	11/1/23	500	593
Wisconsin GO	5.000%	11/1/24	185	227
Wisconsin GO	5.000%	5/1/25	90	105
Wisconsin GO	5.000%	5/1/26	75	92
Wisconsin GO	5.000%	11/1/27	1,000	1,255
Wisconsin GO	5.000%	11/1/29	200	243
Wisconsin GO	5.000%	5/1/33	1,750	2,036
Wisconsin GO	5.000%	5/1/35	520	600
Wisconsin GO	5.000%	5/1/37	1,340	1,550
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	4.000%	12/1/46	300	309
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/41	245	277
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/37	430	486
Wisconsin Transportation Revenue	5.000%	7/1/19 (14)	90	97
Wisconsin Transportation Revenue	5.000%	7/1/22	140	165
Wisconsin Transportation Revenue	5.000%	7/1/29	500	598
				13,141

Wyoming (0.0%)
Campbell County WY Solid Waste Facilities
Revenue (Basin Electric Power Cooperative -
Dry Fork Station Facilities)	5.750%	7/15/39	250	267

Total Tax-Exempt Municipal Bonds (Cost $1,497,897)				1,512,955
			Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
1 Vanguard Municipal Cash Management Fund
(Cost $19,838)	0.803%		198,369	19,839

Total Investments (99.7%) (Cost $1,517,735)				1,532,794
Other Assets and Liabilities-Net (0.3%)				4,319
Net Assets (100%)				1,537,113

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).

Tax-Exempt Bond Index Fund

(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,512,955	—
Temporary Cash Investments	19,839	—	—

Tax-Exempt Bond Index Fund

Total	19,839	1,512,955	—

C. At July 31, 2017, the cost of investment securities for tax purposes was $1,517,735,000. Net unrealized appreciation of investment securities for tax purposes was $15,059,000, consisting of unrealized gains of $18,387,000 on securities that had risen in value since their purchase and $3,328,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	September 18, 2017
VANGUARD MUNICIPAL BOND FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	September 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.